UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21265
Invesco Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Aerospace & Defense ETF
PPA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Aerospace & Defense ETF	$64	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, aerospace- and defense-related businesses outperformed the broader stock market. In addition to the Fund's focus on aerospace- and defense-related stocks, its higher allocation to the information technology sector created a performance tailwind compared to the S&P Composite 1500® Aerospace & Defense Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the SPADE® Defense Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 21.03%, differed from the return of the Index, 21.75%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Aerospace & defense industry, followed by the software and electronic equipment instruments & components industries, respectively.
Positions | Howmet Aerospace, Inc., an aerospace & defense company, and Palantir Technologies, Inc., Class A, a software company.
What detracted from performance?
Industry Allocations | Electrical equipment industry, followed by the metals & mining and communications equipment industries, respectively.
Positions | Huntington Ingalls Industries, Inc., an aerospace & defense company, and Textron, Inc., an aerospace & defense company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Aerospace & Defense ETF — NAV Return	21.03%	18.52%	14.15%
SPADE® Defense Index	21.75%	19.14%	14.78%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Aerospace & Defense Index	18.93%	15.93%	12.28%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Aerospace & Defense Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,714,898,094
Total number of portfolio holdings	59
Total advisory fees paid	$20,768,209
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Lockheed Martin Corp.	7.97%
Boeing Co. (The)	7.55%
General Electric Co.	7.24%
RTX Corp.	6.99%
Northrop Grumman Corp.	5.27%
General Dynamics Corp.	4.61%
Honeywell International, Inc.	4.36%
Howmet Aerospace, Inc.	4.09%
L3Harris Technologies, Inc.	4.09%
TransDigm Group, Inc.	4.06%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PPA-AR
Invesco Aerospace & Defense ETF

Invesco AI and Next Gen Software ETF
IGPT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AI and Next Gen Software ETF	$55	0.56%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy, whereas global equities performed better toward the end of the fiscal year. During the period, AI- and software-related industries underperformed the broader stock market. In addition to the Fund's focus on AI- and software-related industries, its thematic AI methodology created a performance headwind compared to the S&P Composite 1500® Software & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Software Development Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.88%, differed from the return of the Index, -2.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Interactive media & services sub-industry, followed by the health care equipment and application software sub-industries, respectively.
Positions | NVIDIA Corp., a semiconductors company, and Meta Platforms Inc., Class A, an interactive media & services company.
What detracted from performance?
Sub-Industry Allocations | Semiconductors sub-industry, followed by the technology hardware storage & peripherals and electronic equipment & instruments sub-industries, respectively.
Positions | Advanced Micro Devices, Inc., a semiconductors company, and Intel Corp., a semiconductors company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AI and Next Gen Software ETF — NAV Return	-2.88%	5.93%	12.03%
Blended - Invesco AI and Next Gen Software Benchmark	-2.51%	6.22%	12.55%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Software & Services Index	10.06%	15.18%	18.04%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Software & Services Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - Invesco AI and Next Gen Software Benchmark performance is comprised of the performance of the Dynamic Software Intellidex® Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$382,043,613
Total number of portfolio holdings	101
Total advisory fees paid	$1,948,987
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.92%
NVIDIA Corp.	7.65%
Meta Platforms, Inc., Class A	7.54%
Intuitive Surgical, Inc.	6.93%
Adobe, Inc.	6.25%
Advanced Micro Devices, Inc.	5.97%
QUALCOMM, Inc.	4.46%
MicroStrategy, Inc., Class A	3.48%
Keyence Corp.	3.33%
Micron Technology, Inc.	3.28%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IGPT-AR
Invesco AI and Next Gen Software ETF

Invesco Biotechnology & Genome ETF
PBE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Biotechnology & Genome ETF	$59	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the health care sector underperformed the broader stock market. In addition to the Fund's focus on health care stocks, its multi-factor methodology created a performance headwind compared to the S&P Composite 1500® Biotechnolgy Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Biotech & Genome Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.51%, differed from the return of the Index, 3.02%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Biotechnology sub-industry, followed by the health care services sub-industry.
Positions | TG Therapeutics, Inc., a biotechnology company, and Gilead Sciences, Inc., a biotechnology company.
What detracted from performance?
Sub-Industry Allocations | Life sciences tools & services sub-industry, followed by the pharmaceuticals sub-industry.
Positions | Biogen Inc., a biotechnology company, and Myriad Genetics, Inc., a biotechnology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Biotechnology & Genome ETF — NAV Return	2.51%	3.26%	1.87%
Dynamic Biotech & Genome Intellidex® Index	3.02%	3.85%	2.19%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Biotechnology Index	11.03%	7.73%	6.28%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Biotechnology Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$221,283,667
Total number of portfolio holdings	33
Total advisory fees paid	$1,272,494
Portfolio turnover rate	94%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Natera, Inc.	5.18%
Gilead Sciences, Inc.	5.11%
Neurocrine Biosciences, Inc.	4.97%
Amgen, Inc.	4.93%
TG Therapeutics, Inc.	4.55%
United Therapeutics Corp.	4.54%
Biogen, Inc.	4.52%
Regeneron Pharmaceuticals, Inc.	4.43%
Illumina, Inc.	4.34%
Protagonist Therapeutics, Inc.	3.81%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBE-AR
Invesco Biotechnology & Genome ETF

Invesco Bloomberg Analyst Rating Improvers ETF
UPGD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Analyst Rating Improvers ETF	$41	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, companies included in the Bloomberg ANR Improvers Index pursuant to the proprietary security selection methodology generally underperformed the broader stock market, although certain holdings performed well relative to the S&P MidCap 400® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg ANR Improvers Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.15%, differed from the return of the Index, 6.92%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the communication services and information technology sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company (no longer held at fiscal year-end), and Carvana Co., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the consumer staples sector.
Positions | Dollar Tree, Inc., a consumer staples company (no longer held at fiscal year-end), and UiPath, Inc., Class A, an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Analyst Rating Improvers ETF — NAV Return	7.15%	15.73%	7.35%
Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark	6.92%	16.33%	8.00%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P MidCap 400® Index	1.19%	13.34%	8.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark performance is comprised of the performance of the Raymond James SB-1 Equity Index, the Fund's former underlying index, through March 25, 2024, followed by the performance of the Index thereafter.
- Effective after the close of business on May 18, 2018, Guggenheim Raymond James SB-1 Equity ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Raymond James SB-1 Equity ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$103,554,187
Total number of portfolio holdings	53
Total advisory fees paid	$442,822
Portfolio turnover rate	191%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Consolidated Edison, Inc.	2.52%
Okta, Inc.	2.46%
Fair Isaac Corp.	2.41%
Northrop Grumman Corp.	2.39%
Lockheed Martin Corp.	2.35%
Kroger Co. (The)	2.35%
Exelon Corp.	2.34%
Albertson's Cos., Inc., Class A	2.28%
WEC Energy Group, Inc.	2.25%
Verizon Communications, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on March 25, 2024.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-UPGD-AR
Invesco Bloomberg Analyst Rating Improvers ETF

Invesco Bloomberg MVP Multi-factor ETF
BMVP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg MVP Multi-factor ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's multi-factor security selection and equal weighting methodology led it to be underweight mega-capitalization information technology and communication services securities, creating a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg MVP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.44%, differed from the return of the Index, 10.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and real estate sectors, respectively.
Positions | Targa Resources Corp., an energy company (no longer held at fiscal year-end), and Entergy Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Materials sector.
Positions | Elevance Health, Inc., a health care company (no longer held at fiscal year-end), and Raymond James Financial, Inc., a financials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg MVP Multi-factor ETF — NAV Return	10.44%	12.60%	8.10%
Blended - Invesco Bloomberg MVP Multi-Factor Benchmark	10.79%	13.09%	8.72%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg MVP Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - Invesco Bloomberg MVP Multi-Factor Benchmark performance is comprised of the performance of the Dynamic Market Intellidex Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$109,074,816
Total number of portfolio holdings	58
Total advisory fees paid	$301,388
Portfolio turnover rate	154%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Vistra Corp.	2.08%
Kroger Co. (The)	2.01%
TJX Cos., Inc. (The)	1.99%
Quest Diagnostics, Inc.	1.98%
Cencora, Inc.	1.98%
Republic Services, Inc.	1.95%
Cardinal Health, Inc.	1.93%
Waste Management, Inc.	1.90%
Motorola Solutions, Inc.	1.89%
Kellanova	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BMVP-AR
Invesco Bloomberg MVP Multi-factor ETF

Invesco Building & Construction ETF
PKB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Building & Construction ETF	$58	0.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the materials sector underperformed the broader stock market. In addition to the Fund's focus on materials, its multi-factor methodology led to an overweight in homebuilding stocks, which created a performance headwind compared to the S&P Composite 1500® Construction & Engineering Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Building & Construction Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.85%, differed from the return of the Index, 2.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Construction & engineering sub-industry, followed by the construction materials and office services & supplies sub-industries, respectively.
Positions | Argan, Inc., a construction & engineering company, and United States Lime & Minerals, Inc., a construction materials company.
What detracted from performance?
Sub-Industry Allocations | Building products sub-industry, followed by the homebuilding and home improvement retail sub-industries, respectively.
Positions | IES Holdings, Inc., a construction & engineering company (no longer held at fiscal year-end), and EMCOR Group, Inc., a construction & engineering company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Building & Construction ETF — NAV Return	1.85%	22.57%	12.19%
Dynamic Building & Construction Intellidex® Index	2.50%	23.30%	12.90%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Construction & Engineering Index	13.11%	34.30%	16.24%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Construction & Engineering Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$205,158,638
Total number of portfolio holdings	33
Total advisory fees paid	$1,714,800
Portfolio turnover rate	151%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Trane Technologies PLC	5.58%
Martin Marietta Materials, Inc.	5.42%
Vulcan Materials Co.	5.33%
EMCOR Group, Inc.	5.11%
Johnson Controls International PLC	5.08%
CRH PLC	4.83%
Lowe's Cos., Inc.	4.68%
Home Depot, Inc. (The)	4.65%
Sterling Infrastructure, Inc.	3.57%
Argan, Inc.	3.38%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PKB-AR
Invesco Building & Construction ETF

Invesco BuyBack AchieversTM ETF
PKW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BuyBack AchieversTM ETF	$65	0.62%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The slight value tilt caused by the Fund's security selection methodology, combined with relatively poor security selection results in the industrials, energy, and communication services sectors, proved to be relative headwinds to performance compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US BuyBack AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.20%, differed from the return of the Index, 9.82%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and consumer discretionary sectors, respectively.
Positions | AppLovin Corp., Class A, an information technology company (no longer held at fiscal year-end), and Booking Holdings, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Caterpillar, Inc., an industrials company, and Phillips 66, an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco BuyBack AchieversTM ETF — NAV Return	9.20%	16.50%	9.85%
Nasdaq US BuyBack Achievers™ Index	9.82%	17.20%	10.51%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq US BuyBack Achievers™ Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,162,999,859
Total number of portfolio holdings	204
Total advisory fees paid	$5,922,457
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Booking Holdings, Inc.	5.66%
Wells Fargo & Co.	5.06%
RTX Corp.	4.87%
Caterpillar, Inc.	4.79%
Comcast Corp., Class A	4.74%
PayPal Holdings, Inc.	3.23%
HCA Healthcare, Inc.	3.03%
Marriott International, Inc., Class A	2.87%
Bank of New York Mellon Corp. (The)	2.69%
Cheniere Energy, Inc.	2.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PKW-AR
Invesco BuyBack AchieversTM ETF

Invesco Dividend AchieversTM ETF
PFM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend AchieversTM ETF	$55	0.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund outperformed the Russell 3000® Value Index primarily due to strong security selection results in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Broad Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.08%, differed from the return of the Index, 12.66%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and consumer staples sectors, respectively.
Positions | Broadcom, Inc., an information technology company, and Walmart, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Merck & Co., Inc., a health care company, and PepsiCo, Inc., a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend AchieversTM ETF — NAV Return	12.08%	12.67%	9.99%
Nasdaq US Broad Dividend Achievers™ Index	12.66%	13.26%	10.56%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Value Index	8.11%	12.96%	8.22%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq US Broad Dividend Achievers™ Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$673,575,388
Total number of portfolio holdings	434
Total advisory fees paid	$2,757,665
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.22%
Broadcom, Inc.	3.90%
Apple, Inc.	3.73%
Eli Lilly and Co.	3.69%
Walmart, Inc.	3.38%
JPMorgan Chase & Co.	2.96%
Visa, Inc., Class A	2.58%
Mastercard, Inc., Class A	2.15%
Exxon Mobil Corp.	1.98%
Costco Wholesale Corp.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFM-AR
Invesco Dividend AchieversTM ETF

Invesco Dorsey Wright Basic Materials Momentum ETF
PYZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Basic Materials Momentum ETF	$59	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, materials underperformed the broader stock market. In addition to the Fund's focus on materials stocks, its momentum methodology led to lower exposure to megacap stocks, which created a performance headwind compared to the S&P 500® Materials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Basic Materials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -4.47%, differed from the return of the Index, -3.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Gold sub-industry, followed by the steel and forest products sub-industries, respectively.
Positions | Carpenter Technology Corp., a steel company, and Louisiana-Pacific Corp., a forest products company.
What detracted from performance?
Sub-Industry Allocations | Specialty chemicals sub-industry, followed by the aluminum and commodity chemicals sub-industries, respectively.
Positions | Alcoa Corp., an aluminum company, and Avery Dennison Corp., a paper & plastic packaging products & materials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Basic Materials Momentum ETF — NAV Return	-4.47%	12.87%	5.54%
Dorsey Wright Basic Materials Technical Leaders™ Index	-3.98%	13.50%	6.20%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Materials Index	-3.28%	12.36%	7.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Materials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$46,315,775
Total number of portfolio holdings	46
Total advisory fees paid	$183,752
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	5.44%
Avery Dennison Corp.	4.85%
Linde PLC	4.79%
Corteva, Inc.	3.90%
Reliance, Inc.	3.62%
CF Industries Holdings, Inc.	3.44%
Nucor Corp.	3.01%
Eastman Chemical Co.	2.95%
Newmont Corp.	2.89%
Hecla Mining Co.	2.64%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PYZ-AR
Invesco Dorsey Wright Basic Materials Momentum ETF

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PEZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$59	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, consumer cyclical stocks outperformed the broader stock market. However, despite the Fund's focus on consumer cyclical stocks, its momentum methodology led to lower exposure to mega-cap stocks as well as a large allocation to the homebuilding sub-industry, which created a performance headwind compared to the S&P 500® Consumer Discretionary Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Cyclicals Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -4.10%, differed from the return of the Index, -3.56%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Automotive retail sub-industry, followed by the movies & entertainment and hotels, resorts & cruise lines sub-industries, respectively.
Positions | Abercrombie & Fitch Co., Class A, an apparel retail company (no longer held at fiscal year-end), and Acushnet Holdings Corp., a leisure products company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Homebuilding sub-industry, followed by the apparel retail sub-industry.
Positions | Victoria's Secret & Co., an apparel retail company (no longer held at fiscal year-end), and RealReal, Inc., an apparel retail company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF — NAV Return	-4.10%	16.15%	6.96%
Dorsey Wright Consumer Cyclicals Technical Leaders™ Index	-3.56%	16.72%	7.52%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Consumer Discretionary Index	11.34%	11.32%	11.39%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Consumer Discretionary Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$51,016,480
Total number of portfolio holdings	39
Total advisory fees paid	$216,916
Portfolio turnover rate	189%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
O'Reilly Automotive, Inc.	5.41%
Netflix, Inc.	4.16%
Cardinal Health, Inc.	3.94%
Royal Caribbean Cruises Ltd.	3.88%
Somnigroup International, Inc.	3.83%
DoorDash, Inc., Class A	3.71%
Amazon.com, Inc.	3.43%
Tapestry, Inc.	3.43%
McKesson Corp.	3.39%
Ralph Lauren Corp.	3.34%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEZ-AR
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF

Invesco Dorsey Wright Consumer Staples Momentum ETF
PSL | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Staples Momentum ETF	$65	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, consumer staples stocks outperformed the broader stock market. In addition to the Fund's focus on consumer staples stocks, its momentum methodology created a performance tailwind compared to the S&P 500® Consumer Staples Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Staples Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.09%, differed from the return of the Index, 17.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Education services sub-industry, followed by the food retail and food distributors sub-industries, respectively.
Positions | Sprouts Farmers Market, Inc., a food retail company, and Stride, Inc., an education services company.
What detracted from performance?
Sub-Industry Allocations | Packaged foods & meats sub-industry, followed by the personal care products and household products sub-industries, respectively.
Positions | Vital Farms, Inc., a packaged foods & meats company, and e.l.f. Beauty, Inc., a personal care products company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Staples Momentum ETF — NAV Return	17.09%	13.81%	8.98%
Dorsey Wright Consumer Staples Technical Leaders™ Index	17.79%	14.41%	9.61%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Consumer Staples Index	14.84%	11.49%	9.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Consumer Staples Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$91,656,111
Total number of portfolio holdings	49
Total advisory fees paid	$321,942
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Costco Wholesale Corp.	3.72%
Casey's General Stores, Inc.	3.63%
Sprouts Farmers Market, Inc.	3.53%
Stride, Inc.	3.52%
BJ's Wholesale Club Holdings, Inc.	3.43%
Kroger Co. (The)	3.34%
Service Corp. International	3.29%
Monster Beverage Corp.	3.29%
Church & Dwight Co., Inc.	3.22%
Philip Morris International, Inc.	3.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSL-AR
Invesco Dorsey Wright Consumer Staples Momentum ETF

Invesco Dorsey Wright Energy Momentum ETF
PXI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Energy Momentum ETF	$55	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, energy underperformed the broader stock market. In addition to the Fund's focus on energy stocks, its momentum methodology led to lower exposure to mega-cap stocks, which created a performance headwind compared to the S&P 500® Energy Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Energy Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -17.60%, differed from the return of the Index, -17.12%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Oil & gas storage & transportation sub-industry, followed by the coal & consumable fuels sub-industry.
Positions | Texas Pacific Land Corp., an oil & gas exploration & production company, and Targa Resources Corp., an oil & gas storage & transportation company.
What detracted from performance?
Sub-Industry Allocations | Oil & gas equipment & services sub-industry, followed by the oil & gas refining & marketing and oil & gas exploration & production sub-industries, respectively.
Positions | Weatherford International PLC, an oil & gas equipment & services company, and Alpha Metallurgical Resources, Inc., a steel company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Energy Momentum ETF — NAV Return	-17.60%	22.74%	-0.79%
Dorsey Wright Energy Technical Leaders™ Index	-17.12%	23.44%	-0.25%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Energy Index	-10.81%	21.28%	4.02%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Energy Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$46,039,593
Total number of portfolio holdings	42
Total advisory fees paid	$210,846
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Texas Pacific Land Corp.	8.40%
Targa Resources Corp.	7.44%
Williams Cos., Inc. (The)	3.50%
Cheniere Energy, Inc.	3.13%
Weatherford International PLC	3.10%
Kinder Morgan, Inc.	3.05%
Exxon Mobil Corp.	2.76%
Antero Resources Corp.	2.75%
Gulfport Energy Corp.	2.68%
Marathon Petroleum Corp.	2.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXI-AR
Invesco Dorsey Wright Energy Momentum ETF

Invesco Dorsey Wright Financial Momentum ETF
PFI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Financial Momentum ETF	$65	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, financial stocks outperformed the broader stock market. However, despite the Fund's focus on financial stocks, its momentum methodology created a performance headwind compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Financials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 15.37%, differed from the return of the Index, 16.10%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Investment banking & brokerage sub-industry, followed by the trading companies & distributors and transaction & payment processing services sub-industries, respectively.
Positions | FTAI Aviation Ltd., a trading companies & distributors company (no longer held at fiscal year-end), and Robinhood Markets, Inc., Class A, an investment banking & brokerage company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Real estate services sub-industry, followed by the consumer finance and regional banks sub-industries, respectively.
Positions | Redfin Corp., a real estate services company (no longer held at fiscal year-end), and LendingTree, Inc., a consumer finance company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Financial Momentum ETF — NAV Return	15.37%	12.54%	7.30%
Dorsey Wright Financials Technical Leaders™ Index	16.10%	13.21%	7.96%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Financials Index	22.82%	18.77%	11.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Financials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$61,296,310
Total number of portfolio holdings	48
Total advisory fees paid	$246,040
Portfolio turnover rate	127%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Mastercard, Inc., Class A	6.66%
Progressive Corp. (The)	6.43%
Ameriprise Financial, Inc.	5.13%
JPMorgan Chase & Co.	4.84%
Visa, Inc., Class A	4.06%
Mr. Cooper Group, Inc.	3.47%
Unum Group	3.05%
Brown & Brown, Inc.	2.84%
American Express Co.	2.77%
Raymond James Financial, Inc.	2.55%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFI-AR
Invesco Dorsey Wright Financial Momentum ETF

Invesco Dorsey Wright Healthcare Momentum ETF
PTH | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Healthcare Momentum ETF	$60	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, health care underperformed the broader stock market. In addition to the Fund's focus on health care stocks, its momentum methodology led to lower exposure to megacap stocks, which created a performance headwind compared to the S&P 500® Health Care Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Healthcare Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -0.86%, differed from the return of the Index, -0.70%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations | Health care services sub-industry, followed by the health care distributors and electronic equipment & instruments sub-industries, respectively.
Positions | Corcept Therapeutics Inc., a pharmaceuticals company (no longer held at fiscal year-end), and TG Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Sub-Industry Allocations | Health care equipment sub-industry, followed by the health care facilities and health care technology sub-industries, respectively.
Positions | Cassava Sciences, Inc., a pharmaceuticals company (no longer held at fiscal year-end), and Scholar Rock Holding Corp., a biotechnology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Healthcare Momentum ETF — NAV Return	-0.86%	4.15%	7.64%
Dorsey Wright Healthcare Technical Leaders™ Index	-0.70%	4.61%	8.20%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Health Care Index	1.86%	8.90%	8.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Health Care Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$108,750,891
Total number of portfolio holdings	38
Total advisory fees paid	$500,446
Portfolio turnover rate	221%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	4.28%
Eli Lilly and Co.	4.27%
TG Therapeutics, Inc.	4.11%
Exelixis, Inc.	4.06%
Boston Scientific Corp.	3.66%
Alignment Healthcare, Inc.	3.52%
BridgeBio Pharma, Inc.	3.48%
Guardant Health, Inc.	3.45%
Axsome Therapeutics, Inc.	3.31%
Krystal Biotech, Inc.	3.31%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PTH-AR
Invesco Dorsey Wright Healthcare Momentum ETF

Invesco Dorsey Wright Industrials Momentum ETF
PRN | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Industrials Momentum ETF	$61	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, industrials underperformed the broader stock market. In addition to the Fund's focus on industrials stocks, its momentum methodology led to lower exposure to megacap stocks, which created a performance headwind compared to the S&P 500® Industrials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Industrials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.49%, differed from the return of the Index, 4.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Aerospace & defense sub-industry, followed by the diversified support services and heavy electrical equipment sub-industries, respectively.
Positions | Howmet Aerospace, Inc., an aerospace & defense company, and American Superconductor Corp., an electrical components & equipment company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Oil & gas equipment & services sub-industry, followed by the research & consulting services and construction materials sub-industries, respectively.
Positions | Vertiv Holdings Co., Class A, an electrical components & equipment company (no longer held at fiscal year-end), and Rocket Lab USA, Inc., an aerospace & defense company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Industrials Momentum ETF — NAV Return	4.49%	17.87%	11.83%
Dorsey Wright Industrials Technical Leaders™ Index	4.98%	18.54%	12.50%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Industrials Index	9.78%	17.34%	10.84%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Industrials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$319,376,161
Total number of portfolio holdings	51
Total advisory fees paid	$1,306,410
Portfolio turnover rate	152%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Trane Technologies PLC	4.30%
W.W. Grainger, Inc.	4.27%
HEICO Corp.	4.06%
TransDigm Group, Inc.	3.78%
Howmet Aerospace, Inc.	3.64%
Parker-Hannifin Corp.	3.62%
Jabil, Inc.	3.29%
Watsco, Inc.	3.27%
Fiserv, Inc.	3.23%
Packaging Corp. of America	3.16%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRN-AR
Invesco Dorsey Wright Industrials Momentum ETF

Invesco Dorsey Wright Momentum ETF
PDP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Momentum ETF	$65	0.62%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, companies included in the Dorsey Wright® Technical Leaders Index pursuant to the proprietary security selection methodology generally underperformed the broader stock market. The Fund's focus on momentum stocks led to lower exposure to mega-cap stocks, which created a performance headwind compared to the Russell 3000® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.29%, differed from the return of the Index, 8.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials and industrials sectors, respectively.
Positions | AppLovin Corp., Class A, an information technology company, and Targa Resources Corp., an energy company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Vertiv Holdings Co., Class A, an industrials company (no longer held at fiscal year-end), and e.l.f. Beauty, Inc., a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Momentum ETF — NAV Return	8.29%	10.83%	9.31%
Dorsey Wright Technical Leaders™ Index	8.98%	11.52%	9.99%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
Russell 3000® Growth Index	14.07%	16.71%	14.72%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Technical Leaders™ Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,185,168,688
Total number of portfolio holdings	103
Total advisory fees paid	$6,454,716
Portfolio turnover rate	109%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
O'Reilly Automotive, Inc.	3.09%
Apple, Inc.	3.01%
Copart, Inc.	2.93%
Mastercard, Inc., Class A	2.87%
Amphenol Corp., Class A	2.73%
AppLovin Corp., Class A	2.44%
Targa Resources Corp.	2.14%
W.W. Grainger, Inc.	2.09%
Fiserv, Inc.	1.93%
Costco Wholesale Corp.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDP-AR
Invesco Dorsey Wright Momentum ETF

Invesco Dorsey Wright Technology Momentum ETF
PTF | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Technology Momentum ETF	$63	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, information technology outperformed the broader stock market. However, despite the Fund's focus on information technology stocks, its momentum methodology created a performance headwind compared to the S&P 500® Information Technology Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technology Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.36%, differed from the return of the Index, 9.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Application software sub-industry, followed by the alternative carriers and communications equipment sub-industries, respectively.
Positions | AppLovin Corp., Class A, an application software company (no longer held at fiscal year-end), and AST SpaceMobile, Inc., Class A, an alternative carriers company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Semiconductors sub-industry, followed by the technology hardware storage & peripherals and semiconductor materials & equipment sub-industries, respectively.
Positions | Rigetti Computing, Inc., a semiconductors company (no longer held at fiscal year-end), and SoundHound AI, Inc., Class A, an application software company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Technology Momentum ETF — NAV Return	9.36%	18.20%	15.96%
Dorsey Wright Technology Technical Leaders™ Index	9.98%	18.85%	16.60%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Information Technology Index	13.79%	21.56%	20.56%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Information Technology Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$354,343,584
Total number of portfolio holdings	37
Total advisory fees paid	$1,988,429
Portfolio turnover rate	222%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.91%
Meta Platforms, Inc., Class A	4.52%
Nutanix, Inc., Class A	4.14%
Palo Alto Networks, Inc.	4.02%
Rubrik, Inc., Class A	3.79%
Guidewire Software, Inc.	3.70%
Telephone and Data Systems, Inc.	3.58%
Microsoft Corp.	3.46%
Toast, Inc., Class A	3.41%
Zscaler, Inc.	3.24%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PTF-AR
Invesco Dorsey Wright Technology Momentum ETF

Invesco Dorsey Wright Utilities Momentum ETF
PUI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Utilities Momentum ETF	$67	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, utilities outperformed the broader stock market. In addition to the Fund's focus on utilities stocks, its momentum methodology created a performance tailwind compared to the S&P 500® Utilities Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Utilities Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 23.05%, differed from the return of the Index, 23.85%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Electric utilities sub-industry, followed by the multi-utilities and integrated telecommunication services sub-industries, respectively.
Positions | Vistra Corp., an independent power producers & energy traders company (no longer held at fiscal year-end), and AT&T, Inc., an integrated telecommunication services company.
What detracted from performance?
Sub-Industry Allocations | Renewable electricity sub-industry followed by the alternative carriers sub-industry.
Positions | Sunnova Energy International, Inc., a renewable electricity company (no longer held at fiscal year-end), and Lumen Technologies, Inc., an alternative carriers company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Utilities Momentum ETF — NAV Return	23.05%	8.68%	8.82%
Dorsey Wright Utilities Technical Leaders™ Index	23.85%	9.33%	9.46%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Utilities Index	21.98%	10.14%	9.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Utilities Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$70,184,216
Total number of portfolio holdings	36
Total advisory fees paid	$148,960
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	4.37%
Atmos Energy Corp.	4.25%
Southern Co. (The)	4.10%
NiSource, Inc.	3.84%
Duke Energy Corp.	3.83%
WEC Energy Group, Inc.	3.81%
NextEra Energy, Inc.	3.64%
DTE Energy Co.	3.53%
AT&T, Inc.	3.52%
American Water Works Co., Inc.	3.49%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PUI-AR
Invesco Dorsey Wright Utilities Momentum ETF

Invesco Dow Jones Industrial Average Dividend ETF
DJD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dow Jones Industrial Average Dividend ETF	$7	0.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Despite notable headwinds from significant underweights to the information technology and communications services sectors, the Fund demonstrated relative outperformance versus the Dow Jones Industrial Average Index due to strong security selection results in the industrials, information technology, and communication services sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dow Jones Industrial Average Yield Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.91%, differed from the return of the Index, 12.01%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials and information technology sectors, respectively.
Positions | 3M Co., an industrials company, and International Business Machines Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials and energy sectors, respectively.
Positions | Merck & Co., Inc., a health care company, and NIKE, Inc., Class B, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/16/15)
Invesco Dow Jones Industrial Average Dividend ETF — NAV Return	11.91%	12.46%	11.02%
Dow Jones Industrial Average Yield Weighted Index	12.01%	12.55%	11.16%
S&P Composite 1500® Index	11.12%	15.39%	12.77%
Dow Jones Industrial Average Index	9.48%	13.05%	11.66%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dow Jones Industrial Average Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim Dow Jones Industrial Average Dividend ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Dow Jones Industrial Average Dividend ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$333,616,824
Total number of portfolio holdings	29
Total advisory fees paid	$221,877
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	11.66%
Chevron Corp.	6.85%
Merck & Co., Inc.	5.80%
Coca-Cola Co. (The)	5.51%
Johnson & Johnson	5.29%
Amgen, Inc.	5.26%
International Business Machines Corp.	4.73%
McDonald's Corp.	4.49%
Cisco Systems, Inc.	4.48%
Home Depot, Inc. (The)	4.36%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DJD-AR
Invesco Dow Jones Industrial Average Dividend ETF

Invesco Energy Exploration & Production ETF
PXE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Exploration & Production ETF	$53	0.61%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the energy sector underperformed the broader stock market. In addition to the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in oil & gas refining, which created a performance headwind compared to the S&P Composite 1500® Oil & Gas Exploration & Production Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Energy Exploration & Production Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -27.01%, differed from the return of the Index, -26.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Gas utilities sub-industry.
Positions | National Fuel Gas Co., a gas utilities company, and CNX Resources Corp., an oil & gas exploration & production company.
What detracted from performance?
Sub-Industry Allocations | Oil & gas exploration & production sub-industry, followed by the oil & gas refining & marketing and integrated oil & gas sub-industries, respectively.
Positions | Devon Energy Corp., an oil & gas exploration & production company, and Vital Energy, Inc., an oil & gas exploration & production company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Exploration & Production ETF — NAV Return	-27.01%	23.03%	0.40%
Dynamic Energy Exploration & Production Intellidex® Index	-26.58%	23.77%	0.93%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Oil & Gas Exploration & Production Index	-18.62%	24.37%	1.09%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Oil & Gas Exploration & Production Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$71,299,950
Total number of portfolio holdings	33
Total advisory fees paid	$569,920
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
EQT Corp.	6.07%
Expand Energy Corp.	6.06%
Marathon Petroleum Corp.	5.47%
Coterra Energy, Inc.	5.38%
Valero Energy Corp.	5.21%
Devon Energy Corp.	5.08%
EOG Resources, Inc.	5.04%
Phillips 66	4.95%
National Fuel Gas Co.	3.39%
CNX Resources Corp.	3.18%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXE-AR
Invesco Energy Exploration & Production ETF

Invesco Financial Preferred ETF
PGF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Financial Preferred ETF	$56	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. credit and equity began the period with strong performance but weakened into the end of the fiscal year. U.S. 10 year treasuries fell during this period, aiding duration instruments. Underweight allocations to mortgage REITs and technology hardware, storage and peripherals relative to the S&P U.S. Preferred Stock Index caused Fund underperformance during the fiscal year.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.68%, differed from the return of the Index, 3.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the insurance and consumer finance industries, respectively.
Positions | M&T Bank Corp., Series J, Pfd., a banks company, and KeyCorp, Pfd., a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Enstar Group Ltd., Series D, Pfd., an insurance company, and Brighthouse Financial, Inc., Series B, Pfd., an insurance company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Financial Preferred ETF — NAV Return	2.68%	0.50%	2.82%
Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index	3.14%	0.91%	3.19%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
S&P U.S. Preferred Stock Index	4.60%	3.55%	3.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P U.S. Preferred Stock Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index performance is comprised of the performance of the Wells Fargo Hybrid and Preferred Securities Financial Index, the Fund's former underlying index, through June 30, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$788,530,795
Total number of portfolio holdings	97
Total advisory fees paid	$4,444,693
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.45%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.21%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.19%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.02%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.91%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.89%
M&T Bank Corp., Series J, Pfd., 7.50%	1.84%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
MetLife, Inc., Series F, Pfd., 4.75%	1.80%
Bank of America Corp., Series GG, Pfd., 6.00%	1.78%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGF-AR
Invesco Financial Preferred ETF

Invesco Food & Beverage ETF
PBJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Food & Beverage ETF	$61	0.61%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the consumer staples sector underperformed the broader stock market. In addition to the Fund's focus on consumer staples stocks, its multi-factor methodology led to an overweight in restaurants, which created a performance headwind compared to the S&P Composite 1500® Food Beverage & Tobacco Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Food & Beverage Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.66%, differed from the return of the Index, 1.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Food retail sub-industry, followed by the soft drinks & non-alcoholic beverages and packaged foods & meats sub-industries, respectively.
Positions | Sprouts Farmers Market, Inc., a food retail company, and Pilgrim's Pride Corp., a packaged food & meats company.
What detracted from performance?
Sub-Industry Allocations | Restaurants sub-industry, followed by the distillers & vintners and agricultural products & services sub-industries, respectively.
Positions | Constellation Brands, Inc., Class A, a distillers & vintners company (no longer held at fiscal year-end), and Shake Shack, Inc., Class A, a restaurants company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Food & Beverage ETF — NAV Return	0.66%	10.84%	5.57%
Dynamic Food & Beverage Intellidex® Index	1.32%	11.51%	6.22%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Food Beverage & Tobacco Index	10.39%	10.10%	7.71%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Food Beverage & Tobacco Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$101,566,340
Total number of portfolio holdings	33
Total advisory fees paid	$546,797
Portfolio turnover rate	139%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Monster Beverage Corp.	5.71%
Kroger Co. (The)	5.46%
Coca-Cola Co. (The)	5.03%
DoorDash, Inc., Class A	5.00%
Keurig Dr Pepper, Inc.	4.91%
Corteva, Inc.	4.88%
Sysco Corp.	4.75%
General Mills, Inc.	4.56%
Natural Grocers by Vitamin Cottage, Inc.	3.22%
Sprouts Farmers Market, Inc.	3.19%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBJ-AR
Invesco Food & Beverage ETF

Invesco Global Listed Private Equity ETF
PSP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Listed Private Equity ETF	$68	0.65%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, international equities showed relatively weak performance until mounting concerns over U.S. global trade and tariff policy led to relative outperformance near the end of the period. During the period, global listed private equity companies underperformed the broader market. The Fund's stock selection methodology within the financial services industry created a performance headwind compared to the MSCI ACWI Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Red Rocks Global Listed Private Equity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts and global depositary receipts) that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.46%, differed from the return of the Index, 9.90%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations | Capital markets industry, followed by the wireless telecommunication services and diversified consumer services industries, respectively.
Positions | 3i Group PLC, a capital markets company, and KKR & Co., Inc., Class A, a capital markets company.
What detracted from performance?
Industry Allocations | Biotechnology industry, followed by the interactive media & services industry.
Positions | CVC Capital Partners PLC, a capital markets company, and Eurazeo SE, a financial services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Listed Private Equity ETF — NAV Return	9.46%	13.18%	7.22%
Red Rocks Global Listed Private Equity Index	9.90%	14.08%	7.96%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$235,236,467
Total number of portfolio holdings	67
Total advisory fees paid	$1,299,857
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
3i Group PLC	5.90%
Sofina S.A.	4.88%
KKR & Co., Inc., Class A	4.87%
Blue Owl Capital, Inc.	4.69%
EQT AB	4.60%
Blackstone, Inc., Class A	4.46%
TPG, Inc.	4.41%
Partners Group Holding AG	4.29%
Eurazeo SE	4.05%
HAL Trust	4.04%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies and principal risks to reflect that master limited partnerships are not eligible for inclusion in the underlying index.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSP-AR
Invesco Global Listed Private Equity ETF

Invesco Golden Dragon China ETF
PGJ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Golden Dragon China ETF	$75	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, China experienced a difficult economic environment, hampered by the real estate and consumer sectors. Despite this, China finished 2024 with GDP growth of 5%, meeting government targets. Weakening demographics due to a shrinking population, high local government debt and lower revenues, and increased tariff pressure from the country's largest trade partners, have also been major headwinds for China. Overweight allocations to consumer discretionary and communication services were the leading detractors from Fund performance compared to the FTSE China 50 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Golden Dragon China IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.17%, differed from the return of the Index, 14.16%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer discretionary sector, followed by the financials sector.
Positions | Alibaba Group Holding Ltd., ADR, a consumer discretionary company, and Trip.com Group Ltd., ADR, a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Communication services sector, followed by the consumer staples sector.
Positions | New Oriental Education & Technology Group, Inc., ADR, a consumer discretionary company, and Kanzhun Ltd., ADR, a communication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Golden Dragon China ETF — NAV Return	14.17%	-6.12%	-0.83%
Nasdaq Golden Dragon China Index™	14.16%	-6.01%	-0.58%
MSCI China Index (Net)	26.13%	-0.65%	0.50%
FTSE China 50 Index	35.22%	0.43%	-0.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE China 50 Index to the MSCI China Index (Net) to reflect that the MSCI China Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$141,907,317
Total number of portfolio holdings	71
Total advisory fees paid	$726,482
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd., ADR	8.05%
Yum China Holdings, Inc.	7.83%
KE Holdings, Inc., ADR	7.49%
Baidu, Inc., ADR	7.15%
JD.com, Inc., ADR	6.96%
NetEase, Inc., ADR	4.79%
Tencent Music Entertainment Group, ADR	4.42%
Full Truck Alliance Co. Ltd., ADR	4.32%
Vipshop Holdings Ltd., ADR	3.28%
H World Group Ltd., ADR	3.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGJ-AR
Invesco Golden Dragon China ETF

Invesco High Yield Equity Dividend AchieversTM ETF
PEY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Equity Dividend AchieversTM ETF	$53	0.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Negative security selection results in all sectors except for information technology caused a significant relative performance headwind for the Fund against the Dow Jones U.S. Select Dividend Index for the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Dividend Achievers 50TM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.12%, differed from the return of the Index, 4.67%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the tobacco and electric utilities industries, respectively.
Positions | Altria Group, Inc., a tobacco company, and Philip Morris International, Inc., a tobacco company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Professional services industry, followed by the consumer staples distribution & retail and chemicals industries, respectively.
Positions | Walgreens Boots Alliance, Inc., a consumer staples distribution & retail company (no longer held at fiscal year-end), and Leggett & Platt, Inc., a household durables company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Equity Dividend AchieversTM ETF — NAV Return	4.12%	11.80%	8.36%
Nasdaq US Dividend Achievers™ 50 Index	4.67%	12.39%	8.92%
Russell 3000® Index	11.40%	15.12%	11.68%
Dow Jones U.S. Select Dividend Index	12.00%	14.29%	9.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq US Dividend Achievers™ 50 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,089,361,259
Total number of portfolio holdings	53
Total advisory fees paid	$4,811,035
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.65%
Universal Corp.	3.16%
Verizon Communications, Inc.	3.07%
Pfizer, Inc.	2.84%
Edison International	2.76%
Franklin Resources, Inc.	2.75%
LyondellBasell Industries N.V., Class A	2.50%
AES Corp. (The)	2.49%
Northwest Natural Holding Co.	2.43%
Avista Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEY-AR
Invesco High Yield Equity Dividend AchieversTM ETF

Invesco International Dividend AchieversTM ETF
PID | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Dividend AchieversTM ETF	$57	0.53%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, international equities showed relatively weak performance until mounting concerns over U.S. global trade and tariff policy led to relative outperformance near the end of the period. Strong security selection results in the energy and materials sectors were supportive to the Fund's relative outperformance versus the MSCI EAFE® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.85%, differed from the return of the Index, 14.60%, primarily due to positive differences in the tax withholding treatment of dividends between the Fund and the Index and the effect of a corporate action, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and energy sectors, respectively.
Positions | British American Tobacco PLC, ADR, a consumer staples company, and TC Energy Corp., an energy company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services sector.
Positions | BCE, Inc., a communication services company, and Magna International, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Dividend AchieversTM ETF — NAV Return	14.85%	14.22%	4.52%
Nasdaq International Dividend Achievers™ Index (Net)	14.60%	14.10%	4.55%
MSCI EAFE® Index (Net)	12.57%	11.37%	5.45%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq International Dividend Achievers™ Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$826,703,193
Total number of portfolio holdings	51
Total advisory fees paid	$3,398,962
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
British American Tobacco PLC, ADR	4.35%
Enbridge, Inc.	4.21%
PT Telkom Indonesia (Persero) Tbk, ADR	4.18%
National Grid PLC, ADR	4.12%
PLDT, Inc., ADR	4.00%
Brookfield Renewable Partners L.P.	3.98%
TC Energy Corp.	3.91%
TELUS Corp.	3.86%
BCE, Inc.	3.74%
Canadian Natural Resources Ltd.	3.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PID-AR
Invesco International Dividend AchieversTM ETF

Invesco Large Cap Growth ETF
PWB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Growth ETF	$60	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Security selection results in the communication services and consumer staples sectors as well as an average overweight to financials were relative performance tailwinds for the Fund versus the Russell 1000® Growth Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Growth Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.53%, differed from the return of the Index, 18.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and industrials sectors, respectively.
Positions | Netflix, Inc., a communication services company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector.
Positions | Tesla, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Trade Desk, Inc., Class A, a communication services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Growth ETF — NAV Return	17.53%	15.57%	13.23%
Dynamic Large Cap Growth Intellidex® Index	18.19%	16.22%	13.88%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dynamic Large Cap Growth Intellidex® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$976,252,834
Total number of portfolio holdings	53
Total advisory fees paid	$4,686,708
Portfolio turnover rate	92%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Netflix, Inc.	4.03%
General Electric Co.	3.52%
Walmart, Inc.	3.47%
Microsoft Corp.	3.46%
Visa, Inc., Class A	3.42%
Mastercard, Inc., Class A	3.38%
Broadcom, Inc.	3.31%
Costco Wholesale Corp.	3.28%
American Express Co.	3.16%
Alphabet, Inc., Class A	3.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWB-AR
Invesco Large Cap Growth ETF

Invesco Large Cap Value ETF
PWV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Value ETF	$57	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund slightly underperformed the Russell 1000® Value Index due to poor security selection results in the financials and industrials sectors, and a large average overweight to the energy sector, partially offset by relatively strong security selection results in the health care and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Value Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.00%, differed from the return of the Index, 8.49%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the health care and information technology sectors, respectively.
Positions | International Business Machines Corp., an information technology company, and JPMorgan Chase & Co., a financials company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary and industrials sectors, respectively.
Positions | Home Depot, Inc., a consumer discretionary company, and Chevron Corp., an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Value ETF — NAV Return	8.00%	14.13%	8.69%
Dynamic Large Cap Value Intellidex® Index	8.49%	14.78%	9.29%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 1000® Value Index	8.55%	13.00%	8.36%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dynamic Large Cap Value Intellidex® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,000,734,843
Total number of portfolio holdings	53
Total advisory fees paid	$4,897,413
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Philip Morris International, Inc.	3.84%
Exxon Mobil Corp.	3.40%
AbbVie, Inc.	3.38%
JPMorgan Chase & Co.	3.36%
Procter & Gamble Co. (The)	3.33%
Johnson & Johnson	3.33%
International Business Machines Corp.	3.32%
Wells Fargo & Co.	3.30%
QUALCOMM, Inc.	3.25%
Home Depot, Inc. (The)	3.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWV-AR
Invesco Large Cap Value ETF

Invesco Leisure and Entertainment ETF
PEJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Leisure and Entertainment ETF	$60	0.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the consumer discretionary sector underperformed the broader stock market. Despite the Fund's focus on consumer discretionary stocks, its multi-factor methodology led to an overweight in movies & entertainment, which performed well relative to other leisure sub-industries in the S&P Composite 1500® Hotels Restaurants & Leisure Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Leisure & Entertainment Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.91%, differed from the return of the Index, 9.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Movies & entertainment sub-industry, followed by the hotels, resorts & cruise lines and broadcasting sub-industries, respectively.
Positions | Brinker International, Inc., a restaurants company, and Royal Caribbean Group Ltd., a hotels, resorts & cruise lines company.
What detracted from performance?
Sub-Industry Allocations | Interactive media & services sub-industry, followed by the passenger airlines sub-industry.
Positions | TripAdvisor, Inc., an interactive media & services company (no longer held at fiscal year-end), and Norwegian Cruise Line Holdings Ltd., a hotels, resorts & cruise lines company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Leisure and Entertainment ETF — NAV Return	8.91%	12.49%	3.40%
Dynamic Leisure & Entertainment Intellidex® Index	9.51%	12.97%	4.00%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Hotels Restaurants & Leisure Index	8.32%	14.46%	11.23%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Hotels Restaurants & Leisure Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$313,594,104
Total number of portfolio holdings	33
Total advisory fees paid	$1,341,006
Portfolio turnover rate	157%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
DoorDash, Inc., Class A	5.73%
Sysco Corp.	5.45%
Royal Caribbean Cruises Ltd.	5.14%
Hilton Worldwide Holdings, Inc.	4.97%
Warner Bros. Discovery, Inc.	4.61%
Carnival Corp.	4.39%
United Airlines Holdings, Inc.	4.05%
Delta Air Lines, Inc.	3.83%
Sportradar Group AG	3.49%
Super Group (SGHC) Ltd.	3.34%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEJ-AR
Invesco Leisure and Entertainment ETF

Invesco MSCI Sustainable Future ETF
ERTH | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Sustainable Future ETF	$64	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, sustainability themes underperformed global equity markets primarily due to stock selection within U.S. Solar manufacturing. U.S. solar manufacturing continued to struggle as the industry continued to grapple with oversupply, simultaneously as electric vehicle consumers appeared to be tapped out dealing two major headwinds to the clean energy space. The Fund’s exposure to positive Chinese equity markets and a steady water theme partially offset these detractors resulting in solid performance versus its clean tech peers.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Environment Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.08%, differed from the return of the Index, -1.72%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations | Automobiles industry, followed by retail REITs and specialized REITs industries, respectively.
Positions | Tesla, Inc., an automobiles company, and XPeng, Inc., an automobiles company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the electrical equipment industry.
Positions | Vestas Wind Systems A/S, an electrical equipment company, and Enphase Energy, Inc., a semiconductor & semiconductors equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Sustainable Future ETF — NAV Return	-2.08%	1.97%	4.82%
Blended - MSCI Global Environment Select Index	-1.72%	2.43%	5.39%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - MSCI Global Environment Select Index performance is comprised of the performance of the The Cleantech Index™, the Fund's former underlying index, through March 24, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$137,953,273
Total number of portfolio holdings	152
Total advisory fees paid	$788,411
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
BYD Co. Ltd., H Shares	6.25%
Digital Realty Trust, Inc.	5.08%
Tesla, Inc.	4.18%
NVIDIA Corp.	4.10%
Li Auto, Inc., A Shares	3.47%
Vestas Wind Systems A/S	3.11%
Kingspan Group PLC	3.01%
First Solar, Inc.	2.94%
XPeng, Inc.	2.66%
LG Energy Solution Ltd.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-ERTH-AR
Invesco MSCI Sustainable Future ETF

Invesco NASDAQ Internet ETF
PNQI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Internet ETF	$65	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, internet-related businesses outperformed the broader stock market. In addition to the Fund's focus on internet-related stocks, its higher allocation to movies & entertainment and broadline retail created a performance tailwind compared to the Nasdaq-100® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq CTA Internet IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 18.29%, differed from the return of the Index, 18.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Movies & entertainment sub-industry, followed by the broadline retail and technology hardware storage & peripherals sub-industries, respectively.
Positions | Netflix, Inc., a movies & entertainment company and Meta Platforms, Inc., Class A, an interactive media & services.
What detracted from performance?
Sub-Industry Allocations | Casinos & gaming sub-industry, followed by the real estate services and application software sub-industries, respectively.
Positions | Walt Disney Co. (The), a movies & entertainment company and Adobe, Inc., an application software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco NASDAQ Internet ETF — NAV Return	18.29%	8.95%	12.05%
Nasdaq CTA Internet Index℠	18.81%	9.55%	12.66%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
Nasdaq-100® Index	13.10%	17.75%	17.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq-100® Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$791,640,918
Total number of portfolio holdings	82
Total advisory fees paid	$4,804,784
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	8.51%
Alphabet, Inc., Class C	7.99%
Apple, Inc.	7.51%
Amazon.com, Inc.	7.42%
Meta Platforms, Inc., Class A	7.02%
Netflix, Inc.	4.93%
Uber Technologies, Inc.	4.55%
Booking Holdings, Inc.	4.35%
Salesforce, Inc.	3.86%
Adobe, Inc.	3.65%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PNQI-AR
Invesco NASDAQ Internet ETF

Invesco Next Gen Connectivity ETF
KNCT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Connectivity ETF	$43	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy, whereas global equities performed better toward the end of the fiscal year. During the period, connectivity-related industries outperformed the broader stock market. In addition to the Fund's focus on connectivity-related industries, its thematic emerging connectivity methodology created a performance headwind compared to the S&P Composite 1500® Communications Equipment Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Connectivity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.19%, differed from the return of the Index, 17.26%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations | Integrated telecommunication services sub-industry, followed by the semiconductors and communications equipment sub-industries, respectively.
Positions | Broadcom, Inc., a semiconductors company, and Apple, Inc., a technology hardware storage & peripherals company.
What detracted from performance?
Sub-Industry Allocations | Internet services & infrastructure sub-industry, followed by the application software sub-industry.
Positions | Samsung Electronics Co., Ltd., a technology hardware storage & peripherals company, and Intel Corp., a semiconductors company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Connectivity ETF — NAV Return	17.19%	13.48%	11.78%
Blended - Invesco Next Gen Connectivity Benchmark	17.26%	13.64%	12.09%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Communications Equipment Index	27.52%	14.14%	11.45%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Communications Equipment Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - Invesco Next Gen Connectivity Benchmark performance is comprised of the performance of the Dynamic Networking Intellidex℠ Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$30,883,953
Total number of portfolio holdings	103
Total advisory fees paid	$155,905
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.95%
Broadcom, Inc.	7.89%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.59%
AT&T, Inc.	4.23%
Cisco Systems, Inc.	4.14%
Verizon Communications, Inc.	3.99%
QUALCOMM, Inc.	3.56%
Samsung Electronics Co. Ltd.	2.69%
Palo Alto Networks, Inc.	2.67%
T-Mobile US, Inc.	2.49%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KNCT-AR
Invesco Next Gen Connectivity ETF

Invesco Next Gen Media and Gaming ETF
GGME | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Media and Gaming ETF	$70	0.62%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy, whereas global equities performed better toward the end of the fiscal year. During the period, movies & entertainment outperformed the broader stock market. In addition to the Fund's focus on media- and gaming-related industries, its thematic media methodology created a performance tailwind compared to the S&P Composite 1500® Media Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Media Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 24.72%, differed from the return of the Index, 25.43%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Movies & entertainment sub-industry, followed by the interactive home entertainment and technology hardware storage & peripherals sub-industries, respectively.
Positions | Netflix, Inc., a movies & entertainment company, and Spotify Technology S.A., a movies & entertainment company.
What detracted from performance?
Sub-Industry Allocations | Advertising sub-industry, followed by the consumer electronics sub-industry.
Positions | Advanced Micro Devices, Inc., a semiconductors company, and Adobe Inc., an application software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Media and Gaming ETF — NAV Return	24.72%	13.95%	7.48%
Blended - Invesco Next Gen Media and Gaming Benchmark	25.43%	14.22%	7.96%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Media Index	3.70%	0.93%	2.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Media Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - Invesco Next Gen Media and Gaming Benchmark performance is comprised of the performance of the Dynamic Media Intellidex℠ Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$124,350,349
Total number of portfolio holdings	87
Total advisory fees paid	$230,167
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Netflix, Inc.	9.86%
Apple, Inc.	7.87%
QUALCOMM, Inc.	7.41%
NVIDIA Corp.	7.31%
Meta Platforms, Inc., Class A	7.21%
Nintendo Co. Ltd.	5.27%
Spotify Technology S.A.	4.84%
Adobe, Inc.	4.33%
Advanced Micro Devices, Inc.	4.33%
MediaTek, Inc.	3.98%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GGME-AR
Invesco Next Gen Media and Gaming ETF

Invesco Oil & Gas Services ETF
PXJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oil & Gas Services ETF	$55	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the energy sector underperformed the broader stock market. Despite the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in consumable fuels, which created a performance tailwind compared to the S&P Composite 1500® Energy Equipment & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Oil Services Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -26.48%, differed from the return of the Index, -26.02%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by the effect of daily compounding during a period of weak performance.
What contributed to performance?
Sub-Industry Allocations | No sub-industries contributed to the Fund's performance during the period.
Positions | Golar LNG Ltd., an oil & gas storage & transportation company, and Kodiak Gas Services, Inc., an oil & gas equipment & services company.
What detracted from performance?
Sub-Industry Allocations | Oil & gas equipment & services sub-industry, followed by the oil & gas drilling and oil & gas storage & transportation sub-industries, respectively.
Positions | Weatherford International PLC, an oil & gas equipment & services company, and Tidewater, Inc., an oil & gas equipment & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oil & Gas Services ETF — NAV Return	-26.48%	15.54%	-11.71%
Dynamic Oil Services Intellidex® Index	-26.02%	16.71%	-10.99%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Energy Equipment & Services Index	-28.41%	15.21%	-8.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Energy Equipment & Services Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$25,296,230
Total number of portfolio holdings	33
Total advisory fees paid	$278,493
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
TechnipFMC PLC	6.16%
Archrock, Inc.	5.42%
Schlumberger N.V.	4.93%
Noble Corp. PLC	4.93%
Baker Hughes Co., Class A	4.89%
NOV, Inc.	4.72%
Halliburton Co.	4.60%
Weatherford International PLC	3.94%
Golar LNG Ltd.	3.69%
Teekay Tankers Ltd., Class A	3.52%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXJ-AR
Invesco Oil & Gas Services ETF

Invesco Pharmaceuticals ETF
PJP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pharmaceuticals ETF	$59	0.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the health care sector underperformed the broader stock market. Despite the Fund's focus on health care stocks, its multi-factor methodology led to an overweight in health care equipment, which created a performance tailwind compared to the S&P Composite 1500® Pharmaceuticals Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Pharmaceutical Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.45%, differed from the return of the Index, 8.06%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Pharmaceuticals sub-industry followed by the biotechnology sub-industry.
Positions | Corcept Therapeutics, Inc., a pharmaceuticals company, and Ligand Pharmaceuticals, Inc., a pharmaceuticals company.
What detracted from performance?
Sub-Industry Allocations | No sub-industries detracted from the Fund's performance during the period.
Positions | Merck & Co., Inc., a pharmaceuticals company, and Biogen, Inc., a biotechnology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pharmaceuticals ETF — NAV Return	7.45%	6.59%	2.39%
Dynamic Pharmaceutical Intellidex® Index	8.06%	7.15%	2.93%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Pharmaceuticals Index	3.40%	10.64%	8.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Pharmaceuticals Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$243,737,940
Total number of portfolio holdings	35
Total advisory fees paid	$1,358,978
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	5.30%
Abbott Laboratories	5.12%
AbbVie, Inc.	5.08%
Gilead Sciences, Inc.	5.08%
Johnson & Johnson	5.00%
Merck & Co., Inc.	4.96%
Amgen, Inc.	4.90%
Pfizer, Inc.	4.85%
ANI Pharmaceuticals, Inc.	3.77%
Tarsus Pharmaceuticals, Inc.	3.65%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PJP-AR
Invesco Pharmaceuticals ETF

Invesco RAFI US 1000 ETF
PRF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco RAFI US 1000 ETF (the “Fund”), formerly Invesco FTSE RAFI US 1000 ETF, for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1000 ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025,  U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's fundamental weighting methodology led to a value-tilted portfolio, creating a performance headwind compared to the Russell 1000® Index.
•  Effective March 24, 2025, the Fund changed its name from Invesco FTSE RAFI US 1000 ETF to Invesco RAFI US 1000 ETF and the underlying index from FTSE RAFITM US 1000 Index (the "Previous Index") to RAFITM Fundamental Select US 1000 Index (the "Index"). At that time, the Fund changed its investment objective and investment policies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index, and prior to March 24, 2025, the Previous Index. The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.46%, differed from the return of the Custom Invesco RAFI U.S. 1000 ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended April 30, 2025), 8.86%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and consumer staples sectors, respectively.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and AT&T, Inc., a communication services company.

What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Intel Corp., an information technology company, and Merck & Co., Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1000 ETF — NAV Return	8.46%	15.67%	10.05%
Custom Invesco RAFI U.S. 1000 ETF Benchmark	8.86%	16.10%	10.43%
RAFI™ Fundamental Select US 1000 Index	N/A	N/A	N/A
FTSE RAFI™ US 1000 Index	8.47%	16.02%	10.39%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 1000® Index	11.94%	15.42%	12.03%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1000 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
- The Custom Invesco RAFI U.S. 1000 ETF Benchmark performance is comprised of the performance of the Previous Index through March 21, 2025, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the RAFI™ Fundamental Select US 1000 Index's commencement date of December 9, 2024.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$7,402,653,954
Total number of portfolio holdings	1,095
Total advisory fees paid	$21,163,647
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	2.75%
Apple, Inc.	2.68%
JPMorgan Chase & Co.	2.18%
Alphabet, Inc., Class A	2.11%
Microsoft Corp.	2.11%
Exxon Mobil Corp.	2.02%
Amazon.com, Inc.	1.65%
AT&T, Inc.	1.46%
Walmart, Inc.	1.29%
Verizon Communications, Inc.	1.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRF-AR
Invesco RAFI US 1000 ETF

Invesco RAFI US 1500 Small-Mid ETF
PRFZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco RAFI US 1500 Small-Mid ETF (the “Fund”), formerly Invesco FTSE RAFI US 1500 Small-Mid ETF, for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1500 Small-Mid ETF	$39	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small and mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund slightly outperformed the Russell 2000® Index due primarily to individual security selection in the information technology sector.
• Effective March 24, 2025, the Fund changed its name from Invesco FTSE RAFI US 1500 Small-Mid ETF to Invesco RAFI US 1500 Small-Mid ETF and the underlying index from FTSE RAFITM US 1500 Mid Small Index (the "Previous Index") to RAFITM Fundamental Select US 1500 Index (the "Index"). At that time, the Fund changed its investment objective and investment policies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index, and prior to March 24, 2025, the Previous Index. The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.16%, differed from the return of the Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended April 30, 2025), 1.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company, and Carvana Co., a consumer discretionary company.

What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary and health care sectors, respectively.
Positions | B. Riley Financial, Inc., a financials company, and Tilray Brands, Inc., Class 2, a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1500 Small-Mid ETF — NAV Return	1.16%	13.72%	7.32%
Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark	1.42%	13.97%	7.55%
RAFI™ Fundamental Select US 1500 Index	N/A	N/A	N/A
FTSE RAFI™ US 1500 Mid Small Index	0.85%	13.84%	7.48%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Index	0.87%	9.88%	6.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1500 Mid Small Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
- The Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark performance is comprised of the performance of the Previous Index through March 21, 2025, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the RAFI™ Fundamental Select US 1500 Index's commencement date of December 9, 2024.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,158,333,726
Total number of portfolio holdings	1,735
Total advisory fees paid	$7,145,507
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	0.56%
AppLovin Corp., Class A	0.55%
Carvana Co.	0.52%
Carpenter Technology Corp.	0.45%
Brinker International, Inc.	0.42%
Adtalem Global Education, Inc.	0.37%
Texas Pacific Land Corp.	0.36%
Virtu Financial, Inc., Class A	0.35%
ACI Worldwide, Inc.	0.29%
Primoris Services Corp.	0.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRFZ-AR
Invesco RAFI US 1500 Small-Mid ETF

Invesco S&P 100 Equal Weight ETF
EQWL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 100 Equal Weight ETF	$27	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's equal weighting methodology led to lower exposure to mega cap stocks within the S&P 100® Index, which was a performance headwind compared to the S&P 100® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 100® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.89%, differed from the return of the Index, 13.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and information technology sectors, respectively.
Positions | Netflix, Inc., a communication services company, and Tesla, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | NIKE, Inc., Class B, a consumer discretionary company, and Target Corp., a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 100 Equal Weight ETF — NAV Return	12.89%	15.83%	11.89%
Blended - S&P 100® Equal Weight Index	13.19%	16.13%	12.18%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 100® Index	14.38%	16.77%	13.46%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 100® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P 100® Equal Weight Index performance is comprised of the performance of the RAFI® Fundamental Large Core Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell Top 200® Equal Weight Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,184,351,957
Total number of portfolio holdings	104
Total advisory fees paid	$1,735,155
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	1.42%
Netflix, Inc.	1.24%
Boeing Co. (The)	1.16%
Booking Holdings, Inc.	1.16%
Walmart, Inc.	1.15%
Tesla, Inc.	1.15%
ServiceNow, Inc.	1.14%
Philip Morris International, Inc.	1.14%
Charter Communications, Inc., Class A	1.13%
Charles Schwab Corp. (The)	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EQWL-AR
Invesco S&P 100 Equal Weight ETF

Invesco S&P 500 BuyWrite ETF
PBP | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 BuyWrite ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, the Fund's underlying equity exposure to the S&P 500® Index performed well, led by the financials and utilities sectors. However, due to the lower volatility experienced during the period, the call options detracted from performance by capping the Fund's upside participation. This lack of upside was partially offset by the income generated from the call options.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the CBOE S&P 500 BuyWrite IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index and will write (sell) call options thereon.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.09%, differed from the return of the Index, 9.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | SPX 04/17/25 covered call contract, a short S&P 500 Index call contract (no longer held at fiscal year-end), and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Covered call contracts, followed by the energy sector.
Positions | SPX 05/17/24 covered call contract, a short S&P 500 Index call contract (no longer held at fiscal year-end), and SPX 05/16/25 covered call contract, a short S&P 500 Index call contract.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 BuyWrite ETF — NAV Return	9.09%	9.80%	5.52%
CBOE S&P 500 BuyWrite Index℠	9.50%	10.32%	6.10%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the CBOE S&P 500 BuyWrite Index℠ to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$134,041,475
Total number of portfolio holdings	505
Total advisory fees paid	$305,271
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.18%
Microsoft Corp.	6.61%
NVIDIA Corp.	6.00%
Amazon.com, Inc.	3.91%
Meta Platforms, Inc., Class A	2.70%
Berkshire Hathaway, Inc., Class B	2.20%
Alphabet, Inc., Class A	2.08%
Broadcom, Inc.	2.03%
Tesla, Inc.	1.78%
Alphabet, Inc., Class C	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on January 5, 2024.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBP-AR
Invesco S&P 500 BuyWrite ETF

Invesco S&P 500® Equal Weight Communication Services ETF
RSPC | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Communication Services ETF	$45	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, communication services outperformed the broader market. The Fund's focus on communication services securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Communication Services Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 27.06%, differed from the return of the Index, 27.57%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Entertainment industry, followed by the diversified telecommunication services and media industries, respectively.
Positions | Netflix, Inc., an entertainment company, and AT&T, Inc., a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Walt Disney Co. (The), an entertainment company, and Interpublic Group of Cos., Inc. (The), a media company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/7/18)
Invesco S&P 500® Equal Weight Communication Services ETF — NAV Return	27.06%	10.27%	6.31%
S&P 500® Equal Weight Communication Services Plus Index	27.57%	10.68%	6.71%
S&P 500® Index	12.10%	15.61%	12.96%
S&P 500 Communication Services Index	16.83%	14.56%	13.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$60,533,690
Total number of portfolio holdings	28
Total advisory fees paid	$222,617
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Netflix, Inc.	5.51%
Take-Two Interactive Software, Inc.	5.08%
Charter Communications, Inc., Class A	5.02%
TKO Group Holdings, Inc.	4.95%
New York Times Co. (The), Class A	4.86%
AT&T, Inc.	4.82%
Live Nation Entertainment, Inc.	4.82%
Electronic Arts, Inc.	4.77%
Verizon Communications, Inc.	4.63%
Paramount Global, Class B	4.53%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPC-AR
Invesco S&P 500® Equal Weight Communication Services ETF

Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$41	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, consumer discretionary underperformed the broader market. The Fund's focus on consumer discretionary securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.26%, differed from the return of the Index, 4.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the specialty retail and automobiles industries, respectively.
Positions | Tesla, Inc., an automobiles company, and Tapestry, Inc., a textile apparel & luxury goods company.
What detracted from performance?
Industry Allocations | Distributors industry, followed by the automobile components industry.
Positions | NIKE, Inc., Class B, a textile apparel & luxury goods company, and Bath & Body Works, Inc., a specialty retail company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Discretionary ETF — NAV Return	4.26%	13.44%	6.37%
S&P 500® Equal Weight Consumer Discretionary Index	4.70%	13.87%	6.77%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Consumer Discretionary Index	11.34%	11.32%	11.39%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$192,274,949
Total number of portfolio holdings	54
Total advisory fees paid	$1,228,981
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Ulta Beauty, Inc.	2.41%
Booking Holdings, Inc.	2.33%
Tesla, Inc.	2.28%
Domino's Pizza, Inc.	2.24%
TJX Cos., Inc. (The)	2.24%
Ross Stores, Inc.	2.20%
O'Reilly Automotive, Inc.	2.17%
McDonald's Corp.	2.14%
AutoZone, Inc.	2.12%
Darden Restaurants, Inc.	2.12%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPD-AR
Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPS | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Staples ETF	$40	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, consumer staples outperformed the broader market. However, the Fund's equal weighting methodology caused it to have greater exposure to some smaller capitalization consumer staples securities compared to their representation in the S&P 500® Index, which created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.21%, differed from the return of the Index, -1.82%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Tobacco industry, followed by the consumer staples distribution & retail and household products industries, respectively.
Positions | Philip Morris International, Inc., a tobacco company, and Walmart, Inc., a consumer staples distribution & retail company.
What detracted from performance?
Industry Allocations | Food products industry, followed by the personal care products and beverages industries, respectively.
Positions | Estee Lauder Cos., Inc. (The), Class A, a personal care products company, and Target Corp., a consumer staples distribution & retail company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Staples ETF — NAV Return	-2.21%	5.23%	6.01%
S&P 500® Equal Weight Consumer Staples Index	-1.82%	5.66%	6.45%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Consumer Staples Index	14.84%	11.49%	9.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Consumer Staples ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Consumer Staples ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$270,257,617
Total number of portfolio holdings	41
Total advisory fees paid	$1,322,135
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Dollar Tree, Inc.	3.40%
Dollar General Corp.	3.23%
Walmart, Inc.	2.95%
Philip Morris International, Inc.	2.92%
Kroger Co. (The)	2.87%
Monster Beverage Corp.	2.85%
Bunge Global S.A.	2.78%
Costco Wholesale Corp.	2.76%
Keurig Dr Pepper, Inc.	2.72%
Mondelez International, Inc., Class A	2.71%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPS-AR
Invesco S&P 500® Equal Weight Consumer Staples ETF

Invesco S&P 500® Equal Weight Energy ETF
RSPG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Energy ETF	$38	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, energy underperformed the broader market. The Fund's focus on energy securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Energy Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -12.14%, differed from the return of the Index, -11.75%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | No industries contributed to the Fund's performance during the period.
Positions | Williams Cos., Inc. (The), an oil, gas & consumable fuels company, and Targa Resources Corp., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the energy equipment & services industry.
Positions | APA Corp., an oil & gas consumable fuels company, and Halliburton Co., an energy equipment & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Energy ETF — NAV Return	-12.14%	23.70%	2.23%
Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark	-11.75%	24.24%	2.60%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Energy Index	-10.81%	21.28%	4.02%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Energy ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Energy ETF and the Fund.
- The Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark performance is comprised of the performance of the S&P 500® Equal Weight Energy ETF, the Fund's former underlying index, through March 18, 2022, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$415,617,412
Total number of portfolio holdings	25
Total advisory fees paid	$2,146,467
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	5.22%
EQT Corp.	5.07%
Marathon Petroleum Corp.	5.03%
Kinder Morgan, Inc.	4.97%
Exxon Mobil Corp.	4.86%
Texas Pacific Land Corp.	4.80%
Valero Energy Corp.	4.65%
Targa Resources Corp.	4.58%
ConocoPhillips	4.57%
Coterra Energy, Inc.	4.52%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPG-AR
Invesco S&P 500® Equal Weight Energy ETF

Invesco S&P 500® Equal Weight ETF
RSP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight ETF	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. The Fund's equal weighting methodology led to lower exposure to mega cap stocks within the S&P 500® Index which created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.69%, differed from the return of the Index, 6.91%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and industrials sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and health care sectors, respectively.
Positions | Moderna, Inc., a health care company, and Estee Lauder Cos., Inc. (The), Class A, a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight ETF — NAV Return	6.69%	13.82%	9.44%
S&P 500® Equal Weight Index	6.91%	14.05%	9.70%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$69,750,494,563
Total number of portfolio holdings	507
Total advisory fees paid	$131,186,297
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	0.28%
Dollar Tree, Inc.	0.27%
Dollar General Corp.	0.25%
Cadence Design Systems, Inc.	0.25%
GE Vernova, Inc.	0.25%
CrowdStrike Holdings, Inc., Class A	0.25%
Mosaic Co. (The)	0.25%
Netflix, Inc.	0.25%
Amphenol Corp., Class A	0.25%
Newmont Corp.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSP-AR
Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Equal Weight Financials ETF
RSPF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Financials ETF	$43	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, financials outperformed the broader market. The Fund's focus on financials securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Financials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.21%, differed from the return of the Index, 17.71%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Capital markets industry, followed by the insurance and banks industries, respectively.
Positions | Globe Life, Inc., an insurance company, and Discover Financial Services, a consumer finance company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Global Payments, Inc., a financial services company, and Erie Indemnity Co., Class A, an insurance company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Financials ETF — NAV Return	17.21%	16.86%	10.61%
S&P 500® Equal Weight Financials Index	17.71%	17.33%	11.10%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Financials Index	22.82%	18.77%	11.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Financials ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Financials ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$296,751,197
Total number of portfolio holdings	76
Total advisory fees paid	$1,162,260
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
W.R. Berkley Corp.	1.60%
Fidelity National Information Services, Inc.	1.59%
Discover Financial Services	1.53%
Charles Schwab Corp. (The)	1.50%
CME Group, Inc., Class A	1.48%
Berkshire Hathaway, Inc., Class B	1.47%
JPMorgan Chase & Co.	1.47%
MarketAxess Holdings, Inc.	1.47%
Cboe Global Markets, Inc.	1.46%
Hartford Insurance Group, Inc. (The)	1.45%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPF-AR
Invesco S&P 500® Equal Weight Financials ETF

Invesco S&P 500® Equal Weight Health Care ETF
RSPH | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Health Care ETF	$39	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, health care underperformed the broader market. The Fund's focus on health care securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.99%, differed from the return of the Index, -2.60%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care providers & services industry, followed by the pharmaceuticals industry.
Positions | Gilead Sciences, Inc., a biotechnology company, and Boston Scientific Corp., a health care equipment & supplies company.
What detracted from performance?
Industry Allocations | Life sciences tools & services industry, followed by the biotechnology and health care equipment & supplies industries, respectively.
Positions | Moderna, Inc., a biotechnology company, and Charles River Laboratories International, Inc., a life sciences tools & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Health Care ETF — NAV Return	-2.99%	6.67%	7.11%
S&P 500® Equal Weight Health Care Index	-2.60%	7.10%	7.53%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Health Care Index	1.86%	8.90%	8.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Health Care ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Health Care ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$759,204,353
Total number of portfolio holdings	63
Total advisory fees paid	$3,548,806
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	1.98%
Cardinal Health, Inc.	1.91%
McKesson Corp.	1.91%
HCA Healthcare, Inc.	1.89%
Edwards Lifesciences Corp.	1.89%
Eli Lilly and Co.	1.88%
Cigna Group (The)	1.88%
ResMed, Inc.	1.85%
Quest Diagnostics, Inc.	1.84%
Boston Scientific Corp.	1.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPH-AR
Invesco S&P 500® Equal Weight Health Care ETF

Invesco S&P 500® Equal Weight Industrials ETF
RSPN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Industrials ETF	$42	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, industrials underperformed the broader market. The Fund's focus on industrials securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.80%, differed from the return of the Index, 8.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Aerospace & defense industry, followed by commercial services & supplies and professional services industries, respectively.
Positions | GE Vernova, Inc., an electrical equipment company, and Howmet Aerospace, Inc., an aerospace & defense company.
What detracted from performance?
Industry Allocations | Machinery industry, followed by the air freight & logistics and ground transportation industries, respectively.
Positions | Amentum Holdings, Inc., a professional services company (no longer held at fiscal year-end), and United Parcel Service, Inc., Class B, an air freight & logistics company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Industrials ETF — NAV Return	7.80%	18.52%	11.93%
S&P 500® Equal Weight Industrials Index	8.25%	19.00%	12.37%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Industrials Index	9.78%	17.34%	10.84%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Industrials ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Industrials ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$576,860,598
Total number of portfolio holdings	81
Total advisory fees paid	$2,574,825
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	1.58%
Huntington Ingalls Industries, Inc.	1.53%
Quanta Services, Inc.	1.50%
Boeing Co. (The)	1.47%
Copart, Inc.	1.47%
Uber Technologies, Inc.	1.45%
Rollins, Inc.	1.44%
Trane Technologies PLC	1.44%
Allegion PLC	1.43%
Leidos Holdings, Inc.	1.41%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPN-AR
Invesco S&P 500® Equal Weight Industrials ETF

Invesco S&P 500® Equal Weight Materials ETF
RSPM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Materials ETF	$38	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, materials underperformed the broader market. The Fund's focus on materials securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -8.96%, differed from the return of the Index, -8.63%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | No industries contributed to the Fund's performance during the period.
Positions | Newmont Corp., a metals & mining company, and International Paper Co., a containers & packaging company.
What detracted from performance?
Industry Allocations | Chemicals industry, followed by the containers & packaging industry.
Positions | Celanese Corp., a chemicals company (no longer held at fiscal year-end), and Albemarle Corp., a chemicals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Materials ETF — NAV Return	-8.96%	12.50%	7.69%
S&P 500® Equal Weight Materials Index	-8.63%	12.91%	8.10%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Materials Index	-3.28%	12.36%	7.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Materials ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Materials ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$172,678,020
Total number of portfolio holdings	29
Total advisory fees paid	$999,110
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Mosaic Co. (The)	4.83%
Newmont Corp.	4.74%
Vulcan Materials Co.	4.53%
Martin Marietta Materials, Inc.	4.43%
Corteva, Inc.	4.13%
Steel Dynamics, Inc.	4.11%
Ball Corp.	3.98%
CF Industries Holdings, Inc.	3.96%
Sherwin-Williams Co. (The)	3.96%
Linde PLC	3.94%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPM-AR
Invesco S&P 500® Equal Weight Materials ETF

Invesco S&P 500® Equal Weight Real Estate ETF
RSPR | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Real Estate ETF	$43	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, real estate outperformed the broader market. The Fund's focus on real estate securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.51%, differed from the return of the Index, 14.99%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Specialized Real Estate Investment Trusts ("REITs") industry, followed by residential REITs and health care REITs industries, respectively.
Positions | Ventas, Inc., a health care REITs company, and Welltower, Inc., a health care REITs company.
What detracted from performance?
Industry Allocations | Hotel & resort REITs industry.
Positions | Alexandria Real Estate Equities, Inc., a health care REITs company and CoStar Group, Inc. a real estate management & development company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (08/13/15)
Invesco S&P 500® Equal Weight Real Estate ETF — NAV Return	14.51%	9.43%	6.47%
S&P 500® Equal Weight Real Estate Index	14.99%	9.85%	6.84%
S&P 500® Index	12.10%	15.61%	12.64%
S&P 500® Real Estate Index	18.35%	7.65%	N/A
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Real Estate ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Real Estate ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$110,707,067
Total number of portfolio holdings	34
Total advisory fees paid	$450,189
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SBA Communications Corp., Class A	3.68%
Crown Castle, Inc.	3.63%
American Tower Corp.	3.57%
Digital Realty Trust, Inc.	3.46%
Ventas, Inc.	3.46%
Iron Mountain, Inc.	3.40%
Welltower, Inc.	3.39%
Invitation Homes, Inc.	3.38%
Realty Income Corp.	3.36%
Equity Residential	3.33%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPR-AR
Invesco S&P 500® Equal Weight Real Estate ETF

Invesco S&P 500® Equal Weight Technology ETF
RSPT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Technology ETF	$41	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. While the Fund's focus on information technology securities created a performance tailwind compared to the S&P 500® Index, its equal weighting methodology led to underweight exposure to mega-cap information technology stocks and created a notable headwind to performance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.69%, differed from the return of the Index, 5.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Software industry, followed by the communications equipment and IT services industries, respectively.
Positions | Palantir Technologies, Inc., Class A, a software company, and Fair Isaac Corp., a software company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the technology hardware storage & peripherals industry.
Positions | Super Micro Computer, Inc., a technology hardware storage & peripherals company and Enphase Energy, Inc., a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Technology ETF — NAV Return	4.69%	14.36%	15.16%
S&P 500® Equal Weight Information Technology Index	5.07%	14.82%	15.63%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Information Technology Index	13.79%	21.56%	20.56%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Technology ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Technology ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,076,557,179
Total number of portfolio holdings	72
Total advisory fees paid	$14,172,272
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	2.06%
Cadence Design Systems, Inc.	1.82%
CrowdStrike Holdings, Inc., Class A	1.80%
Amphenol Corp., Class A	1.79%
VeriSign, Inc.	1.75%
ServiceNow, Inc.	1.65%
Fair Isaac Corp.	1.63%
Jabil, Inc.	1.59%
Autodesk, Inc.	1.59%
GoDaddy, Inc., Class A	1.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPT-AR
Invesco S&P 500® Equal Weight Technology ETF

Invesco S&P 500® Equal Weight Utilities ETF
RSPU | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Utilities ETF	$45	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, utilities outperformed the broader market. The Fund's focus on utilities securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Utilities Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 24.85%, differed from the return of the Index, 25.43%, primarily due to fees and expenses incurred by the Fund during the period, as well as the compounding effect of the fee due to high absolute returns during the period.
What contributed to performance?
Industry Allocations | Electric utilities industry, followed by the multi-utilities and gas utilities industries, respectively.
Positions | Vistra Corp., an independent power and renewable electricity producers company, and Entergy Corp., an electric utilities company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | AES Corp., an independent power and renewable electricity producers company, and Edison International, an electric utilities company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Utilities ETF — NAV Return	24.85%	11.52%	9.61%
S&P 500® Equal Weight Utilities Plus Index	25.43%	11.97%	10.04%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Utilities Index	21.98%	10.14%	9.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Utilities ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Utilities ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$435,711,691
Total number of portfolio holdings	34
Total advisory fees paid	$1,354,231
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.68%
CenterPoint Energy, Inc.	3.49%
FirstEnergy Corp.	3.48%
Exelon Corp.	3.42%
Consolidated Edison, Inc.	3.41%
Atmos Energy Corp.	3.39%
Sempra	3.35%
PPL Corp.	3.34%
Vistra Corp.	3.30%
American Electric Power Co., Inc.	3.27%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPU-AR
Invesco S&P 500® Equal Weight Utilities ETF

Invesco S&P 500 GARP ETF
SPGP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 GARP ETF	$35	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund underperformed the S&P 500® Index primarily due to its large overweight to and security selection within the energy sector, which was the worst-performing sector in the S&P 500® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.60%, differed from the return of the Index, -2.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | United Airlines Holdings, Inc., an industrials company, and Paycom Software, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and consumer staples sectors, respectively.
Positions | APA Corp., an energy company, and Celanese Corp., a materials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 GARP ETF — NAV Return	-2.60%	14.81%	12.27%
Blended - S&P 500® GARP Index	-2.23%	15.22%	12.68%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® GARP Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P 500® GARP Index performance is comprised of the performance of the RAFI® Fundamental Large Growth Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell Top 200® Pure Growth Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,782,076,241
Total number of portfolio holdings	77
Total advisory fees paid	$12,102,435
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
EOG Resources, Inc.	2.27%
Valero Energy Corp.	2.26%
Marathon Petroleum Corp.	2.26%
TJX Cos., Inc. (The)	2.22%
NVIDIA Corp.	2.18%
Steel Dynamics, Inc.	2.16%
ConocoPhillips	2.07%
Ulta Beauty, Inc.	1.95%
Ross Stores, Inc.	1.93%
Host Hotels & Resorts, Inc.	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPGP-AR
Invesco S&P 500 GARP ETF

Invesco S&P 500® Pure Growth ETF
RPG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Growth ETF	$38	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund underperformed the S&P 500® Growth Index primarily due to poor security selection results that were widespread across the consumer discretionary, industrials, materials, and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.31%, differed from the return of the Index, 14.72%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the real estate and health care sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company, and Celanese Corp., a materials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Growth ETF — NAV Return	14.31%	11.59%	9.81%
S&P 500® Pure Growth Index	14.72%	11.98%	10.20%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 500® Growth Index	17.51%	16.05%	14.19%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Pure Growth Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Pure Growth ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Pure Growth ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,473,057,709
Total number of portfolio holdings	94
Total advisory fees paid	$5,457,779
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	2.46%
Royal Caribbean Cruises Ltd.	2.09%
Texas Pacific Land Corp.	2.08%
Vistra Corp.	2.01%
Fortinet, Inc.	1.99%
Axon Enterprise, Inc.	1.97%
TKO Group Holdings, Inc.	1.89%
Howmet Aerospace, Inc.	1.83%
Live Nation Entertainment, Inc.	1.76%
CrowdStrike Holdings, Inc., Class A	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RPG-AR
Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF
RPV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Value ETF	$36	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. A large underweight to information technology securities and strong security selection results in health care and industrials were tailwinds to the Fund's performance relative to the S&P 500® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.48%, differed from the return of the Index, 8.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials and health care sectors, respectively.
Positions | United Airlines Holdings, Inc., an industrials company (no longer held at fiscal year-end), and Synchrony Financial, a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer staples and consumer discretionary sectors, respectively.
Positions | Walgreens Boots Alliance, Inc., a consumer staples company, and Valero Energy Corp., an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Value ETF — NAV Return	8.48%	16.76%	7.26%
S&P 500® Pure Value Index	8.83%	17.14%	7.58%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 500® Value Index	5.00%	14.01%	9.55%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Pure Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Pure Value ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Pure Value ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,276,120,306
Total number of portfolio holdings	109
Total advisory fees paid	$6,467,646
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	3.43%
Centene Corp.	2.67%
Ford Motor Co.	2.59%
General Motors Co.	2.39%
Mosaic Co. (The)	2.38%
Bunge Global S.A.	2.26%
Archer-Daniels-Midland Co.	2.21%
Paramount Global, Class B	2.00%
Kroger Co. (The)	2.00%
Tyson Foods, Inc., Class A	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RPV-AR
Invesco S&P 500® Pure Value ETF

Invesco S&P 500® Quality ETF
SPHQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Quality ETF	$16	0.15%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. During the period, securities with greater exposure to the quality factor, a composite measure of return-on-equity, leverage, and balance sheet accruals, outperformed the S&P 500® Index. The Fund's methodology focuses on securities with these features, creating a tailwind to Fund performance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.84%, differed from the return of the Index, 15.05%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | Broadcom, Inc., an information technology company (no longer held at fiscal year-end), and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary sector.
Positions | Applied Materials, Inc., an information technology company, and Salesforce, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Quality ETF — NAV Return	14.84%	16.24%	12.91%
Blended - S&P 500® Quality Index	15.05%	16.43%	13.14%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Quality Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P 500® Quality Index performance is comprised of the performance of the S&P 500® High Quality Rankings Index, the Fund's former underlying index, through March 18, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$12,403,993,608
Total number of portfolio holdings	102
Total advisory fees paid	$10,351,502
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Visa, Inc., Class A	5.82%
Netflix, Inc.	5.68%
Johnson & Johnson	5.63%
Mastercard, Inc., Class A	5.42%
Meta Platforms, Inc., Class A	4.58%
Apple, Inc.	4.56%
Costco Wholesale Corp.	4.39%
Procter & Gamble Co. (The)	4.18%
NVIDIA Corp.	4.13%
General Electric Co.	2.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHQ-AR
Invesco S&P 500® Quality ETF

Invesco S&P 500® Top 50 ETF
XLG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Top 50 ETF	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund slightly underperformed the S&P 100® Index primarily due to poor security selection results within the information technology, health care, and communication services sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Top 50 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.89%, differed from the return of the Index, 14.13%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Apple, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector.
Positions | Merck & Co., Inc., a health care company, and Advanced Micro Devices, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Top 50 ETF — NAV Return	13.89%	16.82%	14.02%
Blended - S&P 500® Top 50 Index	14.13%	17.07%	14.24%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 100® Index	14.38%	16.77%	13.46%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 100® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P 500® Top 50 Index performance is comprised of the performance of the Russell Top 50® Mega Cap Index, the Fund's former underlying index, through January 26, 2016, followed by the performance of the Index thereafter.
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Top 50 ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Top 50 ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$8,180,847,173
Total number of portfolio holdings	54
Total advisory fees paid	$13,563,665
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	11.57%
Microsoft Corp.	10.64%
NVIDIA Corp.	9.66%
Amazon.com, Inc.	6.30%
Meta Platforms, Inc., Class A	4.35%
Berkshire Hathaway, Inc., Class B	3.54%
Alphabet, Inc., Class A	3.36%
Broadcom, Inc.	3.27%
Tesla, Inc.	2.86%
Alphabet, Inc., Class C	2.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XLG-AR
Invesco S&P 500® Top 50 ETF

Invesco S&P 500 Value with Momentum ETF
SPVM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Value with Momentum ETF	$40	0.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund underperformed large cap U.S. equities primarily due to its methodology's focus on selecting value securities, which notably lagged the S&P 500® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.54%, differed from the return of the Index, 6.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and health care sectors, respectively.
Positions | Kroger Co., a consumer staples company, and NRG Energy, Inc., a utilities company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and industrials sectors, respectively.
Positions | Celanese Corp., a materials company (no longer held at fiscal year-end) and Valero Energy Corp., an energy company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Value with Momentum ETF — NAV Return	6.54%	14.49%	8.75%
Blended - S&P 500® High Momentum Value Index	6.98%	14.94%	9.17%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® High Momentum Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P 500® High Momentum Value Index performance is comprised of the performance of the RAFI® Fundamental Large Value Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell Top 200® Pure Value Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$49,603,492
Total number of portfolio holdings	103
Total advisory fees paid	$95,539
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
General Motors Co.	2.32%
Kroger Co. (The)	1.99%
Tyson Foods, Inc., Class A	1.82%
Loews Corp.	1.80%
Berkshire Hathaway, Inc., Class B	1.61%
Cencora, Inc.	1.58%
Prudential Financial, Inc.	1.55%
Cardinal Health, Inc.	1.50%
Fox Corp., Class A	1.41%
Mohawk Industries, Inc.	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPVM-AR
Invesco S&P 500 Value with Momentum ETF

Invesco S&P MidCap 400® GARP ETF
GRPM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® GARP ETF	$33	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's underperformance relative to the S&P MidCap 400® Index was primarily due to its large overweight to and security selection within the energy sector, which resulted from its growth and value multifactor security selection methodology.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -10.33%, differed from the return of the Index, -10.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Biotechnology industry, followed by the health care equipment & supplies and banks industries, respectively.
Positions | Lantheus Holdings, Inc., a health care equipment & supplies company, and Halozyme Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Sector Allocations | Oil, gas & consumable fuels industry, followed by the energy equipment & services and textiles apparel & luxury goods industries, respectively.
Positions | Civitas Resources, Inc., an oil, gas & consumable fuels company, and Valaris Ltd., an energy equipment & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® GARP ETF — NAV Return	-10.33%	14.83%	8.02%
Blended - Invesco S&P MidCap 400 GARP Benchmark	-10.03%	15.25%	8.44%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - Invesco S&P MidCap 400 GARP Benchmark performance is comprised of the performance of the Russell MidCap® Equal Weight Index, a former underlying index, for periods prior to January 26, 2016, followed by the performance of the S&P MidCap 400® Equal Weight Index, the previous underlying index, from January 26, 2016 through August 25, 2023, followed by the performance of the Index thereafter.
- Effective after the close of business on April 6, 2018, Guggenheim S&P MidCap 400® Equal Weight ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P MidCap 400® Equal Weight ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$447,653,236
Total number of portfolio holdings	63
Total advisory fees paid	$1,811,864
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Celsius Holdings, Inc.	4.16%
Lantheus Holdings, Inc.	3.79%
Halozyme Therapeutics, Inc.	3.54%
Roivant Sciences Ltd.	3.12%
Crocs, Inc.	2.35%
Chord Energy Corp.	2.29%
Permian Resources Corp.	2.25%
Hancock Whitney Corp.	2.24%
Texas Roadhouse, Inc.	2.14%
Murphy USA, Inc.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GRPM-AR
Invesco S&P MidCap 400® GARP ETF

Invesco S&P MidCap 400® Pure Growth ETF
RFG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Growth ETF	$34	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's overweight to energy securities, as well as poor security selection results in the consumer staples and energy sectors, weighed on its performance relative to the S&P MidCap 400® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -6.46%, differed from the return of the Index, -6.11%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the communication services and information technology sectors, respectively.
Positions | Duolingo, Inc., a consumer discretionary company (no longer held at fiscal year-end), and CNX Resources Corp., an energy company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the health care and consumer discretionary sectors, respectively.
Positions | Celsius Holdings, Inc., a consumer staples company (no longer held at fiscal year-end), and Abercrombie & Fitch Co., Class A, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Growth ETF — NAV Return	-6.46%	11.45%	6.18%
S&P MidCap 400® Pure Growth Index	-6.11%	11.81%	6.50%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Growth Index	-2.39%	11.42%	8.38%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Pure Growth Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim S&P MidCap 400® Pure Growth ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P MidCap 400® Pure Growth ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$271,433,804
Total number of portfolio holdings	95
Total advisory fees paid	$1,142,781
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Roivant Sciences Ltd.	2.47%
Carpenter Technology Corp.	2.30%
Hims & Hers Health, Inc.	2.08%
Comfort Systems USA, Inc.	1.98%
Globus Medical, Inc., Class A	1.87%
Exelixis, Inc.	1.80%
RenaissanceRe Holdings Ltd.	1.67%
EMCOR Group, Inc.	1.62%
Valaris Ltd.	1.62%
Shift4 Payments, Inc., Class A	1.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RFG-AR
Invesco S&P MidCap 400® Pure Growth ETF

Invesco S&P MidCap 400® Pure Value ETF
RFV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Value ETF	$35	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's security selection results in the energy sector as well as its large overweight to consumer discretionary securities were headwinds to performance relative to the S&P MidCap 400® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.26%, differed from the return of the Index, 0.60%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate and industrials sectors, respectively.
Positions | MasTec, Inc., an industrials company (no longer held at fiscal year-end), and Jefferies Financial Group, Inc., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary and health care sectors, respectively.
Positions | PBF Energy, Inc., Class A, an energy company, and Macy's, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Value ETF — NAV Return	0.26%	20.42%	8.69%
S&P MidCap 400® Pure Value Index	0.60%	20.82%	9.03%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Value Index	5.18%	15.07%	7.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Pure Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim S&P MidCap 400® Pure Value ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P MidCap 400® Pure Value ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$227,541,110
Total number of portfolio holdings	88
Total advisory fees paid	$961,894
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Concentrix Corp.	4.51%
Goodyear Tire & Rubber Co. (The)	3.86%
United States Steel Corp.	3.22%
Avnet, Inc.	2.86%
Arrow Electronics, Inc.	2.82%
HF Sinclair Corp.	2.77%
TD SYNNEX Corp.	2.58%
Lear Corp.	2.55%
Cleveland-Cliffs, Inc.	2.27%
Macy's, Inc.	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RFV-AR
Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P MidCap Momentum ETF
XMMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Momentum ETF	$34	0.33%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's focus on momentum securities, or those with relatively stronger price returns over a trailing twelve-month period, was a notable driver of its relative outperformance versus the S&P MidCap 400® Index during the period as investors continued to favor the momentum factor.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.78%, differed from the return of the Index, 7.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer staples sector, followed by the industrials and information technology sectors, respectively.
Positions | Sprouts Farmers Market, Inc., a consumer staples company, and Texas Pacific Land Corp., an energy company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the real estate and materials sectors, respectively.
Positions | Wingstop, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Abercrombie & Fitch Co., Class A, a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Momentum ETF — NAV Return	6.78%	17.28%	14.39%
Blended - S&P MidCap 400® Momentum Index	7.17%	17.70%	14.79%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Momentum Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P MidCap 400® Momentum Index performance is comprised of the performance of the RAFI® Fundamental Mid Growth Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell Midcap Pure Growth Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,419,343,960
Total number of portfolio holdings	80
Total advisory fees paid	$9,202,624
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Interactive Brokers Group, Inc., Class A	4.34%
Sprouts Farmers Market, Inc.	3.97%
EMCOR Group, Inc.	3.05%
Guidewire Software, Inc.	2.79%
Equitable Holdings, Inc.	2.57%
Unum Group	2.46%
US Foods Holding Corp.	2.33%
DT Midstream, Inc.	2.29%
Carpenter Technology Corp.	2.27%
Casey's General Stores, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMMO-AR
Invesco S&P MidCap Momentum ETF

Invesco S&P MidCap Quality ETF
XMHQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Quality ETF	$24	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's relative underperformance to the S&P MidCap 400® Index was primarily due to poor security selection results in the consumer staples and energy sectors. Underweights to the real estate, financials, and utilities sectors also detracted from relative performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.32%, differed from the return of the Index, -5.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the health care and utilities sectors, respectively.
Positions | Erie Indemnity Co., Class A, a financials company (no longer held at fiscal year-end), and Comfort Systems USA, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the energy and consumer staples sectors, respectively.
Positions | Celsius Holdings, Inc., a consumer staples company, and Weatherford International PLC, an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Quality ETF — NAV Return	-5.32%	16.68%	10.52%
Blended - S&P MidCap 400® Quality Index	-5.07%	16.99%	10.78%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Quality Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P MidCap 400® Quality Index performance is comprised of the performance of the RAFI® Fundamental Mid Core Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell Midcap Equal Weight Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,754,899,329
Total number of portfolio holdings	81
Total advisory fees paid	$10,729,353
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carlisle Cos., Inc.	4.28%
EMCOR Group, Inc.	3.67%
DocuSign, Inc.	3.63%
Manhattan Associates, Inc.	2.74%
RenaissanceRe Holdings Ltd.	2.69%
Comfort Systems USA, Inc.	2.56%
Tenet Healthcare Corp.	2.40%
Duolingo, Inc.	2.13%
RPM International, Inc.	2.12%
Graco, Inc.	1.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMHQ-AR
Invesco S&P MidCap Quality ETF

Invesco S&P MidCap Value with Momentum ETF
XMVM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Value with Momentum ETF	$40	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's outperformance relative to the S&P MidCap 400® Index was primarily due to its focus on value securities, which outperformed mid-cap U.S. equities during the period. A large relative overweight to financials as well as strong security selection results within that sector were notably supportive of relative outperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.84%, differed from the return of the Index, 3.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the consumer staples and utilities sectors, respectively.
Positions | Unum Group, a financials company, and Pilgrim's Pride Corp., a consumer staples company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and industrials sectors, respectively.
Positions | PBF Energy, Inc., Class A, an energy company (no longer held at fiscal year-end), and HF Sinclar Corp., an energy company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Value with Momentum ETF — NAV Return	2.84%	16.70%	8.63%
Blended - S&P MidCap 400® High Momentum Value Index	3.23%	17.15%	9.01%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® High Momentum Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P MidCap 400® High Momentum Value Index performance is comprised of the performance of the RAFI® Fundamental Mid Value Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell MidCap® Pure Value Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$238,905,880
Total number of portfolio holdings	83
Total advisory fees paid	$722,559
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Avnet, Inc.	2.61%
TD SYNNEX Corp.	2.47%
Nordstrom, Inc.	2.37%
AutoNation, Inc.	2.30%
Unum Group	2.06%
Essent Group Ltd.	1.88%
Lithia Motors, Inc., Class A	1.82%
Tenet Healthcare Corp.	1.80%
Performance Food Group Co.	1.79%
Graham Holdings Co., Class B	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMVM-AR
Invesco S&P MidCap Value with Momentum ETF

Invesco S&P SmallCap 600® Pure Growth ETF
RZG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Growth ETF	$35	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's security selection results in the health care, consumer staples, and communication services sectors were tailwinds for relative performance versus the S&P SmallCap 600® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.47%, differed from the return of the Index, 0.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the health care and communication services sectors, respectively.
Positions | TG Therapeutics, Inc., a health care company, and Cinemark Holdings, Inc., a communication services company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the industrials and real estate sectors, respectively.
Positions | Tidewater, Inc., an energy company, and Dave & Buster's Entertainment, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Growth ETF — NAV Return	0.47%	10.57%	5.69%
S&P SmallCap 600® Pure Growth Index	0.80%	10.92%	6.02%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Growth Index	-1.50%	10.62%	7.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Pure Growth Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim S&P SmallCap 600® Pure Growth ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P SmallCap 600® Pure Growth ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$98,628,960
Total number of portfolio holdings	136
Total advisory fees paid	$377,890
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
TG Therapeutics, Inc.	2.35%
Palomar Holdings, Inc.	1.99%
ADMA Biologics, Inc.	1.94%
Protagonist Therapeutics, Inc.	1.89%
Corcept Therapeutics, Inc.	1.86%
DXP Enterprises, Inc.	1.71%
InterDigital, Inc.	1.65%
Cinemark Holdings, Inc.	1.64%
Chefs' Warehouse, Inc. (The)	1.55%
Adtalem Global Education, Inc.	1.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RZG-AR
Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF
RZV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Value ETF	$34	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's overweight to consumer discretionary securities, as well as poor security selection results throughout the consumer discretionary, materials, and real estate sectors, were headwinds to relative performance versus the S&P SmallCap 600® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.65%, differed from the return of the Index, -5.30%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and consumer staples sectors, respectively.
Positions | United Natural Foods, Inc., a consumer staples company, and Lumen Technologies, Inc., a communication services company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the materials and energy sectors, respectively.
Positions | Kohl's Corp., a consumer discretionary company, and ODP Corp., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Value ETF — NAV Return	-5.65%	17.84%	4.84%
S&P SmallCap 600® Pure Value Index	-5.30%	18.26%	5.16%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Value Index	-2.54%	11.96%	6.47%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Pure Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim S&P SmallCap 600® Pure Value ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P SmallCap 600® Pure Value ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$184,627,050
Total number of portfolio holdings	148
Total advisory fees paid	$830,372
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SpartanNash Co.	1.92%
B&G Foods, Inc.	1.73%
ProAssurance Corp.	1.70%
Par Pacific Holdings, Inc.	1.68%
Dana, Inc.	1.68%
World Kinect Corp.	1.65%
Fresh Del Monte Produce, Inc.	1.65%
Viasat, Inc.	1.58%
Titan International, Inc.	1.57%
EZCORP, Inc., Class A	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RZV-AR
Invesco S&P SmallCap 600® Pure Value ETF

Invesco S&P SmallCap Momentum ETF
XSMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Momentum ETF	$36	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's focus on momentum securities, or those with relatively stronger price returns over a trailing twelve-month period, was a notable driver of its relative outperformance versus the S&P SmallCap 600® Index during the period as investors continued to favor the momentum factor.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.11%, differed from the return of the Index, 8.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer discretionary sector, followed by the health care and financials sectors, respectively.
Positions | Mueller Industries, Inc., an industrials company (no longer held at fiscal year-end), and Stride, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Real estate sector, followed by the materials and energy sectors, respectively.
Positions | Alpha Metallurgical Resources, Inc., a materials company (no longer held at fiscal year-end), and Innovative Industrial Properties Inc., a real estate company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Momentum ETF — NAV Return	8.11%	14.66%	10.14%
Blended - S&P SmallCap 600® Momentum Index	8.51%	15.12%	10.43%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Index	-1.93%	11.42%	7.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Momentum Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P SmallCap 600® Momentum Index performance is comprised of the performance of the RAFI® Fundamental Small Growth Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell 2000® Pure Growth Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,385,545,122
Total number of portfolio holdings	120
Total advisory fees paid	$3,248,566
Portfolio turnover rate	115%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	3.06%
Brinker International, Inc.	2.72%
ADMA Biologics, Inc.	2.33%
Mr. Cooper Group, Inc.	2.10%
Stride, Inc.	2.07%
ACI Worldwide, Inc.	1.96%
Armstrong World Industries, Inc.	1.91%
Jackson Financial, Inc., Class A	1.86%
Group 1 Automotive, Inc.	1.77%
InterDigital, Inc.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSMO-AR
Invesco S&P SmallCap Momentum ETF

Invesco S&P SmallCap Value with Momentum ETF
XSVM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Value with Momentum ETF	$35	0.36%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund underperformed the S&P SmallCap 600® Index due to its focus on value securities, which underperformed U.S. small cap equities during the period. Poor security selection results in the consumer discretionary, materials, and industrials sectors were also notable drivers of relative underperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -8.07%, differed from the return of the Index, -7.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and consumer staples sectors, respectively.
Positions | StoneX Group Inc., a financials company, and Telephone and Data Systems, Inc., a communication services company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the energy and materials sectors, respectively.
Positions | Par Pacific Holdings, Inc., an energy company (no longer held at fiscal year-end), and Caleres, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Value with Momentum ETF — NAV Return	-8.07%	17.94%	8.60%
Blended - S&P SmallCap 600® High Momentum Value Index	-7.70%	18.40%	8.96%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Index	-1.93%	11.42%	7.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® High Momentum Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P SmallCap 600® High Momentum Value Index performance is comprised of the performance of the RAFI® Fundamental Small Value Index, a former underlying index, for periods prior to May 23, 2015, followed by the performance of the Russell 2000® Pure Value Index, the previous underlying index, from May 23, 2015 through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$573,223,772
Total number of portfolio holdings	121
Total advisory fees paid	$2,225,771
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	2.17%
EZCORP, Inc., Class A	1.92%
World Kinect Corp.	1.88%
Fresh Del Monte Produce, Inc.	1.53%
Lincoln National Corp.	1.53%
Sonic Automotive, Inc., Class A	1.51%
Universal Corp.	1.48%
Group 1 Automotive, Inc.	1.40%
Select Medical Holdings Corp.	1.34%
SiriusPoint Ltd.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSVM-AR
Invesco S&P SmallCap Value with Momentum ETF

Invesco S&P Spin-Off ETF
CSD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Spin-Off ETF	$68	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, spin-off activity has generally performed well, with increased scale and complexity. The U.S. saw an increase in spin-off initial public offerings in 2024, doubling 2023 figures. 2025 seems to be carrying that momentum forward, with some analysts predicting a record year for spin-off activity. Security selection within the energy and materials sectors created a tailwind to Fund performance relative to the Russell Midcap® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P U.S. Spin-Off Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.70%, differed from the return of the Index, 8.30%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the utilities and energy sectors, respectively.
Positions | GE Vernova, Inc., an industrials company, and Constellation Energy Corp., a utilities company.
What detracted from performance?
Sector Allocations | Health care sector.
Positions | Fortrea Holdings, Inc., a health care company, and SanDisk Corp., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Spin-Off ETF — NAV Return	7.70%	17.17%	5.62%
Blended - S&P U.S. Spin-Off Index	8.30%	17.87%	6.20%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell Midcap® Index	7.33%	12.96%	8.81%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
- The Blended - S&P U.S. Spin-Off Index performance is comprised of the performance of the Beacon Spin-Off Index, the Fund's former underlying index, through May 20, 2016, followed by the performance of the Index thereafter.
- Effective after the close of business on April 6, 2018, Guggenheim S&P Spin-Off ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P Spin-Off ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$61,700,923
Total number of portfolio holdings	34
Total advisory fees paid	$316,501
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	8.24%
GE HealthCare Technologies, Inc.	7.85%
Veralto Corp.	7.64%
Constellation Energy Corp.	7.53%
DT Midstream, Inc.	6.26%
Kyndryl Holdings, Inc.	4.89%
Crane Co.	4.74%
ESAB Corp.	4.45%
Knife River Corp.	4.43%
Solventum Corp.	4.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CSD-AR
Invesco S&P Spin-Off ETF

Invesco Semiconductors ETF
PSI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Semiconductors ETF	$52	0.56%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, semiconductors underperformed the broader stock market. In addition to the Fund's focus on semiconductor stocks, its multi-factor methodology created a performance headwind compared to the S&P Composite 1500® Semiconductor Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Semiconductor Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -13.95%, differed from the return of the Index, -13.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Electronic manufacturing services sub-industry.
Positions | Astera Labs, Inc. (no longer held at fiscal year-end), a semiconductors company, and Broadcom, Inc., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations | Semiconductor materials & equipment sub-industry followed by the semiconductors sub-industry.
Positions | Ichor Holdings Ltd., a semiconductor materials & equipment company, and Texas Instruments, Inc., a semiconductors company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Semiconductors ETF — NAV Return	-13.95%	17.25%	18.59%
Dynamic Semiconductor Intellidex® Index	-13.50%	17.90%	19.32%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Semiconductor Index	14.00%	33.96%	26.65%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Semiconductor Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$574,820,457
Total number of portfolio holdings	33
Total advisory fees paid	$3,800,130
Portfolio turnover rate	78%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
KLA Corp.	5.84%
Broadcom, Inc.	5.73%
QUALCOMM, Inc.	5.55%
Applied Materials, Inc.	5.49%
Lam Research Corp.	5.38%
NVIDIA Corp.	5.19%
Analog Devices, Inc.	4.99%
Texas Instruments, Inc.	4.82%
SiTime Corp.	3.01%
Monolithic Power Systems, Inc.	3.00%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSI-AR
Invesco Semiconductors ETF

Invesco Water Resources ETF
PHO | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Water Resources ETF	$60	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, water has lagged broader U.S. equity markets during the period, however, it has begun to show its defensive nature as volatility began to pick up in 2025. Utilities have outpaced industrials during the period, particularly showing resilience towards the tariff environment. The Fund's overweight to the utilities sector helped to offset negative effects from security selection and allocation to the industrials sector. While the Fund underperformed the S&P 500® Index during the fiscal year, the water theme's generally inelastic demand profile has led to strong returns versus the S&P 500® Index year-to-date.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX US WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.36%, differed from the return of the Index, 2.99%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Water utilities industry, followed by the construction & engineering industry.
Positions | American Water Works Co., Inc., a water utilities company, and Valmont Industries, Inc., a construction & engineering company.
What detracted from performance?
Industry Allocations | Building products industry, followed by the trading companies & distributors industry.
Positions | Ferguson Enterprises, Inc., a trading companies & distributors company, and Advanced Drainage Systems, Inc., a building products company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Water Resources ETF — NAV Return	2.36%	14.22%	10.56%
Nasdaq OMX US Water Index℠	2.99%	15.01%	11.28%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,057,899,753
Total number of portfolio holdings	41
Total advisory fees paid	$10,909,903
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Roper Technologies, Inc.	7.88%
Ferguson Enterprises, Inc.	7.86%
Ecolab, Inc.	7.69%
Waters Corp.	6.57%
Xylem, Inc.	6.31%
American Water Works Co., Inc.	4.45%
Tetra Tech, Inc.	4.40%
Core & Main, Inc., Class A	4.25%
A.O. Smith Corp.	4.20%
AECOM	4.06%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PHO-AR
Invesco Water Resources ETF

Invesco WilderHill Clean Energy ETF
PBW | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco WilderHill Clean Energy ETF	$57	0.64%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, clean energy stocks significantly underperformed the Russell 2000® Growth Index due primarily to tariffs imposed on Chinese solar and rampant oversupply issues. The electric vehicles market dealt with its own challenges as consumers seem to be tapped out. Though we believe the U.S. ultimately looks to reshore some components of solar and battery manufacturing, a trade deal with China could potentially lift Chinese solar manufacturers, a trend the market also seems to be anticipating given recent positive returns. The Fund's overweight allocation to and security selection in the industrials sector also contributed to its underperformance relative to the Russell 2000® Growth Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -21.73%, differed from the return of the Index, -22.67%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations | Aerospace & defense industry, followed by the automobiles and independent power and renewable electricity producers industries, respectively.
Positions | Archer Aviation, Inc., Class A, an aerospace and defense company, and Eos Energy Enterprises, Inc., an electrical equipment company.
What detracted from performance?
Industry Allocations | Electrical equipment industry, followed by the semiconductors & semiconductor equipment industry.
Positions | Wolfspeed, Inc., a semiconductors & semiconductor equipment company, and LanzaTech Global, Inc., a commercial services & supplies company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco WilderHill Clean Energy ETF — NAV Return	-21.73%	-11.37%	-4.01%
WilderHill Clean Energy Index	-22.67%	-12.94%	-5.43%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Growth Index	2.42%	7.60%	6.39%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Growth Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$220,825,283
Total number of portfolio holdings	66
Total advisory fees paid	$1,467,434
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eos Energy Enterprises, Inc.	2.52%
Quanta Services, Inc.	2.31%
Sunrun, Inc.	2.22%
ReNew Energy Global PLC, Class A	2.19%
American Superconductor Corp.	2.12%
Shoals Technologies Group, Inc., Class A	2.10%
Brookfield Renewable Corp.	2.06%
Rivian Automotive, Inc., Class A	2.03%
Itron, Inc.	2.03%
REX American Resources Corp.	1.98%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBW-AR
Invesco WilderHill Clean Energy ETF

Invesco Zacks Mid-Cap ETF
CZA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Mid-Cap ETF	$71	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities finished the period with positive returns, outperforming their smaller cap peers, and underperforming large caps. The Fund underperformed the Russell Midcap® Index primarily due to poor security selection within the industrials and health care sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Mid-Cap Core Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts that represent securities in the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.60%, differed from the return of the Index, 6.36%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and information technology sectors, respectively.
Positions | Entergy Corp., a utilities company (no longer held at fiscal year-end) and Hartford Insurance Group, Inc., a financials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials and industrials sectors, respectively.
Positions | LyondellBasell Industries N.V., a materials company, and Brown-Forman Corp., Class B, a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Mid-Cap ETF — NAV Return	5.60%	13.40%	8.59%
Zacks Mid-Cap Core Index	6.36%	14.21%	9.34%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell Midcap® Index	7.33%	12.96%	8.81%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim Mid-Cap Core ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Mid-Cap Core ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$179,405,994
Total number of portfolio holdings	103
Total advisory fees paid	$988,034
Portfolio turnover rate	112%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Hartford Insurance Group, Inc. (The)	2.24%
Constellation Brands, Inc., Class A	2.20%
Extra Space Storage, Inc.	2.01%
Brown & Brown, Inc.	2.01%
Wabtec Corp.	2.01%
Willis Towers Watson PLC	1.97%
Centene Corp.	1.93%
AvalonBay Communities, Inc.	1.92%
Nutrien Ltd.	1.91%
DTE Energy Co.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CZA-AR
Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF
CVY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Multi-Asset Income ETF	$72	0.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, high dividend paying equities underperformed the broader market. The Fund's focus on income led to a significant overweight to a struggling energy sector and an underweight to an above average performing information technology sector. In the first quarter of 2025, there were signs of this trend reversing, but we believe a return to risk assets may cause this headwind to resume.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Multi-Asset Income Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts that represent securities in the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.97%, differed from the return of the Index, 2.41%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate sector.
Positions | Banco BBVA Argentina S.A., ADR, a financials company (no longer held at fiscal year-end) and Synchrony Financial, a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Energy sector followed by the materials and consumer discretionary sectors, respectively.
Positions | PBF Energy, Inc., Class A, an energy company and Cenovus Energy, Inc., an energy company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Multi-Asset Income ETF — NAV Return	1.97%	13.43%	5.02%
Zacks Multi-Asset Income Index	2.41%	13.84%	5.54%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim Multi-Asset Income ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Multi-Asset Income ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$106,553,174
Total number of portfolio holdings	152
Total advisory fees paid	$573,754
Portfolio turnover rate	115%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Itau Unibanco Holding S.A., ADR	1.30%
Alliance Resource Partners L.P.	1.26%
Signet Jewelers Ltd.	1.23%
Kroger Co. (The)	1.18%
Cigna Group (The)	1.16%
Nuveen Preferred & Income Opportunities Fund	1.14%
Bunge Global S.A.	1.13%
Nuveen Floating Rate Income Fund	1.13%
AT&T, Inc., Series C, Pfd., 4.75%	1.12%
Hartford Insurance Group, Inc. (The)	1.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CVY-AR
Invesco Zacks Multi-Asset Income ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. Administration of the Code was transferred from the Chief Legal Officer to the Chief Compliance Officer during the reporting period. There were no waivers for the fiscal year ended April 30, 2025.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 1,044,504	$ 976,380
Audit-Related Fees	$ 36,000	$ 0
Tax Fees(1)	$ 880,380	$ 978,200
All Other Fees	$ 0	$ 0
Total Fees	$ 1,960,884	$ 1,954,580
(1)

Tax Fees for the fiscal years ended 2025 and 2024 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,177,000	$ 1,121,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,177,000	$ 1,121,000

(1)	Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,410,000 for the fiscal year ended April 30, 2025 and $6,572,000 for the fiscal year ended April 30, 2024 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,467,380 for the fiscal year ended April 30, 2025 and $8,671,200 for the fiscal year ended April 30, 2024.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $26 million for the fiscal year ended 2025. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
April 30, 2025
BMVP	Invesco Bloomberg MVP Multi-factor ETF
PRF	Invesco RAFI US 1000 ETF (formerly, Invesco FTSE RAFI US 1000 ETF)
PRFZ	Invesco RAFI US 1500 Small-Mid ETF (formerly, Invesco FTSE RAFI US 1500 Small-Mid ETF)

2

Invesco Bloomberg MVP Multi-factor ETF (BMVP)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-7.07%
AT&T, Inc.	72,614	$2,011,408
Fox Corp., Class A	36,281	1,806,431
T-Mobile US, Inc.	7,685	1,897,811
Verizon Communications, Inc.	45,272	1,994,684
		7,710,334
Consumer Discretionary-9.37%
AutoZone, Inc.(b)	538	2,024,279
Darden Restaurants, Inc.(c)	9,884	1,983,125
Home Depot, Inc. (The)	5,592	2,015,860
O’Reilly Automotive, Inc.(b)	1,431	2,025,151
TJX Cos., Inc. (The)	16,860	2,169,545
		10,217,960
Consumer Staples-7.43%
Kellanova	24,894	2,060,476
Kimberly-Clark Corp.	14,439	1,902,772
Kroger Co. (The)	30,337	2,190,635
Sysco Corp.	27,366	1,953,932
		8,107,815
Energy-3.14%
EOG Resources, Inc.	16,013	1,766,714
Hess Corp.	12,856	1,659,067
		3,425,781
Financials-14.03%
Allstate Corp. (The)	9,917	1,967,434
Brown & Brown, Inc.	16,507	1,825,674
Fiserv, Inc.(b)	9,299	1,716,316
LPL Financial Holdings, Inc.	6,265	2,003,484
Markel Group, Inc.(b)(c)	1,096	1,993,186
Marsh & McLennan Cos., Inc.	8,399	1,893,723
Progressive Corp. (The)	7,242	2,040,361
Willis Towers Watson PLC	6,065	1,866,807
		15,306,985
Health Care-11.00%
Bristol-Myers Squibb Co.	33,670	1,690,234
Cardinal Health, Inc.	14,905	2,105,927
Cencora, Inc.	7,370	2,156,978
Gilead Sciences, Inc.	18,327	1,952,559
Johnson & Johnson	12,383	1,935,587
Quest Diagnostics, Inc.(c)	12,137	2,163,056
		12,004,341
Industrials-18.31%
3M Co.	13,983	1,942,379
Automatic Data Processing, Inc.	6,708	2,016,425
Broadridge Financial Solutions, Inc.	8,470	2,053,128
Cummins, Inc.	6,539	1,921,420
Honeywell International, Inc.	9,698	2,041,429
Illinois Tool Works, Inc.(c)	8,280	1,986,455
Republic Services, Inc.	8,464	2,122,348
RTX Corp.	15,503	1,955,393
SS&C Technologies Holdings, Inc.(c)	24,584	1,858,550
Waste Management, Inc.	8,870	2,069,903
		19,967,430
	Shares	Value
Information Technology-12.78%
Accenture PLC, Class A (Ireland)	6,568	$1,964,817
Apple, Inc.	9,245	1,964,562
Cisco Systems, Inc.	33,277	1,921,081
Cognizant Technology Solutions Corp., Class A	26,843	1,974,840
Gartner, Inc.(b)	4,883	2,056,134
International Business Machines Corp.	8,243	1,993,322
Motorola Solutions, Inc.	4,681	2,061,466
		13,936,222
Materials-5.52%
Amcor PLC(c)	211,703	1,947,668
Ecolab, Inc.	8,084	2,032,560
PPG Industries, Inc.	18,779	2,044,282
		6,024,510
Real Estate-5.43%
Mid-America Apartment Communities, Inc.(c)	12,254	1,956,351
Simon Property Group, Inc.	12,365	1,946,004
VICI Properties, Inc.(c)	62,953	2,015,755
		5,918,110
Utilities-5.83%
DTE Energy Co.	14,852	2,034,724
Evergy, Inc.	29,783	2,058,005
Vistra Corp.	17,486	2,266,710
		6,359,439
Total Common Stocks & Other Equity Interests (Cost $101,731,029)		108,978,927
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $65,438)	65,438	65,438
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $101,796,467)		109,044,365
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.89%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,387,048	2,387,048
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,122,232	5,123,256
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,510,463)		7,510,304
TOTAL INVESTMENTS IN SECURITIES-106.86% (Cost $109,306,930)		116,554,669
OTHER ASSETS LESS LIABILITIES-(6.86)%		(7,479,853)
NET ASSETS-100.00%		$109,074,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,200,524	$(2,135,086)	$-	$-	$65,438	$2,231
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,520,670	40,778,913	(39,912,535)	-	-	2,387,048	54,730 *
Invesco Private Prime Fund	3,909,998	88,395,097	(87,181,033)	346	(1,152)	5,123,256	142,168 *
Total	$5,430,668	$131,374,534	$(129,228,654)	$346	$(1,152)	$7,575,742	$199,129

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFI US 1000 ETF (PRF)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-8.94%
Alphabet, Inc., Class A	983,191	$156,130,731
Altice USA, Inc., Class A(b)	56,946	141,226
Angi, Inc.(b)(c)	12,975	148,695
AT&T, Inc.	3,888,524	107,712,115
Cable One, Inc.(c)	1,554	415,338
Charter Communications, Inc., Class A(b)	52,405	20,535,423
Comcast Corp., Class A	1,454,805	49,754,331
EchoStar Corp., Class A(b)(c)	15,592	350,508
Electronic Arts, Inc.	33,170	4,812,635
Fox Corp., Class A(c)	131,266	6,535,734
Frontier Communications Parent, Inc.(b)(c)	125,590	4,552,638
Gray Media, Inc.(c)	85,370	285,990
IAC, Inc.(b)(c)	27,368	956,238
Interpublic Group of Cos., Inc. (The)	117,711	2,956,900
Liberty Broadband Corp.(b)(d)	10,205	0
Liberty Broadband Corp., Class C(b)(c)	25,747	2,327,271
Liberty Global Ltd., Class C (Belgium)(b)(c)	324,202	3,676,451
Liberty Latin America Ltd., Class C(b)	23,094	127,017
Liberty Media Corp.-Liberty Formula One(b)(c)	24,012	2,129,144
Lions Gate Entertainment Corp., Class A(b)(c)	26,615	236,341
Live Nation Entertainment, Inc.(b)(c)	8,866	1,174,302
Lumen Technologies, Inc.(b)	1,076,697	3,811,507
Match Group, Inc.	29,719	881,466
Meta Platforms, Inc., Class A	143,112	78,568,488
Netflix, Inc.(b)	19,295	21,836,537
New York Times Co. (The), Class A	5,829	303,458
News Corp., Class A	109,705	2,975,200
Nexstar Media Group, Inc., Class A(c)	13,382	2,002,750
Omnicom Group, Inc.(c)	61,176	4,659,164
Paramount Global, Class B(c)	809,460	9,503,060
Pinterest, Inc., Class A(b)	11,568	292,902
Roku, Inc., Class A(b)	3,132	213,540
Sirius XM Holdings, Inc.	22,334	478,394
Snap, Inc., Class A(b)(c)	39,498	314,404
Spotify Technology S.A. (Sweden)(b)	3,980	2,443,640
Take-Two Interactive Software, Inc.(b)	17,123	3,995,138
TEGNA, Inc.(c)	100,437	1,630,093
Telephone and Data Systems, Inc.(c)	113,237	4,245,255
T-Mobile US, Inc.	95,268	23,526,433
Trade Desk, Inc. (The), Class A(b)(c)	2,760	148,019
Verizon Communications, Inc.	2,153,543	94,885,105
Walt Disney Co. (The)	308,890	28,093,545
Warner Bros. Discovery, Inc.(b)	1,333,010	11,557,197
Yelp, Inc.(b)	7,279	255,347
Ziff Davis, Inc.(b)(c)	4,689	138,466
		661,718,136
Consumer Discretionary-8.44%
Abercrombie & Fitch Co., Class A(b)	2,086	144,810
Academy Sports & Outdoors, Inc.(c)	21,653	815,885
Adient PLC(b)	71,859	909,016
ADT, Inc.	44,027	353,097
Advance Auto Parts, Inc.(c)	48,544	1,588,360
Airbnb, Inc., Class A(b)	9,144	1,114,837
Amazon.com, Inc.(b)	662,773	122,228,597
	Shares	Value
Consumer Discretionary-(continued)
American Axle & Manufacturing Holdings, Inc.(b)(c)	100,744	$384,842
American Eagle Outfitters, Inc.(c)	62,927	662,621
Aptiv PLC (Jersey)(b)	42,473	2,423,509
Aramark(c)	60,643	2,027,296
Asbury Automotive Group, Inc.(b)(c)	10,537	2,298,541
Autoliv, Inc. (Sweden)	15,362	1,432,199
AutoNation, Inc.(b)	22,282	3,880,410
AutoZone, Inc.(b)	1,476	5,553,598
Bath & Body Works, Inc.	56,103	1,711,703
Best Buy Co., Inc.	113,718	7,583,853
Booking Holdings, Inc.	1,860	9,484,661
BorgWarner, Inc.	125,149	3,551,729
Boyd Gaming Corp.(c)	13,837	956,690
Brunswick Corp.(c)	23,168	1,066,886
Burlington Stores, Inc.(b)(c)	8,269	1,860,856
Caesars Entertainment, Inc.(b)	60,696	1,642,434
Capri Holdings Ltd.(b)(c)	53,692	807,528
CarMax, Inc.(b)	72,105	4,663,030
Carnival Corp.(b)	207,364	3,803,056
Carter’s, Inc.	15,941	526,850
Century Communities, Inc.(c)	10,933	596,286
Chipotle Mexican Grill, Inc.(b)	45,297	2,288,404
Columbia Sportswear Co.(c)	2,838	176,439
Coupang, Inc. (South Korea)(b)	77,019	1,799,934
Cracker Barrel Old Country Store, Inc.(c)	11,073	472,817
Crocs, Inc.(b)(c)	3,246	312,979
D.R. Horton, Inc.	68,298	8,628,769
Dana, Inc.	105,933	1,455,519
Darden Restaurants, Inc.	20,951	4,203,609
Deckers Outdoor Corp.(b)	9,759	1,081,590
Dick’s Sporting Goods, Inc.	13,042	2,448,505
Domino’s Pizza, Inc.	3,408	1,671,181
DoorDash, Inc., Class A(b)	11,576	2,232,895
eBay, Inc.	129,876	8,852,348
Etsy, Inc.(b)	5,924	257,576
Expedia Group, Inc.	17,124	2,687,269
Five Below, Inc.(b)	5,794	439,707
Floor & Decor Holdings, Inc., Class A(b)(c)	8,811	629,458
Flutter Entertainment PLC (Ireland)(b)	3,167	763,215
Foot Locker, Inc.(b)(c)	82,371	1,010,692
Ford Motor Co.	3,115,790	31,189,058
GameStop Corp., Class A(b)(c)	48,169	1,341,988
Gap, Inc. (The)	90,930	1,991,367
Garmin Ltd.	18,143	3,390,382
General Motors Co.	1,035,227	46,833,670
Gentex Corp.	47,737	1,039,712
Genuine Parts Co.	35,631	4,188,424
Goodyear Tire & Rubber Co. (The)(b)(c)	316,557	3,444,140
Graham Holdings Co., Class B	1,303	1,198,825
Grand Canyon Education, Inc.(b)	1,499	267,377
Group 1 Automotive, Inc.(c)	7,826	3,158,808
H&R Block, Inc.	25,520	1,540,642
Hanesbrands, Inc.(b)	401,782	1,844,179
Harley-Davidson, Inc.(c)	51,281	1,149,720
Hasbro, Inc.	48,008	2,971,695
Helen of Troy Ltd.(b)(c)	9,747	271,551
Hilton Worldwide Holdings, Inc.	10,980	2,475,770
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Consumer Discretionary-(continued)
Home Depot, Inc. (The)	135,619	$48,889,293
International Game Technology PLC(c)	41,232	676,205
KB Home	23,760	1,283,753
Kohl’s Corp.(c)	210,378	1,409,533
Las Vegas Sands Corp.	53,501	1,961,882
Laureate Education, Inc., Class A(b)	11,919	239,214
LCI Industries(c)	8,433	650,016
Lear Corp.(c)	36,488	3,128,846
Leggett & Platt, Inc.(c)	100,013	962,125
Lennar Corp., Class A	68,881	7,481,165
LGI Homes, Inc.(b)(c)	8,176	446,491
Light & Wonder, Inc.(b)(c)	12,844	1,096,621
Lithia Motors, Inc., Class A	12,414	3,634,323
LKQ Corp.	94,686	3,617,952
Lowe’s Cos., Inc.	106,245	23,752,132
lululemon athletica, inc.(b)	3,703	1,002,661
M/I Homes, Inc.(b)	10,677	1,139,022
Macy’s, Inc.(c)	265,397	3,030,834
Marriott International, Inc., Class A	15,033	3,586,573
Marriott Vacations Worldwide Corp.(c)	15,344	841,005
Mattel, Inc.(b)	76,187	1,210,611
McDonald’s Corp.	73,655	23,543,821
MercadoLibre, Inc. (Brazil)(b)	570	1,328,585
Meritage Homes Corp.(c)	29,196	1,989,415
MGM Resorts International(b)	85,309	2,683,821
Mohawk Industries, Inc.(b)	30,722	3,267,285
Murphy USA, Inc.	5,047	2,516,283
Newell Brands, Inc.(c)	382,569	1,828,680
NIKE, Inc., Class B	155,807	8,787,515
Nordstrom, Inc.(c)	74,750	1,804,465
NVR, Inc.(b)	482	3,434,612
ODP Corp. (The)(b)(c)	24,073	329,319
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	2,047	217,207
O’Reilly Automotive, Inc.(b)	4,356	6,164,611
PENN Entertainment, Inc.(b)(c)	108,906	1,657,549
Penske Automotive Group, Inc.	8,256	1,285,212
PHINIA, Inc.	26,753	1,074,133
Polaris, Inc.(c)	27,933	948,605
Pool Corp.(c)	3,924	1,150,281
PulteGroup, Inc.	51,065	5,238,248
PVH Corp.(c)	23,310	1,607,924
QVC Group, Inc., Class A(b)(c)	36,630	5,495
Ralph Lauren Corp.	6,860	1,543,157
RH(b)(c)	3,603	663,060
Rivian Automotive, Inc., Class A(b)(c)	124,400	1,699,304
Ross Stores, Inc.	33,039	4,592,421
Royal Caribbean Cruises Ltd.	14,897	3,201,514
Sally Beauty Holdings, Inc.(b)(c)	56,573	460,504
Service Corp. International(c)	24,346	1,945,245
Signet Jewelers Ltd.(c)	17,173	1,018,359
Skechers U.S.A., Inc., Class A(b)	29,658	1,424,177
Somnigroup International, Inc.(c)	18,683	1,140,784
Starbucks Corp.	138,298	11,070,755
Steven Madden Ltd.	5,977	125,517
Tapestry, Inc.	48,103	3,398,477
Taylor Morrison Home Corp., Class A(b)	44,392	2,545,881
Tesla, Inc.(b)	86,720	24,468,915
Texas Roadhouse, Inc.	6,921	1,148,609
Thor Industries, Inc.(c)	22,938	1,661,170
TJX Cos., Inc. (The)	119,846	15,421,783
	Shares	Value
Consumer Discretionary-(continued)
Toll Brothers, Inc.	26,521	$2,675,173
TopBuild Corp.(b)	3,591	1,062,074
Tractor Supply Co.(c)	67,442	3,413,914
Travel + Leisure Co.	27,919	1,226,482
Tri Pointe Homes, Inc.(b)	45,637	1,403,338
Ulta Beauty, Inc.(b)	5,266	2,083,440
Under Armour, Inc., Class A(b)(c)	152,587	872,798
Upbound Group, Inc.	7,399	147,240
Urban Outfitters, Inc.(b)	18,932	999,231
V.F. Corp.(c)	236,736	2,812,424
Vail Resorts, Inc.(c)	6,915	962,568
Valvoline, Inc.(b)	8,076	276,684
Victoria’s Secret & Co.(b)(c)	46,506	874,313
Visteon Corp.(b)	2,618	207,319
Wayfair, Inc., Class A(b)(c)	15,796	476,407
Whirlpool Corp.	44,448	3,390,493
Williams-Sonoma, Inc.	18,747	2,895,849
Winnebago Industries, Inc.(c)	6,203	197,380
Wyndham Hotels & Resorts, Inc.	10,714	913,904
Wynn Resorts Ltd.	9,824	788,965
Yum! Brands, Inc.	30,047	4,520,271
		624,416,616
Consumer Staples-8.69%
Albertson’s Cos., Inc., Class A	280,533	6,166,115
Altria Group, Inc.	649,675	38,428,276
Andersons, Inc. (The)	19,870	749,298
Archer-Daniels-Midland Co.	309,836	14,794,669
B&G Foods, Inc.(c)	63,383	436,709
BJ’s Wholesale Club Holdings, Inc.(b)	38,570	4,534,289
Brown-Forman Corp., Class B(c)	32,708	1,139,547
Bunge Global S.A.	102,070	8,034,950
Cal-Maine Foods, Inc.	2,489	232,398
Casey’s General Stores, Inc.	7,664	3,545,290
Church & Dwight Co., Inc.	26,165	2,599,231
Clorox Co. (The)	20,691	2,944,329
Coca-Cola Co. (The)	538,103	39,039,373
Coca-Cola Europacific Partners PLC (United Kingdom)	32,515	2,950,411
Colgate-Palmolive Co.	111,171	10,248,854
Conagra Brands, Inc.	204,242	5,046,820
Constellation Brands, Inc., Class A	25,922	4,861,412
Costco Wholesale Corp.	45,201	44,952,394
Darling Ingredients, Inc.(b)(c)	52,916	1,703,366
Dollar General Corp.	79,913	7,487,049
Dollar Tree, Inc.(b)(c)	59,336	4,851,905
Estee Lauder Cos., Inc. (The), Class A	39,014	2,339,279
Flowers Foods, Inc.(c)	66,980	1,178,178
Fresh Del Monte Produce, Inc.	5,411	184,028
General Mills, Inc.	163,535	9,278,976
Hain Celestial Group, Inc. (The)(b)	38,090	115,794
Herbalife Ltd.(b)(c)	132,608	954,778
Hershey Co. (The)(c)	20,098	3,360,185
Hormel Foods Corp.	91,314	2,730,289
Ingles Markets, Inc., Class A	2,549	157,248
Ingredion, Inc.	20,891	2,774,743
J.M. Smucker Co. (The)	36,753	4,273,271
Kellanova	70,295	5,818,317
Kenvue, Inc.	89,606	2,114,702
Keurig Dr Pepper, Inc.	232,405	8,038,889
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Consumer Staples-(continued)
Kimberly-Clark Corp.	73,093	$9,632,196
Kraft Heinz Co. (The)	382,302	11,124,988
Kroger Co. (The)	379,362	27,393,730
Lamb Weston Holdings, Inc.	18,726	988,920
Maplebear, Inc.(b)	4,726	188,520
McCormick & Co., Inc.	43,149	3,307,802
Molson Coors Beverage Co., Class B	67,617	3,890,006
Mondelez International, Inc., Class A	248,944	16,960,555
Monster Beverage Corp.(b)	48,257	2,901,211
Nomad Foods Ltd. (United Kingdom)(c)	58,108	1,161,579
Nu Skin Enterprises, Inc., Class A(c)	64,667	409,342
PepsiCo, Inc.	232,318	31,497,674
Performance Food Group Co.(b)	65,763	5,304,444
Philip Morris International, Inc.	350,718	60,099,036
Post Holdings, Inc.(b)	14,656	1,658,620
PriceSmart, Inc.	2,432	246,824
Procter & Gamble Co. (The)	349,022	56,740,507
SpartanNash Co.	4,858	96,383
Spectrum Brands Holdings, Inc.(c)	13,151	829,828
Sprouts Farmers Market, Inc.(b)	22,996	3,932,316
Sysco Corp.	132,600	9,467,640
Target Corp.	161,955	15,661,048
The Campbell’s Company(c)	57,958	2,113,149
TreeHouse Foods, Inc.(b)	28,046	653,191
Tyson Foods, Inc., Class A	190,089	11,641,050
United Natural Foods, Inc.(b)	63,444	1,694,589
Universal Corp.	14,476	843,517
US Foods Holding Corp.(b)	94,752	6,221,416
Walgreens Boots Alliance, Inc.	1,182,234	12,969,107
Walmart, Inc.	985,182	95,808,949
		643,503,499
Energy-6.84%
Antero Midstream Corp.	67,201	1,112,177
Antero Resources Corp.(b)	103,618	3,609,015
APA Corp.	150,444	2,337,900
Baker Hughes Co., Class A	218,216	7,724,846
California Resources Corp.	18,493	638,193
ChampionX Corp.	11,019	265,888
Cheniere Energy, Inc.	25,778	5,957,554
Chevron Corp.	576,295	78,410,698
Chord Energy Corp.	12,657	1,142,041
Civitas Resources, Inc.(c)	27,183	740,737
CNX Resources Corp.(b)(c)	62,133	1,828,574
ConocoPhillips	373,217	33,261,099
Core Natural Resources, Inc.(c)	2,989	215,836
Coterra Energy, Inc.	228,543	5,613,016
Delek US Holdings, Inc.(c)	67,670	881,063
Devon Energy Corp.	234,689	7,136,892
Diamondback Energy, Inc.	33,766	4,457,450
DT Midstream, Inc.	24,670	2,397,924
EOG Resources, Inc.	157,679	17,396,724
EQT Corp.	119,409	5,903,581
Expand Energy Corp.	84,137	8,741,834
Exxon Mobil Corp.	1,415,598	149,529,592
Halliburton Co.	191,758	3,800,644
Helmerich & Payne, Inc.	42,861	809,644
Hess Corp.	31,243	4,031,909
HF Sinclair Corp.	92,448	2,779,911
Kinder Morgan, Inc.	805,007	21,171,684
	Shares	Value
Energy-(continued)
Liberty Energy, Inc., Class A	16,835	$193,602
Magnolia Oil & Gas Corp., Class A(c)	11,167	229,259
Marathon Petroleum Corp.	173,299	23,813,016
Matador Resources Co.	18,931	748,532
Murphy Oil Corp.(c)	61,172	1,255,861
Noble Corp. PLC(c)	7,479	162,593
NOV, Inc.(c)	117,029	1,358,707
Occidental Petroleum Corp.	203,275	8,011,068
ONEOK, Inc.	123,312	10,131,314
Ovintiv, Inc.	95,144	3,194,936
Par Pacific Holdings, Inc.(b)(c)	14,905	213,440
Patterson-UTI Energy, Inc.(c)	50,835	286,709
PBF Energy, Inc., Class A(c)	110,766	1,902,960
Peabody Energy Corp.(c)	69,235	854,360
Permian Resources Corp.	23,479	277,052
Phillips 66	189,419	19,710,941
Range Resources Corp.	36,199	1,228,232
Schlumberger N.V.	267,120	8,881,740
SM Energy Co.(c)	36,440	830,468
Targa Resources Corp.	37,108	6,341,757
TechnipFMC PLC (United Kingdom)	67,092	1,889,982
Transocean Ltd.(b)(c)	358,200	762,966
Valero Energy Corp.	204,934	23,790,788
Weatherford International PLC	3,398	140,677
Williams Cos., Inc. (The)	295,068	17,282,133
World Kinect Corp.	50,450	1,265,790
		506,655,309
Financials-21.41%
Affiliated Managers Group, Inc.	10,656	1,764,953
Aflac, Inc.	145,187	15,778,923
AGNC Investment Corp.(c)	199,447	1,761,117
Allstate Corp. (The)	79,938	15,858,900
Ally Financial, Inc.	172,656	5,638,945
American Express Co.	75,194	20,032,434
American Financial Group, Inc.	29,509	3,737,610
American International Group, Inc.	313,866	25,586,356
Ameriprise Financial, Inc.	14,032	6,609,353
Ameris Bancorp	15,833	927,814
Annaly Capital Management, Inc.(c)	196,451	3,850,440
Aon PLC, Class A	17,102	6,067,619
Apollo Commercial Real Estate Finance, Inc.(c)	65,346	612,292
Apollo Global Management, Inc.	21,551	2,941,280
Arbor Realty Trust, Inc.(c)	72,746	838,761
Arch Capital Group Ltd.	42,675	3,869,769
Ares Management Corp., Class A	6,888	1,050,627
Arthur J. Gallagher & Co.	17,255	5,533,506
Artisan Partners Asset Management, Inc., Class A(c)	15,812	584,728
Associated Banc-Corp	61,749	1,362,183
Assurant, Inc.	14,178	2,732,668
Assured Guaranty Ltd.	12,582	1,103,819
Atlantic Union Bankshares Corp., Class B(c)	19,977	553,363
AXIS Capital Holdings Ltd.	21,429	2,064,041
Bank of America Corp.	2,276,112	90,771,347
Bank of New York Mellon Corp. (The)	254,745	20,484,045
Bank OZK	34,324	1,462,202
BankUnited, Inc.	38,376	1,255,279
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Financials-(continued)
Berkshire Hathaway, Inc., Class B(b)	381,623	$203,500,465
BlackRock, Inc.	23,473	21,460,425
Blackstone Mortgage Trust, Inc., Class A(c)	88,608	1,687,982
Blackstone, Inc., Class A	53,881	7,096,666
Block, Inc., Class A(b)(c)	69,033	4,036,359
BOK Financial Corp.	6,678	622,189
Bread Financial Holdings, Inc.	51,788	2,457,341
Brighthouse Financial, Inc.(b)	34,217	1,992,114
Brown & Brown, Inc.	18,216	2,014,690
Cadence Bank	48,785	1,427,449
Capital One Financial Corp.	166,854	30,077,102
Carlyle Group, Inc. (The)(c)	44,571	1,722,223
Cathay General Bancorp	24,354	1,015,318
Cboe Global Markets, Inc.	5,879	1,303,962
Charles Schwab Corp. (The)	171,646	13,971,984
Chimera Investment Corp.(c)	63,422	782,627
Chubb Ltd.	79,889	22,854,645
Cincinnati Financial Corp.	40,580	5,649,142
Citigroup, Inc.	1,196,765	81,834,791
Citizens Financial Group, Inc.	240,009	8,853,932
CME Group, Inc., Class A	49,218	13,637,323
CNO Financial Group, Inc.	53,304	2,022,354
Coinbase Global, Inc., Class A(b)	6,877	1,395,275
Columbia Banking System, Inc.(c)	51,635	1,157,657
Comerica, Inc.	61,218	3,290,467
Commerce Bancshares, Inc.	22,828	1,386,573
Corebridge Financial, Inc.	133,512	3,955,961
Corpay, Inc.(b)	7,911	2,574,002
Credicorp Ltd. (Peru)	15,519	3,137,787
Cullen/Frost Bankers, Inc.(c)	13,103	1,526,106
Discover Financial Services	82,756	15,117,039
East West Bancorp, Inc.	30,439	2,604,056
Enstar Group Ltd.(b)(c)	2,732	913,608
Equitable Holdings, Inc.	81,373	4,023,895
Essent Group Ltd.	23,367	1,330,283
Euronet Worldwide, Inc.(b)	10,020	992,982
Evercore, Inc., Class A	6,953	1,427,381
Everest Group Ltd.	7,353	2,638,477
F.N.B. Corp.	129,293	1,692,445
FactSet Research Systems, Inc.	2,654	1,147,112
Federated Hermes, Inc., Class B	6,622	268,919
Fidelity National Financial, Inc.	83,327	5,337,094
Fidelity National Information Services, Inc.	135,370	10,677,986
Fifth Third Bancorp	218,221	7,842,863
First American Financial Corp.(c)	47,586	2,893,705
First Citizens BancShares, Inc., Class A(c)	1,300	2,312,882
First Financial Bancorp	30,278	700,936
First Hawaiian, Inc.(c)	49,112	1,122,700
First Horizon Corp.	186,740	3,376,259
First Interstate BancSystem, Inc., Class A	33,758	884,291
FirstCash Holdings, Inc.	2,114	283,191
Fiserv, Inc.(b)	72,630	13,405,319
Flagstar Financial, Inc.(c)	185,065	2,167,111
Franklin Resources, Inc.	143,144	2,685,381
Fulton Financial Corp.	50,685	845,426
Genworth Financial, Inc., Class A(b)	277,491	1,903,588
Glacier Bancorp, Inc.(c)	27,813	1,133,658
Global Payments, Inc.	57,700	4,403,087
	Shares	Value
Financials-(continued)
Globe Life, Inc.	17,491	$2,157,340
Goldman Sachs Group, Inc. (The)	93,753	51,334,455
Hancock Whitney Corp.	27,312	1,422,682
Hanover Insurance Group, Inc. (The)	11,016	1,829,758
Hartford Insurance Group, Inc. (The)	87,325	10,712,158
Home BancShares, Inc.	43,970	1,220,167
Houlihan Lokey, Inc.	1,347	218,322
Huntington Bancshares, Inc.	492,491	7,155,894
Independent Bank Corp.	11,870	701,398
Intercontinental Exchange, Inc.	60,023	10,082,063
Invesco Ltd.(e)	231,255	3,221,382
Jack Henry & Associates, Inc.	7,600	1,318,068
Jackson Financial, Inc., Class A	62,014	4,831,511
Janus Henderson Group PLC	51,246	1,701,880
Jefferies Financial Group, Inc.	67,243	3,142,265
JPMorgan Chase & Co.	658,733	161,139,266
Kemper Corp.	21,516	1,272,026
KeyCorp	431,670	6,405,983
KKR & Co., Inc., Class A	59,422	6,790,152
Lazard, Inc.	30,630	1,191,507
Lincoln National Corp.	132,324	4,217,166
Loews Corp.	56,285	4,887,227
LPL Financial Holdings, Inc.	7,390	2,363,248
M&T Bank Corp.	53,142	9,021,386
Markel Group, Inc.(b)	3,439	6,254,165
Marsh & McLennan Cos., Inc.	46,687	10,526,518
Mastercard, Inc., Class A	28,713	15,736,447
MetLife, Inc.	253,574	19,111,872
MFA Financial, Inc.	59,943	588,640
MGIC Investment Corp.	71,766	1,787,691
Moelis & Co., Class A	15,226	815,809
Moody’s Corp.	9,306	4,216,735
Morgan Stanley	315,944	36,466,256
Mr. Cooper Group, Inc.(b)	21,537	2,563,118
MSCI, Inc.	2,924	1,593,902
Nasdaq, Inc.	36,603	2,789,515
Navient Corp.(c)	82,555	1,022,031
NCR Atleos Corp.(b)	6,928	193,430
Northern Trust Corp.	65,103	6,118,380
Old National Bancorp(c)	81,142	1,670,714
Old Republic International Corp.	116,406	4,376,866
OneMain Holdings, Inc.(c)	75,131	3,536,416
Pacific Premier Bancorp, Inc.	27,564	560,652
PayPal Holdings, Inc.(b)	196,841	12,960,011
PennyMac Financial Services, Inc.	9,982	972,646
PennyMac Mortgage Investment Trust(c)	49,218	631,959
Pinnacle Financial Partners, Inc.	16,665	1,670,500
PNC Financial Services Group, Inc. (The)	129,163	20,755,202
Popular, Inc.	17,518	1,671,568
Primerica, Inc.	5,415	1,419,109
Principal Financial Group, Inc.	88,404	6,555,157
PROG Holdings, Inc.	6,873	181,172
Progressive Corp. (The)	69,889	19,690,527
Prosperity Bancshares, Inc.	27,703	1,881,034
Prudential Financial, Inc.	141,053	14,487,554
Radian Group, Inc.(c)	48,852	1,560,333
Raymond James Financial, Inc.	30,757	4,214,939
Regions Financial Corp.	335,051	6,838,391
Reinsurance Group of America, Inc.	19,473	3,647,488
RenaissanceRe Holdings Ltd. (Bermuda)	4,736	1,145,780
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Financials-(continued)
Rithm Capital Corp.	282,887	$3,162,677
RLI Corp.	9,838	728,110
Robinhood Markets, Inc., Class A(b)	69,070	3,392,028
S&P Global, Inc.	26,837	13,419,842
SEI Investments Co.	16,228	1,270,490
Selective Insurance Group, Inc.	11,781	1,027,657
Simmons First National Corp., Class A	54,635	1,019,489
SLM Corp.	72,570	2,097,999
SoFi Technologies, Inc.(b)(c)	108,036	1,351,530
SouthState Corp.	17,701	1,536,093
Starwood Property Trust, Inc.	147,931	2,838,796
State Street Corp.	124,717	10,987,568
Stifel Financial Corp.	21,439	1,837,108
StoneCo Ltd., Class A (Brazil)(b)	38,354	539,257
StoneX Group, Inc.(b)	3,760	333,004
Synchrony Financial	256,817	13,341,643
Synovus Financial Corp.	47,729	2,067,620
T. Rowe Price Group, Inc.(c)	67,528	5,979,604
Texas Capital Bancshares, Inc.(b)(c)	14,484	987,085
Travelers Cos., Inc. (The)	70,021	18,494,647
Truist Financial Corp.	555,323	21,291,084
U.S. Bancorp	551,970	22,266,470
UMB Financial Corp.	9,045	855,386
United Bankshares, Inc.(c)	42,271	1,449,473
United Community Banks, Inc.(c)	24,828	685,501
Unum Group	79,034	6,137,780
Valley National Bancorp(c)	193,313	1,662,492
Virtu Financial, Inc., Class A	7,004	274,207
Visa, Inc., Class A	69,430	23,988,065
Voya Financial, Inc.	29,284	1,733,613
W.R. Berkley Corp.	49,707	3,563,495
Webster Financial Corp.	44,976	2,127,365
Wells Fargo & Co.	1,286,263	91,337,536
Western Alliance Bancorporation	25,806	1,798,936
Western Union Co. (The)	213,274	2,113,545
WEX, Inc.(b)(c)	5,660	737,894
White Mountains Insurance Group Ltd.(c)	182	321,676
Willis Towers Watson PLC	17,208	5,296,622
Wintrust Financial Corp.	14,629	1,626,306
XP, Inc., Class A (Brazil)	26,695	429,789
Zions Bancorporation N.A.	60,196	2,707,014
		1,584,777,286
Health Care-12.05%
Abbott Laboratories	221,458	28,955,634
AbbVie, Inc.	256,220	49,988,522
Acadia Healthcare Co., Inc.(b)(c)	17,133	400,912
Agilent Technologies, Inc.	27,139	2,920,156
Align Technology, Inc.(b)	7,496	1,299,057
Alnylam Pharmaceuticals, Inc.(b)(c)	896	235,863
Amgen, Inc.	91,493	26,617,144
AMN Healthcare Services, Inc.(b)	25,518	521,333
Avantor, Inc.(b)(c)	120,451	1,564,659
Baxter International, Inc.	146,620	4,570,145
Becton, Dickinson and Co.	47,432	9,822,693
Biogen, Inc.(b)	50,584	6,124,711
BioMarin Pharmaceutical, Inc.(b)	18,374	1,170,240
Bio-Rad Laboratories, Inc., Class A(b)(c)	5,866	1,431,773
Boston Scientific Corp.(b)	100,361	10,324,136
Bristol-Myers Squibb Co.	629,472	31,599,494
	Shares	Value
Health Care-(continued)
Bruker Corp.	4,872	$195,172
Cardinal Health, Inc.	155,992	22,040,110
Cencora, Inc.	67,105	19,639,620
Centene Corp.(b)	319,506	19,122,434
Charles River Laboratories International, Inc.(b)	7,096	841,728
Chemed Corp.	537	312,271
Cigna Group (The)	104,277	35,458,351
Cooper Cos., Inc. (The)(b)	21,772	1,778,119
CVS Health Corp.	807,580	53,873,662
Danaher Corp.	59,307	11,821,664
DaVita, Inc.(b)(c)	18,149	2,568,991
DENTSPLY SIRONA, Inc.	63,020	875,978
DexCom, Inc.(b)	11,712	836,003
Edwards Lifesciences Corp.(b)	44,764	3,379,234
Elanco Animal Health, Inc.(b)(c)	158,395	1,501,585
Elevance Health, Inc.	65,086	27,373,870
Eli Lilly and Co.	22,359	20,099,623
Encompass Health Corp.	16,392	1,917,700
Enovis Corp.(b)(c)	18,931	654,823
Envista Holdings Corp.(b)(c)	70,774	1,138,046
Exact Sciences Corp.(b)(c)	5,182	236,506
Exelixis, Inc.(b)	47,499	1,859,586
Fortrea Holdings, Inc.(b)(c)	18,567	115,672
GE HealthCare Technologies, Inc.	72,330	5,086,969
Gilead Sciences, Inc.	312,013	33,241,865
Globus Medical, Inc., Class A(b)	3,007	215,812
HCA Healthcare, Inc.	36,726	12,673,408
Henry Schein, Inc.(b)	40,361	2,622,254
Hologic, Inc.(b)	42,496	2,473,267
Humana, Inc.	49,622	13,012,873
ICON PLC(b)	7,342	1,111,872
IDEXX Laboratories, Inc.(b)	2,870	1,241,706
Illumina, Inc.(b)	18,294	1,419,614
Incyte Corp.(b)	26,890	1,684,927
Intuitive Surgical, Inc.(b)	11,493	5,928,089
IQVIA Holdings, Inc.(b)	22,260	3,451,858
Jazz Pharmaceuticals PLC(b)(c)	14,279	1,670,072
Johnson & Johnson	490,606	76,686,624
Labcorp Holdings, Inc.	21,165	5,100,977
Masimo Corp.(b)(c)	1,381	222,286
McKesson Corp.	47,998	34,212,494
Medtronic PLC	238,297	20,198,054
Merck & Co., Inc.	405,785	34,572,882
Mettler-Toledo International, Inc.(b)	1,361	1,457,046
Moderna, Inc.(b)(c)	134,612	3,841,826
Molina Healthcare, Inc.(b)	13,479	4,407,768
Neurocrine Biosciences, Inc.(b)	2,621	282,255
Novavax, Inc.(b)(c)	35,359	235,845
Option Care Health, Inc.(b)	24,334	786,232
Organon & Co.(c)	172,592	2,231,615
Owens & Minor, Inc.(b)	63,720	449,863
Perrigo Co. PLC(c)	49,008	1,260,486
Pfizer, Inc.	2,454,216	59,907,413
Premier, Inc., Class A(c)	48,604	989,091
Quest Diagnostics, Inc.	32,006	5,704,109
QuidelOrtho Corp.(b)(c)	36,050	1,001,830
Regeneron Pharmaceuticals, Inc.	13,385	8,014,403
ResMed, Inc.	11,806	2,793,182
Revvity, Inc.(c)	22,148	2,069,288
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Health Care-(continued)
Royalty Pharma PLC, Class A	52,754	$1,731,386
Sarepta Therapeutics, Inc.(b)(c)	2,270	141,648
Select Medical Holdings Corp.	31,712	578,427
Solventum Corp.(b)	63,827	4,220,241
STERIS PLC	10,912	2,452,363
Stryker Corp.	25,773	9,637,040
Teladoc Health, Inc.(b)(c)	17,700	127,263
Teleflex, Inc.	7,344	1,006,495
Tenet Healthcare Corp.(b)	48,757	6,969,813
Thermo Fisher Scientific, Inc.	36,424	15,625,896
United Therapeutics Corp.(b)	7,087	2,147,999
UnitedHealth Group, Inc.	147,730	60,782,031
Universal Health Services, Inc., Class B	20,820	3,686,597
Veeva Systems, Inc., Class A(b)	5,687	1,328,995
Vertex Pharmaceuticals, Inc.(b)	15,871	8,086,275
Viatris, Inc.	626,249	5,273,017
Waters Corp.(b)	4,606	1,601,644
West Pharmaceutical Services, Inc.	4,706	994,331
Zimmer Biomet Holdings, Inc.	38,184	3,934,861
Zoetis, Inc.	28,970	4,530,908
		892,304,605
Industrials-9.48%
3M Co.	215,282	29,904,823
A.O. Smith Corp.	18,775	1,274,071
ABM Industries, Inc.	31,287	1,524,928
Acuity, Inc.	4,932	1,201,485
Advanced Drainage Systems, Inc.	2,421	274,759
AECOM	33,200	3,275,180
AerCap Holdings N.V. (Ireland)	55,266	5,858,196
AGCO Corp.	24,872	2,109,892
Air Lease Corp., Class A	43,447	2,031,582
Alaska Air Group, Inc.(b)(c)	6,084	269,339
Alight, Inc., Class A(c)	140,364	717,260
Allegion PLC	6,577	915,518
Allison Transmission Holdings, Inc.	18,847	1,738,447
Amentum Holdings, Inc.(b)	17,457	380,912
American Airlines Group, Inc.(b)(c)	66,973	666,381
AMETEK, Inc.	18,988	3,219,985
API Group Corp.(b)(c)	30,901	1,168,985
Applied Industrial Technologies, Inc.	4,478	1,089,408
ArcBest Corp.	7,043	412,156
Arcosa, Inc.	2,559	204,899
Atkore, Inc.(c)	10,342	660,544
Automatic Data Processing, Inc.	36,674	11,024,204
Avis Budget Group, Inc.(b)(c)	20,777	1,924,574
BlueLinx Holdings, Inc.(b)(c)	4,723	307,656
Boeing Co. (The)(b)	56,814	10,410,597
Boise Cascade Co.	14,833	1,383,622
Booz Allen Hamilton Holding Corp.	15,308	1,837,266
Brink’s Co. (The)(c)	8,595	767,018
Broadridge Financial Solutions, Inc.	10,862	2,632,949
Builders FirstSource, Inc.(b)	29,410	3,518,318
BWX Technologies, Inc.	8,846	965,276
C.H. Robinson Worldwide, Inc.	51,894	4,629,983
CACI International, Inc., Class A(b)	5,236	2,397,407
Carlisle Cos., Inc.	6,237	2,366,817
Carrier Global Corp.	115,512	7,224,120
Caterpillar, Inc.	71,790	22,202,493
Chart Industries, Inc.(b)(c)	4,915	663,427
	Shares	Value
Industrials-(continued)
Cintas Corp.	22,223	$4,704,165
Clarivate PLC(b)(c)	74,082	319,293
Clean Harbors, Inc.(b)	6,770	1,448,374
CNH Industrial N.V.	376,696	4,358,373
Comfort Systems USA, Inc.	598	237,735
Concentrix Corp.(c)	16,733	854,387
Copart, Inc.(b)	38,950	2,377,118
Core & Main, Inc., Class A(b)	23,438	1,234,714
CoreCivic, Inc.(b)	60,607	1,372,142
Crane Co.	7,814	1,257,898
CSX Corp.	344,548	9,671,462
Cummins, Inc.	32,443	9,533,051
Curtiss-Wright Corp.	4,319	1,489,580
Deere & Co.	44,662	20,703,517
Delta Air Lines, Inc.	46,499	1,935,753
Donaldson Co., Inc.	19,974	1,312,891
Dover Corp.	20,417	3,484,161
Dycom Industries, Inc.(b)	6,650	1,114,207
Eaton Corp. PLC	40,032	11,784,220
EMCOR Group, Inc.	6,701	2,685,091
Emerson Electric Co.	93,912	9,871,090
EnerSys	11,391	986,461
Equifax, Inc.	8,977	2,335,187
ESAB Corp.	8,649	1,038,918
Everus Construction Group, Inc.(b)(c)	14,378	578,571
Expeditors International of Washington, Inc.	32,263	3,546,026
Fastenal Co.	59,692	4,833,261
FedEx Corp.	81,289	17,097,515
Ferguson Enterprises, Inc.	10,182	1,727,478
Flowserve Corp.	26,980	1,220,305
Fluor Corp.(b)(c)	42,236	1,473,614
Fortive Corp.	37,964	2,645,711
Fortune Brands Innovations, Inc.	25,568	1,376,070
FTI Consulting, Inc.(b)	5,772	959,768
Gates Industrial Corp. PLC(b)	15,891	300,658
GATX Corp.(c)	7,462	1,089,154
GE Vernova, Inc.	21,932	8,132,824
Generac Holdings, Inc.(b)	11,640	1,331,383
General Dynamics Corp.	50,951	13,864,786
General Electric Co.	91,886	18,518,704
Genpact Ltd.	34,592	1,738,594
GEO Group, Inc. (The)(b)	70,730	2,212,434
GMS, Inc.(b)(c)	14,129	1,035,091
Grab Holdings Ltd., Class A (Singapore)(b)(c)	240,551	1,173,889
Graco, Inc.	14,566	1,188,731
GXO Logistics, Inc.(b)(c)	37,481	1,358,311
HEICO Corp.(c)	4,618	1,158,010
Herc Holdings, Inc.(c)	6,349	694,835
Hertz Global Holdings, Inc.(b)(c)	234,287	1,597,837
Hexcel Corp.	3,586	173,813
Hillenbrand, Inc.(c)	6,842	138,414
Honeywell International, Inc.	108,187	22,773,363
Howmet Aerospace, Inc.	30,039	4,162,805
Hub Group, Inc., Class A	27,518	869,294
Hubbell, Inc.	5,607	2,036,350
Huntington Ingalls Industries, Inc.	11,833	2,725,613
IDEX Corp.	8,301	1,444,125
Illinois Tool Works, Inc.	36,721	8,809,735
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Industrials-(continued)
Ingersoll Rand, Inc.	30,524	$2,302,425
Insperity, Inc.	6,776	440,508
ITT, Inc.	10,637	1,457,482
J.B. Hunt Transport Services, Inc.	13,630	1,779,805
Jacobs Solutions, Inc.	24,409	3,021,834
JELD-WEN Holding, Inc.(b)(c)	50,798	280,405
JetBlue Airways Corp.(b)(c)	40,275	175,599
Johnson Controls International PLC	155,249	13,025,391
KBR, Inc.	25,201	1,330,865
Kelly Services, Inc., Class A	7,112	82,144
Kennametal, Inc.(c)	35,522	691,969
Kirby Corp.(b)(c)	13,022	1,254,930
Knight-Swift Transportation Holdings, Inc.	49,506	1,939,150
Korn Ferry	3,960	244,332
L3Harris Technologies, Inc.	45,763	10,068,775
Landstar System, Inc.(c)	7,907	1,060,724
Leidos Holdings, Inc.	28,993	4,267,190
Lennox International, Inc.	2,468	1,349,379
Lincoln Electric Holdings, Inc.	5,507	970,333
Lockheed Martin Corp.	54,151	25,870,640
Lyft, Inc., Class A(b)	23,359	289,652
ManpowerGroup, Inc.	37,312	1,607,028
Masco Corp.	33,513	2,031,223
MasTec, Inc.(b)	22,221	2,829,178
MasterBrand, Inc.(b)(c)	56,569	687,313
Matson, Inc.	2,845	310,361
Maximus, Inc.	15,747	1,054,419
Middleby Corp. (The)(b)(c)	10,565	1,408,843
MillerKnoll, Inc.	30,221	495,624
Moog, Inc., Class A	1,418	237,161
MSC Industrial Direct Co., Inc., Class A	14,817	1,133,204
Mueller Industries, Inc.	21,064	1,549,468
Nordson Corp.	5,398	1,023,299
Norfolk Southern Corp.	42,666	9,559,317
Northrop Grumman Corp.	29,305	14,256,882
nVent Electric PLC	20,995	1,152,835
Old Dominion Freight Line, Inc.	12,392	1,899,446
Oshkosh Corp.	20,768	1,739,528
Otis Worldwide Corp.	42,595	4,100,621
Owens Corning	21,812	3,171,683
PACCAR, Inc.	99,609	8,985,728
Parker-Hannifin Corp.	11,798	7,138,498
Paychex, Inc.	37,055	5,451,532
Pentair PLC	22,195	2,013,752
Quanta Services, Inc.	14,282	4,180,199
Regal Rexnord Corp.	15,207	1,609,509
Republic Services, Inc.	22,087	5,538,315
Resideo Technologies, Inc.(b)	58,651	984,164
Robert Half, Inc.(c)	28,624	1,268,043
Rockwell Automation, Inc.	13,854	3,431,359
Rollins, Inc.	4,575	261,370
RTX Corp.	305,586	38,543,562
Rush Enterprises, Inc., Class A	21,906	1,116,987
RXO, Inc.(b)(c)	30,313	427,110
Ryder System, Inc.	27,845	3,833,421
Saia, Inc.(b)(c)	1,700	414,800
Science Applications International Corp.	14,010	1,695,630
Sensata Technologies Holding PLC	49,319	1,055,427
Simpson Manufacturing Co., Inc.	1,566	240,679
SiteOne Landscape Supply, Inc.(b)(c)	5,397	619,630
	Shares	Value
Industrials-(continued)
SkyWest, Inc.(b)	2,359	$210,352
Snap-on, Inc.	10,143	3,182,975
Southwest Airlines Co.(c)	43,188	1,207,536
SS&C Technologies Holdings, Inc.	38,563	2,915,363
Stanley Black & Decker, Inc.(c)	63,518	3,812,350
Sunrun, Inc.(b)(c)	92,995	640,736
Terex Corp.(c)	20,995	739,024
Tetra Tech, Inc.	9,211	287,291
Textron, Inc.	44,472	3,129,495
Timken Co. (The)(c)	16,649	1,069,698
Toro Co. (The)	16,331	1,115,081
Trane Technologies PLC	14,621	5,604,376
TransDigm Group, Inc.	3,812	5,386,623
TransUnion	21,512	1,784,636
TriNet Group, Inc.	3,070	240,473
Trinity Industries, Inc.	29,123	730,987
Uber Technologies, Inc.(b)	60,933	4,936,182
UFP Industries, Inc.	15,543	1,536,426
U-Haul Holding Co., Series N	24,729	1,355,149
Union Pacific Corp.	88,373	19,058,521
United Airlines Holdings, Inc.(b)	42,767	2,943,225
United Parcel Service, Inc., Class B	190,666	18,170,470
United Rentals, Inc.	9,986	6,305,660
Valmont Industries, Inc.	3,999	1,172,587
Veralto Corp.	18,247	1,749,887
Verisk Analytics, Inc.	7,877	2,334,979
Vertiv Holdings Co., Class A	12,354	1,054,785
Vestis Corp.(c)	37,697	330,226
W.W. Grainger, Inc.	4,188	4,289,810
Wabtec Corp.	24,918	4,603,351
Waste Management, Inc.	43,943	10,254,538
Watsco, Inc.	4,718	2,169,525
Werner Enterprises, Inc.(c)	27,814	685,893
WESCO International, Inc.	20,311	3,309,881
WillScot Holdings Corp.(c)	24,601	617,977
Woodward, Inc.	7,158	1,342,626
XPO, Inc.(b)(c)	10,757	1,141,533
Xylem, Inc.	20,490	2,470,479
ZIM Integrated Shipping Services Ltd. (Israel)(c)	253,314	3,888,370
		701,991,093
Information Technology-12.67%
Accenture PLC, Class A (Ireland)	58,514	17,504,463
Adobe, Inc.(b)	23,935	8,975,146
Advanced Micro Devices, Inc.(b)	106,255	10,343,924
Akamai Technologies, Inc.(b)	23,355	1,881,946
Amdocs Ltd.	26,919	2,384,485
Amkor Technology, Inc.	34,596	603,700
Amphenol Corp., Class A	86,350	6,644,632
Analog Devices, Inc.	65,819	12,829,439
ANSYS, Inc.(b)	5,506	1,772,271
Apple, Inc.	934,346	198,548,525
Applied Materials, Inc.	71,019	10,703,273
Arista Networks, Inc.(b)	27,496	2,262,096
Arrow Electronics, Inc.(b)(c)	50,739	5,650,295
ASGN, Inc.(b)(c)	15,724	792,175
Autodesk, Inc.(b)	6,967	1,910,700
Avnet, Inc.(c)	51,301	2,410,634
Broadcom, Inc.	216,821	41,731,538
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Information Technology-(continued)
Cadence Design Systems, Inc.(b)	7,702	$2,293,193
CDW Corp.	17,910	2,875,630
Check Point Software Technologies Ltd. (Israel)(b)	5,891	1,293,428
Ciena Corp.(b)(c)	26,571	1,784,508
Cirrus Logic, Inc.(b)	3,548	340,750
Cisco Systems, Inc.	871,768	50,327,167
Cognex Corp.(c)	25,493	695,959
Cognizant Technology Solutions Corp., Class A	108,006	7,946,001
Coherent Corp.(b)	24,981	1,606,778
CommScope Holding Co., Inc.(b)	60,118	224,841
Corning, Inc.	196,647	8,727,194
CrowdStrike Holdings, Inc., Class A(b)	509	218,295
Datadog, Inc., Class A(b)	1,741	177,861
Dell Technologies, Inc., Class C	10,783	989,448
Diodes, Inc.(b)(c)	12,807	491,789
Dolby Laboratories, Inc., Class A(c)	3,627	278,517
Dropbox, Inc., Class A(b)(c)	13,192	376,632
DXC Technology Co.(b)	143,453	2,226,391
Enphase Energy, Inc.(b)	3,829	170,735
Entegris, Inc.	10,692	845,951
EPAM Systems, Inc.(b)	5,030	789,257
F5, Inc.(b)	7,337	1,942,397
Fair Isaac Corp.(b)	188	374,060
First Solar, Inc.(b)	12,105	1,523,051
Flex Ltd.(b)(c)	138,189	4,745,410
Fortinet, Inc.(b)	15,840	1,643,558
Gartner, Inc.(b)	3,458	1,456,095
Gen Digital, Inc.	152,285	3,939,613
GoDaddy, Inc., Class A(b)	10,584	1,993,285
Hewlett Packard Enterprise Co.	698,980	11,337,456
HP, Inc.	414,953	10,610,348
Insight Enterprises, Inc.(b)(c)	8,862	1,225,437
Intel Corp.	1,867,416	37,535,062
International Business Machines Corp.	182,603	44,157,057
Intuit, Inc.	12,997	8,155,228
Jabil, Inc.	30,611	4,486,348
Juniper Networks, Inc.	79,526	2,888,384
Keysight Technologies, Inc.(b)	17,382	2,527,343
KLA Corp.	7,630	5,361,525
Kyndryl Holdings, Inc.(b)	133,503	4,328,167
Lam Research Corp.	104,430	7,484,498
Littelfuse, Inc.	4,151	756,769
Lumentum Holdings, Inc.(b)(c)	19,487	1,150,512
Marvell Technology, Inc.	56,210	3,280,978
Microchip Technology, Inc.	74,369	3,426,924
Micron Technology, Inc.	248,701	19,137,542
Microsoft Corp.	394,558	155,952,995
MKS Instruments, Inc.	12,997	911,610
Monolithic Power Systems, Inc.	466	276,385
Motorola Solutions, Inc.	11,262	4,959,672
NCR Voyix Corp.(b)(c)	58,447	500,891
NetApp, Inc.	38,226	3,430,784
NetScout Systems, Inc.(b)	7,831	164,608
NVIDIA Corp.	167,713	18,267,300
NXP Semiconductors N.V. (Netherlands)	20,761	3,826,460
Okta, Inc.(b)	13,536	1,518,198
ON Semiconductor Corp.(b)	56,004	2,223,359
Oracle Corp.	147,433	20,746,772
	Shares	Value
Information Technology-(continued)
Palantir Technologies, Inc., Class A(b)	2,416	$286,151
Palo Alto Networks, Inc.(b)	4,022	751,832
Plexus Corp.(b)	8,849	1,083,383
PTC, Inc.(b)	5,673	879,145
Pure Storage, Inc., Class A(b)	4,213	191,102
Qorvo, Inc.(b)	28,608	2,050,335
QUALCOMM, Inc.	160,269	23,793,536
Roper Technologies, Inc.	9,112	5,103,449
Salesforce, Inc.	61,685	16,575,376
Sandisk Corp.(b)(c)	41,962	1,347,400
Sanmina Corp.(b)(c)	27,784	2,133,533
Seagate Technology Holdings PLC(c)	57,357	5,221,208
ServiceNow, Inc.(b)	3,024	2,887,950
Silicon Laboratories, Inc.(b)(c)	1,991	202,604
Skyworks Solutions, Inc.(c)	40,776	2,621,081
Snowflake, Inc., Class A(b)	5,709	910,528
SolarEdge Technologies, Inc.(b)(c)	11,079	135,552
Super Micro Computer, Inc.(b)(c)	14,927	475,574
Synaptics, Inc.(b)(c)	3,190	177,555
Synopsys, Inc.(b)	5,515	2,531,440
TD SYNNEX Corp.(c)	27,615	3,059,742
TE Connectivity PLC (Switzerland)	52,328	7,659,773
Teledyne Technologies, Inc.(b)	6,294	2,933,193
Teradata Corp.(b)(c)	12,649	271,954
Teradyne, Inc.	18,721	1,389,285
Texas Instruments, Inc.	131,100	20,982,555
Trimble, Inc.(b)	32,095	1,994,383
TTM Technologies, Inc.(b)	42,022	841,280
Twilio, Inc., Class A(b)	33,953	3,283,595
Tyler Technologies, Inc.(b)	2,139	1,162,119
Unity Software, Inc.(b)(c)	16,294	343,315
VeriSign, Inc.(b)	1,295	365,345
Viasat, Inc.(b)(c)	85,483	792,427
Vishay Intertechnology, Inc.(c)	53,779	698,589
Vontier Corp.	27,981	890,076
Western Digital Corp.(b)	126,275	5,538,422
Workday, Inc., Class A(b)	6,600	1,617,000
Xerox Holdings Corp.(c)	150,014	661,562
Zebra Technologies Corp., Class A(b)	7,825	1,958,754
Zoom Communications, Inc., Class A(b)	26,626	2,064,580
		937,742,331
Materials-3.21%
Air Products and Chemicals, Inc.	37,361	10,128,194
Albemarle Corp.(c)	29,263	1,713,349
Alcoa Corp.	129,716	3,181,933
Alpha Metallurgical Resources, Inc.(b)(c)	3,844	466,469
Amcor PLC(c)	464,218	4,270,801
AptarGroup, Inc.	10,678	1,601,166
Ashland, Inc.	15,724	855,228
ATI, Inc.(b)	13,215	718,632
Avery Dennison Corp.	13,134	2,247,359
Avient Corp.	28,127	936,910
Axalta Coating Systems Ltd.(b)(c)	48,415	1,573,488
Ball Corp.	64,369	3,343,326
Cabot Corp.	13,419	1,053,928
Celanese Corp.	34,474	1,534,438
CF Industries Holdings, Inc.	55,206	4,326,494
Chemours Co. (The)(c)	73,230	906,587
Cleveland-Cliffs, Inc.(b)(c)	230,971	1,903,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Materials-(continued)
Commercial Metals Co.	38,261	$1,704,145
Constellium SE(b)	54,434	550,328
Corteva, Inc.	143,660	8,905,483
CRH PLC	30,898	2,948,287
Crown Holdings, Inc.	32,727	3,152,592
Dow, Inc.	366,018	11,196,491
DuPont de Nemours, Inc.	170,296	11,237,833
Eagle Materials, Inc.	1,532	346,829
Eastman Chemical Co.	50,207	3,865,939
Ecolab, Inc.	23,307	5,860,079
Element Solutions, Inc.	38,605	787,928
FMC Corp.	56,984	2,388,769
Freeport-McMoRan, Inc.	253,883	9,147,404
Graphic Packaging Holding Co.(c)	85,747	2,170,257
Greif, Inc., Class A	11,254	590,610
H.B. Fuller Co.	13,300	718,732
Huntsman Corp.	116,989	1,557,124
International Flavors & Fragrances, Inc.	71,481	5,608,399
International Paper Co.	195,433	8,927,379
Knife River Corp.(b)(c)	10,229	955,184
Linde PLC	49,881	22,607,566
Louisiana-Pacific Corp.	15,535	1,340,826
LyondellBasell Industries N.V., Class A	134,264	7,815,507
Martin Marietta Materials, Inc.	5,703	2,988,258
Mosaic Co. (The)	199,905	6,077,112
NewMarket Corp.	457	281,192
Newmont Corp.	295,100	15,545,868
Nucor Corp.	78,906	9,419,009
O-I Glass, Inc.(b)(c)	99,019	1,253,581
Olin Corp.(c)	65,293	1,411,635
Packaging Corp. of America	19,651	3,647,422
PPG Industries, Inc.	44,525	4,846,992
Reliance, Inc.	14,869	4,285,692
Royal Gold, Inc.	7,883	1,440,303
RPM International, Inc.	19,561	2,088,137
Scotts Miracle-Gro Co. (The)	12,710	640,330
Sealed Air Corp.(c)	41,073	1,131,972
Sherwin-Williams Co. (The)	17,395	6,139,043
Silgan Holdings, Inc.(c)	24,272	1,253,649
Sonoco Products Co.	37,458	1,535,778
Southern Copper Corp. (Mexico)	15,101	1,351,842
Steel Dynamics, Inc.	46,464	6,026,845
Sylvamo Corp.	16,331	973,654
Tronox Holdings PLC, Class A	63,324	342,583
United States Steel Corp.(c)	112,051	4,897,749
Vulcan Materials Co.	12,914	3,387,730
Warrior Met Coal, Inc.	20,105	961,421
Westlake Corp.(c)	9,698	896,386
		237,969,377
Real Estate-3.23%
Agree Realty Corp.	17,292	1,342,032
Alexandria Real Estate Equities, Inc.	47,458	3,448,298
American Homes 4 Rent, Class A	48,493	1,813,153
American Tower Corp.	57,245	12,903,595
Americold Realty Trust, Inc.	61,356	1,186,625
Anywhere Real Estate, Inc.(b)	122,221	422,885
Apple Hospitality REIT, Inc.	81,617	960,632
AvalonBay Communities, Inc.	26,403	5,544,102
Brandywine Realty Trust(c)	162,518	643,571
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	76,306	$1,900,782
BXP, Inc.(c)	57,138	3,641,405
Camden Property Trust	22,263	2,533,529
CBRE Group, Inc., Class A(b)	69,261	8,462,309
COPT Defense Properties	29,605	772,987
CoStar Group, Inc.(b)	24,845	1,842,754
Cousins Properties, Inc.	59,690	1,643,863
Crown Castle, Inc.	89,798	9,497,036
CubeSmart	35,568	1,446,551
Cushman & Wakefield PLC(b)	116,694	1,093,423
DiamondRock Hospitality Co.(c)	71,927	527,944
Digital Realty Trust, Inc.	54,549	8,757,296
Douglas Emmett, Inc.(c)	87,452	1,209,461
EastGroup Properties, Inc.	4,887	798,634
EPR Properties	26,146	1,293,966
Equinix, Inc.	7,959	6,850,709
Equity LifeStyle Properties, Inc.	20,444	1,324,362
Equity Residential	83,877	5,893,198
Essex Property Trust, Inc.	11,816	3,298,436
Extra Space Storage, Inc.	19,760	2,895,235
Federal Realty Investment Trust	16,738	1,573,707
First Industrial Realty Trust, Inc.	18,641	886,939
Gaming and Leisure Properties, Inc.	44,838	2,145,947
Healthcare Realty Trust, Inc.(c)	143,845	2,233,913
Healthpeak Properties, Inc.	228,576	4,077,796
Highwoods Properties, Inc.(c)	53,128	1,510,960
Host Hotels & Resorts, Inc.	169,851	2,398,296
Hudson Pacific Properties, Inc.	180,371	369,761
Independence Realty Trust, Inc.(c)	43,471	844,642
Invitation Homes, Inc.	104,622	3,577,026
Iron Mountain, Inc.	50,853	4,559,988
JBG SMITH Properties, (Acquired 03/20/2020 - 04/29/2025; Cost $1,264,547)(c)(f)	56,486	789,674
Jones Lang LaSalle, Inc.(b)	17,962	4,084,738
Kilroy Realty Corp.(c)	52,079	1,641,009
Kimco Realty Corp.	151,206	3,021,096
Kite Realty Group Trust	51,766	1,120,734
Lamar Advertising Co., Class A(c)	15,579	1,773,046
LXP Industrial Trust(c)	71,398	563,330
Macerich Co. (The)(c)	88,441	1,296,545
Medical Properties Trust, Inc.(c)	724,226	3,997,728
Mid-America Apartment Communities, Inc.	23,070	3,683,125
Millrose Properties, Inc.(b)(c)	23,352	584,734
NNN REIT, Inc.	37,887	1,557,535
Omega Healthcare Investors, Inc.	55,491	2,166,924
Opendoor Technologies, Inc.(b)(c)	259,149	196,513
Outfront Media, Inc.(c)	49,429	747,861
Park Hotels & Resorts, Inc.(c)	129,084	1,283,095
Phillips Edison & Co., Inc.	19,839	688,413
PotlatchDeltic Corp.	28,790	1,105,248
Prologis, Inc.	109,683	11,209,603
Public Storage	16,711	5,020,486
Rayonier, Inc.(c)	34,763	850,303
Realty Income Corp.	134,913	7,806,066
Regency Centers Corp.	39,212	2,830,322
Rexford Industrial Realty, Inc.(c)	31,549	1,044,272
RLJ Lodging Trust(c)	59,312	415,777
Sabra Health Care REIT, Inc.(c)	87,516	1,562,161
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
	Shares	Value
Real Estate-(continued)
SBA Communications Corp., Class A	7,870	$1,915,558
Simon Property Group, Inc.	47,792	7,521,505
SL Green Realty Corp.	37,659	1,981,240
STAG Industrial, Inc.	31,947	1,055,209
Sun Communities, Inc.	22,333	2,778,895
UDR, Inc.	61,604	2,579,976
Uniti Group, Inc.(c)	123,267	606,474
Ventas, Inc.	121,995	8,549,410
VICI Properties, Inc.	181,671	5,817,105
Vornado Realty Trust(c)	92,733	3,271,620
W.P. Carey, Inc.(c)	51,618	3,223,028
Welltower, Inc.	85,759	13,085,966
Weyerhaeuser Co.	233,101	6,039,647
Zillow Group, Inc., Class C(b)(c)	23,674	1,593,970
		239,187,689
Utilities-4.96%
AES Corp. (The)	307,599	3,075,990
ALLETE, Inc.	20,205	1,323,225
Alliant Energy Corp.	67,041	4,092,183
Ameren Corp.	74,543	7,397,647
American Electric Power Co., Inc.	160,983	17,440,898
American Water Works Co., Inc.	32,116	4,721,373
Atmos Energy Corp.	29,795	4,785,971
Avista Corp.	32,338	1,341,057
Black Hills Corp.	27,434	1,670,731
CenterPoint Energy, Inc.	181,596	7,042,293
CMS Energy Corp.	78,685	5,795,150
Consolidated Edison, Inc.	119,197	13,439,462
Constellation Energy Corp.	40,026	8,943,409
Dominion Energy, Inc.	342,223	18,610,087
DTE Energy Co.	58,724	8,045,188
Duke Energy Corp.	266,162	32,477,087
Edison International	139,575	7,468,658
Entergy Corp.	144,154	11,989,288
Essential Utilities, Inc.	57,261	2,355,145
Evergy, Inc.	90,771	6,272,276
Eversource Energy	128,503	7,643,358
Exelon Corp.	380,494	17,845,169
FirstEnergy Corp.	186,324	7,989,573
Hawaiian Electric Industries, Inc.(b)	121,829	1,279,204
IDACORP, Inc.(c)	14,119	1,667,313
MDU Resources Group, Inc.(c)	57,325	982,550
National Fuel Gas Co.	29,565	2,270,001
New Jersey Resources Corp.	26,016	1,273,223
NextEra Energy, Inc.	377,578	25,252,417
NiSource, Inc.	125,708	4,916,440
NorthWestern Energy Group, Inc.	23,898	1,391,580
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	77,093	$8,447,851
OGE Energy Corp.	73,158	3,319,910
ONE Gas, Inc.(c)	19,776	1,552,614
PG&E Corp.	456,673	7,544,238
Pinnacle West Capital Corp.(c)	46,387	4,415,115
Portland General Electric Co.	38,616	1,626,506
PPL Corp.	294,664	10,755,236
Public Service Enterprise Group, Inc.	127,412	10,184,041
Sempra	158,399	11,764,294
Southern Co. (The)	300,977	27,656,776
Southwest Gas Holdings, Inc.	23,856	1,722,642
Spire, Inc.	20,540	1,572,132
TXNM Energy, Inc.	30,320	1,613,024
UGI Corp.(c)	136,682	4,481,803
Vistra Corp.	72,415	9,387,156
WEC Energy Group, Inc.	82,280	9,011,306
Xcel Energy, Inc.	156,053	11,032,947
		366,885,537
Total Common Stocks & Other Equity Interests (Cost $5,884,033,407)		7,397,151,478
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(g) (Cost $2,764,003)	2,764,003	2,764,003
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $5,886,797,410)		7,399,915,481
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.93%
Invesco Private Government Fund, 4.32%(e)(g)(h)	60,639,972	60,639,972
Invesco Private Prime Fund, 4.46%(e)(g)(h)	156,190,313	156,221,551
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $216,873,398)		216,861,523
TOTAL INVESTMENTS IN SECURITIES-102.89% (Cost $6,103,670,808)		7,616,777,004
OTHER ASSETS LESS LIABILITIES-(2.89)%		(214,123,050)
NET ASSETS-100.00%		$7,402,653,954

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$3,410,209	$456,462	$(587,459)	$404,233	$(462,063)	$3,221,382	$195,797
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,952,726	216,030,736	(216,219,459)	-	-	2,764,003	232,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,310,638	451,994,203	(477,664,869)	-	-	60,639,972	3,345,403 *
Invesco Private Prime Fund	224,501,337	905,698,056	(973,963,969)	20,337	(34,210)	156,221,551	8,925,269 *
Total	$317,174,910	$1,574,179,457	$(1,668,435,756)	$424,570	$(496,273)	$222,846,908	$12,699,190

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.85%
Advantage Solutions, Inc.(b)(c)	186,357	$249,718
AMC Entertainment Holdings, Inc.(b)(c)	508,600	1,357,963
AMC Networks, Inc., Class A(b)(c)	240,739	1,540,730
Angi, Inc.(b)(c)	3,591	41,153
Atlanta Braves Holdings, Inc., Series C(b)(c)	23,535	938,105
ATN International, Inc.(c)	22,799	403,314
Bandwidth, Inc., Class A(b)(c)	43,594	541,437
Boston Omaha Corp., Class A(b)(c)	21,031	326,611
Bumble, Inc., Class A(b)(c)	144,073	607,988
Cable One, Inc.(c)	4,793	1,281,025
Cardlytics, Inc.(b)(c)	80,989	116,624
CarGurus, Inc.(b)(c)	82,478	2,306,085
Cars.com, Inc.(b)(c)	56,166	653,772
Cinemark Holdings, Inc.(c)	181,784	5,437,159
Clear Channel Outdoor Holdings, Inc.(b)	1,283,177	1,262,903
Cogent Communications Holdings, Inc.(c)	42,936	2,333,572
DHI Group, Inc.(b)	8,985	12,669
E.W. Scripps Co. (The), Class A(b)	225,555	453,366
EchoStar Corp., Class A(b)(c)	209,415	4,707,649
Entravision Communications Corp., Class A(c)	110,376	201,988
Eventbrite, Inc., Class A(b)(c)	46,051	97,628
EverQuote, Inc., Class A(b)(c)	7,634	181,231
fuboTV, Inc.(b)	333,948	1,001,844
Gannett Co., Inc.(b)(c)	422,390	1,351,648
Getty Images Holdings, Inc.(b)(c)	63,991	122,223
Gogo, Inc.(b)(c)	50,814	384,662
Gray Media, Inc.(c)	50,633	169,621
IDT Corp., Class B	19,259	967,765
iHeartMedia, Inc., Class A(b)(c)	487,828	502,463
IHS Holding Ltd. (Nigeria)(b)	82,545	404,471
IMAX Corp.(b)	32,162	782,501
Integral Ad Science Holding Corp.(b)(c)	50,118	354,334
Iridium Communications, Inc.(c)	122,998	2,967,942
John Wiley & Sons, Inc., Class A(c)	82,273	3,590,394
Liberty Latin America Ltd., Class C(b)	459,399	2,526,695
Lions Gate Entertainment Corp., Class A(b)(c)	179,164	1,590,976
Live Nation Entertainment, Inc.(b)	2,997	396,953
Madison Square Garden Entertainment Corp.(b)(c)	9,720	315,317
Madison Square Garden Sports Corp., Class A(b)	2,905	559,416
Magnite, Inc.(b)(c)	113,698	1,351,869
Marcus Corp. (The)(c)	50,034	816,055
National CineMedia, Inc.(b)(c)	160,713	920,886
New York Times Co. (The), Class A	71,748	3,735,201
Nextdoor Holdings, Inc.(b)(c)	184,703	271,513
Pinterest, Inc., Class A(b)	92,501	2,342,125
Playstudios, Inc.(b)(c)	113,347	143,951
PubMatic, Inc., Class A(b)	38,090	372,139
QuinStreet, Inc.(b)(c)	54,696	958,274
Reddit, Inc., Class A(b)(c)	1,989	231,858
Roblox Corp., Class A(b)	35,907	2,407,564
Roku, Inc., Class A(b)	40,322	2,749,154
Scholastic Corp.	56,945	1,026,718
	Shares	Value
Communication Services-(continued)
Shenandoah Telecommunications Co.(c)	61,653	$686,814
Shutterstock, Inc.	39,886	636,581
Sinclair, Inc.(c)	186,111	2,679,998
Sirius XM Holdings, Inc.	54,514	1,167,690
Skillz, Inc.(b)(c)	38,854	198,932
Sphere Entertainment Co.(b)(c)	32,782	893,310
Spok Holdings, Inc.(c)	22,583	323,840
Stagwell, Inc.(b)(c)	93,552	522,020
Taboola.com Ltd. (Israel)(b)	187,163	552,131
Thryv Holdings, Inc.(b)(c)	81,653	1,118,646
TKO Group Holdings, Inc.	14,432	2,351,117
Trade Desk, Inc. (The), Class A(b)	28,934	1,551,730
TripAdvisor, Inc.(b)(c)	125,197	1,558,703
TrueCar, Inc.(b)	81,194	120,979
United States Cellular Corp.(b)(c)	5,419	372,069
Vimeo, Inc.(b)(c)	251,830	1,269,223
Warner Music Group Corp., Class A	16,011	487,535
WEBTOON Entertainment, Inc. (South Korea)(b)(c)	11,658	104,922
WideOpenWest, Inc.(b)	277,112	1,213,751
Yelp, Inc.(b)(c)	36,883	1,293,856
Ziff Davis, Inc.(b)(c)	46,278	1,366,589
ZipRecruiter, Inc., Class A(b)(c)	45,852	236,596
ZoomInfo Technologies, Inc., Class A(b)(c)	240,955	2,062,575
		83,138,829
Consumer Discretionary-12.99%
1-800-Flowers.com, Inc., Class A(b)(c)	102,249	565,437
Abercrombie & Fitch Co., Class A(b)	25,309	1,756,951
Accel Entertainment, Inc.(b)	53,485	550,896
Acushnet Holdings Corp.(c)	32,040	2,121,689
ADT, Inc.(c)	459,491	3,685,118
Adtalem Global Education, Inc.(b)	74,452	7,906,802
Afya Ltd., Class A (Brazil)(c)	18,729	355,851
Allbirds, Inc., Class A(b)(c)	12,687	63,942
A-Mark Precious Metals, Inc.(c)	124,756	3,039,056
American Axle & Manufacturing Holdings, Inc.(b)(c)	77,729	296,925
American Outdoor Brands, Inc.(b)(c)	2,968	33,316
American Public Education, Inc.(b)(c)	43,126	1,013,461
America’s Car-Mart, Inc.(b)(c)	16,776	795,518
AMMO, Inc.(b)(c)	158,203	311,660
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	124,898	955,470
Arhaus, Inc.(b)(c)	11,582	91,035
Arko Corp.(c)	111,767	449,862
BARK, Inc.(b)(c)	299,164	338,055
Barnes & Noble Education, Inc.(b)(c)	32,344	340,582
Bassett Furniture Industries, Inc.	592	10,449
Beazer Homes USA, Inc.(b)	96,621	1,889,907
Betterware de Mexico SAPI de CV (Mexico)(c)	15,912	153,710
Big 5 Sporting Goods Corp.(c)	125,626	113,465
Biglari Holdings, Inc., Class B(b)(c)	259	60,324
Birkenstock Holding PLC (Germany)(b)(c)	5,238	269,390
BJ’s Restaurants, Inc.(b)(c)	35,786	1,191,316
Bloomin’ Brands, Inc.(c)	204,045	1,636,441
Boot Barn Holdings, Inc.(b)(c)	28,200	2,942,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Consumer Discretionary-(continued)
Bright Horizons Family Solutions, Inc.(b)	36,501	$4,577,955
Brinker International, Inc.(b)	68,104	9,146,367
Buckle, Inc. (The)(c)	80,137	2,785,562
Build-A-Bear Workshop, Inc.(c)	21,243	749,453
Caleres, Inc.(c)	74,693	1,138,321
Camping World Holdings, Inc., Class A(c)	104,150	1,256,049
CarParts.com, Inc.(b)	125,884	116,241
Carriage Services, Inc.(c)	22,999	919,040
Carvana Co.(b)(c)	45,872	11,208,823
Cava Group, Inc.(b)(c)	1,757	162,400
Cavco Industries, Inc.(b)	8,674	4,283,655
Champion Homes, Inc.(b)	49,754	4,303,721
Cheesecake Factory, Inc. (The)(c)	71,453	3,599,088
Chegg, Inc.(b)	313,063	227,659
Chewy, Inc., Class A(b)	5,090	190,875
Children’s Place, Inc. (The)(b)(c)	57,415	291,668
Choice Hotels International, Inc.(c)	16,430	2,071,987
Churchill Downs, Inc.	29,442	2,661,851
Citi Trends, Inc.(b)(c)	25,563	570,822
Clarus Corp.(c)	56,756	186,727
Columbia Sportswear Co.(c)	33,692	2,094,632
ContextLogic, Inc., Class A(b)(c)	186,599	1,332,317
Cooper-Standard Holdings, Inc.(b)(c)	92,149	1,351,826
Coursera, Inc.(b)	85,033	715,978
Cracker Barrel Old Country Store, Inc.(c)	31,021	1,324,597
Cricut, Inc., Class A(c)	11,832	58,923
Crocs, Inc.(b)	27,599	2,661,096
Dave & Buster’s Entertainment, Inc.(b)(c)	50,334	965,909
Denny’s Corp.(b)(c)	92,631	341,808
Designer Brands, Inc., Class A	258,438	721,042
Despegar.com Corp. (Argentina)(b)	28,157	547,935
Destination XL Group, Inc.(b)(c)	126,767	125,449
Dillard’s, Inc., Class A(c)	5,908	2,048,067
Dine Brands Global, Inc.(c)	49,720	989,925
Dorman Products, Inc.(b)(c)	31,705	3,592,176
DraftKings, Inc., Class A(b)	56,352	1,875,958
Dream Finders Homes, Inc., Class A(b)(c)	27,311	618,867
Duolingo, Inc.(b)	2,929	1,140,787
Dutch Bros, Inc., Class A(b)	1,936	115,657
El Pollo Loco Holdings, Inc.(b)(c)	66,791	624,496
Ermenegildo Zegna N.V. (Italy)(c)	34,932	277,709
Escalade, Inc.(c)	987	14,983
Ethan Allen Interiors, Inc.(c)	52,107	1,481,402
Etsy, Inc.(b)	20,510	891,775
European Wax Center, Inc., Class A(b)(c)	50,097	156,303
Everi Holdings, Inc.(b)(c)	146,796	2,062,484
Figs, Inc., Class A(b)(c)	111,098	447,725
First Watch Restaurant Group, Inc.(b)(c)	24,343	429,897
Flexsteel Industries, Inc.(c)	9,050	302,180
Fossil Group, Inc.(b)(c)	262,730	265,357
Fox Factory Holding Corp.(b)(c)	56,981	1,157,284
Frontdoor, Inc.(b)(c)	67,445	2,772,664
Full House Resorts, Inc.(b)(c)	47,068	152,030
Funko, Inc., Class A(b)(c)	120,055	481,421
GameStop Corp., Class A(b)(c)	64,661	1,801,455
Garrett Motion, Inc. (Switzerland)(c)	45,150	416,283
Genesco, Inc.(b)(c)	56,648	1,098,971
Genius Sports Ltd. (United Kingdom)(b)(c)	84,949	916,600
Gentherm, Inc.(b)(c)	41,547	1,080,637
	Shares	Value
Consumer Discretionary-(continued)
GigaCloud Technology, Inc., Class A (Hong Kong)(b)(c)	17,478	$219,174
G-III Apparel Group Ltd.(b)(c)	118,382	2,985,594
Global Business Travel Group, Inc.(b)(c)	14,936	100,221
Global-e Online Ltd. (Israel)(b)	11,580	415,838
Golden Entertainment, Inc.(c)	34,483	886,213
GoPro, Inc., Class A(b)(c)	500,895	288,516
Grand Canyon Education, Inc.(b)	15,793	2,816,997
Green Brick Partners, Inc.(b)	36,403	2,147,413
Groupon, Inc.(b)(c)	45,142	822,036
Guess?, Inc.(c)	52,752	593,460
H&R Block, Inc.	31,809	1,920,309
Hamilton Beach Brands Holding Co., Class A(c)	1,895	37,521
Haverty Furniture Cos., Inc.(c)	40,643	738,077
Hilton Grand Vacations, Inc.(b)(c)	107,604	3,618,723
Holley, Inc.(b)(c)	106,097	228,109
Hooker Furnishings Corp.(c)	20,503	196,829
Hovnanian Enterprises, Inc., Class A(b)(c)	14,697	1,422,670
Hyatt Hotels Corp., Class A(c)	26,815	3,021,514
Inspired Entertainment, Inc.(b)(c)	27,175	201,367
Installed Building Products, Inc.(c)	14,651	2,429,575
iRobot Corp.(b)(c)	202,598	496,365
J Jill, Inc.(c)	10,160	154,635
Jack in the Box, Inc.(c)	48,138	1,253,514
JAKKS Pacific, Inc.(c)	16,720	322,529
Johnson Outdoors, Inc., Class A(c)	13,368	305,191
KinderCare Learning Cos., Inc.(b)(c)	6,526	80,009
Kontoor Brands, Inc.	61,516	3,700,187
Krispy Kreme, Inc.(c)	117,663	482,418
Lakeland Industries, Inc.(c)	2,921	47,700
Lands’ End, Inc.(b)(c)	36,711	325,994
Landsea Homes Corp.(b)(c)	53,960	329,156
Latham Group, Inc.(b)(c)	114,707	626,874
Laureate Education, Inc., Class A(b)	151,791	3,046,445
La-Z-Boy, Inc.(c)	80,651	3,185,714
Legacy Housing Corp.(b)(c)	13,173	320,433
Leslie’s, Inc.(b)(c)	260,727	156,488
Levi Strauss & Co., Class A	45,050	721,251
Life Time Group Holdings, Inc.(b)(c)	13,440	412,070
Lifetime Brands, Inc.	24,029	87,466
Lincoln Educational Services Corp.(b)(c)	30,748	519,641
Lovesac Co. (The)(b)(c)	27,484	534,564
Lucid Group, Inc.(b)(c)	662,179	1,662,069
Luminar Technologies, Inc.(b)(c)	31,653	123,763
MakeMyTrip Ltd. (India)(b)(c)	7,405	776,192
Malibu Boats, Inc., Class A(b)(c)	37,729	1,077,540
MarineMax, Inc.(b)(c)	79,201	1,699,653
MasterCraft Boat Holdings, Inc.(b)(c)	31,726	521,575
Mister Car Wash, Inc.(b)(c)	61,254	420,202
Modine Manufacturing Co.(b)(c)	39,469	3,222,249
Monarch Casino & Resort, Inc.	13,369	1,045,322
Monro, Inc.(c)	89,404	1,246,292
Motorcar Parts of America, Inc.(b)(c)	35,586	317,071
Movado Group, Inc.	29,016	403,032
National Vision Holdings, Inc.(b)(c)	175,183	2,163,510
Noodles & Co.(b)(c)	118,846	116,469
Nordstrom, Inc.(c)	73,256	1,768,400
Norwegian Cruise Line Holdings Ltd.(b)(c)	171,470	2,748,664
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	37,190	3,946,231
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Consumer Discretionary-(continued)
On Holding AG, Class A (Switzerland)(b)	26,873	$1,292,860
OneSpaWorld Holdings Ltd. (Bahamas)(c)	20,351	339,862
OneWater Marine, Inc., Class A(b)(c)	34,615	519,571
Oxford Industries, Inc.(c)	29,544	1,435,838
Papa John’s International, Inc.(c)	32,435	1,119,981
Patrick Industries, Inc.(c)	56,876	4,378,314
Peloton Interactive, Inc., Class A(b)(c)	472,975	3,258,798
Perdoceo Education Corp.	101,092	2,539,431
Petco Health & Wellness Co., Inc.(b)(c)	864,182	2,549,337
PetMed Express, Inc.(b)(c)	108,901	368,085
Planet Fitness, Inc., Class A(b)	27,627	2,613,238
Playa Hotels & Resorts N.V.(b)(c)	138,804	1,862,750
PlayAGS, Inc.(b)	66,985	811,858
Portillo’s, Inc., Class A(b)(c)	56,601	585,254
Potbelly Corp.(b)(c)	17,469	141,499
Purple Innovation, Inc.(b)(c)	168,296	113,903
QuantumScape Corp.(b)(c)	205,188	802,285
QVC Group, Inc., Class A(b)(c)	1,123,132	168,470
RCI Hospitality Holdings, Inc.(c)	8,745	347,002
RealReal, Inc. (The)(b)(c)	116,735	677,063
Red Robin Gourmet Burgers, Inc.(b)(c)	71,228	207,986
Red Rock Resorts, Inc., Class A(c)	41,001	1,750,743
Revolve Group, Inc.(b)(c)	43,994	874,601
Rocky Brands, Inc.(c)	16,554	354,090
RumbleOn, Inc., Class B(b)(c)	67,869	171,709
Sabre Corp.(b)(c)	840,020	1,990,847
Sally Beauty Holdings, Inc.(b)(c)	100,187	815,522
Savers Value Village, Inc.(b)(c)	24,971	239,472
Shake Shack, Inc., Class A(b)	10,927	958,735
SharkNinja, Inc.(b)(c)	54,608	4,395,944
Shoe Carnival, Inc.(c)	43,939	763,660
Six Flags Entertainment Corp.(c)	19,021	654,513
Sleep Number Corp.(b)(c)	170,590	1,328,896
Smith & Wesson Brands, Inc.(c)	101,871	970,831
Solid Power, Inc.(b)(c)	314,957	343,303
Sonic Automotive, Inc., Class A(c)	66,288	4,025,007
Sonos, Inc.(b)	175,680	1,618,013
Sportsman’s Warehouse Holdings, Inc.(b)	217,040	362,457
Standard Motor Products, Inc.(c)	43,987	1,192,048
Steven Madden Ltd.(c)	54,625	1,147,125
Stitch Fix, Inc., Class A(b)(c)	366,355	1,197,981
Stoneridge, Inc.(b)(c)	38,112	147,112
Strategic Education, Inc.	28,762	2,346,404
Strattec Security Corp.(b)	826	27,522
Stride, Inc.(b)(c)	42,520	6,048,470
Sturm, Ruger & Co., Inc.(c)	40,213	1,635,061
Super Group (SGHC) Ltd. (Guernsey)	133,540	1,084,345
Superior Group of Cos., Inc.(c)	24,670	256,075
Sweetgreen, Inc., Class A(b)(c)	51,631	1,005,772
Target Hospitality Corp.(b)(c)	37,752	256,714
Tilly’s, Inc., Class A(b)(c)	45,076	68,966
Topgolf Callaway Brands Corp.(b)(c)	337,719	2,232,323
Traeger, Inc.(b)	5,797	8,464
Udemy, Inc.(b)(c)	53,140	365,072
Unifi, Inc.(b)(c)	43,726	222,565
United Parks & Resorts, Inc.(b)(c)	40,068	1,748,968
Universal Electronics, Inc.(b)	2,605	12,634
Universal Technical Institute, Inc.(b)	17,149	481,201
Upbound Group, Inc.	101,970	2,029,203
Valvoline, Inc.(b)	81,417	2,789,346
	Shares	Value
Consumer Discretionary-(continued)
Vera Bradley, Inc.(b)(c)	62,003	$120,906
Visteon Corp.(b)	26,181	2,073,273
Warby Parker, Inc., Class A(b)(c)	30,734	507,418
Wayfair, Inc., Class A(b)(c)	16,310	491,910
Wendy’s Co. (The)(c)	266,663	3,333,287
Weyco Group, Inc.	552	16,505
Wingstop, Inc.(c)	5,900	1,556,951
Winmark Corp.	1,128	406,091
Winnebago Industries, Inc.(c)	45,517	1,448,351
Wolverine World Wide, Inc.(c)	255,353	3,332,357
WW International, Inc.(b)(c)	256,094	197,295
Wynn Resorts Ltd.	14,617	1,173,891
XPEL, Inc.(b)(c)(d)	8,727	249,941
YETI Holdings, Inc.(b)(c)	74,921	2,138,995
Zumiez, Inc.(b)(c)	72,742	851,081
		280,252,270
Consumer Staples-4.22%
Adecoagro S.A. (Brazil)(c)	235,285	2,197,562
Alico, Inc.(c)	12,481	356,208
B&G Foods, Inc.	61,842	426,091
BellRing Brands, Inc.(b)	29,796	2,298,463
Beyond Meat, Inc.(b)(c)	42,991	106,618
Boston Beer Co., Inc. (The), Class A(b)	10,498	2,580,408
Calavo Growers, Inc.	40,483	1,118,141
Cal-Maine Foods, Inc.	49,623	4,633,300
Celsius Holdings, Inc.(b)(c)	13,776	481,609
Central Garden & Pet Co., Class A(b)	106,501	3,149,235
Chefs’ Warehouse, Inc. (The)(b)(c)	45,422	2,587,691
Coca-Cola Consolidated, Inc.	3,624	4,913,455
Coty, Inc., Class A(b)	503,442	2,542,382
Dole PLC	200,801	3,050,167
e.l.f. Beauty, Inc.(b)(c)	10,952	677,600
Edgewell Personal Care Co.(c)	88,524	2,704,408
Energizer Holdings, Inc.	131,951	3,567,955
Fresh Del Monte Produce, Inc.	94,150	3,202,042
Freshpet, Inc.(b)(c)	14,930	1,097,952
Grocery Outlet Holding Corp.(b)(c)	206,528	3,467,605
Hain Celestial Group, Inc. (The)(b)	271,108	824,168
Herbalife Ltd.(b)(c)	90,860	654,192
Honest Co., Inc. (The)(b)(c)	21,799	104,417
Ingles Markets, Inc., Class A(c)	34,346	2,118,805
Interparfums, Inc.	9,612	1,049,630
J&J Snack Foods Corp.(c)	14,644	1,897,716
John B. Sanfilippo & Son, Inc.(c)	14,552	964,361
Lancaster Colony Corp.	16,975	2,763,191
Lifevantage Corp.(c)	5,881	72,748
Limoneira Co.(c)	15,453	232,259
Medifast, Inc.(b)(c)	42,381	556,886
MGP Ingredients, Inc.(c)	22,529	663,930
Mission Produce, Inc.(b)(c)	75,564	791,533
National Beverage Corp.(c)	23,574	1,046,686
Natural Grocers by Vitamin Cottage, Inc.	22,781	1,142,695
Nature’s Sunshine Products, Inc.(b)	16,204	199,633
Oil-Dri Corp.of America	8,521	358,649
Olaplex Holdings, Inc.(b)(c)	156,872	205,502
Pilgrim’s Pride Corp.	105,621	5,764,794
PriceSmart, Inc.	32,390	3,287,261
Reynolds Consumer Products, Inc.(c)	76,401	1,757,223
Seaboard Corp.	116	299,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Consumer Staples-(continued)
Seneca Foods Corp., Class A(b)(c)	19,185	$1,720,703
Simply Good Foods Co. (The)(b)(c)	80,688	2,913,644
SpartanNash Co.	97,360	1,931,622
Tootsie Roll Industries, Inc.(c)	4,838	154,816
Turning Point Brands, Inc.(c)	23,449	1,439,300
USANA Health Sciences, Inc.(b)(c)	25,575	718,402
Utz Brands, Inc.(c)	48,567	645,455
Village Super Market, Inc., Class A	11,677	430,297
Vita Coco Co., Inc. (The)(b)	4,879	161,251
Vital Farms, Inc.(b)(c)	17,770	608,445
WD-40 Co.	7,035	1,606,513
Weis Markets, Inc.(c)	39,804	3,422,746
WK Kellogg Co.(c)	194,097	3,480,159
		91,148,498
Energy-4.76%
Amplify Energy Corp.(b)(c)	13,605	35,373
Archrock, Inc.	194,368	4,573,479
Ardmore Shipping Corp. (Ireland)(c)	45,143	430,664
Aris Water Solutions, Inc., Class A(c)	38,037	949,404
Atlas Energy Solutions, Inc.(c)	18,831	254,783
Berry Corp.(c)	252,905	627,204
BKV Corp. (Thailand)(b)(c)	8,867	160,759
Bristow Group, Inc.(b)(c)	47,130	1,368,655
Cactus, Inc., Class A(c)	33,586	1,274,253
Calumet, Inc.(b)(c)	12,730	134,938
ChampionX Corp.	90,273	2,178,287
Clean Energy Fuels Corp.(b)(c)	292,050	423,472
Comstock Resources, Inc.(b)(c)	214,718	3,922,898
Core Laboratories, Inc.(c)	93,374	1,061,662
Core Natural Resources, Inc.(c)	36,208	2,614,580
Crescent Energy Co., Class A(c)	293,818	2,432,813
CVR Energy, Inc.	126,933	2,393,956
DHT Holdings, Inc.(c)	166,534	1,780,248
DMC Global, Inc.(b)(c)	36,689	238,112
Dorian LPG Ltd.	70,860	1,517,821
Evolution Petroleum Corp.(c)	49,687	208,189
Excelerate Energy, Inc., Class A(c)	27,965	715,345
Expro Group Holdings N.V.(b)	122,648	1,014,299
Forum Energy Technologies, Inc.(b)(c)	13,741	201,306
FutureFuel Corp.(c)	131,196	539,216
GeoPark Ltd. (Colombia)(c)	85,207	572,591
Gevo, Inc.(b)(c)	655,719	721,291
Golar LNG Ltd. (Cameroon)(c)	107,691	4,577,406
Gran Tierra Energy, Inc. (Colombia)(b)(c)	211,340	932,009
Granite Ridge Resources, Inc.(c)	60,039	288,788
Green Plains, Inc.(b)(c)	134,715	482,280
Gulfport Energy Corp.(b)	14,524	2,505,390
Hallador Energy Co.(b)(c)	54,384	764,911
Helix Energy Solutions Group, Inc.(b)	275,856	1,679,963
HighPeak Energy, Inc.(c)	10,820	86,668
Innovex International, Inc.(b)(c)	19,877	300,143
International Seaways, Inc.(c)	65,545	2,225,908
Kinetik Holdings, Inc., Class A	2,324	96,074
KLX Energy Services Holdings, Inc.(b)(c)	23,443	47,120
Kodiak Gas Services, Inc.	26,656	906,571
Kosmos Energy Ltd. (Ghana)(b)	813,530	1,252,836
Liberty Energy, Inc., Class A	137,345	1,579,467
Magnolia Oil & Gas Corp., Class A(c)	131,497	2,699,633
Nabors Industries Ltd.(b)(c)	48,007	1,288,508
	Shares	Value
Energy-(continued)
NACCO Industries, Inc., Class A	501	$17,485
National Energy Services Reunited Corp.(b)	6,256	38,975
Natural Gas Services Group, Inc.(b)(c)	20,566	369,571
Navigator Holdings Ltd.(c)	49,207	624,437
New Fortress Energy, Inc.(c)	105,257	571,546
Nine Energy Service, Inc.(b)(c)	103,750	86,175
Noble Corp. PLC(c)	90,170	1,960,296
Nordic American Tankers Ltd.(c)	196,041	501,865
Northern Oil and Gas, Inc.(c)	91,078	2,213,195
NPK International, Inc.(b)(c)	149,226	862,526
Oceaneering International, Inc.(b)	126,185	2,239,784
Oil States International, Inc.(b)	187,127	656,816
Par Pacific Holdings, Inc.(b)	41,007	587,220
Patterson-UTI Energy, Inc.	237,191	1,337,757
Permian Resources Corp.	172,993	2,041,317
ProFrac Holding Corp., Class A(b)(c)	31,274	129,787
ProPetro Holding Corp.(b)(c)	296,679	1,477,461
Ranger Energy Services, Inc., Class A	36,100	400,349
REX American Resources Corp.(b)(c)	22,435	891,118
Riley Exploration Permian, Inc.(c)	4,161	102,693
Ring Energy, Inc.(b)(c)	443,618	393,090
RPC, Inc.	158,781	751,034
SandRidge Energy, Inc.(c)	47,095	429,035
Scorpio Tankers, Inc. (Monaco)(c)	43,162	1,626,776
SEACOR Marine Holdings, Inc.(b)(c)	42,995	209,816
Select Water Solutions, Inc., Class A	159,588	1,359,690
SFL Corp. Ltd. (Norway)(c)	226,072	1,858,312
Sitio Royalties Corp., Class A(c)	57,427	973,962
Solaris Energy Infrastructure, Inc., Class B(c)	55,668	1,176,822
StealthGas, Inc. (Greece)(b)	74,345	399,976
Summit Midstream Corp.(b)	3,360	93,542
Talos Energy, Inc.(b)(c)	310,004	2,132,828
Teekay Corp. Ltd. (Bermuda)(c)	147,821	1,065,789
Teekay Tankers Ltd., Class A (Canada)(c)	18,617	792,526
TETRA Technologies, Inc.(b)(c)	207,922	592,578
Texas Pacific Land Corp.(c)	5,977	7,703,576
Tidewater, Inc.(b)(c)	24,416	883,615
Tsakos Energy Navigation Ltd. (Greece)	54,551	912,093
Uranium Energy Corp.(b)(c)	63,800	334,950
VAALCO Energy, Inc.(c)	207,221	677,613
Valaris Ltd.(b)(c)	51,483	1,663,416
Viper Energy, Inc.	38,158	1,538,912
Vital Energy, Inc.(b)(c)	79,190	1,122,914
Vitesse Energy, Inc.(c)	54,925	1,123,216
W&T Offshore, Inc.(c)	347,871	400,052
Weatherford International PLC	31,327	1,296,938
		102,682,717
Financials-20.51%
1st Source Corp.	23,815	1,427,709
Acadian Asset Management, Inc.	57,712	1,554,761
ACNB Corp.(c)	11,080	464,363
Advanced Flower Capital, Inc.(c)	35,287	194,431
Affirm Holdings, Inc.(b)	59,673	2,969,328
AG Mortgage Investment Trust, Inc.(c)	59,866	390,925
Alerus Financial Corp.(c)	23,601	469,188
Amalgamated Financial Corp.	23,284	655,677
Ambac Financial Group, Inc.(b)	141,157	1,126,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Financials-(continued)
Amerant Bancorp, Inc.(c)	39,716	$668,817
Ameris Bancorp	16,701	978,679
AMERISAFE, Inc.(c)	42,161	1,960,065
Ames National Corp.	926	16,075
Angel Oak Mortgage REIT, Inc.(c)	3,537	33,425
Apollo Commercial Real Estate Finance, Inc.(c)	44,786	419,645
Ares Commercial Real Estate Corp.(c)	176,379	717,863
ARMOUR Residential REIT, Inc.	51,035	840,546
Arrow Financial Corp.(c)	23,845	584,918
Artisan Partners Asset Management, Inc., Class A(c)	21,285	787,119
Atlantic Union Bankshares Corp., Class B(c)	120,628	3,341,396
Atlanticus Holdings Corp.(b)(c)	2,415	132,390
AvidXchange Holdings, Inc.(b)(c)	68,656	558,173
Axos Financial, Inc.(b)(c)	67,492	4,284,392
B. Riley Financial, Inc.(c)	147,173	431,217
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	18,167	756,111
Banc of California, Inc.	121,989	1,644,412
BancFirst Corp.	20,500	2,415,310
Bancorp, Inc. (The)(b)(c)	37,114	1,792,977
Bank First Corp.	6,400	698,752
Bank of Hawaii Corp.(c)	70,049	4,630,939
Bank of Marin Bancorp	24,873	510,394
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	82,520	3,315,654
BankFinancial Corp.	816	10,029
Bankwell Financial Group, Inc.	686	23,262
Banner Corp.(c)	69,730	4,263,292
Bar Harbor Bankshares	15,824	469,023
BayCom Corp.	1,085	28,221
BCB Bancorp, Inc.	2,119	17,418
Berkshire Hills Bancorp, Inc.(c)	79,678	1,978,405
BGC Group, Inc., Class A	428,012	3,877,789
Blue Foundry Bancorp(b)(c)	25,606	239,160
Blue Owl Capital, Inc.	16,342	302,817
BOK Financial Corp.	6,468	602,624
Bridge Investment Group Holdings, Inc., Class A	7,389	70,861
Bridgewater Bancshares, Inc.(b)(c)	34,995	538,573
BrightSpire Capital, Inc.(c)	350,974	1,758,380
Brookline Bancorp, Inc.	183,314	1,913,798
Burke & Herbert Financial Services Corp.	1,567	87,611
Business First Bancshares, Inc.(c)	28,700	661,535
Byline Bancorp, Inc.	31,967	816,437
C&F Financial Corp.	537	34,781
Camden National Corp.(c)	24,025	925,443
Cannae Holdings, Inc.	123,839	2,193,189
Cantaloupe, Inc.(b)(c)	10,982	87,856
Capital City Bank Group, Inc.(c)	15,906	581,205
Capitol Federal Financial, Inc.	428,520	2,429,708
Carter Bankshares, Inc.(b)	24,485	374,865
Cass Information Systems, Inc.(c)	13,092	533,368
Central Pacific Financial Corp.	60,677	1,558,792
Chemung Financial Corp.	532	23,589
Cherry Hill Mortgage Investment Corp.	73,042	220,587
Chicago Atlantic Real Estate Finance, Inc.(c)	6,474	93,679
	Shares	Value
Financials-(continued)
ChoiceOne Financial Services, Inc.	9,151	$260,163
Citizens & Northern Corp.	1,800	34,650
Citizens Financial Services, Inc.(c)	6,120	333,112
City Holding Co.(c)	14,520	1,682,432
Civista Bancshares, Inc.	2,310	51,998
Claros Mortgage Trust, Inc.(c)	153,742	378,205
CNA Financial Corp.(c)	65,246	3,142,247
CNB Financial Corp.(c)	27,398	601,386
Coastal Financial Corp.(b)(c)	10,494	862,082
Cohen & Steers, Inc.(c)	28,873	2,203,587
Colony Bankcorp, Inc.	2,793	43,347
Columbia Financial, Inc.(b)(c)	26,496	356,901
Community Financial System, Inc.	77,288	4,219,152
Community Trust Bancorp, Inc.	20,508	1,004,072
Community West Bancshares, Class B	14,623	255,902
Compass Diversified Holdings	85,659	1,472,478
ConnectOne Bancorp, Inc.(c)	72,406	1,631,307
Crawford & Co., Class A(c)	24,922	277,133
Credit Acceptance Corp.(b)(c)	7,760	3,782,379
Customers Bancorp, Inc.(b)(c)	56,120	2,806,000
CVB Financial Corp.	221,072	4,098,675
Diamond Hill Investment Group, Inc.	5,795	730,054
DigitalBridge Group, Inc.(c)	241,248	2,026,483
Dime Community Bancshares, Inc., Class B	83,197	2,137,331
Dlocal Ltd. (Uruguay)(b)(c)	12,391	109,660
Donegal Group, Inc., Class A	25,626	495,863
Donnelley Financial Solutions, Inc.(b)(c)	26,318	1,268,528
Dynex Capital, Inc.(c)	135,532	1,671,110
Eagle Bancorp, Inc.	91,198	1,637,004
Eastern Bankshares, Inc.(c)	290,016	4,327,039
eHealth, Inc.(b)	124,476	692,087
Ellington Financial, Inc.	100,984	1,315,822
Employers Holdings, Inc.(c)	48,603	2,361,620
Enact Holdings, Inc.	12,401	443,832
Encore Capital Group, Inc.(b)(c)	63,764	2,193,482
Enova International, Inc.(b)(c)	58,804	5,397,619
Enterprise Bancorp, Inc.	1,844	68,597
Enterprise Financial Services Corp.(c)	50,926	2,649,171
Equity Bancshares, Inc., Class A(c)	16,539	636,586
Erie Indemnity Co., Class A(c)	3,791	1,359,528
Esquire Financial Holdings, Inc.(c)	4,063	336,904
EVERTEC, Inc.	33,570	1,139,366
EZCORP, Inc., Class A(b)(c)	23,190	379,620
F&G Annuities & Life, Inc.(c)	22,834	794,852
Farmers & Merchants Bancorp, Inc.	933	24,417
Farmers National Banc Corp.(c)	37,136	484,253
FB Financial Corp.	43,187	1,838,039
Federal Agricultural Mortgage Corp., Class C	9,082	1,592,347
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	29,519	482,636
Financial Institutions, Inc.	28,456	722,498
First Bancorp	164,336	3,227,559
First Bancorp, Inc. (The)	1,266	30,928
First Bancorp/Southern Pines NC(c)	48,863	1,976,997
First Bank	22,411	322,270
First Busey Corp.(c)	134,266	2,791,390
First Business Financial Services, Inc.	1,574	75,772
First Commonwealth Financial Corp.(c)	163,810	2,509,569
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Financials-(continued)
First Community Bankshares, Inc.	15,997	$602,767
First Financial Bancorp	17,714	410,079
First Financial Bankshares, Inc.(c)	96,953	3,248,895
First Financial Corp.	19,611	968,783
First Foundation, Inc.(c)	167,934	843,029
First Internet Bancorp(c)	14,008	297,810
First Merchants Corp.(c)	92,818	3,308,034
First Mid Bancshares, Inc.(c)	29,677	992,102
First of Long Island Corp. (The)	58,623	675,337
First United Corp.	10,113	301,064
FirstCash Holdings, Inc.	26,371	3,532,659
FirstSun Capital Bancorp(b)	2,082	72,849
Five Star Bancorp	1,687	46,696
Flushing Financial Corp.(c)	59,366	710,611
Flywire Corp.(b)	37,727	355,011
Franklin BSP Realty Trust, Inc.(c)	148,719	1,692,422
Freedom Holding Corp. (Kazakhstan)(b)(c)	3,976	567,892
FS Bancorp, Inc.	7,067	276,320
Fulton Financial Corp.	57,505	959,183
GCM Grosvenor, Inc., Class A(c)	37,891	475,153
German American Bancorp, Inc.	32,100	1,216,911
Granite Point Mortgage Trust, Inc.	226,035	445,289
Great Southern Bancorp, Inc.	11,781	647,955
Green Dot Corp., Class A(b)	235,072	1,967,553
Greenlight Capital Re Ltd., Class A(b)(c)	33,737	442,461
Guaranty Bancshares, Inc.(c)	2,013	79,433
Guild Holdings Co.	402	5,210
HA Sustainable Infrastructure Capital, Inc.(c)	73,125	1,826,662
Hamilton Lane, Inc., Class A(c)	11,262	1,739,866
Hanmi Financial Corp.	82,737	1,892,195
HarborOne Bancorp, Inc.	55,700	630,524
HBT Financial, Inc.(c)	13,402	310,591
HCI Group, Inc.(c)	5,219	763,540
Heritage Commerce Corp.(c)	139,155	1,257,961
Heritage Financial Corp.	72,575	1,656,161
Heritage Insurance Holdings, Inc.(b)(c)	58,159	1,099,205
Hilltop Holdings, Inc.	99,818	2,947,626
Hingham Institution for Savings (The)	2,981	743,938
Hippo Holdings, Inc.(b)(c)	21,921	506,814
Home Bancorp, Inc.	975	49,081
HomeStreet, Inc.(b)(c)	73,229	831,881
HomeTrust Bancshares, Inc.	14,667	500,731
Hope Bancorp, Inc.	299,811	2,989,116
Horace Mann Educators Corp.	75,993	3,156,749
Horizon Bancorp, Inc.	74,070	1,087,348
Houlihan Lokey, Inc.	22,487	3,644,693
Independent Bank Corp.	10,492	619,972
Independent Bank Corp.(c)	34,091	1,038,412
Interactive Brokers Group, Inc., Class A	21,481	3,691,510
International Bancshares Corp.	65,753	4,013,563
International General Insurance Holdings Ltd. (Jordan)(c)	24,166	581,434
International Money Express, Inc.(b)(c)	32,312	401,315
Invesco Mortgage Capital, Inc.(c)(e)	56,554	414,541
Investar Holding Corp.(c)	1,407	26,916
Investors Title Co.(c)	581	134,321
James River Group Holdings Ltd.(c)	124,958	594,800
Kearny Financial Corp.	161,687	1,012,161
Kinsale Capital Group, Inc.	3,502	1,524,281
	Shares	Value
Financials-(continued)
KKR Real Estate Finance Trust, Inc.	243,773	$2,254,900
Ladder Capital Corp.(c)	301,349	3,146,084
Lakeland Financial Corp.	23,592	1,313,367
LCNB Corp.	818	12,286
Lemonade, Inc.(b)(c)	39,033	1,140,544
LendingClub Corp.(b)(c)	265,991	2,598,732
LendingTree, Inc.(b)(c)	29,589	1,526,497
Live Oak Bancshares, Inc.(c)	32,288	844,008
loanDepot, Inc., Class A(b)	34,692	38,508
MarketAxess Holdings, Inc.	21,649	4,797,202
Marqeta, Inc., Class A(b)	392,581	1,640,989
MBIA, Inc.(b)(c)	14,708	68,981
Medallion Financial Corp.(c)	29,876	262,909
Mercantile Bank Corp.	26,365	1,115,503
Merchants Bancorp(c)	18,104	544,568
Mercury General Corp.	65,636	3,637,547
Meridian Corp.	1,944	26,244
MetroCity Bankshares, Inc.	12,160	335,251
Metropolitan Bank Holding Corp.(b)	22,066	1,366,547
MFA Financial, Inc.(c)	38,086	374,005
Mid Penn Bancorp, Inc.(c)	14,647	425,495
Middlefield Banc Corp.	432	11,202
Midland States Bancorp, Inc.	31,605	514,529
MidWestOne Financial Group, Inc.	17,423	483,314
Morningstar, Inc.	10,437	2,971,623
MVB Financial Corp.(c)	11,624	198,305
National Bank Holdings Corp., Class A	51,321	1,855,767
National Bankshares, Inc.(c)	8,117	209,175
NB Bancorp, Inc.(b)(c)	10,573	181,327
NBT Bancorp, Inc.(c)	67,375	2,852,657
Nelnet, Inc., Class A(c)	20,509	2,175,800
NerdWallet, Inc., Class A(b)(c)	32,191	288,431
New York Mortgage Trust, Inc.(c)	314,540	1,846,350
NewtekOne, Inc.	29,699	308,870
Nexpoint Real Estate Finance, Inc.(c)	1,662	24,315
Nicolet Bankshares, Inc.(c)	16,361	1,911,128
NMI Holdings, Inc., Class A(b)(c)	100,502	3,635,157
Northeast Bank(c)	6,863	568,394
Northeast Community Bancorp, Inc.(c)	16,860	383,734
Northfield Bancorp, Inc.	96,710	1,020,290
Northrim BanCorp, Inc.	8,275	664,400
Northwest Bancshares, Inc.	275,351	3,400,585
Norwood Financial Corp.	490	12,255
NU Holdings Ltd., Class A (Brazil)(b)(c)	313,590	3,897,924
OceanFirst Financial Corp.	143,542	2,377,056
OFG Bancorp	48,525	1,909,459
Old Second Bancorp, Inc.	48,993	773,599
Onity Group, Inc.(b)(c)	2,099	78,733
Open Lending Corp., Class A(b)	61,525	76,291
Oportun Financial Corp.(b)	132,611	678,968
Oppenheimer Holdings, Inc., Class A	1,175	69,337
Orange County Bancorp, Inc.(c)	9,354	221,970
Orchid Island Capital, Inc.	86,484	618,361
Origin Bancorp, Inc.(c)	42,255	1,353,850
Orrstown Financial Services, Inc.	28,425	851,897
Oscar Health, Inc., Class A(b)(c)	107,942	1,404,325
P10, Inc., Class A(c)	9,053	100,217
Pacific Premier Bancorp, Inc.	22,037	448,233
Pagseguro Digital Ltd., Class A (Brazil)(b)	243,731	2,444,622
Palomar Holdings, Inc.(b)	9,138	1,325,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Financials-(continued)
Park National Corp.(c)	18,178	$2,728,518
Parke Bancorp, Inc.	957	18,039
Pathward Financial, Inc.	32,592	2,586,827
Patria Investments Ltd., Class A (Cayman Islands)(c)	21,865	229,145
Paymentus Holdings, Inc., Class A(b)(c)	3,361	109,098
Payoneer Global, Inc.(b)	140,135	985,149
Paysafe Ltd.(b)(c)	70,380	1,071,887
PCB Bancorp	1,068	20,943
Peapack-Gladstone Financial Corp.(c)	30,472	843,465
Penns Woods Bancorp, Inc.(c)	759	22,186
PennyMac Mortgage Investment Trust	29,973	384,853
Peoples Bancorp, Inc.	49,398	1,433,036
Peoples Financial Services Corp.(c)	6,604	285,425
Perella Weinberg Partners	27,566	473,308
Piper Sandler Cos.	17,973	4,333,650
PJT Partners, Inc., Class A(c)	10,705	1,517,006
PRA Group, Inc.(b)	94,966	1,737,878
Preferred Bank(c)	17,802	1,421,668
Primis Financial Corp.(c)	38,080	313,779
ProAssurance Corp.(b)	117,417	2,725,249
PROG Holdings, Inc.	76,097	2,005,917
Provident Financial Services, Inc.	276,221	4,521,738
QCR Holdings, Inc.(c)	20,126	1,307,184
RBB Bancorp(c)	23,903	372,409
Ready Capital Corp.(c)	376,590	1,675,825
Red River Bancshares, Inc.(c)	4,288	225,978
Redwood Trust, Inc.(c)	342,621	2,127,676
Regional Management Corp.(c)	12,423	409,089
Remitly Global, Inc.(b)(c)	38,733	783,181
Renasant Corp.(c)	149,484	4,793,952
Repay Holdings Corp., Class A(b)(c)	116,524	466,096
Republic Bancorp, Inc., Class A(c)	9,269	628,902
Rithm Property Trust, Inc.	80,433	234,864
RLI Corp.	23,375	1,729,984
Rocket Cos., Inc., Class A(c)	133,498	1,723,459
Ryan Specialty Holdings, Inc., Class A	20,904	1,369,421
S&T Bancorp, Inc.(c)	66,659	2,429,054
Safety Insurance Group, Inc.	23,366	1,787,499
Seacoast Banking Corp. of Florida	87,587	2,076,688
Security National Financial Corp., Class A(b)	1,540	15,770
Selectquote, Inc.(b)	186,780	592,093
ServisFirst Bancshares, Inc.	39,816	2,835,696
Seven Hills Realty Trust	2,719	32,438
Shift4 Payments, Inc., Class A(b)(c)	14,797	1,210,395
Shore Bancshares, Inc.	33,270	460,124
Sierra Bancorp	2,156	57,048
SiriusPoint Ltd. (Sweden)(b)	107,016	1,797,869
Skyward Specialty Insurance Group, Inc.(b)	18,801	998,145
SmartFinancial, Inc.	15,992	486,477
SoFi Technologies, Inc.(b)(c)	94,410	1,181,069
South Plains Financial, Inc.	11,661	393,092
Southern First Bancshares, Inc.(b)(c)	12,069	428,570
Southern Missouri Bancorp, Inc.	9,997	526,342
Southside Bancshares, Inc.(c)	55,494	1,564,376
Stellar Bancorp, Inc.(c)	54,054	1,349,188
StepStone Group, Inc., Class A	29,592	1,479,896
Stewart Information Services Corp.	58,792	3,849,700
	Shares	Value
Financials-(continued)
Stock Yards Bancorp, Inc.(c)	27,657	$2,013,153
StoneX Group, Inc.(b)	47,263	4,185,848
Sunrise Realty Trust, Inc.(c)	11,426	122,944
Texas Capital Bancshares, Inc.(b)(c)	17,213	1,173,066
TFS Financial Corp.(c)	59,019	764,886
Third Coast Bancshares, Inc.(b)(c)	3,104	92,499
Timberland Bancorp, Inc.	438	13,464
Tiptree, Inc.(c)	35,821	799,167
Toast, Inc., Class A(b)	82,932	2,950,721
Tompkins Financial Corp.	26,370	1,571,652
Towne Bank(c)	101,624	3,348,511
TPG RE Finance Trust, Inc.(c)	213,989	1,634,876
TPG, Inc.(c)	42,500	1,974,125
Tradeweb Markets, Inc., Class A	38,207	5,284,028
TriCo Bancshares(c)	40,010	1,543,586
Triumph Financial, Inc.(b)(c)	22,772	1,216,480
Trupanion, Inc.(b)(c)	30,973	1,133,612
TrustCo Bank Corp.	36,950	1,125,127
Trustmark Corp.	108,999	3,656,916
Two Harbors Investment Corp.(c)	265,172	3,147,592
UMB Financial Corp.	14,872	1,406,445
United Community Banks, Inc.	26,362	727,855
United Fire Group, Inc., (Acquired 07/27/2015 - 04/15/2025; Cost $1,016,110)(f)	35,322	977,360
Unity Bancorp, Inc.(c)	10,241	423,977
Universal Insurance Holdings, Inc.	61,153	1,482,349
Univest Financial Corp.(c)	55,746	1,646,737
Upstart Holdings, Inc.(b)(c)	34,961	1,671,136
UWM Holdings Corp.(c)	23,401	109,985
Veritex Holdings, Inc.	108,323	2,521,759
Victory Capital Holdings, Inc., Class A	35,814	2,051,784
Virtu Financial, Inc., Class A	190,220	7,447,113
Virtus Investment Partners, Inc.	9,104	1,398,283
WaFd, Inc.(c)	137,732	3,929,494
Walker & Dunlop, Inc.(c)	42,953	3,287,623
Washington Trust Bancorp, Inc.(c)	47,533	1,311,911
Waterstone Financial, Inc.	27,952	338,219
WesBanco, Inc.	146,595	4,365,599
West Bancorporation, Inc.	1,325	25,712
Westamerica Bancorporation	33,525	1,623,616
Western New England Bancorp, Inc.	2,264	20,897
Westwood Holdings Group, Inc.	622	10,387
White Mountains Insurance Group Ltd.(c)	1,840	3,252,108
WisdomTree, Inc.(c)	122,336	1,064,323
World Acceptance Corp.(b)(c)	8,797	1,135,869
WSFS Financial Corp.	76,151	3,925,584
		442,760,339
Health Care-11.42%
10X Genomics, Inc., Class A(b)(c)	75,317	622,872
2seventy bio, Inc.(b)(c)	76,640	382,434
4D Molecular Therapeutics, Inc.(b)(c)	35,400	119,298
89bio, Inc.(b)(c)	27,323	219,130
Acadia Pharmaceuticals, Inc.(b)(c)	55,417	809,088
Accuray, Inc.(b)	146,983	227,824
ACELYRIN, Inc.(b)(c)	57,181	141,237
Aclaris Therapeutics, Inc.(b)	34,021	46,949
AdaptHealth Corp.(b)(c)	380,746	3,240,148
Adaptive Biotechnologies Corp.(b)(c)	133,165	980,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Health Care-(continued)
Addus HomeCare Corp.(b)(c)	18,220	$1,904,901
agilon health, inc.(b)(c)	367,220	1,564,357
Agios Pharmaceuticals, Inc.(b)(c)	63,599	1,888,254
Akebia Therapeutics, Inc.(b)	84,706	204,141
Akero Therapeutics, Inc.(b)(c)	17,349	791,288
Aldeyra Therapeutics, Inc.(b)(c)	16,778	44,462
Alector, Inc.(b)	30,591	36,709
Alignment Healthcare, Inc.(b)	67,376	1,193,903
Alkermes PLC(b)	43,938	1,264,096
Allogene Therapeutics, Inc.(b)(c)	179,467	301,505
Alnylam Pharmaceuticals, Inc.(b)	2,584	680,212
Altimmune, Inc.(b)(c)	28,129	147,677
Alumis, Inc.(b)(c)	6,127	25,366
Alvotech S.A. (Luxembourg)(b)(c)	9,322	73,084
Amedisys, Inc.(b)(c)	46,498	4,412,660
American Well Corp., Class A(b)	25,769	188,887
Amicus Therapeutics, Inc.(b)(c)	85,452	656,271
Amneal Pharmaceuticals, Inc.(b)	188,092	1,440,785
Amphastar Pharmaceuticals, Inc.(b)(c)	25,507	622,626
Amylyx Pharmaceuticals, Inc.(b)	39,912	203,950
AnaptysBio, Inc.(b)(c)	9,845	218,756
AngioDynamics, Inc.(b)(c)	98,567	915,687
ANI Pharmaceuticals, Inc.(b)(c)	11,020	780,436
Anika Therapeutics, Inc.(b)(c)	17,920	260,378
Annexon, Inc.(b)(c)	57,665	107,257
Apellis Pharmaceuticals, Inc.(b)(c)	26,003	499,518
Apogee Therapeutics, Inc.(b)(c)	3,037	119,202
Arbutus Biopharma Corp.(b)	33,023	117,232
Arcellx, Inc.(b)(c)	4,085	265,321
Arcturus Therapeutics Holdings, Inc.(b)(c)	22,869	292,952
Arcus Biosciences, Inc.(b)(c)	53,424	467,460
Arcutis Biotherapeutics, Inc.(b)(c)	20,506	305,744
Ardelyx, Inc.(b)	32,232	177,437
Ardent Health Partners, Inc.(b)(c)	11,945	152,060
Arrowhead Pharmaceuticals, Inc.(b)(c)	41,762	580,074
Artivion, Inc.(b)(c)	33,674	797,737
Arvinas, Inc.(b)(c)	40,826	392,746
Assertio Holdings, Inc.(b)(c)	403,822	262,323
Astrana Health, Inc.(b)(c)	37,987	1,184,055
Atea Pharmaceuticals, Inc.(b)(c)	140,935	415,758
AtriCure, Inc.(b)(c)	24,409	730,073
Aurinia Pharmaceuticals, Inc. (Canada)(b)	54,808	451,618
Avanos Medical, Inc.(b)	102,975	1,292,336
Avidity Biosciences, Inc.(b)(c)	43,655	1,425,336
Axogen, Inc.(b)	6,985	113,646
Axsome Therapeutics, Inc.(b)	1,439	161,585
Azenta, Inc.(b)(c)	65,730	1,731,328
Beam Therapeutics, Inc.(b)(c)	41,349	824,086
BioCryst Pharmaceuticals, Inc.(b)(c)	44,870	397,100
Biohaven Ltd.(b)(c)	20,643	456,623
BioLife Solutions, Inc.(b)	20,616	497,052
Bio-Techne Corp.	66,912	3,369,019
Black Diamond Therapeutics, Inc.(b)(c)	26,414	44,904
Blueprint Medicines Corp.(b)(c)	18,482	1,654,139
BridgeBio Pharma, Inc.(b)(c)	19,669	754,503
BrightSpring Health Services, Inc.(b)(c)	18,058	316,557
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)	23,541	16,479
Brookdale Senior Living, Inc.(b)(c)	613,755	4,026,233
Bruker Corp.	27,428	1,098,766
	Shares	Value
Health Care-(continued)
Butterfly Network, Inc.(b)(c)	31,247	$73,118
C4 Therapeutics, Inc.(b)(c)	104,044	170,632
Cabaletta Bio, Inc.(b)(c)	46,212	61,000
CareDx, Inc.(b)(c)	71,090	1,199,999
Cargo Therapeutics, Inc.(b)(c)	15,676	71,639
Caribou Biosciences, Inc.(b)(c)	36,972	31,459
Castle Biosciences, Inc.(b)	21,835	437,792
Catalyst Pharmaceuticals, Inc.(b)(c)	44,068	1,070,412
Celldex Therapeutics, Inc.(b)(c)	18,218	379,481
Certara, Inc.(b)(c)	80,525	1,116,076
Cerus Corp.(b)(c)	60,436	79,776
Chemed Corp.	4,477	2,603,420
Chinook Therapeutics, Inc.(b)(c)	14,882	5,804
Cidara Therapeutics, Inc.(b)(c)	5,035	105,156
Claritev Corp.(b)(c)	14,465	324,450
Clover Health Investments Corp.(b)(c)	1,113,233	3,784,992
Codexis, Inc.(b)(c)	28,210	64,883
Cogent Biosciences, Inc.(b)(c)	29,918	155,873
Coherus BioSciences, Inc.(b)(c)	115,313	118,772
Collegium Pharmaceutical, Inc.(b)(c)	32,841	886,543
Community Health Systems, Inc.(b)(c)	834,437	2,278,013
Concentra Group Holdings Parent, Inc.	31,512	685,386
CONMED Corp.(c)	34,901	1,713,988
Corcept Therapeutics, Inc.(b)(c)	51,928	3,732,585
CorVel Corp.(b)	8,786	955,565
Crinetics Pharmaceuticals, Inc.(b)(c)	16,500	550,935
CRISPR Therapeutics AG (Switzerland)(b)(c)	19,018	735,426
Cross Country Healthcare, Inc.(b)(c)	104,881	1,421,138
CryoPort, Inc.(b)(c)	33,269	185,641
Cullinan Therapeutics, Inc.(b)(c)	32,254	267,063
Cytek Biosciences, Inc.(b)(c)	80,331	298,028
Cytokinetics, Inc.(b)(c)	9,106	390,101
Day One Biopharmaceuticals, Inc.(b)(c)	13,772	107,146
Definitive Healthcare Corp.(b)(c)	47,395	128,914
Denali Therapeutics, Inc.(b)(c)	85,061	1,416,266
Dianthus Therapeutics, Inc.(b)(c)	4,957	108,310
Disc Medicine, Inc.(b)(c)	2,395	118,361
DocGo, Inc.(b)(c)	128,631	286,847
Doximity, Inc., Class A(b)	30,542	1,737,229
Dynavax Technologies Corp.(b)(c)	87,770	1,031,297
Dyne Therapeutics, Inc.(b)(c)	15,733	185,492
Edgewise Therapeutics, Inc.(b)(c)	5,935	97,334
Editas Medicine, Inc.(b)(c)	36,111	59,583
Embecta Corp.(c)	155,252	1,892,522
Emergent BioSolutions, Inc.(b)(c)	723,587	3,863,955
Enanta Pharmaceuticals, Inc.(b)(c)	45,237	275,493
Enhabit, Inc.(b)(c)	184,486	1,474,043
Ensign Group, Inc. (The)(c)	33,500	4,321,165
Entrada Therapeutics, Inc.(b)	5,263	48,051
Erasca, Inc.(b)(c)	61,442	89,705
Esperion Therapeutics, Inc.(b)	154,375	154,282
Evolent Health, Inc., Class A(b)(c)	111,832	1,102,664
Exact Sciences Corp.(b)(c)	54,567	2,490,438
EyePoint Pharmaceuticals, Inc.(b)(c)	24,999	170,493
Fate Therapeutics, Inc.(b)(c)	127,924	163,743
Fulcrum Therapeutics, Inc.(b)(c)	30,867	118,838
Fulgent Genetics, Inc.(b)(c)	66,910	1,160,888
GeneDx Holdings Corp.(b)(c)	2,116	141,455
Geron Corp.(b)	93,883	132,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Health Care-(continued)
Glaukos Corp.(b)(c)	8,790	$828,457
Globus Medical, Inc., Class A(b)	44,685	3,207,042
GoodRx Holdings, Inc., Class A(b)(c)	31,187	144,396
Gossamer Bio., Inc.(b)	41,499	42,329
GRAIL, Inc.(b)(c)	24,772	854,510
Guardant Health, Inc.(b)(c)	13,785	651,066
Haemonetics Corp.(b)(c)	46,858	2,952,991
Halozyme Therapeutics, Inc.(b)	42,914	2,635,778
Harmony Biosciences Holdings, Inc.(b)	16,665	491,118
Health Catalyst, Inc.(b)(c)	77,248	305,130
HealthEquity, Inc.(b)(c)	42,526	3,645,329
HealthStream, Inc.(c)	17,301	581,833
Heron Therapeutics, Inc.(b)	68,427	165,593
Hims & Hers Health, Inc.(b)(c)	25,153	832,564
ICU Medical, Inc.(b)(c)	35,083	4,791,987
Ideaya Biosciences, Inc.(b)(c)	20,633	415,342
Immunovant, Inc.(b)(c)	8,819	142,427
Inhibrx Biosciences, Inc.(b)(c)	3,475	42,847
Inmode Ltd.(b)(c)	39,192	552,607
Innoviva, Inc.(b)(c)	91,720	1,714,247
Inogen, Inc.(b)(c)	58,283	415,558
Inotiv, Inc.(b)(c)	67,913	133,789
Insmed, Inc.(b)(c)	9,213	663,336
Inspire Medical Systems, Inc.(b)(c)	4,980	788,732
Insulet Corp.(b)	10,300	2,598,587
Integer Holdings Corp.(b)(c)	36,366	4,593,389
Integra LifeSciences Holdings Corp.(b)(c)	91,725	1,503,373
Intellia Therapeutics, Inc.(b)(c)	118,553	1,051,565
Invivyd, Inc.(b)	69,043	43,511
Ionis Pharmaceuticals, Inc.(b)(c)	77,936	2,393,415
Iovance Biotherapeutics, Inc.(b)(c)	157,653	565,974
iRhythm Technologies, Inc.(b)(c)	5,570	595,377
Ironwood Pharmaceuticals, Inc.(b)(c)	172,128	160,475
iTeos Therapeutics, Inc.(b)(c)	72,843	528,112
KalVista Pharmaceuticals, Inc.(b)(c)	13,978	192,477
Keros Therapeutics, Inc.(b)(c)	19,558	282,418
Kiniksa Pharmaceuticals International PLC(b)	10,549	284,507
Kodiak Sciences, Inc.(b)(c)	57,821	252,100
Krystal Biotech, Inc.(b)(c)	4,434	753,248
Kura Oncology, Inc.(b)(c)	49,367	323,848
Kymera Therapeutics, Inc.(b)(c)	14,665	502,570
Lantheus Holdings, Inc.(b)(c)	26,097	2,722,961
LeMaitre Vascular, Inc.(c)	8,967	813,666
Lexicon Pharmaceuticals, Inc.(b)(c)	176,063	128,667
LifeStance Health Group, Inc.(b)(c)	89,462	587,765
Ligand Pharmaceuticals, Inc.(b)(c)	14,849	1,631,311
LivaNova PLC(b)(c)	51,921	1,921,077
Lyell Immunopharma, Inc.(b)	297,425	141,336
MacroGenics, Inc.(b)(c)	27,776	48,191
Madrigal Pharmaceuticals, Inc.(b)(c)	1,378	460,128
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	176,048	355,617
Masimo Corp.(b)(c)	18,105	2,914,181
Medpace Holdings, Inc.(b)	5,211	1,607,020
MeiraGTx Holdings PLC(b)(c)	11,383	80,705
Merit Medical Systems, Inc.(b)(c)	35,523	3,355,147
Mesa Laboratories, Inc.(c)	4,982	574,176
Mirum Pharmaceuticals, Inc.(b)(c)	5,203	226,070
ModivCare, Inc.(b)(c)	31,269	37,210
	Shares	Value
Health Care-(continued)
Monte Rosa Therapeutics, Inc.(b)(c)	22,142	$108,717
Myriad Genetics, Inc.(b)(c)	87,565	648,857
Natera, Inc.(b)	16,294	2,459,253
National HealthCare Corp.(c)	17,178	1,623,149
National Research Corp.(c)	10,808	122,779
Nektar Therapeutics(b)(c)	466,476	371,082
Neogen Corp.(b)(c)	298,771	1,508,794
NeoGenomics, Inc.(b)(c)	108,721	695,271
Neumora Therapeutics, Inc.(b)	73,328	57,181
Neurocrine Biosciences, Inc.(b)	18,896	2,034,910
Nkarta, Inc.(b)(c)	49,097	104,086
Novavax, Inc.(b)(c)	83,438	556,531
Novocure Ltd.(b)(c)	37,401	678,454
Nurix Therapeutics, Inc.(b)(c)	44,985	518,677
Nuvalent, Inc., Class A(b)(c)	2,603	199,780
Nuvation Bio, Inc.(b)(c)	295,766	665,474
Ocular Therapeutix, Inc.(b)(c)	18,312	151,990
Olema Pharmaceuticals, Inc.(b)(c)	32,523	167,819
Omeros Corp.(b)(c)	22,137	162,707
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(g)	4,734	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(g)	4,734	0
OmniAb, Inc.(b)(c)	59,486	101,126
Omnicell, Inc.(b)(c)	86,622	2,707,804
OPKO Health, Inc.(b)(c)	1,180,582	1,629,203
OraSure Technologies, Inc.(b)(c)	102,565	306,669
Organogenesis Holdings, Inc.(b)(c)	94,123	462,144
ORIC Pharmaceuticals, Inc.(b)(c)	16,842	96,168
Orthofix Medical, Inc.(b)(c)	51,057	710,203
OrthoPediatrics Corp.(b)(c)	12,704	264,497
Outset Medical, Inc.(b)(c)	4,430	47,135
Pacific Biosciences of California, Inc.(b)(c)	356,201	395,383
Pacira BioSciences, Inc.(b)	67,254	1,809,133
PDL BioPharma, Inc.(b)(g)	527,353	274,224
Pediatrix Medical Group, Inc.(b)	313,826	4,042,079
Pennant Group, Inc. (The)(b)	27,578	706,548
Penumbra, Inc.(b)(c)	8,647	2,532,187
Phibro Animal Health Corp., Class A(c)	52,089	969,376
Phreesia, Inc.(b)(c)	21,782	543,679
Pliant Therapeutics, Inc.(b)	39,108	62,182
Praxis Precision Medicines, Inc.(b)(c)	2,397	90,223
Prestige Consumer Healthcare, Inc.(b)	52,684	4,279,521
Privia Health Group, Inc.(b)(c)	64,480	1,513,990
PROCEPT BioRobotics Corp.(b)(c)	2,307	124,532
Progyny, Inc.(b)(c)	31,784	725,947
Protagonist Therapeutics, Inc.(b)(c)	8,785	402,529
Prothena Corp. PLC (Ireland)(b)(c)	14,800	136,160
PTC Therapeutics, Inc.(b)(c)	32,279	1,608,785
Puma Biotechnology, Inc.(b)(c)	17,500	55,650
Quanterix Corp.(b)(c)	36,381	209,555
Quantum-Si, Inc.(b)(c)	63,237	72,090
RadNet, Inc.(b)(c)	43,673	2,287,592
RAPT Therapeutics, Inc.(b)	40,266	37,319
Recursion Pharmaceuticals, Inc., Class A(b)(c)	54,560	304,990
REGENXBIO, Inc.(b)(c)	61,563	591,620
Relay Therapeutics, Inc.(b)(c)	130,158	433,426
Repligen Corp.(b)	18,485	2,550,745
Replimune Group, Inc.(b)(c)	66,579	651,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Health Care-(continued)
Revolution Medicines, Inc.(b)(c)	40,674	$1,642,416
Rhythm Pharmaceuticals, Inc.(b)(c)	5,216	340,031
Rigel Pharmaceuticals, Inc.(b)(c)	5,823	113,898
Rocket Pharmaceuticals, Inc.(b)(c)	40,563	309,496
Roivant Sciences Ltd.(b)(c)	197,775	2,298,145
Sage Therapeutics, Inc.(b)(c)	126,512	922,272
Sana Biotechnology, Inc.(b)(c)	112,065	212,924
Sangamo Therapeutics, Inc.(b)(c)	419,976	324,263
Sarepta Therapeutics, Inc.(b)	4,629	288,850
Savara, Inc.(b)(c)	39,220	125,504
Scholar Rock Holding Corp.(b)(c)	6,894	226,882
Schrodinger, Inc.(b)(c)	25,290	648,183
Seer, Inc.(b)	180,368	358,932
Select Medical Holdings Corp.(c)	44,506	811,789
Seres Therapeutics, Inc.(b)(c)	3,656	35,463
SI-BONE, Inc.(b)(c)	6,936	94,676
SIGA Technologies, Inc.(c)	79,221	437,300
Simulations Plus, Inc.(c)	2,943	101,092
SNDL, Inc. (Canada)(b)(c)	585,896	872,985
Solid Biosciences, Inc.(b)(c)	25,348	83,902
Sotera Health Co.(b)(c)	67,373	774,789
SpringWorks Therapeutics, Inc.(b)	14,650	678,295
Spyre Therapeutics, Inc.(b)(c)	5,391	82,105
STAAR Surgical Co., (Acquired 03/20/2020 - 03/24/2025; Cost $1,224,100)(b)(c)(f)	37,137	678,122
Stoke Therapeutics, Inc.(b)(c)	13,822	134,903
Supernus Pharmaceuticals, Inc.(b)	64,293	2,088,237
Surgery Partners, Inc.(b)(c)	100,222	2,199,873
Surmodics, Inc.(b)	5,876	164,587
Sutro Biopharma, Inc.(b)	41,800	43,890
Syndax Pharmaceuticals, Inc.(b)	24,768	350,467
Tactile Systems Technology, Inc.(b)(c)	25,318	357,490
Tandem Diabetes Care, Inc.(b)(c)	42,575	717,389
Tango Therapeutics, Inc.(b)	40,797	57,524
Tarsus Pharmaceuticals, Inc.(b)	2,670	138,600
Taysha Gene Therapies, Inc.(b)(c)	70,346	136,471
Teladoc Health, Inc.(b)(c)	126,275	907,917
Terns Pharmaceuticals, Inc.(b)(c)	32,432	107,026
TG Therapeutics, Inc.(b)(c)	11,546	525,458
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	1,476,789	716,390
Tourmaline Bio, Inc.(b)(c)	7,980	137,336
TransMedics Group, Inc.(b)(c)	1,641	150,988
Travere Therapeutics, Inc.(b)(c)	22,365	465,416
TruBridge, Inc.(b)(c)	45,905	1,194,907
Twist Bioscience Corp.(b)(c)	26,269	1,006,628
U.S. Physical Therapy, Inc.	11,932	848,485
UFP Technologies, Inc.(b)(c)	3,103	647,100
Ultragenyx Pharmaceutical, Inc.(b)(c)	38,078	1,484,280
uniQure N.V. (Netherlands)(b)	74,313	1,096,860
Utah Medical Products, Inc.(c)	1,054	54,545
Vanda Pharmaceuticals, Inc.(b)(c)	168,364	759,322
Varex Imaging Corp.(b)	93,745	779,958
Vaxart, Inc.(b)(c)	60,492	26,592
Vaxcyte, Inc.(b)(c)	16,206	580,823
Ventyx Biosciences, Inc.(b)	90,557	120,441
Veracyte, Inc.(b)(c)	51,400	1,567,700
Verastem, Inc.(b)(c)	22,114	165,634
Vericel Corp.(b)	7,646	290,701
Verve Therapeutics, Inc.(b)(c)	55,670	315,649
	Shares	Value
Health Care-(continued)
Viking Therapeutics, Inc.(b)(c)	5,992	$172,989
Vir Biotechnology, Inc.(b)(c)	224,104	1,371,516
Viridian Therapeutics, Inc.(b)(c)	13,619	184,537
Voyager Therapeutics, Inc.(b)(c)	20,180	71,841
WaVe Life Sciences Ltd.(b)(c)	21,159	163,347
Waystar Holding Corp.(b)	12,626	469,308
Xencor, Inc.(b)(c)	48,846	538,283
Xenon Pharmaceuticals, Inc. (Canada)(b)(c)	11,849	452,632
Y-mAbs Therapeutics, Inc.(b)(c)	18,236	77,503
Zentalis Pharmaceuticals, Inc.(b)(c)	122,472	173,910
ZimVie, Inc.(b)	65,763	595,813
Zymeworks, Inc.(b)(c)	48,587	632,117
		246,445,706
Industrials-17.34%
3D Systems Corp.(b)(c)	268,225	493,534
AAON, Inc.(c)	18,205	1,661,570
AAR Corp.(b)	36,598	1,956,529
ACCO Brands Corp.	245,019	945,773
ACV Auctions, Inc., Class A(b)(c)	39,716	583,428
Advanced Drainage Systems, Inc.	15,565	1,766,472
AeroVironment, Inc.(b)(c)	10,510	1,592,475
AerSale Corp.(b)(c)	52,710	367,389
Alamo Group, Inc.(c)	9,597	1,602,507
Alaska Air Group, Inc.(b)	56,276	2,491,339
Albany International Corp., Class A(c)	31,107	2,045,596
Allegiant Travel Co.(c)	19,291	905,327
Allient, Inc.(c)	17,201	367,241
Alta Equipment Group, Inc.(c)	59,413	252,505
Amentum Holdings, Inc.(b)	33,909	739,894
Ameresco, Inc., Class A(b)(c)	63,408	674,027
American Airlines Group, Inc.(b)(c)	83,814	833,949
American Woodmark Corp.(b)(c)	33,342	1,967,178
Apogee Enterprises, Inc.	38,760	1,537,609
Archer Aviation, Inc., Class A(b)(c)	22,987	191,482
Arcosa, Inc.	37,671	3,016,317
Argan, Inc.	18,100	2,771,653
Armstrong World Industries, Inc.	30,126	4,368,872
Array Technologies, Inc.(b)(c)	84,415	403,504
Astec Industries, Inc.	37,563	1,360,907
Astronics Corp.(b)(c)	34,274	777,677
Atmus Filtration Technologies, Inc.	35,256	1,222,326
Axon Enterprise, Inc.(b)	7,312	4,484,450
AZEK Co., Inc. (The)(b)(c)	71,209	3,529,118
AZZ, Inc.	30,238	2,623,449
Babcock & Wilcox Enterprises, Inc.(b)(c)	265,243	119,625
Barrett Business Services, Inc.(c)	34,696	1,407,270
Blade Air Mobility, Inc.(b)(c)	68,038	180,301
Bloom Energy Corp., Class A(b)(c)	87,819	1,608,844
Blue Bird Corp.(b)(c)	14,752	514,402
BlueLinx Holdings, Inc.(b)	2,549	166,042
Brady Corp., Class A	10,006	703,322
BrightView Holdings, Inc.(b)(c)	184,972	2,537,816
Brink’s Co. (The)(c)	10,138	904,715
Cadre Holdings, Inc.	11,512	335,575
Casella Waste Systems, Inc., Class A(b)(c)	22,559	2,649,555
CBIZ, Inc.(b)(c)	34,100	2,322,210
CECO Environmental Corp.(b)(c)	26,605	632,933
Centuri Holdings, Inc.(b)(c)	5,575	100,127
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Industrials-(continued)
ChargePoint Holdings, Inc.(b)(c)	688,036	$428,509
Chart Industries, Inc.(b)	7,992	1,078,760
Cimpress PLC (Ireland)(b)(c)	20,495	861,200
Civeo Corp.	20,439	388,137
Clarivate PLC(b)(c)	195,553	842,833
Columbus McKinnon Corp.	39,562	587,496
Comfort Systems USA, Inc.	11,624	4,621,121
Commercial Vehicle Group, Inc.(b)(c)	58,658	56,329
Concrete Pumping Holdings, Inc.	37,228	223,368
Conduent, Inc.(b)	442,616	933,920
Construction Partners, Inc., Class A(b)(c)	27,254	2,238,644
Corporacion America Airports S.A. (Argentina)(b)	27,693	538,629
Costamare, Inc. (Monaco)(c)	120,726	1,126,374
Covenant Logistics Group, Inc., Class A	27,519	547,628
CRA International, Inc.(c)	6,937	1,125,181
CSG Systems International, Inc.(c)	40,139	2,413,558
CSW Industrials, Inc.	6,136	1,917,377
Custom Truck One Source, Inc.(b)(c)	86,211	347,430
Danaos Corp. (Greece)	28,372	2,301,537
Dayforce, Inc.(b)(c)	53,757	3,110,918
Deluxe Corp.(c)	102,684	1,499,186
Diana Shipping, Inc. (Greece)	226,796	331,122
DNOW, Inc.(b)	211,033	3,349,094
Douglas Dynamics, Inc.(c)	41,409	992,988
Driven Brands Holdings, Inc.(b)(c)	93,454	1,543,860
Ducommun, Inc.(b)	23,593	1,352,351
Dun & Bradstreet Holdings, Inc.(c)	435,085	3,902,712
DXP Enterprises, Inc.(b)(c)	27,329	2,417,523
Eastern Co. (The)	574	12,048
Energy Recovery, Inc.(b)	32,295	498,958
Enerpac Tool Group Corp.(c)	31,382	1,266,891
Ennis, Inc.(c)	44,511	798,972
Enovix Corp.(b)(c)	32,047	214,715
Enpro, Inc.(c)	16,501	2,465,249
Enviri Corp.(b)(c)	249,038	1,710,891
ESCO Technologies, Inc.	18,331	2,867,885
Everus Construction Group, Inc.(b)(c)	22,442	903,066
ExlService Holdings, Inc.(b)	87,645	4,249,030
Exponent, Inc.	24,871	1,956,850
Federal Signal Corp.(c)	36,062	2,936,529
First Advantage Corp.(b)(c)	75,591	1,065,833
Fiverr International Ltd.(b)(c)	9,805	249,537
Fluence Energy, Inc.(b)(c)	30,880	126,299
Forrester Research, Inc.(b)	16,542	154,668
Forward Air Corp.(b)(c)	75,661	1,113,730
Franklin Covey Co.(b)(c)	9,269	188,253
Franklin Electric Co., Inc.	31,850	2,705,976
Frontier Group Holdings, Inc., Class H(b)(c)	62,971	187,654
FTAI Aviation Ltd.(c)	55,625	5,957,994
FTAI Infrastructure, Inc.(c)	105,026	453,712
FuelCell Energy, Inc.(b)(c)	49,801	204,184
Gates Industrial Corp. PLC(b)	218,694	4,137,690
Genco Shipping & Trading Ltd.	102,709	1,331,109
GEO Group, Inc. (The)(b)	62,013	1,939,767
Gibraltar Industries, Inc.(b)	28,914	1,530,996
Global Industrial Co.	22,685	582,551
Global Ship Lease, Inc., Class A (United Kingdom)	73,374	1,579,008
Gorman-Rupp Co. (The)	20,805	746,067
	Shares	Value
Industrials-(continued)
GrafTech International Ltd.(b)(c)	2,043,475	$1,293,520
Granite Construction, Inc.(c)	73,223	5,952,298
Great Lakes Dredge & Dock Corp.(b)	138,506	1,259,020
Greenbrier Cos., Inc. (The)(c)	82,938	3,518,230
Griffon Corp.	36,302	2,472,529
H&E Equipment Services, Inc.	51,470	4,622,521
Hayward Holdings, Inc.(b)	202,873	2,704,297
Healthcare Services Group, Inc.(b)(c)	197,585	2,807,683
Heartland Express, Inc.	93,493	710,547
Heidrick & Struggles International, Inc.(c)	39,250	1,531,535
Helios Technologies, Inc.(c)	36,154	985,558
Hexcel Corp.	42,850	2,076,939
Hillenbrand, Inc.(c)	65,896	1,333,076
Hillman Solutions Corp.(b)(c)	276,988	1,936,146
HNI Corp.(c)	73,053	3,090,142
Hudson Technologies, Inc.(b)(c)	42,897	286,981
Hurco Cos., Inc.	793	13,227
Huron Consulting Group, Inc.(b)	16,657	2,245,197
Hyliion Holdings Corp.(b)(c)	224,475	338,957
Hyster-Yale, Inc.(c)	20,527	788,853
IBEX Holdings Ltd.(b)	20,718	518,779
ICF International, Inc.(c)	20,647	1,754,169
IES Holdings, Inc.(b)(c)	7,600	1,494,768
Insperity, Inc.	13,085	850,656
Insteel Industries, Inc.(c)	32,882	1,115,029
Interface, Inc.	112,599	2,116,861
Janus International Group, Inc.(b)(c)	85,425	587,724
JBT Marel Corp.(c)	31,892	3,356,952
JetBlue Airways Corp.(b)(c)	317,602	1,384,745
Joby Aviation, Inc.(b)(c)	94,210	593,523
Kadant, Inc.(c)	5,935	1,750,825
Kelly Services, Inc., Class A	61,888	714,806
Kforce, Inc.(c)	24,514	936,435
Korn Ferry	55,763	3,440,577
Kornit Digital Ltd. (Israel)(b)(c)	46,325	874,616
Kratos Defense & Security Solutions, Inc.(b)	94,220	3,183,223
LB Foster Co., Class A(b)	17,626	351,991
Legalzoom.com, Inc.(b)(c)	60,318	441,528
Leonardo DRS, Inc.	79,891	2,952,771
Limbach Holdings, Inc.(b)(c)	11,140	1,066,544
Lindsay Corp.	10,059	1,298,215
Liquidity Services, Inc.(b)(c)	18,588	590,727
Loar Holdings, Inc.(b)(c)	1,782	168,542
LSI Industries, Inc.	28,425	428,933
Luxfer Holdings PLC (United Kingdom)	86,674	932,612
Lyft, Inc., Class A(b)	112,632	1,396,637
Manitowoc Co., Inc. (The)(b)(c)	138,676	1,092,767
Marten Transport Ltd.	85,962	1,103,752
Matrix Service Co.(b)(c)	68,980	800,168
Matson, Inc.	10,201	1,112,827
Matthews International Corp., Class A(c)	67,375	1,377,819
Mayville Engineering Co., Inc.(b)(c)	26,512	338,823
McGrath RentCorp	22,604	2,411,169
Mercury Systems, Inc.(b)(c)	89,110	4,455,500
Microvast Holdings, Inc.(b)(c)	499,800	964,614
Miller Industries, Inc.(c)	21,307	869,539
Mistras Group, Inc.(b)(c)	33,497	305,493
Montrose Environmental Group, Inc.(b)(c)	25,593	374,426
Moog, Inc., Class A	20,688	3,460,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Industrials-(continued)
MRC Global, Inc.(b)(c)	228,037	$2,656,631
MSA Safety, Inc.	20,781	3,271,345
Mueller Water Products, Inc., Class A	153,239	4,020,991
MYR Group, Inc.(b)(c)	22,610	2,765,655
National Presto Industries, Inc.(c)	8,791	741,521
Nextracker, Inc., Class A(b)	37,849	1,537,048
NN, Inc.(b)(c)	66,179	133,020
Northwest Pipe Co.(b)	23,347	988,979
NV5 Global, Inc.(b)	55,659	1,032,474
OPENLANE, Inc.(b)(c)	255,326	4,726,084
Orion Group Holdings, Inc.(b)	15,891	101,543
Pangaea Logistics Solutions Ltd.(c)	71,036	286,275
Park Aerospace Corp.(c)	23,598	308,426
Park-Ohio Holdings Corp.	17,458	347,589
Parsons Corp.(b)(c)	43,768	2,926,328
Paycom Software, Inc.(c)	19,929	4,511,726
Paylocity Holding Corp.(b)	8,388	1,611,335
Pitney Bowes, Inc.	668,055	5,798,717
Planet Labs PBC(b)(c)	187,260	616,085
Plug Power, Inc.(b)(c)	1,466,615	1,279,768
Powell Industries, Inc.(c)	4,648	851,095
Preformed Line Products Co.(c)	2,925	401,807
Primoris Services Corp.	103,678	6,217,570
Proto Labs, Inc.(b)(c)	41,592	1,462,375
Pursuit Attractions and Hospitality, Inc.(b)(c)	17,831	522,270
Quad/Graphics, Inc.	49,656	236,859
Quanex Building Products Corp.(c)	52,090	856,360
Radiant Logistics, Inc.(b)(c)	56,002	327,612
RBC Bearings, Inc.(b)(c)	16,369	5,378,362
Resources Connection, Inc.(c)	82,909	475,483
REV Group, Inc.	67,311	2,201,070
Rocket Lab USA, Inc.(b)(c)	84,980	1,851,714
Rollins, Inc.	71,232	4,069,484
RXO, Inc.(b)(c)	46,772	659,017
Safe Bulkers, Inc. (Monaco)	167,041	566,269
Schneider National, Inc., Class B	133,540	2,869,775
Seanergy Maritime Holdings Corp.	32,339	182,069
Shoals Technologies Group, Inc., Class A(b)(c)	119,169	430,200
Shyft Group, Inc. (The)(c)	73,231	619,534
Simpson Manufacturing Co., Inc.	15,314	2,353,609
Skillsoft Corp.(b)(c)	21,066	402,993
SkyWest, Inc.(b)	20,616	1,838,329
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	131,832	4,745,952
SPX Technologies, Inc.(b)	25,964	3,483,071
StandardAero, Inc.(b)(c)	10,179	275,037
Standex International Corp.	8,793	1,243,506
Star Bulk Carriers Corp. (Greece)	148,167	2,183,982
Steelcase, Inc., Class A(c)	227,670	2,258,486
Stem, Inc.(b)(c)	154,575	83,610
Sterling Infrastructure, Inc.(b)(c)	25,268	3,775,797
Stratasys Ltd.(b)	106,390	1,004,322
Sun Country Airlines Holdings, Inc.(b)(c)	43,298	424,320
TaskUS, Inc., Class A (Philippines)(b)(c)	7,123	99,437
Tecnoglass, Inc.(c)	13,291	947,250
Tennant Co.(c)	19,521	1,408,635
Tetra Tech, Inc.	88,264	2,752,954
Thermon Group Holdings, Inc.(b)(c)	34,704	910,286
	Shares	Value
Industrials-(continued)
Titan International, Inc.(b)(c)	105,025	$771,934
Titan Machinery, Inc.(b)(c)	67,229	1,115,329
TPI Composites, Inc.(b)(c)	435,630	398,296
Transcat, Inc.(b)(c)	4,263	338,184
Trex Co., Inc.(b)(c)	45,179	2,612,250
TriNet Group, Inc.(c)	23,767	1,861,669
Trinity Industries, Inc.	20,478	513,998
Triumph Group, Inc.(b)	78,203	1,986,356
TrueBlue, Inc.(b)(c)	132,763	576,191
TTEC Holdings, Inc.(c)	69,710	278,840
Tutor Perini Corp.(b)	112,060	2,404,808
Twin Disc, Inc.(c)	978	7,179
UL Solutions, Inc., Class A(c)	8,792	502,814
UniFirst Corp.	18,768	3,349,525
Universal Logistics Holdings, Inc.(c)	10,756	233,835
Upwork, Inc.(b)(c)	58,847	773,838
V2X, Inc.(b)	29,033	1,444,682
Verra Mobility Corp., Class A(b)	63,946	1,394,023
Vestis Corp.(c)	60,945	533,878
Vicor Corp.(b)(c)	13,271	529,579
Virgin Galactic Holdings, Inc.(b)(c)	96,405	278,610
VSE Corp.	15,194	1,740,017
Wabash National Corp.(c)	104,363	721,148
Watts Water Technologies, Inc., Class A	18,327	3,807,434
Willdan Group, Inc.(b)(c)	17,864	700,269
Willis Lease Finance Corp.(c)	709	109,696
Worthington Enterprises, Inc.	38,080	1,927,990
Xometry, Inc., Class A(b)(c)	14,355	368,062
Zurn Elkay Water Solutions Corp.(c)	88,085	2,991,367
		374,170,982
Information Technology-12.79%
8x8, Inc.(b)(c)	191,305	338,610
A10 Networks, Inc.(c)	47,011	774,741
ACI Worldwide, Inc.(b)	116,866	6,235,970
ACM Research, Inc., Class A(b)(c)	46,357	902,571
Adeia, Inc.	73,777	908,195
ADTRAN Holdings, Inc.(b)(c)	228,663	1,751,559
Advanced Energy Industries, Inc.(c)	29,109	2,835,508
Agilysys, Inc.(b)(c)	2,845	211,526
Alarm.com Holdings, Inc.(b)(c)	30,258	1,621,829
Alkami Technology, Inc.(b)(c)	5,337	142,445
Allegro MicroSystems, Inc. (Japan)(b)(c)	55,516	1,058,690
Alpha & Omega Semiconductor Ltd.(b)(c)	66,513	1,252,440
Ambarella, Inc.(b)	20,308	974,581
Amplitude, Inc., Class A(b)(c)	13,566	124,672
AppFolio, Inc., Class A(b)	2,788	575,778
Appian Corp., Class A(b)(c)	5,939	184,406
Applied Optoelectronics, Inc.(b)(c)	19,413	248,292
AppLovin Corp., Class A(b)	44,324	11,936,896
Arlo Technologies, Inc.(b)(c)	56,888	559,209
Asana, Inc., Class A(b)	10,019	161,707
Atlassian Corp., Class A(b)	4,768	1,088,582
Aurora Innovation, Inc.(b)(c)	202,216	1,464,044
AvePoint, Inc.(b)(c)	33,568	548,837
Aviat Networks, Inc.(b)(c)	17,748	311,655
Axcelis Technologies, Inc.(b)(c)	29,388	1,439,424
Badger Meter, Inc.	9,709	2,143,941
Bel Fuse, Inc., Class B(c)	11,201	736,690
Belden, Inc.	43,854	4,521,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Information Technology-(continued)
Benchmark Electronics, Inc.	80,303	$2,612,257
Bentley Systems, Inc., Class B(c)	45,715	1,965,288
BigCommerce Holdings, Inc., Series 1(b)(c)	23,015	119,218
BILL Holdings, Inc.(b)(c)	78,841	3,592,784
Blackbaud, Inc.(b)(c)	25,029	1,515,256
BlackLine, Inc.(b)(c)	15,954	753,507
Blend Labs, Inc., Class A(b)(c)	48,217	161,527
Box, Inc., Class A(b)	44,116	1,377,302
Braze, Inc., Class A(b)	10,401	323,783
C3.ai, Inc., Class A(b)(c)	39,499	869,373
Calix, Inc.(b)(c)	48,490	1,983,726
CCC Intelligent Solutions Holdings, Inc.(b)(c)	172,837	1,600,471
Ceragon Networks Ltd. (Israel)(b)	106,818	232,863
Cerence, Inc.(b)(c)	107,211	971,332
CEVA, Inc.(b)(c)	20,516	537,724
Cirrus Logic, Inc.(b)	38,042	3,653,554
Clear Secure, Inc., Class A(c)	20,587	508,087
Clearfield, Inc.(b)(c)	13,045	374,000
Clearwater Analytics Holdings, Inc., Class A(b)(c)	10,042	228,355
Cloudflare, Inc., Class A(b)	11,827	1,428,465
Cognyte Software Ltd. (Israel)(b)	59,744	585,491
Cohu, Inc.(b)	52,249	835,984
CommScope Holding Co., Inc.(b)	1,301,521	4,867,689
Commvault Systems, Inc.(b)	14,524	2,427,396
Comtech Telecommunications Corp.(b)(c)	101,354	138,855
Confluent, Inc., Class A(b)(c)	28,694	683,204
Consensus Cloud Solutions, Inc.(b)(c)	50,528	1,003,486
Corsair Gaming, Inc.(b)(c)	73,238	518,525
Couchbase, Inc.(b)(c)	7,578	133,676
Crane NXT Co.(c)	41,171	1,931,743
Credo Technology Group Holding Ltd.(b)(c)	3,952	170,134
CrowdStrike Holdings, Inc., Class A(b)	4,849	2,079,591
CTS Corp.(c)	23,960	912,397
CyberArk Software Ltd.(b)	3,165	1,114,586
Daktronics, Inc.(b)(c)	70,266	891,676
Datadog, Inc., Class A(b)	10,232	1,045,301
Diebold Nixdorf, Inc.(b)(c)	5,900	261,547
Digi International, Inc.(b)(c)	32,215	876,248
Digital Turbine, Inc.(b)(c)	325,205	975,615
DigitalOcean Holdings, Inc.(b)(c)	21,439	662,465
DocuSign, Inc.(b)	46,954	3,838,489
Dolby Laboratories, Inc., Class A	32,318	2,481,699
Domo, Inc., Class B(b)(c)	12,704	94,391
DoubleVerify Holdings, Inc.(b)(c)	43,504	576,863
Dropbox, Inc., Class A(b)(c)	45,172	1,289,661
Dynatrace, Inc.(b)	55,752	2,618,671
E2open Parent Holdings, Inc.(b)(c)	358,451	706,148
Eastman Kodak Co.(b)(c)	302,449	1,902,404
Elastic N.V.(b)	11,989	1,033,452
Enphase Energy, Inc.(b)	16,050	715,669
ePlus, Inc.(b)	35,572	2,218,270
Extreme Networks, Inc.(b)	118,396	1,558,091
Fabrinet (Thailand)(b)	14,249	2,921,900
Fair Isaac Corp.(b)	1,806	3,593,362
FARO Technologies, Inc.(b)(c)	29,091	855,566
Fastly, Inc., Class A(b)(c)	131,821	757,971
Five9, Inc.(b)(c)	19,827	498,451
FormFactor, Inc.(b)(c)	64,006	1,801,129
	Shares	Value
Information Technology-(continued)
Freshworks, Inc., Class A(b)(c)	54,588	$806,265
GitLab, Inc., Class A(b)(c)	11,402	532,131
GLOBALFOUNDRIES, Inc.(b)(c)	79,093	2,773,792
Globant S.A.(b)	17,221	2,024,673
Grid Dynamics Holdings, Inc.(b)(c)	28,369	401,705
Guidewire Software, Inc.(b)	21,878	4,479,958
Hackett Group, Inc. (The)(c)	20,940	534,808
Harmonic, Inc.(b)	91,183	818,823
HubSpot, Inc.(b)	3,896	2,382,404
i3 Verticals, Inc., Class A(b)(c)	16,756	420,911
Ichor Holdings Ltd.(b)(c)	45,335	896,726
Impinj, Inc.(b)(c)	1,644	151,462
indie Semiconductor, Inc., A Shares (China)(b)(c)	94,451	187,957
Informatica, Inc., Class A(b)	48,652	916,117
Information Services Group, Inc.(c)	3,698	14,348
Ingram Micro Holding Corp.(c)	12,280	218,338
Intapp, Inc.(b)(c)	2,726	147,913
InterDigital, Inc.(c)	20,354	4,091,154
IonQ, Inc.(b)(c)	41,106	1,128,771
IPG Photonics Corp.(b)(c)	40,606	2,431,893
IREN Ltd. (Australia)(b)(c)	35,912	219,422
Itron, Inc.(b)	52,791	5,875,110
Ituran Location and Control Ltd. (Israel)	18,105	650,694
Jamf Holding Corp.(b)	40,177	464,848
JFrog Ltd.(b)	18,591	627,818
Kimball Electronics, Inc.(b)(c)	48,128	690,156
Klaviyo, Inc.(b)(c)	4,398	133,875
Knowles Corp.(b)(c)	109,723	1,727,040
Kulicke & Soffa Industries, Inc. (Singapore)(c)	43,941	1,416,218
Lattice Semiconductor Corp.(b)(c)	31,449	1,538,800
Life360, Inc.(b)(c)	6,585	282,497
LivePerson, Inc.(b)(c)	103,959	90,444
LiveRamp Holdings, Inc.(b)(c)	49,384	1,291,885
MACOM Technology Solutions Holdings, Inc.(b)	16,648	1,727,230
Magnachip Semiconductor Corp. (South Korea)(b)	126,054	395,810
Manhattan Associates, Inc.(b)	11,621	2,061,449
MARA Holdings, Inc.(b)(c)	11,786	157,579
MaxLinear, Inc.(b)	124,562	1,244,374
MeridianLink, Inc.(b)(c)	22,127	374,168
Methode Electronics, Inc.	90,782	569,203
MicroStrategy, Inc., Class A(b)(c)	6,013	2,285,601
Mirion Technologies, Inc.(b)(c)	161,437	2,547,476
Mitek Systems, Inc.(b)(c)	38,318	317,273
Monday.com Ltd.(b)	1,718	482,741
MongoDB, Inc.(b)	6,232	1,072,963
Monolithic Power Systems, Inc.(c)	4,442	2,634,550
N-able, Inc.(b)(c)	48,053	339,254
Napco Security Technologies, Inc.(c)	5,909	135,021
Navitas Semiconductor Corp.(b)(c)	45,067	86,979
nCino, Inc.(b)(c)	36,864	855,245
NCR Voyix Corp.(b)(c)	58,462	501,019
NETGEAR, Inc.(b)(c)	99,152	2,391,546
NetScout Systems, Inc.(b)	117,171	2,462,934
nLight, Inc.(b)(c)	37,806	291,484
Novanta, Inc.(b)	13,639	1,621,132
Nutanix, Inc., Class A(b)	31,600	2,170,920
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Information Technology-(continued)
Olo, Inc., Class A(b)	95,598	$592,708
ON24, Inc.(b)(c)	31,991	149,718
OneSpan, Inc.(c)	43,548	647,559
Onto Innovation, Inc.(b)	20,048	2,445,255
Ooma, Inc.(b)(c)	4,460	54,546
OSI Systems, Inc.(b)(c)	17,851	3,654,814
Ouster, Inc.(b)(c)	14,675	109,035
Pagaya Technologies Ltd., Class A(b)(c)	37,120	406,835
PagerDuty, Inc.(b)(c)	29,900	463,749
Palantir Technologies, Inc., Class A(b)	102,262	12,111,911
Palo Alto Networks, Inc.(b)	14,213	2,656,836
PAR Technology Corp.(b)(c)	12,909	753,886
PC Connection, Inc.	18,529	1,149,539
PDF Solutions, Inc.(b)(c)	7,210	132,304
Pegasystems, Inc.(c)	13,343	1,228,623
Penguin Solutions, Inc.(b)(c)	99,204	1,693,412
Photronics, Inc.(b)(c)	69,935	1,277,712
Power Integrations, Inc.	39,719	1,950,997
Procore Technologies, Inc.(b)(c)	16,678	1,068,893
Progress Software Corp.(c)	41,264	2,474,189
PROS Holdings, Inc.(b)(c)	6,504	111,088
Pure Storage, Inc., Class A(b)	42,354	1,921,177
Q2 Holdings, Inc.(b)(c)	19,054	1,510,029
Qualys, Inc.(b)	14,101	1,772,637
Rackspace Technology, Inc.(b)(c)	463,363	630,174
Radware Ltd. (Israel)(b)	23,816	568,250
Rambus, Inc.(b)	34,793	1,697,550
Rapid7, Inc.(b)(c)	13,398	316,461
Ribbon Communications, Inc.(b)(c)	144,994	465,431
Richardson Electronics Ltd.	25,877	224,095
Rigetti Computing, Inc.(b)(c)	9,287	82,376
RingCentral, Inc., Class A(b)(c)	43,414	1,107,057
Riot Platforms, Inc.(b)(c)	55,716	403,384
Rogers Corp.(b)(c)	21,103	1,304,376
Rubrik, Inc., Class A(b)(c)	2,156	152,063
Samsara, Inc., Class A(b)	5,711	226,498
ScanSource, Inc.(b)	79,094	2,609,311
Semtech Corp.(b)(c)	97,752	3,054,750
SentinelOne, Inc., Class A(b)	73,054	1,351,499
Silicom Ltd. (Israel)(b)	16,921	239,263
Silicon Laboratories, Inc.(b)(c)	13,787	1,402,965
SiTime Corp.(b)(c)	7,513	1,103,359
SmartRent, Inc.(b)(c)	153,783	146,571
SoundHound AI, Inc., Class A(b)(c)	10,516	97,694
Sprinklr, Inc., Class A(b)(c)	42,262	324,995
Sprout Social, Inc., Class A(b)(c)	6,197	129,579
SPS Commerce, Inc.(b)	8,783	1,260,448
Synaptics, Inc.(b)(c)	25,818	1,437,030
Telos Corp.(b)(c)	13,771	37,595
Tenable Holdings, Inc.(b)	20,790	635,550
Teradata Corp.(b)(c)	60,048	1,291,032
TTM Technologies, Inc.(b)	29,781	596,216
Tucows, Inc., Class A(b)(c)	15,890	258,371
Turtle Beach Corp.(b)(c)	32,224	372,187
Ubiquiti, Inc.(c)	674	220,027
UiPath, Inc., Class A(b)(c)	121,799	1,454,280
Ultra Clean Holdings, Inc.(b)(c)	66,229	1,238,813
Unisys Corp.(b)(c)	261,195	1,036,944
Unity Software, Inc.(b)(c)	75,933	1,599,908
Universal Display Corp.	20,593	2,587,099
	Shares	Value
Information Technology-(continued)
Upland Software, Inc.(b)	71,598	$172,551
Varonis Systems, Inc.(b)(c)	25,321	1,084,752
Veeco Instruments, Inc.(b)(c)	46,820	875,534
Verint Systems, Inc.(b)(c)	77,834	1,372,992
VeriSign, Inc.(b)	14,598	4,118,388
Vertex, Inc., Class A(b)(c)	3,406	136,342
Viavi Solutions, Inc.(b)	282,050	2,984,089
Vishay Precision Group, Inc.(b)(c)	18,775	468,248
Wix.com Ltd. (Israel)(b)	4,342	736,360
Wolfspeed, Inc.(b)(c)	270,402	959,927
Workiva, Inc.(b)(c)	5,259	395,845
Xperi, Inc.(b)(c)	67,997	502,498
Yext, Inc.(b)(c)	70,081	476,551
Zeta Global Holdings Corp., Class A(b)(c)	30,629	400,015
Zscaler, Inc.(b)(c)	4,060	918,250
		276,139,154
Materials-4.13%
AdvanSix, Inc.(c)	64,655	1,384,910
Alto Ingredients, Inc.(b)	320,191	288,748
American Vanguard Corp.	62,213	262,539
Ardagh Metal Packaging S.A.	302,886	1,123,707
Aspen Aerogels, Inc.(b)(c)	44,459	240,079
ATI, Inc.(b)	29,229	1,589,473
Balchem Corp.	16,603	2,599,200
Caledonia Mining Corp. PLC (South Africa)	20,941	275,793
Carpenter Technology Corp.	49,595	9,701,278
Century Aluminum Co.(b)	106,330	1,744,875
Clearwater Paper Corp.(b)(c)	55,660	1,495,028
Coeur Mining, Inc.(b)(c)	590,240	3,275,832
Compass Minerals International, Inc.(b)(c)	119,289	1,603,244
Core Molding Technologies, Inc.(b)(c)	14,710	226,240
Eagle Materials, Inc.	12,785	2,894,396
Ecovyst, Inc.(b)(c)	202,354	1,210,077
Ferroglobe PLC(c)	187,113	653,024
Ginkgo Bioworks Holdings, Inc.(b)(c)	88,158	649,725
Gold Royalty Corp. (Canada)(b)(c)	140,896	211,344
Greif, Inc., Class A(c)	8,550	448,704
Hawkins, Inc.	16,703	2,034,091
Hecla Mining Co.(c)	785,952	4,495,646
Ingevity Corp.(b)(c)	68,155	2,247,752
Innospec, Inc.	22,096	1,977,150
Intrepid Potash, Inc.(b)(c)	45,938	1,517,792
Kaiser Aluminum Corp.	39,727	2,560,802
Knife River Corp.(b)	15,133	1,413,120
Koppers Holdings, Inc.(c)	43,940	1,101,136
Kronos Worldwide, Inc.(c)	73,240	564,680
LSB Industries, Inc.(b)(c)	121,761	776,835
Magnera Corp.(b)(c)	21,010	308,217
Materion Corp.	14,501	1,203,728
Mativ Holdings, Inc., Class A	233,131	1,191,299
McEwen Mining, Inc. (Canada)(b)(c)	43,616	340,205
Mercer International, Inc. (Germany)	134,147	599,637
Metallus, Inc.(b)(c)	95,775	1,211,554
Minerals Technologies, Inc.	44,559	2,298,799
MP Materials Corp.(b)(c)	87,366	2,136,972
Myers Industries, Inc.(c)	57,245	601,073
NewMarket Corp.	4,028	2,478,428
Olympic Steel, Inc.	21,511	693,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Materials-(continued)
Origin Materials, Inc.(b)(c)	439,703	$310,694
Orion S.A. (Germany)	101,649	1,223,854
Perimeter Solutions, Inc.(b)(c)	240,818	2,439,486
PureCycle Technologies, Inc.(b)(c)	49,975	335,332
Quaker Chemical Corp.	14,810	1,568,971
Radius Recycling, Inc., Class A	76,998	2,258,351
Ramaco Resources, Inc., Class A(c)	38,093	383,978
Ramaco Resources, Inc., Class B(c)	623	5,713
Ranpak Holdings Corp.(b)(c)	104,380	429,002
Rayonier Advanced Materials, Inc.(b)	274,490	1,169,327
Ryerson Holding Corp.(c)	102,392	2,393,925
Scotts Miracle-Gro Co. (The)	25,101	1,264,588
Sensient Technologies Corp.	49,719	4,671,100
Stepan Co.	34,074	1,722,782
SunCoke Energy, Inc.(c)	199,287	1,805,540
Tredegar Corp.(b)(c)	66,732	518,508
TriMas Corp.	65,205	1,568,180
Trinseo PLC(c)	242,794	966,320
United States Lime & Minerals, Inc.	1,371	128,202
Worthington Steel, Inc.	11,851	304,097
		89,098,812
Real Estate-6.20%
Acadia Realty Trust	179,540	3,429,214
Alexander & Baldwin, Inc.	138,220	2,374,620
Alexander’s, Inc.(c)	3,062	631,997
Alpine Income Property Trust, Inc.(c)	22,340	345,153
American Assets Trust, Inc.	98,803	1,850,580
American Healthcare REIT, Inc.	32,619	1,052,941
Apartment Investment & Management Co., Class A(c)	129,410	1,023,633
Armada Hoffler Properties, Inc.(c)	108,433	734,091
Ashford Hospitality Trust, Inc.(b)(c)	29,492	176,362
Braemar Hotels & Resorts, Inc.	122,554	229,176
Brandywine Realty Trust(c)	108,092	428,044
Broadstone Net Lease, Inc.	248,749	4,024,759
BRT Apartments Corp.(c)	14,226	220,076
CareTrust REIT, Inc.	92,102	2,695,826
CBL & Associates Properties, Inc.(c)	44,107	1,035,191
Centerspace(c)	26,352	1,590,607
Chatham Lodging Trust	99,298	682,177
City Office REIT, Inc.(c)	135,833	690,032
Community Healthcare Trust, Inc.	36,140	617,271
Compass, Inc., Class A(b)(c)	633,371	4,889,624
COPT Defense Properties	40,093	1,046,828
CTO Realty Growth, Inc.(c)	46,574	850,907
Curbline Properties Corp.	126,446	2,894,349
DiamondRock Hospitality Co.	70,702	518,953
Diversified Healthcare Trust	542,054	1,225,042
Douglas Elliman, Inc.(b)	289,972	481,354
Easterly Government Properties, Inc.(c)	97,980	1,976,257
Elme Communities(c)	177,616	2,765,481
Empire State Realty Trust, Inc., Class A	246,233	1,753,179
Essential Properties Realty Trust, Inc.	152,263	4,898,301
eXp World Holdings, Inc.(c)	102,497	938,872
Farmland Partners, Inc.(c)	55,861	561,962
Forestar Group, Inc.(b)(c)	29,719	572,388
Four Corners Property Trust, Inc.(c)	97,758	2,732,336
Franklin Street Properties Corp.	256,569	405,379
FRP Holdings, Inc.(b)(c)	7,699	204,678
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.	59,307	$1,660,003
Gladstone Commercial Corp.(c)	73,659	1,040,802
Gladstone Land Corp.(c)	47,786	474,515
Global Medical REIT, Inc.(c)	103,632	802,112
Global Net Lease, Inc.(c)	341,439	2,577,864
Howard Hughes Holdings, Inc.(b)	52,042	3,462,354
Independence Realty Trust, Inc.(c)	71,649	1,392,140
Industrial Logistics Properties Trust	195,210	511,450
Innovative Industrial Properties, Inc.(c)	33,254	1,806,025
InvenTrust Properties Corp.(c)	102,053	2,843,197
Kennedy-Wilson Holdings, Inc.	320,658	2,052,211
Lineage, Inc.(c)	16,124	777,660
LTC Properties, Inc.	61,665	2,211,924
LXP Industrial Trust(c)	93,258	735,806
Marcus & Millichap, Inc.(c)	32,230	979,792
National Health Investors, Inc.(c)	57,217	4,329,610
National Storage Affiliates Trust(c)	84,369	3,138,527
NET Lease Office Properties(b)(c)	7,267	219,681
NETSTREIT Corp.(c)	78,744	1,281,165
Newmark Group, Inc., Class A	220,601	2,424,405
NexPoint Diversified Real Estate Trust	7,860	27,589
NexPoint Residential Trust, Inc.(c)	35,692	1,330,598
Office Properties Income Trust	465,156	190,714
One Liberty Properties, Inc.(c)	26,223	639,841
Opendoor Technologies, Inc.(b)(c)	938,256	711,479
Orion Properties, Inc.(c)	194,127	355,252
Outfront Media, Inc.(c)	67,770	1,025,360
Paramount Group, Inc.(c)	604,128	2,591,709
Peakstone Realty Trust(c)	96,741	1,113,489
Pebblebrook Hotel Trust(c)	257,167	2,327,361
Phillips Edison & Co., Inc.	27,509	954,562
Piedmont Office Realty Trust, Inc., Class A(c)	512,519	3,028,987
Plymouth Industrial REIT, Inc.(c)	45,818	681,314
Postal Realty Trust, Inc., Class A	22,509	298,019
RE/MAX Holdings, Inc., Class A(b)	54,978	420,582
Redfin Corp.(b)	134,109	1,275,377
RLJ Lodging Trust(c)	69,169	484,875
RMR Group, Inc. (The), Class A(c)	33,832	496,654
Ryman Hospitality Properties, Inc.(c)	32,387	2,848,437
Safehold, Inc.(c)	41,962	660,901
Saul Centers, Inc.	17,711	579,150
Seaport Entertainment Group, Inc.(b)(c)	4,711	90,216
Seritage Growth Properties, Class A(b)	8,993	26,619
Service Properties Trust	442,884	797,191
Sila Realty Trust, Inc.(c)	14,932	384,648
SITE Centers Corp.(c)	80,318	950,965
St. Joe Co. (The)	16,369	692,736
Star Holdings(b)(c)	25,224	170,010
Summit Hotel Properties, Inc.(c)	26,371	107,330
Sunstone Hotel Investors, Inc.	364,644	3,041,131
Tanger, Inc.	108,456	3,417,449
Tejon Ranch Co.(b)(c)	22,434	379,808
Terreno Realty Corp.(c)	63,112	3,555,099
UMH Properties, Inc.(c)	76,093	1,344,563
Uniti Group, Inc.(c)	88,532	435,577
Universal Health Realty Income Trust	16,612	634,744
Urban Edge Properties(c)	179,160	3,237,421
Veris Residential, Inc.	112,202	1,741,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Shares	Value
Real Estate-(continued)
Whitestone REIT	85,117	$1,109,926
Xenia Hotels & Resorts, Inc.	229,002	2,445,741
		133,873,682
Utilities-1.78%
American States Water Co.	31,843	2,582,786
Artesian Resources Corp., Class A	11,459	407,024
California Water Service Group	67,312	3,409,353
Chesapeake Utilities Corp.	19,283	2,538,993
Clearway Energy, Inc., Class C	181,720	5,331,665
Consolidated Water Co. Ltd.(c)	7,590	176,391
Genie Energy Ltd., Class B(c)	18,417	272,019
MDU Resources Group, Inc.	96,679	1,657,078
MGE Energy, Inc.(c)	40,044	3,620,778
Middlesex Water Co.	17,279	1,090,650
Northwest Natural Holding Co.	81,098	3,495,324
Ormat Technologies, Inc.(c)	58,873	4,274,180
Otter Tail Corp.(c)	41,771	3,315,782
ReNew Energy Global PLC, Class A (India)(b)(c)	93,763	598,208
SJW Group	43,116	2,446,402
Sunnova Energy International, Inc.(b)	341,292	64,333
Talen Energy Corp.(b)(c)	6,158	1,324,463
Unitil Corp.	23,286	1,365,957
York Water Co. (The)	11,876	418,035
		38,389,421
Total Common Stocks & Other Equity Interests (Cost $2,199,231,903)		2,158,100,410
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(h) (Cost $918,862)	918,862	$918,862
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,200,150,765)		2,159,019,272
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.79%
Invesco Private Government Fund, 4.32%(e)(h)(i)	186,502,345	186,502,345
Invesco Private Prime Fund, 4.46%(e)(h)(i)	477,832,665	477,928,232
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $664,469,621)		664,430,577
TOTAL INVESTMENTS IN SECURITIES-130.82% (Cost $2,864,620,386)		2,823,449,849
OTHER ASSETS LESS LIABILITIES-(30.82)%		(665,116,123)
NET ASSETS-100.00%		$2,158,333,726

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$483,143	$79,114	$(71,436)	$(69,521)	$(6,759)	$414,541	$88,917
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,670,603	109,042,158	(110,793,899)	-	-	918,862	120,765
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$184,441,800	$665,938,294	$(663,877,749)	$-	$-	$186,502,345	$8,620,609 *
Invesco Private Prime Fund	473,818,250	1,289,121,509	(1,284,970,025)	71,611	(113,113)	477,928,232	22,995,748 *
Total	$661,413,796	$2,064,181,075	$(2,059,713,109)	$2,090	$(119,872)	$665,763,980	$31,826,039

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The aggregate value of these securities at April 30, 2025 was $1,655,482, which represented less than 1% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(h)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Assets and Liabilities
April 30, 2025

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco RAFI US 1000 ETF (PRF)	Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$108,978,927	$7,393,930,096	$2,157,685,869
Affiliated investments in securities, at value	7,575,742	222,846,908	665,763,980
Receivable for:
Dividends	55,180	7,212,900	799,361
Securities lending	814	30,795	273,670
Investments sold	-	-	194
Other assets	-	20,861	11,806
Total assets	116,610,663	7,624,041,560	2,824,534,880
Liabilities:
Due to custodian	-	-	229,853
Payable for:
Collateral upon return of securities loaned	7,510,463	216,873,398	664,469,621
Fund shares repurchased	-	-	245
Expenses recaptured	-	285,767	76,731
Accrued advisory fees	25,384	1,705,416	530,298
Accrued trustees’ and officer’s fees	-	510,885	197,287
Accrued expenses	-	2,012,140	697,119
Total liabilities	7,535,847	221,387,606	666,201,154
Net Assets	$109,074,816	$7,402,653,954	$2,158,333,726
Net assets consist of:
Shares of beneficial interest	$267,783,442	$6,448,871,189	$2,794,811,277
Distributable earnings (loss)	(158,708,626)	953,782,765	(636,477,551)
Net Assets	$109,074,816	$7,402,653,954	$2,158,333,726
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,340,000	188,900,000	58,590,000
Net asset value	$46.61	$39.19	$36.84
Market price	$46.62	$39.15	$36.80
Unaffiliated investments in securities, at cost	$101,731,029	$5,879,131,528	$2,198,380,022
Affiliated investments in securities, at cost	$7,575,901	$224,539,280	$666,240,364
(a)Includes securities on loan with an aggregate value of:	$7,288,298	$210,633,787	$639,719,244
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Operations
For the year ended April 30, 2025

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco RAFI US 1000 ETF (PRF)	Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$2,131,003	$163,454,324	$32,047,811
Affiliated dividend income	2,231	428,518	209,682
Non-cash dividend income	-	-	3,512,055
Securities lending income, net	5,322	1,008,762	3,578,646
Foreign withholding tax	(1,015)	(690,582)	(73,891)
Total investment income	2,137,541	164,201,022	39,274,303
Expenses:
Advisory fees	301,431	21,168,105	7,191,637
Sub-licensing fees	-	6,113,330	2,089,264
Accounting & administration fees	-	504,400	197,155
Custodian & transfer agent fees	-	92,625	34,728
Trustees’ and officer’s fees	-	69,117	29,600
Recapture (Note 3)	-	222,531	-
Other expenses	-	297,364	172,949
Total expenses	301,431	28,467,472	9,715,333
Less: Waivers	(43)	(4,458)	(46,130)
Net expenses	301,388	28,463,014	9,669,203
Net investment income	1,836,153	135,738,008	29,605,100
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,195,640	(57,875,724)	(93,308,737)
Affiliated investment securities	(1,152)	(502,138)	(113,113)
Unaffiliated in-kind redemptions	6,648,538	276,122,721	110,685,292
Affiliated in-kind redemptions	-	5,865	(6,759)
Foreign currencies	98	-	(46)
Net realized gain	10,843,124	217,750,724	17,256,637
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,024,950)	213,508,324	(19,222,225)
Affiliated investment securities	346	424,570	2,090
Foreign currencies	(422)	-	-
Change in net unrealized appreciation (depreciation)	(3,025,026)	213,932,894	(19,220,135)
Net realized and unrealized gain (loss)	7,818,098	431,683,618	(1,963,498)
Net increase in net assets resulting from operations	$9,654,251	$567,421,626	$27,641,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

35

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)		Invesco RAFI US 1000 ETF (PRF)
	2025	2024	2025	2024
Operations:
Net investment income	$1,836,153	$1,923,753	$135,738,008	$119,755,837
Net realized gain	10,843,124	7,393,479	217,750,724	518,891,499
Change in net unrealized appreciation (depreciation)	(3,025,026)	7,640,675	213,932,894	411,969,335
Net increase in net assets resulting from operations	9,654,251	16,957,907	567,421,626	1,050,616,671
Distributions to Shareholders from:
Distributable earnings	(1,863,424)	(1,726,778)	(136,150,224)	(118,226,422)
Shareholder Transactions:
Proceeds from shares sold	39,806,806	36,641,918	754,167,169	1,046,334,941
Value of shares repurchased	(34,747,329)	(46,213,201)	(591,727,931)	(1,142,163,161)
Net increase (decrease) in net assets resulting from share transactions	5,059,477	(9,571,283)	162,439,238	(95,828,220)
Net increase (decrease) in net assets	12,850,304	5,659,846	593,710,640	836,562,029
Net assets:
Beginning of year	96,224,512	90,564,666	6,808,943,314	5,972,381,285
End of year	$109,074,816	$96,224,512	$7,402,653,954	$6,808,943,314
Changes in Shares Outstanding:
Shares sold	810,000	960,000 (a)	18,910,000	28,600,000 (b)
Shares repurchased	(710,000)	(1,210,000)(a)	(14,960,000)	(31,750,000)(b)
Shares outstanding, beginning of year	2,240,000	2,490,000 (a)	184,950,000	188,100,000 (b)
Shares outstanding, end of year	2,340,000	2,240,000 (a)	188,900,000	184,950,000 (b)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
2025	2024

$29,605,100	$28,959,024
17,256,637	201,447,063
(19,220,135)	93,343,781
27,641,602	323,749,868

(34,448,579)	(30,155,544)

277,881,617	669,501,367
(374,559,487)	(629,474,230)
(96,677,870)	40,027,137
(103,484,847)	333,621,461

2,261,818,573	1,928,197,112
$2,158,333,726	$2,261,818,573

7,230,000	18,050,000 (b)
(9,910,000)	(16,980,000)(b)
61,270,000	60,200,000 (b)
58,590,000	61,270,000 (b)

37

Financial Highlights
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$42.96	$36.37	$35.13	$40.78	$27.58
Net investment income(b)	0.83	0.82	0.44	0.26	0.25
Net realized and unrealized gain (loss) on investments	3.65	6.52	1.30	(5.62)	13.25
Total from investment operations	4.48	7.34	1.74	(5.36)	13.50
Distributions to shareholders from:
Net investment income	(0.83)	(0.75)	(0.50)	(0.29)	(0.30)
Net asset value at end of year	$46.61	$42.96	$36.37	$35.13	$40.78
Market price at end of year(c)	$46.62	$42.97	$36.36	$35.10	$40.80
Net Asset Value Total Return(d)	10.44%	20.33%	5.09%	(13.20)%	49.27%
Market Price Total Return(d)	10.43%	20.38%	5.16%	(13.32)%	51.78%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$109,075	$96,225	$90,565	$105,401	$135,810
Ratio to average net assets of:
Expenses, after Waivers	0.29%	0.39%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.29%	0.40%	0.63%	0.60%	0.62%
Net investment income	1.76%	2.07%	1.25%	0.64%	0.75%
Portfolio turnover rate(e)	154%	256%	233%	228%	321%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco RAFI US 1000 ETF (PRF)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$36.82	$31.75	$32.08	$31.54	$20.83
Net investment income(b)	0.74	0.65	0.64	0.58	0.49
Net realized and unrealized gain (loss) on investments	2.38	5.06	(0.33)	0.52	10.73
Total from investment operations	3.12	5.71	0.31	1.10	11.22
Distributions to shareholders from:
Net investment income	(0.75)	(0.64)	(0.64)	(0.56)	(0.51)
Net asset value at end of year	$39.19	$36.82	$31.75	$32.08	$31.54
Market price at end of year(c)	$39.15	$36.83	$31.74	$32.06	$31.54
Net Asset Value Total Return(d)	8.46%	18.16%	1.11%	3.45%	54.54%
Market Price Total Return(d)	8.31%	18.22%	1.12%	3.41%	54.32%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$7,402,654	$6,808,943	$5,972,381	$5,648,975	$5,110,669
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39%	0.39%	0.39%	0.39%	0.40%
Net investment income	1.86%	1.91%	2.05%	1.76%	1.94%
Portfolio turnover rate(e)	6%	10%	9%	10%	11%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$36.92	$32.03	$33.40	$36.14	$20.62
Net investment income(b)	0.48	0.48	0.47	0.37	0.24
Net realized and unrealized gain (loss) on investments	(0.00)(c)	4.91	(1.40)	(2.73)	15.55
Total from investment operations	0.48	5.39	(0.93)	(2.36)	15.79
Distributions to shareholders from:
Net investment income	(0.56)	(0.50)	(0.44)	(0.38)	(0.27)
Net asset value at end of year	$36.84	$36.92	$32.03	$33.40	$36.14
Market price at end of year(d)	$36.80	$36.93	$32.01	$33.40	$36.13
Net Asset Value Total Return(e)	1.16%	16.92%	(2.77)%	(6.60)%	77.05%
Market Price Total Return(e)	1.03%	17.05%	(2.83)%	(6.59)%	76.88%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,158,334	$2,261,819	$1,928,197	$1,795,293	$1,949,569
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.19%	1.37%	1.43%	1.01%	0.87%
Portfolio turnover rate(f)	17%	26%	27%	28%	25%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg MVP Multi-factor ETF (BMVP)	"Bloomberg MVP Multi-factor ETF"
Invesco RAFI US 1000 ETF (PRF)(a)	"RAFI US 1000 ETF"
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)(b)	"RAFI US 1500 Small-Mid ETF"

(a)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI US 1000 ETF to Invesco RAFI US 1000 ETF.
(b)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI US 1500 Small-Mid ETF to Invesco RAFI US 1500 Small-Mid ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Bloomberg MVP Multi-factor ETF and RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg MVP Multi-factor ETF	Bloomberg MVP Index
RAFI US 1000 ETF	RAFITM Fundamental Select US 1000 Index
RAFI US 1500 Small-Mid ETF	RAFITM Fundamental Select US 1500 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for

41

debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

42

B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Bloomberg MVP Multi-factor ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF are responsible for all of their own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions

43

of portfolio transactions, sub-licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

44

received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg MVP Multi-factor ETF	$566
RAFI US 1000 ETF	97,792
RAFI US 1500 Small-Mid ETF	321,254

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

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Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary

46

due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Bloomberg MVP Multi-factor ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.29% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Pursuant to another Investment Advisory Agreement, each of RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of RAFI US 1000 ETF and the RAFI US 1500 Small-Mid ETF, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for RAFI US 1000 ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Bloomberg MVP Multi-factor ETF	$43
RAFI US 1000 ETF	4,458
RAFI US 1500 Small-Mid ETF	46,130

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For RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of April 30, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28
RAFI US 1000 ETF	$184,821	$-	$184,821	$-
RAFI US 1500 Small-Mid ETF	412,576	213,285	155,476	43,815
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg MVP Multi-factor ETF	Bloomberg Index Services Limited
RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC
RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg MVP Multi-factor ETF	$10,099
RAFI US 1000 ETF	14,782
RAFI US 1500 Small-Mid ETF	64,450
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg MVP Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,978,927	$-	$-	$108,978,927
Money Market Funds	65,438	7,510,304	-	7,575,742
Total Investments	$109,044,365	$7,510,304	$-	$116,554,669
RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,397,151,478	$-	$0	$7,397,151,478
Money Market Funds	2,764,003	216,861,523	-	219,625,526
Total Investments	$7,399,915,481	$216,861,523	$0	$7,616,777,004
RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,157,803,903	$22,283	$274,224	$2,158,100,410
Money Market Funds	918,862	664,430,577	-	665,349,439
Total Investments	$2,158,722,765	$664,452,860	$274,224	$2,823,449,849
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Bloomberg MVP Multi-factor ETF	$1,863,424	$1,726,778
RAFI US 1000 ETF	136,150,224	118,226,422
RAFI US 1500 Small-Mid ETF	34,448,579	30,155,544

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Bloomberg MVP Multi-factor ETF	$91,740	$-	$7,230,820	$(166,031,186)	$267,783,442	$109,074,816
RAFI US 1000 ETF	5,469,170	(509,917)	1,352,817,077	(403,993,565)	6,448,871,189	7,402,653,954
RAFI US 1500 Small-Mid ETF	-	(196,883)	(151,307,228)	(484,973,440)	2,794,811,277	2,158,333,726
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg MVP Multi-factor ETF	$166,031,186	$-	$166,031,186
RAFI US 1000 ETF	33,641,517	370,352,048	403,993,565
RAFI US 1500 Small-Mid ETF	83,877,716	401,095,724	484,973,440

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg MVP Multi-factor ETF	$160,569,306	$160,979,804
RAFI US 1000 ETF	414,248,102	410,890,546
RAFI US 1500 Small-Mid ETF	420,680,244	414,008,802
For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg MVP Multi-factor ETF	$39,628,405	$34,186,799
RAFI US 1000 ETF	738,326,814	576,584,224
RAFI US 1500 Small-Mid ETF	276,278,703	373,026,276
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Bloomberg MVP Multi-factor ETF	$9,144,004	$(1,913,184)	$7,230,820	$109,323,849
RAFI US 1000 ETF	1,903,317,207	(550,500,130)	1,352,817,077	6,263,959,927
RAFI US 1500 Small-Mid ETF	370,377,860	(521,685,088)	(151,307,228)	2,974,757,077
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Bloomberg MVP Multi-factor ETF	$98	$(6,638,853)	$6,638,755
RAFI US 1000 ETF	5,697	(263,723,353)	263,717,656
RAFI US 1500 Small-Mid ETF	2,862,333	(67,964,751)	65,102,418
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg MVP Multi-factor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which

50

undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Bloomberg MVP Multi-factor ETF, Invesco RAFI US 1000 ETF and Invesco RAFI US 1500 Small-Mid ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Bloomberg MVP Multi-factor ETF, Invesco RAFI US 1000 ETF and Invesco RAFI US 1500 Small-Mid ETF (three of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Bloomberg MVP Multi-factor ETF	1%	99%	93%	0%	0%
Invesco RAFI US 1000 ETF	0%	100%	100%	0%	0%
Invesco RAFI US 1500 Small-Mid ETF	12%	87%	79%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays

54

Approval of Investment Advisory Contracts—(continued)
its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses
●
0.07% of the Fund’s average daily net assets for Invesco Dow Jones Industrial Average Dividend ETF;
●
0.20% of the Fund’s average daily net assets for each of Invesco S&P 500® Equal Weight ETF and Invesco S&P 500® Top 50 ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco S&P 500 BuyWrite ETF and Invesco Bloomberg MVP Multi-factor ETF;
●
0.35% of the Fund’s average daily net assets for each of Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® GARP ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF;
●
0.60% of the Fund’s average daily net assets for Invesco NASDAQ Internet ETF; and
●
0.40% of the Fund’s average daily net assets for each other Fund.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF	X		X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF	X		X
Invesco S&P 500® Equal Weight ETF	X		X
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF	X		X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF	X	X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF			X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X

55

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

56

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration

57

Approval of Investment Advisory Contracts—(continued)
statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
●
0.15% of the Fund’s average daily net assets for Invesco S&P 500® Quality ETF;
●
0.25% of the Fund’s average daily net assets for each of Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.40% of the Fund’s average daily net assets for each of Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF; and
●
0.50% of the Fund’s average daily net assets for each other Fund.
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund’s average daily net assets, at least until August 31, 2027, as set forth below:
●
0.15%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 500® Quality ETF;
●
0.25%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF;
●
0.60%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF and Invesco Dorsey Wright Utilities Momentum ETF; and
●
0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Aerospace & Defense ETF, Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco BuyBack AchieversTM ETF, Invesco Dorsey Wright Momentum ETF, Invesco Energy Exploration & Production ETF, Invesco Financial Preferred ETF, Invesco Food & Beverage ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco Leisure and Entertainment ETF, Invesco MSCI

58

Approval of Investment Advisory Contracts—(continued)
Sustainable Future ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF, Invesco Semiconductors ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X

59

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF		X	X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF		X	X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X

60

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.

61

Approval of Investment Advisory Contracts—(continued)
Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

62

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

63

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BM-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2025
PKW	Invesco BuyBack AchieversTM ETF
PFM	Invesco Dividend AchieversTM ETF
DJD	Invesco Dow Jones Industrial Average Dividend ETF
PGF	Invesco Financial Preferred ETF
PEY	Invesco High Yield Equity Dividend AchieversTM ETF
PID	Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack AchieversTM ETF (PKW)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-6.39%
Bumble, Inc., Class A(b)(c)	46,251	$195,179
CarGurus, Inc.(b)	44,345	1,239,886
Comcast Corp., Class A	1,610,844	55,090,865
Fox Corp., Class A(c)	109,280	5,441,051
Iridium Communications, Inc.(c)	50,783	1,225,394
Liberty Global Ltd., Class A (Belgium)(b)(c)	89,805	983,365
Match Group, Inc.	137,176	4,068,640
Nexstar Media Group, Inc., Class A	15,129	2,264,206
PubMatic, Inc., Class A(b)	20,228	197,627
Scholastic Corp.	11,928	215,062
TEGNA, Inc.	72,835	1,182,112
Travelzoo(b)(c)	3,501	48,559
Ziff Davis, Inc.(b)(c)	21,034	621,134
ZoomInfo Technologies, Inc., Class A(b)(c)	181,469	1,553,375
		74,326,455
Consumer Discretionary-22.24%
Academy Sports & Outdoors, Inc.(c)	28,203	1,062,689
Adient PLC(b)	33,874	428,506
Adtalem Global Education, Inc.(b)(c)	17,189	1,825,472
Autoliv, Inc. (Sweden)(c)	36,159	3,371,104
AutoNation, Inc.(b)	15,614	2,719,178
Booking Holdings, Inc.	12,902	65,790,911
BorgWarner, Inc.	120,336	3,415,136
Boyd Gaming Corp.	32,352	2,236,817
Build-A-Bear Workshop, Inc.(c)	6,819	240,574
Caleres, Inc.(c)	15,318	233,446
Chegg, Inc.(b)	56,363	40,987
Chewy, Inc., Class A(b)	96,169	3,606,338
Choice Hotels International, Inc.(c)	12,124	1,528,958
Columbia Sportswear Co.(c)	13,083	813,370
Denny’s Corp.(b)(c)	26,119	96,379
Designer Brands, Inc., Class A(c)	18,795	52,438
Destination XL Group, Inc.(b)(c)	25,307	25,044
eBay, Inc.	255,258	17,398,385
El Pollo Loco Holdings, Inc.(b)	13,392	125,215
Etsy, Inc.(b)	50,625	2,201,175
European Wax Center, Inc., Class A(b)(c)	15,994	49,901
Expedia Group, Inc.	66,847	10,490,300
Garrett Motion, Inc. (Switzerland)(c)	98,112	904,593
General Motors Co.	539,289	24,397,434
Gentherm, Inc.(b)	15,094	392,595
Graham Holdings Co., Class B	1,743	1,603,647
Harley-Davidson, Inc.(c)	55,291	1,239,624
Hilton Grand Vacations, Inc.(b)(c)	31,655	1,064,558
Hilton Worldwide Holdings, Inc.	131,252	29,594,701
Hyatt Hotels Corp., Class A(c)	20,901	2,355,125
KB Home	33,781	1,825,187
Las Vegas Sands Corp.	156,865	5,752,240
Lear Corp.(c)	28,144	2,413,348
Lucky Strike Entertainment Corp.(c)	12,177	114,464
Marriott International, Inc., Class A	139,725	33,335,590
Mohawk Industries, Inc.(b)	31,396	3,338,965
ODP Corp. (The)(b)(c)	14,442	197,567
PHINIA, Inc.	20,003	803,120
PulteGroup, Inc.	106,934	10,969,290
PVH Corp.	26,304	1,814,450
	Shares	Value
Consumer Discretionary-(continued)
Sturm, Ruger & Co., Inc.	8,119	$330,119
TopBuild Corp.(b)	13,490	3,989,802
Travel + Leisure Co.	34,996	1,537,374
United Parks & Resorts, Inc.(b)(c)	10,788	470,896
Vera Bradley, Inc.(b)(c)	10,861	21,179
Wyndham Hotels & Resorts, Inc.	35,741	3,048,707
Yum China Holdings, Inc. (China)	216,233	9,365,051
		258,631,949
Consumer Staples-4.11%
Archer-Daniels-Midland Co.	235,326	11,236,817
Beauty Health Co. (The)(b)(c)	56,328	55,849
Boston Beer Co., Inc. (The), Class A(b)	4,497	1,105,363
Coca-Cola Consolidated, Inc.	3,069	4,160,981
Maplebear, Inc.(b)(c)	123,599	4,930,364
Monster Beverage Corp.(b)	404,004	24,288,720
Seaboard Corp.	151	390,483
Seneca Foods Corp., Class A(b)	2,574	230,862
Spectrum Brands Holdings, Inc.(c)	15,172	957,353
TreeHouse Foods, Inc.(b)	19,973	465,171
		47,821,963
Energy-9.29%
Cheniere Energy, Inc.	128,964	29,804,870
CNX Resources Corp.(b)(c)	74,698	2,198,362
Core Natural Resources, Inc.(c)	26,810	1,935,950
Gran Tierra Energy, Inc. (Colombia)(b)(c)	18,417	81,219
Magnolia Oil & Gas Corp., Class A(c)	77,178	1,584,464
Marathon Petroleum Corp.	170,646	23,448,467
Murphy Oil Corp.(c)	72,414	1,486,659
Navigator Holdings Ltd.(c)	19,207	243,737
Par Pacific Holdings, Inc.(b)	25,071	359,017
Patterson-UTI Energy, Inc.(c)	160,409	904,707
PBF Energy, Inc., Class A(c)	42,676	733,174
Peabody Energy Corp.(c)	55,375	683,328
Phillips 66	223,322	23,238,887
PrimeEnergy Resources Corp.(b)(c)	357	60,644
ProPetro Holding Corp.(b)(c)	38,071	189,594
Ranger Energy Services, Inc., Class A	10,201	113,129
Scorpio Tankers, Inc. (Monaco)	25,328	954,612
Valero Energy Corp.	172,250	19,996,502
		108,017,322
Financials-27.37%
Acadian Asset Management, Inc.	13,835	372,715
Affiliated Managers Group, Inc.	13,327	2,207,351
Aflac, Inc.	267,506	29,072,552
American International Group, Inc.	321,585	26,215,609
Angel Oak Mortgage REIT, Inc.(c)	10,569	99,877
Assured Guaranty Ltd.	25,627	2,248,257
Bancorp, Inc. (The)(b)(c)	21,895	1,057,747
Bank of New York Mellon Corp. (The)	389,140	31,290,747
Brighthouse Financial, Inc.(b)	30,464	1,773,614
Cannae Holdings, Inc.(c)	31,862	564,276
CNO Financial Group, Inc.	50,307	1,908,648
Corebridge Financial, Inc.	121,822	3,609,586
Corpay, Inc.(b)	35,240	11,466,039
Diamond Hill Investment Group, Inc.(c)	1,479	186,324
Donegal Group, Inc., Class A	9,707	187,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
April 30, 2025
	Shares	Value
Financials-(continued)
Enova International, Inc.(b)(c)	12,493	$1,146,733
Equitable Holdings, Inc.	139,763	6,911,280
Federated Hermes, Inc., Class B	39,847	1,618,187
Fidelity National Information Services, Inc.	271,821	21,441,241
First Bancorp	76,532	1,503,089
Genworth Financial, Inc., Class A(b)	191,835	1,315,988
Globe Life, Inc.	45,597	5,623,934
International General Insurance Holdings Ltd. (Jordan)	18,018	433,513
International Money Express, Inc.(b)	16,437	204,148
Jackson Financial, Inc., Class A	36,023	2,806,552
Lazard, Inc.	50,066	1,947,567
MetLife, Inc.	329,945	24,867,955
MGIC Investment Corp.	109,075	2,717,058
Navient Corp.(c)	34,793	430,737
Old Republic International Corp.	116,860	4,393,936
OppFi, Inc.(c)	13,969	130,610
Pathward Financial, Inc.	10,862	862,117
PayPal Holdings, Inc.(b)	570,391	37,554,543
Primerica, Inc.	13,996	3,667,932
PROG Holdings, Inc.	18,262	481,386
Runway Growth Finance Corp.	21,534	196,605
SLM Corp.	103,129	2,981,459
SuRo Capital Corp.(b)(c)	12,086	55,837
Synchrony Financial	188,286	9,781,458
Unum Group	84,601	6,570,114
Voya Financial, Inc.	50,123	2,967,282
Wells Fargo & Co.	827,973	58,794,363
Western Union Co. (The)	159,778	1,583,400
WEX, Inc.(b)(c)	20,590	2,684,318
World Acceptance Corp.(b)	3,015	389,297
		318,323,811
Health Care-6.18%
Azenta, Inc.(b)(c)	20,551	541,313
DaVita, Inc.(b)	25,831	3,656,378
DENTSPLY SIRONA, Inc.	89,495	1,243,981
Exelixis, Inc.(b)	145,240	5,686,146
Fulcrum Therapeutics, Inc.(b)(c)	25,522	98,260
HCA Healthcare, Inc.	102,211	35,270,972
Incyte Corp.(b)	104,890	6,572,407
Integra LifeSciences Holdings Corp.(b)(c)	33,838	554,605
Omeros Corp.(b)(c)	31,075	228,401
OPKO Health, Inc.(b)	220,711	304,581
Premier, Inc., Class A(c)	43,171	878,530
Pro-Dex, Inc.(b)(c)	1,297	85,187
Progyny, Inc.(b)	32,504	742,391
Roivant Sciences Ltd.(b)(c)	242,743	2,820,674
Tenet Healthcare Corp.(b)	42,232	6,037,064
United Therapeutics Corp.(b)	23,306	7,063,816
Utah Medical Products, Inc.(c)	1,779	92,063
Zynex, Inc.(b)(c)	9,237	15,334
		71,892,103
Industrials-14.36%
AerCap Holdings N.V. (Ireland)	101,236	10,731,016
American Woodmark Corp.(b)	6,672	393,648
Atkore, Inc.(c)	17,256	1,102,141
Avis Budget Group, Inc.(b)(c)	18,465	1,710,413
Builders FirstSource, Inc.(b)	56,341	6,740,074
Carlisle Cos., Inc.	23,165	8,790,654
	Shares	Value
Industrials-(continued)
Caterpillar, Inc.	180,231	$55,740,041
CNH Industrial N.V.	460,553	5,328,598
Conduent, Inc.(b)	86,778	183,102
Core & Main, Inc., Class A(b)	99,724	5,253,460
Griffon Corp.(c)	20,006	1,362,609
Huron Consulting Group, Inc.(b)	9,610	1,295,332
IBEX Holdings Ltd.(b)	5,705	142,853
Legalzoom.com, Inc.(b)	61,935	453,364
MillerKnoll, Inc.	33,405	547,842
REV Group, Inc.	24,134	789,182
RTX Corp.	448,740	56,599,576
Safe Bulkers, Inc. (Monaco)	32,777	111,114
Science Applications International Corp.	25,048	3,031,559
Taylor Devices, Inc.(b)(c)	1,809	57,707
Textron, Inc.	91,108	6,411,270
TrueBlue, Inc.(b)(c)	15,074	65,421
Wabash National Corp.(c)	20,560	142,070
		166,983,046
Information Technology-4.89%
ASGN, Inc.(b)(c)	21,344	1,075,311
Blackbaud, Inc.(b)	17,601	1,065,565
Clearfield, Inc.(b)(c)	6,763	193,895
Core Scientific, Inc.(b)(c)	161,531	1,308,401
Diodes, Inc.(b)	20,304	779,674
Dropbox, Inc., Class A(b)(c)	116,748	3,333,155
DXC Technology Co.(b)	81,425	1,263,716
HP, Inc.	505,507	12,925,814
IPG Photonics Corp.(b)(c)	15,211	910,987
Jabil, Inc.	55,397	8,118,984
Magnachip Semiconductor Corp. (South Korea)(b)	18,502	58,096
MeridianLink, Inc.(b)(c)	20,766	351,153
Sprinklr, Inc., Class A(b)(c)	57,227	440,076
TD SYNNEX Corp.(c)	38,431	4,258,155
Twilio, Inc., Class A(b)	88,008	8,511,254
VeriSign, Inc.(b)	43,637	12,310,870
		56,905,106
Materials-1.83%
CF Industries Holdings, Inc.	84,466	6,619,600
Cleveland-Cliffs, Inc.(b)(c)	259,454	2,137,901
MP Materials Corp.(b)(c)	61,256	1,498,322
Ryerson Holding Corp.(c)	14,325	334,918
Steel Dynamics, Inc.	82,108	10,650,229
		21,240,970
Real Estate-0.41%
Healthcare Realty Trust, Inc.(c)	180,030	2,795,866
JBG SMITH Properties, (Acquired 01/31/2023 - 04/17/2025; Cost $638,560)(c)(d)	36,428	509,263
National Storage Affiliates Trust(c)	37,445	1,392,954
		4,698,083
Utilities-2.95%
NRG Energy, Inc.	109,213	11,967,561
Vistra Corp.	172,596	22,373,619
		34,341,180
Total Common Stocks & Other Equity Interests (Cost $1,179,518,826)		1,163,181,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
April 30, 2025
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $1,335,636)	1,335,636	$1,335,636
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $1,180,854,462)		1,164,517,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.54%
Invesco Private Government Fund, 4.32%(e)(f)(g)	14,425,128	14,425,128
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	38,412,682	$38,420,365
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,847,695)		52,845,493
TOTAL INVESTMENTS IN SECURITIES-104.67% (Cost $1,233,702,157)		1,217,363,117
OTHER ASSETS LESS LIABILITIES-(4.67)%		(54,363,258)
NET ASSETS-100.00%		$1,162,999,859

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Restricted security. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,218,822	$23,531,561	$(23,414,747)	$-	$-	$1,335,636	$57,120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,741,055	143,047,240	(146,363,167)	-	-	14,425,128	708,050 *
Invesco Private Prime Fund	45,618,982	236,508,330	(243,701,869)	3,753	(8,831)	38,420,365	1,876,030 *
Total	$64,578,859	$403,087,131	$(413,479,783)	$3,753	$(8,831)	$54,181,129	$2,641,200

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend AchieversTM ETF (PFM)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.40%
Cogent Communications Holdings, Inc.(b)	1,433	$77,883
Comcast Corp., Class A	109,605	3,748,491
John Wiley & Sons, Inc., Class A(b)	1,308	57,081
Nexstar Media Group, Inc., Class A(b)	883	132,150
Verizon Communications, Inc.	122,447	5,395,015
		9,410,620
Consumer Discretionary-4.60%
Best Buy Co., Inc.	6,214	414,412
Brunswick Corp.(b)	1,916	88,232
Churchill Downs, Inc.(b)	2,141	193,568
D.R. Horton, Inc.	9,159	1,157,148
Dick’s Sporting Goods, Inc.	1,684	316,154
Dillard’s, Inc., Class A(b)	348	120,638
Domino’s Pizza, Inc.(b)	994	487,428
Genuine Parts Co.	4,031	473,844
Haverty Furniture Cos., Inc.(b)	442	8,027
Home Depot, Inc. (The)	28,892	10,415,277
Johnson Outdoors, Inc., Class A(b)	267	6,095
Lithia Motors, Inc., Class A	760	222,497
Lowe’s Cos., Inc.	16,409	3,668,396
McDonald’s Corp.	20,778	6,641,688
NIKE, Inc., Class B	34,327	1,936,043
Polaris, Inc.(b)	1,631	55,389
Pool Corp.(b)	1,091	319,816
Service Corp. International	4,189	334,701
Shoe Carnival, Inc.(b)	786	13,661
Starbucks Corp.	33,010	2,642,450
Thor Industries, Inc.(b)	1,547	112,034
Tractor Supply Co.(b)	15,450	782,079
Williams-Sonoma, Inc.	3,580	553,002
		30,962,579
Consumer Staples-13.03%
Altria Group, Inc.	49,130	2,906,039
Andersons, Inc. (The)	986	37,182
Archer-Daniels-Midland Co.	13,943	665,778
Brown-Forman Corp., Class B(b)	8,820	307,289
Casey’s General Stores, Inc.	1,076	497,747
Church & Dwight Co., Inc.	7,146	709,884
Clorox Co. (The)	3,583	509,861
Coca-Cola Co. (The)	125,082	9,074,699
Colgate-Palmolive Co.	23,582	2,174,025
Costco Wholesale Corp.	12,933	12,861,868
Flowers Foods, Inc.(b)	6,128	107,791
Hershey Co. (The)(b)	4,294	717,914
Hormel Foods Corp.	15,978	477,742
Ingredion, Inc.	1,867	247,975
J&J Snack Foods Corp.(b)	569	73,737
J.M. Smucker Co. (The)	3,093	359,623
Kimberly-Clark Corp.	9,642	1,270,623
Kroger Co. (The)	21,029	1,518,504
Lancaster Colony Corp.	798	129,898
McCormick & Co., Inc.	7,337	562,454
Mondelez International, Inc., Class A	37,591	2,561,075
Oil-Dri Corp.of America	300	12,627
PepsiCo, Inc.	39,886	5,407,744
Philip Morris International, Inc.	45,221	7,749,071
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	68,348	$11,111,334
SpartanNash Co.	978	19,404
Sysco Corp.	14,213	1,014,808
Target Corp.	13,315	1,287,560
Tootsie Roll Industries, Inc.(b)	1,196	38,272
Tyson Foods, Inc., Class A	8,313	509,088
Universal Corp.(b)	721	42,013
Walmart, Inc.	233,955	22,752,124
WD-40 Co.	396	90,431
		87,806,184
Energy-3.84%
Chevron Corp.	51,205	6,966,952
Delek Logistics Partners L.P.	1,560	61,230
Enterprise Products Partners L.P.	62,936	1,881,786
Exxon Mobil Corp.	126,441	13,355,963
MPLX L.P.	29,713	1,513,283
Phillips 66	11,847	1,232,799
Texas Pacific Land Corp.(b)	672	866,121
		25,878,134
Financials-20.04%
1st Source Corp.(b)	717	42,984
Aflac, Inc.	15,881	1,725,947
Alerus Financial Corp.	740	14,711
Allstate Corp. (The)	7,703	1,528,198
American Financial Group, Inc.	2,438	308,797
Ameriprise Financial, Inc.	2,792	1,315,088
AMERISAFE, Inc.(b)	557	25,895
Aon PLC, Class A	6,279	2,227,726
Arbor Realty Trust, Inc.(b)	5,505	63,473
Arrow Financial Corp.(b)	489	11,995
Arthur J. Gallagher & Co.	7,401	2,373,427
Associated Banc-Corp(b)	4,833	106,616
Assurant, Inc.	1,476	284,484
Assured Guaranty Ltd.	1,456	127,735
Atlantic Union Bankshares Corp., Class B(b)	2,608	72,242
BancFirst Corp.(b)	963	113,461
Bank First Corp.	292	31,881
Bank of America Corp.	221,164	8,820,020
Bank of New York Mellon Corp. (The)	20,816	1,673,815
Bank OZK(b)	3,298	140,495
Bar Harbor Bankshares	446	13,219
BlackRock, Inc.	4,512	4,125,141
BOK Financial Corp.	1,868	174,042
Brown & Brown, Inc.	8,306	918,644
Cadence Bank(b)	5,330	155,956
Capital City Bank Group, Inc.	495	18,087
Cass Information Systems, Inc.(b)	396	16,133
Cboe Global Markets, Inc.	3,043	674,937
Chubb Ltd.	11,634	3,328,255
Cincinnati Financial Corp.	4,549	633,266
City Holding Co.(b)	429	49,708
Civista Bancshares, Inc.	460	10,355
CME Group, Inc., Class A	10,472	2,901,582
CNO Financial Group, Inc.	2,931	111,202
Cohen & Steers, Inc.(b)	1,481	113,030
Commerce Bancshares, Inc.	3,887	236,096
Community Financial System, Inc.(b)	1,532	83,632
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2025
	Shares	Value
Financials-(continued)
Community Trust Bancorp, Inc.(b)	529	$25,900
Cullen/Frost Bankers, Inc.(b)	1,869	217,682
Donegal Group, Inc., Class A	819	15,848
Enterprise Financial Services Corp.(b)	1,072	55,765
Erie Indemnity Co., Class A	1,341	480,909
Evercore, Inc., Class A	1,135	233,004
FactSet Research Systems, Inc.	1,103	476,739
Federal Agricultural Mortgage Corp., Class C	273	47,865
Fidelity National Financial, Inc.	7,994	512,016
Fifth Third Bancorp	19,343	695,187
First American Financial Corp.(b)	2,987	181,639
First Business Financial Services, Inc.	243	11,698
First Community Bankshares, Inc.(b)	535	20,159
First Financial Bankshares, Inc.(b)	4,153	139,167
First Financial Corp.(b)	345	17,043
First Merchants Corp.(b)	1,702	60,659
Franklin Resources, Inc.	15,267	286,409
German American Bancorp, Inc.	1,085	41,132
Globe Life, Inc.	2,434	300,210
Goldman Sachs Group, Inc. (The)	9,079	4,971,206
Hanover Insurance Group, Inc. (The)	1,042	173,076
Hartford Insurance Group, Inc. (The)	8,290	1,016,934
Heritage Financial Corp.	985	22,478
Home BancShares, Inc.	5,769	160,090
Horace Mann Educators Corp.	1,186	49,266
Independent Bank Corp.(b)	1,237	73,094
Independent Bank Corp.	610	18,581
Intercontinental Exchange, Inc.	16,698	2,804,763
International Bancshares Corp.(b)	1,810	110,482
Jack Henry & Associates, Inc.	2,122	368,018
JPMorgan Chase & Co.	81,442	19,922,342
Lakeland Financial Corp.	752	41,864
Main Street Capital Corp.(b)	2,560	137,114
MarketAxess Holdings, Inc.	1,093	242,198
Marsh & McLennan Cos., Inc.	14,269	3,217,231
Mastercard, Inc., Class A	26,363	14,448,506
Mercantile Bank Corp.	472	19,970
MetLife, Inc.	19,799	1,492,251
Moody’s Corp.	5,227	2,368,458
Morgan Stanley	46,923	5,415,853
Morningstar, Inc.	1,244	354,192
MSCI, Inc.	2,253	1,228,133
Nasdaq, Inc.	16,715	1,273,850
NBT Bancorp, Inc.(b)	1,373	58,133
Nelnet, Inc., Class A(b)	749	79,461
Northrim BanCorp, Inc.	161	12,927
Old Republic International Corp.	7,211	271,134
PNC Financial Services Group, Inc. (The)	11,498	1,847,614
Primerica, Inc.(b)	963	252,373
Principal Financial Group, Inc.	6,558	486,276
Prosperity Bancshares, Inc.(b)	2,767	187,879
Prudential Financial, Inc.	10,286	1,056,475
Raymond James Financial, Inc.	5,955	816,073
Regions Financial Corp.	26,310	536,987
Reinsurance Group of America, Inc.	1,921	359,823
RenaissanceRe Holdings Ltd. (Bermuda)	1,431	346,202
Republic Bancorp, Inc., Class A	505	34,264
RLI Corp.	2,665	197,237
S&P Global, Inc.	8,945	4,472,947
S&T Bancorp, Inc.(b)	1,110	40,448
	Shares	Value
Financials-(continued)
SEI Investments Co.	3,693	$289,125
Selective Insurance Group, Inc.	1,768	154,223
ServisFirst Bancshares, Inc.	1,586	112,955
Simmons First National Corp., Class A(b)	3,660	68,296
Southern Missouri Bancorp, Inc.	329	17,322
Southside Bancshares, Inc.(b)	880	24,807
SouthState Corp.	2,945	255,567
State Street Corp.	8,380	738,278
Stock Yards Bancorp, Inc.(b)	852	62,017
T. Rowe Price Group, Inc.(b)	6,472	573,096
Tompkins Financial Corp.	422	25,151
Towne Bank(b)	2,191	72,193
Travelers Cos., Inc. (The)	6,592	1,741,145
TriCo Bancshares(b)	956	36,883
U.S. Bancorp	45,333	1,828,733
UMB Financial Corp.	2,113	199,826
United Bankshares, Inc.(b)	4,160	142,646
United Community Banks, Inc.(b)	3,474	95,917
Unity Bancorp, Inc.	292	12,089
Unum Group	5,141	399,250
Visa, Inc., Class A	50,207	17,346,519
W.R. Berkley Corp.	11,023	790,239
WaFd, Inc.(b)	2,367	67,531
WesBanco, Inc.	3,099	92,288
Westamerica Bancorporation	772	37,388
Wintrust Financial Corp.	1,941	215,781
Zions Bancorporation N.A.	4,297	193,236
		134,970,010
Health Care-16.12%
Abbott Laboratories	50,437	6,594,638
AbbVie, Inc.	51,344	10,017,214
Agilent Technologies, Inc.	8,287	891,681
Amgen, Inc.	15,632	4,547,662
Becton, Dickinson and Co.	8,341	1,727,338
Bristol-Myers Squibb Co.	58,976	2,960,595
Cardinal Health, Inc.	7,018	991,573
Cencora, Inc.	5,633	1,648,610
Chemed Corp.	428	248,886
Danaher Corp.	20,769	4,139,885
Elevance Health, Inc.	6,610	2,780,034
Eli Lilly and Co.	27,620	24,828,999
Ensign Group, Inc. (The)(b)	1,671	215,542
Johnson & Johnson	70,019	10,944,670
LeMaitre Vascular, Inc.(b)	659	59,798
McKesson Corp.	3,646	2,598,832
Medtronic PLC	37,263	3,158,412
Merck & Co., Inc.	73,469	6,259,559
National HealthCare Corp.(b)	451	42,615
Perrigo Co. PLC(b)	3,963	101,928
Pfizer, Inc.	164,695	4,020,205
Quest Diagnostics, Inc.	3,226	574,938
ResMed, Inc.	4,267	1,009,530
STERIS PLC(b)	2,854	641,408
Stryker Corp.	11,092	4,147,521
UnitedHealth Group, Inc.	26,643	10,961,996
West Pharmaceutical Services, Inc.	2,104	444,554
Zoetis, Inc.	13,011	2,034,920
		108,593,543
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2025
	Shares	Value
Industrials-10.63%
A.O. Smith Corp.	3,421	$232,149
ABM Industries, Inc.	1,810	88,219
Advanced Drainage Systems, Inc.	2,250	255,352
AGCO Corp.	2,171	184,166
Air Lease Corp., Class A	3,238	151,409
Alamo Group, Inc.(b)	352	58,777
Allegion PLC(b)	2,505	348,696
Apogee Enterprises, Inc.	641	25,428
Applied Industrial Technologies, Inc.	1,113	270,771
Automatic Data Processing, Inc.	11,823	3,553,994
Booz Allen Hamilton Holding Corp.	3,684	442,154
Brady Corp., Class A	1,285	90,323
Broadridge Financial Solutions, Inc.	3,403	824,887
C.H. Robinson Worldwide, Inc.	3,452	307,987
Carlisle Cos., Inc.	1,294	491,047
Caterpillar, Inc.	13,891	4,296,070
Cintas Corp.	11,726	2,482,160
Comfort Systems USA, Inc.	1,031	409,874
CSG Systems International, Inc.(b)	835	50,209
CSX Corp.	55,057	1,545,450
Cummins, Inc.	3,993	1,173,303
Donaldson Co., Inc.	3,473	228,280
Dover Corp.	3,985	680,040
Eaton Corp. PLC	11,389	3,352,580
Emerson Electric Co.	16,387	1,722,438
Expeditors International of Washington, Inc.	4,009	440,629
Exponent, Inc.	1,477	116,210
Fastenal Co.	16,666	1,349,446
Franklin Electric Co., Inc.	1,328	112,827
GATX Corp.(b)	1,032	150,631
General Dynamics Corp.	7,858	2,138,319
Gorman-Rupp Co. (The)	758	27,182
Graco, Inc.	4,928	402,174
Griffon Corp.(b)	1,381	94,060
HEICO Corp.(b)	1,600	401,216
Hillenbrand, Inc.(b)	2,049	41,451
HNI Corp.(b)	1,366	57,782
Honeywell International, Inc.	18,884	3,975,082
Hubbell, Inc.	1,560	566,561
Huntington Ingalls Industries, Inc.	1,135	261,436
Hyster-Yale, Inc.(b)	416	15,987
IDEX Corp.	2,206	383,778
Illinois Tool Works, Inc.	8,527	2,045,713
Insperity, Inc.	1,080	70,211
ITT, Inc.	2,362	323,641
J.B. Hunt Transport Services, Inc.	2,906	379,465
Kadant, Inc.(b)	343	101,185
L3Harris Technologies, Inc.	5,470	1,203,509
Landstar System, Inc.	1,024	137,370
Lennox International, Inc.	1,031	563,699
Lincoln Electric Holdings, Inc.	1,631	287,382
Lindsay Corp.	317	40,912
Lockheed Martin Corp.	6,837	3,266,377
ManpowerGroup, Inc.	1,356	58,403
Masco Corp.	6,161	373,418
Matson, Inc.	952	103,854
Matthews International Corp., Class A(b)	897	18,344
MSA Safety, Inc.	1,139	179,301
Mueller Water Products, Inc., Class A	4,551	119,418
Nordson Corp.	1,655	313,738
	Shares	Value
Industrials-(continued)
Northrop Grumman Corp.	4,205	$2,045,732
Oshkosh Corp.	1,877	157,218
Owens Corning	2,483	361,053
Paychex, Inc.	10,464	1,539,464
Republic Services, Inc.	9,076	2,275,807
Robert Half, Inc.(b)	2,970	131,571
Rockwell Automation, Inc.	3,288	814,372
RTX Corp.	38,752	4,887,790
Ryder System, Inc.	1,222	168,233
Simpson Manufacturing Co., Inc.	1,224	188,117
Snap-on, Inc.(b)	1,523	477,933
Standex International Corp.	348	49,214
Stanley Black & Decker, Inc.	4,487	269,310
Tennant Co.(b)	550	39,688
Tetra Tech, Inc.	7,791	243,001
Timken Co. (The)(b)	2,037	130,877
Toro Co. (The)	2,924	199,651
Trane Technologies PLC	6,521	2,499,564
Trinity Industries, Inc.(b)	2,374	59,587
UFP Industries, Inc.	1,764	174,371
Union Pacific Corp.	17,559	3,786,774
United Parcel Service, Inc., Class B	21,504	2,049,331
W.W. Grainger, Inc.	1,401	1,435,058
Waste Management, Inc.	11,684	2,726,578
Watsco, Inc.	1,009	463,979
Watts Water Technologies, Inc., Class A	791	164,330
Xylem, Inc.	7,058	850,983
		71,576,060
Information Technology-21.25%
Accenture PLC, Class A (Ireland)	18,195	5,443,034
Amphenol Corp., Class A	35,191	2,707,947
Analog Devices, Inc.	14,410	2,808,797
Apple, Inc.	118,206	25,118,775
Avnet, Inc.(b)	2,511	117,992
Badger Meter, Inc.	851	187,918
Broadcom, Inc.	136,520	26,276,004
CDW Corp.	3,847	617,674
Cisco Systems, Inc.	115,702	6,679,476
Dolby Laboratories, Inc., Class A	1,780	136,686
HP, Inc.	27,398	700,567
International Business Machines Corp.	26,968	6,521,402
Intuit, Inc.	8,137	5,105,723
KLA Corp.	3,858	2,710,978
Lam Research Corp.	37,303	2,673,506
Littelfuse, Inc.(b)	725	132,175
Microchip Technology, Inc.	15,633	720,369
Microsoft Corp.	72,020	28,466,625
Motorola Solutions, Inc.	4,853	2,137,213
Oracle Corp.	81,346	11,447,009
Power Integrations, Inc.(b)	1,655	81,294
QUALCOMM, Inc.	32,175	4,776,701
Roper Technologies, Inc.	3,121	1,748,010
Skyworks Solutions, Inc.(b)	4,672	300,316
TE Connectivity PLC (Switzerland)	8,669	1,268,968
Texas Instruments, Inc.	26,452	4,233,643
		143,118,802
Materials-2.97%
Air Products and Chemicals, Inc.	6,468	1,753,410
Albemarle Corp.(b)	3,419	200,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2025
	Shares	Value
Materials-(continued)
AptarGroup, Inc.	1,935	$290,153
Ashland, Inc.(b)	1,370	74,514
Avery Dennison Corp.	2,292	392,184
Avient Corp.(b)	2,655	88,438
Balchem Corp.	942	147,470
Cabot Corp.	1,576	123,779
Eastman Chemical Co.	3,349	257,873
Ecolab, Inc.	8,220	2,066,755
H.B. Fuller Co.	1,589	85,870
Hawkins, Inc.	611	74,408
Innospec, Inc.	729	65,231
Linde PLC	13,755	6,234,179
LyondellBasell Industries N.V., Class A	9,402	547,290
Materion Corp.(b)	607	50,387
Nucor Corp.	6,703	800,137
PPG Industries, Inc.	6,599	718,367
Quaker Chemical Corp.(b)	516	54,665
Reliance, Inc.	1,540	443,874
Royal Gold, Inc.	1,913	349,524
RPM International, Inc.	3,732	398,391
Sherwin-Williams Co. (The)	7,304	2,577,728
Silgan Holdings, Inc.	3,104	160,322
Sonoco Products Co.	2,856	117,096
Steel Dynamics, Inc.	4,363	565,925
Stepan Co.(b)	657	33,218
Vulcan Materials Co.	3,836	1,006,298
Westlake Corp.(b)	3,730	344,764
		20,022,432
Real Estate-1.76%
Agree Realty Corp.	3,117	241,910
Alexandria Real Estate Equities, Inc.	5,033	365,698
American Tower Corp.	13,585	3,062,195
CareTrust REIT, Inc.	5,451	159,551
CubeSmart	6,626	269,479
EastGroup Properties, Inc.	1,512	247,091
Equity LifeStyle Properties, Inc.	5,552	359,658
Essex Property Trust, Inc.	1,871	522,290
First Industrial Realty Trust, Inc.	3,844	182,897
Getty Realty Corp.(b)	1,600	44,784
Gladstone Land Corp.(b)	1,049	10,417
Mid-America Apartment Communities, Inc.	3,399	542,650
NNN REIT, Inc.	5,447	223,926
Prologis, Inc.	26,935	2,752,757
Realty Income Corp.	25,910	1,499,153
Regency Centers Corp.	5,267	380,172
Rexford Industrial Realty, Inc.	6,628	219,387
STAG Industrial, Inc.	5,419	178,990
Terreno Realty Corp.(b)	2,899	163,301
UDR, Inc.	9,626	403,137
Universal Health Realty Income Trust	405	15,475
		11,844,918
Utilities-4.27%
AES Corp. (The)	20,661	206,610
Alliant Energy Corp.	7,459	455,297
Ameren Corp.	7,846	778,637
American Electric Power Co., Inc.	15,498	1,679,053
American States Water Co.	1,107	89,789
American Water Works Co., Inc.	5,664	832,665
Artesian Resources Corp., Class A	275	9,768
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	4,613	$740,986
Avista Corp.	2,325	96,418
Black Hills Corp.	2,084	126,916
Brookfield Infrastructure Partners L.P. (Canada)	13,419	402,704
Brookfield Renewable Partners L.P. (Canada)	8,284	190,863
California Water Service Group	1,730	87,624
Chesapeake Utilities Corp.	671	88,351
CMS Energy Corp.	8,682	639,429
Consolidated Edison, Inc.	10,073	1,135,731
DTE Energy Co.	6,023	825,151
Duke Energy Corp.	22,565	2,753,381
Edison International	11,193	598,937
Entergy Corp.	12,511	1,040,540
Essential Utilities, Inc.	7,992	328,711
Evergy, Inc.	6,688	462,141
Eversource Energy(b)	10,660	634,057
IDACORP, Inc.	1,569	185,283
MGE Energy, Inc.	1,059	95,755
Middlesex Water Co.	523	33,012
National Fuel Gas Co.	2,630	201,931
New Jersey Resources Corp.	2,914	142,611
NextEra Energy, Inc.	59,778	3,997,953
NiSource, Inc.	13,658	534,164
Northwest Natural Holding Co.	1,168	50,341
NorthWestern Energy Group, Inc.	1,784	103,882
OGE Energy Corp.	5,845	265,246
ONE Gas, Inc.	1,741	136,686
Otter Tail Corp.(b)	1,214	96,367
Pinnacle West Capital Corp.	3,464	329,704
Portland General Electric Co.	3,179	133,899
Public Service Enterprise Group, Inc.	14,486	1,157,866
Sempra	18,929	1,405,857
SJW Group	976	55,378
Southern Co. (The)	31,876	2,929,086
Spire, Inc.	1,697	129,888
TXNM Energy, Inc.	2,619	139,331
UGI Corp.(b)	6,244	204,741
Unitil Corp.	475	27,864
WEC Energy Group, Inc.	9,235	1,011,417
Xcel Energy, Inc.(b)	16,698	1,180,549
York Water Co. (The)	420	14,784
		28,767,354
Total Common Stocks & Other Equity Interests (Cost $512,822,391)		672,950,636
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $766,849)	766,849	766,849
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $513,589,240)		673,717,485
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.00%
Invesco Private Government Fund, 4.32%(c)(d)(e)	3,748,139	$3,748,139
Invesco Private Prime Fund, 4.46%(c)(d)(e)	9,741,158	9,743,106
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,491,696)		13,491,245
TOTAL INVESTMENTS IN SECURITIES-102.02% (Cost $527,080,936)		687,208,730
OTHER ASSETS LESS LIABILITIES-(2.02)%		(13,633,342)
NET ASSETS-100.00%		$673,575,388

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,130	$18,751,141	$(18,194,422)	$-	$-	$766,849	$26,455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,167,515	57,143,883	(57,563,259)	-	-	3,748,139	180,563 *
Invesco Private Prime Fund	10,719,241	124,253,554	(125,228,755)	515	(1,449)	9,743,106	482,777 *
Total	$15,096,886	$200,148,578	$(200,986,436)	$515	$(1,449)	$14,258,094	$689,795

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Communication Services-13.15%
Verizon Communications, Inc.	882,923	$38,901,587
Walt Disney Co. (The)	54,509	4,957,594
		43,859,181
Consumer Discretionary-11.76%
Home Depot, Inc. (The)	40,395	14,561,993
McDonald’s Corp.	46,855	14,977,201
NIKE, Inc., Class B	171,985	9,699,954
		39,239,148
Consumer Staples-11.62%
Coca-Cola Co. (The)	253,426	18,386,056
Procter & Gamble Co. (The)	84,357	13,713,917
Walmart, Inc.	68,338	6,645,871
		38,745,844
Energy-6.85%
Chevron Corp.	168,026	22,861,618
Financials-13.20%
American Express Co.	21,422	5,707,035
Goldman Sachs Group, Inc. (The)	21,812	11,943,161
JPMorgan Chase & Co.	49,729	12,164,708
Travelers Cos., Inc. (The)	38,104	10,064,409
Visa, Inc., Class A	12,034	4,157,747
		44,037,060
Health Care-19.08%
Amgen, Inc.	60,264	17,532,003
Johnson & Johnson	112,947	17,654,745
Merck & Co., Inc.	227,214	19,358,633
UnitedHealth Group, Inc.	22,150	9,113,396
		63,658,777
	Shares	Value
Industrials-9.84%
3M Co.	76,586	$10,638,561
Caterpillar, Inc.	29,545	9,137,382
Honeywell International, Inc.	62,013	13,053,737
		32,829,680
Information Technology-12.52%
Apple, Inc.	11,850	2,518,125
Cisco Systems, Inc.	258,698	14,934,635
International Business Machines Corp.	65,223	15,772,226
Microsoft Corp.	13,169	5,205,179
NVIDIA Corp.	1,604	174,708
Salesforce, Inc.	11,765	3,161,373
		41,766,246
Materials-1.65%
Sherwin-Williams Co. (The)	15,619	5,512,258
Total Common Stocks & Other Equity Interests (Cost $315,134,375)		332,509,812
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(c) (Cost $385,164)	385,164	385,164
TOTAL INVESTMENTS IN SECURITIES-99.78% (Cost $315,519,539)		332,894,976
OTHER ASSETS LESS LIABILITIES-0.22%		721,848
NET ASSETS-100.00%		$333,616,824

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,629,548	$(11,244,384)	$-	$-	$385,164	$14,684
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	718,604	51,629,309	(52,347,913)	-	-	-	55,195 *
Invesco Private Prime Fund	1,848,277	131,967,593	(133,815,742)	182	(310)	-	146,362 *
Total	$2,566,881	$195,226,450	$(197,408,039)	$182	$(310)	$385,164	$216,241

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)
April 30, 2025
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Preferred Stocks-100.09%
Banks-50.24%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	381,346	$6,357,038
Series QQ, Pfd., 4.25%(b)	542,023	9,322,796
Series NN, Pfd., 4.38%(b)	449,187	7,892,216
Series SS, Pfd., 4.75%(b)	286,925	5,566,345
Series LL, Pfd., 5.00%(b)	543,759	11,043,745
Series KK, Pfd., 5.38%(b)	577,485	12,664,246
Series HH, Pfd., 5.88%(b)	355,740	8,505,743
Series GG, Pfd., 6.00%(b)	564,184	14,003,047
Bank OZK, Series A, Pfd., 4.63%	253,550	4,338,240
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	325,992	6,193,848
Pfd., 7.38%(b)	289,771	7,612,284
Fifth Third Bancorp, Series K, Pfd., 4.95%(b)	181,107	3,850,335
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	249,927	5,188,485
Flagstar Financial, Inc., Series A, Pfd., 6.38%(b)(c)	372,996	8,310,351
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	362,214	6,385,833
Series J, Pfd., 6.88%(b)(c)	235,439	5,949,544
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	835,829	14,877,756
Series JJ, Pfd., 4.55%(b)	627,055	12,001,833
Series LL, Pfd., 4.63%(b)	773,141	15,076,249
Series GG, Pfd., 4.75%(b)	376,021	7,550,502
Series DD, Pfd., 5.75%(b)	708,888	17,396,111
Series EE, Pfd., 6.00%(b)	773,141	19,351,719
KeyCorp
Series G, Pfd., 5.63%(b)	325,992	6,943,630
Series F, Pfd., 5.65%(b)	307,882	6,745,695
Series E, Pfd., 6.13%(b)(c)	362,214	9,149,526
Pfd., 6.20%(b)(c)	434,656	10,662,112
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	181,107	4,413,578
Series J, Pfd., 7.50%	543,320	14,501,211
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	289,771	5,091,276
Series C, Pfd., 5.70%(c)	362,214	8,338,166
Pfd., 6.95%(b)(c)	362,214	9,055,350
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	217,328	4,266,149
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	670,095	12,798,814
Series O, Pfd., 5.25%(b)	416,546	8,751,631
U.S. Bancorp
Series L, Pfd., 3.75%(b)	362,214	5,534,630
Series M, Pfd., 4.00%(b)	543,320	8,845,250
Series O, Pfd., 4.50%(b)	325,992	6,050,412
Series K, Pfd., 5.50%(b)	416,546	9,276,479
WaFd, Inc., Series A, Pfd., 4.88%	217,328	3,585,912
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%	522,393	$8,854,561
Series CC, Pfd., 4.38%(b)	438,809	7,679,157
Series AA, Pfd., 4.70%	488,960	9,123,994
Series Z, Pfd., 4.75%	841,052	15,946,346
Series Y, Pfd., 5.63%(b)	288,145	6,572,587
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	217,328	4,520,422
		396,145,154
Capital Markets-15.30%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	361,966	9,092,586
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	434,656	8,432,326
Series D, Pfd., 5.95%(b)	543,320	13,555,834
Morgan Stanley
Series O, Pfd., 4.25%(b)	543,287	9,311,939
Series L, Pfd., 4.88%	208,694	4,084,142
Series K, Pfd., 5.85%(b)	417,915	9,486,671
Series I, Pfd., 6.38%(b)	417,915	10,146,976
Series P, Pfd., 6.50%(b)	417,915	10,485,487
Series Q, Pfd., 6.63%(b)	417,915	10,506,383
Series F, Pfd., 6.88%(b)	355,227	8,916,198
Series E, Pfd., 7.13%(b)	360,452	9,083,390
Northern Trust Corp., Series E, Pfd., 4.70%(b)	289,771	5,714,284
State Street Corp., Series G, Pfd., 5.35%(b)	362,214	8,015,796
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	217,328	3,777,161
		120,609,173
Consumer Finance-6.93%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	219,493	3,595,295
Series L, Pfd., 4.38%(b)	348,544	5,803,258
Series J, Pfd., 4.80%(b)	645,505	11,722,371
Series I, Pfd., 5.00%	774,558	14,476,489
Synchrony Financial
Series A, Pfd., 5.63%(b)	543,320	9,882,991
Series B, Pfd., 8.25%(b)(c)	362,214	9,138,659
		54,619,063
Financial Services-3.90%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	217,328	3,572,872
Series A, Pfd., 5.25%	579,542	11,590,840
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	398,435	10,339,388
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	217,328	5,274,551
		30,777,651
Insurance-23.72%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	217,328	4,192,257
Series H, Pfd., 5.10%(b)	833,091	17,269,976
Series J, Pfd., 7.38%(b)	434,656	11,527,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)—(continued)
April 30, 2025
	Shares	Value
Insurance-(continued)
American National Group, Inc.
Series B, Pfd., 6.63%(c)	217,328	$5,467,972
Pfd., 7.38%(b)	217,328	5,415,814
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	362,214	6,154,016
Series F, Pfd., 5.45%(b)	239,061	4,912,704
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	181,107	3,348,668
Pfd., 5.63% (Bermuda)(b)	181,107	3,354,102
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	317,802	5,304,115
Series B, Pfd., 5.63%(b)	190,681	3,636,287
Series A, Pfd., 6.35%(b)(c)	476,703	11,173,918
Series C, Pfd., 6.38%(b)(c)	331,619	8,307,056
Series E, Pfd., 7.75%(c)	276,349	6,939,123
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	398,435	8,112,137
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	253,550	3,635,907
Series C, Pfd., 5.38%	416,546	6,756,376
Series A, Pfd., 6.60%	307,882	6,166,876
Series B, Pfd., 6.75%(b)	291,582	5,764,576
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	289,771	6,177,918
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	249,927	6,258,172
Lincoln National Corp., Series D, Pfd., 9.00%(b)	362,214	9,823,244
MetLife, Inc.
Series F, Pfd., 4.75%(b)	724,427	14,184,281
Series E, Pfd., 5.63%(b)	583,164	13,651,869
	Shares	Value
Insurance-(continued)
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	362,214	$5,661,405
Series F, Pfd., 5.75% (Bermuda)(b)	181,107	3,875,690
		187,071,536
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $923,435,226)		789,222,577
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.79%
Invesco Private Government Fund, 4.32%(d)(e)(f)	17,074,247	17,074,247
Invesco Private Prime Fund, 4.46%(d)(e)(f)	44,351,165	44,360,035
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,437,702)		61,434,282
TOTAL INVESTMENTS IN SECURITIES-107.88% (Cost $984,872,928)		850,656,859
OTHER ASSETS LESS LIABILITIES-(7.88)%		(62,126,064)
NET ASSETS-100.00%		$788,530,795

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$58,322,117	$(58,322,117)	$-	$-	$-	$82,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Financial Preferred ETF (PGF)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,510,773	$105,239,889	$(94,676,415)	$-	$-	$17,074,247	$521,687 *
Invesco Private Prime Fund	16,697,234	259,510,401	(231,843,841)	(2,071)	(1,688)	44,360,035	1,390,345 *
Total	$23,208,007	$423,072,407	$(384,842,373)	$(2,071)	$(1,688)	$61,434,282	$1,994,918

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Air Freight & Logistics-2.11%
United Parcel Service, Inc., Class B	241,775	$23,041,158
Banks-13.15%
Associated Banc-Corp	756,045	16,678,353
Atlantic Union Bankshares Corp., Class B	544,224	15,075,005
Regions Financial Corp.	914,478	18,664,496
Simmons First National Corp., Class A	912,913	17,034,956
U.S. Bancorp	472,204	19,048,709
United Bankshares, Inc.	594,423	20,382,765
WaFd, Inc.(b)	629,085	17,947,795
WesBanco, Inc.	618,453	18,417,530
		143,249,609
Capital Markets-6.69%
Franklin Resources, Inc.(b)	1,599,080	29,998,741
Main Street Capital Corp.(b)	415,787	22,269,552
T. Rowe Price Group, Inc.(b)	232,797	20,614,174
		72,882,467
Chemicals-2.50%
LyondellBasell Industries N.V., Class A	468,338	27,261,955
Consumer Staples Distribution & Retail-1.35%
Target Corp.	151,573	14,657,109
Containers & Packaging-1.80%
Sonoco Products Co.	477,150	19,563,150
Diversified Telecommunication Services-4.99%
Cogent Communications Holdings, Inc.(b)	385,140	20,932,359
Verizon Communications, Inc.	758,228	33,407,526
		54,339,885
Electric Utilities-10.53%
Edison International	560,649	30,000,328
Evergy, Inc.	286,671	19,808,966
Eversource Energy	377,883	22,476,481
Pinnacle West Capital Corp.(b)	217,460	20,697,843
Portland General Electric Co.(b)	515,513	21,713,407
		114,697,025
Food Products-8.36%
Archer-Daniels-Midland Co.	473,285	22,599,359
Flowers Foods, Inc.(b)	1,433,978	25,223,673
Hormel Foods Corp.	727,979	21,766,572
J.M. Smucker Co. (The)	184,637	21,467,744
		91,057,348
Gas Utilities-6.36%
Northwest Natural Holding Co.	613,671	26,449,220
Spire, Inc.	270,838	20,729,940
UGI Corp.(b)	674,320	22,110,953
		69,290,113
Independent Power and Renewable Electricity Producers-2.49%
AES Corp. (The)	2,708,062	27,080,620
Insurance-1.96%
Prudential Financial, Inc.	207,883	21,351,663
Leisure Products-2.14%
Polaris, Inc.(b)	686,333	23,307,869
	Shares	Value
Machinery-2.68%
Stanley Black & Decker, Inc.	228,399	$13,708,508
Trinity Industries, Inc.	618,691	15,529,144
		29,237,652
Media-1.75%
Nexstar Media Group, Inc., Class A(b)	127,057	19,015,351
Multi-Utilities-6.78%
Avista Corp.	628,797	26,076,211
Black Hills Corp.	368,032	22,413,149
NorthWestern Energy Group, Inc.	436,008	25,388,746
		73,878,106
Oil, Gas & Consumable Fuels-3.09%
Chevron Corp.	137,606	18,722,672
Phillips 66	143,468	14,929,280
		33,651,952
Pharmaceuticals-6.11%
Bristol-Myers Squibb Co.	357,143	17,928,579
Perrigo Co. PLC(b)	688,626	17,711,461
Pfizer, Inc.	1,269,120	30,979,219
		66,619,259
Professional Services-3.25%
ManpowerGroup, Inc.	486,479	20,952,651
Robert Half, Inc.(b)	327,521	14,509,180
		35,461,831
Semiconductors & Semiconductor Equipment-1.94%
Skyworks Solutions, Inc.(b)	328,189	21,095,989
Specialty Retail-1.49%
Best Buy Co., Inc.	243,996	16,272,093
Technology Hardware, Storage & Peripherals-1.44%
HP, Inc.	614,439	15,711,205
Tobacco-6.81%
Altria Group, Inc.	672,704	39,790,441
Universal Corp.	589,551	34,353,137
		74,143,578
Total Common Stocks & Other Equity Interests (Cost $1,141,249,413)		1,086,866,987

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $1,989,509)	1,989,509	1,989,509
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,143,238,922)		1,088,856,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.96%
Invesco Private Government Fund, 4.32%(c)(d)(e)	36,131,321	36,131,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
April 30, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(c)(d)(e)	94,105,933	$94,124,754
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,261,803)		130,256,075
TOTAL INVESTMENTS IN SECURITIES-111.91% (Cost $1,273,500,725)		1,219,112,571
OTHER ASSETS LESS LIABILITIES-(11.91)%		(129,751,312)
NET ASSETS-100.00%		$1,089,361,259

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,068	$63,155,260	$(61,301,819)	$-	$-	$1,989,509	$61,847
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,815,056	366,156,548	(342,840,283)	-	-	36,131,321	1,163,313 *
Invesco Private Prime Fund	32,803,166	771,002,299	(709,661,879)	108	(18,940)	94,124,754	3,126,339 *
Total	$45,754,290	$1,200,314,107	$(1,113,803,981)	$108	$(18,940)	$132,245,584	$4,351,499

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Dividend AchieversTM ETF (PID)
April 30, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Canada-55.92%
BCE, Inc.	1,389,549	$30,917,465
Brookfield Infrastructure Partners L.P.	839,064	25,180,311
Brookfield Renewable Partners L.P.	1,427,203	32,882,757
Canadian Imperial Bank of Commerce(a)	372,048	23,420,422
Canadian National Railway Co.	123,066	11,915,250
Canadian Natural Resources Ltd.	996,265	28,582,843
Enbridge, Inc.	745,832	34,822,896
FirstService Corp.	16,472	2,891,330
Fortis, Inc.	463,111	22,928,626
Franco-Nevada Corp.	36,151	6,210,019
Imperial Oil Ltd.	195,514	13,173,733
Magna International, Inc.(a)	738,605	25,673,910
Nutrien Ltd.	404,362	23,068,852
Open Text Corp.	789,058	21,383,472
RB Global, Inc.	55,813	5,620,369
Restaurant Brands International, Inc.(a)	279,637	18,008,623
Royal Bank of Canada	150,237	18,010,412
Stantec, Inc.	43,019	3,777,068
TC Energy Corp.	641,786	32,352,432
TELUS Corp.(a)	2,076,672	31,939,215
TFI International, Inc.	103,027	8,379,186
Thomson Reuters Corp.	35,574	6,616,052
Toronto-Dominion Bank (The)	424,580	27,079,712
TransAlta Corp.	833,856	7,429,657
		462,264,612
Denmark-0.73%
Novo Nordisk A/S, ADR	90,299	6,000,368
Germany-0.57%
SAP SE, ADR	16,214	4,737,569
India-1.90%
Infosys Ltd., ADR(a)	741,237	13,045,771
Reliance Industries Ltd., GDR(a)(b)	40,928	2,667,118
		15,712,889
Indonesia-4.18%
PT Telkom Indonesia (Persero) Tbk, ADR	2,212,511	34,581,547
Japan-3.27%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	927,865	11,728,214
Sony Group Corp., ADR(a)	101,135	2,629,510
Sumitomo Mitsui Financial Group, Inc., ADR	894,130	12,696,646
		27,054,370
Mexico-5.07%
America Movil S.A.B. de C.V., ADR	1,282,734	22,114,334
Coca-Cola FEMSA S.A.B. de C.V., ADR	210,438	19,808,529
		41,922,863
	Shares	Value
Philippines-4.00%
PLDT, Inc., ADR(a)	1,409,033	$33,070,004
Switzerland-0.66%
Logitech International S.A., Class R(a)	71,905	5,420,918
United Kingdom-13.02%
British American Tobacco PLC, ADR	825,212	35,937,983
Diageo PLC, ADR	179,376	20,093,699
National Grid PLC, ADR(a)	467,142	34,101,366
Pearson PLC, ADR(a)	506,787	8,235,289
RELX PLC, ADR	169,625	9,266,614
		107,634,951
United States-10.34%
Amcor PLC(a)	2,530,623	23,281,732
Amdocs Ltd.	129,159	11,440,904
Novartis AG, ADR	161,409	18,318,307
Pentair PLC	54,341	4,930,359
Sanofi S.A., ADR	352,331	19,360,589
Waste Connections, Inc.	17,097	3,378,880
Willis Towers Watson PLC	15,639	4,813,684
		85,524,455
Total Common Stocks & Other Equity Interests (Cost $775,387,747)		823,924,546
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $216,653)	216,653	216,653
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $775,604,400)		824,141,199
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.57%
Invesco Private Government Fund, 4.32%(c)(d)(e)	40,329,050	40,329,050
Invesco Private Prime Fund, 4.46%(c)(d)(e)	104,883,569	104,904,546
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $145,240,229)		145,233,596
TOTAL INVESTMENTS IN SECURITIES-117.26% (Cost $920,844,629)		969,374,795
OTHER ASSETS LESS LIABILITIES-(17.26)%		(142,671,602)
NET ASSETS-100.00%		$826,703,193

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Dividend AchieversTM ETF (PID)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$650,596	$35,987,365	$(36,421,308)	$-	$-	$216,653	$29,368
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,922,520	450,454,563	(439,048,033)	-	-	40,329,050	1,725,963 *
Invesco Private Prime Fund	79,688,795	924,973,439	(899,747,138)	4,672	(15,222)	104,904,546	4,609,474 *
Total	$109,261,911	$1,411,415,367	$(1,375,216,479)	$4,672	$(15,222)	$145,450,249	$6,364,805

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities
April 30, 2025

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)
Assets:
Unaffiliated investments in securities, at value(a)	$1,163,181,988	$672,950,636	$332,509,812	$789,222,577
Affiliated investments in securities, at value	54,181,129	14,258,094	385,164	61,434,282
Cash	-	11,727	-	-
Foreign currencies, at value	-	-	-	-
Receivable for:
Dividends	482,141	602,659	735,118	222,730
Securities lending	6,538	1,660	941	130,298
Investments sold	21,095,421	33,671	-	1,216,769
Fund shares sold	-	-	1,516,440	-
Foreign tax reclaims	-	-	-	-
Other assets	4,036	3,476	-	8,552
Total assets	1,238,951,253	687,861,923	335,147,475	852,235,208
Liabilities:
Due to custodian	-	-	-	1,181,426
Payable for:
Investments purchased	21,594,008	-	1,512,020	230,416
Collateral upon return of securities loaned	52,847,695	13,491,696	-	61,437,702
Fund shares repurchased	-	-	-	-
Expenses recaptured	9,627	1,107	-	-
Accrued unitary management fees	-	-	18,631	-
Accrued advisory fees	458,085	215,347	-	321,675
Accrued trustees’ and officer’s fees	228,082	105,746	-	322,550
Accrued expenses	813,897	472,639	-	210,644
Total liabilities	75,951,394	14,286,535	1,530,651	63,704,413
Net Assets	$1,162,999,859	$673,575,388	$333,616,824	$788,530,795
Net assets consist of:
Shares of beneficial interest	$1,751,506,739	$542,007,935	$353,673,017	$1,128,086,441
Distributable earnings (loss)	(588,506,880)	131,567,453	(20,056,193)	(339,555,646)
Net Assets	$1,162,999,859	$673,575,388	$333,616,824	$788,530,795
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,550,000	14,940,000	6,600,000	56,200,000
Net asset value	$110.24	$45.09	$50.55	$14.03
Market price	$110.13	$45.05	$50.52	$14.04
Unaffiliated investments in securities, at cost	$1,179,518,826	$512,822,391	$315,134,375	$923,435,226
Affiliated investments in securities, at cost	$54,183,331	$14,258,545	$385,164	$61,437,702
Foreign currencies, at cost	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$51,318,141	$13,166,716	$-	$59,726,310
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)

$1,086,866,987	$823,924,546
132,245,584	145,450,249
-	257,649
-	84,060

1,736,194	2,156,182
68,459	82,347
-	61,084
-	38,944
-	988,293
4,132	3,712
1,220,921,356	973,047,066

-	-

-	-
130,261,803	145,240,229
-	61,084
-	-
-	-
356,839	262,270
136,552	202,698
804,903	577,592
131,560,097	146,343,873
$1,089,361,259	$826,703,193

$1,506,711,017	$1,188,505,281
(417,349,758)	(361,802,088)
$1,089,361,259	$826,703,193
54,860,000	41,940,000
$19.86	$19.71
$19.84	$19.69
$1,141,249,413	$775,387,747
$132,251,312	$145,456,882
$-	$84,050
$127,601,814	$141,618,975

21

Statements of Operations
For the year ended April 30, 2025

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$17,964,743	$14,407,857	$9,382,280	$54,079,631	$56,489,214	$38,161,087
Affiliated dividend income	57,120	26,455	14,684	82,886	61,847	29,368
Securities lending income, net	139,384	20,196	5,252	1,457,897	179,365	1,928,195
Foreign withholding tax	(6,916)	(1,389)	-	-	-	(4,319,723)
Total investment income	18,154,331	14,453,119	9,402,216	55,620,414	56,730,426	35,798,927
Expenses:
Unitary management fees	-	-	222,159	-	-	-
Advisory fees	5,923,561	2,758,178	-	4,446,182	4,812,241	3,399,522
Sub-licensing fees	1,184,717	689,545	-	243,517	1,203,063	849,883
Accounting & administration fees	70,434	58,434	-	73,094	90,211	67,371
Custodian & transfer agent fees	14,855	12,384	-	31,847	55,989	59,971
Trustees’ and officer’s fees	21,029	15,187	-	23,855	19,140	19,344
Other expenses	109,218	75,143	-	94,595	125,069	127,738
Total expenses	7,323,814	3,608,871	222,159	4,913,090	6,305,713	4,523,829
Less: Waivers	(1,104)	(513)	(282)	(1,489)	(1,206)	(560)
Net expenses	7,322,710	3,608,358	221,877	4,911,601	6,304,507	4,523,269
Net investment income	10,831,621	10,844,761	9,180,339	50,708,813	50,425,919	31,275,658
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,425,346	(3,098,642)	(5,523,206)	(25,849,187)	(76,037,025)	21,638,885
Affiliated investment securities	(8,831)	(1,449)	(310)	(1,688)	(18,940)	(15,222)
In-kind redemptions	147,885,153	24,978,140	22,722,988	2,975,177	109,300,473	23,045,009
Foreign currencies	-	-	-	-	-	(25,078)
Net realized gain (loss)	151,301,668	21,878,049	17,199,472	(22,875,698)	33,244,508	44,643,594
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(66,450,420)	43,675,467	7,427,652	(136,523)	(33,487,830)	42,831,095
Affiliated investment securities	3,753	515	182	(2,071)	108	4,672
Foreign currencies	-	-	-	-	-	(1,950)
Change in net unrealized appreciation (depreciation)	(66,446,667)	43,675,982	7,427,834	(138,594)	(33,487,722)	42,833,817
Net realized and unrealized gain (loss)	84,855,001	65,554,031	24,627,306	(23,014,292)	(243,214)	87,477,411
Net increase in net assets resulting from operations	$95,686,622	$76,398,792	$33,807,645	$27,694,521	$50,182,705	$118,753,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

23

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	2025	2024	2025	2024
Operations:
Net investment income	$10,831,621	$13,556,787	$10,844,761	$11,898,701
Net realized gain (loss)	151,301,668	11,092,719	21,878,049	46,519,486
Change in net unrealized appreciation (depreciation)	(66,446,667)	111,552,983	43,675,982	10,401,943
Net increase in net assets resulting from operations	95,686,622	136,202,489	76,398,792	68,820,130
Distributions to Shareholders from:
Distributable earnings	(10,394,393)	(14,614,994)	(11,102,400)	(12,115,568)
Shareholder Transactions:
Proceeds from shares sold	466,650,145	871,788,482	41,175,087	57,387,283
Value of shares repurchased	(465,248,291)	(878,783,649)	(67,770,755)	(159,156,611)
Net increase (decrease) in net assets resulting from share transactions	1,401,854	(6,995,167)	(26,595,668)	(101,769,328)
Net increase (decrease) in net assets	86,694,083	114,592,328	38,700,724	(45,064,766)
Net assets:
Beginning of year	1,076,305,776	961,713,448	634,874,664	679,939,430
End of year	$1,162,999,859	$1,076,305,776	$673,575,388	$634,874,664
Changes in Shares Outstanding:
Shares sold	3,900,000	9,350,000	890,000	1,540,000
Shares repurchased	(3,920,000)	(9,930,000)	(1,480,000)	(4,220,000)
Shares outstanding, beginning of year	10,570,000	11,150,000	15,530,000	18,210,000
Shares outstanding, end of year	10,550,000	10,570,000	14,940,000	15,530,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)		Invesco International Dividend AchieversTM ETF (PID)
2025	2024	2025	2024	2025	2024	2025	2024

$9,180,339	$10,524,154	$50,708,813	$58,295,764	$50,425,919	$59,922,577	$31,275,658	$37,486,851
17,199,472	1,976,085	(22,875,698)	(70,100,760)	33,244,508	4,457,541	44,643,594	62,400,702
7,427,834	19,713,603	(138,594)	45,412,599	(33,487,722)	(5,932,793)	42,833,817	(94,138,725)
33,807,645	32,213,842	27,694,521	33,607,603	50,182,705	58,447,325	118,753,069	5,748,828

(9,084,082)	(10,533,869)	(52,749,697)	(61,652,534)	(52,752,911)	(64,958,488)	(31,395,702)	(34,564,408)

98,239,982	129,519,346	26,777,237	25,620,196	419,245,373	79,171,935	3,073,909	30,372,515
(80,335,726)	(137,824,483)	(103,701,258)	(211,945,392)	(510,023,220)	(332,243,237)	(135,416,810)	(215,840,374)
17,904,256	(8,305,137)	(76,924,021)	(186,325,196)	(90,777,847)	(253,071,302)	(132,342,901)	(185,467,859)
42,627,819	13,374,836	(101,979,197)	(214,370,127)	(93,348,053)	(259,582,465)	(44,985,534)	(214,283,439)

290,989,005	277,614,169	890,509,992	1,104,880,119	1,182,709,312	1,442,291,777	871,688,727	1,085,972,166
$333,616,824	$290,989,005	$788,530,795	$890,509,992	$1,089,361,259	$1,182,709,312	$826,703,193	$871,688,727

1,890,000	2,980,000	1,800,000	1,750,000	19,570,000	3,980,000	160,000	1,700,000
(1,550,000)	(3,100,000)	(7,000,000)	(14,900,000)	(24,050,000)	(16,830,000)	(7,170,000)	(12,400,000)
6,260,000	6,380,000	61,400,000	74,550,000	59,340,000	72,190,000	48,950,000	59,650,000
6,600,000	6,260,000	56,200,000	61,400,000	54,860,000	59,340,000	41,940,000	48,950,000

25

Financial Highlights
Invesco BuyBack AchieversTM ETF (PKW)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$101.83	$86.25	$84.53	$87.65	$54.42
Net investment income(a)	1.02	1.06	1.06	0.76	0.88
Net realized and unrealized gain (loss) on investments	8.37	15.70	1.78	(3.16)	33.35
Total from investment operations	9.39	16.76	2.84	(2.40)	34.23
Distributions to shareholders from:
Net investment income	(0.98)	(1.18)	(1.12)	(0.72)	(1.00)
Net asset value at end of year	$110.24	$101.83	$86.25	$84.53	$87.65
Market price at end of year(b)	$110.13	$101.84	$86.25	$84.50	$87.72
Net Asset Value Total Return(c)	9.20%	19.52%	3.45%	(2.79)%	63.54%
Market Price Total Return(c)	9.08%	19.53%	3.48%	(2.90)%	63.58%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,163,000	$1,076,306	$961,713	$1,352,447	$1,844,119
Ratio to average net assets of:
Expenses	0.62%	0.61%	0.62%	0.61%	0.64%
Net investment income	0.91%	1.13%	1.26%	0.83%	1.27%
Portfolio turnover rate(d)	59%	59%	60%	80%	93%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dividend AchieversTM ETF (PFM)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$40.88	$37.34	$36.76	$35.90	$27.27
Net investment income(a)	0.71	0.73	0.68	0.68	0.62
Net realized and unrealized gain on investments	4.23	3.55	0.61	0.90	8.61
Total from investment operations	4.94	4.28	1.29	1.58	9.23
Distributions to shareholders from:
Net investment income	(0.73)	(0.74)	(0.71)	(0.72)	(0.60)
Net asset value at end of year	$45.09	$40.88	$37.34	$36.76	$35.90
Market price at end of year(b)	$45.05	$40.88	$37.33	$36.78	$35.90
Net Asset Value Total Return(c)	12.08%	11.57%	3.64%	4.40%	34.21%
Market Price Total Return(c)	11.98%	11.60%	3.56%	4.46%	34.02%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$673,575	$634,875	$679,939	$704,651	$614,955
Ratio to average net assets of:
Expenses	0.52%	0.52%	0.53%	0.52%	0.53%
Net investment income	1.57%	1.88%	1.89%	1.80%	1.97%
Portfolio turnover rate(d)	7%	12%	8%	12%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$46.48	$43.51	$44.83	$43.47	$33.17
Net investment income(a)	1.47	1.65	1.51	1.36	1.27
Net realized and unrealized gain (loss) on investments	4.06	2.97	(1.42)	1.29	10.40
Total from investment operations	5.53	4.62	0.09	2.65	11.67
Distributions to shareholders from:
Net investment income	(1.46)	(1.65)	(1.41)	(1.29)	(1.37)
Net asset value at end of year	$50.55	$46.48	$43.51	$44.83	$43.47
Market price at end of year(b)	$50.52	$46.48	$43.51	$44.82	$43.52
Net Asset Value Total Return(c)	11.91%	10.86%	0.37%	6.19%	36.03%
Market Price Total Return(c)	11.84%	10.86%	0.39%	6.04%	36.03%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$333,617	$290,989	$277,614	$205,759	$154,758
Ratio to average net assets of:
Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	2.89%	3.75%	3.50%	3.04%	3.43%
Portfolio turnover rate(d)	23%	30%	20%	15%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Financial Preferred ETF (PGF)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$14.50	$14.82	$15.61	$18.89	$18.05
Net investment income(a)	0.85	0.87	0.84	0.87	0.94
Net realized and unrealized gain (loss) on investments	(0.43)	(0.27)	(0.77)	(3.28)	0.82
Total from investment operations	0.42	0.60	0.07	(2.41)	1.76
Distributions to shareholders from:
Net investment income	(0.89)	(0.92)	(0.86)	(0.87)	(0.92)
Net asset value at end of year	$14.03	$14.50	$14.82	$15.61	$18.89
Market price at end of year(b)	$14.04	$14.49	$14.83	$15.55	$18.96
Net Asset Value Total Return(c)	2.68%	4.32%	0.46%	(13.34)%	9.94%
Market Price Total Return(c)	2.82%	4.18%	0.92%	(13.99)%	10.22%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$788,531	$890,510	$1,104,880	$1,341,308	$1,827,087
Ratio to average net assets of:
Expenses, after Waivers	0.55%	0.53%	0.56%	0.57%	0.62%
Expenses, prior to Waivers	0.55%	0.54%	0.56%	0.57%	0.62%
Net investment income	5.70%	6.00%	5.45%	4.71%	5.02%
Portfolio turnover rate(d)	21%	42%	15%	23%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights—(continued)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$19.93	$19.98	$21.01	$20.66	$14.21
Net investment income(a)	0.89	0.92	0.87	0.85	0.69
Net realized and unrealized gain (loss) on investments	(0.03)	0.03 (b)	(1.04)	0.33	6.51
Total from investment operations	0.86	0.95	(0.17)	1.18	7.20
Distributions to shareholders from:
Net investment income	(0.93)	(1.00)	(0.86)	(0.83)	(0.75)
Net asset value at end of year	$19.86	$19.93	$19.98	$21.01	$20.66
Market price at end of year(c)	$19.84	$19.94	$19.97	$21.03	$20.65
Net Asset Value Total Return(d)	4.12%	4.95%	(0.81)%	5.87%	52.20%
Market Price Total Return(d)	3.97%	5.06%	(0.96)%	6.01%	51.80%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,089,361	$1,182,709	$1,442,292	$1,153,255	$929,479
Ratio to average net assets of:
Expenses	0.52%	0.53%	0.52%	0.52%	0.53%
Net investment income	4.19%	4.67%	4.25%	4.07%	4.20%
Portfolio turnover rate(e)	58%	74%	57%	49%	74%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco International Dividend AchieversTM ETF (PID)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$17.81	$18.21	$18.38	$17.28	$12.12
Net investment income(a)	0.70	0.66	0.60	0.51	0.45
Net realized and unrealized gain (loss) on investments	1.90	(0.45)	(0.16)(b)	1.21	5.21
Total from investment operations	2.60	0.21	0.44	1.72	5.66
Distributions to shareholders from:
Net investment income	(0.70)	(0.61)	(0.61)	(0.62)	(0.50)
Net asset value at end of year	$19.71	$17.81	$18.21	$18.38	$17.28
Market price at end of year(c)	$19.69	$17.80	$18.22	$18.40	$17.25
Net Asset Value Total Return(d)	14.85%	1.17%	2.74%	10.11%	47.87%
Market Price Total Return(d)	14.80%	1.06%	2.68%	10.43%	48.23%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$826,703	$871,689	$1,085,972	$775,420	$579,570
Ratio to average net assets of:
Expenses	0.53%	0.53%	0.53%	0.53%	0.56%
Net investment income	3.68%	3.73%	3.47%	2.79%	3.18%
Portfolio turnover rate(e)	42%	44%	38%	44%	69%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BuyBack AchieversTM ETF (PKW)	"BuyBack AchieversTM ETF"
Invesco Dividend AchieversTM ETF (PFM)	"Dividend AchieversTM ETF"
Invesco Dow Jones Industrial Average Dividend ETF (DJD)	"Dow Jones Industrial Average Dividend ETF"
Invesco Financial Preferred ETF (PGF)	"Financial Preferred ETF"
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	"High Yield Equity Dividend AchieversTM ETF"
Invesco International Dividend AchieversTM ETF (PID)	"International Dividend AchieversTM ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index
Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted Index
Financial Preferred ETF	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index
High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

29

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a

30

methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax

31

refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its

32

prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
BuyBack AchieversTM ETF	$10,867
Dividend AchieversTM ETF	1,988
Dow Jones Industrial Average Dividend ETF	590
Financial Preferred ETF	152,037
High Yield Equity Dividend AchieversTM ETF	15,609
International Dividend AchieversTM ETF	194,581

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping

34

standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax

35

returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
BuyBack AchieversTM ETF	$1,104
Dividend AchieversTM ETF	513
Dow Jones Industrial Average Dividend ETF	282
Financial Preferred ETF	1,489
High Yield Equity Dividend AchieversTM ETF	1,206
International Dividend AchieversTM ETF	560

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The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of April 30, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
BuyBack AchieversTM ETF	Nasdaq, Inc.
Dividend AchieversTM ETF	Nasdaq, Inc.
Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC
Financial Preferred ETF	ICE Data Indices, LLC
High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.
International Dividend AchieversTM ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2025, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
BuyBack AchieversTM ETF	$51,170
Dividend AchieversTM ETF	4,195
Dow Jones Industrial Average Dividend ETF	10,815
High Yield Equity Dividend AchieversTM ETF	75,119
International Dividend AchieversTM ETF	74,944
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025, for each Fund (except for Dow Jones Industrial Average Dividend ETF). As of April 30, 2025, all of the securities in Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities

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valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,163,181,988	$-	$-	$1,163,181,988
Money Market Funds	1,335,636	52,845,493	-	54,181,129
Total Investments	$1,164,517,624	$52,845,493	$-	$1,217,363,117
Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$672,950,636	$-	$-	$672,950,636
Money Market Funds	766,849	13,491,245	-	14,258,094
Total Investments	$673,717,485	$13,491,245	$-	$687,208,730
Financial Preferred ETF
Investments in Securities
Preferred Stocks	$789,222,577	$-	$-	$789,222,577
Money Market Funds	-	61,434,282	-	61,434,282
Total Investments	$789,222,577	$61,434,282	$-	$850,656,859
High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,086,866,987	$-	$-	$1,086,866,987
Money Market Funds	1,989,509	130,256,075	-	132,245,584
Total Investments	$1,088,856,496	$130,256,075	$-	$1,219,112,571
International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$821,257,428	$2,667,118	$-	$823,924,546
Money Market Funds	216,653	145,233,596	-	145,450,249
Total Investments	$821,474,081	$147,900,714	$-	$969,374,795
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
BuyBack AchieversTM ETF	$10,394,393	$14,614,994
Dividend AchieversTM ETF	11,102,400	12,115,568
Dow Jones Industrial Average Dividend ETF	9,084,082	10,533,869
Financial Preferred ETF	52,749,697	61,652,534
High Yield Equity Dividend AchieversTM ETF	52,752,911	64,958,488
International Dividend AchieversTM ETF	31,395,702	34,564,408

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
BuyBack AchieversTM ETF	$1,253,471	$(227,893)	$(25,329,836)	$-	$(564,202,622)	$1,751,506,739	$1,162,999,859
Dividend AchieversTM ETF	764,041	(1,842,654)	152,524,863	-	(19,878,797)	542,007,935	673,575,388
Dow Jones Industrial Average Dividend ETF	864,133	-	11,237,855	-	(32,158,181)	353,673,017	333,616,824
Financial Preferred ETF	-	(322,201)	(152,627,351)	-	(186,606,094)	1,128,086,441	788,530,795

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	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
High Yield Equity Dividend AchieversTM ETF	$-	$(136,240)	$(74,599,892)	$(1)	$(342,613,625)	$1,506,711,017	$1,089,361,259
International Dividend AchieversTM ETF	1,877,977	(10,727,052)	43,165,904	10	(396,118,927)	1,188,505,281	826,703,193
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BuyBack AchieversTM ETF	$362,159,645	$202,042,977	$564,202,622
Dividend AchieversTM ETF	528,223	19,350,574	19,878,797
Dow Jones Industrial Average Dividend ETF	6,826,888	25,331,293	32,158,181
Financial Preferred ETF	12,929,794	173,676,300	186,606,094
High Yield Equity Dividend AchieversTM ETF	60,479,893	282,133,732	342,613,625
International Dividend AchieversTM ETF	168,301,007	227,817,920	396,118,927

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BuyBack AchieversTM ETF	$703,231,730	$706,027,896
Dividend AchieversTM ETF	50,847,366	51,300,157
Dow Jones Industrial Average Dividend ETF	73,987,026	75,174,236
Financial Preferred ETF	188,799,063	188,704,156
High Yield Equity Dividend AchieversTM ETF	693,147,213	693,922,387
International Dividend AchieversTM ETF	356,330,379	354,810,690
For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BuyBack AchieversTM ETF	$466,114,453	$460,618,561
Dividend AchieversTM ETF	41,323,877	67,885,226
Dow Jones Industrial Average Dividend ETF	97,798,864	79,724,723
Financial Preferred ETF	26,712,860	103,338,799
High Yield Equity Dividend AchieversTM ETF	417,348,897	509,692,091
International Dividend AchieversTM ETF	3,051,765	135,084,948
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BuyBack AchieversTM ETF	$85,644,203	$(110,974,039)	$(25,329,836)	$1,242,692,953
Dividend AchieversTM ETF	181,159,843	(28,634,980)	152,524,863	534,683,867
Dow Jones Industrial Average Dividend ETF	32,358,155	(21,120,300)	11,237,855	321,657,121
Financial Preferred ETF	1,817,107	(154,444,458)	(152,627,351)	1,003,284,210
High Yield Equity Dividend AchieversTM ETF	50,507,649	(125,107,541)	(74,599,892)	1,293,712,463
International Dividend AchieversTM ETF	108,927,383	(65,761,479)	43,165,904	926,208,891
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
BuyBack AchieversTM ETF	$804,918	$(148,089,814)	$147,284,896
Dividend AchieversTM ETF	9,932	(24,074,471)	24,064,539
Dow Jones Industrial Average Dividend ETF	-	(21,057,703)	21,057,703
Financial Preferred ETF	2,027,630	9,767,028	(11,794,658)
High Yield Equity Dividend AchieversTM ETF	2,318,014	(105,921,856)	103,603,842
International Dividend AchieversTM ETF	(913,991)	(20,788,621)	21,702,612
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

40

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco BuyBack Achievers ETF, Invesco Dividend Achievers ETF, Invesco Dow Jones Industrial Average Dividend ETF, Invesco Financial Preferred ETF, Invesco High Yield Equity Dividend Achievers ETF and Invesco International Dividend Achievers ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco BuyBack Achievers ETF, Invesco Dividend Achievers ETF, Invesco Dow Jones Industrial Average Dividend ETF, Invesco Financial Preferred ETF, Invesco High Yield Equity Dividend Achievers ETF and Invesco International Dividend Achievers ETF (six of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

41

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco BuyBack AchieversTM ETF	0%	100%	100%	0%	0%
Invesco Dividend AchieversTM ETF	0%	100%	100%	0%	0%
Invesco Dow Jones Industrial Average Dividend ETF	0%	100%	100%	0%	0%
Invesco Financial Preferred ETF	0%	93%	85%	0%	0%
Invesco High Yield Equity Dividend AchieversTM ETF	0%	100%	97%	0%	0%
Invesco International Dividend AchieversTM ETF	0%	61%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco International Dividend AchieversTM ETF	$0.0554	$0.9403

42

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays

43

Approval of Investment Advisory Contracts—(continued)
its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses
●
0.07% of the Fund’s average daily net assets for Invesco Dow Jones Industrial Average Dividend ETF;
●
0.20% of the Fund’s average daily net assets for each of Invesco S&P 500® Equal Weight ETF and Invesco S&P 500® Top 50 ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco S&P 500 BuyWrite ETF and Invesco Bloomberg MVP Multi-factor ETF;
●
0.35% of the Fund’s average daily net assets for each of Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® GARP ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF;
●
0.60% of the Fund’s average daily net assets for Invesco NASDAQ Internet ETF; and
●
0.40% of the Fund’s average daily net assets for each other Fund.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF	X		X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF	X		X
Invesco S&P 500® Equal Weight ETF	X		X
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF	X		X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF	X	X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF			X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X

44

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

45

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration

46

Approval of Investment Advisory Contracts—(continued)
statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
●
0.15% of the Fund’s average daily net assets for Invesco S&P 500® Quality ETF;
●
0.25% of the Fund’s average daily net assets for each of Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.40% of the Fund’s average daily net assets for each of Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF; and
●
0.50% of the Fund’s average daily net assets for each other Fund.
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund’s average daily net assets, at least until August 31, 2027, as set forth below:
●
0.15%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 500® Quality ETF;
●
0.25%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF;
●
0.60%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF and Invesco Dorsey Wright Utilities Momentum ETF; and
●
0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Aerospace & Defense ETF, Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco BuyBack AchieversTM ETF, Invesco Dorsey Wright Momentum ETF, Invesco Energy Exploration & Production ETF, Invesco Financial Preferred ETF, Invesco Food & Beverage ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco Leisure and Entertainment ETF, Invesco MSCI

47

Approval of Investment Advisory Contracts—(continued)
Sustainable Future ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF, Invesco Semiconductors ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X

48

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF		X	X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF		X	X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X

49

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.

50

Approval of Investment Advisory Contracts—(continued)
Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

51

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

52

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-DI-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2025
IGPT	Invesco AI and Next Gen Software ETF
PBE	Invesco Biotechnology & Genome ETF
PKB	Invesco Building & Construction ETF
PXE	Invesco Energy Exploration & Production ETF
PBJ	Invesco Food & Beverage ETF
PEJ	Invesco Leisure and Entertainment ETF
KNCT	Invesco Next Gen Connectivity ETF
GGME	Invesco Next Gen Media and Gaming ETF
PXJ	Invesco Oil & Gas Services ETF
PJP	Invesco Pharmaceuticals ETF
PSI	Invesco Semiconductors ETF

2

Invesco AI and Next Gen Software ETF (IGPT)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-0.99%
Magnite, Inc.(b)(c)	20,715	$246,301
Trade Desk, Inc. (The), Class A(b)	66,097	3,544,782
		3,791,083
Alternative Carriers-0.09%
Cogent Communications Holdings, Inc.(c)	6,314	343,166
Application Software-22.83%
Adobe, Inc.(b)	63,678	23,877,976
ANSYS, Inc.(b)	12,850	4,136,158
Autodesk, Inc.(b)	31,621	8,672,059
Bentley Systems, Inc., Class B(c)	26,268	1,129,261
Braze, Inc., Class A(b)(c)	11,314	352,205
Cadence Design Systems, Inc.(b)	35,441	10,552,203
Dassault Systemes SE (France)	106,544	4,006,604
DocuSign, Inc.(b)	29,853	2,440,483
DoubleVerify Holdings, Inc.(b)(c)	21,082	279,547
Elastic N.V.(b)	12,828	1,105,774
Five9, Inc.(b)(c)	10,987	276,213
HubSpot, Inc.(b)	7,553	4,618,660
Informatica, Inc., Class A(b)	19,742	371,742
MicroStrategy, Inc., Class A(b)(c)	34,968	13,291,687
Nemetschek SE (Germany)	5,186	691,513
Nice Ltd. (Israel)(b)	7,680	1,199,801
Pegasystems, Inc.(c)	6,379	587,378
Samsara, Inc., Class A(b)(c)	38,868	1,541,505
Sinch AB(b)(d)	95,166	221,712
Sprinklr, Inc., Class A(b)(c)	18,704	143,834
Synopsys, Inc.(b)	14,214	6,524,368
Unity Software, Inc.(b)(c)	48,587	1,023,728
Verint Systems, Inc.(b)(c)	9,063	159,871
		87,204,282
Communications Equipment-0.03%
Harmonic, Inc.(b)(c)	10,866	97,577
Consumer Electronics-0.65%
Garmin Ltd.	13,248	2,475,654
Data Center REITs-5.17%
Digital Realty Trust, Inc.	46,272	7,428,507
Equinix, Inc.	14,320	12,325,940
		19,754,447
Electrical Components & Equipment-1.61%
AMETEK, Inc.	24,011	4,071,785
Nidec Corp. (Japan)	116,902	2,082,457
		6,154,242
Electronic Components-0.30%
Largan Precision Co. Ltd. (Taiwan)	15,873	1,131,613
Electronic Equipment & Instruments-4.98%
Cognex Corp.(c)	25,224	688,615
Comet Holding AG (Switzerland)	582	150,918
Halma PLC (United Kingdom)	39,081	1,445,791
Hexagon AB, Class B (Sweden)(c)	312,446	3,047,397
INFICON HOLDING AG (Switzerland)	2,570	273,892
Jenoptik AG (Germany)	6,624	132,703
Keyence Corp. (Japan)	30,327	12,709,688
	Shares	Value
Electronic Equipment & Instruments-(continued)
Novanta, Inc.(b)(c)	3,328	$395,566
Spectris PLC (United Kingdom)	7,478	200,639
		19,045,209
Electronic Manufacturing Services-0.07%
IPG Photonics Corp.(b)(c)	4,719	282,621
Health Care Equipment-6.93%
Intuitive Surgical, Inc.(b)	51,309	26,465,182
Health Care Services-0.12%
RadNet, Inc.(b)(c)	8,971	469,901
Industrial Machinery & Supplies & Components-1.31%
ATS Corp. (Canada)(b)	10,971	275,923
AutoStore Holdings Ltd. (Norway)(b)(d)	170,348	77,018
Duerr AG (Germany)	6,417	152,438
Fortive Corp.	39,155	2,728,712
Harmonic Drive Systems, Inc. (Japan)	9,177	216,244
Hiwin Technologies Corp. (Taiwan)	39,056	269,597
MINEBEA MITSUMI, Inc. (Japan)	38,547	566,293
Yaskawa Electric Corp. (Japan)(c)	33,633	710,313
		4,996,538
Interactive Home Entertainment-0.82%
Electronic Arts, Inc.	21,552	3,126,980
Interactive Media & Services-16.59%
Alphabet, Inc., Class A	190,525	30,255,370
Baidu, Inc., A Shares (China)(b)	186,137	2,052,774
Meta Platforms, Inc., Class A	52,501	28,823,049
Pinterest, Inc., Class A(b)	88,774	2,247,758
		63,378,951
Internet Services & Infrastructure-2.24%
NEXTDC Ltd. (Australia)(b)(c)	94,320	715,326
Snowflake, Inc., Class A(b)(c)	49,299	7,862,698
		8,578,024
IT Consulting & Other Services-0.02%
Addnode Group AB (Sweden)(c)	10,952	94,489
Movies & Entertainment-0.29%
Roku, Inc., Class A(b)	16,098	1,097,562
Research & Consulting Services-0.05%
Clarivate PLC(b)(c)	43,829	188,903
Semiconductors-31.14%
Advanced Micro Devices, Inc.(b)	234,125	22,792,069
Alchip Technologies Ltd. (Taiwan)	11,215	749,451
Ambarella, Inc.(b)	6,115	293,459
AP Memory Technology Corp. (Taiwan)	20,170	150,635
ARM Holdings PLC, ADR(b)(c)	19,297	2,200,823
ASMedia Technology, Inc. (Taiwan)	4,509	238,409
Credo Technology Group Holding Ltd.(b)	19,053	820,232
Faraday Technology Corp. (Taiwan)	29,511	167,599
Global Unichip Corp. (Taiwan)	9,583	307,856
Hygon Information Technology Co. Ltd., A Shares (China)	20,443	419,073
Intel Corp.	592,545	11,910,154
Lattice Semiconductor Corp.(b)(c)	20,260	991,322
Macronix International Co. Ltd. (Taiwan)	167,557	104,140
Marvell Technology, Inc.	76,132	4,443,825
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
April 30, 2025
	Shares	Value
Semiconductors-(continued)
MaxLinear, Inc.(b)	6,380	$63,736
Microchip Technology, Inc.	56,691	2,612,321
Micron Technology, Inc.(c)	163,097	12,550,314
Nanya Technology Corp. (Taiwan)(b)	173,947	196,394
NVIDIA Corp.	268,296	29,222,800
QUALCOMM, Inc.	114,806	17,044,099
Renesas Electronics Corp. (Japan)	144,699	1,702,128
Silicon Laboratories, Inc.(b)(c)	4,750	483,360
SK hynix, Inc. (South Korea)	74,149	9,251,800
Winbond Electronics Corp. (Taiwan)(b)	473,344	234,637
		118,950,636
Systems Software-0.29%
Adeia, Inc.	14,081	173,337
Dolby Laboratories, Inc., Class A	8,086	620,924
Teradata Corp.(b)(c)	14,103	303,214
		1,097,475
Technology Hardware, Storage & Peripherals-3.51%
Hewlett Packard Enterprise Co.(c)	101,296	1,643,021
MiTAC Holdings Corp. (Taiwan)(b)	122,921	204,714
NetApp, Inc.(c)	21,609	1,939,408
Pure Storage, Inc., Class A(b)	27,639	1,253,705
Seagate Technology Holdings PLC	30,960	2,818,289
Super Micro Computer, Inc.(b)(c)	71,234	2,269,515
Western Digital Corp.(b)(c)	50,516	2,215,632
Wiwynn Corp. (Taiwan)	17,849	1,074,176
		13,418,460
Total Common Stocks & Other Equity Interests (Cost $372,706,657)		382,142,995
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $130,743)	130,743	$130,743
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $372,837,400)		382,273,738
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.26%
Invesco Private Government Fund, 4.32%(e)(f)(g)	9,825,361	9,825,361
Invesco Private Prime Fund, 4.46%(e)(f)(g)	25,556,484	25,561,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,386,956)		35,386,956
TOTAL INVESTMENTS IN SECURITIES-109.32% (Cost $408,224,356)		417,660,694
OTHER ASSETS LESS LIABILITIES-(9.32)%		(35,617,081)
NET ASSETS-100.00%		$382,043,613

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $298,730, which represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,755	$9,687,017	$(9,679,029)	$-	$-	$130,743	$11,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,521,877	$112,681,746	$(106,378,262)	$-	$-	$9,825,361	$226,103 *
Invesco Private Prime Fund	9,067,590	251,192,686	(234,697,727)	696	(1,650)	25,561,595	608,979 *
Total	$12,712,222	$373,561,449	$(350,755,018)	$696	$(1,650)	$35,517,699	$846,742

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Biotechnology & Genome ETF (PBE)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Biotechnology-84.71%
Acadia Pharmaceuticals, Inc.(b)(c)	339,519	$4,956,977
Amgen, Inc.	37,524	10,916,482
BioCryst Pharmaceuticals, Inc.(b)	779,510	6,898,663
Biogen, Inc.(b)	82,559	9,996,244
BioMarin Pharmaceutical, Inc.(b)	90,700	5,776,683
Blueprint Medicines Corp.(b)(c)	70,799	6,336,510
CareDx, Inc.(b)(c)	308,964	5,215,312
Catalyst Pharmaceuticals, Inc.(b)	310,607	7,544,644
Dynavax Technologies Corp.(b)(c)	481,349	5,655,851
Exact Sciences Corp.(b)(c)	128,620	5,870,217
Exelixis, Inc.(b)	174,838	6,844,908
Gilead Sciences, Inc.	106,203	11,314,868
Halozyme Therapeutics, Inc.(b)	111,408	6,842,679
Incyte Corp.(b)	86,742	5,435,254
MannKind Corp.(b)(c)	1,142,366	5,757,525
Myriad Genetics, Inc.(b)	549,717	4,073,403
Natera, Inc.(b)	75,925	11,459,360
Neurocrine Biosciences, Inc.(b)	102,195	11,005,380
Protagonist Therapeutics, Inc.(b)(c)	184,113	8,436,058
PTC Therapeutics, Inc.(b)	128,294	6,394,173
Regeneron Pharmaceuticals, Inc.	16,373	9,803,497
TG Therapeutics, Inc.(b)(c)	221,180	10,065,902
United Therapeutics Corp.(b)	33,135	10,042,887
Veracyte, Inc.(b)(c)	192,906	5,883,633
Xencor, Inc.(b)	446,673	4,922,336
		187,449,446
Life Sciences Tools & Services-9.76%
Bio-Techne Corp.	100,507	5,060,528
Illumina, Inc.(b)	123,695	9,598,732
QIAGEN N.V.(b)	162,590	6,950,728
		21,609,988
	Shares	Value
Pharmaceuticals-5.58%
Collegium Pharmaceutical, Inc.(b)(c)	224,177	$6,051,658
Royalty Pharma PLC, Class A	191,591	6,288,017
		12,339,675
Total Common Stocks & Other Equity Interests (Cost $222,562,871)		221,399,109
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $138,392)	138,392	138,392
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $222,701,263)		221,537,501
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.23%
Invesco Private Government Fund, 4.32%(d)(e)(f)	6,312,059	6,312,059
Invesco Private Prime Fund, 4.46%(d)(e)(f)	16,309,855	16,313,117
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,625,861)		22,625,176
TOTAL INVESTMENTS IN SECURITIES-110.34% (Cost $245,327,124)		244,162,677
OTHER ASSETS LESS LIABILITIES-(10.34)%		(22,879,010)
NET ASSETS-100.00%		$221,283,667

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,539	$5,016,705	$(4,981,852)	$-	$-	$138,392	$12,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Biotechnology & Genome ETF (PBE)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,218,169	$122,255,714	$(129,161,824)	$-	$-	$6,312,059	$551,298 *
Invesco Private Prime Fund	33,997,267	272,358,785	(290,039,928)	4,239	(7,246)	16,313,117	1,472,319 *
Total	$47,318,975	$399,631,204	$(424,183,604)	$4,239	$(7,246)	$22,763,568	$2,036,365

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Building & Construction ETF (PKB)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Building Products-18.31%
Gibraltar Industries, Inc.(b)	84,758	$4,487,936
Griffon Corp.(c)	78,109	5,320,004
Johnson Controls International PLC	124,115	10,413,249
Tecnoglass, Inc.(c)	82,641	5,889,824
Trane Technologies PLC(c)	29,865	11,447,553
		37,558,566
Construction & Engineering-30.65%
AECOM	58,254	5,746,757
Argan, Inc.(c)	45,229	6,925,917
Comfort Systems USA, Inc.	15,448	6,141,352
EMCOR Group, Inc.	26,146	10,476,702
Granite Construction, Inc.(c)	69,350	5,637,461
MasTec, Inc.(b)	44,238	5,632,382
Primoris Services Corp.(c)	80,549	4,830,524
Sterling Infrastructure, Inc.(b)(c)	48,981	7,319,231
Tutor Perini Corp.(b)(c)	250,885	5,383,992
Valmont Industries, Inc.	16,344	4,792,388
		62,886,706
Construction Materials-23.83%
CRH PLC	103,814	9,905,932
Eagle Materials, Inc.	24,953	5,649,110
Knife River Corp.(b)	60,917	5,688,429
Martin Marietta Materials, Inc.	21,228	11,123,047
United States Lime & Minerals, Inc.(c)	59,729	5,585,259
Vulcan Materials Co.	41,678	10,933,390
		48,885,167
Electrical Components & Equipment-2.46%
Thermon Group Holdings, Inc.(b)	192,283	5,043,583
Forest Products-2.37%
Louisiana-Pacific Corp.	56,315	4,860,548
Gas Utilities-5.41%
MDU Resources Group, Inc.(c)	337,893	5,791,486
Southwest Gas Holdings, Inc.	73,486	5,306,424
		11,097,910
Home Improvement Retail-9.33%
Home Depot, Inc. (The)	26,464	9,540,007
Lowe’s Cos., Inc.	42,965	9,605,256
		19,145,263
	Shares	Value
Homebuilding-4.85%
Cavco Industries, Inc.(b)(c)	10,547	$5,208,636
Champion Homes, Inc.(b)(c)	54,972	4,755,078
		9,963,714
Office Services & Supplies-2.76%
Interface, Inc.(c)	300,994	5,658,687
Total Common Stocks & Other Equity Interests (Cost $209,582,410)		205,100,144
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $236,618)	236,618	236,618
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $209,819,028)		205,336,762
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.46%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,653,855	5,653,855
Invesco Private Prime Fund, 4.46%(d)(e)(f)	13,749,386	13,752,136
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,406,726)		19,405,991
TOTAL INVESTMENTS IN SECURITIES-109.55% (Cost $229,225,754)		224,742,753
OTHER ASSETS LESS LIABILITIES-(9.55)%		(19,584,115)
NET ASSETS-100.00%		$205,158,638
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Building & Construction ETF (PKB)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,160	$4,500,552	$(4,399,094)	$-	$-	$236,618	$10,929
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,258,530	82,843,736	(82,448,411)	-	-	5,653,855	165,201 *
Invesco Private Prime Fund	13,523,415	194,482,065	(194,252,387)	(22)	(935)	13,752,136	439,689 *
Total	$18,917,105	$281,826,353	$(281,099,892)	$(22)	$(935)	$19,642,609	$615,819

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Energy Exploration & Production ETF (PXE)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Gas Utilities-3.39%
National Fuel Gas Co.	31,494	$2,418,109
Oil & Gas Exploration & Production-77.97%
APA Corp.	104,247	1,619,998
California Resources Corp.	51,253	1,768,741
Chord Energy Corp.(b)	21,491	1,939,133
Civitas Resources, Inc.(b)	57,820	1,575,595
CNX Resources Corp.(b)(c)	77,126	2,269,818
Coterra Energy, Inc.	156,218	3,836,714
Crescent Energy Co., Class A(b)	170,420	1,411,078
Devon Energy Corp.	119,210	3,625,176
EOG Resources, Inc.	32,571	3,593,558
EQT Corp.	87,577	4,329,807
Expand Energy Corp.	41,571	4,319,227
Gulfport Energy Corp.(b)(c)	13,108	2,261,130
HighPeak Energy, Inc.(b)	181,702	1,455,433
Kosmos Energy Ltd. (Ghana)(c)	877,087	1,350,714
Mach Natural Resources L.P.	148,130	1,989,386
Magnolia Oil & Gas Corp., Class A(b)	100,174	2,056,572
Matador Resources Co.	44,473	1,758,462
Murphy Oil Corp.(b)	84,348	1,731,665
Northern Oil and Gas, Inc.(b)	72,477	1,761,191
Ovintiv, Inc.(b)	55,155	1,852,105
Permian Resources Corp.	170,669	2,013,894
Range Resources Corp.	62,215	2,110,955
Sable Offshore Corp.(b)(c)	79,981	1,492,446
SM Energy Co.(b)	70,527	1,607,310
Talos Energy, Inc.(b)(c)	270,970	1,864,274
		55,594,382
Oil & Gas Refining & Marketing-18.64%
CVR Energy, Inc.	113,586	2,142,232
Marathon Petroleum Corp.	28,403	3,902,856
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	33,877	$3,525,241
Valero Energy Corp.	32,001	3,714,996
		13,285,325
Total Common Stocks & Other Equity Interests (Cost $85,621,421)		71,297,816
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $109,484)	109,484	109,484
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $85,730,905)		71,407,300
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.26%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,995,382	4,995,382
Invesco Private Prime Fund, 4.46%(d)(e)(f)	13,012,049	13,014,651
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,010,545)		18,010,033
TOTAL INVESTMENTS IN SECURITIES-125.41% (Cost $103,741,450)		89,417,333
OTHER ASSETS LESS LIABILITIES-(25.41)%		(18,117,383)
NET ASSETS-100.00%		$71,299,950

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$174,555	$4,435,357	$(4,500,428)	$-	$-	$109,484	$7,332
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Energy Exploration & Production ETF (PXE)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,869,909	$105,101,979	$(107,976,506)	$-	$-	$4,995,382	$320,713 *
Invesco Private Prime Fund	20,256,110	201,371,896	(208,612,358)	2,128	(3,125)	13,014,651	852,074 *
Total	$28,300,574	$310,909,232	$(321,089,292)	$2,128	$(3,125)	$18,119,517	$1,180,119

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Food & Beverage ETF (PBJ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Agricultural Products & Services-3.04%
Fresh Del Monte Produce, Inc.	90,942	$3,092,938
Brewers-2.56%
Molson Coors Beverage Co., Class B(b)	45,142	2,597,019
Fertilizers & Agricultural Chemicals-4.88%
Corteva, Inc.	79,911	4,953,683
Food Distributors-11.92%
Chefs’ Warehouse, Inc. (The)(b)(c)	43,126	2,456,888
Sysco Corp.	67,597	4,826,426
United Natural Foods, Inc.(c)	84,577	2,259,052
US Foods Holding Corp.(c)	39,101	2,567,371
		12,109,737
Food Retail-20.09%
Albertson’s Cos., Inc., Class A	132,951	2,922,263
Kroger Co. (The)	76,870	5,550,783
Maplebear, Inc.(c)	56,286	2,245,248
Natural Grocers by Vitamin Cottage, Inc.	65,167	3,268,777
Sprouts Farmers Market, Inc.(c)	18,962	3,242,502
Weis Markets, Inc.(b)	36,925	3,175,181
		20,404,754
Packaged Foods & Meats-24.46%
Cal-Maine Foods, Inc.	31,174	2,910,716
Dole PLC	195,413	2,968,324
General Mills, Inc.	81,707	4,636,055
J.M. Smucker Co. (The)	24,416	2,838,848
Pilgrim’s Pride Corp.	57,330	3,129,071
Post Holdings, Inc.(b)(c)	23,797	2,693,107
Tyson Foods, Inc., Class A	44,757	2,740,919
Vital Farms, Inc.(b)(c)	85,634	2,932,108
		24,849,148
Passenger Ground Transportation-2.89%
Grab Holdings Ltd., Class A (Singapore)(c)	601,041	2,933,080
Restaurants-9.35%
DoorDash, Inc., Class A(c)	26,309	5,074,743
Dutch Bros, Inc., Class A(c)	37,542	2,242,759
Shake Shack, Inc., Class A(c)	24,798	2,175,777
		9,493,279
	Shares	Value
Soft Drinks & Non-alcoholic Beverages-20.61%
Coca-Cola Co. (The)	70,391	$5,106,867
Keurig Dr Pepper, Inc.	144,027	4,981,894
Monster Beverage Corp.(c)	96,529	5,803,323
Primo Brands Corp.(b)	81,470	2,661,625
Vita Coco Co., Inc. (The)(b)(c)	71,952	2,378,014
		20,931,723
Total Common Stocks & Other Equity Interests (Cost $94,943,952)		101,365,361
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $201,332)	201,332	201,332
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $95,145,284)		101,566,693
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.65%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,285,869	3,285,869
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,542,122	8,543,830
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,829,699)		11,829,699
TOTAL INVESTMENTS IN SECURITIES-111.65% (Cost $106,974,983)		113,396,392
OTHER ASSETS LESS LIABILITIES-(11.65)%		(11,830,052)
NET ASSETS-100.00%		$101,566,340

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$278,201	$3,390,673	$(3,467,542)	$-	$-	$201,332	$8,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Food & Beverage ETF (PBJ)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,586,758	$82,949,090	$(81,249,979)	$-	$-	$3,285,869	$196,085 *
Invesco Private Prime Fund	4,078,883	181,488,746	(177,024,014)	232	(17)	8,543,830	531,607 *
Total	$5,943,842	$267,828,509	$(261,741,535)	$232	$(17)	$12,031,031	$736,064

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Leisure and Entertainment ETF (PEJ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Broadcasting-2.71%
Fox Corp., Class A	170,742	$8,501,244
Casinos & Gaming-15.04%
Accel Entertainment, Inc.(b)(c)	822,716	8,473,975
Boyd Gaming Corp.(c)	128,897	8,911,939
Monarch Casino & Resort, Inc.(c)	107,152	8,378,215
Sportradar Group AG (Switzerland)(b)(c)	472,603	10,921,855
Super Group (SGHC) Ltd. (Guernsey)	1,288,528	10,462,847
		47,148,831
Food Distributors-8.34%
Sysco Corp.	239,290	17,085,306
US Foods Holding Corp.(b)	138,334	9,083,010
		26,168,316
Food Retail-2.53%
Maplebear, Inc.(b)	199,103	7,942,219
Hotels, Resorts & Cruise Lines-24.08%
Carnival Corp.(b)(c)	750,354	13,761,492
Choice Hotels International, Inc.(c)	65,645	8,278,491
Expedia Group, Inc.	48,703	7,642,962
Hilton Worldwide Holdings, Inc.	69,074	15,574,806
Norwegian Cruise Line Holdings Ltd.(b)(c)	395,117	6,333,726
Royal Caribbean Cruises Ltd.(c)	74,986	16,115,241
Wyndham Hotels & Resorts, Inc.	91,378	7,794,543
		75,501,261
Leisure Facilities-3.08%
Life Time Group Holdings, Inc.(b)(c)	314,786	9,651,339
Movies & Entertainment-10.80%
Madison Square Garden Sports Corp., Class A(b)(c)	48,143	9,270,898
TKO Group Holdings, Inc.(c)	62,351	10,157,601
Warner Bros. Discovery, Inc.(b)(c)	1,666,329	14,447,072
		33,875,571
Passenger Airlines-10.70%
Delta Air Lines, Inc.	288,254	12,000,014
SkyWest, Inc.(b)	99,234	8,848,696
United Airlines Holdings, Inc.(b)	184,446	12,693,573
		33,542,283
	Shares	Value
Passenger Ground Transportation-3.31%
Grab Holdings Ltd., Class A (Singapore)(b)	2,126,919	$10,379,365
Restaurants-19.40%
Brinker International, Inc.(b)	62,410	8,381,663
Cheesecake Factory, Inc. (The)(c)	178,581	8,995,125
Darden Restaurants, Inc.(c)	49,088	9,849,016
DoorDash, Inc., Class A(b)	93,157	17,969,054
Dutch Bros, Inc., Class A(b)	132,877	7,938,072
Shake Shack, Inc., Class A(b)(c)	87,828	7,706,029
		60,838,959
Total Common Stocks & Other Equity Interests (Cost $324,644,364)		313,549,388
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $265,533)	265,533	265,533
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $324,909,897)		313,814,921
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.70%
Invesco Private Government Fund, 4.32%(d)(e)(f)	28,133,782	28,133,782
Invesco Private Prime Fund, 4.46%(d)(e)(f)	52,457,373	52,467,864
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,601,963)		80,601,646
TOTAL INVESTMENTS IN SECURITIES-125.77% (Cost $405,511,860)		394,416,567
OTHER ASSETS LESS LIABILITIES-(25.77)%		(80,822,463)
NET ASSETS-100.00%		$313,594,104

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$254,757	$3,808,754	$(3,797,978)	$-	$-	$265,533	$13,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,495,133	$276,913,578	$(269,274,929)	$-	$-	$28,133,782	$714,584 *
Invesco Private Prime Fund	52,522,306	445,888,153	(445,938,790)	5,664	(9,469)	52,467,864	1,909,851 *
Total	$73,272,196	$726,610,485	$(719,011,697)	$5,664	$(9,469)	$80,867,179	$2,637,843

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Next Gen Connectivity ETF (KNCT)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Application Software-4.76%
Cadence Design Systems, Inc.(b)	1,600	$476,384
Confluent, Inc., Class A(b)(c)	1,661	39,548
Datadog, Inc., Class A(b)	2,066	211,062
DocuSign, Inc.(b)	1,348	110,199
Dynatrace, Inc.(b)	1,979	92,954
Nutanix, Inc., Class A(b)	1,761	120,981
Synopsys, Inc.(b)	911	418,158
		1,469,286
Cable & Satellite-2.77%
Charter Communications, Inc., Class A(b)	627	245,696
Comcast Corp., Class A	15,652	535,298
Liberty Broadband Corp., Class C(b)(c)	814	73,578
		854,572
Communications Equipment-9.52%
Accton Technology Corp. (Taiwan)	3,427	63,833
Arista Networks, Inc.(b)	7,159	588,971
Ciena Corp.(b)(c)	959	64,406
Cisco Systems, Inc.	22,180	1,280,451
F5, Inc.(b)	387	102,454
Juniper Networks, Inc.	2,186	79,396
Motorola Solutions, Inc.	960	422,774
Nokia OYJ (Finland)	35,073	175,940
Telefonaktiebolaget LM Ericsson, Class B (Sweden)(c)	19,233	162,816
		2,941,041
Construction & Engineering-0.09%
Dycom Industries, Inc.(b)	173	28,986
Data Center REITs-2.89%
Digital Realty Trust, Inc.	2,089	335,368
Equinix, Inc.	648	557,766
		893,134
Data Processing & Outsourced Services-0.09%
Genpact Ltd.	575	28,899
Electronic Components-1.61%
Amphenol Corp., Class A	4,959	381,595
Coherent Corp.(b)	1,026	65,992
Largan Precision Co. Ltd. (Taiwan)	708	50,475
		498,062
Electronic Equipment & Instruments-0.37%
Keysight Technologies, Inc.(b)	774	112,540
Electronic Manufacturing Services-0.77%
TE Connectivity PLC (Switzerland)	1,619	236,989
Integrated Telecommunication Services-14.20%
AT&T, Inc.	47,158	1,306,277
BCE, Inc. (Canada)(c)	2,537	56,276
BT Group PLC (United Kingdom)(c)	26,803	62,349
Cellnex Telecom S.A. (Spain)(d)	3,031	123,085
China Tower Corp. Ltd., H Shares (China)(d)	27,561	39,926
Chunghwa Telecom Co. Ltd. (Taiwan)	14,591	58,990
Deutsche Telekom AG (Germany)	15,449	556,800
Elisa OYJ (Finland)(c)	1,000	53,532
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	18,748	88,842
	Shares	Value
Integrated Telecommunication Services-(continued)
Frontier Communications Parent, Inc.(b)	1,564	$56,695
Indus Towers Ltd. (India)(b)	8,759	42,211
Nippon Telegraph & Telephone Corp. (Japan)	84,659	88,703
Orange S.A. (France)	8,790	127,965
PT Telkom Indonesia (Persero) Tbk (Indonesia)	295,620	46,595
Swisscom AG (Switzerland)(c)	95	63,631
Telefonica S.A. (Spain)	26,377	135,971
Telenor ASA (Norway)	3,623	54,593
Telia Co. AB (Sweden)	12,923	48,649
Telstra Group Ltd. (Australia)	24,275	69,983
TELUS Corp. (Canada)	4,696	72,142
Verizon Communications, Inc.	27,999	1,233,636
		4,386,851
Internet Services & Infrastructure-1.82%
Akamai Technologies, Inc.(b)	998	80,419
Cloudflare, Inc., Class A(b)	2,017	243,613
MongoDB, Inc.(b)	491	84,536
NEXTDC Ltd. (Australia)(b)(c)	4,259	32,300
Okta, Inc.(b)	1,079	121,021
		561,889
IT Consulting & Other Services-4.01%
Accenture PLC, Class A (Ireland)	2,559	765,525
Fujitsu Ltd. (Japan)	8,545	190,283
Kyndryl Holdings, Inc.(b)	1,385	44,902
NEC Corp. (Japan)	4,865	118,710
Tech Mahindra Ltd. (India)	3,552	63,178
Wipro Ltd. (India)	19,191	54,811
		1,237,409
Research & Consulting Services-0.38%
Booz Allen Hamilton Holding Corp.	451	54,129
CACI International, Inc., Class A(b)(c)	140	64,102
		118,231
Security & Alarm Services-0.22%
SECOM Co. Ltd. (Japan)	1,823	67,192
Semiconductors-25.68%
ARM Holdings PLC, ADR(b)(c)	872	99,451
Broadcom, Inc.	12,653	2,435,323
Intel Corp.	27,253	547,785
Lattice Semiconductor Corp.(b)	915	44,771
Marvell Technology, Inc.	5,753	335,803
Microchip Technology, Inc.	2,560	117,965
Micron Technology, Inc.(c)	6,155	473,627
QUALCOMM, Inc.	7,406	1,099,495
Rambus, Inc.(b)	715	34,885
SK hynix, Inc. (South Korea)	2,286	285,231
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	82,741	2,344,429
United Microelectronics Corp. (Taiwan)	79,382	111,393
		7,930,158
Systems Software-7.66%
Check Point Software Technologies Ltd. (Israel)(b)	565	124,051
CrowdStrike Holdings, Inc., Class A(b)	1,546	663,033
CyberArk Software Ltd.(b)	327	115,156
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
April 30, 2025
	Shares	Value
Systems Software-(continued)
Fortinet, Inc.(b)	4,197	$435,481
Palo Alto Networks, Inc.(b)	4,406	823,614
Qualys, Inc.(b)	244	30,673
Tenable Holdings, Inc.(b)	791	24,181
Zscaler, Inc.(b)(c)	658	148,820
		2,365,009
Technology Hardware, Storage & Peripherals-12.71%
Apple, Inc.	11,548	2,453,950
Lite-On Technology Corp. (Taiwan)	8,669	26,217
NetApp, Inc.(c)	1,360	122,060
Samsung Electronics Co. Ltd. (South Korea)	21,322	831,932
Xiaomi Corp., B Shares (China)(b)(d)	76,890	492,323
		3,926,482
Telecom Tower REITs-3.51%
American Tower Corp.	3,112	701,476
Crown Castle, Inc.	1,957	206,972
SBA Communications Corp., Class A	715	174,031
		1,082,479
Wireless Telecommunication Services-6.73%
America Movil S.A.B. de C.V., Class B (Mexico)	150,346	129,954
Bharti Airtel Ltd. (India)	16,341	360,454
KDDI Corp. (Japan)	16,198	287,772
Rogers Communications, Inc., Class B (Canada)	1,166	30,338
SoftBank Corp. (Japan)	103,053	156,316
SoftBank Group Corp. (Japan)	3,816	193,434
Tele2 AB, Class B (Sweden)	2,865	42,361
T-Mobile US, Inc.	3,114	769,002
Vodafone Group PLC (United Kingdom)	110,157	108,495
		2,078,126
Total Common Stocks & Other Equity Interests (Cost $23,866,243)		30,817,335
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $13,591)	13,591	$13,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $23,879,834)		30,830,926
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.74%
Invesco Private Government Fund, 4.32%(e)(f)(g)	406,458	406,458
Invesco Private Prime Fund, 4.46%(e)(f)(g)	1,057,640	1,057,852
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,464,310)		1,464,310
TOTAL INVESTMENTS IN SECURITIES-104.57% (Cost $25,344,144)		32,295,236
OTHER ASSETS LESS LIABILITIES-(4.57)%		(1,411,283)
NET ASSETS-100.00%		$30,883,953

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $655,334, which represented 2.12% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$895,394	$(881,803)	$-	$-	$13,591	$1,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$280,801	$12,477,502	$(12,351,845)	$-	$-	$406,458	$20,829 *
Invesco Private Prime Fund	721,774	24,789,333	(24,453,258)	103	(100)	1,057,852	55,822 *
Total	$1,002,575	$38,162,229	$(37,686,906)	$103	$(100)	$1,477,901	$77,714

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Next Gen Media and Gaming ETF (GGME)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Advertising-1.54%
Integral Ad Science Holding Corp.(b)(c)	5,109	$36,120
Magnite, Inc.(b)(c)	10,266	122,063
Trade Desk, Inc. (The), Class A(b)(c)	32,822	1,760,244
		1,918,427
Application Software-13.57%
Adobe, Inc.(b)	14,368	5,387,712
ANSYS, Inc.(b)	6,384	2,054,882
Autodesk, Inc.(b)	15,476	4,244,293
Beijing Kingsoft Office Software, Inc., A Shares (China)	1,975	80,230
Bentley Systems, Inc., Class B(c)	12,990	558,440
Dassault Systemes SE (France)	52,916	1,989,915
DoubleVerify Holdings, Inc.(b)(c)	10,446	138,514
Iflytek Co. Ltd., A Shares (China)	6,748	43,791
Nemetschek SE (Germany)	2,567	342,290
Riskified Ltd., Class A(b)	8,295	38,074
Unity Software, Inc.(b)(c)	24,028	506,270
Zoom Communications, Inc., Class A(b)	19,157	1,485,434
		16,869,845
Casinos & Gaming-3.81%
Aristocrat Leisure Ltd. (Australia)	45,689	1,949,201
DraftKings, Inc., Class A(b)	35,478	1,181,063
Everi Holdings, Inc.(b)(c)	3,325	46,716
Evolution AB (Sweden)(c)(d)	12,281	852,578
Light & Wonder, Inc.(b)(c)	4,252	363,036
Playtech PLC (United Kingdom)(b)	21,289	216,535
Sportradar Group AG (Switzerland)(b)(c)	5,844	135,055
		4,744,184
Communications Equipment-0.04%
Harmonic, Inc.(b)(c)	5,407	48,555
Consumer Electronics-0.17%
Merry Electronics Co. Ltd. (Taiwan)	18,362	65,018
Sonos, Inc.(b)	8,801	81,057
TCL Electronics Holdings Ltd. (China)	47,582	60,112
		206,187
Electronic Manufacturing Services-0.04%
Primax Electronics Ltd. (Taiwan)	21,216	49,569
Interactive Home Entertainment-17.41%
Capcom Co. Ltd. (Japan)	23,863	692,493
CD Projekt S.A. (Poland)(c)	4,144	257,767
DeNA Co. Ltd. (Japan)	4,579	124,092
Electronic Arts, Inc.	17,474	2,535,303
Embracer Group AB, Class A (Sweden)(b)(c)	9,417	119,094
GungHo Online Entertainment, Inc. (Japan)	3,381	71,715
Kakao Games Corp. (South Korea)(b)	3,117	31,128
Kingsoft Corp. Ltd. (China)(c)	69,622	346,925
Koei Tecmo Holdings Co. Ltd. (Japan)	7,794	134,027
Konami Group Corp. (Japan)	6,399	916,058
Krafton, Inc. (South Korea)(b)	2,260	591,673
Mixi, Inc. (Japan)	2,528	56,305
Modern Times Group MTG AB, Class B (Sweden)(b)	6,656	79,917
NCSoft Corp. (South Korea)	938	96,553
NetEase, Inc. (China)	114,867	2,469,508
	Shares	Value
Interactive Home Entertainment-(continued)
Netmarble Corp. (South Korea)(d)	2,545	$80,055
Nexon Co. Ltd. (Japan)	23,524	369,964
Nintendo Co. Ltd. (Japan)	78,770	6,555,074
Pearl Abyss Corp. (South Korea)(b)	2,662	66,318
Roblox Corp., Class A(b)	42,587	2,855,458
Square Enix Holdings Co. Ltd. (Japan)	4,794	277,864
Take-Two Interactive Software, Inc.(b)	11,971	2,793,074
Ubisoft Entertainment S.A. (France)(b)(c)	7,157	84,616
Wemade Co. Ltd. (South Korea)(b)	1,468	29,623
ZX, Inc. (China)(b)(d)	14,062	15,465
		21,650,069
Interactive Media & Services-8.85%
Bumble, Inc., Class A(b)(c)	7,869	33,207
Meitu, Inc. (China)(b)(d)	212,107	149,640
Meta Platforms, Inc., Class A	16,339	8,970,111
Pinterest, Inc., Class A(b)	44,118	1,117,068
Snap, Inc., Class A(b)(c)	88,410	703,744
Soop Co. Ltd. (South Korea)	481	27,753
		11,001,523
Internet Services & Infrastructure-2.15%
Cloudflare, Inc., Class A(b)	22,181	2,679,021
IT Consulting & Other Services-0.04%
Addnode Group AB (Sweden)(c)	5,452	47,038
Leisure Products-0.47%
Peloton Interactive, Inc., Class A(b)(c)	15,542	107,085
Sankyo Co. Ltd. (Japan)	15,957	243,453
Sega Sammy Holdings, Inc. (Japan)	11,330	238,366
		588,904
Movies & Entertainment-15.31%
NetEase Cloud Music, Inc. (China)(b)(d)	5,303	124,035
Netflix, Inc.(b)	10,842	12,270,108
Roku, Inc., Class A(b)	9,263	631,551
Spotify Technology S.A. (Sweden)(b)	9,799	6,016,390
		19,042,084
Semiconductors-23.29%
Advanced Micro Devices, Inc.(b)	55,337	5,387,057
Ambarella, Inc.(b)	3,034	145,602
Cambricon Technologies Corp. Ltd. (China)(b)	1,805	175,219
MediaTek, Inc. (Taiwan)	116,463	4,948,874
NVIDIA Corp.	83,503	9,095,147
QUALCOMM, Inc.	62,055	9,212,685
		28,964,584
Systems Software-0.32%
Adeia, Inc.	6,997	86,133
Dolby Laboratories, Inc., Class A	4,001	307,237
		393,370
Technology Hardware, Storage & Peripherals-12.72%
Apple, Inc.	46,027	9,780,737
Clevo Co. (Taiwan)	28,494	42,701
HTC Corp. (Taiwan)(b)	52,007	62,956
Kinpo Electronics (Taiwan)	98,558	61,548
Lenovo Group Ltd. (China)(c)	464,497	537,289
Logitech International S.A., Class R (Switzerland)(c)	9,196	701,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
April 30, 2025
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	5,079	$52,500
Wacom Co. Ltd. (Japan)	9,459	36,297
Xiaomi Corp., B Shares (China)(b)(d)	709,481	4,542,770
		15,818,664
Trading Companies & Distributors-0.07%
Xometry, Inc., Class A(b)(c)	3,208	82,253
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $123,255,089)		124,104,277
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.56%
Invesco Private Government Fund, 4.32%(e)(f)(g)	1,571,040	1,571,040
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	4,090,716	$4,091,534
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,662,663)		5,662,574
TOTAL INVESTMENTS IN SECURITIES-104.36% (Cost $128,917,752)		129,766,851
OTHER ASSETS LESS LIABILITIES-(4.36)%		(5,416,502)
NET ASSETS-100.00%		$124,350,349

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $5,764,543, which represented 4.64% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$72,318	$8,500,655	$(8,572,973)	$-	$-	$-	$8,374
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	261,121	20,697,532	(19,387,613)	-	-	1,571,040	31,151 *
Invesco Private Prime Fund	677,907	44,268,700	(40,854,845)	(45)	(183)	4,091,534	84,211 *
Total	$1,011,346	$73,466,887	$(68,815,431)	$(45)	$(183)	$5,662,574	$123,736

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Oil & Gas Services ETF (PXJ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Oil & Gas Drilling-12.00%
Helmerich & Payne, Inc.	31,214	$589,632
Noble Corp. PLC(b)	57,379	1,247,420
Patterson-UTI Energy, Inc.	103,572	584,146
Seadrill Ltd. (Norway)(b)(c)	29,840	612,914
		3,034,112
Oil & Gas Equipment & Services-65.11%
Archrock, Inc.	58,308	1,371,987
Baker Hughes Co., Class A	34,959	1,237,549
Bristow Group, Inc.(c)	23,679	687,638
Cactus, Inc., Class A	14,623	554,797
Halliburton Co.	58,708	1,163,593
Helix Energy Solutions Group, Inc.(b)(c)	97,670	594,810
Innovex International, Inc.(b)(c)	52,045	785,879
Kodiak Gas Services, Inc.	19,984	679,656
Liberty Energy, Inc., Class A	48,140	553,610
NOV, Inc.(b)	102,824	1,193,787
Oceaneering International, Inc.(b)(c)	37,840	671,660
ProFrac Holding Corp., Class A(b)(c)	121,205	503,001
RPC, Inc.	148,139	700,697
Schlumberger N.V.	37,530	1,247,872
Select Water Solutions, Inc., Class A	68,683	585,179
TechnipFMC PLC (United Kingdom)	55,278	1,557,181
Tidewater, Inc.(b)(c)	17,557	635,388
USA Compression Partners L.P.	30,745	750,178
Weatherford International PLC	24,080	996,912
		16,471,374
Oil & Gas Storage & Transportation-22.86%
DHT Holdings, Inc.	79,390	848,679
Dorian LPG Ltd.	39,659	849,496
Golar LNG Ltd. (Cameroon)(b)	21,947	932,857
International Seaways, Inc.(b)	23,591	801,150
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Navigator Holdings Ltd.	54,332	$689,473
Scorpio Tankers, Inc. (Monaco)	20,404	769,027
Teekay Tankers Ltd., Class A (Canada)(b)	20,949	891,799
		5,782,481
Total Common Stocks & Other Equity Interests (Cost $37,317,997)		25,287,967
Money Market Funds-0.50%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $128,164)	128,164	128,164
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.47% (Cost $37,446,161)		25,416,131
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.78%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,072,755	2,072,755
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,964,546	5,965,739
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,038,802)		8,038,494
TOTAL INVESTMENTS IN SECURITIES-132.25% (Cost $45,484,963)		33,454,625
OTHER ASSETS LESS LIABILITIES-(32.25)%		(8,158,395)
NET ASSETS-100.00%		$25,296,230

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$88,783	$3,316,485	$(3,277,104)	$-	$-	$128,164	$6,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Oil & Gas Services ETF (PXJ)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,710,879	$45,051,188	$(49,689,312)	$-	$-	$2,072,755	$194,006 *
Invesco Private Prime Fund	17,260,527	98,047,160	(109,342,305)	984	(627)	5,965,739	521,765 *
Total	$24,060,189	$146,414,833	$(162,308,721)	$984	$(627)	$8,166,658	$722,352

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Pharmaceuticals ETF (PJP)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Biotechnology-27.01%
AbbVie, Inc.	63,477	$12,384,363
Amgen, Inc.	41,058	11,944,593
Biogen, Inc.(b)	49,263	5,964,764
Geron Corp.(b)(c)	2,981,732	4,204,242
Gilead Sciences, Inc.	116,189	12,378,776
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.	9,771	5,850,484
Travere Therapeutics, Inc.(b)(c)	342,340	7,124,095
United Therapeutics Corp.(b)(c)	19,772	5,992,696
		65,844,013
Health Care Equipment-5.12%
Abbott Laboratories	95,410	12,474,857
Pharmaceuticals-67.79%
Amneal Pharmaceuticals, Inc.(b)	831,470	6,369,060
Amphastar Pharmaceuticals, Inc.(b)(c)	220,915	5,392,535
ANI Pharmaceuticals, Inc.(b)(c)	129,656	9,182,238
Bristol-Myers Squibb Co.	121,412	6,094,882
Collegium Pharmaceutical, Inc.(b)(c)	245,226	6,619,876
Corcept Therapeutics, Inc.(b)(c)	115,420	8,296,390
Eli Lilly and Co.	14,374	12,921,507
Harmony Biosciences Holdings, Inc.(b)(c)	191,161	5,633,515
Innoviva, Inc.(b)(c)	392,090	7,328,162
Jazz Pharmaceuticals PLC(b)(c)	50,617	5,920,164
Johnson & Johnson	78,031	12,197,026
Ligand Pharmaceuticals, Inc.(b)(c)	59,553	6,542,493
Liquidia Corp.(b)(c)	457,562	6,392,141
Merck & Co., Inc.	141,755	12,077,526
Pacira BioSciences, Inc.(b)(c)	281,650	7,576,385
Perrigo Co. PLC(c)	280,307	7,209,496
Pfizer, Inc.	484,686	11,831,185
	Shares	Value
Pharmaceuticals-(continued)
Prestige Consumer Healthcare, Inc.(b)(c)	80,925	$6,573,538
Supernus Pharmaceuticals, Inc.(b)(c)	215,467	6,998,368
Tarsus Pharmaceuticals, Inc.(b)(c)	171,215	8,887,771
Viatris, Inc.	615,800	5,185,036
		165,229,294
Total Common Stocks & Other Equity Interests (Cost $225,474,207)		243,548,164
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $272,687)	272,687	272,687
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $225,746,894)		243,820,851
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.40%
Invesco Private Government Fund, 4.32%(e)(f)(g)	15,157,839	15,157,839
Invesco Private Prime Fund, 4.46%(e)(f)(g)	39,424,279	39,432,164
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,592,013)		54,590,003
TOTAL INVESTMENTS IN SECURITIES-122.43% (Cost $280,338,907)		298,410,854
OTHER ASSETS LESS LIABILITIES-(22.43)%		(54,672,914)
NET ASSETS-100.00%		$243,737,940

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$237,609	$7,795,240	$(7,760,162)	$-	$-	$272,687	$11,803
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Pharmaceuticals ETF (PJP)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,771,041	$138,716,180	$(136,329,382)	$-	$-	$15,157,839	$696,457 *
Invesco Private Prime Fund	32,847,744	295,325,542	(288,737,687)	4,181	(7,616)	39,432,164	1,848,896 *
Total	$45,856,394	$441,836,962	$(432,827,231)	$4,181	$(7,616)	$54,862,690	$2,557,156

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Semiconductors ETF (PSI)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Semiconductor Materials & Equipment-37.96%
ACM Research, Inc., Class A(b)(c)	823,789	$16,039,172
Amkor Technology, Inc.	870,063	15,182,599
Applied Materials, Inc.	209,293	31,542,548
Camtek Ltd. (Israel)(c)	245,807	16,061,030
FormFactor, Inc.(b)(c)	555,983	15,645,362
Ichor Holdings Ltd.(b)(c)	628,876	12,439,167
KLA Corp.	47,794	33,584,366
Kulicke & Soffa Industries, Inc. (Singapore)(c)	475,179	15,315,019
Lam Research Corp.	431,511	30,926,393
Nova Ltd. (Israel)(b)	75,458	14,805,614
Photronics, Inc.(b)	912,938	16,679,377
		218,220,647
Semiconductors-61.99%
Alpha & Omega Semiconductor Ltd.(b)(c)	607,063	11,430,996
Ambarella, Inc.(b)(c)	256,662	12,317,209
Analog Devices, Inc.	147,246	28,701,190
Broadcom, Inc.	171,055	32,922,956
Cirrus Logic, Inc.(b)	175,830	16,886,713
Credo Technology Group Holding Ltd.(b)(c)	331,713	14,280,245
Lattice Semiconductor Corp.(b)	289,220	14,151,535
MACOM Technology Solutions Holdings, Inc.(b)	162,476	16,856,885
Marvell Technology, Inc.	203,206	11,861,134
MaxLinear, Inc.(b)	1,326,158	13,248,318
Monolithic Power Systems, Inc.	29,018	17,210,576
NVIDIA Corp.	273,599	29,800,403
Power Integrations, Inc.	297,210	14,598,955
QUALCOMM, Inc.	214,898	31,903,757
Semtech Corp.(b)(c)	513,246	16,038,938
Silicon Laboratories, Inc.(b)(c)	130,974	13,327,914
SiTime Corp.(b)	117,954	17,322,725
	Shares	Value
Semiconductors-(continued)
Texas Instruments, Inc.	173,250	$27,728,663
Tower Semiconductor Ltd. (Israel)(b)	439,077	15,710,175
		356,299,287
Total Common Stocks & Other Equity Interests (Cost $597,876,404)		574,519,934
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $458,979)	458,979	458,979
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $598,335,383)		574,978,913
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.95%
Invesco Private Government Fund, 4.32%(d)(e)(f)	7,907,068	7,907,068
Invesco Private Prime Fund, 4.46%(d)(e)(f)	20,573,806	20,577,921
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,486,225)		28,484,989
TOTAL INVESTMENTS IN SECURITIES-104.98% (Cost $626,821,608)		603,463,902
OTHER ASSETS LESS LIABILITIES-(4.98)%		(28,643,445)
NET ASSETS-100.00%		$574,820,457

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$422,840	$10,007,830	$(9,971,691)	$-	$-	$458,979	$22,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Semiconductors ETF (PSI)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,403,079	$225,654,254	$(228,150,265)	$-	$-	$7,907,068	$970,530 *
Invesco Private Prime Fund	26,750,820	457,843,801	(464,015,864)	3,184	(4,020)	20,577,921	2,597,183 *
Total	$37,576,739	$693,505,885	$(702,137,820)	$3,184	$(4,020)	$28,943,968	$3,590,158

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

27

Statements of Assets and Liabilities
April 30, 2025

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Assets:
Unaffiliated investments in securities, at value(a)	$382,142,995	$221,399,109	$205,100,144	$71,297,816
Affiliated investments in securities, at value	35,517,699	22,763,568	19,642,609	18,119,517
Cash	-	5,728	-	2,993
Foreign currencies, at value	14,221	-	-	-
Receivable for:
Dividends	67,699	771	51,539	40,612
Securities lending	2,255	2,008	2,080	6,203
Investments sold	-	-	-	-
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	-	-	-
Expenses absorbed	-	-	-	-
Foreign tax reclaims	1,711	-	-	-
Other assets	4,456	4,566	4,617	4,415
Total assets	417,751,036	244,175,750	224,800,989	89,471,556
Liabilities:
Due to custodian	-	-	-	-
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	35,386,956	22,625,861	19,406,726	18,010,545
Fund shares repurchased	-	-	-	-
Expenses recaptured	-	-	-	2,896
Accrued advisory fees	148,841	88,615	83,691	30,157
Accrued trustees’ and officer’s fees	74,884	107,194	74,817	77,003
Accrued expenses	96,742	70,413	77,117	50,939
Accrued tax expenses	-	-	-	66
Total liabilities	35,707,423	22,892,083	19,642,351	18,171,606
Net Assets	$382,043,613	$221,283,667	$205,158,638	$71,299,950
Net assets consist of:
Shares of beneficial interest	$554,010,920	$538,096,497	$343,322,469	$245,163,486
Distributable earnings (loss)	(171,967,307)	(316,812,830)	(138,163,831)	(173,863,536)
Net Assets	$382,043,613	$221,283,667	$205,158,638	$71,299,950
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,380,000	3,550,000	2,920,000	2,910,000
Net asset value	$40.73	$62.33	$70.26	$24.50
Market price	$40.67	$62.31	$70.22	$24.48
Unaffiliated investments in securities, at cost	$372,706,657	$222,562,871	$209,582,410	$85,621,421
Affiliated investments in securities, at cost	$35,517,699	$22,764,253	$19,643,344	$18,120,029
Foreign currencies (due to foreign custodian), at cost	$13,735	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$34,493,414	$22,533,528	$19,131,199	$16,964,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$101,365,361	$313,549,388	$30,817,335	$124,104,277	$25,287,967	$243,548,164	$574,519,934
12,031,031	80,867,179	1,477,901	5,662,574	8,166,658	54,862,690	28,943,968
-	-	-	-	-	-	-
-	-	6,360	-	-	-	-

173,712	69,997	55,103	62,982	498	240,075	249,910
1,187	7,416	185	825	1,710	4,893	21,641
-	-	-	505,445	16,141	-	-
-	-	-	180,503	-	-	-
-	-	-	1,355	-	-	-
8	-	-	-	-	-	-
-	-	936	-	-	-	-
4,390	4,543	-	4,047	4,373	4,583	3,665
113,575,689	394,498,523	32,357,820	130,522,008	33,477,347	298,660,405	603,739,118

-	-	-	59,440	-	-	-
-	-	-	1,702	-	-	-

-	-	-	578	-	-	-
11,829,699	80,601,963	1,464,310	5,662,663	8,038,802	54,592,013	28,486,225
-	-	-	269,829	-	-	-
-	13,831	-	5,465	979	-	-
38,619	123,700	9,557	48,295	11,047	97,185	221,657
88,895	80,845	-	78,577	90,045	163,839	76,088
52,136	84,080	-	45,110	40,244	69,428	134,691
-	-	-	-	-	-	-
12,009,349	80,904,419	1,473,867	6,171,659	8,181,117	54,922,465	28,918,661
$101,566,340	$313,594,104	$30,883,953	$124,350,349	$25,296,230	$243,737,940	$574,820,457

$217,618,947	$864,224,761	$75,416,170	$233,501,862	$151,440,540	$690,283,844	$781,514,397
(116,052,607)	(550,630,657)	(44,532,217)	(109,151,513)	(126,144,310)	(446,545,904)	(206,693,940)
$101,566,340	$313,594,104	$30,883,953	$124,350,349	$25,296,230	$243,737,940	$574,820,457
2,150,000	6,520,000	300,000	2,420,000	1,155,978	2,970,000	12,430,000
$47.24	$48.10	$102.95	$51.38	$21.88	$82.07	$46.24
$47.20	$48.10	$102.91	$51.26	$21.86	$81.96	$46.21
$94,943,952	$324,644,364	$23,866,243	$123,255,089	$37,317,997	$225,474,207	$597,876,404
$12,031,031	$80,867,496	$1,477,901	$5,662,663	$8,166,966	$54,864,700	$28,945,204
$-	$-	$5,789	$(1,674)	$-	$-	$-
$11,784,664	$77,780,381	$1,395,258	$5,177,287	$7,598,952	$53,344,497	$28,148,541

29

Statements of Operations
For the year ended April 30, 2025

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Investment income:
Unaffiliated dividend income	$2,028,338	$1,054,708	$2,465,350	$3,339,341
Affiliated dividend income	11,660	12,748	10,929	7,332
Non-cash dividend income	-	-	-	-
Securities lending income, net	28,204	169,098	14,352	154,021
Foreign withholding tax	(53,371)	-	-	-
Total investment income	2,014,831	1,236,554	2,490,631	3,500,694
Expenses:
Advisory fees	1,949,207	1,272,736	1,715,014	570,062
Sub-licensing fees	92,314	76,131	102,622	34,057
Accounting & administration fees	38,268	28,597	36,700	18,036
Professional fees	40,236	33,052	33,646	32,507
Custodian & transfer agent fees	26,119	20,299	9,360	6,878
Trustees’ and officer’s fees	12,567	12,807	12,320	10,647
Other expenses	43,759	39,104	39,659	27,163
Total expenses	2,202,470	1,482,726	1,949,321	699,350
Less: Waivers	(220)	(242)	(214)	(142)
Net expenses	2,202,250	1,482,484	1,949,107	699,208
Net investment income (loss)	(187,419)	(245,930)	541,524	2,801,486
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,259,568	(4,318,842)	(31,900,941)	(9,337,817)
Affiliated investment securities	(1,650)	(7,246)	(935)	(3,125)
In-kind redemptions	2,927,911	22,385,190	68,306,036	4,752,799
Foreign currencies	4,028	-	-	-
Net realized gain (loss)	4,189,857	18,059,102	36,404,160	(4,588,143)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(28,443,039)	(11,451,224)	(52,608,416)	(30,168,719)
Affiliated investment securities	696	4,239	(22)	2,128
Foreign currencies	5,259	-	-	-
Change in net unrealized appreciation (depreciation)	(28,437,084)	(11,446,985)	(52,608,438)	(30,166,591)
Net realized and unrealized gain (loss)	(24,247,227)	6,612,117	(16,204,278)	(34,754,734)
Net increase (decrease) in net assets resulting from operations	$(24,434,646)	$6,366,187	$(15,662,754)	$(31,953,248)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$2,523,996	$1,476,872	$705,668	$338,419	$1,871,590	$4,446,060	$5,040,507
8,372	13,408	1,063	8,374	6,581	11,803	22,445
-	-	-	46,128	-	-	-
18,267	228,182	4,271	4,974	40,822	61,647	448,393
-	-	(37,239)	(25,074)	-	-	(10,116)
2,550,635	1,718,462	673,763	372,821	1,918,993	4,519,510	5,501,229

546,949	1,341,264	155,925	278,565	301,439	1,359,207	3,800,574
32,628	80,175	1,961	11,172	18,038	81,288	227,368
16,509	27,166	-	14,388	16,487	29,209	65,109
32,160	32,845	-	39,072	32,798	33,088	35,417
5,665	9,175	-	17,178	(1,566)	3,373	3,295
11,000	11,774	-	10,310	11,017	14,710	15,046
24,940	33,529	(500)	22,993	24,374	31,835	80,520
669,851	1,535,928	157,386	393,678	402,587	1,552,710	4,227,329
(152)	(258)	(20)	(48,398)	(22,946)	(229)	(444)
669,699	1,535,670	157,366	345,280	379,641	1,552,481	4,226,885
1,880,936	182,792	516,397	27,541	1,539,352	2,967,029	1,274,344

(6,120,980)	23,441,059	1,491,921	(120,098)	(1,573,643)	5,013,558	(37,715,071)
(17)	(9,469)	(100)	(183)	(627)	(7,616)	(4,020)
8,612,720	25,384,686	3,671,232	6,005,713	2,782,960	15,817,941	155,821,585
-	-	3,011	(18,219)	-	-	-
2,491,723	48,816,276	5,166,064	5,867,213	1,208,690	20,823,883	118,102,494

(3,494,244)	(27,871,064)	1,375,231	(4,319,467)	(15,088,174)	(3,186,307)	(217,845,198)
232	5,664	103	(45)	984	4,181	3,184
-	-	2,356	4,385	-	-	-
(3,494,012)	(27,865,400)	1,377,690	(4,315,127)	(15,087,190)	(3,182,126)	(217,842,014)
(1,002,289)	20,950,876	6,543,754	1,552,086	(13,878,500)	17,641,757	(99,739,520)
$878,647	$21,133,668	$7,060,151	$1,579,627	$(12,339,148)	$20,608,786	$(98,465,176)

31

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco AI and Next Gen Software ETF (IGPT)		Invesco Biotechnology & Genome ETF (PBE)
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(187,419)	$(429,364)	$(245,930)	$(375,417)
Net realized gain (loss)	4,189,857	11,662,036	18,059,102	(2,748,211)
Change in net unrealized appreciation (depreciation)	(28,437,084)	34,367,857	(11,446,985)	(2,932,883)
Net increase (decrease) in net assets resulting from operations	(24,434,646)	45,600,529	6,366,187	(6,056,511)
Distributions to Shareholders from:
Distributable earnings	-	-	(156,987)	(147,538)
Shareholder Transactions:
Proceeds from shares sold	142,806,648	82,953,904	72,421,443	39,674,463
Value of shares repurchased	(11,894,219)	(33,046,464)	(103,152,345)	(39,322,066)
Net increase (decrease) in net assets resulting from share transactions	130,912,429	49,907,440	(30,730,902)	352,397
Net increase (decrease) in net assets	106,477,783	95,507,969	(24,521,702)	(5,851,652)
Net assets:
Beginning of year	275,565,830	180,057,861	245,805,369	251,657,021
End of year	$382,043,613	$275,565,830	$221,283,667	$245,805,369
Changes in Shares Outstanding:
Shares sold	3,090,000	1,940,000 (a)	1,010,000	650,000
Shares repurchased	(280,000)	(950,000)(a)	(1,500,000)	(630,000)
Shares outstanding, beginning of year	6,570,000	5,580,000 (a)	4,040,000	4,020,000
Shares outstanding, end of year	9,380,000	6,570,000 (a)	3,550,000	4,040,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Building & Construction ETF (PKB)		Invesco Energy Exploration & Production ETF (PXE)		Invesco Food & Beverage ETF (PBJ)		Invesco Leisure and Entertainment ETF (PEJ)
2025	2024	2025	2024	2025	2024	2025	2024

$541,524	$702,027	$2,801,486	$3,733,620	$1,880,936	$2,545,573	$182,792	$1,691,587
36,404,160	50,934,353	(4,588,143)	(10,732,825)	2,491,723	1,973,908	48,816,276	7,975,750
(52,608,438)	31,493,744	(30,166,591)	45,929,718	(3,494,012)	(11,272,278)	(27,865,400)	7,758,160
(15,662,754)	83,130,124	(31,953,248)	38,930,513	878,647	(6,752,797)	21,133,668	17,425,497

(707,412)	(826,953)	(2,778,494)	(3,746,933)	(1,491,296)	(3,378,196)	(353,724)	(1,642,821)

455,284,734	266,324,608	11,219,988	38,573,971	38,868,668	10,883,322	214,494,098	121,216,832
(517,820,601)	(248,183,880)	(55,337,461)	(86,181,100)	(65,224,464)	(208,264,374)	(197,156,695)	(315,143,720)
(62,535,867)	18,140,728	(44,117,473)	(47,607,129)	(26,355,796)	(197,381,052)	17,337,403	(193,926,888)
(78,906,033)	100,443,899	(78,849,215)	(12,423,549)	(26,968,445)	(207,512,045)	38,117,347	(178,144,212)

284,064,671	183,620,772	150,149,165	162,572,714	128,534,785	336,046,830	275,476,757	453,620,969
$205,158,638	$284,064,671	$71,299,950	$150,149,165	$101,566,340	$128,534,785	$313,594,104	$275,476,757

5,950,000	4,480,000	350,000	1,150,000	810,000	240,000	4,450,000	2,890,000
(7,140,000)	(4,230,000)	(1,800,000)	(2,880,000)	(1,360,000)	(4,660,000)	(4,160,000)	(7,610,000)
4,110,000	3,860,000	4,360,000	6,090,000	2,700,000	7,120,000	6,230,000	10,950,000
2,920,000	4,110,000	2,910,000	4,360,000	2,150,000	2,700,000	6,520,000	6,230,000

33

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco Next Gen Connectivity ETF (KNCT)		Invesco Next Gen Media and Gaming ETF (GGME)
	2025	2024	2025	2024
Operations:
Net investment income	$516,397	$509,778	$27,541	$145,244
Net realized gain (loss)	5,166,064	3,386,726	5,867,213	(4,322,955)
Change in net unrealized appreciation (depreciation)	1,377,690	4,647,005	(4,315,127)	10,308,282
Net increase (decrease) in net assets resulting from operations	7,060,151	8,543,509	1,579,627	6,130,571
Distributions to Shareholders from:
Distributable earnings	(548,003)	(383,425)	(92,892)	(341,459)
Shareholder Transactions:
Proceeds from shares sold	-	972	111,380,291	646,109
Value of shares repurchased	(13,912,250)	(6,765,775)	(18,220,139)	(8,593,685)
Net increase (decrease) in net assets resulting from share transactions	(13,912,250)	(6,764,803)	93,160,152	(7,947,576)
Net increase (decrease) in net assets	(7,400,102)	1,395,281	94,646,887	(2,158,464)
Net assets:
Beginning of year	38,284,055	36,888,774	29,703,462	31,861,926
End of year	$30,883,953	$38,284,055	$124,350,349	$29,703,462
Changes in Shares Outstanding:
Shares sold	-	-	2,070,000	20,000
Shares repurchased	(130,000)	(80,000)	(370,000)	(230,000)
Shares outstanding, beginning of year	430,000	510,000	720,000	930,000
Shares outstanding, end of year	300,000	430,000	2,420,000	720,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Oil & Gas Services ETF (PXJ)		Invesco Pharmaceuticals ETF (PJP)		Invesco Semiconductors ETF (PSI)
2025	2024	2025	2024	2025	2024

$1,539,352	$1,217,841	$2,967,029	$2,713,568	$1,274,344	$1,676,196
1,208,690	(5,736,193)	20,823,883	22,418,808	118,102,494	43,561,915
(15,087,190)	11,830,341	(3,182,126)	(25,056,014)	(217,842,014)	188,749,632
(12,339,148)	7,311,989	20,608,786	76,362	(98,465,176)	233,987,743

(2,004,684)	(1,168,441)	(2,915,949)	(2,721,344)	(1,227,411)	(1,955,418)

24,457,037	84,666,249	20,193,044	35,576,332	390,355,792	200,263,341
(75,382,975)	(82,970,999)	(58,183,173)	(74,496,708)	(478,499,007)	(180,652,259)
(50,925,938)	1,695,250	(37,990,129)	(38,920,376)	(88,143,215)	19,611,082
(65,269,770)	7,838,798	(20,297,292)	(41,565,358)	(187,835,802)	251,643,407

90,566,000	82,727,202	264,035,232	305,600,590	762,656,259	511,012,852
$25,296,230	$90,566,000	$243,737,940	$264,035,232	$574,820,457	$762,656,259

790,000	2,830,000 (b)	240,000	460,000	6,810,000	4,100,000 (a)
(2,580,000)	(3,296,022)(b)	(690,000)	(980,000)	(8,550,000)	(3,700,000)(a)
2,945,978	3,412,000 (b)	3,420,000	3,940,000	14,170,000	13,770,000 (a)
1,155,978	2,945,978 (b)	2,970,000	3,420,000	12,430,000	14,170,000 (a)

35

Financial Highlights
Invesco AI and Next Gen Software ETF (IGPT)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$41.94	$32.27	$32.95	$54.43	$32.95
Net investment income (loss)(b)	(0.02)	(0.08)	0.38	0.21 (c)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.19)	9.75	(0.63)	(19.04)	21.62
Total from investment operations	(1.21)	9.67	(0.25)	(18.83)	21.48
Distributions to shareholders from:
Net investment income	-	-	(0.43)	(0.24)	-
Net realized gains	-	-	-	(2.41)	-
Total distributions	-	-	(0.43)	(2.65)	-
Net asset value at end of year	$40.73	$41.94	$32.27	$32.95	$54.43
Market price at end of year(d)	$40.67	$41.93	$32.26	$32.93	$54.41
Net Asset Value Total Return(e)	(2.88)%	29.97%	(0.71)%	(35.58)%	65.17%
Market Price Total Return(e)	(3.00)%	29.97%	(0.67)%	(35.59)%	65.21%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$382,044	$275,566	$180,058	$240,238	$622,085
Ratio to average net assets of:
Expenses, after Waivers	0.56%	0.58%	0.63%	0.56%	0.56%
Expenses, prior to Waivers	0.56%	0.58%	0.64%	0.56%	0.56%
Net investment income (loss)	(0.05)%	(0.22)%	1.18%	0.44%(c)	(0.31)%
Portfolio turnover rate(f)	18%	143%	190%	209%	176%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.36) and (0.26)%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Biotechnology & Genome ETF (PBE)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$60.84	$62.60	$56.27	$75.35	$53.16
Net investment income (loss)(a)	(0.06)	(0.10)	(0.06)	(0.10)	(0.19)
Net realized and unrealized gain (loss) on investments	1.59	(1.62)	6.39	(18.98)	22.38
Total from investment operations	1.53	(1.72)	6.33	(19.08)	22.19
Distributions to shareholders from:
Net investment income	(0.04)	(0.04)	-	-	-
Net asset value at end of year	$62.33	$60.84	$62.60	$56.27	$75.35
Market price at end of year(b)	$62.31	$60.87	$62.59	$56.24	$75.31
Net Asset Value Total Return(c)	2.51%	(2.75)%	11.25%	(25.32)%	41.74%
Market Price Total Return(c)	2.43%	(2.69)%	11.29%	(25.32)%	41.37%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$221,284	$245,805	$251,657	$208,191	$287,833
Ratio to average net assets of:
Expenses	0.58%	0.58%	0.58%	0.57%	0.59%
Net investment income (loss)	(0.10)%	(0.15)%	(0.10)%	(0.14)%	(0.30)%
Portfolio turnover rate(d)	94%	109%	71%	121%	151%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Building & Construction ETF (PKB)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$69.12	$47.57	$41.38	$51.43	$25.83
Net investment income(a)	0.12	0.17	0.21	0.14	0.10
Net realized and unrealized gain (loss) on investments	1.17 (b)	21.57	6.18	(10.05)	25.62
Total from investment operations	1.29	21.74	6.39	(9.91)	25.72
Distributions to shareholders from:
Net investment income	(0.15)	(0.19)	(0.20)	(0.14)	(0.12)
Net asset value at end of year	$70.26	$69.12	$47.57	$41.38	$51.43
Market price at end of year(c)	$70.22	$69.15	$47.56	$41.38	$51.48
Net Asset Value Total Return(d)	1.85%	45.81%	15.53%	(19.31)%	99.81%
Market Price Total Return(d)	1.74%	45.90%	15.50%	(19.39)%	99.54%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$205,159	$284,065	$183,621	$147,322	$279,793
Ratio to average net assets of:
Expenses	0.57%	0.57%	0.62%	0.57%	0.60%
Net investment income	0.16%	0.29%	0.49%	0.29%	0.25%
Portfolio turnover rate(e)	151%	105%	118%	151%	136%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco Energy Exploration & Production ETF (PXE)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$34.44	$26.70	$27.84	$15.09	$10.12
Net investment income(a)	0.76	0.76	1.01	0.51	0.15
Net realized and unrealized gain (loss) on investments	(9.92)	7.76	(1.12)	12.68	5.22
Total from investment operations	(9.16)	8.52	(0.11)	13.19	5.37
Distributions to shareholders from:
Net investment income	(0.78)	(0.78)	(1.03)	(0.44)	(0.40)
Net asset value at end of year	$24.50	$34.44	$26.70	$27.84	$15.09
Market price at end of year(b)	$24.48	$34.44	$26.70	$27.79	$15.12
Net Asset Value Total Return(c)	(27.01)%	32.29%	(0.52)%	88.75%	55.47%
Market Price Total Return(c)	(27.07)%	32.28%	(0.34)%	88.04%	55.94%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$71,300	$150,149	$162,573	$264,216	$59,593
Ratio to average net assets of:
Expenses, after Waivers	0.61%	0.63%	0.60%	0.63%	0.63%
Expenses, prior to Waivers	0.61%	0.63%	0.60%	0.63%	0.95%
Net investment income	2.46%	2.48%	3.38%	2.41%	1.30%
Portfolio turnover rate(d)	75%	106%	94%	63%	73%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco Food & Beverage ETF (PBJ)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$47.61	$47.20	$46.66	$41.25	$30.36
Net investment income(a)	0.80	0.56	1.07 (b)	0.34	0.47
Net realized and unrealized gain (loss) on investments	(0.50)	0.55 (c)	0.40 (c)	5.46	10.87
Total from investment operations	0.30	1.11	1.47	5.80	11.34
Distributions to shareholders from:
Net investment income	(0.67)	(0.70)	(0.93)	(0.39)	(0.45)
Net asset value at end of year	$47.24	$47.61	$47.20	$46.66	$41.25
Market price at end of year(d)	$47.20	$47.61	$47.21	$46.70	$41.27
Net Asset Value Total Return(e)	0.66%	2.43%	3.25%	14.14%	37.65%
Market Price Total Return(e)	0.57%	2.41%	3.19%	14.18%	37.63%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$101,566	$128,535	$336,047	$302,853	$83,735
Ratio to average net assets of:
Expenses, after Waivers	0.61%	0.62%	0.57%	0.63%	0.63%
Expenses, prior to Waivers	0.61%	0.62%	0.57%	0.63%	0.68%
Net investment income	1.72%	1.23%	2.36%(b)	0.78%	1.35%
Portfolio turnover rate(f)	139%	118%	95%	98%	116%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.66 and 1.44%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Leisure and Entertainment ETF (PEJ)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$44.22	$41.43	$43.29	$46.00	$27.39
Net investment income(a)	0.03	0.20	0.19	0.18	0.31 (b)
Net realized and unrealized gain (loss) on investments	3.91	2.81	(1.82)	(2.68)	18.62
Total from investment operations	3.94	3.01	(1.63)	(2.50)	18.93
Distributions to shareholders from:
Net investment income	(0.06)	(0.22)	(0.23)	(0.21)	(0.32)
Net asset value at end of year	$48.10	$44.22	$41.43	$43.29	$46.00
Market price at end of year(c)	$48.10	$44.21	$41.41	$43.29	$45.93
Net Asset Value Total Return(d)	8.91%	7.28%	(3.71)%	(5.47)%	69.34%
Market Price Total Return(d)	8.94%	7.31%	(3.75)%	(5.32)%	68.53%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$313,594	$275,477	$453,621	$1,349,422	$1,787,267
Ratio to average net assets of:
Expenses, after Waivers	0.57%	0.57%	0.58%	0.54%	0.55%
Expenses, prior to Waivers	0.57%	0.57%	0.58%	0.55%	0.55%
Net investment income	0.07%	0.49%	0.49%	0.38%	0.76%(b)
Portfolio turnover rate(e)	157%	163%	165%	153%	126%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.01 and 0.02%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco Next Gen Connectivity ETF (KNCT)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$89.03	$72.33	$80.50	$85.40	$57.59
Net investment income(a)	1.34	1.07	0.06	2.23 (b)	0.08
Net realized and unrealized gain (loss) on investments	13.95	16.47	(7.12)	(6.10)	27.86
Total from investment operations	15.29	17.54	(7.06)	(3.87)	27.94
Distributions to shareholders from:
Net investment income	(1.37)	(0.84)	(1.11)	(1.03)	(0.13)
Net asset value at end of year	$102.95	$89.03	$72.33	$80.50	$85.40
Market price at end of year(c)	$102.91	$88.86	$72.28	$80.36	$85.46
Net Asset Value Total Return(d)	17.19%	24.28%	(8.77)%	(4.67)%	48.59%
Market Price Total Return(d)	17.37%	24.12%	(8.66)%	(4.91)%	48.90%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$30,884	$38,284	$36,889	$45,082	$41,848
Ratio to average net assets of:
Expenses, after Waivers	0.40%	0.47%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.40%	0.47%	0.79%	0.69%	0.73%
Net investment income	1.32%	1.30%	0.08%	2.42%(b)	0.11%
Portfolio turnover rate(e)	14%	119%	109%	109%	103%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.47 and 1.60%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco Next Gen Media and Gaming ETF (GGME)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$41.25	$34.26	$40.47	$52.00	$27.88
Net investment income(a)	0.02	0.17	0.78	0.06	0.40 (b)
Net realized and unrealized gain (loss) on investments	10.18	7.19	(6.30)	(11.42)	23.96
Total from investment operations	10.20	7.36	(5.52)	(11.36)	24.36
Distributions to shareholders from:
Net investment income	(0.07)	(0.37)	(0.69)	(0.17)	(0.24)
Net asset value at end of year	$51.38	$41.25	$34.26	$40.47	$52.00
Market price at end of year(c)	$51.26	$41.09	$34.24	$40.43	$51.96
Net Asset Value Total Return(d)	24.72%	21.70%	(13.54)%	(21.90)%	87.47%
Market Price Total Return(d)	24.92%	21.30%	(13.50)%	(21.92)%	87.53%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$124,350	$29,703	$31,862	$38,450	$82,685
Ratio to average net assets of:
Expenses, after Waivers	0.62%	0.61%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.71%	0.83%	0.80%	0.64%	0.72%
Net investment income	0.05%	0.47%	2.21%	0.12%	0.94%(b)
Portfolio turnover rate(e)	33%	147%	91%	99%	99%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.08%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco Oil & Gas Services ETF (PXJ)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$30.74	$24.25	$21.65	$16.30	$11.95
Net investment income(b)	0.76	0.53	0.25	0.02	0.35 (c)
Net realized and unrealized gain (loss) on investments	(8.67)	6.57	2.55 (d)	5.43	4.70 (d)
Total from investment operations	(7.91)	7.10	2.80	5.45	5.05
Distributions to shareholders from:
Net investment income	(0.95)	(0.61)	(0.20)	(0.10)	(0.70)
Net asset value at end of year	$21.88	$30.74	$24.25	$21.65	$16.30
Market price at end of year(e)	$21.86	$30.76	$24.25	$21.65	$16.35
Net Asset Value Total Return(f)	(26.48)%	29.50%	13.10%	33.40%	43.34%
Market Price Total Return(f)	(26.60)%	29.58%	13.10%	33.00%	43.19%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$25,296	$90,566	$82,727	$67,946	$55,918
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.66%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.67%	0.72%	0.68%	0.74%	1.17%
Net investment income	2.55%	1.85%	1.03%	0.12%	2.32%(c)
Portfolio turnover rate(g)	71%	67%	64%	109%	63%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.03 and 1.07%, respectively.

(d)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco Pharmaceuticals ETF (PJP)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$77.20	$77.56	$75.94	$78.11	$62.54
Net investment income(a)	0.92	0.74	0.67	0.73	0.53
Net realized and unrealized gain (loss) on investments	4.86	(0.36)	1.70 (b)	(2.19)	15.60
Total from investment operations	5.78	0.38	2.37	(1.46)	16.13
Distributions to shareholders from:
Net investment income	(0.91)	(0.74)	(0.75)	(0.71)	(0.56)
Net asset value at end of year	$82.07	$77.20	$77.56	$75.94	$78.11
Market price at end of year(c)	$81.96	$77.23	$77.54	$75.97	$78.17
Net Asset Value Total Return(d)	7.45%	0.51%	3.17%	(1.91)%	25.91%
Market Price Total Return(d)	7.26%	0.58%	3.10%	(1.94)%	26.10%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$243,738	$264,035	$305,601	$320,482	$358,503
Ratio to average net assets of:
Expenses	0.57%	0.56%	0.57%	0.56%	0.58%
Net investment income	1.09%	0.98%	0.88%	0.92%	0.76%
Portfolio turnover rate(e)	48%	36%	36%	40%	48%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $1.58. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Semiconductors ETF (PSI)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$53.82	$37.11	$36.44	$40.36	$21.20
Net investment income(b)	0.09	0.12	0.20	0.12	0.06
Net realized and unrealized gain (loss) on investments	(7.58)	16.73	0.69	(3.94)	19.16
Total from investment operations	(7.49)	16.85	0.89	(3.82)	19.22
Distributions to shareholders from:
Net investment income	(0.09)	(0.14)	(0.22)	(0.10)	(0.06)
Net asset value at end of year	$46.24	$53.82	$37.11	$36.44	$40.36
Market price at end of year(c)	$46.21	$53.82	$37.10	$36.44	$40.32
Net Asset Value Total Return(d)	(13.95)%	45.46%	2.49%	(9.50)%	90.85%
Market Price Total Return(d)	(14.01)%	45.49%	2.48%	(9.41)%	90.32%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$574,820	$762,656	$511,013	$590,310	$633,276
Ratio to average net assets of:
Expenses	0.56%	0.56%	0.57%	0.55%	0.56%
Net investment income	0.17%	0.25%	0.55%	0.26%	0.20%
Portfolio turnover rate(e)	78%	105%	108%	84%	95%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco AI and Next Gen Software ETF (IGPT)	"AI and Next Gen Software ETF"
Invesco Biotechnology & Genome ETF (PBE)	"Biotechnology & Genome ETF"
Invesco Building & Construction ETF (PKB)	"Building & Construction ETF"
Invesco Energy Exploration & Production ETF (PXE)	"Energy Exploration & Production ETF"
Invesco Food & Beverage ETF (PBJ)	"Food & Beverage ETF"
Invesco Leisure and Entertainment ETF (PEJ)	"Leisure and Entertainment ETF"
Invesco Next Gen Connectivity ETF (KNCT)	"Next Gen Connectivity ETF"
Invesco Next Gen Media and Gaming ETF (GGME)	"Next Gen Media and Gaming ETF"
Invesco Oil & Gas Services ETF (PXJ)	"Oil & Gas Services ETF"
Invesco Pharmaceuticals ETF (PJP)	"Pharmaceuticals ETF"
Invesco Semiconductors ETF (PSI)	"Semiconductors ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
AI and Next Gen Software ETF	STOXX World AC NexGen Software Development Index
Biotechnology & Genome ETF	Dynamic Biotech & Genome Intellidex® Index
Building & Construction ETF	Dynamic Building & Construction Intellidex® Index
Energy Exploration & Production ETF	Dynamic Energy Exploration & Production Intellidex® Index
Food & Beverage ETF	Dynamic Food & Beverage Intellidex® Index
Leisure and Entertainment ETF	Dynamic Leisure & Entertainment Intellidex® Index
Next Gen Connectivity ETF	STOXX World AC NexGen Connectivity Index
Next Gen Media and Gaming ETF	STOXX World AC NexGen Media Index
Oil & Gas Services ETF	Dynamic Oil Services Intellidex® Index
Pharmaceuticals ETF	Dynamic Pharmaceutical Intellidex® Index
Semiconductors ETF	Dynamic Semiconductor Intellidex® Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day,

45

the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or

46

perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

47

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Next Gen Connectivity ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Each Fund (except for Next Gen Connectivity ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
AI and Next Gen Software ETF	$1,748
Biotechnology & Genome ETF	11,665
Building & Construction ETF	1,278
Energy Exploration & Production ETF	12,855
Food & Beverage ETF	1,576
Leisure and Entertainment ETF	17,559
Next Gen Connectivity ETF	213
Next Gen Media and Gaming ETF	287
Oil & Gas Services ETF	3,562
Pharmaceuticals ETF	5,452
Semiconductors ETF	41,324

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes

49

withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability,

50

or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.

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Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, each Fund (except for Next Gen Connectivity ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Next Gen Connectivity ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.40% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Next Gen Connectivity ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except Next Gen Connectivity ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees.
The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap for AI and Next Gen Software ETF, Biotechnology & Genome ETF, Building & Construction ETF, Energy Exploration & Production ETF, Food & Beverage ETF, Leisure and Entertainment ETF, Pharmaceuticals ETF and Semiconductors ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

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For the fiscal year ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
AI and Next Gen Software ETF	$220
Biotechnology & Genome ETF	242
Building & Construction ETF	214
Energy Exploration & Production ETF	142
Food & Beverage ETF	152
Leisure and Entertainment ETF	258
Next Gen Connectivity ETF	20
Next Gen Media and Gaming ETF	48,398
Oil & Gas Services ETF	22,946
Pharmaceuticals ETF	229
Semiconductors ETF	444
For each Fund (except for Next Gen Connectivity ETF), the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of April 30, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28
Next Gen Media and Gaming ETF	$175,955	$58,501	$69,227	$48,227
Oil & Gas Services ETF	96,109	33,302	39,985	22,822
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
AI and Next Gen Software ETF	STOXX Ltd.
Biotechnology & Genome ETF	ICE Data Indices, LLC
Building & Construction ETF	ICE Data Indices, LLC
Energy Exploration & Production ETF	ICE Data Indices, LLC
Food & Beverage ETF	ICE Data Indices, LLC
Leisure and Entertainment ETF	ICE Data Indices, LLC
Next Gen Connectivity ETF	STOXX Ltd.
Next Gen Media and Gaming ETF	STOXX Ltd.
Oil & Gas Services ETF	ICE Data Indices, LLC
Pharmaceuticals ETF	ICE Data Indices, LLC
Semiconductors ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the fiscal year ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
AI and Next Gen Software ETF	$6,786
Biotechnology & Genome ETF	43,392
Building & Construction ETF	15,285
Energy Exploration & Production ETF	31,867
Food & Beverage ETF	31,028
Leisure and Entertainment ETF	79,689
Next Gen Connectivity ETF	790
Next Gen Media and Gaming ETF	1,347
Oil & Gas Services ETF	20,993
Pharmaceuticals ETF	36,482
Semiconductors ETF	46,924
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$335,192,763	$46,950,232	$-	$382,142,995
Money Market Funds	130,743	35,386,956	-	35,517,699
Total Investments	$335,323,506	$82,337,188	$-	$417,660,694
Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$221,399,109	$-	$-	$221,399,109
Money Market Funds	138,392	22,625,176	-	22,763,568
Total Investments	$221,537,501	$22,625,176	$-	$244,162,677
Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$205,100,144	$-	$-	$205,100,144
Money Market Funds	236,618	19,405,991	-	19,642,609
Total Investments	$205,336,762	$19,405,991	$-	$224,742,753

54

	Level 1	Level 2	Level 3	Total
Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$71,297,816	$-	$-	$71,297,816
Money Market Funds	109,484	18,010,033	-	18,119,517
Total Investments	$71,407,300	$18,010,033	$-	$89,417,333
Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$101,365,361	$-	$-	$101,365,361
Money Market Funds	201,332	11,829,699	-	12,031,031
Total Investments	$101,566,693	$11,829,699	$-	$113,396,392
Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$313,549,388	$-	$-	$313,549,388
Money Market Funds	265,533	80,601,646	-	80,867,179
Total Investments	$313,814,921	$80,601,646	$-	$394,416,567
Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,935,615	$7,881,720	$-	$30,817,335
Money Market Funds	13,591	1,464,310	-	1,477,901
Total Investments	$22,949,206	$9,346,030	$-	$32,295,236
Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,996,499	$31,107,778	$-	$124,104,277
Money Market Funds	-	5,662,574	-	5,662,574
Total Investments	$92,996,499	$36,770,352	$-	$129,766,851
Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,287,967	$-	$-	$25,287,967
Money Market Funds	128,164	8,038,494	-	8,166,658
Total Investments	$25,416,131	$8,038,494	$-	$33,454,625
Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$243,548,164	$-	$0	$243,548,164
Money Market Funds	272,687	54,590,003	-	54,862,690
Total Investments	$243,820,851	$54,590,003	$0	$298,410,854
Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$574,519,934	$-	$-	$574,519,934
Money Market Funds	458,979	28,484,989	-	28,943,968
Total Investments	$559,268,738	$44,195,164	$-	$603,463,902
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
AI and Next Gen Software ETF	$-	$-
Biotechnology & Genome ETF	156,987	147,538
Building & Construction ETF	707,412	826,953
Energy Exploration & Production ETF	2,778,494	3,746,933
Food & Beverage ETF	1,491,296	3,378,196
Leisure and Entertainment ETF	353,724	1,642,821
Next Gen Connectivity ETF	548,003	383,425

55

	2025	2024
	Ordinary Income*	Ordinary Income*
Next Gen Media and Gaming ETF	$92,892	$341,459
Oil & Gas Services ETF	2,004,684	1,168,441
Pharmaceuticals ETF	2,915,949	2,721,344
Semiconductors ETF	1,227,411	1,955,418

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
AI and Next Gen Software ETF	$-	$(74,744)	$6,998,210	$3,496	$(178,709,449)	$(184,820)	$554,010,920	$382,043,613
Biotechnology & Genome ETF	1,292,084	(107,037)	(2,830,324)	-	(315,167,553)	-	538,096,497	221,283,667
Building & Construction ETF	-	(74,675)	(6,149,521)	-	(131,939,635)	-	343,322,469	205,158,638
Energy Exploration & Production ETF	298,359	(234,428)	(15,126,315)	-	(158,801,152)	-	245,163,486	71,299,950
Food & Beverage ETF	452,565	(88,771)	6,082,662	-	(122,499,063)	-	217,618,947	101,566,340
Leisure and Entertainment ETF	-	(80,729)	(11,396,790)	-	(539,153,138)	-	864,224,761	313,594,104
Next Gen Connectivity ETF	53,540	-	6,920,987	1,287	(51,508,031)	-	75,416,170	30,883,953
Next Gen Media and Gaming ETF	-	(78,450)	(329,241)	3,430	(108,747,252)	-	233,501,862	124,350,349
Oil & Gas Services ETF	213,399	(1,128,139)	(12,500,234)	-	(112,729,336)	-	151,440,540	25,296,230
Pharmaceuticals ETF	201,827	(163,668)	16,323,329	-	(462,907,392)	-	690,283,844	243,737,940
Semiconductors ETF	53,279	(75,897)	(26,754,693)	-	(179,916,629)	-	781,514,397	574,820,457
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
AI and Next Gen Software ETF	$160,242,810	$18,466,639	$178,709,449
Biotechnology & Genome ETF	276,250,552	38,917,001	315,167,553
Building & Construction ETF	125,303,291	6,636,344	131,939,635
Energy Exploration & Production ETF	109,396,438	49,404,714	158,801,152
Food & Beverage ETF	108,827,734	13,671,329	122,499,063
Leisure and Entertainment ETF	446,635,002	92,518,136	539,153,138
Next Gen Connectivity ETF	44,716,679	6,791,352	51,508,031
Next Gen Media and Gaming ETF	91,227,446	17,519,806	108,747,252
Oil & Gas Services ETF	62,213,998	50,515,338	112,729,336
Pharmaceuticals ETF	185,752,894	277,154,498	462,907,392
Semiconductors ETF	175,999,426	3,917,203	179,916,629

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

56

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
AI and Next Gen Software ETF	$76,498,812	$70,882,867
Biotechnology & Genome ETF	239,781,485	238,667,240
Building & Construction ETF	517,334,134	513,284,399
Energy Exploration & Production ETF	85,398,423	85,177,649
Food & Beverage ETF	154,140,734	153,486,291
Leisure and Entertainment ETF	424,530,422	424,749,067
Next Gen Connectivity ETF	5,482,869	7,653,286
Next Gen Media and Gaming ETF	29,012,365	18,654,806
Oil & Gas Services ETF	42,957,092	43,243,322
Pharmaceuticals ETF	132,082,209	130,274,918
Semiconductors ETF	589,640,092	582,301,246
For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
AI and Next Gen Software ETF	$136,678,933	$11,401,636
Biotechnology & Genome ETF	72,383,659	104,442,874
Building & Construction ETF	454,548,659	521,176,099
Energy Exploration & Production ETF	11,216,599	55,278,174
Food & Beverage ETF	38,846,323	65,568,370
Leisure and Entertainment ETF	214,497,704	197,267,738
Next Gen Connectivity ETF	-	11,684,868
Next Gen Media and Gaming ETF	99,164,936	16,693,345
Oil & Gas Services ETF	24,447,203	75,325,682
Pharmaceuticals ETF	20,195,281	58,078,021
Semiconductors ETF	390,496,822	486,414,550
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
AI and Next Gen Software ETF	$51,619,212	$(44,621,002)	$6,998,210	$410,662,484
Biotechnology & Genome ETF	29,501,194	(32,331,518)	(2,830,324)	246,993,001
Building & Construction ETF	8,071,586	(14,221,107)	(6,149,521)	230,892,274
Energy Exploration & Production ETF	3,413,653	(18,539,968)	(15,126,315)	104,543,648
Food & Beverage ETF	10,389,742	(4,307,080)	6,082,662	107,313,730
Leisure and Entertainment ETF	18,461,928	(29,858,718)	(11,396,790)	405,813,357
Next Gen Connectivity ETF	8,346,515	(1,425,528)	6,920,987	25,374,249
Next Gen Media and Gaming ETF	9,789,091	(10,118,332)	(329,241)	130,096,092
Oil & Gas Services ETF	835,390	(13,335,624)	(12,500,234)	45,954,859
Pharmaceuticals ETF	44,571,402	(28,248,073)	16,323,329	282,087,525
Semiconductors ETF	61,985,910	(88,740,603)	(26,754,693)	630,218,595

57

NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
AI and Next Gen Software ETF	$96,813	$(2,773,376)	$2,676,563
Biotechnology & Genome ETF	448,621	(22,435,402)	21,986,781
Building & Construction ETF	160,445	(66,886,027)	66,725,582
Energy Exploration & Production ETF	264,432	(4,224,528)	3,960,096
Food & Beverage ETF	-	(8,091,953)	8,091,953
Leisure and Entertainment ETF	99,299	(24,959,296)	24,859,997
Next Gen Connectivity ETF	14,910	(3,661,705)	3,646,795
Next Gen Media and Gaming ETF	(14,509)	(5,680,563)	5,695,072
Oil & Gas Services ETF	(149,312)	(2,258,300)	2,407,612
Pharmaceuticals ETF	-	(15,426,542)	15,426,542
Semiconductors ETF	-	(153,187,686)	153,187,686
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Next Gen Connectivity ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

58

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco Energy Exploration & Production ETF, Invesco Food & Beverage ETF, Invesco Leisure and Entertainment ETF, Invesco Next Gen Connectivity ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF and Invesco Semiconductors ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco Energy Exploration & Production ETF, Invesco Food & Beverage ETF, Invesco Leisure and Entertainment ETF, Invesco Next Gen Connectivity ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF and Invesco Semiconductors ETF (eleven of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

59

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco AI and Next Gen Software ETF	0%	0%	0%	0%	0%	0%
Invesco Biotechnology & Genome ETF	0%	68%	54%	0%	0%	0%
Invesco Building & Construction ETF	0%	100%	100%	0%	0%	0%
Invesco Energy Exploration & Production ETF	0%	100%	100%	0%	0%	0%
Invesco Food & Beverage ETF	0%	100%	100%	0%	0%	0%
Invesco Leisure and Entertainment ETF	0%	100%	97%	0%	0%	0%
Invesco Next Gen Connectivity ETF	0%	100%	71%	0%	0%	0%
Invesco Next Gen Media and Gaming ETF	0%	100%	100%	0%	0%	2%
Invesco Oil & Gas Services ETF	0%	78%	36%	0%	0%	0%
Invesco Pharmaceuticals ETF	0%	100%	100%	0%	0%	0%
Invesco Semiconductors ETF	0%	100%	100%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

60

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays

61

Approval of Investment Advisory Contracts—(continued)
its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses
●
0.07% of the Fund’s average daily net assets for Invesco Dow Jones Industrial Average Dividend ETF;
●
0.20% of the Fund’s average daily net assets for each of Invesco S&P 500® Equal Weight ETF and Invesco S&P 500® Top 50 ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco S&P 500 BuyWrite ETF and Invesco Bloomberg MVP Multi-factor ETF;
●
0.35% of the Fund’s average daily net assets for each of Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® GARP ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF;
●
0.60% of the Fund’s average daily net assets for Invesco NASDAQ Internet ETF; and
●
0.40% of the Fund’s average daily net assets for each other Fund.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF	X		X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF	X		X
Invesco S&P 500® Equal Weight ETF	X		X
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF	X		X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF	X	X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF			X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X

62

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

63

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration

64

Approval of Investment Advisory Contracts—(continued)
statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
●
0.15% of the Fund’s average daily net assets for Invesco S&P 500® Quality ETF;
●
0.25% of the Fund’s average daily net assets for each of Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.40% of the Fund’s average daily net assets for each of Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF; and
●
0.50% of the Fund’s average daily net assets for each other Fund.
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund’s average daily net assets, at least until August 31, 2027, as set forth below:
●
0.15%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 500® Quality ETF;
●
0.25%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF;
●
0.60%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF and Invesco Dorsey Wright Utilities Momentum ETF; and
●
0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Aerospace & Defense ETF, Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco BuyBack AchieversTM ETF, Invesco Dorsey Wright Momentum ETF, Invesco Energy Exploration & Production ETF, Invesco Financial Preferred ETF, Invesco Food & Beverage ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco Leisure and Entertainment ETF, Invesco MSCI

65

Approval of Investment Advisory Contracts—(continued)
Sustainable Future ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF, Invesco Semiconductors ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X

66

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF		X	X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF		X	X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X

67

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.

68

Approval of Investment Advisory Contracts—(continued)
Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

69

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

70

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-IND-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2025
RSP	Invesco S&P 500® Equal Weight ETF
RSPC	Invesco S&P 500® Equal Weight Communication Services ETF
RSPD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPS	Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPG	Invesco S&P 500® Equal Weight Energy ETF
RSPF	Invesco S&P 500® Equal Weight Financials ETF
RSPH	Invesco S&P 500® Equal Weight Health Care ETF
RSPN	Invesco S&P 500® Equal Weight Industrials ETF
RSPM	Invesco S&P 500® Equal Weight Materials ETF
RSPR	Invesco S&P 500® Equal Weight Real Estate ETF
RSPT	Invesco S&P 500® Equal Weight Technology ETF
RSPU	Invesco S&P 500® Equal Weight Utilities ETF
GRPM	Invesco S&P MidCap 400® GARP ETF

2

Invesco S&P 500® Equal Weight ETF (RSP)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-4.07%
Alphabet, Inc., Class A	461,504	$73,286,835
Alphabet, Inc., Class C	374,008	60,174,147
AT&T, Inc.	5,459,272	151,221,834
Charter Communications, Inc., Class A(b)(c)	401,411	157,296,915
Comcast Corp., Class A	3,993,118	136,564,636
Electronic Arts, Inc.	1,031,524	149,663,817
Fox Corp., Class A(c)	1,718,807	85,579,401
Fox Corp., Class B	1,041,006	48,136,117
Interpublic Group of Cos., Inc. (The)(c)	5,325,155	133,767,894
Live Nation Entertainment, Inc.(b)(c)	1,142,225	151,287,701
Match Group, Inc.(c)	4,567,982	135,486,346
Meta Platforms, Inc., Class A	226,730	124,474,770
Netflix, Inc.(b)	152,696	172,809,117
News Corp., Class A	3,918,893	106,280,378
News Corp., Class B(c)	1,156,828	36,347,536
Omnicom Group, Inc.(c)	1,754,925	133,655,088
Paramount Global, Class B(c)	12,132,827	142,439,389
Take-Two Interactive Software, Inc.(b)	683,959	159,581,314
TKO Group Holdings, Inc.(c)	953,488	155,332,730
T-Mobile US, Inc.	549,657	135,737,796
Verizon Communications, Inc.	3,296,833	145,258,462
Walt Disney Co. (The)	1,420,889	129,229,855
Warner Bros. Discovery, Inc.(b)(c)	13,466,003	116,750,246
		2,840,362,324
Consumer Discretionary-10.04%
Airbnb, Inc., Class A(b)	1,108,761	135,180,141
Amazon.com, Inc.(b)	705,533	130,114,396
Aptiv PLC (Jersey)(b)(c)	2,200,787	125,576,906
AutoZone, Inc.(b)(c)	39,602	149,006,485
Best Buy Co., Inc.	1,931,642	128,821,205
Booking Holdings, Inc.	31,880	162,565,046
Caesars Entertainment, Inc.(b)(c)	5,143,318	139,178,185
CarMax, Inc.(b)(c)	1,934,323	125,092,668
Carnival Corp.(b)(c)	7,205,000	132,139,700
Chipotle Mexican Grill, Inc.(b)	2,807,640	141,841,973
D.R. Horton, Inc.	1,091,416	137,889,498
Darden Restaurants, Inc.(c)	739,695	148,412,405
Deckers Outdoor Corp.(b)	1,154,114	127,910,455
Domino’s Pizza, Inc.(c)	320,202	157,017,455
DoorDash, Inc., Class A(b)	748,144	144,309,496
eBay, Inc.(c)	2,155,989	146,952,210
Expedia Group, Inc.	864,643	135,688,426
Ford Motor Co.	14,651,848	146,664,999
Garmin Ltd.	650,734	121,602,663
General Motors Co.	2,931,565	132,624,001
Genuine Parts Co.(c)	1,156,508	135,947,515
Hasbro, Inc.	2,268,311	140,408,451
Hilton Worldwide Holdings, Inc.	614,786	138,621,947
Home Depot, Inc. (The)	385,200	138,860,748
Las Vegas Sands Corp.	3,279,084	120,244,010
Lennar Corp., Class A	1,179,728	128,130,258
LKQ Corp.(c)	3,303,197	126,215,157
Lowe’s Cos., Inc.	614,965	137,481,575
lululemon athletica, inc.(b)(c)	443,288	120,029,092
Marriott International, Inc., Class A	575,940	137,407,765
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	469,182	$149,974,026
MGM Resorts International(b)(c)	4,534,224	142,646,687
Mohawk Industries, Inc.(b)	1,237,260	131,582,601
NIKE, Inc., Class B	1,907,046	107,557,394
Norwegian Cruise Line Holdings Ltd.(b)(c)	7,381,223	118,321,005
NVR, Inc.(b)	19,201	136,821,526
O’Reilly Automotive, Inc.(b)	107,244	151,771,709
Pool Corp.(c)	421,001	123,412,233
PulteGroup, Inc.	1,357,262	139,227,936
Ralph Lauren Corp.	622,943	140,131,028
Ross Stores, Inc.	1,109,912	154,277,768
Royal Caribbean Cruises Ltd.(c)	677,588	145,620,437
Starbucks Corp.	1,421,904	113,823,415
Tapestry, Inc.	1,957,381	138,288,968
Tesla, Inc.(b)	566,104	159,731,905
TJX Cos., Inc. (The)	1,217,394	156,654,260
Tractor Supply Co.(c)	2,683,761	135,851,982
Ulta Beauty, Inc.(b)	426,685	168,813,653
Williams-Sonoma, Inc.	802,369	123,941,939
Wynn Resorts Ltd.(c)	1,637,808	131,532,361
Yum! Brands, Inc.	908,803	136,720,323
		6,998,637,987
Consumer Staples-7.80%
Altria Group, Inc.	2,428,921	143,670,677
Archer-Daniels-Midland Co.(c)	2,984,621	142,515,653
Brown-Forman Corp., Class B(c)	4,108,512	143,140,558
Bunge Global S.A.	1,919,926	151,136,575
Church & Dwight Co., Inc.	1,287,020	127,852,567
Clorox Co. (The)	951,325	135,373,547
Coca-Cola Co. (The)	2,007,554	145,648,043
Colgate-Palmolive Co.	1,545,909	142,517,351
Conagra Brands, Inc.	5,422,586	133,992,100
Constellation Brands, Inc., Class A	763,628	143,210,795
Costco Wholesale Corp.	151,470	150,636,915
Dollar General Corp.(c)	1,875,568	175,721,966
Dollar Tree, Inc.(b)(c)	2,268,884	185,526,645
Estee Lauder Cos., Inc. (The), Class A(c)	2,111,975	126,634,021
General Mills, Inc.(c)	2,339,131	132,722,293
Hershey Co. (The)(c)	821,428	137,334,547
Hormel Foods Corp.	4,805,121	143,673,118
J.M. Smucker Co. (The)	1,264,545	147,028,647
Kellanova	1,706,442	141,242,204
Kenvue, Inc.	6,086,482	143,640,975
Keurig Dr Pepper, Inc.	4,279,532	148,029,012
Kimberly-Clark Corp.	1,003,275	132,211,579
Kraft Heinz Co. (The)(c)	4,637,458	134,950,028
Kroger Co. (The)	2,160,602	156,017,070
Lamb Weston Holdings, Inc.	2,736,591	144,519,371
McCormick & Co., Inc.	1,720,558	131,897,976
Molson Coors Beverage Co., Class B(c)	2,364,779	136,045,736
Mondelez International, Inc., Class A	2,160,960	147,226,205
Monster Beverage Corp.(b)	2,581,216	155,182,706
PepsiCo, Inc.	947,695	128,488,488
Philip Morris International, Inc.	927,541	158,943,426
Procter & Gamble Co. (The)	834,039	135,589,720
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2025
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	1,908,239	$136,248,265
Target Corp.	1,307,880	126,471,996
The Campbell’s Company(c)	3,639,767	132,705,905
Tyson Foods, Inc., Class A	2,334,708	142,977,518
Walgreens Boots Alliance, Inc.	12,546,444	137,634,491
Walmart, Inc.	1,648,133	160,280,934
		5,438,639,623
Energy-4.21%
APA Corp.	7,140,862	110,968,995
Baker Hughes Co., Class A	3,303,145	116,931,333
Chevron Corp.(c)	919,169	125,062,134
ConocoPhillips	1,435,423	127,924,898
Coterra Energy, Inc.	5,153,013	126,557,999
Devon Energy Corp.	4,037,867	122,791,535
Diamondback Energy, Inc.	957,532	126,403,799
EOG Resources, Inc.	1,129,211	124,585,850
EQT Corp.	2,868,388	141,813,103
Expand Energy Corp.	1,392,655	144,696,855
Exxon Mobil Corp.	1,287,694	136,019,117
Halliburton Co.	5,678,467	112,547,216
Hess Corp.	974,123	125,710,573
Kinder Morgan, Inc.	5,294,740	139,251,662
Marathon Petroleum Corp.	1,024,752	140,811,172
Occidental Petroleum Corp.(c)	3,043,714	119,952,769
ONEOK, Inc.	1,509,169	123,993,325
Phillips 66(c)	1,131,869	117,782,288
Schlumberger N.V.(c)	3,503,522	116,492,107
Targa Resources Corp.	750,253	128,218,238
Texas Pacific Land Corp.(c)	104,127	134,206,166
Valero Energy Corp.(c)	1,120,976	130,134,104
Williams Cos., Inc. (The)	2,493,916	146,068,660
		2,938,923,898
Financials-14.67%
Aflac, Inc.(c)	1,341,106	145,751,400
Allstate Corp. (The)	708,339	140,527,374
American Express Co.	538,532	143,470,310
American International Group, Inc.	1,746,961	142,412,261
Ameriprise Financial, Inc.	292,334	137,695,161
Aon PLC, Class A	352,572	125,089,020
Apollo Global Management, Inc.(c)	1,040,066	141,948,208
Arch Capital Group Ltd.	1,574,900	142,811,932
Arthur J. Gallagher & Co.	432,387	138,662,187
Assurant, Inc.	696,920	134,324,361
Bank of America Corp.	3,521,005	140,417,679
Bank of New York Mellon Corp. (The)	1,737,500	139,712,375
Berkshire Hathaway, Inc., Class B(b)	283,274	151,055,860
BlackRock, Inc.	154,339	141,105,974
Blackstone, Inc., Class A	998,475	131,509,142
Brown & Brown, Inc.	1,197,273	132,418,394
Capital One Financial Corp.(c)	823,819	148,501,613
Cboe Global Markets, Inc.	673,561	149,395,830
Charles Schwab Corp. (The)	1,891,817	153,993,904
Chubb Ltd.	494,457	141,454,259
Cincinnati Financial Corp.	1,002,640	139,577,514
Citigroup, Inc.	2,068,016	141,410,934
Citizens Financial Group, Inc.	3,467,194	127,904,787
CME Group, Inc., Class A	547,043	151,574,674
Corpay, Inc.(b)(c)	420,265	136,741,623
Discover Financial Services	857,940	156,719,900
	Shares	Value
Financials-(continued)
Erie Indemnity Co., Class A(c)	335,166	$120,197,231
Everest Group Ltd.	403,729	144,870,077
FactSet Research Systems, Inc.(c)	326,625	141,173,858
Fidelity National Information Services, Inc.	2,061,273	162,593,214
Fifth Third Bancorp	3,641,832	130,887,442
Fiserv, Inc.(b)	664,471	122,641,412
Franklin Resources, Inc.(c)	7,304,412	137,030,769
Global Payments, Inc.	1,510,314	115,252,061
Globe Life, Inc.	1,147,617	141,547,081
Goldman Sachs Group, Inc. (The)	262,526	143,746,111
Hartford Insurance Group, Inc. (The)	1,212,865	148,782,150
Huntington Bancshares, Inc.	9,657,777	140,327,500
Intercontinental Exchange, Inc.	830,219	139,451,885
Invesco Ltd.(d)	9,201,133	128,171,783
Jack Henry & Associates, Inc.(c)	810,909	140,635,948
JPMorgan Chase & Co.	616,339	150,768,846
KeyCorp	9,064,365	134,515,177
KKR & Co., Inc., Class A	1,227,737	140,293,507
Loews Corp.(c)	1,671,675	145,151,540
M&T Bank Corp.	816,609	138,627,544
MarketAxess Holdings, Inc.	679,076	150,476,451
Marsh & McLennan Cos., Inc.	610,958	137,752,700
Mastercard, Inc., Class A	267,980	146,869,119
MetLife, Inc.	1,772,127	133,565,212
Moody’s Corp.	317,637	143,927,677
Morgan Stanley	1,231,175	142,102,218
MSCI, Inc.	257,772	140,514,095
Nasdaq, Inc.	1,923,951	146,624,306
Northern Trust Corp.	1,428,362	134,237,461
PayPal Holdings, Inc.(b)	2,044,738	134,625,550
PNC Financial Services Group, Inc. (The)	820,495	131,845,342
Principal Financial Group, Inc.	1,710,667	126,845,958
Progressive Corp. (The)	506,014	142,564,384
Prudential Financial, Inc.	1,322,648	135,849,176
Raymond James Financial, Inc.	993,565	136,158,148
Regions Financial Corp.	6,667,607	136,085,859
S&P Global, Inc.	293,593	146,811,180
State Street Corp.	1,638,395	144,342,599
Synchrony Financial	2,617,478	135,977,982
T. Rowe Price Group, Inc.(c)	1,504,365	133,211,521
Travelers Cos., Inc. (The)	557,304	147,200,706
Truist Financial Corp.	3,522,111	135,037,736
U.S. Bancorp	3,368,977	135,904,532
Visa, Inc., Class A(c)	421,959	145,786,834
W.R. Berkley Corp.	2,281,612	163,568,764
Wells Fargo & Co.	2,038,645	144,764,181
Willis Towers Watson PLC	437,492	134,660,038
		10,230,161,541
Health Care-11.71%
Abbott Laboratories	1,078,621	141,029,696
AbbVie, Inc.	661,701	129,097,865
Agilent Technologies, Inc.	1,170,855	125,983,998
Align Technology, Inc.(b)(c)	853,153	147,851,415
Amgen, Inc.	449,325	130,717,629
Baxter International, Inc.(c)	4,077,756	127,103,654
Becton, Dickinson and Co.	626,977	129,840,667
Biogen, Inc.(b)	1,000,984	121,199,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2025
	Shares	Value
Health Care-(continued)
Bio-Techne Corp.(c)	2,329,364	$117,283,477
Boston Scientific Corp.(b)	1,456,387	149,818,531
Bristol-Myers Squibb Co.	2,346,026	117,770,505
Cardinal Health, Inc.	1,107,042	156,413,964
Cencora, Inc.	552,982	161,841,242
Centene Corp.(b)	2,402,280	143,776,458
Charles River Laboratories International, Inc.(b)(c)	822,528	97,568,271
Cigna Group (The)	451,549	153,544,722
Cooper Cos., Inc. (The)(b)	1,777,078	145,133,960
CVS Health Corp.	2,165,238	144,443,027
Danaher Corp.	685,028	136,546,631
DaVita, Inc.(b)(c)	984,432	139,346,350
DexCom, Inc.(b)	1,983,031	141,548,753
Edwards Lifesciences Corp.(b)	2,050,464	154,789,527
Elevance Health, Inc.	341,799	143,753,823
Eli Lilly and Co.	170,976	153,698,875
GE HealthCare Technologies, Inc.	1,674,528	117,769,554
Gilead Sciences, Inc.	1,230,924	131,142,643
HCA Healthcare, Inc.	448,899	154,906,067
Henry Schein, Inc.(b)(c)	2,006,162	130,340,345
Hologic, Inc.(b)(c)	2,298,166	133,753,261
Humana, Inc.	563,880	147,871,891
IDEXX Laboratories, Inc.(b)	340,701	147,404,288
Incyte Corp.(b)	2,071,757	129,816,294
Insulet Corp.(b)	565,434	142,653,344
Intuitive Surgical, Inc.(b)	282,321	145,621,172
IQVIA Holdings, Inc.(b)	756,851	117,364,885
Johnson & Johnson	862,255	134,779,079
Labcorp Holdings, Inc.(c)	593,269	142,983,762
McKesson Corp.	219,521	156,472,374
Medtronic PLC	1,533,408	129,971,662
Merck & Co., Inc.	1,503,229	128,075,111
Mettler-Toledo International, Inc.(b)	115,455	123,602,659
Moderna, Inc.(b)(c)	4,007,953	114,386,979
Molina Healthcare, Inc.(b)	445,889	145,810,162
Pfizer, Inc.	5,457,772	133,224,214
Quest Diagnostics, Inc.	844,177	150,449,225
Regeneron Pharmaceuticals, Inc.	203,489	121,841,074
ResMed, Inc.	637,993	150,942,764
Revvity, Inc.(c)	1,258,095	117,543,816
Solventum Corp.(b)	1,895,921	125,358,297
STERIS PLC	626,094	140,708,366
Stryker Corp.	386,160	144,392,947
Thermo Fisher Scientific, Inc.	273,839	117,476,931
UnitedHealth Group, Inc.(c)	291,853	120,079,998
Universal Health Services, Inc., Class B	843,147	149,296,039
Vertex Pharmaceuticals, Inc.(b)	283,494	144,440,193
Viatris, Inc.	15,185,874	127,865,059
Waters Corp.(b)(c)	376,088	130,777,080
West Pharmaceutical Services, Inc.	625,823	132,230,142
Zimmer Biomet Holdings, Inc.	1,350,748	139,194,581
Zoetis, Inc.	867,885	135,737,214
		8,166,385,655
Industrials-15.77%
3M Co.	933,861	129,722,632
A.O. Smith Corp.	2,140,757	145,271,770
Allegion PLC(c)	1,133,083	157,725,154
	Shares	Value
Industrials-(continued)
AMETEK, Inc.	791,870	$134,285,315
Automatic Data Processing, Inc.	477,364	143,495,618
Axon Enterprise, Inc.(b)	251,715	154,376,810
Boeing Co. (The)(b)	884,396	162,056,723
Broadridge Financial Solutions, Inc.	623,785	151,205,484
Builders FirstSource, Inc.(b)(c)	1,083,946	129,672,460
C.H. Robinson Worldwide, Inc.	1,458,981	130,170,285
Carrier Global Corp.	2,144,547	134,119,969
Caterpillar, Inc.	414,998	128,346,431
Cintas Corp.	730,903	154,717,547
Copart, Inc.(b)	2,648,828	161,657,973
CSX Corp.	4,748,494	133,290,227
Cummins, Inc.	424,743	124,806,483
Dayforce, Inc.(b)(c)	2,632,858	152,363,492
Deere & Co.	298,132	138,202,070
Delta Air Lines, Inc.	3,097,522	128,949,841
Dover Corp.	771,961	131,735,145
Eaton Corp. PLC	480,740	141,515,434
Emerson Electric Co.(c)	1,265,865	133,055,070
Equifax, Inc.	587,024	152,702,553
Expeditors International of Washington, Inc.	1,198,287	131,703,724
Fastenal Co.	1,847,882	149,623,006
FedEx Corp.	576,222	121,196,773
Fortive Corp.(c)	1,899,279	132,360,754
GE Vernova, Inc.	470,375	174,424,457
Generac Holdings, Inc.(b)	1,068,902	122,261,011
General Dynamics Corp.	540,047	146,957,590
General Electric Co.	720,545	145,218,639
Honeywell International, Inc.	680,178	143,177,469
Howmet Aerospace, Inc.	1,097,525	152,095,015
Hubbell, Inc.	419,599	152,389,965
Huntington Ingalls Industries, Inc.	732,699	168,769,888
IDEX Corp.	771,915	134,290,053
Illinois Tool Works, Inc.	558,674	134,031,479
Ingersoll Rand, Inc.	1,721,833	129,877,863
J.B. Hunt Transport Services, Inc.	908,507	118,632,844
Jacobs Solutions, Inc.	1,153,724	142,831,031
Johnson Controls International PLC	1,784,707	149,736,917
L3Harris Technologies, Inc.	672,105	147,876,542
Leidos Holdings, Inc.	1,051,148	154,707,963
Lennox International, Inc.	246,499	134,773,328
Lockheed Martin Corp.	304,483	145,466,753
Masco Corp.	1,972,648	119,562,195
Nordson Corp.	686,277	130,097,531
Norfolk Southern Corp.	607,927	136,206,044
Northrop Grumman Corp.	295,690	143,853,185
Old Dominion Freight Line, Inc.	853,354	130,802,101
Otis Worldwide Corp.	1,405,468	135,304,404
PACCAR, Inc.	1,371,295	123,704,522
Parker-Hannifin Corp.	229,080	138,607,145
Paychex, Inc.(c)	968,469	142,481,159
Paycom Software, Inc.(c)	680,138	153,976,442
Pentair PLC	1,641,529	148,935,926
Quanta Services, Inc.	563,939	165,059,306
Republic Services, Inc.	608,955	152,695,466
Rockwell Automation, Inc.	535,601	132,657,656
Rollins, Inc.	2,777,410	158,673,433
RTX Corp.	1,097,240	138,394,881
Snap-on, Inc.(c)	431,675	135,463,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2025
	Shares	Value
Industrials-(continued)
Southwest Airlines Co.(c)	4,661,699	$130,341,104
Stanley Black & Decker, Inc.(c)	1,728,881	103,767,438
Textron, Inc.	1,929,503	135,779,126
Trane Technologies PLC	413,763	158,599,496
TransDigm Group, Inc.	105,903	149,648,352
Uber Technologies, Inc.(b)	1,972,047	159,755,527
Union Pacific Corp.	591,403	127,541,971
United Airlines Holdings, Inc.(b)	1,936,473	133,268,072
United Parcel Service, Inc., Class B	1,217,271	116,005,926
United Rentals, Inc.	230,496	145,546,699
Veralto Corp.	1,471,385	141,105,822
Verisk Analytics, Inc.	487,451	144,495,100
W.W. Grainger, Inc.	144,981	148,505,488
Wabtec Corp.	798,426	147,501,219
Waste Management, Inc.	630,154	147,052,737
Xylem, Inc.	1,142,104	137,703,479
		10,998,940,434
Information Technology-13.79%
Accenture PLC, Class A (Ireland)	432,854	129,488,274
Adobe, Inc.(b)	319,856	119,939,603
Advanced Micro Devices, Inc.(b)	1,392,113	135,522,201
Akamai Technologies, Inc.(b)	1,763,695	142,118,543
Amphenol Corp., Class A	2,234,826	171,969,861
Analog Devices, Inc.	680,091	132,563,338
ANSYS, Inc.(b)(c)	442,211	142,338,877
Apple, Inc.	647,093	137,507,262
Applied Materials, Inc.	941,991	141,967,464
Arista Networks, Inc.(b)	1,748,587	143,856,252
Autodesk, Inc.(b)	557,768	152,967,874
Broadcom, Inc.	722,858	139,128,479
Cadence Design Systems, Inc.(b)	587,052	174,788,862
CDW Corp.	842,025	135,195,534
Cisco Systems, Inc.	2,320,882	133,984,518
Cognizant Technology Solutions Corp., Class A	1,765,059	129,855,391
Corning, Inc.	3,090,682	137,164,467
CrowdStrike Holdings, Inc., Class A(b)	405,111	173,739,955
Dell Technologies, Inc., Class C	1,483,580	136,133,301
Enphase Energy, Inc.(b)	2,399,434	106,990,762
EPAM Systems, Inc.(b)(c)	741,593	116,363,358
F5, Inc.(b)	527,712	139,706,475
Fair Isaac Corp.(b)	78,955	157,095,184
First Solar, Inc.(b)(c)	1,032,210	129,872,662
Fortinet, Inc.(b)	1,433,775	148,768,494
Gartner, Inc.(b)	305,695	128,722,051
Gen Digital, Inc.	5,255,433	135,958,052
GoDaddy, Inc., Class A(b)(c)	805,244	151,651,603
Hewlett Packard Enterprise Co.	9,305,211	150,930,522
HP, Inc.	4,928,482	126,021,285
Intel Corp.	6,794,669	136,572,847
International Business Machines Corp.	562,417	136,003,679
Intuit, Inc.	237,638	149,110,716
Jabil, Inc.(c)	1,047,177	153,474,261
Juniper Networks, Inc.	3,945,947	143,316,795
Keysight Technologies, Inc.(b)	939,744	136,638,778
KLA Corp.	206,379	145,020,459
Lam Research Corp.	1,832,150	131,310,190
Microchip Technology, Inc.	2,703,496	124,577,096
Micron Technology, Inc.(c)	1,467,029	112,887,882
	Shares	Value
Information Technology-(continued)
Microsoft Corp.	366,332	$144,796,386
Monolithic Power Systems, Inc.(c)	240,826	142,833,901
Motorola Solutions, Inc.	340,311	149,869,561
NetApp, Inc.(c)	1,533,746	137,653,703
NVIDIA Corp.(c)	1,213,323	132,155,141
NXP Semiconductors N.V. (Netherlands)	687,349	126,685,294
ON Semiconductor Corp.(b)	3,274,707	130,005,868
Oracle Corp.	929,811	130,843,004
Palantir Technologies, Inc., Class A(b)	1,679,382	198,906,004
Palo Alto Networks, Inc.(b)(c)	782,366	146,247,676
PTC, Inc.(b)(c)	894,334	138,594,940
QUALCOMM, Inc.	918,382	136,342,992
Roper Technologies, Inc.	247,905	138,846,632
Salesforce, Inc.	493,057	132,489,346
Seagate Technology Holdings PLC(c)	1,617,930	147,280,168
ServiceNow, Inc.(b)	166,586	159,091,296
Skyworks Solutions, Inc.(c)	2,068,097	132,937,275
Super Micro Computer, Inc.(b)(c)	3,303,927	105,263,114
Synopsys, Inc.(b)	324,663	149,023,564
TE Connectivity PLC (Switzerland)	981,396	143,656,746
Teledyne Technologies, Inc.(b)	289,079	134,719,486
Teradyne, Inc.	1,617,743	120,052,708
Texas Instruments, Inc.	798,720	127,835,136
Trimble, Inc.(b)	2,082,968	129,435,632
Tyler Technologies, Inc.(b)	246,902	134,141,857
VeriSign, Inc.(b)	596,520	168,290,222
Western Digital Corp.(b)(c)	3,266,266	143,258,427
Workday, Inc., Class A(b)	580,638	142,256,310
Zebra Technologies Corp., Class A(b)	502,657	125,825,100
		9,620,560,696
Materials-5.13%
Air Products and Chemicals, Inc.	476,472	129,166,794
Albemarle Corp.(c)	1,927,102	112,831,822
Amcor PLC(c)	14,141,069	130,097,835
Avery Dennison Corp.	792,545	135,612,375
Ball Corp.	2,736,909	142,155,053
CF Industries Holdings, Inc.	1,808,238	141,711,612
Corteva, Inc.	2,379,850	147,526,901
Dow, Inc.(c)	3,924,989	120,065,414
DuPont de Nemours, Inc.	1,858,530	122,644,395
Eastman Chemical Co.(c)	1,518,376	116,914,952
Ecolab, Inc.	550,414	138,390,592
Freeport-McMoRan, Inc.	3,820,562	137,654,849
International Flavors & Fragrances, Inc.	1,765,151	138,493,747
International Paper Co.	2,774,001	126,716,366
Linde PLC	311,327	141,102,736
LyondellBasell Industries N.V., Class A	1,943,763	113,146,444
Martin Marietta Materials, Inc.	302,393	158,447,884
Mosaic Co. (The)	5,686,887	172,881,365
Newmont Corp.	3,219,742	169,616,009
Nucor Corp.	1,072,273	127,997,228
Packaging Corp. of America	711,256	132,016,226
PPG Industries, Inc.	1,264,258	137,627,126
Sherwin-Williams Co. (The)	401,325	141,635,619
Smurfit WestRock PLC(c)	3,170,991	133,245,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2025
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	1,136,621	$147,431,110
Vulcan Materials Co.	618,284	162,194,442
		3,577,323,938
Real Estate-6.15%
Alexandria Real Estate Equities, Inc.(c)	1,424,129	103,477,213
American Tower Corp.	679,964	153,270,685
AvalonBay Communities, Inc.	668,582	140,388,848
BXP, Inc.(c)	2,124,562	135,398,336
Camden Property Trust	1,186,788	135,056,474
CBRE Group, Inc., Class A(b)	1,104,333	134,927,406
CoStar Group, Inc.(b)	1,833,328	135,977,938
Crown Castle, Inc.	1,473,448	155,831,861
Digital Realty Trust, Inc.	925,980	148,656,829
Equinix, Inc.	164,265	141,391,099
Equity Residential	2,037,403	143,147,935
Essex Property Trust, Inc.	479,358	133,812,786
Extra Space Storage, Inc.	941,699	137,977,737
Federal Realty Investment Trust	1,446,906	136,038,102
Healthpeak Properties, Inc.	6,946,461	123,924,864
Host Hotels & Resorts, Inc.(c)	9,286,403	131,124,010
Invitation Homes, Inc.	4,240,833	144,994,080
Iron Mountain, Inc.	1,625,543	145,762,441
Kimco Realty Corp.	6,733,122	134,527,778
Mid-America Apartment Communities, Inc.	868,025	138,580,191
Prologis, Inc.	1,212,538	123,921,384
Public Storage	462,466	138,938,660
Realty Income Corp.	2,491,050	144,132,153
Regency Centers Corp.(c)	1,951,685	140,872,623
SBA Communications Corp., Class A	648,769	157,910,375
Simon Property Group, Inc.	847,317	133,350,749
UDR, Inc.(c)	3,267,895	136,859,443
Ventas, Inc.(c)	2,116,334	148,312,687
VICI Properties, Inc.(c)	4,375,729	140,110,843
Welltower, Inc.	952,786	145,385,616
Weyerhaeuser Co.(c)	4,793,946	124,211,141
		4,288,272,287
Utilities-6.47%
AES Corp. (The)	11,861,039	118,610,390
Alliant Energy Corp.	2,258,183	137,839,490
Ameren Corp.	1,440,881	142,993,030
American Electric Power Co., Inc.	1,363,786	147,752,575
American Water Works Co., Inc.	996,873	146,550,300
Atmos Energy Corp.(c)	954,177	153,269,452
CenterPoint Energy, Inc.	4,063,992	157,601,610
CMS Energy Corp.	1,972,628	145,284,052
Consolidated Edison, Inc.	1,368,020	154,244,255
Constellation Energy Corp.	652,005	145,683,997
Dominion Energy, Inc.(c)	2,613,946	142,146,383
DTE Energy Co.	1,068,917	146,441,629
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	1,203,874	$146,896,706
Edison International	2,530,976	135,432,526
Entergy Corp.	1,699,184	141,321,133
Evergy, Inc.	2,117,937	146,349,447
Eversource Energy(c)	2,363,755	140,596,147
Exelon Corp.	3,295,500	154,558,950
FirstEnergy Corp.	3,674,698	157,571,050
NextEra Energy, Inc.	1,924,176	128,688,891
NiSource, Inc.	3,596,750	140,668,893
NRG Energy, Inc.	1,518,414	166,387,806
PG&E Corp.	8,656,641	143,007,709
Pinnacle West Capital Corp.(c)	1,539,178	146,498,962
PPL Corp.(c)	4,133,478	150,871,947
Public Service Enterprise Group, Inc.	1,764,573	141,042,320
Sempra	2,036,554	151,254,866
Southern Co. (The)	1,583,463	145,504,415
Vistra Corp.	1,152,531	149,402,594
WEC Energy Group, Inc.	1,339,896	146,745,410
Xcel Energy, Inc.(c)	2,039,529	144,194,700
		4,515,411,635
Total Common Stocks & Other Equity Interests (Cost $69,391,461,596)		69,613,620,018
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $85,360,814)	85,360,814	85,360,814
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $69,476,822,410)		69,698,980,832
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.52%
Invesco Private Government Fund, 4.32%(d)(e)(f)	864,508,230	864,508,230
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,287,601,030	2,288,058,550
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,152,735,441)		3,152,566,780
TOTAL INVESTMENTS IN SECURITIES-104.45% (Cost $72,629,557,851)		72,851,547,612
OTHER ASSETS LESS LIABILITIES-(4.45)%		(3,101,053,049)
NET ASSETS-100.00%		$69,750,494,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$98,740,712	$97,680,312	$(60,611,370)	$(1,409,698)	$(6,228,173)	$128,171,783	$6,457,527
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	13,969,194	1,371,107,408	(1,299,715,788)	-	-	85,360,814	1,881,273
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	594,742,327	8,460,855,732	(8,191,089,829)	-	-	864,508,230	37,981,466 *
Invesco Private Prime Fund	1,528,068,108	17,150,504,957	(16,390,324,690)	(10,671)	(179,154)	2,288,058,550	102,139,697 *
Total	$2,235,520,341	$27,080,148,409	$(25,941,741,677)	$(1,420,369)	$(6,407,327)	$3,366,099,377	$148,459,963

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	835	June-2025	$114,854,250	$1,186,939	$1,186,939

(a)	Futures contracts collateralized by $19,505,695 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Diversified Telecommunication Services-13.98%
AT&T, Inc.	105,362	$2,918,527
Frontier Communications Parent, Inc.(b)(c)	75,596	2,740,355
Verizon Communications, Inc.	63,635	2,803,758
		8,462,640
Entertainment-32.98%
Electronic Arts, Inc.	19,909	2,888,597
Live Nation Entertainment, Inc.(b)(c)	22,034	2,918,403
Netflix, Inc.(b)	2,946	3,334,047
Take-Two Interactive Software, Inc.(b)	13,188	3,077,024
TKO Group Holdings, Inc.(c)	18,390	2,995,915
Walt Disney Co. (The)	27,455	2,497,032
Warner Bros. Discovery, Inc.(b)(c)	259,729	2,251,851
		19,962,869
Interactive Media & Services-12.52%
Alphabet, Inc., Class A	8,883	1,410,621
Alphabet, Inc., Class C	7,226	1,162,591
Match Group, Inc.	88,049	2,611,533
Meta Platforms, Inc., Class A	4,366	2,396,934
		7,581,679
Media-36.08%
Charter Communications, Inc., Class A(b)	7,749	3,036,523
Comcast Corp., Class A	76,929	2,630,972
Fox Corp., Class A	33,169	1,651,485
Fox Corp., Class B	20,076	928,314
Interpublic Group of Cos., Inc. (The)	102,726	2,580,477
New York Times Co. (The), Class A(c)	56,510	2,941,911
News Corp., Class A	75,490	2,047,289
News Corp., Class B(c)	22,313	701,074
Omnicom Group, Inc.(c)	33,846	2,577,711
Paramount Global, Class B(c)	233,725	2,743,932
		21,839,688
	Shares	Value
Wireless Telecommunication Services-4.32%
T-Mobile US, Inc.	10,594	$2,616,188
Total Common Stocks & Other Equity Interests (Cost $56,642,647)		60,463,064

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $26,689)	26,689	26,689
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $56,669,336)		60,489,753
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.12%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,364,647	2,364,647
Invesco Private Prime Fund, 4.46%(d)(e)(f)	6,179,282	6,180,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,545,171)		8,545,165
TOTAL INVESTMENTS IN SECURITIES-114.04% (Cost $65,214,507)		69,034,918
OTHER ASSETS LESS LIABILITIES-(14.04)%		(8,501,228)
NET ASSETS-100.00%		$60,533,690

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$907,215	$(880,526)	$-	$-	$26,689	$1,461
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,841,711	$69,919,356	$(70,396,420)	$-	$-	$2,364,647	$122,643 *
Invesco Private Prime Fund	7,440,000	146,133,754	(147,393,122)	(6)	(108)	6,180,518	323,682 *
Total	$10,281,711	$216,960,325	$(218,670,068)	$(6)	$(108)	$8,571,854	$447,786

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobile Components-1.79%
Aptiv PLC (Jersey)(b)	60,481	$3,451,046
Automobiles-6.27%
Ford Motor Co.	402,123	4,025,251
General Motors Co.	80,507	3,642,137
Tesla, Inc.(b)	15,540	4,384,766
		12,052,154
Broadline Retail-3.96%
Amazon.com, Inc.(b)	19,392	3,576,273
eBay, Inc.	59,207	4,035,549
		7,611,822
Distributors-5.51%
Genuine Parts Co.	31,783	3,736,092
LKQ Corp.	90,649	3,463,698
Pool Corp.(c)	11,573	3,392,509
		10,592,299
Hotels, Restaurants & Leisure-37.59%
Airbnb, Inc., Class A(b)	30,469	3,714,781
Booking Holdings, Inc.	878	4,477,168
Caesars Entertainment, Inc.(b)	141,156	3,819,681
Carnival Corp.(b)(c)	197,763	3,626,973
Chipotle Mexican Grill, Inc.(b)	77,050	3,892,566
Darden Restaurants, Inc.	20,313	4,075,600
Domino’s Pizza, Inc.	8,793	4,311,823
DoorDash, Inc., Class A(b)	20,548	3,963,504
Expedia Group, Inc.	23,732	3,724,263
Hilton Worldwide Holdings, Inc.	16,884	3,807,005
Las Vegas Sands Corp.	90,125	3,304,883
Marriott International, Inc., Class A	15,819	3,774,097
McDonald’s Corp.	12,878	4,116,453
MGM Resorts International(b)(c)	124,435	3,914,725
Norwegian Cruise Line Holdings Ltd.(b)	202,860	3,251,846
Royal Caribbean Cruises Ltd.	18,600	3,997,326
Starbucks Corp.	39,079	3,128,274
Wynn Resorts Ltd.	45,010	3,614,753
Yum! Brands, Inc.	24,972	3,756,788
		72,272,509
Household Durables-11.36%
D.R. Horton, Inc.	29,973	3,786,789
Garmin Ltd.	17,879	3,341,049
Lennar Corp., Class A	32,419	3,521,027
Mohawk Industries, Inc.(b)	33,999	3,615,794
NVR, Inc.(b)	528	3,762,396
PulteGroup, Inc.	37,247	3,820,797
		21,847,852
Leisure Products-2.01%
Hasbro, Inc.	62,336	3,858,599
	Shares	Value
Specialty Retail-22.43%
AutoZone, Inc.(b)	1,085	$4,082,421
Best Buy Co., Inc.	53,089	3,540,505
CarMax, Inc.(b)	53,164	3,438,116
Home Depot, Inc. (The)	10,572	3,811,100
Lowe’s Cos., Inc.	16,889	3,775,705
O’Reilly Automotive, Inc.(b)	2,952	4,177,670
Ross Stores, Inc.	30,476	4,236,164
TJX Cos., Inc. (The)	33,435	4,302,416
Tractor Supply Co.(c)	73,654	3,728,366
Ulta Beauty, Inc.(b)	11,711	4,633,340
Williams-Sonoma, Inc.	22,050	3,406,064
		43,131,867
Textiles, Apparel & Luxury Goods-9.06%
Deckers Outdoor Corp.(b)	31,716	3,515,084
lululemon athletica, inc.(b)	12,185	3,299,333
NIKE, Inc., Class B	52,413	2,956,093
Ralph Lauren Corp.	17,116	3,850,244
Tapestry, Inc.	53,791	3,800,334
		17,421,088
Total Common Stocks & Other Equity Interests (Cost $215,980,698)		192,239,236

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $14,183)	14,183	14,183
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $215,994,881)		192,253,419
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.16%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,832,009	3,832,009
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,937,510	9,939,498
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,771,508)		13,771,507
TOTAL INVESTMENTS IN SECURITIES-107.15% (Cost $229,766,389)		206,024,926
OTHER ASSETS LESS LIABILITIES-(7.15)%		(13,749,977)
NET ASSETS-100.00%		$192,274,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,198	$4,355,756	$(4,404,771)	$-	$-	$14,183	$6,929
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,387,148	137,165,029	(139,720,168)	-	-	3,832,009	230,254 *
Invesco Private Prime Fund	17,261,864	230,630,939	(237,951,006)	1,527	(3,826)	9,939,498	610,834 *
Total	$23,712,210	$372,151,724	$(382,075,945)	$1,527	$(3,826)	$13,785,690	$848,017

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Beverages-18.36%
Brown-Forman Corp., Class B(b)	204,006	$7,107,569
Coca-Cola Co. (The)	99,748	7,236,718
Constellation Brands, Inc., Class A(b)	37,919	7,111,329
Keurig Dr Pepper, Inc.	212,617	7,354,422
Molson Coors Beverage Co., Class B	117,189	6,741,883
Monster Beverage Corp.(c)	128,228	7,709,067
PepsiCo, Inc.	46,964	6,367,379
		49,628,367
Consumer Staples Distribution & Retail-22.56%
Costco Wholesale Corp.	7,505	7,463,723
Dollar General Corp.	93,102	8,722,726
Dollar Tree, Inc.(c)	112,546	9,202,886
Kroger Co. (The)	107,255	7,744,884
Sysco Corp.	94,670	6,759,438
Target Corp.	64,864	6,272,349
Walgreens Boots Alliance, Inc.	622,960	6,833,871
Walmart, Inc.	81,864	7,961,274
		60,961,151
Food Products-36.06%
Archer-Daniels-Midland Co.	148,182	7,075,691
Bunge Global S.A.	95,378	7,508,156
Conagra Brands, Inc.	268,573	6,636,439
General Mills, Inc.	115,921	6,577,358
Hershey Co. (The)(b)	40,734	6,810,317
Hormel Foods Corp.	238,175	7,121,432
J.M. Smucker Co. (The)	62,782	7,299,663
Kellanova	84,781	7,017,323
Kraft Heinz Co. (The)	230,275	6,701,003
Lamb Weston Holdings, Inc.	135,710	7,166,845
McCormick & Co., Inc.	85,330	6,541,398
Mondelez International, Inc., Class A	107,369	7,315,050
The Campbell’s Company(b)	180,370	6,576,290
Tyson Foods, Inc., Class A	116,005	7,104,146
		97,451,111
Household Products-12.37%
Church & Dwight Co., Inc.	63,824	6,340,276
Clorox Co. (The)	47,177	6,713,287
Colgate-Palmolive Co.	76,815	7,081,575
	Shares	Value
Household Products-(continued)
Kimberly-Clark Corp.	49,716	$6,551,575
Procter & Gamble Co. (The)	41,406	6,731,373
		33,418,086
Personal Care Products-4.96%
Estee Lauder Cos., Inc. (The), Class A	104,736	6,279,971
Kenvue, Inc.	302,437	7,137,513
		13,417,484
Tobacco-5.56%
Altria Group, Inc.	120,683	7,138,400
Philip Morris International, Inc.	46,067	7,894,041
		15,032,441
Total Common Stocks & Other Equity Interests (Cost $331,054,825)		269,908,640

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $29,276)	29,276	29,276
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $331,084,101)		269,937,916
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.20%
Invesco Private Government Fund, 4.32%(d)(e)(f)	6,166,076	6,166,076
Invesco Private Prime Fund, 4.46%(d)(e)(f)	15,993,990	15,997,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,163,872)		22,163,265
TOTAL INVESTMENTS IN SECURITIES-108.08% (Cost $353,247,973)		292,101,181
OTHER ASSETS LESS LIABILITIES-(8.08)%		(21,843,564)
NET ASSETS-100.00%		$270,257,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,035	$9,438,246	$(9,544,005)	$-	$-	$29,276	$9,989
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,840,643	116,472,077	(112,146,644)	-	-	6,166,076	287,224 *
Invesco Private Prime Fund	4,729,763	251,664,381	(240,397,495)	(139)	679	15,997,189	768,905 *
Total	$6,705,441	$377,574,704	$(362,088,144)	$(139)	$679	$22,192,541	$1,066,118

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Energy ETF (RSPG)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Energy Equipment & Services-12.36%
Baker Hughes Co., Class A	490,567	$17,366,073
Halliburton Co.	843,335	16,714,900
Schlumberger N.V.	520,326	17,300,839
		51,381,812
Oil, Gas & Consumable Fuels-87.49%
APA Corp.	1,060,552	16,480,978
Chevron Corp.	136,550	18,578,993
ConocoPhillips	213,269	19,006,533
Coterra Energy, Inc.	765,560	18,802,154
Devon Energy Corp.	599,920	18,243,567
Diamondback Energy, Inc.	142,216	18,773,934
EOG Resources, Inc.	167,702	18,502,562
EQT Corp.	425,943	21,058,622
Exxon Mobil Corp.	191,035	20,179,027
Hess Corp.	144,736	18,678,181
Kinder Morgan, Inc.	786,171	20,676,297
Marathon Petroleum Corp.	152,055	20,893,877
Occidental Petroleum Corp.	452,046	17,815,132
ONEOK, Inc.	224,169	18,417,725
Phillips 66	168,082	17,490,613
Targa Resources Corp.	111,462	19,048,856
Texas Pacific Land Corp.(b)	15,469	19,937,530
Valero Energy Corp.	166,485	19,327,244
Williams Cos., Inc. (The)	370,334	21,690,462
		363,602,287
Total Common Stocks & Other Equity Interests (Cost $457,045,306)		414,984,099
	Shares	Value

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $164,089)	164,089	$164,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $457,209,395)		415,148,188
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.01%
Invesco Private Government Fund, 4.32%(c)(d)(e)	5,780,543	5,780,543
Invesco Private Prime Fund, 4.46%(c)(d)(e)	15,046,705	15,049,714
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,831,309)		20,830,257
TOTAL INVESTMENTS IN SECURITIES-104.90% (Cost $478,040,704)		435,978,445
OTHER ASSETS LESS LIABILITIES-(4.90)%		(20,361,033)
NET ASSETS-100.00%		$415,617,412

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,551	$17,581,631	$(17,646,093)	$-	$-	$164,089	$10,925
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,988,164	178,641,574	(175,849,195)	-	-	5,780,543	246,464 *
Invesco Private Prime Fund	7,685,814	402,284,146	(394,917,248)	(323)	(2,675)	15,049,714	661,845 *
Total	$10,902,529	$598,507,351	$(588,412,536)	$(323)	$(2,675)	$20,994,346	$919,234

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Energy ETF (RSPG)—(continued)
April 30, 2025
(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Financials ETF (RSPF)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Banks-17.46%
Bank of America Corp.	101,963	$4,066,284
Citigroup, Inc.	59,886	4,095,005
Citizens Financial Group, Inc.	100,551	3,709,326
Fifth Third Bancorp	105,614	3,795,767
Huntington Bancshares, Inc.	279,677	4,063,707
JPMorgan Chase & Co.	17,856	4,367,935
KeyCorp	262,876	3,901,080
M&T Bank Corp.	23,648	4,014,484
PNC Financial Services Group, Inc. (The)	23,795	3,823,619
Regions Financial Corp.	193,224	3,943,702
Truist Financial Corp.	102,141	3,916,086
U.S. Bancorp	97,633	3,938,515
Wells Fargo & Co.	59,035	4,192,075
		51,827,585
Capital Markets-31.77%
Ameriprise Financial, Inc.	8,469	3,989,068
Bank of New York Mellon Corp. (The)	50,388	4,051,699
BlackRock, Inc.	4,472	4,088,571
Blackstone, Inc., Class A	28,955	3,813,663
Cboe Global Markets, Inc.	19,517	4,328,871
Charles Schwab Corp. (The)	54,827	4,462,918
CME Group, Inc., Class A	15,852	4,392,272
FactSet Research Systems, Inc.	9,467	4,091,827
Franklin Resources, Inc.(b)	211,834	3,974,006
Goldman Sachs Group, Inc. (The)	7,596	4,159,190
Intercontinental Exchange, Inc.	24,075	4,043,878
Invesco Ltd.(c)	266,841	3,717,095
KKR & Co., Inc., Class A	35,579	4,065,612
MarketAxess Holdings, Inc.	19,664	4,357,346
Moody’s Corp.	9,203	4,170,063
Morgan Stanley	35,695	4,119,917
MSCI, Inc.	7,465	4,069,246
Nasdaq, Inc.	55,759	4,249,393
Northern Trust Corp.(b)	41,427	3,893,310
Raymond James Financial, Inc.	28,813	3,948,534
S&P Global, Inc.	8,509	4,254,925
State Street Corp.	47,451	4,180,433
T. Rowe Price Group, Inc.(b)	43,626	3,863,082
		94,284,919
Consumer Finance-5.71%
American Express Co.	15,605	4,157,328
Capital One Financial Corp.	23,874	4,303,527
Discover Financial Services	24,865	4,542,089
Synchrony Financial	75,906	3,943,317
		16,946,261
Financial Services-13.66%
Apollo Global Management, Inc.	30,161	4,116,373
Berkshire Hathaway, Inc., Class B(d)	8,206	4,375,850
Corpay, Inc.(d)	12,186	3,964,959
Fidelity National Information Services, Inc.	59,738	4,712,133
Fiserv, Inc.(d)	19,256	3,554,080
Global Payments, Inc.	43,803	3,342,607
Jack Henry & Associates, Inc.	23,503	4,076,125
Mastercard, Inc., Class A	7,757	4,251,301
	Shares	Value
Financial Services-(continued)
PayPal Holdings, Inc.(d)	59,303	$3,904,510
Visa, Inc., Class A	12,225	4,223,738
		40,521,676
Insurance-31.31%
Aflac, Inc.(b)	38,871	4,224,500
Allstate Corp. (The)	20,527	4,072,352
American International Group, Inc.	50,626	4,127,032
Aon PLC, Class A	10,217	3,624,889
Arch Capital Group Ltd.	45,641	4,138,726
Arthur J. Gallagher & Co.	12,519	4,014,718
Assurant, Inc.	20,188	3,891,035
Brown & Brown, Inc.	34,698	3,837,599
Chubb Ltd.	14,329	4,099,240
Cincinnati Financial Corp.	29,075	4,047,531
Erie Indemnity Co., Class A	9,712	3,482,917
Everest Group Ltd.	11,703	4,199,388
Globe Life, Inc.	33,260	4,102,288
Hartford Insurance Group, Inc. (The)	35,146	4,311,360
Loews Corp.	48,449	4,206,827
Marsh & McLennan Cos., Inc.	17,706	3,992,172
MetLife, Inc.	51,392	3,873,415
Principal Financial Group, Inc.	49,609	3,678,507
Progressive Corp. (The)	14,662	4,130,872
Prudential Financial, Inc.	38,357	3,939,648
Travelers Cos., Inc. (The)	16,149	4,265,435
W.R. Berkley Corp.	66,114	4,739,713
Willis Towers Watson PLC	12,673	3,900,749
		92,900,913
Total Common Stocks & Other Equity Interests (Cost $257,980,125)		296,481,354

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(e) (Cost $157,209)	157,209	157,209
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $258,137,334)		296,638,563
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.43%
Invesco Private Government Fund, 4.32%(c)(e)(f)	2,814,765	2,814,765
Invesco Private Prime Fund, 4.46%(c)(e)(f)	7,362,509	7,363,982
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,178,747)		10,178,747
TOTAL INVESTMENTS IN SECURITIES-103.39% (Cost $268,316,081)		306,817,310
OTHER ASSETS LESS LIABILITIES-(3.39)%		(10,066,113)
NET ASSETS-100.00%		$296,751,197
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$3,322,369	$1,382,846	$(879,673)	$(27,140)	$(81,307)	$3,717,095	$195,012
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	203,950	6,483,682	(6,530,423)	-	-	157,209	7,263
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	866,161	53,216,918	(51,268,314)	-	-	2,814,765	70,051 *
Invesco Private Prime Fund	2,227,385	121,345,323	(116,207,157)	431	(2,000)	7,363,982	184,580 *
Total	$6,619,865	$182,428,769	$(174,885,567)	$(26,709)	$(83,307)	$14,053,051	$456,906

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Biotechnology-12.52%
AbbVie, Inc.	61,532	$12,004,893
Amgen, Inc.	41,743	12,143,874
Biogen, Inc.(b)	93,070	11,268,916
Gilead Sciences, Inc.	114,463	12,194,888
Incyte Corp.(b)	192,623	12,069,757
Moderna, Inc.(b)(c)	372,653	10,635,517
Regeneron Pharmaceuticals, Inc.	18,927	11,332,730
Vertex Pharmaceuticals, Inc.(b)	26,333	13,416,663
		95,067,238
Health Care Equipment & Supplies-32.49%
Abbott Laboratories	100,139	13,093,174
Align Technology, Inc.(b)	79,277	13,738,704
Baxter International, Inc.	379,165	11,818,573
Becton, Dickinson and Co.	58,292	12,071,690
Boston Scientific Corp.(b)	135,316	13,919,957
Cooper Cos., Inc. (The)(b)	165,014	13,476,693
DexCom, Inc.(b)	184,370	13,160,331
Edwards Lifesciences Corp.(b)	190,435	14,375,938
GE HealthCare Technologies, Inc.	155,703	10,950,592
Hologic, Inc.(b)	213,522	12,426,980
IDEXX Laboratories, Inc.(b)	31,635	13,686,883
Insulet Corp.(b)	52,523	13,251,028
Intuitive Surgical, Inc.(b)	26,233	13,530,982
Medtronic PLC	142,568	12,084,064
ResMed, Inc.	59,256	14,019,377
Solventum Corp.(b)	176,272	11,655,105
STERIS PLC	58,127	13,063,462
Stryker Corp.	35,845	13,403,162
Zimmer Biomet Holdings, Inc.	125,426	12,925,149
		246,651,844
Health Care Providers & Services-28.65%
Cardinal Health, Inc.	102,864	14,533,655
Cencora, Inc.	51,378	15,036,799
Centene Corp.(b)	223,223	13,359,897
Cigna Group (The)	41,940	14,261,278
CVS Health Corp.	201,216	13,423,119
DaVita, Inc.(b)(c)	91,459	12,946,021
Elevance Health, Inc.	31,741	13,349,630
HCA Healthcare, Inc.	41,693	14,387,420
Henry Schein, Inc.(b)	186,558	12,120,673
Humana, Inc.	52,367	13,732,722
Labcorp Holdings, Inc.	55,084	13,275,795
McKesson Corp.	20,355	14,508,840
Molina Healthcare, Inc.(b)	41,412	13,542,138
Quest Diagnostics, Inc.	78,385	13,969,775
UnitedHealth Group, Inc.	27,126	11,160,721
Universal Health Services, Inc., Class B	78,295	13,863,696
		217,472,179
	Shares	Value
Life Sciences Tools & Services-14.89%
Agilent Technologies, Inc.	108,863	$11,713,659
Bio-Techne Corp.(c)	216,593	10,905,457
Charles River Laboratories International, Inc.(b)(c)	76,477	9,071,702
Danaher Corp.	63,657	12,688,750
IQVIA Holdings, Inc.(b)	70,351	10,909,330
Mettler-Toledo International, Inc.(b)	10,731	11,488,287
Revvity, Inc.(c)	116,997	10,931,030
Thermo Fisher Scientific, Inc.	25,438	10,912,902
Waters Corp.(b)	34,972	12,160,813
West Pharmaceutical Services, Inc.	58,184	12,293,697
		113,075,627
Pharmaceuticals-11.40%
Bristol-Myers Squibb Co.	218,150	10,951,130
Eli Lilly and Co.	15,875	14,270,831
Johnson & Johnson	80,124	12,524,183
Merck & Co., Inc.	139,756	11,907,211
Pfizer, Inc.	507,476	12,387,489
Viatris, Inc.	1,412,006	11,889,091
Zoetis, Inc.	80,710	12,623,044
		86,552,979
Total Common Stocks & Other Equity Interests (Cost $715,208,717)		758,819,867

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $131,946)	131,946	131,946
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $715,340,663)		758,951,813
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.09%
Invesco Private Government Fund, 4.32%(d)(e)(f)	6,536,937	6,536,937
Invesco Private Prime Fund, 4.46%(d)(e)(f)	16,932,425	16,935,811
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,473,260)		23,472,748
TOTAL INVESTMENTS IN SECURITIES-103.06% (Cost $738,813,923)		782,424,561
OTHER ASSETS LESS LIABILITIES-(3.06)%		(23,220,208)
NET ASSETS-100.00%		$759,204,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,875	$25,753,432	$(25,744,361)	$-	$-	$131,946	$24,455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,012,925	157,277,028	(158,753,016)	-	-	6,536,937	275,121 *
Invesco Private Prime Fund	20,609,844	385,469,720	(389,141,079)	1,441	(4,115)	16,935,811	747,896 *
Total	$28,745,644	$568,500,180	$(573,638,456)	$1,441	$(4,115)	$23,604,694	$1,047,472

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-16.26%
Axon Enterprise, Inc.(b)	13,171	$8,077,774
Boeing Co. (The)(b)	46,388	8,500,137
General Dynamics Corp.	28,308	7,703,173
General Electric Co.	37,746	7,607,329
Howmet Aerospace, Inc.	57,507	7,969,320
Huntington Ingalls Industries, Inc.	38,340	8,831,236
L3Harris Technologies, Inc.	35,209	7,746,684
Lockheed Martin Corp.	15,919	7,605,302
Northrop Grumman Corp.	15,509	7,545,128
RTX Corp.	57,492	7,251,466
Textron, Inc.	101,318	7,129,748
TransDigm Group, Inc.	5,543	7,832,647
		93,799,944
Air Freight & Logistics-4.54%
C.H. Robinson Worldwide, Inc.	76,513	6,826,490
Expeditors International of Washington, Inc.	62,892	6,912,460
FedEx Corp.	30,204	6,352,807
United Parcel Service, Inc., Class B	63,877	6,087,478
		26,179,235
Building Products-10.26%
A.O. Smith Corp.	112,142	7,609,956
Allegion PLC	59,431	8,272,795
Builders FirstSource, Inc.(b)	56,880	6,804,554
Carrier Global Corp.	112,540	7,038,252
Johnson Controls International PLC	93,588	7,852,033
Lennox International, Inc.	12,916	7,061,823
Masco Corp.	103,570	6,277,378
Trane Technologies PLC	21,647	8,297,512
		59,214,303
Commercial Services & Supplies-8.32%
Cintas Corp.	38,235	8,093,585
Copart, Inc.(b)	138,853	8,474,199
Republic Services, Inc.	31,922	8,004,441
Rollins, Inc.	145,631	8,319,899
Veralto Corp.	77,178	7,401,370
Waste Management, Inc.	33,027	7,707,181
		48,000,675
Construction & Engineering-1.50%
Quanta Services, Inc.	29,555	8,650,453
Electrical Equipment-9.00%
AMETEK, Inc.	41,562	7,048,084
Eaton Corp. PLC	25,164	7,407,527
Emerson Electric Co.	66,444	6,983,929
GE Vernova, Inc.	24,630	9,133,297
Generac Holdings, Inc.(b)	56,138	6,421,064
Hubbell, Inc.	21,947	7,970,711
Rockwell Automation, Inc.	28,073	6,953,121
		51,917,733
Ground Transportation-7.33%
CSX Corp.	249,232	6,995,942
J.B. Hunt Transport Services, Inc.	47,706	6,229,449
Norfolk Southern Corp.	31,871	7,140,697
Old Dominion Freight Line, Inc.	44,724	6,855,295
	Shares	Value
Ground Transportation-(continued)
Uber Technologies, Inc.(b)	103,458	$8,381,133
Union Pacific Corp.	31,027	6,691,283
		42,293,799
Industrial Conglomerates-2.48%
3M Co.	49,058	6,814,647
Honeywell International, Inc.	35,700	7,514,850
		14,329,497
Machinery-20.49%
Caterpillar, Inc.	21,727	6,719,509
Cummins, Inc.	22,240	6,535,002
Deere & Co.	15,585	7,224,583
Dover Corp.	40,539	6,917,980
Fortive Corp.	99,685	6,947,048
IDEX Corp.	40,503	7,046,307
Illinois Tool Works, Inc.	29,269	7,021,926
Ingersoll Rand, Inc.	90,396	6,818,570
Nordson Corp.	35,868	6,799,497
Otis Worldwide Corp.	73,728	7,097,794
PACCAR, Inc.	71,926	6,488,444
Parker-Hannifin Corp.	11,984	7,251,039
Pentair PLC	86,041	7,806,500
Snap-on, Inc.	22,626	7,100,265
Stanley Black & Decker, Inc.	90,677	5,442,433
Wabtec Corp.	41,878	7,736,542
Xylem, Inc.	59,889	7,220,817
		118,174,256
Passenger Airlines-3.57%
Delta Air Lines, Inc.	162,577	6,768,080
Southwest Airlines Co.(c)	244,698	6,841,756
United Airlines Holdings, Inc.(b)	101,595	6,991,768
		20,601,604
Professional Services-12.16%
Automatic Data Processing, Inc.	25,047	7,529,128
Broadridge Financial Solutions, Inc.	32,662	7,917,269
Dayforce, Inc.(b)(c)	138,043	7,988,548
Equifax, Inc.	30,760	8,001,599
Jacobs Solutions, Inc.	60,509	7,491,014
Leidos Holdings, Inc.	55,085	8,107,410
Paychex, Inc.	50,762	7,468,106
Paycom Software, Inc.(c)	35,660	8,073,067
Verisk Analytics, Inc.	25,513	7,562,819
		70,138,960
Trading Companies & Distributors-4.03%
Fastenal Co.	96,876	7,844,050
United Rentals, Inc.	12,060	7,615,287
W.W. Grainger, Inc.	7,587	7,771,440
		23,230,777
Total Common Stocks & Other Equity Interests (Cost $524,179,890)		576,531,236
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
April 30, 2025
	Shares	Value

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $291,867)	291,867	$291,867
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $524,471,757)		576,823,103
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.22%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,556,521	3,556,521
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,249,063	$9,250,913
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,807,519)		12,807,434
TOTAL INVESTMENTS IN SECURITIES-102.21% (Cost $537,279,276)		589,630,537
OTHER ASSETS LESS LIABILITIES-(2.21)%		(12,769,939)
NET ASSETS-100.00%		$576,860,598

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$308,666	$9,643,403	$(9,660,202)	$-	$-	$291,867	$14,409
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,915,608	144,251,892	(144,610,979)	-	-	3,556,521	247,315 *
Invesco Private Prime Fund	10,067,693	269,658,644	(270,472,542)	872	(3,754)	9,250,913	682,792 *
Total	$14,291,967	$423,553,939	$(424,743,723)	$872	$(3,754)	$13,099,301	$944,516

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Materials ETF (RSPM)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Chemicals-52.37%
Air Products and Chemicals, Inc.(b)	22,973	$6,227,751
Albemarle Corp.(b)	92,964	5,443,042
CF Industries Holdings, Inc.	87,243	6,837,234
Corteva, Inc.	114,899	7,122,590
Dow, Inc.	189,337	5,791,819
DuPont de Nemours, Inc.	89,654	5,916,267
Eastman Chemical Co.(b)	73,242	5,639,634
Ecolab, Inc.	26,534	6,671,444
International Flavors & Fragrances, Inc.(b)	85,239	6,687,852
Linde PLC	15,021	6,807,968
LyondellBasell Industries N.V., Class A	93,772	5,458,468
Mosaic Co. (The)	274,601	8,347,870
PPG Industries, Inc.	60,988	6,639,154
Sherwin-Williams Co. (The)	19,372	6,836,766
		90,427,859
Construction Materials-8.96%
Martin Marietta Materials, Inc.	14,590	7,644,868
Vulcan Materials Co.	29,850	7,830,551
		15,475,419
Containers & Packaging-22.36%
Amcor PLC(b)	682,684	6,280,693
Avery Dennison Corp.	38,301	6,553,684
Ball Corp.	132,249	6,869,013
International Paper Co.	133,925	6,117,694
Packaging Corp. of America	34,313	6,368,836
Smurfit WestRock PLC	152,969	6,427,757
		38,617,677
Metals & Mining-16.27%
Freeport-McMoRan, Inc.	184,024	6,630,385
Newmont Corp.	155,370	8,184,891
	Shares	Value
Metals & Mining-(continued)
Nucor Corp.(b)	51,733	$6,175,368
Steel Dynamics, Inc.	54,790	7,106,811
		28,097,455
Total Common Stocks & Other Equity Interests (Cost $204,639,672)		172,618,410

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $12,716)	12,716	12,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $204,652,388)		172,631,126
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.00%
Invesco Private Government Fund, 4.32%(c)(d)(e)	6,713,390	6,713,390
Invesco Private Prime Fund, 4.46%(c)(d)(e)	17,457,837	17,461,329
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,175,156)		24,174,719
TOTAL INVESTMENTS IN SECURITIES-113.97% (Cost $228,827,544)		196,805,845
OTHER ASSETS LESS LIABILITIES-(13.97)%		(24,127,825)
NET ASSETS-100.00%		$172,678,020

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$84,381	$6,593,582	$(6,665,247)	$-	$-	$12,716	$6,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,702,520	$162,601,942	$(160,591,072)	$-	$-	$6,713,390	$296,675 *
Invesco Private Prime Fund	12,095,179	334,623,946	(329,256,162)	1,599	(3,233)	17,461,329	792,948 *
Total	$16,882,080	$503,819,470	$(496,512,481)	$1,599	$(3,233)	$24,187,435	$1,096,462

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Health Care REITs-12.15%
Alexandria Real Estate Equities, Inc.(b)	36,761	$2,671,054
Healthpeak Properties, Inc.	179,362	3,199,818
Ventas, Inc.	54,582	3,825,107
Welltower, Inc.	24,582	3,750,967
		13,446,946
Hotel & Resort REITs-3.06%
Host Hotels & Resorts, Inc.	239,595	3,383,081
Industrial REITs-2.89%
Prologis, Inc.	31,294	3,198,247
Office REITs-3.16%
BXP, Inc.(b)	54,806	3,492,786
Real Estate Management & Development-6.30%
CBRE Group, Inc., Class A(c)	28,474	3,478,953
CoStar Group, Inc.(c)	47,127	3,495,410
		6,974,363
Residential REITs-22.66%
AvalonBay Communities, Inc.	17,248	3,621,735
Camden Property Trust	30,588	3,480,915
Equity Residential	52,533	3,690,969
Essex Property Trust, Inc.	12,368	3,452,527
Invitation Homes, Inc.	109,422	3,741,138
Mid-America Apartment Communities, Inc.(b)	22,379	3,572,807
UDR, Inc.	84,309	3,530,861
		25,090,952
Retail REITs-16.04%
Federal Realty Investment Trust	37,301	3,507,040
Kimco Realty Corp.	173,585	3,468,228
Realty Income Corp.	64,260	3,718,084
Regency Centers Corp.	50,303	3,630,870
Simon Property Group, Inc.	21,844	3,437,809
		17,762,031
Specialized REITs-33.64%
American Tower Corp.	17,529	3,951,212
Crown Castle, Inc.	38,018	4,020,784
	Shares	Value
Specialized REITs-(continued)
Digital Realty Trust, Inc.	23,887	$3,834,819
Equinix, Inc.	4,237	3,646,998
Extra Space Storage, Inc.	24,278	3,557,212
Iron Mountain, Inc.	41,910	3,758,070
Public Storage(b)	11,935	3,585,632
SBA Communications Corp., Class A	16,735	4,073,299
VICI Properties, Inc.(b)	112,822	3,612,560
Weyerhaeuser Co.	123,680	3,204,549
		37,245,135
Total Common Stocks & Other Equity Interests (Cost $122,595,149)		110,593,541

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $144,180)	144,180	144,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $122,739,329)		110,737,721
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.98%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,756,205	2,756,205
Invesco Private Prime Fund, 4.46%(d)(e)(f)	7,186,860	7,188,297
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,944,502)		9,944,502
TOTAL INVESTMENTS IN SECURITIES-109.01% (Cost $132,683,831)		120,682,223
OTHER ASSETS LESS LIABILITIES-(9.01)%		(9,975,156)
NET ASSETS-100.00%		$110,707,067

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,608,294	$(2,464,114)	$-	$-	$144,180	$2,509
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	75,888	60,487,279	(57,806,962)	-	-	2,756,205	70,876 *
Invesco Private Prime Fund	195,068	134,942,643	(127,948,265)	37	(1,186)	7,188,297	187,696 *
Total	$270,956	$198,038,216	$(188,219,341)	$37	$(1,186)	$10,088,682	$261,081

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Technology ETF (RSPT)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communications Equipment-7.39%
Arista Networks, Inc.(b)	559,198	$46,005,220
Cisco Systems, Inc.	742,291	42,852,458
F5, Inc.(b)	168,668	44,653,166
Juniper Networks, Inc.	1,260,196	45,770,319
Motorola Solutions, Inc.	108,710	47,874,797
		227,155,960
Electronic Equipment, Instruments & Components-13.17%
Amphenol Corp., Class A	714,280	54,963,846
CDW Corp.	269,294	43,237,845
Corning, Inc.	988,482	43,868,831
Jabil, Inc.	334,618	49,041,614
Keysight Technologies, Inc.(b)	299,267	43,513,422
TE Connectivity PLC (Switzerland)(c)	313,448	45,882,518
Teledyne Technologies, Inc.(b)	92,487	43,101,717
Trimble, Inc.(b)	666,211	41,398,351
Zebra Technologies Corp., Class A(b)	160,750	40,238,940
		405,247,084
IT Services-11.45%
Accenture PLC, Class A (Ireland)(c)	138,329	41,381,120
Akamai Technologies, Inc.(b)	563,380	45,397,160
Cognizant Technology Solutions Corp., Class A	564,561	41,534,753
EPAM Systems, Inc.(b)	237,150	37,211,206
Gartner, Inc.(b)	97,611	41,102,040
GoDaddy, Inc., Class A(b)	257,388	48,473,882
International Business Machines Corp.	179,790	43,476,818
VeriSign, Inc.(b)	190,513	53,747,528
		352,324,507
Semiconductors & Semiconductor Equipment-25.82%
Advanced Micro Devices, Inc.(b)	445,253	43,345,380
Analog Devices, Inc.	217,230	42,342,472
Applied Materials, Inc.	301,051	45,371,396
Broadcom, Inc.	231,047	44,469,616
Enphase Energy, Inc.(b)	767,407	34,218,678
First Solar, Inc.(b)(c)	329,885	41,506,131
Intel Corp.	2,170,044	43,617,884
KLA Corp.	65,993	46,372,621
Lam Research Corp.	585,922	41,993,030
Microchip Technology, Inc.	864,692	39,845,007
Micron Technology, Inc.(c)	469,203	36,105,171
Monolithic Power Systems, Inc.(c)	76,947	45,637,266
NVIDIA Corp.	387,701	42,228,393
NXP Semiconductors N.V. (Netherlands)	219,471	40,450,700
ON Semiconductor Corp.(b)(c)	1,047,272	41,576,698
QUALCOMM, Inc.	293,696	43,602,108
Skyworks Solutions, Inc.(c)	661,439	42,517,299
Teradyne, Inc.	517,383	38,394,992
Texas Instruments, Inc.	255,391	40,875,330
		794,470,172
Software-30.85%
Adobe, Inc.(b)	102,361	38,383,328
ANSYS, Inc.(b)	141,339	45,494,197
Autodesk, Inc.(b)	178,191	48,868,882
Cadence Design Systems, Inc.(b)(c)	187,603	55,856,917
	Shares	Value
Software-(continued)
CrowdStrike Holdings, Inc., Class A(b)	129,378	$55,486,343
Fair Isaac Corp.(b)	25,212	50,163,812
Fortinet, Inc.(b)	458,296	47,552,793
Gen Digital, Inc.(c)	1,680,767	43,481,442
Intuit, Inc.	75,875	47,609,286
Microsoft Corp.	117,103	46,286,132
Oracle Corp.	297,450	41,857,164
Palantir Technologies, Inc., Class A(b)	536,507	63,543,889
Palo Alto Networks, Inc.(b)	250,046	46,741,099
PTC, Inc.(b)(c)	285,850	44,298,175
Roper Technologies, Inc.	79,220	44,369,538
Salesforce, Inc.	157,671	42,367,774
ServiceNow, Inc.(b)	53,224	50,829,452
Synopsys, Inc.(b)	103,742	47,618,616
Tyler Technologies, Inc.(b)	78,900	42,866,370
Workday, Inc., Class A(b)	185,683	45,492,335
		949,167,544
Technology Hardware, Storage & Peripherals-11.27%
Apple, Inc.	206,845	43,954,562
Dell Technologies, Inc., Class C(c)	474,512	43,541,221
Hewlett Packard Enterprise Co.(c)	2,973,958	48,237,599
HP, Inc.(c)	1,576,294	40,305,838
NetApp, Inc.(c)	490,520	44,024,170
Seagate Technology Holdings PLC(c)	517,443	47,102,836
Super Micro Computer, Inc.(b)(c)	1,056,648	33,664,805
Western Digital Corp.(b)(c)	1,044,651	45,818,393
		346,649,424
Total Common Stocks & Other Equity Interests (Cost $2,875,814,927)		3,075,014,691

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $1,671,599)	1,671,599	1,671,599
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,877,486,526)		3,076,686,290
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.53%
Invesco Private Government Fund, 4.32%(d)(e)(f)	58,209,365	58,209,365
Invesco Private Prime Fund, 4.46%(d)(e)(f)	204,307,872	204,348,734
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $262,558,896)		262,558,099
TOTAL INVESTMENTS IN SECURITIES-108.54% (Cost $3,140,045,422)		3,339,244,389
OTHER ASSETS LESS LIABILITIES-(8.54)%		(262,687,210)
NET ASSETS-100.00%		$3,076,557,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,025,816	$35,070,004	$(34,424,221)	$-	$-	$1,671,599	$62,201
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,104,207	935,748,229	(897,643,071)	-	-	58,209,365	1,254,210 *
Invesco Private Prime Fund	49,293,154	1,738,243,353	(1,583,171,715)	671	(16,729)	204,348,734	3,418,880 *
Total	$70,423,177	$2,709,061,586	$(2,515,239,007)	$671	$(16,729)	$264,229,698	$4,735,291

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Electric Utilities-54.85%
Alliant Energy Corp.	217,696	$13,288,164
American Electric Power Co., Inc.	131,462	14,242,593
Constellation Energy Corp.	62,828	14,038,288
Duke Energy Corp.	116,021	14,156,882
Edison International	243,984	13,055,584
Entergy Corp.	163,809	13,623,995
Evergy, Inc.	204,145	14,106,420
Eversource Energy	227,694	13,543,239
Exelon Corp.	317,629	14,896,800
FirstEnergy Corp.	354,243	15,189,940
NextEra Energy, Inc.	185,648	12,416,138
NRG Energy, Inc.	146,386	16,040,978
PG&E Corp.	834,481	13,785,626
Pinnacle West Capital Corp.(b)	148,365	14,121,381
PPL Corp.	398,480	14,544,520
Southern Co. (The)	152,642	14,026,273
Xcel Energy, Inc.(b)	196,589	13,898,842
		238,975,663
Gas Utilities-3.39%
Atmos Energy Corp.	91,981	14,774,908
Independent Power and Renewable Electricity Producers-5.93%
AES Corp. (The)	1,144,169	11,441,690
Vistra Corp.	110,997	14,388,541
		25,830,231
Multi-Utilities-32.49%
Ameren Corp.	138,903	13,784,734
CenterPoint Energy, Inc.	391,772	15,192,918
CMS Energy Corp.	190,171	14,006,094
Consolidated Edison, Inc.	131,893	14,870,936
Dominion Energy, Inc.	251,930	13,699,953
DTE Energy Co.	103,064	14,119,768
NiSource, Inc.	346,714	13,559,985
Public Service Enterprise Group, Inc.	170,122	13,597,851
	Shares	Value
Multi-Utilities-(continued)
Sempra	196,331	$14,581,503
WEC Energy Group, Inc.	129,201	14,150,094
		141,563,836
Water Utilities-3.24%
American Water Works Co., Inc.	96,060	14,121,781
Total Common Stocks & Other Equity Interests (Cost $405,694,315)		435,266,419

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $368,784)	368,784	368,784
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $406,063,099)		435,635,203
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.37%
Invesco Private Government Fund, 4.32%(c)(d)(e)	4,071,590	4,071,590
Invesco Private Prime Fund, 4.46%(c)(d)(e)	10,592,909	10,595,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,666,758)		14,666,618
TOTAL INVESTMENTS IN SECURITIES-103.35% (Cost $420,729,857)		450,301,821
OTHER ASSETS LESS LIABILITIES-(3.35)%		(14,590,130)
NET ASSETS-100.00%		$435,711,691

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$121,358	$9,398,878	$(9,151,452)	$-	$-	$368,784	$11,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$121,244	$132,239,206	$(128,288,860)	$-	$-	$4,071,590	$271,741 *
Invesco Private Prime Fund	311,248	245,171,089	(234,884,763)	(123)	(2,423)	10,595,028	719,617 *
Total	$553,850	$386,809,173	$(372,325,075)	$(123)	$(2,423)	$15,035,402	$1,003,239

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P MidCap 400® GARP ETF (GRPM)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-25.76%
Abercrombie & Fitch Co., Class A(b)	60,731	$4,215,946
Boyd Gaming Corp.(c)	131,270	9,076,008
Crocs, Inc.(b)(c)	109,011	10,510,840
Grand Canyon Education, Inc.(b)	36,332	6,480,539
Harley-Davidson, Inc.(c)	275,397	6,174,401
Hyatt Hotels Corp., Class A(c)	78,679	8,865,550
KB Home	90,492	4,889,283
Lear Corp.(c)	60,043	5,148,687
Murphy USA, Inc.	19,202	9,573,541
Penske Automotive Group, Inc.	41,334	6,434,464
PVH Corp.	55,005	3,794,245
Skechers U.S.A., Inc., Class A(b)	119,269	5,727,297
Taylor Morrison Home Corp., Class A(b)	92,097	5,281,763
Texas Roadhouse, Inc.	57,858	9,602,114
Toll Brothers, Inc.	51,691	5,214,071
TopBuild Corp.(b)	22,312	6,598,997
Visteon Corp.(b)	97,817	7,746,128
		115,333,874
Consumer Staples-5.73%
Celsius Holdings, Inc.(b)(c)	532,928	18,631,163
Pilgrim’s Pride Corp.	128,941	7,037,600
		25,668,763
Energy-17.18%
Chord Energy Corp.	113,573	10,247,692
Civitas Resources, Inc.(c)	253,578	6,910,001
CNX Resources Corp.(b)(c)	213,401	6,280,391
Matador Resources Co.	213,467	8,440,485
Murphy Oil Corp.(c)	230,647	4,735,183
Ovintiv, Inc.	183,692	6,168,377
Permian Resources Corp.	853,094	10,066,509
Range Resources Corp.	169,874	5,763,825
Valaris Ltd.(b)(c)	279,312	9,024,571
Viper Energy, Inc.	230,122	9,280,820
		76,917,854
Financials-11.32%
Bank OZK(c)	170,649	7,269,647
East West Bancorp, Inc.	65,870	5,635,179
Hancock Whitney Corp.	192,421	10,023,210
International Bancshares Corp.(c)	93,747	5,722,317
Kinsale Capital Group, Inc.	21,273	9,259,286
RenaissanceRe Holdings Ltd. (Bermuda)	28,445	6,881,699
Western Alliance Bancorporation	84,168	5,867,351
		50,658,689
Health Care-14.03%
Exelixis, Inc.(b)	191,796	7,508,813
Halozyme Therapeutics, Inc.(b)(c)	257,756	15,831,373
Lantheus Holdings, Inc.(b)(c)	162,705	16,976,640
Medpace Holdings, Inc.(b)(c)	27,617	8,516,807
Roivant Sciences Ltd.(b)(c)	1,200,843	13,953,796
		62,787,429
Industrials-12.96%
AAON, Inc.(c)	65,394	5,968,510
	Shares	Value
Industrials-(continued)
Comfort Systems USA, Inc.	15,557	$6,184,685
EMCOR Group, Inc.	17,086	6,846,360
ITT, Inc.	45,851	6,282,504
Lincoln Electric Holdings, Inc.	32,123	5,660,073
Mueller Industries, Inc.	77,444	5,696,781
Owens Corning	41,400	6,019,974
Saia, Inc.(b)	11,820	2,884,080
Simpson Manufacturing Co., Inc.	36,001	5,532,994
Terex Corp.(c)	197,520	6,952,704
		58,028,665
Information Technology-8.35%
Arrow Electronics, Inc.(b)(c)	49,533	5,515,995
Commvault Systems, Inc.(b)	38,880	6,498,014
DocuSign, Inc.(b)	71,978	5,884,202
Lattice Semiconductor Corp.(b)(c)	137,496	6,727,679
Manhattan Associates, Inc.(b)	20,647	3,662,571
Rambus, Inc.(b)	186,719	9,110,020
		37,398,481
Materials-2.86%
Eagle Materials, Inc.	21,669	4,905,645
Reliance, Inc.	27,352	7,883,667
		12,789,312
Real Estate-1.79%
Park Hotels & Resorts, Inc.(c)	804,293	7,994,672
Total Common Stocks & Other Equity Interests (Cost $511,952,953)		447,577,739
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $201,173)	201,173	201,173
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $512,154,126)		447,778,912
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.96%
Invesco Private Government Fund, 4.32%(d)(e)(f)	31,002,233	31,002,233
Invesco Private Prime Fund, 4.46%(d)(e)(f)	80,712,648	80,728,791
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,734,539)		111,731,024
TOTAL INVESTMENTS IN SECURITIES-124.99% (Cost $623,888,665)		559,509,936
OTHER ASSETS LESS LIABILITIES-(24.99)%		(111,856,700)
NET ASSETS-100.00%		$447,653,236
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$81,314	$7,184,501	$(7,064,642)	$-	$-	$201,173	$14,079
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,602,345	281,587,515	(263,187,627)	-	-	31,002,233	1,017,574 *
Invesco Private Prime Fund	32,391,587	555,501,567	(507,156,526)	(1,472)	(6,365)	80,728,791	2,740,818 *
Total	$45,075,246	$844,273,583	$(777,408,795)	$(1,472)	$(6,365)	$111,932,197	$3,772,471

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

33

Statements of Assets and Liabilities
April 30, 2025

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Assets:
Unaffiliated investments in securities, at value(a)	$69,485,448,235	$60,463,064	$192,239,236	$269,908,640
Affiliated investments in securities, at value	3,366,099,377	8,571,854	13,785,690	22,192,541
Deposits with brokers:
Cash collateral-futures contracts	19,505,695	-	-	-
Receivable for:
Dividends and interest	43,241,959	59,340	79,664	404,706
Securities lending	346,828	1,557	883	1,630
Investments sold	157,161,055	349,275	-	-
Fund shares sold	42,301,570	-	2,787	-
Total assets	73,114,104,719	69,445,090	206,108,260	292,507,517
Liabilities:
Due to custodian	11,938	-	-	-
Payable for:
Investments purchased	42,247,595	-	-	-
Collateral upon return of securities loaned	3,152,735,441	8,545,171	13,771,508	22,163,872
Fund shares repurchased	157,361,840	349,905	-	-
Accrued unitary management fees	11,253,342	16,324	61,803	86,028
Total liabilities	3,363,610,156	8,911,400	13,833,311	22,249,900
Net Assets	$69,750,494,563	$60,533,690	$192,274,949	$270,257,617
Net assets consist of:
Shares of beneficial interest	$75,350,576,048	$68,291,230	$349,750,261	$431,124,293
Distributable earnings (loss)	(5,600,081,485)	(7,757,540)	(157,475,312)	(160,866,676)
Net Assets	$69,750,494,563	$60,533,690	$192,274,949	$270,257,617
Shares outstanding (unlimited amount authorized, $0.01 par value)	412,222,663	1,730,001	3,930,000	8,870,000
Net asset value	$169.21	$34.99	$48.92	$30.47
Market price	$169.06	$34.95	$48.89	$30.45
Unaffiliated investments in securities, at cost	$69,226,371,719	$56,642,647	$215,980,698	$331,054,825
Affiliated investments in securities, at cost	$3,403,186,132	$8,571,860	$13,785,691	$22,193,148
(a)Includes securities on loan with an aggregate value of:	$3,082,510,311	$8,335,070	$13,399,541	$21,955,628
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$414,984,099	$292,764,259	$758,819,867	$576,531,236	$172,618,410	$110,593,541	$3,075,014,691
20,994,346	14,053,051	23,604,694	13,099,301	24,187,435	10,088,682	264,229,698

-	-	-	-	-	-	-

614,451	206,455	496,647	231,961	100,303	4,870	804,734
2,868	1,088	1,008	690	2,743	501	15,990
2,095,710	-	-	-	-	-	1,383,980
-	-	-	-	-	-	-
438,691,474	307,024,853	782,922,216	589,863,188	196,908,891	120,687,594	3,341,449,093

-	-	272	1,319	-	-	128

-	-	-	-	-	-	-
20,831,309	10,178,747	23,473,260	12,807,519	24,175,156	9,944,502	262,558,896
2,099,081	-	-	-	-	-	1,381,946
143,672	94,909	244,331	193,752	55,715	36,025	950,944
23,074,062	10,273,656	23,717,863	13,002,590	24,230,871	9,980,527	264,891,914
$415,617,412	$296,751,197	$759,204,353	$576,860,598	$172,678,020	$110,707,067	$3,076,557,179

$626,396,870	$346,920,287	$850,207,650	$588,777,240	$276,328,581	$132,343,514	$3,252,098,722
(210,779,458)	(50,169,090)	(91,003,297)	(11,916,642)	(103,650,561)	(21,636,447)	(175,541,543)
$415,617,412	$296,751,197	$759,204,353	$576,860,598	$172,678,020	$110,707,067	$3,076,557,179
5,940,005	4,260,000	26,500,000	11,850,000	5,600,000	3,190,000	89,050,000
$69.97	$69.66	$28.65	$48.68	$30.84	$34.70	$34.55
$69.93	$69.61	$28.61	$48.64	$30.82	$34.72	$34.52
$457,045,306	$252,054,452	$715,208,717	$524,179,890	$204,639,672	$122,595,149	$2,875,814,927
$20,995,398	$16,261,629	$23,605,206	$13,099,386	$24,187,872	$10,088,682	$264,230,495
$19,788,021	$9,940,458	$23,030,510	$12,705,344	$23,481,665	$9,777,394	$260,639,367

35

Statements of Assets and Liabilities—(continued)
April 30, 2025

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Assets:
Unaffiliated investments in securities, at value(a)	$435,266,419	$447,577,739
Affiliated investments in securities, at value	15,035,402	111,932,197
Receivable for:
Dividends and interest	206,841	488
Securities lending	2,297	9,284
Fund shares sold	2,088,076	-
Total assets	452,599,035	559,519,708
Liabilities:
Due to custodian	639	-
Payable for:
Investments purchased	2,085,972	-
Collateral upon return of securities loaned	14,666,758	111,734,539
Accrued unitary management fees	133,975	131,933
Total liabilities	16,887,344	111,866,472
Net Assets	$435,711,691	$447,653,236
Net assets consist of:
Shares of beneficial interest	$443,322,814	$561,792,219
Distributable earnings (loss)	(7,611,123)	(114,138,983)
Net Assets	$435,711,691	$447,653,236
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,260,000	4,460,000
Net asset value	$69.60	$100.37
Market price	$69.58	$100.31
Unaffiliated investments in securities, at cost	$405,694,315	$511,952,953
Affiliated investments in securities, at cost	$15,035,542	$111,935,712
(a)Includes securities on loan with an aggregate value of:	$14,354,362	$108,200,765
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

37

Statements of Operations
For the year ended April 30, 2025

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Investment income:
Unaffiliated interest income	$120,714	$-	$-	$-
Unaffiliated dividend income	1,200,638,296	820,920	3,931,485	9,868,739
Affiliated dividend income	8,338,800	1,461	6,929	9,989
Non-cash dividend income	-	-	247,213	-
Securities lending income, net	3,487,177	12,592	20,608	28,238
Foreign withholding tax	(329,481)	-	-	-
Total investment income	1,212,255,506	834,973	4,206,235	9,906,966
Expenses:
Unitary management fees	131,224,977	222,644	1,229,113	1,322,323
Less: Waivers	(38,680)	(27)	(132)	(188)
Net expenses	131,186,297	222,617	1,228,981	1,322,135
Net investment income	1,081,069,209	612,356	2,977,254	8,584,831
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(901,771,853)	(72,840)	(7,193,562)	(7,650,961)
Affiliated investment securities	(8,363,865)	(108)	(3,826)	679
Unaffiliated in-kind redemptions	4,639,816,783	7,203,320	41,727,423	716,642
Affiliated in-kind redemptions	1,956,538	-	-	-
Futures contracts	(7,301,958)	-	-	-
Net realized gain (loss)	3,724,335,645	7,130,372	34,530,035	(6,933,640)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,967,398,245)	6,554,300	(25,501,483)	(10,313,185)
Affiliated investment securities	(1,420,369)	(6)	1,527	(139)
Futures contracts	1,186,939	-	-	-
Change in net unrealized appreciation (depreciation)	(1,967,631,675)	6,554,294	(25,499,956)	(10,313,324)
Net realized and unrealized gain (loss)	1,756,703,970	13,684,666	9,030,079	(17,246,964)
Net increase (decrease) in net assets resulting from operations	$2,837,773,179	$14,297,022	$12,007,333	$(8,662,133)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$-	$-	$-	$-	$-	$-	$-
15,106,837	6,108,120	9,722,988	8,875,615	5,829,157	3,340,967	30,833,204
10,925	202,275	24,455	14,409	6,839	2,509	62,201
-	-	-	-	-	-	-
23,150	6,952	25,461	24,567	29,193	6,360	136,534
-	-	-	-	-	-	(132,357)
15,140,912	6,317,347	9,772,904	8,914,591	5,865,189	3,349,836	30,899,582

2,146,677	1,162,399	3,549,242	2,575,096	999,241	450,237	14,173,507
(210)	(139)	(436)	(271)	(131)	(48)	(1,235)
2,146,467	1,162,260	3,548,806	2,574,825	999,110	450,189	14,172,272
12,994,445	5,155,087	6,224,098	6,339,766	4,866,079	2,899,647	16,727,310

3,496,642	745,882	(15,216,589)	(10,173,231)	(20,202,236)	(1,543,191)	(1,990,897)
(2,675)	(110,089)	(4,115)	(3,754)	(3,233)	(1,186)	(16,729)
39,900,702	10,515,544	61,212,256	70,452,723	11,151,216	4,772,400	583,447,672
-	26,782	-	-	-	-	-
-	-	-	-	-	-	-
43,394,669	11,178,119	45,991,552	60,275,738	(9,054,253)	3,228,023	581,440,046

(118,186,761)	25,776,532	(71,258,349)	(27,207,774)	(12,482,018)	8,367,824	(410,642,118)
(323)	(26,709)	1,441	872	1,599	37	671
-	-	-	-	-	-	-
(118,187,084)	25,749,823	(71,256,908)	(27,206,902)	(12,480,419)	8,367,861	(410,641,447)
(74,792,415)	36,927,942	(25,265,356)	33,068,836	(21,534,672)	11,595,884	170,798,599
$(61,797,970)	$42,083,029	$(19,041,258)	$39,408,602	$(16,668,593)	$14,495,531	$187,525,909

39

Statements of Operations—(continued)
For the year ended April 30, 2025

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Investment income:
Unaffiliated dividend income	$10,327,637	$8,015,065
Affiliated dividend income	11,881	14,079
Securities lending income, net	24,732	94,479
Total investment income	10,364,250	8,123,623
Expenses:
Unitary management fees	1,354,463	1,812,140
Less: Waivers	(232)	(276)
Net expenses	1,354,231	1,811,864
Net investment income	9,010,019	6,311,759
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	285,889	(22,576,947)
Affiliated investment securities	(2,423)	(6,365)
In-kind redemptions	7,918,184	47,108,381
Net realized gain	8,201,650	24,525,069
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	50,631,167	(100,825,562)
Affiliated investment securities	(123)	(1,472)
Change in net unrealized appreciation (depreciation)	50,631,044	(100,827,034)
Net realized and unrealized gain (loss)	58,832,694	(76,301,965)
Net increase (decrease) in net assets resulting from operations	$67,842,713	$(69,990,206)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

41

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	2025	2024	2025	2024
Operations:
Net investment income	$1,081,069,209	$777,433,081	$612,356	$694,146
Net realized gain (loss)	3,724,335,645	1,929,198,376	7,130,372	4,278,402
Change in net unrealized appreciation (depreciation)	(1,967,631,675)	2,384,905,305	6,554,294	(812,043)
Net increase (decrease) in net assets resulting from operations	2,837,773,179	5,091,536,762	14,297,022	4,160,505
Distributions to Shareholders from:
Distributable earnings	(1,065,603,915)	(744,638,740)	(632,395)	(658,392)
Shareholder Transactions:
Proceeds from shares sold	35,498,629,375	34,202,609,762	23,299,684	38,263,038
Value of shares repurchased	(21,602,230,545)	(18,219,890,902)	(40,199,527)	(100,379,978)
Net increase (decrease) in net assets resulting from share transactions	13,896,398,830	15,982,718,860	(16,899,843)	(62,116,940)
Net increase (decrease) in net assets	15,668,568,094	20,329,616,882	(3,235,216)	(58,614,827)
Net assets:
Beginning of period	54,081,926,469	33,752,309,587	63,768,906	122,383,733
End of period	$69,750,494,563	$54,081,926,469	$60,533,690	$63,768,906
Changes in Shares Outstanding:
Shares sold	202,570,000	224,970,000	700,000	1,350,000
Shares repurchased	(125,860,000)	(122,060,000)	(1,260,000)	(3,540,000)
Shares outstanding, beginning of period	335,512,663	232,602,663	2,290,001	4,480,001
Shares outstanding, end of period	412,222,663	335,512,663	1,730,001	2,290,001

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)		Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)		Invesco S&P 500® Equal Weight Energy ETF (RSPG)
2025	2024	2025	2024	2025	2024

$2,977,254	$4,660,738	$8,584,831	$15,765,786	$12,994,445	$14,994,148
34,530,035	(32,883,923)	(6,933,640)	38,895,669	43,394,669	46,424,561
(25,499,956)	58,756,448	(10,313,324)	(131,829,781)	(118,187,084)	31,209,462
12,007,333	30,533,263	(8,662,133)	(77,168,326)	(61,797,970)	92,628,171

(2,693,420)	(5,100,846)	(8,981,608)	(16,238,493)	(13,090,321)	(14,294,580)

94,041,376	162,798,282	22,213,735	78,902,823	88,729,825	200,208,152
(318,033,666)	(273,029,887)	(164,819,218)	(655,464,835)	(199,743,709)	(207,356,031)
(223,992,290)	(110,231,605)	(142,605,483)	(576,562,012)	(111,013,884)	(7,147,879)
(214,678,377)	(84,799,188)	(160,249,224)	(669,968,831)	(185,902,175)	71,185,712

406,953,326	491,752,514	430,506,841	1,100,475,672	601,519,587	530,333,875
$192,274,949	$406,953,326	$270,257,617	$430,506,841	$415,617,412	$601,519,587

1,800,000	3,740,000 (a)	730,000	2,280,000 (b)	1,150,000	2,640,000
(6,460,000)	(6,520,000)(a)	(5,300,000)	(20,090,000)(b)	(2,580,000)	(2,880,000)
8,590,000	11,370,000 (a)	13,440,000	31,250,000 (b)	7,370,005	7,610,005
3,930,000	8,590,000 (a)	8,870,000	13,440,000 (b)	5,940,005	7,370,005

43

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco S&P 500® Equal Weight Financials ETF (RSPF)		Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	2025	2024	2025	2024
Operations:
Net investment income	$5,155,087	$5,830,269	$6,224,098	$6,749,311
Net realized gain (loss)	11,178,119	(7,644,600)	45,991,552	35,442,935
Change in net unrealized appreciation (depreciation)	25,749,823	50,650,248	(71,256,908)	(47,322,118)
Net increase (decrease) in net assets resulting from operations	42,083,029	48,835,917	(19,041,258)	(5,129,872)
Distributions to Shareholders from:
Distributable earnings	(5,136,873)	(6,109,368)	(6,281,881)	(6,490,288)
Shareholder Transactions:
Proceeds from shares sold	49,144,624	18,822,339	26,438,069	95,911,368
Value of shares repurchased	(48,846,779)	(110,692,959)	(192,860,953)	(157,523,718)
Net increase (decrease) in net assets resulting from share transactions	297,845	(91,870,620)	(166,422,884)	(61,612,350)
Net increase (decrease) in net assets	37,244,001	(49,144,071)	(191,746,023)	(73,232,510)
Net assets:
Beginning of period	259,507,196	308,651,267	950,950,376	1,024,182,886
End of period	$296,751,197	$259,507,196	$759,204,353	$950,950,376
Changes in Shares Outstanding:
Shares sold	720,000	330,000	840,000	3,280,000 (a)
Shares repurchased	(750,000)	(2,080,000)	(6,310,000)	(5,510,000)(a)
Shares outstanding, beginning of period	4,290,000	6,040,000	31,970,000	34,200,000 (a)
Shares outstanding, end of period	4,260,000	4,290,000	26,500,000	31,970,000 (a)

(a)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)		Invesco S&P 500® Equal Weight Materials ETF (RSPM)		Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
2025	2024	2025	2024	2025	2024

$6,339,766	$6,286,405	$4,866,079	$6,129,623	$2,899,647	$2,840,284
60,275,738	34,902,459	(9,054,253)	(5,207,632)	3,228,023	(4,205,274)
(27,206,902)	75,485,986	(12,480,419)	24,716,810	8,367,861	4,788,537
39,408,602	116,674,850	(16,668,593)	25,638,801	14,495,531	3,423,547

(6,361,638)	(6,341,364)	(4,899,284)	(6,191,494)	(2,929,695)	(3,467,036)

129,589,263	371,645,674	17,562,988	11,701,316	31,346,645	49,610,158
(277,278,711)	(161,360,070)	(107,033,210)	(86,462,332)	(41,286,936)	(43,303,217)
(147,689,448)	210,285,604	(89,470,222)	(74,761,016)	(9,940,291)	6,306,941
(114,642,484)	320,619,090	(111,038,099)	(55,313,709)	1,625,545	6,263,452

691,503,082	370,883,992	283,716,119	339,029,828	109,081,522	102,818,070
$576,860,598	$691,503,082	$172,678,020	$283,716,119	$110,707,067	$109,081,522

2,590,000	8,900,000 (b)	520,000	340,000 (b)	890,000	1,610,000
(5,900,000)	(3,690,000)(b)	(3,130,000)	(2,680,000)(b)	(1,210,000)	(1,400,000)
15,160,000	9,950,000 (b)	8,210,000	10,550,000 (b)	3,510,000	3,300,000
11,850,000	15,160,000 (b)	5,600,000	8,210,000 (b)	3,190,000	3,510,000

45

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco S&P 500® Equal Weight Technology ETF (RSPT)		Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	2025	2024	2025	2024
Operations:
Net investment income	$16,727,310	$18,753,917	$9,010,019	$8,542,051
Net realized gain	581,440,046	190,996,846	8,201,650	1,265,152
Change in net unrealized appreciation (depreciation)	(410,641,447)	549,441,066	50,631,044	(14,485,783)
Net increase (decrease) in net assets resulting from operations	187,525,909	759,191,829	67,842,713	(4,678,580)
Distributions to Shareholders from:
Distributable earnings	(15,891,677)	(19,157,231)	(8,919,734)	(8,958,979)
Shareholder Transactions:
Proceeds from shares sold	876,563,777	1,215,945,884	171,355,192	43,610,322
Value of shares repurchased	(1,729,450,399)	(680,976,590)	(46,284,894)	(153,796,161)
Net increase (decrease) in net assets resulting from share transactions	(852,886,622)	534,969,294	125,070,298	(110,185,839)
Net increase (decrease) in net assets	(681,252,390)	1,275,003,892	183,993,277	(123,823,398)
Net assets:
Beginning of period	3,757,809,569	2,482,805,677	251,718,414	375,541,812
End of period	$3,076,557,179	$3,757,809,569	$435,711,691	$251,718,414
Changes in Shares Outstanding:
Shares sold	23,900,000	41,410,000 (a)	2,570,000	780,000 (b)
Shares repurchased	(48,160,000)	(22,800,000)(a)	(710,000)	(2,880,000)(b)
Shares outstanding, beginning of period	113,310,000	94,700,000 (a)	4,400,000	6,500,000 (b)
Shares outstanding, end of period	89,050,000	113,310,000 (a)	6,260,000	4,400,000 (b)

(a)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a two-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P MidCap 400® GARP ETF (GRPM)
2025	2024

$6,311,759	$2,341,564
24,525,069	38,558,660
(100,827,034)	29,940,030
(69,990,206)	70,840,254

(5,517,030)	(2,384,684)

505,141,588	322,594,529
(370,054,988)	(190,219,253)
135,086,600	132,375,276
59,579,364	200,830,846

388,073,872	187,243,026
$447,653,236	$388,073,872

4,380,000	3,350,000
(3,350,000)	(2,090,000)
3,430,000	2,170,000
4,460,000	3,430,000

47

Financial Highlights
Invesco S&P 500® Equal Weight ETF (RSP)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$161.19	$145.11	$147.48	$148.18	$96.17
Net investment income(a)	2.86	2.70	2.42	2.30	1.93
Net realized and unrealized gain (loss) on investments	7.97	15.95	(2.19)	(0.91)	52.09
Total from investment operations	10.83	18.65	0.23	1.39	54.02
Distributions to shareholders from:
Net investment income	(2.81)	(2.57)	(2.60)	(2.09)	(2.01)
Net asset value at end of year	$169.21	$161.19	$145.11	$147.48	$148.18
Market price at end of year(b)	$169.06	$161.23	$145.10	$147.45	$148.23
Net Asset Value Total Return(c)	6.69%	12.95%	0.30%	0.88%	56.72%
Market Price Total Return(c)	6.56%	12.99%	0.29%	0.86%	56.53%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$69,750,495	$54,081,926	$33,752,310	$32,314,898	$26,605,504
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.65%	1.77%	1.70%	1.48%	1.60%
Portfolio turnover rate(d)	24%	21%	21%	18%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$27.85	$27.32	$30.04	$38.39	$22.73
Net investment income(a)	0.36	0.29	0.34	0.41	0.41
Net realized and unrealized gain (loss) on investments	7.15	0.55	(2.73)(b)	(8.37)	15.60
Total from investment operations	7.51	0.84	(2.39)	(7.96)	16.01
Distributions to shareholders from:
Net investment income	(0.37)	(0.31)	(0.33)	(0.39)	(0.35)
Net asset value at end of year	$34.99	$27.85	$27.32	$30.04	$38.39
Market price at end of year(c)	$34.95	$27.84	$27.33	$30.04	$38.43
Net Asset Value Total Return(d)	27.06%	3.07%	(7.91)%	(20.90)%	70.90%
Market Price Total Return(d)	26.96%	3.00%	(7.88)%	(20.98)%	71.00%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$60,534	$63,769	$122,384	$38,151	$43,000
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.10%	1.03%	1.25%	1.13%	1.36%
Portfolio turnover rate(e)	22%	36%	37%	29%	20%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$47.38	$43.25	$42.68	$49.62	$27.24
Net investment income(b)	0.49	0.46	0.51	0.31	0.19
Net realized and unrealized gain (loss) on investments	1.55	4.18	0.50	(6.93)	22.39
Total from investment operations	2.04	4.64	1.01	(6.62)	22.58
Distributions to shareholders from:
Net investment income	(0.50)	(0.51)	(0.44)	(0.32)	(0.20)
Net asset value at end of year	$48.92	$47.38	$43.25	$42.68	$49.62
Market price at end of year(c)	$48.89	$47.38	$43.24	$42.64	$49.60
Net Asset Value Total Return(d)	4.26%	10.76%	2.52%	(13.40)%	83.19%
Market Price Total Return(d)	4.19%	10.77%	2.59%	(13.44)%	83.29%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$192,275	$406,953	$491,753	$366,164	$973,455
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.97%	1.02%	1.26%	0.62%	0.45%
Portfolio turnover rate(e)	27%	30%	26%	21%	33%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$32.03	$35.22	$34.90	$32.24	$26.73
Net investment income(b)	0.81	0.81	0.73	0.80	0.56
Net realized and unrealized gain (loss) on investments	(1.51)	(3.12)	0.43	2.53	5.60
Total from investment operations	(0.70)	(2.31)	1.16	3.33	6.16
Distributions to shareholders from:
Net investment income	(0.86)	(0.88)	(0.84)	(0.67)	(0.65)
Net asset value at end of year	$30.47	$32.03	$35.22	$34.90	$32.24
Market price at end of year(c)	$30.45	$32.03	$35.21	$34.90	$32.22
Net Asset Value Total Return(d)	(2.21)%	(6.50)%	3.48%	10.51%	23.34%
Market Price Total Return(d)	(2.27)%	(6.49)%	3.48%	10.58%	23.31%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$270,258	$430,507	$1,100,476	$584,627	$477,173
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.60%	2.50%	2.17%	2.46%	1.91%
Portfolio turnover rate(e)	20%	19%	23%	13%	14%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$81.62	$69.69	$65.80	$40.75	$28.05
Net investment income(a)	1.92	2.01	2.50	1.54	0.86
Net realized and unrealized gain (loss) on investments	(11.62)	11.86	4.04	24.84	12.80
Total from investment operations	(9.70)	13.87	6.54	26.38	13.66
Distributions to shareholders from:
Net investment income	(1.95)	(1.94)	(2.65)	(1.33)	(0.96)
Net asset value at end of year	$69.97	$81.62	$69.69	$65.80	$40.75
Market price at end of year(b)	$69.93	$81.60	$69.70	$65.79	$40.80
Net Asset Value Total Return(c)	(12.14)%	20.19%	10.18%	65.91%	50.01%
Market Price Total Return(c)	(12.17)%	20.14%	10.21%	65.68%	50.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$415,617	$601,520	$530,334	$544,185	$156,466
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.42%	2.70%	3.57%	2.92%	2.75%
Portfolio turnover rate(d)	22%	13%	20%	50%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2022, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$60.49	$51.10	$57.58	$59.67	$35.43
Net investment income(a)	1.22	1.19	1.14	1.05	1.05
Net realized and unrealized gain (loss) on investments	9.17	9.46	(6.47)	(2.13)	24.25
Total from investment operations	10.39	10.65	(5.33)	(1.08)	25.30
Distributions to shareholders from:
Net investment income	(1.22)	(1.26)	(1.15)	(1.01)	(1.06)
Net asset value at end of year	$69.66	$60.49	$51.10	$57.58	$59.67
Market price at end of year(b)	$69.61	$60.50	$51.09	$57.53	$59.73
Net Asset Value Total Return(c)	17.21%	21.08%	(9.31)%	(1.90)%	72.61%
Market Price Total Return(c)	17.10%	21.13%	(9.25)%	(2.08)%	72.30%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$296,751	$259,507	$308,651	$483,651	$375,901
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.77%	2.19%	2.04%	1.68%	2.33%
Portfolio turnover rate(d)	19%	16%	25%	17%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$29.75	$29.95	$28.17	$28.05	$21.41
Net investment income(b)	0.21	0.20	0.18	0.18	0.13
Net realized and unrealized gain (loss) on investments	(1.09)	(0.21)	1.78	0.12 (c)	6.64
Total from investment operations	(0.88)	(0.01)	1.96	0.30	6.77
Distributions to shareholders from:
Net investment income	(0.22)	(0.19)	(0.18)	(0.18)	(0.13)
Net asset value at end of year	$28.65	$29.75	$29.95	$28.17	$28.05
Market price at end of year(d)	$28.61	$29.76	$29.95	$28.16	$28.07
Net Asset Value Total Return(e)	(2.99)%	0.02%	7.00%	1.00%	31.76%
Market Price Total Return(e)	(3.16)%	0.05%	7.04%	0.91%	31.66%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$759,204	$950,950	$1,024,183	$901,310	$813,540
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.70%	0.70%	0.64%	0.59%	0.51%
Portfolio turnover rate(f)	23%	21%	26%	22%	20%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$45.61	$37.27	$35.40	$37.05	$21.89
Net investment income(b)	0.49	0.46	0.40	0.30	0.26
Net realized and unrealized gain (loss) on investments	3.07	8.34	1.88	(1.67)	15.17
Total from investment operations	3.56	8.80	2.28	(1.37)	15.43
Distributions to shareholders from:
Net investment income	(0.49)	(0.46)	(0.41)	(0.28)	(0.27)
Net asset value at end of year	$48.68	$45.61	$37.27	$35.40	$37.05
Market price at end of year(c)	$48.64	$45.63	$37.28	$35.39	$37.03
Net Asset Value Total Return(d)	7.80%	23.72%	6.55%	(3.70)%	70.89%
Market Price Total Return(d)	7.66%	23.75%	6.61%	(3.71)%	70.73%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$576,861	$691,503	$370,884	$410,685	$557,591
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.98%	1.11%	1.13%	0.79%	0.89%
Portfolio turnover rate(e)	21%	22%	22%	17%	19%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$34.56	$32.14	$35.85	$33.07	$18.87
Net investment income(b)	0.68	0.68	0.72	0.52	0.50
Net realized and unrealized gain (loss) on investments	(3.72)	2.43	(3.71)	2.80	14.15
Total from investment operations	(3.04)	3.11	(2.99)	3.32	14.65
Distributions to shareholders from:
Net investment income	(0.68)	(0.69)	(0.72)	(0.54)	(0.45)
Net asset value at end of year	$30.84	$34.56	$32.14	$35.85	$33.07
Market price at end of year(c)	$30.82	$34.56	$32.12	$35.85	$33.08
Net Asset Value Total Return(d)	(8.96)%	9.81%	(8.32)%	10.18%	78.45%
Market Price Total Return(d)	(9.02)%	9.85%	(8.34)%	10.11%	78.24%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$172,678	$283,716	$339,030	$573,653	$613,416
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.95%	2.09%	2.18%	1.50%	1.83%
Portfolio turnover rate(e)	26%	18%	22%	15%	18%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$31.08	$31.16	$38.79	$35.09	$25.65
Net investment income(a)	0.91	0.90	0.94	0.57	0.67 (b)
Net realized and unrealized gain (loss) on investments	3.61	0.16	(7.82)	4.04	9.93
Total from investment operations	4.52	1.06	(6.88)	4.61	10.60
Distributions to shareholders from:
Net investment income	(0.90)	(1.14)	(0.75)	(0.91)	(1.16)
Net asset value at end of year	$34.70	$31.08	$31.16	$38.79	$35.09
Market price at end of year(c)	$34.72	$31.08	$31.16	$38.88	$35.12
Net Asset Value Total Return(d)	14.51%	3.43%	(17.78)%	13.20%	42.37%
Market Price Total Return(d)	14.57%	3.43%	(17.98)%	13.37%	42.50%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$110,707	$109,082	$102,818	$172,210	$45,263
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.58%	2.92%	2.85%	1.48%	2.36%(b)
Portfolio turnover rate(e)	14%	15%	26%	19%	21%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.49 and 1.73%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$33.16	$26.22	$25.90	$27.73	$18.32
Net investment income(b)	0.17	0.17	0.18	0.16	0.19
Net realized and unrealized gain (loss) on investments	1.39	6.95	0.32	(1.83)	9.51
Total from investment operations	1.56	7.12	0.50	(1.67)	9.70
Distributions to shareholders from:
Net investment income	(0.17)	(0.18)	(0.18)	(0.16)	(0.29)
Net asset value at end of year	$34.55	$33.16	$26.22	$25.90	$27.73
Market price at end of year(c)	$34.52	$33.16	$26.21	$25.90	$27.72
Net Asset Value Total Return(d)	4.69%	27.23%	1.99%	(6.10)%	53.40%
Market Price Total Return(d)	4.56%	27.27%	1.90%	(6.08)%	53.12%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,076,557	$3,757,810	$2,482,806	$2,175,314	$2,590,019
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.47%	0.57%	0.70%	0.53%	0.81%
Portfolio turnover rate(e)	26%	20%	35%	24%	25%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$57.21	$57.78	$58.48	$54.03	$46.16
Net investment income(b)	1.75	1.56	1.40	1.41	1.35
Net realized and unrealized gain (loss) on investments	12.35	(0.50)	(0.76)	4.37	8.02
Total from investment operations	14.10	1.06	0.64	5.78	9.37
Distributions to shareholders from:
Net investment income	(1.71)	(1.63)	(1.34)	(1.33)	(1.50)
Net asset value at end of year	$69.60	$57.21	$57.78	$58.48	$54.03
Market price at end of year(c)	$69.58	$57.20	$57.79	$58.48	$53.92
Net Asset Value Total Return(d)	24.85%	1.99%	1.11%	10.90%	20.80%
Market Price Total Return(d)	24.83%	1.96%	1.14%	11.15%	20.28%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$435,712	$251,718	$375,542	$333,333	$208,557
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.66%	2.87%	2.42%	2.56%	2.77%
Portfolio turnover rate(e)	19%	10%	11%	15%	10%

(a)	Per share amounts have been adjusted to reflect a two-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights—(continued)
Invesco S&P MidCap 400® GARP ETF (GRPM)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$113.14	$86.29	$85.55	$92.63	$53.10
Net investment income(a)	1.38	0.89	1.13	0.93	0.75
Net realized and unrealized gain (loss) on investments	(12.95)	26.88	0.71	(7.10)	39.56
Total from investment operations	(11.57)	27.77	1.84	(6.17)	40.31
Distributions to shareholders from:
Net investment income	(1.20)	(0.92)	(1.10)	(0.91)	(0.78)
Net asset value at end of year	$100.37	$113.14	$86.29	$85.55	$92.63
Market price at end of year(b)	$100.31	$113.19	$86.28	$85.47	$92.64
Net Asset Value Total Return(c)	(10.33)%	32.36%	2.23%	(6.72)%	76.41%
Market Price Total Return(c)	(10.42)%	32.43%	2.31%	(6.81)%	77.20%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$447,653	$388,074	$187,243	$123,195	$113,933
Ratio to average net assets of:
Expenses	0.35%	0.36%	0.40%	0.40%	0.40%
Net investment income	1.22%	0.92%	1.33%	1.01%	1.06%
Portfolio turnover rate(d)	70%	114%	33%	28%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500® Equal Weight ETF (RSP)	"S&P 500® Equal Weight ETF"
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	"S&P 500® Equal Weight Communication Services ETF"
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	"S&P 500® Equal Weight Consumer Discretionary ETF"
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)	"S&P 500® Equal Weight Consumer Staples ETF"
Invesco S&P 500® Equal Weight Energy ETF (RSPG)	"S&P 500® Equal Weight Energy ETF"
Invesco S&P 500® Equal Weight Financials ETF (RSPF)	"S&P 500® Equal Weight Financials ETF"
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	"S&P 500® Equal Weight Health Care ETF"
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	"S&P 500® Equal Weight Industrials ETF"
Invesco S&P 500® Equal Weight Materials ETF (RSPM)	"S&P 500® Equal Weight Materials ETF"
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	"S&P 500® Equal Weight Real Estate ETF"
Invesco S&P 500® Equal Weight Technology ETF (RSPT)	"S&P 500® Equal Weight Technology ETF"
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	"S&P 500® Equal Weight Utilities ETF"
Invesco S&P MidCap 400® GARP ETF (GRPM)	"S&P MidCap 400® GARP ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index
S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Plus Index
S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index
S&P MidCap 400® GARP ETF	S&P MidCap 400® GARP Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

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Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

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E.
Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively,

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"affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500® Equal Weight ETF	$182,260
S&P 500® Equal Weight Communication Services ETF	1,345
S&P 500® Equal Weight Consumer Discretionary ETF	1,745
S&P 500® Equal Weight Consumer Staples ETF	2,171
S&P 500® Equal Weight Energy ETF	1,567
S&P 500® Equal Weight Financials ETF	750
S&P 500® Equal Weight Health Care ETF	1,431
S&P 500® Equal Weight Industrials ETF	2,232
S&P 500® Equal Weight Materials ETF	2,866
S&P 500® Equal Weight Real Estate ETF	709
S&P 500® Equal Weight Technology ETF	9,076
S&P 500® Equal Weight Utilities ETF	2,441
S&P MidCap 400® GARP ETF	6,755

K.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. The Fund may utilize excess cash or otherwise transfer cash to the broker to satisfy variation margin requirements. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically

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entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include,

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but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investment in Investment Companies Risk. For certain Funds, investing in other investment companies, including ETFs and closed-end funds, subjects such Funds to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the ETF’s or closed-end fund’s shares.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P 500® Equal Weight Communication Services ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

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Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500® Equal Weight ETF	0.20%
S&P 500® Equal Weight Communication Services ETF	0.40%
S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
S&P 500® Equal Weight Consumer Staples ETF	0.40%
S&P 500® Equal Weight Energy ETF	0.40%
S&P 500® Equal Weight Financials ETF	0.40%
S&P 500® Equal Weight Health Care ETF	0.40%
S&P 500® Equal Weight Industrials ETF	0.40%
S&P 500® Equal Weight Materials ETF	0.40%
S&P 500® Equal Weight Real Estate ETF	0.40%
S&P 500® Equal Weight Technology ETF	0.40%
S&P 500® Equal Weight Utilities ETF	0.40%
S&P MidCap 400® GARP ETF	0.35%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended April 30, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Equal Weight ETF	$38,680
S&P 500® Equal Weight Communication Services ETF	27
S&P 500® Equal Weight Consumer Discretionary ETF	132
S&P 500® Equal Weight Consumer Staples ETF	188
S&P 500® Equal Weight Energy ETF	210
S&P 500® Equal Weight Financials ETF	139
S&P 500® Equal Weight Health Care ETF	436
S&P 500® Equal Weight Industrials ETF	271
S&P 500® Equal Weight Materials ETF	131
S&P 500® Equal Weight Real Estate ETF	48
S&P 500® Equal Weight Technology ETF	1,235
S&P 500® Equal Weight Utilities ETF	232
S&P MidCap 400® GARP ETF	276
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the fiscal year ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Equal Weight ETF	$1,359,699
S&P 500® Equal Weight Communication Services ETF	2,845
S&P 500® Equal Weight Consumer Discretionary ETF	6,097
S&P 500® Equal Weight Consumer Staples ETF	8,076
S&P 500® Equal Weight Energy ETF	19,188
S&P 500® Equal Weight Financials ETF	4,304
S&P 500® Equal Weight Health Care ETF	10,181
S&P 500® Equal Weight Industrials ETF	7,955
S&P 500® Equal Weight Materials ETF	5,539
S&P 500® Equal Weight Real Estate ETF	1,696
S&P 500® Equal Weight Technology ETF	58,809
S&P 500® Equal Weight Utilities ETF	8,403
S&P MidCap 400® GARP ETF	45,911
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended April 30, 2025, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
S&P 500® Equal Weight ETF	$118,104,491	$-	$-
S&P 500® Equal Weight Utilities ETF	8,145,064	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,613,620,018	$-	$-	$69,613,620,018
Money Market Funds	85,360,814	3,152,566,780	-	3,237,927,594
Total Investments in Securities	69,698,980,832	3,152,566,780	-	72,851,547,612
Other Investments - Assets(a)
Futures Contracts	1,186,939	-	-	1,186,939
Total Investments	$69,700,167,771	$3,152,566,780	$-	$72,852,734,551
S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,463,064	$-	$-	$60,463,064
Money Market Funds	26,689	8,545,165	-	8,571,854
Total Investments	$60,489,753	$8,545,165	$-	$69,034,918
S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$192,239,236	$-	$-	$192,239,236
Money Market Funds	14,183	13,771,507	-	13,785,690
Total Investments	$192,253,419	$13,771,507	$-	$206,024,926
S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$269,908,640	$-	$-	$269,908,640
Money Market Funds	29,276	22,163,265	-	22,192,541
Total Investments	$269,937,916	$22,163,265	$-	$292,101,181
S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$414,984,099	$-	$-	$414,984,099
Money Market Funds	164,089	20,830,257	-	20,994,346
Total Investments	$415,148,188	$20,830,257	$-	$435,978,445
S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$296,481,354	$-	$-	$296,481,354
Money Market Funds	157,209	10,178,747	-	10,335,956
Total Investments	$296,638,563	$10,178,747	$-	$306,817,310
S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$758,819,867	$-	$-	$758,819,867
Money Market Funds	131,946	23,472,748	-	23,604,694
Total Investments	$758,951,813	$23,472,748	$-	$782,424,561
S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$576,531,236	$-	$-	$576,531,236
Money Market Funds	291,867	12,807,434	-	13,099,301
Total Investments	$576,823,103	$12,807,434	$-	$589,630,537
S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$172,618,410	$-	$-	$172,618,410
Money Market Funds	12,716	24,174,719	-	24,187,435
Total Investments	$172,631,126	$24,174,719	$-	$196,805,845

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	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$110,593,541	$-	$-	$110,593,541
Money Market Funds	144,180	9,944,502	-	10,088,682
Total Investments	$110,737,721	$9,944,502	$-	$120,682,223
S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,075,014,691	$-	$-	$3,075,014,691
Money Market Funds	1,671,599	262,558,099	-	264,229,698
Total Investments	$3,076,686,290	$262,558,099	$-	$3,339,244,389
S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$435,266,419	$-	$-	$435,266,419
Money Market Funds	368,784	14,666,618	-	15,035,402
Total Investments	$435,635,203	$14,666,618	$-	$450,301,821
S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$447,577,739	$-	$-	$447,577,739
Money Market Funds	201,173	111,731,024	-	111,932,197
Total Investments	$447,778,912	$111,731,024	$-	$559,509,936

(a)	Unrealized appreciation (depreciation).
NOTE 6—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
S&P 500® Equal Weight ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$1,186,939
Derivatives not subject to master netting agreements	(1,186,939)
Total Derivative Assets subject to master netting agreements	$-

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only the current day’s variation margin receivable (payable) is reported in the Statement of Assets and Liabilities, if any.
Effect of Derivative Investments for the Fiscal Year Ended April 30, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P 500® Equal Weight ETF
Equity Risk
Realized Gain (Loss):
Futures contracts	$(7,301,958)

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Location of Gain (Loss) on Statements of Operations
S&P 500® Equal Weight ETF
Equity Risk
Change in Net Unrealized Appreciation:
Futures contracts	$1,186,939
Total	$(6,115,019)
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P 500® Equal Weight ETF
Futures contracts	$103,941,958
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
S&P 500® Equal Weight ETF	$1,065,603,915	$744,638,739
S&P 500® Equal Weight Communication Services ETF	632,396	658,392
S&P 500® Equal Weight Consumer Discretionary ETF	2,693,420	5,100,846
S&P 500® Equal Weight Consumer Staples ETF	8,981,608	16,238,493
S&P 500® Equal Weight Energy ETF	13,090,321	14,294,580
S&P 500® Equal Weight Financials ETF	5,136,873	6,109,368
S&P 500® Equal Weight Health Care ETF	6,281,881	6,490,288
S&P 500® Equal Weight Industrials ETF	6,361,638	6,341,364
S&P 500® Equal Weight Materials ETF	4,899,284	6,191,494
S&P 500® Equal Weight Real Estate ETF	2,929,696	3,467,036
S&P 500® Equal Weight Technology ETF	15,891,677	19,157,231
S&P 500® Equal Weight Utilities ETF	8,919,734	8,958,979
S&P MidCap 400® GARP ETF	5,517,030	2,384,684

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P 500® Equal Weight ETF	$48,781,681	$176,891,235	$1,186,939	$(5,826,941,340)	$75,350,576,048	$69,750,494,563
S&P 500® Equal Weight Communication Services ETF	84,461	1,154,402	-	(8,996,403)	68,291,230	60,533,690
S&P 500® Equal Weight Consumer Discretionary ETF	374,345	(24,477,705)	-	(133,371,952)	349,750,261	192,274,949
S&P 500® Equal Weight Consumer Staples ETF	515,203	(61,878,973)	-	(99,502,906)	431,124,293	270,257,617
S&P 500® Equal Weight Energy ETF	603,692	(44,366,377)	-	(167,016,773)	626,396,870	415,617,412
S&P 500® Equal Weight Financials ETF	199,274	38,206,671	-	(88,575,035)	346,920,287	296,751,197
S&P 500® Equal Weight Health Care ETF	369,148	38,954,897	-	(130,327,342)	850,207,650	759,204,353
S&P 500® Equal Weight Industrials ETF	6,712	51,127,472	-	(63,050,826)	588,777,240	576,860,598
S&P 500® Equal Weight Materials ETF	-	(32,657,276)	-	(70,993,285)	276,328,581	172,678,020
S&P 500® Equal Weight Real Estate ETF	5,536	(14,993,546)	-	(6,648,437)	132,343,514	110,707,067
S&P 500® Equal Weight Technology ETF	861,218	194,255,995	-	(370,658,756)	3,252,098,722	3,076,557,179
S&P 500® Equal Weight Utilities ETF	168,121	28,603,697	-	(36,382,941)	443,322,814	435,711,691
S&P MidCap 400® GARP ETF	846,147	(64,778,887)	-	(50,206,243)	561,792,219	447,653,236

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight ETF	$795,845,665	$5,031,095,675	$5,826,941,340
S&P 500® Equal Weight Communication Services ETF	3,258,217	5,738,186	8,996,403
S&P 500® Equal Weight Consumer Discretionary ETF	22,778,926	110,593,026	133,371,952
S&P 500® Equal Weight Consumer Staples ETF	17,860,356	81,642,550	99,502,906
S&P 500® Equal Weight Energy ETF	29,927,273	137,089,500	167,016,773
S&P 500® Equal Weight Financials ETF	18,363,492	70,211,543	88,575,035
S&P 500® Equal Weight Health Care ETF	7,216,664	123,110,678	130,327,342
S&P 500® Equal Weight Industrials ETF	13,321,017	49,729,809	63,050,826
S&P 500® Equal Weight Materials ETF	18,129,274	52,864,011	70,993,285
S&P 500® Equal Weight Real Estate ETF	3,353,725	3,294,712	6,648,437
S&P 500® Equal Weight Technology ETF	91,492,227	279,166,529	370,658,756
S&P 500® Equal Weight Utilities ETF	14,125,264	22,257,677	36,382,941
S&P MidCap 400® GARP ETF	15,729,026	34,477,217	50,206,243

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500® Equal Weight ETF	$16,066,789,460	$16,104,217,325
S&P 500® Equal Weight Communication Services ETF	12,595,906	12,639,831
S&P 500® Equal Weight Consumer Discretionary ETF	82,817,582	83,907,650
S&P 500® Equal Weight Consumer Staples ETF	66,408,216	67,094,977
S&P 500® Equal Weight Energy ETF	128,139,314	120,898,666
S&P 500® Equal Weight Financials ETF	55,174,738	55,033,034
S&P 500® Equal Weight Health Care ETF	204,204,345	204,287,572
S&P 500® Equal Weight Industrials ETF	133,998,426	133,657,364
S&P 500® Equal Weight Materials ETF	65,123,686	65,177,449
S&P 500® Equal Weight Real Estate ETF	16,444,467	15,753,446
S&P 500® Equal Weight Technology ETF	908,001,140	921,987,451
S&P 500® Equal Weight Utilities ETF	63,971,354	63,611,467
S&P MidCap 400® GARP ETF	360,821,909	358,685,369
For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500® Equal Weight ETF	$35,443,488,546	$21,556,152,321
S&P 500® Equal Weight Communication Services ETF	23,273,240	40,191,598
S&P 500® Equal Weight Consumer Discretionary ETF	93,375,488	315,870,933
S&P 500® Equal Weight Consumer Staples ETF	22,149,870	164,440,451
S&P 500® Equal Weight Energy ETF	72,983,615	190,889,596
S&P 500® Equal Weight Financials ETF	48,866,010	48,742,444
S&P 500® Equal Weight Health Care ETF	26,397,302	192,645,428
S&P 500® Equal Weight Industrials ETF	129,431,764	277,281,806
S&P 500® Equal Weight Materials ETF	17,547,842	106,872,227
S&P 500® Equal Weight Real Estate ETF	31,311,002	41,236,314

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	In-kind Purchases	In-kind Sales
S&P 500® Equal Weight Technology ETF	$875,168,788	$1,714,811,855
S&P 500® Equal Weight Utilities ETF	171,020,400	46,215,589
S&P MidCap 400® GARP ETF	504,028,987	370,276,653
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Equal Weight ETF	$6,612,556,259	$(6,434,478,085)	$178,078,174	$72,674,656,377
S&P 500® Equal Weight Communication Services ETF	8,369,800	(7,215,398)	1,154,402	67,880,516
S&P 500® Equal Weight Consumer Discretionary ETF	14,285,948	(38,763,653)	(24,477,705)	230,502,631
S&P 500® Equal Weight Consumer Staples ETF	19,279,417	(81,158,390)	(61,878,973)	353,980,154
S&P 500® Equal Weight Energy ETF	38,752,875	(83,119,252)	(44,366,377)	480,344,822
S&P 500® Equal Weight Financials ETF	57,545,362	(19,338,691)	38,206,671	268,610,639
S&P 500® Equal Weight Health Care ETF	135,733,332	(96,778,435)	38,954,897	743,469,664
S&P 500® Equal Weight Industrials ETF	82,069,066	(30,941,594)	51,127,472	538,503,065
S&P 500® Equal Weight Materials ETF	11,014,613	(43,671,889)	(32,657,276)	229,463,121
S&P 500® Equal Weight Real Estate ETF	5,219,071	(20,212,617)	(14,993,546)	135,675,769
S&P 500® Equal Weight Technology ETF	491,898,409	(297,642,414)	194,255,995	3,144,988,394
S&P 500® Equal Weight Utilities ETF	51,138,366	(22,534,669)	28,603,697	421,698,124
S&P MidCap 400® GARP ETF	21,391,611	(86,170,498)	(64,778,887)	624,288,823
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500® Equal Weight ETF	$-	$(4,630,314,833)	$4,630,314,833
S&P 500® Equal Weight Communication Services ETF	-	(5,708,498)	5,708,498
S&P 500® Equal Weight Consumer Discretionary ETF	-	(41,078,223)	41,078,223
S&P 500® Equal Weight Consumer Staples ETF	-	69,069	(69,069)
S&P 500® Equal Weight Energy ETF	-	(38,683,478)	38,683,478
S&P 500® Equal Weight Financials ETF	-	(10,476,711)	10,476,711
S&P 500® Equal Weight Health Care ETF	-	(60,108,914)	60,108,914
S&P 500® Equal Weight Industrials ETF	-	(68,859,027)	68,859,027
S&P 500® Equal Weight Materials ETF	22,163	(10,981,245)	10,959,082
S&P 500® Equal Weight Real Estate ETF	-	(3,724,486)	3,724,486
S&P 500® Equal Weight Technology ETF	-	(579,502,618)	579,502,618
S&P 500® Equal Weight Utilities ETF	-	(7,830,310)	7,830,310
S&P MidCap 400® GARP ETF	58	(46,718,767)	46,718,709
NOTE 10—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

68

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 11—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

69

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco S&P 500 Equal Weight ETF, Invesco S&P 500 Equal Weight Communication Services ETF, Invesco S&P 500 Equal Weight Consumer Discretionary ETF, Invesco S&P 500 Equal Weight Consumer Staples ETF, Invesco S&P 500 Equal Weight Energy ETF, Invesco S&P 500 Equal Weight Financials ETF, Invesco S&P 500 Equal Weight Health Care ETF, Invesco S&P 500 Equal Weight Industrials ETF, Invesco S&P 500 Equal Weight Materials ETF, Invesco S&P 500 Equal Weight Real Estate ETF, Invesco S&P 500 Equal Weight Technology ETF, Invesco S&P 500 Equal Weight Utilities ETF and Invesco S&P MidCap 400 GARP ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of  Invesco S&P 500 Equal Weight ETF, Invesco S&P 500 Equal Weight Communication Services ETF, Invesco S&P 500 Equal Weight Consumer Discretionary ETF, Invesco S&P 500 Equal Weight Consumer Staples ETF, Invesco S&P 500 Equal Weight Energy ETF, Invesco S&P 500 Equal Weight Financials ETF, Invesco S&P 500 Equal Weight Health Care ETF, Invesco S&P 500 Equal Weight Industrials ETF, Invesco S&P 500 Equal Weight Materials ETF, Invesco S&P 500 Equal Weight Real Estate ETF, Invesco S&P 500 Equal Weight Technology ETF, Invesco S&P 500 Equal Weight Utilities ETF and Invesco S&P MidCap 400 GARP ETF (thirteen of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

70

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P 500® Equal Weight ETF	8%	90%	86%	0%	0%
Invesco S&P 500® Equal Weight Communication Services ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Consumer Staples ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Energy ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Financials ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Health Care ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Industrials ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Materials ETF	0%	100%	91%	0%	0%
Invesco S&P 500® Equal Weight Real Estate ETF	93%	2%	0%	0%	0%
Invesco S&P 500® Equal Weight Technology ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Utilities ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400® GARP ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

71

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays

72

Approval of Investment Advisory Contracts—(continued)
its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses
●
0.07% of the Fund’s average daily net assets for Invesco Dow Jones Industrial Average Dividend ETF;
●
0.20% of the Fund’s average daily net assets for each of Invesco S&P 500® Equal Weight ETF and Invesco S&P 500® Top 50 ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco S&P 500 BuyWrite ETF and Invesco Bloomberg MVP Multi-factor ETF;
●
0.35% of the Fund’s average daily net assets for each of Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® GARP ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF;
●
0.60% of the Fund’s average daily net assets for Invesco NASDAQ Internet ETF; and
●
0.40% of the Fund’s average daily net assets for each other Fund.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF	X		X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF	X		X
Invesco S&P 500® Equal Weight ETF	X		X
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF	X		X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF	X	X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF			X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X

73

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

74

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

75

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPE-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2025
RPG	Invesco S&P 500® Pure Growth ETF
RPV	Invesco S&P 500® Pure Value ETF
XLG	Invesco S&P 500® Top 50 ETF
RFG	Invesco S&P MidCap 400® Pure Growth ETF
RFV	Invesco S&P MidCap 400® Pure Value ETF
RZG	Invesco S&P SmallCap 600® Pure Growth ETF
RZV	Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-5.97%
Live Nation Entertainment, Inc.(b)(c)	196,043	$25,965,895
Meta Platforms, Inc., Class A	27,951	15,345,099
Netflix, Inc.(b)	16,679	18,875,958
TKO Group Holdings, Inc.(c)	170,281	27,740,478
		87,927,430
Consumer Discretionary-21.56%
Airbnb, Inc., Class A(b)(c)	71,965	8,773,973
Booking Holdings, Inc.	4,992	25,455,606
Carnival Corp.(b)	1,385,339	25,407,117
Chipotle Mexican Grill, Inc.(b)(c)	166,982	8,435,931
Deckers Outdoor Corp.(b)(c)	118,520	13,135,572
DoorDash, Inc., Class A(b)	111,246	21,458,241
Expedia Group, Inc.	111,672	17,524,687
Garmin Ltd.	46,425	8,675,440
Hilton Worldwide Holdings, Inc.	89,721	20,230,290
Las Vegas Sands Corp.	309,768	11,359,192
Marriott International, Inc., Class A	73,257	17,477,655
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,487,580	23,845,907
PulteGroup, Inc.	147,349	15,115,060
Ralph Lauren Corp.	68,299	15,363,860
Royal Caribbean Cruises Ltd.	143,257	30,787,362
Tapestry, Inc.	275,482	19,462,803
Tesla, Inc.(b)	43,794	12,356,915
Williams-Sonoma, Inc.(c)	44,019	6,799,615
Wynn Resorts Ltd.(c)	197,486	15,860,101
		317,525,327
Consumer Staples-0.61%
Costco Wholesale Corp.	9,014	8,964,423
Energy-3.82%
Hess Corp.	98,031	12,650,901
Targa Resources Corp.	76,388	13,054,709
Texas Pacific Land Corp.(c)	23,737	30,593,907
		56,299,517
Financials-13.55%
American Express Co.	68,561	18,265,336
Ameriprise Financial, Inc.	30,029	14,144,260
Apollo Global Management, Inc.(c)	172,391	23,527,924
Arch Capital Group Ltd.	192,106	17,420,172
Brown & Brown, Inc.	128,493	14,211,326
Corpay, Inc.(b)	51,329	16,700,917
Discover Financial Services	78,574	14,353,113
Erie Indemnity Co., Class A(c)	36,073	12,936,499
Fiserv, Inc.(b)	72,882	13,451,831
Mastercard, Inc., Class A	19,407	10,636,200
Progressive Corp. (The)	66,049	18,608,645
Synchrony Financial	272,247	14,143,232
Visa, Inc., Class A	32,407	11,196,618
		199,596,073
Health Care-4.93%
Boston Scientific Corp.(b)	117,926	12,131,048
DaVita, Inc.(b)(c)	74,205	10,503,718
Eli Lilly and Co.	9,553	8,587,669
Insulet Corp.(b)(c)	64,115	16,175,573
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	27,777	$14,327,377
ResMed, Inc.	46,116	10,910,584
		72,635,969
Industrials-23.86%
Axon Enterprise, Inc.(b)	47,254	28,980,878
Caterpillar, Inc.	38,167	11,803,908
Cintas Corp.	56,323	11,922,453
Cummins, Inc.	39,892	11,721,865
Dayforce, Inc.(b)(c)	102,529	5,933,353
Delta Air Lines, Inc.	479,112	19,945,433
Eaton Corp. PLC	26,345	7,755,178
GE Vernova, Inc.	41,107	15,243,298
Howmet Aerospace, Inc.	194,024	26,887,846
Hubbell, Inc.	32,183	11,688,222
Ingersoll Rand, Inc.	111,027	8,374,767
Lennox International, Inc.	15,666	8,565,385
Parker-Hannifin Corp.	16,181	9,790,476
Paycom Software, Inc.(c)	65,983	14,937,891
Quanta Services, Inc.	79,659	23,315,393
Republic Services, Inc.	37,824	9,484,368
Trane Technologies PLC	48,023	18,407,696
TransDigm Group, Inc.(c)	9,284	13,118,942
Uber Technologies, Inc.(b)	304,106	24,635,627
United Airlines Holdings, Inc.(b)	372,466	25,633,110
United Rentals, Inc.	30,945	19,540,220
W.W. Grainger, Inc.	9,774	10,011,606
Wabtec Corp.	74,391	13,742,993
		351,440,908
Information Technology-19.57%
Amphenol Corp., Class A	150,672	11,594,210
Arista Networks, Inc.(b)	279,898	23,027,209
Broadcom, Inc.	94,233	18,137,026
CrowdStrike Holdings, Inc., Class A(b)	59,845	25,665,725
Fair Isaac Corp.(b)	9,683	19,266,071
Fortinet, Inc.(b)	282,967	29,360,656
GoDaddy, Inc., Class A(b)	102,379	19,281,037
International Business Machines Corp.	40,122	9,702,302
Motorola Solutions, Inc.	18,713	8,241,018
NVIDIA Corp.	230,492	25,105,189
Oracle Corp.	57,372	8,073,388
Palantir Technologies, Inc., Class A(b)	305,472	36,180,104
Palo Alto Networks, Inc.(b)	58,611	10,956,154
Salesforce, Inc.	22,907	6,155,340
ServiceNow, Inc.(b)	16,846	16,088,098
Super Micro Computer, Inc.(b)(c)	416,220	13,260,769
Tyler Technologies, Inc.(b)	15,170	8,241,861
		288,336,157
Real Estate-1.83%
CBRE Group, Inc., Class A(b)	111,222	13,589,104
Iron Mountain, Inc.	148,869	13,349,083
		26,938,187
Utilities-4.28%
Constellation Energy Corp.	52,923	11,825,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
April 30, 2025
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	197,688	$21,662,651
Vistra Corp.	227,897	29,542,288
		63,030,054
Total Common Stocks & Other Equity Interests (Cost $1,415,029,699)		1,472,694,045
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $493,940)	493,940	493,940
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,415,523,639)		1,473,187,985
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.52%
Invesco Private Government Fund, 4.32%(d)(e)(f)	47,213,890	$47,213,890
Invesco Private Prime Fund, 4.46%(d)(e)(f)	122,518,990	122,543,494
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $169,759,737)		169,757,384
TOTAL INVESTMENTS IN SECURITIES-111.53% (Cost $1,585,283,376)		1,642,945,369
OTHER ASSETS LESS LIABILITIES-(11.53)%		(169,887,660)
NET ASSETS-100.00%		$1,473,057,709

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,705	$20,401,951	$(20,054,716)	$-	$-	$493,940	$30,525
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,575,383	541,342,060	(523,703,553)	-	-	47,213,890	903,869 *
Invesco Private Prime Fund	76,068,511	1,055,703,948	(1,009,221,638)	4,067	(11,394)	122,543,494	2,450,348 *
Total	$105,790,599	$1,617,447,959	$(1,552,979,907)	$4,067	$(11,394)	$170,251,324	$3,384,742

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-5.60%
AT&T, Inc.	363,916	$10,080,473
Comcast Corp., Class A	183,135	6,263,217
Fox Corp., Class A(b)	93,204	4,640,627
Fox Corp., Class B	55,566	2,569,372
Paramount Global, Class B(b)	2,176,680	25,554,223
Verizon Communications, Inc.	159,461	7,025,852
Warner Bros. Discovery, Inc.(c)	1,766,478	15,315,364
		71,449,128
Consumer Discretionary-12.61%
Aptiv PLC (Jersey)(b)(c)	253,853	14,484,852
Best Buy Co., Inc.	145,013	9,670,917
Caesars Entertainment, Inc.(b)(c)	271,446	7,345,329
CarMax, Inc.(b)(c)	192,723	12,463,396
D.R. Horton, Inc.	37,842	4,780,958
Ford Motor Co.	3,296,446	32,997,424
General Motors Co.	675,016	30,537,724
Genuine Parts Co.	60,536	7,116,007
Lennar Corp., Class A	54,504	5,919,679
LKQ Corp.	362,979	13,869,428
MGM Resorts International(b)(c)	237,110	7,459,481
Mohawk Industries, Inc.(c)	134,010	14,251,964
		160,897,159
Consumer Staples-18.29%
Archer-Daniels-Midland Co.	591,620	28,249,855
Bunge Global S.A.	365,545	28,775,702
Conagra Brands, Inc.	376,620	9,306,280
Dollar General Corp.	235,899	22,101,377
Dollar Tree, Inc.(c)	199,572	16,319,002
J.M. Smucker Co. (The)	70,739	8,224,824
Kraft Heinz Co. (The)(b)	597,013	17,373,078
Kroger Co. (The)	352,792	25,475,110
Molson Coors Beverage Co., Class B(b)	285,339	16,415,553
Sysco Corp.	122,089	8,717,155
Target Corp.	78,943	7,633,788
Tyson Foods, Inc., Class A	394,591	24,164,753
Walgreens Boots Alliance, Inc.	1,883,352	20,660,372
		233,416,849
Energy-8.54%
APA Corp.	558,308	8,676,106
Chevron Corp.	41,847	5,693,703
Coterra Energy, Inc.	229,162	5,628,219
Devon Energy Corp.	208,900	6,352,649
Diamondback Energy, Inc.	43,483	5,740,191
EQT Corp.	131,598	6,506,205
Exxon Mobil Corp.	60,947	6,437,832
Marathon Petroleum Corp.	130,683	17,957,151
Occidental Petroleum Corp.	141,817	5,589,008
Phillips 66	175,998	18,314,352
Valero Energy Corp.	190,404	22,104,000
		108,999,416
Financials-16.99%
Allstate Corp. (The)	39,224	7,781,649
American International Group, Inc.	210,767	17,181,726
Assurant, Inc.	36,452	7,025,759
	Shares	Value
Financials-(continued)
Bank of America Corp.	150,756	$6,012,149
Capital One Financial Corp.	46,280	8,342,433
Chubb Ltd.	21,709	6,210,511
Citigroup, Inc.	279,057	19,081,918
Citizens Financial Group, Inc.	279,855	10,323,851
Everest Group Ltd.	45,228	16,229,163
Franklin Resources, Inc.(b)	701,286	13,156,125
Global Payments, Inc.	63,870	4,873,920
Huntington Bancshares, Inc.	353,514	5,136,558
Invesco Ltd.(d)	1,013,011	14,111,243
KeyCorp	327,205	4,855,722
Loews Corp.	182,569	15,852,466
M&T Bank Corp.	32,216	5,468,988
MetLife, Inc.	123,046	9,273,977
Principal Financial Group, Inc.	76,710	5,688,047
Prudential Financial, Inc.	138,201	14,194,625
Regions Financial Corp.	240,045	4,899,319
State Street Corp.	93,737	8,258,230
Travelers Cos., Inc. (The)	25,833	6,823,270
Truist Financial Corp.	155,054	5,944,770
		216,726,419
Health Care-20.22%
Baxter International, Inc.	199,138	6,207,132
Biogen, Inc.(c)	48,655	5,891,147
Cardinal Health, Inc.	142,445	20,126,054
Cencora, Inc.	71,111	20,812,056
Centene Corp.(c)	569,819	34,103,667
Cigna Group (The)	63,694	21,658,508
CVS Health Corp.	656,176	43,773,501
Elevance Health, Inc.	39,381	16,562,861
Henry Schein, Inc.(c)	105,964	6,884,481
Humana, Inc.	89,083	23,361,126
McKesson Corp.	28,619	20,399,337
Molina Healthcare, Inc.(c)	49,325	16,129,768
Universal Health Services, Inc., Class B	51,872	9,184,975
Viatris, Inc.	1,537,918	12,949,270
		258,043,883
Industrials-3.60%
FedEx Corp.	28,041	5,897,863
Huntington Ingalls Industries, Inc.	72,911	16,794,320
Southwest Airlines Co.(b)	348,953	9,756,726
Stanley Black & Decker, Inc.	132,791	7,970,116
Textron, Inc.	78,864	5,549,660
		45,968,685
Information Technology-2.28%
Hewlett Packard Enterprise Co.	663,766	10,766,285
Intel Corp.	448,794	9,020,759
Jabil, Inc.(b)	63,708	9,337,044
		29,124,088
Materials-6.74%
Dow, Inc.	315,592	9,653,959
DuPont de Nemours, Inc.	73,583	4,855,742
Eastman Chemical Co.	65,814	5,067,678
International Paper Co.	111,737	5,104,146
LyondellBasell Industries N.V., Class A	175,309	10,204,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
April 30, 2025
	Shares	Value
Materials-(continued)
Mosaic Co. (The)	997,975	$30,338,440
Nucor Corp.	63,362	7,563,522
Smurfit WestRock PLC	180,492	7,584,274
Steel Dynamics, Inc.	43,410	5,630,711
		86,003,209
Real Estate-1.03%
Alexandria Real Estate Equities, Inc.	88,374	6,421,255
VICI Properties, Inc.	209,011	6,692,532
		13,113,787
Utilities-4.01%
AES Corp. (The)	705,171	7,051,710
Consolidated Edison, Inc.	68,275	7,698,006
Evergy, Inc.	109,769	7,585,038
Eversource Energy	96,186	5,721,143
Exelon Corp.	227,840	10,685,696
PG&E Corp.	326,455	5,393,037
Pinnacle West Capital Corp.(b)	74,324	7,074,158
		51,208,788
Total Common Stocks & Other Equity Interests (Cost $1,434,841,424)		1,274,951,411
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $417,307)	417,307	417,307
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,435,258,731)		1,275,368,718
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.68%
Invesco Private Government Fund, 4.32%(d)(e)(f)	16,575,638	$16,575,638
Invesco Private Prime Fund, 4.46%(d)(e)(f)	43,086,252	43,094,869
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,673,560)		59,670,507
TOTAL INVESTMENTS IN SECURITIES-104.62% (Cost $1,494,932,291)		1,335,039,225
OTHER ASSETS LESS LIABILITIES-(4.62)%		(58,918,919)
NET ASSETS-100.00%		$1,276,120,306

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$32,396,772	$15,644,442	$(37,996,998)	$11,723,088	$(7,656,061)	$14,111,243	$1,559,905
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,100,284	52,901,648	(53,584,625)	-	-	417,307	71,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$25,838,779	$373,953,503	$(383,216,644)	$-	$-	$16,575,638	$1,186,270 *
Invesco Private Prime Fund	66,459,960	845,178,240	(868,533,653)	5,670	(15,348)	43,094,869	3,149,949 *
Total	$125,795,795	$1,287,677,833	$(1,343,331,920)	$11,728,758	$(7,671,409)	$74,199,057	$5,967,937

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-13.95%
Alphabet, Inc., Class A	1,728,750	$274,525,500
Alphabet, Inc., Class C	1,401,190	225,437,459
Comcast Corp., Class A	1,117,875	38,231,325
Meta Platforms, Inc., Class A	648,915	356,254,335
Netflix, Inc.(b)	126,745	143,439,851
Verizon Communications, Inc.	1,247,646	54,971,283
Walt Disney Co. (The)	535,765	48,727,827
		1,141,587,580
Consumer Discretionary-11.29%
Amazon.com, Inc.(b)	2,795,435	515,534,123
Home Depot, Inc. (The)	293,948	105,965,315
McDonald’s Corp.	212,410	67,896,856
Tesla, Inc.(b)	829,207	233,969,047
		923,365,341
Consumer Staples-7.16%
Coca-Cola Co. (The)	1,147,395	83,243,507
Costco Wholesale Corp.	131,456	130,732,992
PepsiCo, Inc.	406,530	55,117,338
Philip Morris International, Inc.	460,859	78,972,798
Procter & Gamble Co. (The)	694,955	112,978,834
Walmart, Inc.	1,285,641	125,028,587
		586,074,056
Energy-2.49%
Chevron Corp.(c)	495,385	67,402,083
Exxon Mobil Corp.	1,290,010	136,263,756
		203,665,839
Financials-11.59%
Bank of America Corp.	1,962,395	78,260,313
Berkshire Hathaway, Inc., Class B(b)	543,097	289,606,475
JPMorgan Chase & Co.	828,225	202,600,399
Mastercard, Inc., Class A	240,346	131,724,029
Visa, Inc., Class A	510,853	176,499,712
Wells Fargo & Co.	974,829	69,222,607
		947,913,535
Health Care-9.71%
Abbott Laboratories	514,090	67,217,268
AbbVie, Inc.	523,108	102,058,371
Danaher Corp.	189,777	37,828,249
Eli Lilly and Co.	233,494	209,899,431
Johnson & Johnson	713,545	111,534,219
Merck & Co., Inc.	749,700	63,874,440
Pfizer, Inc.	1,679,483	40,996,180
Thermo Fisher Scientific, Inc.	113,264	48,590,256
UnitedHealth Group, Inc.(c)	272,665	112,185,288
		794,183,702
Industrials-1.32%
Caterpillar, Inc.	141,661	43,811,497
General Electric Co.	318,137	64,117,331
		107,928,828
	Shares	Value
Information Technology-41.14%
Accenture PLC, Class A (Ireland)	185,266	$55,422,324
Adobe, Inc.(b)	128,949	48,353,296
Advanced Micro Devices, Inc.(b)	480,282	46,755,453
Apple, Inc.	4,452,205	946,093,563
Applied Materials, Inc.	240,416	36,233,095
Broadcom, Inc.	1,389,225	267,384,136
Cisco Systems, Inc.	1,180,323	68,140,047
Microsoft Corp.	2,203,059	870,781,100
NVIDIA Corp.	7,258,120	790,554,430
Oracle Corp.	480,795	67,657,472
QUALCOMM, Inc.	327,682	48,647,670
Salesforce, Inc.	283,653	76,220,398
Texas Instruments, Inc.	269,761	43,175,248
		3,365,418,232
Materials-0.78%
Linde PLC	141,143	63,970,242
Utilities-0.50%
NextEra Energy, Inc.	609,411	40,757,408
Total Common Stocks & Other Equity Interests (Cost $7,894,809,084)		8,174,864,763
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $3,450,520)	3,450,520	3,450,520
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $7,898,259,604)		8,178,315,283
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.08%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,987,552	1,987,552
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,447,040	4,447,929
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,435,851)		6,435,481
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $7,904,695,455)		8,184,750,764
OTHER ASSETS LESS LIABILITIES-(0.05)%		(3,903,591)
NET ASSETS-100.00%		$8,180,847,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,502	$84,408,888	$(82,614,870)	$-	$-	$3,450,520	$115,633
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,448,791	151,254,402	(165,715,641)	-	-	1,987,552	260,883 *
Invesco Private Prime Fund	42,307,255	404,757,843	(442,619,066)	7,872	(5,975)	4,447,929	710,033 *
Total	$60,412,548	$640,421,133	$(690,949,577)	$7,872	$(5,975)	$9,886,001	$1,086,549

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400® Pure Growth ETF (RFG)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Consumer Discretionary-17.12%
Abercrombie & Fitch Co., Class A(b)	33,992	$2,359,725
Chewy, Inc., Class A(b)	89,461	3,354,788
Choice Hotels International, Inc.(c)	11,378	1,434,880
Churchill Downs, Inc.(c)	19,778	1,788,129
Crocs, Inc.(b)	21,102	2,034,655
Grand Canyon Education, Inc.(b)	13,613	2,428,151
H&R Block, Inc.	49,422	2,983,606
Hilton Grand Vacations, Inc.(b)(c)	81,672	2,746,629
Hyatt Hotels Corp., Class A	27,708	3,122,137
Murphy USA, Inc.	6,372	3,176,888
Planet Fitness, Inc., Class A(b)	42,644	4,033,696
Texas Roadhouse, Inc.	23,007	3,818,242
Toll Brothers, Inc.	26,928	2,716,227
TopBuild Corp.(b)	7,761	2,295,393
Travel + Leisure Co.	57,980	2,547,061
Valvoline, Inc.(b)	74,203	2,542,195
Wingstop, Inc.(c)	11,718	3,092,263
		46,474,665
Consumer Staples-4.47%
Coca-Cola Consolidated, Inc.	1,979	2,683,148
e.l.f. Beauty, Inc.(b)(c)	19,153	1,184,996
Pilgrim’s Pride Corp.	75,591	4,125,757
Sprouts Farmers Market, Inc.(b)	24,165	4,132,215
		12,126,116
Energy-5.47%
CNX Resources Corp.(b)(c)	84,144	2,476,358
DT Midstream, Inc.	22,413	2,178,544
Permian Resources Corp.	255,741	3,017,744
Valaris Ltd.(b)(c)	135,717	4,385,016
Viper Energy, Inc.	69,401	2,798,942
		14,856,604
Financials-12.77%
East West Bancorp, Inc.	31,399	2,686,184
Equitable Holdings, Inc.	38,909	1,924,050
Hamilton Lane, Inc., Class A(c)	26,985	4,168,913
Houlihan Lokey, Inc.	8,516	1,380,273
Interactive Brokers Group, Inc., Class A	23,922	4,110,996
Kinsale Capital Group, Inc.	8,466	3,684,911
RenaissanceRe Holdings Ltd. (Bermuda)	18,786	4,544,897
Ryan Specialty Holdings, Inc., Class A	46,644	3,055,648
Shift4 Payments, Inc., Class A(b)(c)	53,547	4,380,145
SLM Corp.	70,639	2,042,173
Western Alliance Bancorporation	38,405	2,677,213
		34,655,403
Health Care-19.07%
Doximity, Inc., Class A(b)	41,659	2,369,564
Ensign Group, Inc. (The)	12,659	1,632,884
Exelixis, Inc.(b)	124,868	4,888,582
Globus Medical, Inc., Class A(b)	70,703	5,074,354
Halozyme Therapeutics, Inc.(b)(c)	69,685	4,280,053
HealthEquity, Inc.(b)	19,818	1,698,799
Hims & Hers Health, Inc.(b)(c)	170,735	5,651,328
Lantheus Holdings, Inc.(b)(c)	41,491	4,329,171
Masimo Corp.(b)(c)	27,132	4,367,167
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)	9,944	$3,066,630
Neurocrine Biosciences, Inc.(b)	20,785	2,238,337
Roivant Sciences Ltd.(b)(c)	576,201	6,695,455
Sarepta Therapeutics, Inc.(b)(c)	42,572	2,656,493
United Therapeutics Corp.(b)	9,307	2,820,859
		51,769,676
Industrials-26.79%
AAON, Inc.	47,865	4,368,639
Acuity, Inc.	8,247	2,009,052
Alaska Air Group, Inc.(b)	68,430	3,029,396
American Airlines Group, Inc.(b)(c)	290,432	2,889,798
Applied Industrial Technologies, Inc.	9,632	2,343,273
BWX Technologies, Inc.	18,666	2,036,834
Carlisle Cos., Inc.	4,452	1,689,445
Chart Industries, Inc.(b)(c)	22,810	3,078,894
Clean Harbors, Inc.(b)	14,458	3,093,145
Comfort Systems USA, Inc.	13,505	5,368,913
Curtiss-Wright Corp.	6,893	2,377,327
EMCOR Group, Inc.	11,000	4,407,700
ESAB Corp.	20,261	2,433,751
ExlService Holdings, Inc.(b)	81,099	3,931,679
Kirby Corp.(b)(c)	30,593	2,948,247
MasTec, Inc.(b)	27,042	3,442,987
Mueller Industries, Inc.	24,294	1,787,067
nVent Electric PLC	33,108	1,817,960
Owens Corning	12,261	1,782,872
Parsons Corp.(b)(c)	34,819	2,327,998
Paylocity Holding Corp.(b)	18,336	3,522,346
RB Global, Inc. (Canada)	36,421	3,667,595
RBC Bearings, Inc.(b)	10,833	3,559,399
Saia, Inc.(b)	3,702	903,288
Tetra Tech, Inc.	56,306	1,756,184
Woodward, Inc.	11,458	2,149,177
		72,722,966
Information Technology-8.47%
AppFolio, Inc., Class A(b)(c)	14,412	2,976,366
Belden, Inc.	17,775	1,832,780
Coherent Corp.(b)	18,848	1,212,304
Commvault Systems, Inc.(b)	18,584	3,105,944
DocuSign, Inc.(b)	35,839	2,929,838
Dynatrace, Inc.(b)	31,094	1,460,485
Fabrinet (Thailand)(b)(c)	9,049	1,855,588
Guidewire Software, Inc.(b)	20,493	4,196,352
Manhattan Associates, Inc.(b)	6,513	1,155,341
Okta, Inc.(b)	20,076	2,251,724
		22,976,722
Materials-5.84%
ATI, Inc.(b)	60,395	3,284,280
Carpenter Technology Corp.	31,854	6,230,961
Eagle Materials, Inc.	13,156	2,978,387
Knife River Corp.(b)	23,214	2,167,723
Louisiana-Pacific Corp.	13,652	1,178,304
		15,839,655
Total Common Stocks & Other Equity Interests (Cost $270,197,412)		271,421,807
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
April 30, 2025
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $44,577)	44,577	$44,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $270,241,989)		271,466,384
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.62%
Invesco Private Government Fund, 4.32%(d)(e)(f)	15,622,482	15,622,482
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	40,353,306	$40,361,377
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,985,929)		55,983,859
TOTAL INVESTMENTS IN SECURITIES-120.64% (Cost $326,227,918)		327,450,243
OTHER ASSETS LESS LIABILITIES-(20.64)%		(56,016,439)
NET ASSETS-100.00%		$271,433,804

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$318,883	$2,733,350	$(3,007,656)	$-	$-	$44,577	$4,655
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,034,642	176,359,264	(173,771,424)	-	-	15,622,482	706,797 *
Invesco Private Prime Fund	33,519,846	347,976,433	(341,132,159)	(306)	(2,437)	40,361,377	1,904,715 *
Total	$46,873,371	$527,069,047	$(517,911,239)	$(306)	$(2,437)	$56,028,436	$2,616,167

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400® Pure Value ETF (RFV)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Consumer Discretionary-27.58%
Aramark	38,062	$1,272,413
AutoNation, Inc.(b)	26,518	4,618,110
Capri Holdings Ltd.(b)(c)	102,442	1,540,728
Gap, Inc. (The)	83,971	1,838,965
Goodyear Tire & Rubber Co. (The)(b)(c)	806,423	8,773,882
Graham Holdings Co., Class B	3,794	3,490,670
Harley-Davidson, Inc.(c)	93,561	2,097,638
Lear Corp.(c)	67,694	5,804,760
Lithia Motors, Inc., Class A	15,419	4,514,066
Macy’s, Inc.(c)	421,148	4,809,510
Marriott Vacations Worldwide Corp.(c)	20,842	1,142,350
Nordstrom, Inc.(c)	188,377	4,547,421
Penske Automotive Group, Inc.(c)	27,792	4,326,381
Polaris, Inc.(c)	40,442	1,373,410
PVH Corp.(c)	33,552	2,314,417
Taylor Morrison Home Corp., Class A(b)	36,527	2,094,823
Thor Industries, Inc.(c)	31,987	2,316,498
Under Armour, Inc., Class A(b)(c)	91,895	525,639
Under Armour, Inc., Class C(b)(c)	63,943	347,850
Visteon Corp.(b)	24,532	1,942,689
Whirlpool Corp.	40,113	3,059,820
		62,752,040
Consumer Staples-5.89%
Albertson’s Cos., Inc., Class A	190,065	4,177,629
Coty, Inc., Class A(b)(c)	218,175	1,101,784
Darling Ingredients, Inc.(b)(c)	52,819	1,700,244
Performance Food Group Co.(b)	48,799	3,936,127
US Foods Holding Corp.(b)	37,952	2,491,928
		13,407,712
Energy-10.46%
Chord Energy Corp.	28,816	2,600,068
Civitas Resources, Inc.(c)	98,175	2,675,269
HF Sinclair Corp.	209,519	6,300,236
Murphy Oil Corp.(c)	105,742	2,170,883
NOV, Inc.(c)	286,847	3,330,294
Ovintiv, Inc.(c)	63,380	2,128,300
PBF Energy, Inc., Class A(c)	267,985	4,603,982
		23,809,032
Financials-14.24%
Ally Financial, Inc.	68,599	2,240,443
Associated Banc-Corp	82,394	1,817,612
Bank OZK	37,351	1,591,153
Brighthouse Financial, Inc.(b)(c)	81,494	4,744,581
CNO Financial Group, Inc.	54,572	2,070,462
Essent Group Ltd.	29,302	1,668,163
F.N.B. Corp.	124,559	1,630,477
First American Financial Corp.	25,049	1,523,230
Hanover Insurance Group, Inc. (The)	9,069	1,506,361
Kemper Corp.	26,925	1,591,806
Old Republic International Corp.	46,448	1,746,445
Prosperity Bancshares, Inc.	17,693	1,201,355
Reinsurance Group of America, Inc.	14,943	2,798,973
Starwood Property Trust, Inc.(c)	70,902	1,360,609
	Shares	Value
Financials-(continued)
Unum Group	31,808	$2,470,209
Valley National Bancorp(c)	283,112	2,434,763
		32,396,642
Health Care-2.24%
Acadia Healthcare Co., Inc.(b)(c)	60,473	1,415,068
Perrigo Co. PLC	143,355	3,687,091
		5,102,159
Industrials-15.15%
AGCO Corp.	27,274	2,313,653
Avis Budget Group, Inc.(b)(c)	34,069	3,155,811
CNH Industrial N.V.	175,349	2,028,788
Concentrix Corp.(c)	200,799	10,252,797
Fluor Corp.(b)	25,420	886,904
GXO Logistics, Inc.(b)(c)	38,427	1,392,595
Insperity, Inc.	21,145	1,374,636
Knight-Swift Transportation Holdings, Inc.	29,388	1,151,128
ManpowerGroup, Inc.	96,607	4,160,864
Maximus, Inc.	19,320	1,293,667
Oshkosh Corp.	24,268	2,032,688
Terex Corp.(c)	46,900	1,650,880
WESCO International, Inc.	16,985	2,767,876
		34,462,287
Information Technology-10.32%
Amkor Technology, Inc.	71,518	1,247,989
Arrow Electronics, Inc.(b)(c)	57,549	6,408,657
Avnet, Inc.(c)	138,601	6,512,861
BILL Holdings, Inc.(b)(c)	40,444	1,843,033
Flex Ltd.(b)	46,689	1,603,300
TD SYNNEX Corp.(c)	52,941	5,865,863
		23,481,703
Materials-8.71%
Amcor PLC	0	2
Ashland, Inc.(c)	21,845	1,188,149
Cleveland-Cliffs, Inc.(b)(c)	626,358	5,161,190
Commercial Metals Co.	33,668	1,499,573
Greif, Inc., Class A(c)	44,838	2,353,098
Olin Corp.(c)	37,808	817,409
Sonoco Products Co.	35,732	1,465,012
United States Steel Corp.(c)	167,684	7,329,468
		19,813,901
Real Estate-0.76%
Kilroy Realty Corp.	54,828	1,727,630
Utilities-4.67%
Black Hills Corp.	23,021	1,401,979
NorthWestern Energy Group, Inc.	32,374	1,885,138
Portland General Electric Co.	37,704	1,588,092
Southwest Gas Holdings, Inc.	21,295	1,537,712
Spire, Inc.	22,004	1,684,186
UGI Corp.(c)	77,316	2,535,192
		10,632,299
Total Common Stocks & Other Equity Interests (Cost $256,295,166)		227,585,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
April 30, 2025
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $129,494)	129,494	$129,494
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $256,424,660)		227,714,899
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.48%
Invesco Private Government Fund, 4.32%(d)(e)(f)	20,672,156	20,672,156
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	50,954,082	$50,964,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,639,058)		71,636,429
TOTAL INVESTMENTS IN SECURITIES-131.56% (Cost $328,063,718)		299,351,328
OTHER ASSETS LESS LIABILITIES-(31.56)%		(71,810,218)
NET ASSETS-100.00%		$227,541,110

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$194,319	$7,960,793	$(8,025,618)	$-	$-	$129,494	$8,276
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,569,449	182,549,079	(172,446,372)	-	-	20,672,156	679,647 *
Invesco Private Prime Fund	27,186,409	384,412,328	(360,628,589)	1,007	(6,882)	50,964,273	1,802,247 *
Total	$37,950,177	$574,922,200	$(541,100,579)	$1,007	$(6,882)	$71,765,923	$2,490,170

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%(a)
Communication Services-3.90%
CarGurus, Inc.(b)	14,255	$398,570
Cinemark Holdings, Inc.(c)	54,212	1,621,481
Cogent Communications Holdings, Inc.(c)	7,644	415,451
Madison Square Garden Sports Corp., Class A(b)	4,252	818,808
QuinStreet, Inc.(b)(c)	33,691	590,266
		3,844,576
Consumer Discretionary-12.70%
Adtalem Global Education, Inc.(b)	14,006	1,487,437
Boot Barn Holdings, Inc.(b)(c)	6,184	645,239
Brinker International, Inc.(b)	6,824	916,463
Cavco Industries, Inc.(b)	2,064	1,019,306
Champion Homes, Inc.(b)	4,886	422,639
Dave & Buster’s Entertainment, Inc.(b)(c)	22,111	424,310
Dorman Products, Inc.(b)	8,338	944,695
Dream Finders Homes, Inc., Class A(b)(c)	33,298	754,533
Frontdoor, Inc.(b)	10,129	416,403
Green Brick Partners, Inc.(b)	15,804	932,278
Installed Building Products, Inc.(c)	3,706	614,566
Kontoor Brands, Inc.	4,106	246,976
Monarch Casino & Resort, Inc.	5,059	395,563
Sabre Corp.(b)(c)	293,985	696,745
Shake Shack, Inc., Class A(b)	9,099	798,346
Six Flags Entertainment Corp.(c)	18,825	647,768
Stride, Inc.(b)(c)	6,563	933,587
XPEL, Inc.(b)(c)(d)	8,109	232,242
		12,529,096
Consumer Staples-4.23%
Cal-Maine Foods, Inc.	14,458	1,349,944
Chefs’ Warehouse, Inc. (The)(b)(c)	26,794	1,526,454
Freshpet, Inc.(b)(c)	13,256	974,846
Interparfums, Inc.	2,917	318,536
		4,169,780
Energy-4.02%
Archrock, Inc.	28,205	663,664
Atlas Energy Solutions, Inc.(c)	45,400	614,262
Cactus, Inc., Class A	19,364	734,670
Core Natural Resources, Inc.(c)	8,692	627,649
Northern Oil and Gas, Inc.(c)	20,757	504,395
Oceaneering International, Inc.(b)	19,222	341,191
Tidewater, Inc.(b)(c)	13,205	477,889
		3,963,720
Financials-15.50%
Acadian Asset Management, Inc.	43,050	1,159,767
Axos Financial, Inc.(b)	18,080	1,147,718
BancFirst Corp.	2,743	323,180
Bancorp, Inc. (The)(b)	15,301	739,191
City Holding Co.(c)	2,742	317,716
Enova International, Inc.(b)	11,128	1,021,439
Goosehead Insurance, Inc., Class A(c)	6,723	653,543
HCI Group, Inc.	7,301	1,068,136
Mercury General Corp.	12,906	715,251
NMI Holdings, Inc., Class A(b)	14,802	535,388
Palomar Holdings, Inc.(b)	13,568	1,967,631
	Shares	Value
Financials-(continued)
Pathward Financial, Inc.	13,827	$1,097,449
Payoneer Global, Inc.(b)	39,719	279,225
PJT Partners, Inc., Class A(c)	4,977	705,291
Preferred Bank(c)	8,329	665,154
PROG Holdings, Inc.	16,884	445,062
ServisFirst Bancshares, Inc.	5,905	420,554
Trupanion, Inc.(b)(c)	24,721	904,789
Virtu Financial, Inc., Class A	12,409	485,812
WisdomTree, Inc.(c)	73,517	639,598
		15,291,894
Health Care-22.77%
ADMA Biologics, Inc.(b)(c)	80,476	1,915,329
ANI Pharmaceuticals, Inc.(b)(c)	7,677	543,685
Arcus Biosciences, Inc.(b)(c)	41,801	365,759
Artivion, Inc.(b)(c)	17,474	413,959
Astrana Health, Inc.(b)(c)	22,968	715,913
BioLife Solutions, Inc.(b)	26,018	627,294
Catalyst Pharmaceuticals, Inc.(b)	55,046	1,337,067
Collegium Pharmaceutical, Inc.(b)(c)	26,003	701,951
Corcept Therapeutics, Inc.(b)(c)	25,524	1,834,665
CorVel Corp.(b)	7,078	769,803
Glaukos Corp.(b)	4,291	404,427
Harmony Biosciences Holdings, Inc.(b)	26,484	780,483
ICU Medical, Inc.(b)	6,180	844,126
Inspire Medical Systems, Inc.(b)(c)	4,959	785,406
Integer Holdings Corp.(b)(c)	4,598	580,773
Krystal Biotech, Inc.(b)(c)	8,295	1,409,155
LeMaitre Vascular, Inc.	8,235	747,244
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Phibro Animal Health Corp., Class A	29,801	554,597
Protagonist Therapeutics, Inc.(b)(c)	40,702	1,864,966
RadNet, Inc.(b)(c)	6,327	331,408
TG Therapeutics, Inc.(b)(c)	50,945	2,318,507
TransMedics Group, Inc.(b)(c)	12,337	1,135,127
UFP Technologies, Inc.(b)(c)	4,998	1,042,283
Vericel Corp.(b)(c)	11,279	428,828
		22,452,755
Industrials-20.60%
AeroVironment, Inc.(b)(c)	3,784	573,352
Apogee Enterprises, Inc.	9,762	387,258
Armstrong World Industries, Inc.	5,912	857,358
AZZ, Inc.	15,646	1,357,447
CSW Industrials, Inc.	2,731	853,383
DXP Enterprises, Inc.(b)	19,034	1,683,748
Dycom Industries, Inc.(b)	5,458	914,488
Enerpac Tool Group Corp.(c)	12,525	505,634
ESCO Technologies, Inc.	3,520	550,704
Federal Signal Corp.	5,902	480,600
GEO Group, Inc. (The)(b)	17,622	551,216
Granite Construction, Inc.(c)	8,178	664,790
Greenbrier Cos., Inc. (The)(c)	21,878	928,065
Griffon Corp.	8,694	592,148
Interface, Inc.	26,918	506,058
Kadant, Inc.(c)	1,475	435,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
April 30, 2025
	Shares	Value
Industrials-(continued)
Moog, Inc., Class A	2,222	$371,629
Mueller Water Products, Inc., Class A	21,944	575,811
OPENLANE, Inc.(b)(c)	48,173	891,682
Powell Industries, Inc.(c)	5,854	1,071,926
Pursuit Attractions and Hospitality, Inc.(b)(c)	25,369	743,058
SkyWest, Inc.(b)	11,281	1,005,927
SPX Technologies, Inc.(b)	6,844	918,123
Sterling Infrastructure, Inc.(b)(c)	4,683	699,781
Trinity Industries, Inc.	32,705	820,895
Verra Mobility Corp., Class A(b)	25,431	554,396
Zurn Elkay Water Solutions Corp.	24,093	818,198
		20,312,800
Information Technology-9.18%
ACI Worldwide, Inc.(b)	16,912	902,424
Agilysys, Inc.(b)(c)	5,566	413,832
Badger Meter, Inc.	3,179	701,987
Box, Inc., Class A(b)	11,898	371,456
CleanSpark, Inc.(b)(c)	76,002	620,936
Clear Secure, Inc., Class A(c)	31,433	775,766
DigitalOcean Holdings, Inc.(b)	13,677	422,619
Impinj, Inc.(b)(c)	7,984	735,566
InterDigital, Inc.(c)	8,120	1,632,120
Itron, Inc.(b)	4,873	542,316
MARA Holdings, Inc.(b)(c)	67,386	900,951
OSI Systems, Inc.(b)(c)	2,790	571,225
Semtech Corp.(b)	6,283	196,344
SPS Commerce, Inc.(b)	1,870	268,364
		9,055,906
Materials-2.82%
Century Aluminum Co.(b)	41,879	687,234
Hawkins, Inc.	6,965	848,198
Sylvamo Corp.	9,876	588,807
Warrior Met Coal, Inc.	13,757	657,860
		2,782,099
Real Estate-4.21%
Curbline Properties Corp.	14,942	342,022
	Shares	Value
Real Estate-(continued)
DiamondRock Hospitality Co.	105,796	$776,543
Essential Properties Realty Trust, Inc.	13,631	438,509
NexPoint Residential Trust, Inc.	9,595	357,702
Outfront Media, Inc.(c)	23,214	351,228
Ryman Hospitality Properties, Inc.(c)	7,457	655,843
Sunstone Hotel Investors, Inc.	72,308	603,049
Xenia Hotels & Resorts, Inc.	59,015	630,280
		4,155,176
Total Common Stocks & Other Equity Interests (Cost $96,435,761)		98,557,802
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(f)(g) (Cost $36,638)	36,638	36,638
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $96,472,399)		98,594,440
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.17%
Invesco Private Government Fund, 4.32%(f)(g)(h)	9,081,744	9,081,744
Invesco Private Prime Fund, 4.46%(f)(g)(h)	23,631,197	23,635,923
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,719,486)		32,717,667
TOTAL INVESTMENTS IN SECURITIES-133.14% (Cost $129,191,885)		131,312,107
OTHER ASSETS LESS LIABILITIES-(33.14)%		(32,683,147)
NET ASSETS-100.00%		$98,628,960

Investment Abbreviations:
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,957,452	$(2,920,814)	$-	$-	$36,638	$2,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,098,838	71,785,149	(70,802,243)	-	-	9,081,744	410,305 *
Invesco Private Prime Fund	20,867,053	133,140,487	(130,369,507)	1,299	(3,409)	23,635,923	1,094,861 *
Total	$28,965,891	$207,883,088	$(204,092,564)	$1,299	$(3,409)	$32,754,305	$1,507,576

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-4.09%
Angi, Inc.(b)(c)	113,465	$1,300,309
IAC, Inc.(b)	39,220	1,370,347
Scholastic Corp.	103,341	1,863,238
Shenandoah Telecommunications Co.(c)	79,887	889,941
TEGNA, Inc.	56,168	911,607
Telephone and Data Systems, Inc.(c)	32,540	1,219,925
		7,555,367
Consumer Discretionary-23.19%
Academy Sports & Outdoors, Inc.	18,806	708,610
Adient PLC(b)	181,485	2,295,785
Advance Auto Parts, Inc.(c)	67,305	2,202,220
American Axle & Manufacturing Holdings, Inc.(b)(c)	376,681	1,438,921
Asbury Automotive Group, Inc.(b)(c)	9,403	2,051,170
Bloomin’ Brands, Inc.(c)	109,100	874,982
BorgWarner, Inc.(c)	69,582	1,974,737
Caleres, Inc.(c)	72,774	1,109,076
Century Communities, Inc.	17,946	978,775
Cracker Barrel Old Country Store, Inc.(c)	29,986	1,280,402
Dana, Inc.	225,536	3,098,865
Foot Locker, Inc.(b)(c)	137,724	1,689,874
Fox Factory Holding Corp.(b)	27,324	554,951
G-III Apparel Group Ltd.(b)	77,511	1,954,827
Guess?, Inc.(c)	140,153	1,576,721
Helen of Troy Ltd.(b)(c)	17,633	491,255
Kohl’s Corp.(c)	258,777	1,733,806
LGI Homes, Inc.(b)(c)	6,697	365,723
MarineMax, Inc.(b)(c)	113,148	2,428,156
Meritage Homes Corp.	7,345	500,488
Monro, Inc.(c)	40,628	566,354
National Vision Holdings, Inc.(b)	155,987	1,926,440
Newell Brands, Inc.	110,979	530,480
PENN Entertainment, Inc.(b)(c)	76,860	1,169,809
Sally Beauty Holdings, Inc.(b)(c)	125,706	1,023,247
Shoe Carnival, Inc.(c)	27,039	469,938
Signet Jewelers Ltd.(c)	7,683	455,602
Sonic Automotive, Inc., Class A	29,547	1,794,094
Standard Motor Products, Inc.	56,149	1,521,638
Topgolf Callaway Brands Corp.(b)(c)	408,222	2,698,347
Upbound Group, Inc.	30,761	612,144
Winnebago Industries, Inc.(c)	22,871	727,755
		42,805,192
Consumer Staples-12.57%
Andersons, Inc. (The)	58,734	2,214,859
B&G Foods, Inc.(c)	464,966	3,203,616
Central Garden & Pet Co.(b)(c)	4,226	141,824
Central Garden & Pet Co., Class A(b)	23,511	695,220
Edgewell Personal Care Co.	33,963	1,037,570
Fresh Del Monte Produce, Inc.	89,344	3,038,589
Grocery Outlet Holding Corp.(b)	69,148	1,160,995
MGP Ingredients, Inc.(c)	17,896	527,395
PriceSmart, Inc.	8,517	864,390
SpartanNash Co.	178,556	3,542,551
TreeHouse Foods, Inc.(b)(c)	46,351	1,079,515
United Natural Foods, Inc.(b)	105,860	2,827,521
	Shares	Value
Consumer Staples-(continued)
Universal Corp.	38,174	$2,224,399
USANA Health Sciences, Inc.(b)	23,040	647,194
		23,205,638
Energy-9.92%
Bristow Group, Inc.(b)	29,717	862,982
Crescent Energy Co., Class A(c)	141,777	1,173,913
CVR Energy, Inc.	87,508	1,650,401
Dorian LPG Ltd.	35,849	767,886
Innovex International, Inc.(b)(c)	118,660	1,791,766
Par Pacific Holdings, Inc.(b)	216,680	3,102,858
Patterson-UTI Energy, Inc.	177,778	1,002,668
Peabody Energy Corp.(c)	95,989	1,184,504
ProPetro Holding Corp.(b)(c)	131,963	657,176
REX American Resources Corp.(b)(c)	15,524	616,613
Talos Energy, Inc.(b)(c)	189,896	1,306,484
Vital Energy, Inc.(b)(c)	82,213	1,165,780
World Kinect Corp.(c)	121,163	3,039,980
		18,323,011
Financials-18.36%
Apollo Commercial Real Estate Finance, Inc.(c)	91,665	858,901
ARMOUR Residential REIT, Inc.(c)	52,724	868,364
Bread Financial Holdings, Inc.	18,624	883,709
Brookline Bancorp, Inc.	60,949	636,308
Capitol Federal Financial, Inc.	123,426	699,825
Eagle Bancorp, Inc.(c)	36,467	654,583
Ellington Financial, Inc.	67,404	878,274
Encore Capital Group, Inc.(b)(c)	14,224	489,306
EZCORP, Inc., Class A(b)(c)	173,028	2,832,468
Franklin BSP Realty Trust, Inc.(c)	58,205	662,373
Genworth Financial, Inc., Class A(b)	395,520	2,713,267
Hilltop Holdings, Inc.	28,528	842,432
Hope Bancorp, Inc.	88,252	879,872
Horace Mann Educators Corp.	16,126	669,874
Jackson Financial, Inc., Class A	12,106	943,178
KKR Real Estate Finance Trust, Inc.	66,668	616,679
Lincoln National Corp.	88,572	2,822,790
Navient Corp.(c)	103,789	1,284,908
New York Mortgage Trust, Inc.(c)	190,600	1,118,822
PennyMac Mortgage Investment Trust	97,531	1,252,298
PRA Group, Inc.(b)	101,199	1,851,942
ProAssurance Corp.(b)	135,156	3,136,971
Ready Capital Corp.(c)	120,509	536,265
Redwood Trust, Inc.(c)	147,385	915,261
Renasant Corp.	22,890	734,082
Simmons First National Corp., Class A	31,620	590,029
SiriusPoint Ltd. (Sweden)(b)	79,871	1,341,833
Stewart Information Services Corp.	9,233	604,577
United Fire Group, Inc., (Acquired 12/15/2021 - 04/16/2025; Cost $1,351,180)(d)	56,859	1,573,289
		33,892,480
Health Care-6.12%
AdaptHealth Corp.(b)(c)	241,236	2,052,918
AMN Healthcare Services, Inc.(b)	105,098	2,147,152
Avanos Medical, Inc.(b)	90,009	1,129,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
April 30, 2025
	Shares	Value
Health Care-(continued)
Enovis Corp.(b)(c)	33,114	$1,145,413
Fortrea Holdings, Inc.(b)(c)	50,734	316,073
Neogen Corp.(b)(c)	73,108	369,195
Owens & Minor, Inc.(b)(c)	174,297	1,230,537
Pacira BioSciences, Inc.(b)(c)	33,466	900,236
Select Medical Holdings Corp.	110,467	2,014,918
		11,306,055
Industrials-10.13%
ABM Industries, Inc.	24,468	1,192,570
Air Lease Corp., Class A	29,181	1,364,504
Allegiant Travel Co.(c)	17,162	805,413
American Woodmark Corp.(b)	9,681	571,179
ArcBest Corp.	6,751	395,068
Astec Industries, Inc.	25,123	910,206
Deluxe Corp.	59,443	867,868
Enviri Corp.(b)(c)	310,297	2,131,740
Healthcare Services Group, Inc.(b)	86,909	1,234,977
Heartland Express, Inc.	64,394	489,394
JetBlue Airways Corp.(b)(c)	345,475	1,506,271
MasterBrand, Inc.(b)(c)	39,087	474,907
Matthews International Corp., Class A(c)	26,046	532,641
MillerKnoll, Inc.	63,722	1,045,041
Resideo Technologies, Inc.(b)(c)	44,795	751,660
Sun Country Airlines Holdings, Inc.(b)(c)	65,642	643,292
Sunrun, Inc.(b)(c)	128,961	888,541
Titan International, Inc.(b)(c)	394,125	2,896,819
		18,702,091
Information Technology-4.67%
Corsair Gaming, Inc.(b)(c)	140,613	995,540
DXC Technology Co.(b)	112,001	1,738,255
Insight Enterprises, Inc.(b)(c)	3,993	552,152
ScanSource, Inc.(b)	40,438	1,334,050
Viasat, Inc.(b)(c)	314,671	2,917,000
Vishay Intertechnology, Inc.(c)	54,000	701,460
Xerox Holdings Corp.(c)	84,902	374,418
		8,612,875
Materials-6.29%
AdvanSix, Inc.	53,436	1,144,599
Celanese Corp.(c)	32,971	1,467,539
Chemours Co. (The)(c)	44,127	546,292
FMC Corp.	18,384	770,657
Kaiser Aluminum Corp.	17,595	1,134,174
Koppers Holdings, Inc.(c)	61,859	1,550,187
Metallus, Inc.(b)(c)	104,195	1,318,067
	Shares	Value
Materials-(continued)
O-I Glass, Inc.(b)(c)	171,474	$2,170,861
Stepan Co.	10,616	536,745
SunCoke Energy, Inc.	107,890	977,483
		11,616,604
Real Estate-4.09%
Cushman & Wakefield PLC(b)	109,496	1,025,978
Global Net Lease, Inc.(c)	139,476	1,053,044
JBG SMITH Properties, (Acquired 03/17/2023 - 04/16/2025; Cost $855,436)(c)(d)	58,138	812,769
Millrose Properties, Inc.(b)(c)	95,729	2,397,054
Safehold, Inc.(c)	65,075	1,024,931
SITE Centers Corp.(c)	104,875	1,241,720
		7,555,496
Utilities-0.41%
MDU Resources Group, Inc.	44,643	765,181
Total Common Stocks & Other Equity Interests (Cost $221,421,665)		184,339,990
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $161,678)	161,678	161,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $221,583,343)		184,501,668
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.99%
Invesco Private Government Fund, 4.32%(e)(f)(g)	15,876,033	15,876,033
Invesco Private Prime Fund, 4.46%(e)(f)(g)	41,328,590	41,336,856
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,215,435)		57,212,889
TOTAL INVESTMENTS IN SECURITIES-130.92% (Cost $278,798,778)		241,714,557
OTHER ASSETS LESS LIABILITIES-(30.92)%		(57,087,507)
NET ASSETS-100.00%		$184,627,050

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Restricted security. The aggregate value of these securities at April 30, 2025 was $2,386,058, which represented 1.29% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,216,325	$(4,054,647)	$-	$-	$161,678	$2,301
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,483,639	116,481,228	(118,088,834)	-	-	15,876,033	794,442 *
Invesco Private Prime Fund	44,969,201	257,564,762	(261,194,500)	2,961	(5,568)	41,336,856	2,137,228 *
Total	$62,452,840	$378,262,315	$(383,337,981)	$2,961	$(5,568)	$57,374,567	$2,933,971

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities
April 30, 2025

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$1,472,694,045	$1,260,840,168	$8,174,864,763
Affiliated investments in securities, at value	170,251,324	74,199,057	9,886,001
Cash	-	2,880	161
Receivable for:
Dividends	256,871	1,102,277	3,714,219
Securities lending	12,237	11,841	555
Investments sold	2,729,130	-	-
Fund shares sold	1,961,909	-	18,339,845
Foreign tax reclaims	-	-	-
Total assets	1,647,905,516	1,336,156,223	8,206,805,544
Liabilities:
Payable for:
Investments purchased	1,949,378	-	18,255,954
Collateral upon return of securities loaned	169,759,737	59,673,560	6,435,851
Fund shares repurchased	2,746,673	-	-
Accrued unitary management fees	392,019	362,357	1,266,566
Total liabilities	174,847,807	60,035,917	25,958,371
Net Assets	$1,473,057,709	$1,276,120,306	$8,180,847,173
Net assets consist of:
Shares of beneficial interest	$2,183,299,192	$2,205,146,413	$8,055,733,232
Distributable earnings (loss)	(710,241,483)	(929,026,107)	125,113,941
Net Assets	$1,473,057,709	$1,276,120,306	$8,180,847,173
Shares outstanding (unlimited amount authorized, $0.01 par value)	37,541,495	14,422,836	178,427,850
Net asset value	$39.24	$88.48	$45.85
Market price	$39.20	$88.40	$45.77
Unaffiliated investments in securities, at cost	$1,415,029,699	$1,416,660,214	$7,894,809,084
Affiliated investments in securities, at cost	$170,253,677	$78,272,077	$9,886,371
(a)Includes securities on loan with an aggregate value of:	$163,065,721	$58,474,350	$6,183,183
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$271,421,807	$227,585,405	$98,557,802	$184,339,990
56,028,436	71,765,923	32,754,305	57,374,567
-	-	-	-

19,924	115,224	60,913	173,191
4,884	6,426	3,203	6,901
2,270,871	1,953,464	-	-
-	-	-	-
1,116	-	-	-
329,747,038	301,426,442	131,376,223	241,894,649

2,251,855	2,181,812	-	-
55,985,929	71,639,058	32,719,486	57,215,435
-	-	-	-
75,450	64,462	27,777	52,164
58,313,234	73,885,332	32,747,263	57,267,599
$271,433,804	$227,541,110	$98,628,960	$184,627,050

$489,624,706	$346,212,285	$228,113,281	$426,061,046
(218,190,902)	(118,671,175)	(129,484,321)	(241,433,996)
$271,433,804	$227,541,110	$98,628,960	$184,627,050
6,130,105	2,090,499	2,140,012	2,000,040
$44.28	$108.85	$46.09	$92.31
$44.26	$108.78	$46.07	$92.27
$270,197,412	$256,295,166	$96,435,761	$221,421,665
$56,030,506	$71,768,552	$32,756,124	$57,377,113
$54,076,115	$69,349,768	$31,745,251	$54,736,953

21

Statements of Operations
For the year ended April 30, 2025

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$9,825,826	$47,552,979	$68,740,293
Affiliated dividend income	30,525	1,631,718	115,633
Securities lending income, net	97,948	128,749	27,024
Foreign withholding tax	-	-	-
Total investment income	9,954,299	49,313,446	68,882,950
Expenses:
Unitary management fees	5,458,350	6,469,016	13,565,917
Less: Waivers	(571)	(1,370)	(2,252)
Net expenses	5,457,779	6,467,646	13,563,665
Net investment income	4,496,520	42,845,800	55,319,285
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	13,531,229	(91,250,236)	(34,752,258)
Affiliated investment securities	(11,394)	(8,813,242)	(5,975)
Unaffiliated in-kind redemptions	325,219,969	292,669,894	896,488,150
Affiliated in-kind redemptions	-	1,141,833	-
Net realized gain	338,739,804	193,748,249	861,729,917
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(140,654,405)	(48,085,195)	(494,864,434)
Affiliated investment securities	4,067	11,728,758	7,872
Change in net unrealized appreciation (depreciation)	(140,650,338)	(36,356,437)	(494,856,562)
Net realized and unrealized gain (loss)	198,089,466	157,391,812	366,873,355
Net increase (decrease) in net assets resulting from operations	$202,585,986	$200,237,612	$422,192,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$2,663,703	$5,515,024	$1,171,294	$3,994,874
4,655	8,276	2,410	2,301
63,663	65,540	41,702	114,423
(4,881)	-	(4,882)	-
2,727,140	5,588,840	1,210,524	4,111,598

1,142,868	962,052	377,932	830,416
(87)	(158)	(42)	(44)
1,142,781	961,894	377,890	830,372
1,584,359	4,626,946	832,634	3,281,226

10,574,857	(9,961,000)	4,680,534	(20,239,396)
(2,437)	(6,882)	(3,409)	(5,568)
10,489,590	34,524,682	3,473,777	33,278,834
-	-	-	-
21,062,010	24,556,800	8,150,902	13,033,870

(41,157,685)	(25,010,391)	(8,885,738)	(25,072,639)
(306)	1,007	1,299	2,961
(41,157,991)	(25,009,384)	(8,884,439)	(25,069,678)
(20,095,981)	(452,584)	(733,537)	(12,035,808)
$(18,511,622)	$4,174,362	$99,097	$(8,754,582)

23

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco S&P 500® Pure Growth ETF (RPG)		Invesco S&P 500® Pure Value ETF (RPV)
	2025	2024	2025	2024
Operations:
Net investment income	$4,496,520	$16,871,290	$42,845,800	$42,352,016
Net realized gain (loss)	338,739,804	110,672,330	193,748,249	(95,105,548)
Change in net unrealized appreciation (depreciation)	(140,650,338)	114,526,934	(36,356,437)	213,521,700
Net increase (decrease) in net assets resulting from operations	202,585,986	242,070,554	200,237,612	160,768,168
Distributions to Shareholders from:
Distributable earnings	(4,461,943)	(18,998,910)	(41,551,692)	(47,768,532)
Shareholder Transactions:
Proceeds from shares sold	783,145,918	141,988,497	796,206,482	569,834,367
Value of shares repurchased	(1,024,773,054)	(802,545,036)	(1,705,666,420)	(1,375,093,997)
Net increase (decrease) in net assets resulting from share transactions	(241,627,136)	(660,556,539)	(909,459,938)	(805,259,630)
Net increase (decrease) in net assets	(43,503,093)	(437,484,895)	(750,774,018)	(692,259,994)
Net assets:
Beginning of year	1,516,560,802	1,954,045,697	2,026,894,324	2,719,154,318
End of year	$1,473,057,709	$1,516,560,802	$1,276,120,306	$2,026,894,324
Changes in Shares Outstanding:
Shares sold	18,820,000	4,260,000 (a)	8,950,000	6,900,000
Shares repurchased	(25,330,000)	(24,310,000)(a)	(18,800,000)	(18,400,000)
Shares outstanding, beginning of year	44,051,495	64,101,495 (a)	24,272,836	35,772,836
Shares outstanding, end of year	37,541,495	44,051,495 (a)	14,422,836	24,272,836

(a)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
2025	2024	2025	2024

$55,319,285	$29,395,182	$1,584,359	$2,244,119
861,729,917	195,783,227	21,062,010	31,704,097
(494,856,562)	483,463,250	(41,157,991)	34,565,807
422,192,640	708,641,659	(18,511,622)	68,514,023

(52,316,387)	(28,946,952)	(1,004,258)	(2,300,627)

5,820,944,698	1,576,782,039	13,866,830	57,723,449
(1,967,644,715)	(492,191,421)	(61,841,083)	(29,522,383)
3,853,299,983	1,084,590,618	(47,974,253)	28,201,066
4,223,176,236	1,764,285,325	(67,490,133)	94,414,462

3,957,670,937	2,193,385,612	338,923,937	244,509,475
$8,180,847,173	$3,957,670,937	$271,433,804	$338,923,937

122,300,000	42,680,000 (b)	280,000	1,190,000 (a)
(41,430,000)	(14,030,000)(b)	(1,290,000)	(750,000)(a)
97,557,850	68,907,850 (b)	7,140,105	6,700,105 (a)
178,427,850	97,557,850 (b)	6,130,105	7,140,105 (a)

25

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	2025	2024	2025	2024
Operations:
Net investment income	$4,626,946	$3,597,349	$832,634	$1,145,552
Net realized gain	24,556,800	20,528,125	8,150,902	3,327,790
Change in net unrealized appreciation (depreciation)	(25,009,384)	17,685,898	(8,884,439)	14,303,945
Net increase (decrease) in net assets resulting from operations	4,174,362	41,811,372	99,097	18,777,287
Distributions to Shareholders from:
Distributable earnings	(4,344,442)	(3,672,032)	(810,046)	(1,339,610)
Shareholder Transactions:
Proceeds from shares sold	92,869,200	200,317,735	18,003,825	466,959
Value of shares repurchased	(164,266,511)	(189,453,936)	(17,575,838)	(6,544,962)
Net increase (decrease) in net assets resulting from share transactions	(71,397,311)	10,863,799	427,987	(6,078,003)
Net increase (decrease) in net assets	(71,567,391)	49,003,139	(282,962)	11,359,674
Net assets:
Beginning of year	299,108,501	250,105,362	98,911,922	87,552,248
End of year	$227,541,110	$299,108,501	$98,628,960	$98,911,922
Changes in Shares Outstanding:
Shares sold	780,000	1,830,000	360,000	10,000 (a)
Shares repurchased	(1,400,000)	(1,790,000)	(360,000)	(150,000)(a)
Shares outstanding, beginning of year	2,710,499	2,670,499	2,140,012	2,280,012 (a)
Shares outstanding, end of year	2,090,499	2,710,499	2,140,012	2,140,012 (a)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
2025	2024

$3,281,226	$2,816,700
13,033,870	17,926,340
(25,069,678)	8,763,315
(8,754,582)	29,506,355

(3,224,473)	(3,018,693)

105,512,263	73,553,737
(131,148,821)	(148,406,608)
(25,636,558)	(74,852,871)
(37,615,613)	(48,365,209)

222,242,663	270,607,872
$184,627,050	$222,242,663

960,000	720,000
(1,200,000)	(1,540,000)
2,240,040	3,060,040
2,000,040	2,240,040

27

Financial Highlights
Invesco S&P 500® Pure Growth ETF (RPG)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$34.43	$30.48	$31.74	$34.53	$23.35
Net investment income(b)	0.11	0.30	0.37	0.02	0.07
Net realized and unrealized gain (loss) on investments	4.82	3.98	(1.26)	(2.81)	11.20
Total from investment operations	4.93	4.28	(0.89)	(2.79)	11.27
Distributions to shareholders from:
Net investment income	(0.12)	(0.33)	(0.37)	(0.00)(c)	(0.09)
Net asset value at end of year	$39.24	$34.43	$30.48	$31.74	$34.53
Market price at end of year(d)	$39.20	$34.43	$30.48	$31.75	$34.54
Net Asset Value Total Return(e)	14.31%	14.15%	(2.74)%	(8.08)%	48.37%
Market Price Total Return(e)	14.19%	14.17%	(2.77)%	(8.10)%	48.40%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,473,058	$1,516,561	$1,954,046	$2,282,336	$2,650,386
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.29%	0.95%	1.20%	0.06%	0.23%
Portfolio turnover rate(f)	64%	86%	78%	45%	56%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Pure Value ETF (RPV)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$83.50	$76.01	$81.61	$76.85	$45.75
Net investment income(a)	2.06	1.78	1.91	1.64	1.31
Net realized and unrealized gain (loss) on investments	5.01	7.70	(5.47)	4.51	31.03
Total from investment operations	7.07	9.48	(3.56)	6.15	32.34
Distributions to shareholders from:
Net investment income	(2.09)	(1.99)	(2.04)	(1.39)	(1.24)
Net asset value at end of year	$88.48	$83.50	$76.01	$81.61	$76.85
Market price at end of year(b)	$88.40	$83.53	$76.00	$81.60	$76.88
Net Asset Value Total Return(c)	8.48%	12.63%	(4.31)%	8.13%	71.67%
Market Price Total Return(c)	8.33%	12.69%	(4.31)%	8.06%	71.32%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,276,120	$2,026,894	$2,719,154	$3,773,241	$2,238,854
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.32%	2.27%	2.42%	2.04%	2.16%
Portfolio turnover rate(d)	42%	39%	45%	32%	46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P 500® Top 50 ETF (XLG)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$40.57	$31.83	$31.41	$31.36	$22.23
Net investment income(b)	0.39	0.37	0.37	0.35	0.37
Net realized and unrealized gain on investments	5.25	8.73	0.42	0.05	9.11
Total from investment operations	5.64	9.10	0.79	0.40	9.48
Distributions to shareholders from:
Net investment income	(0.36)	(0.36)	(0.37)	(0.35)	(0.35)
Net asset value at end of year	$45.85	$40.57	$31.83	$31.41	$31.36
Market price at end of year(c)	$45.77	$40.57	$31.82	$31.38	$31.36
Net Asset Value Total Return(d)	13.89%	28.69%	2.69%	1.21%	42.97%
Market Price Total Return(d)	13.69%	28.73%	2.71%	1.12%	42.85%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$8,180,847	$3,957,671	$2,193,386	$2,139,342	$1,812,843
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.82%	1.00%	1.24%	1.02%	1.36%
Portfolio turnover rate(e)	3%	4%	5%	5%	5%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$47.47	$36.49	$37.33	$45.65	$26.40
Net investment income(b)	0.23	0.35	0.31	0.06	0.00 (c)
Net realized and unrealized gain (loss) on investments	(3.27)	10.99	(0.80)	(8.34)	19.32
Total from investment operations	(3.04)	11.34	(0.49)	(8.28)	19.32
Distributions to shareholders from:
Net investment income	(0.15)	(0.36)	(0.35)	(0.04)	(0.07)
Net asset value at end of year	$44.28	$47.47	$36.49	$37.33	$45.65
Market price at end of year(d)	$44.26	$47.46	$36.48	$37.30	$45.65
Net Asset Value Total Return(e)	(6.46)%	31.21%	(1.27)%	(18.15)%	73.26%
Market Price Total Return(e)	(6.48)%	31.23%	(1.18)%	(18.21)%	72.95%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$271,434	$338,924	$244,509	$283,734	$403,991
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.49%	0.85%	0.84%	0.14%	0.01%
Portfolio turnover rate(f)	77%	89%	81%	83%	73%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$110.35	$93.65	$89.82	$93.56	$46.79
Net investment income(a)	1.98	1.38	1.69	1.75	0.72
Net realized and unrealized gain (loss) on investments	(1.59)	16.77	3.98 (b)	(3.84)	47.07
Total from investment operations	0.39	18.15	5.67	(2.09)	47.79
Distributions to shareholders from:
Net investment income	(1.89)	(1.45)	(1.84)	(1.65)	(1.02)
Net asset value at end of year	$108.85	$110.35	$93.65	$89.82	$93.56
Market price at end of year(c)	$108.78	$110.40	$93.60	$89.63	$93.64
Net Asset Value Total Return(d)	0.26%	19.45%	6.50%	(2.28)%	103.18%
Market Price Total Return(d)	0.15%	19.57%	6.67%	(2.56)%	103.05%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$227,541	$299,109	$250,105	$140,168	$163,779
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.68%	1.31%	1.82%	1.85%	1.07%
Portfolio turnover rate(e)	50%	68%	57%	47%	65%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$46.22	$38.40	$41.35	$52.95	$29.27
Net investment income(b)	0.38	0.52	0.69 (c)	0.22	0.16
Net realized and unrealized gain (loss) on investments	(0.13)	7.91	(2.91)	(11.65)	23.68
Total from investment operations	0.25	8.43	(2.22)	(11.43)	23.84
Distributions to shareholders from:
Net investment income	(0.38)	(0.61)	(0.73)	(0.17)	(0.16)
Net asset value at end of year	$46.09	$46.22	$38.40	$41.35	$52.95
Market price at end of year(d)	$46.07	$46.25	$38.39	$41.29	$52.91
Net Asset Value Total Return(e)	0.47%	22.08%	(5.36)%	(21.63)%	81.63%
Market Price Total Return(e)	0.35%	22.17%	(5.26)%	(21.68)%	81.22%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$98,629	$98,912	$87,552	$109,161	$138,188
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.77%	1.22%	1.72%(c)	0.43%	0.38%
Portfolio turnover rate(f)	70%	81%	72%	80%	79%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 1.43%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$99.21	$88.43	$91.58	$88.82	$43.07
Net investment income(a)	1.47	1.12	1.35	0.90	0.57
Net realized and unrealized gain (loss) on investments	(6.91)	10.88	(3.19)	2.75	45.63
Total from investment operations	(5.44)	12.00	(1.84)	3.65	46.20
Distributions to shareholders from:
Net investment income	(1.46)	(1.22)	(1.31)	(0.89)	(0.45)
Net asset value at end of year	$92.31	$99.21	$88.43	$91.58	$88.82
Market price at end of year(b)	$92.27	$99.27	$88.38	$91.61	$88.87
Net Asset Value Total Return(c)	(5.65)%	13.62%	(1.92)%	4.10%	107.66%
Market Price Total Return(c)	(5.75)%	13.75%	(2.02)%	4.08%	107.44%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$184,627	$222,243	$270,608	$285,718	$337,507
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.38%	1.17%	1.50%	0.95%	0.86%
Portfolio turnover rate(d)	73%	72%	62%	54%	74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500® Pure Growth ETF (RPG)	"S&P 500® Pure Growth ETF"
Invesco S&P 500® Pure Value ETF (RPV)	"S&P 500® Pure Value ETF"
Invesco S&P 500® Top 50 ETF (XLG)	"S&P 500® Top 50 ETF"
Invesco S&P MidCap 400® Pure Growth ETF (RFG)	"S&P MidCap 400® Pure Growth ETF"
Invesco S&P MidCap 400® Pure Value ETF (RFV)	"S&P MidCap 400® Pure Value ETF"
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	"S&P SmallCap 600® Pure Growth ETF"
Invesco S&P SmallCap 600® Pure Value ETF (RZV)	"S&P SmallCap 600® Pure Value ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):
Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

32

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a

33

methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund

34

administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

35

received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500® Pure Growth ETF	$8,377
S&P 500® Pure Value ETF	6,444
S&P 500® Top 50 ETF	1,842
S&P MidCap 400® Pure Growth ETF	5,005
S&P MidCap 400® Pure Value ETF	5,978
S&P SmallCap 600® Pure Growth ETF	3,529
S&P SmallCap 600® Pure Value ETF	9,366

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s

36

rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P 500® Top 50 ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

37

of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P MidCap 400® Pure Growth ETF	0.35%
S&P MidCap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended April 30, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Pure Growth ETF	$571
S&P 500® Pure Value ETF	1,370
S&P 500® Top 50 ETF	2,252
S&P MidCap 400® Pure Growth ETF	87
S&P MidCap 400® Pure Value ETF	158
S&P SmallCap 600® Pure Growth ETF	42
S&P SmallCap 600® Pure Value ETF	44
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Pure Growth ETF	$37,166
S&P 500® Pure Value ETF	100,205
S&P 500® Top 50 ETF	21,544
S&P MidCap 400® Pure Growth ETF	33,932
S&P MidCap 400® Pure Value ETF	58,184
S&P SmallCap 600® Pure Growth ETF	24,335
S&P SmallCap 600® Pure Value ETF	74,073
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is

38

made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended April 30, 2025, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
S&P 500® Pure Growth ETF	$25,185,320	$-	$-
S&P MidCap 400® Pure Growth ETF	-	9,472,522	4,485,652

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,472,694,045	$-	$-	$1,472,694,045
Money Market Funds	493,940	169,757,384	-	170,251,324
Total Investments	$1,473,187,985	$169,757,384	$-	$1,642,945,369
S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,274,951,411	$-	$-	$1,274,951,411
Money Market Funds	417,307	59,670,507	-	60,087,814
Total Investments	$1,275,368,718	$59,670,507	$-	$1,335,039,225
S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,174,864,763	$-	$-	$8,174,864,763
Money Market Funds	3,450,520	6,435,481	-	9,886,001
Total Investments	$8,178,315,283	$6,435,481	$-	$8,184,750,764
S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$271,421,807	$-	$-	$271,421,807
Money Market Funds	44,577	55,983,859	-	56,028,436
Total Investments	$271,466,384	$55,983,859	$-	$327,450,243

39

	Level 1	Level 2	Level 3	Total
S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,585,405	$-	$-	$227,585,405
Money Market Funds	129,494	71,636,429	-	71,765,923
Total Investments	$227,714,899	$71,636,429	$-	$299,351,328
S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$98,557,802	$-	$0	$98,557,802
Money Market Funds	36,638	32,717,667	-	32,754,305
Total Investments	$98,594,440	$32,717,667	$0	$131,312,107
S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$184,339,990	$-	$-	$184,339,990
Money Market Funds	161,678	57,212,889	-	57,374,567
Total Investments	$184,501,668	$57,212,889	$-	$241,714,557
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
S&P 500® Pure Growth ETF	$4,461,943	$18,998,910
S&P 500® Pure Value ETF	41,551,692	47,768,532
S&P 500® Top 50 ETF	52,316,387	28,946,952
S&P MidCap 400® Pure Growth ETF	1,004,258	2,300,627
S&P MidCap 400® Pure Value ETF	4,344,442	3,672,032
S&P SmallCap 600® Pure Growth ETF	810,046	1,339,610
S&P SmallCap 600® Pure Value ETF	3,224,473	3,018,693

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P 500® Pure Growth ETF	$34,577	$57,641,068	$(767,917,128)	$2,183,299,192	$1,473,057,709
S&P 500® Pure Value ETF	1,294,108	(160,948,809)	(769,371,406)	2,205,146,413	1,276,120,306
S&P 500® Top 50 ETF	5,249,646	278,787,365	(158,923,070)	8,055,733,232	8,180,847,173
S&P MidCap 400® Pure Growth ETF	580,101	1,034,941	(219,805,944)	489,624,706	271,433,804
S&P MidCap 400® Pure Value ETF	282,504	(30,308,666)	(88,645,013)	346,212,285	227,541,110
S&P SmallCap 600® Pure Growth ETF	14,624	2,067,437	(131,566,382)	228,113,281	98,628,960
S&P SmallCap 600® Pure Value ETF	63,723	(38,324,389)	(203,173,330)	426,061,046	184,627,050
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$434,176,054	$333,741,074	$767,917,128
S&P 500® Pure Value ETF	316,511,937	452,859,469	769,371,406
S&P 500® Top 50 ETF	58,240,197	100,682,873	158,923,070

40

	No expiration
	Short-Term	Long-Term	Total*
S&P MidCap 400® Pure Growth ETF	$159,431,103	$60,374,841	$219,805,944
S&P MidCap 400® Pure Value ETF	47,369,016	41,275,997	88,645,013
S&P SmallCap 600® Pure Growth ETF	99,409,674	32,156,708	131,566,382
S&P SmallCap 600® Pure Value ETF	97,768,441	105,404,889	203,173,330

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500® Pure Growth ETF	$996,602,552	$1,001,461,672
S&P 500® Pure Value ETF	772,974,366	769,634,763
S&P 500® Top 50 ETF	220,697,757	204,827,236
S&P MidCap 400® Pure Growth ETF	251,010,427	250,244,826
S&P MidCap 400® Pure Value ETF	137,215,675	136,090,464
S&P SmallCap 600® Pure Growth ETF	75,818,030	75,644,370
S&P SmallCap 600® Pure Value ETF	172,242,254	171,740,260
For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500® Pure Growth ETF	$789,402,492	$1,025,806,774
S&P 500® Pure Value ETF	793,323,823	1,703,200,610
S&P 500® Top 50 ETF	5,798,210,545	1,960,763,634
S&P MidCap 400® Pure Growth ETF	13,876,144	61,841,191
S&P MidCap 400® Pure Value ETF	92,579,288	164,485,325
S&P SmallCap 600® Pure Growth ETF	18,002,224	17,567,260
S&P SmallCap 600® Pure Value ETF	105,352,341	131,142,798
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Pure Growth ETF	$179,297,100	$(121,656,032)	$57,641,068	$1,585,304,301
S&P 500® Pure Value ETF	64,216,394	(225,165,203)	(160,948,809)	1,495,988,034
S&P 500® Top 50 ETF	513,703,239	(234,915,874)	278,787,365	7,905,963,399
S&P MidCap 400® Pure Growth ETF	29,841,529	(28,806,588)	1,034,941	326,415,302
S&P MidCap 400® Pure Value ETF	13,641,584	(43,950,250)	(30,308,666)	329,659,994
S&P SmallCap 600® Pure Growth ETF	13,390,870	(11,323,433)	2,067,437	129,244,670
S&P SmallCap 600® Pure Value ETF	7,112,028	(45,436,417)	(38,324,389)	280,038,946

41

NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500® Pure Growth ETF	$-	$(325,179,792)	$325,179,792
S&P 500® Pure Value ETF	-	(292,424,570)	292,424,570
S&P 500® Top 50 ETF	-	(895,226,351)	895,226,351
S&P MidCap 400® Pure Growth ETF	-	(9,496,976)	9,496,976
S&P MidCap 400® Pure Value ETF	-	(33,246,818)	33,246,818
S&P SmallCap 600® Pure Growth ETF	(984)	(3,440,202)	3,441,186
S&P SmallCap 600® Pure Value ETF	751	(32,473,502)	32,472,751
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

42

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco S&P 500 Pure Growth ETF, Invesco S&P 500 Pure Value ETF, Invesco S&P 500 Top 50 ETF, Invesco S&P MidCap 400 Pure Growth ETF, Invesco S&P MidCap 400 Pure Value ETF, Invesco S&P SmallCap 600 Pure Growth ETF and Invesco S&P SmallCap 600 Pure Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P 500 Pure Growth ETF, Invesco S&P 500 Pure Value ETF, Invesco S&P 500 Top 50 ETF, Invesco S&P MidCap 400 Pure Growth ETF, Invesco S&P MidCap 400 Pure Value ETF, Invesco S&P SmallCap 600 Pure Growth ETF and Invesco S&P SmallCap 600 Pure Value ETF (seven of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

43

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P 500® Pure Growth ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Pure Value ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Top 50 ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400® Pure Growth ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400® Pure Value ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap 600® Pure Growth ETF	8%	92%	84%	0%	0%
Invesco S&P SmallCap 600® Pure Value ETF	5%	95%	94%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

44

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays

45

Approval of Investment Advisory Contracts—(continued)
its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses
●
0.07% of the Fund’s average daily net assets for Invesco Dow Jones Industrial Average Dividend ETF;
●
0.20% of the Fund’s average daily net assets for each of Invesco S&P 500® Equal Weight ETF and Invesco S&P 500® Top 50 ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco S&P 500 BuyWrite ETF and Invesco Bloomberg MVP Multi-factor ETF;
●
0.35% of the Fund’s average daily net assets for each of Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® GARP ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF;
●
0.60% of the Fund’s average daily net assets for Invesco NASDAQ Internet ETF; and
●
0.40% of the Fund’s average daily net assets for each other Fund.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF	X		X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF	X		X
Invesco S&P 500® Equal Weight ETF	X		X
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF	X		X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF	X	X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF			X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X

46

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

47

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

48

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPS-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2025
PYZ	Invesco Dorsey Wright Basic Materials Momentum ETF
PEZ	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PSL	Invesco Dorsey Wright Consumer Staples Momentum ETF
PXI	Invesco Dorsey Wright Energy Momentum ETF
PFI	Invesco Dorsey Wright Financial Momentum ETF
PTH	Invesco Dorsey Wright Healthcare Momentum ETF
PRN	Invesco Dorsey Wright Industrials Momentum ETF
PTF	Invesco Dorsey Wright Technology Momentum ETF
PUI	Invesco Dorsey Wright Utilities Momentum ETF
PNQI	Invesco NASDAQ Internet ETF

2

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aluminum-3.82%
Alcoa Corp.(b)	30,772	$754,837
Century Aluminum Co.(b)(c)	61,763	1,013,531
		1,768,368
Automotive Retail-1.68%
Valvoline, Inc.(c)	22,678	776,948
Coal & Consumable Fuels-1.88%
Uranium Energy Corp.(b)(c)	166,020	871,605
Commodity Chemicals-3.75%
Cabot Corp.	10,558	829,225
Hawkins, Inc.	7,443	906,409
		1,735,634
Diversified Metals & Mining-2.32%
MP Materials Corp.(b)(c)	43,913	1,074,112
Fertilizers & Agricultural Chemicals-13.13%
CF Industries Holdings, Inc.	20,328	1,593,105
Corteva, Inc.	29,153	1,807,194
FMC Corp.	23,427	982,060
Mosaic Co. (The)	36,322	1,104,189
Scotts Miracle-Gro Co. (The)	11,770	592,973
		6,079,521
Forest Products-2.05%
Louisiana-Pacific Corp.	10,990	948,547
Gold-7.37%
Coeur Mining, Inc.(b)(c)	160,886	892,917
Newmont Corp.	25,448	1,340,601
Royal Gold, Inc.	6,453	1,179,028
		3,412,546
Industrial Gases-6.92%
Air Products and Chemicals, Inc.	3,635	985,412
Linde PLC	4,894	2,218,108
		3,203,520
Industrial Machinery & Supplies & Components-1.61%
Worthington Enterprises, Inc.(b)	14,720	745,274
Paper & Plastic Packaging Products & Materials-7.18%
Avery Dennison Corp.	13,119	2,244,792
International Paper Co.	23,677	1,081,565
		3,326,357
Paper Products-1.87%
Sylvamo Corp.	14,562	868,186
Silver-2.64%
Hecla Mining Co.(b)	214,254	1,225,533
Specialty Chemicals-24.79%
Avient Corp.(b)	26,381	878,751
Balchem Corp.	5,684	889,830
Celanese Corp.(b)	17,330	771,358
	Shares	Value
Specialty Chemicals-(continued)
DuPont de Nemours, Inc.	13,159	$868,362
Eastman Chemical Co.(b)	17,743	1,366,211
Ecolab, Inc.	4,711	1,184,487
Element Solutions, Inc.	42,151	860,302
Ingevity Corp.(b)(c)	13,179	434,643
International Flavors & Fragrances, Inc.	12,514	981,849
Minerals Technologies, Inc.	8,063	415,970
NewMarket Corp.	1,572	967,252
RPM International, Inc.	10,895	1,163,041
Sensient Technologies Corp.	7,465	701,337
		11,483,393
Steel-17.99%
ATI, Inc.(c)	21,739	1,182,167
Carpenter Technology Corp.	12,880	2,519,457
Nucor Corp.	11,671	1,393,167
Reliance, Inc.(b)	5,814	1,675,769
Steel Dynamics, Inc.	7,948	1,030,935
SunCoke Energy, Inc.(b)	58,776	532,511
		8,334,006
Timber REITs-0.99%
PotlatchDeltic Corp.	11,922	457,686
Total Common Stocks & Other Equity Interests (Cost $42,749,237)		46,311,236
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $130,424)	130,424	130,424
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $42,879,661)		46,441,660
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.73%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,023,918	2,023,918
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,261,167	5,262,219
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,286,243)		7,286,137
TOTAL INVESTMENTS IN SECURITIES-116.00% (Cost $50,165,904)		53,727,797
OTHER ASSETS LESS LIABILITIES-(16.00)%		(7,412,022)
NET ASSETS-100.00%		$46,315,775

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$115,756	$1,304,830	$(1,290,162)	$-	$-	$130,424	$7,405
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,643,560	36,663,605	(37,283,247)	-	-	2,023,918	99,295 *
Invesco Private Prime Fund	4,474,692	80,991,937	(80,204,065)	331	(676)	5,262,219	266,216 *
Total	$7,234,008	$118,960,372	$(118,777,474)	$331	$(676)	$7,416,561	$372,916

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Apparel Retail-3.09%
Urban Outfitters, Inc.(b)(c)	29,861	$1,576,064
Apparel, Accessories & Luxury Goods-6.77%
Ralph Lauren Corp.	7,581	1,705,346
Tapestry, Inc.	24,721	1,746,539
		3,451,885
Automotive Parts & Equipment-0.89%
Luminar Technologies, Inc.(b)(c)	116,338	454,882
Automotive Retail-10.16%
Asbury Automotive Group, Inc.(b)(c)	4,123	899,391
Group 1 Automotive, Inc.(c)	3,768	1,520,878
O’Reilly Automotive, Inc.(b)	1,951	2,761,055
		5,181,324
Broadline Retail-5.33%
Amazon.com, Inc.(b)	9,502	1,752,359
Groupon, Inc.(b)(c)	53,144	967,752
		2,720,111
Cable & Satellite-1.77%
EchoStar Corp., Class A(b)(c)	40,259	905,022
Casinos & Gaming-1.65%
Light & Wonder, Inc.(b)(c)	9,854	841,334
Consumer Electronics-3.21%
Garmin Ltd.	8,756	1,636,234
Consumer Staples Merchandise Retail-3.24%
Walmart, Inc.	16,989	1,652,180
Diversified Support Services-1.41%
OPENLANE, Inc.(b)	38,730	716,892
Education Services-1.55%
Graham Holdings Co., Class B	859	790,323
Health Care Distributors-7.33%
Cardinal Health, Inc.	14,245	2,012,676
McKesson Corp.	2,423	1,727,090
		3,739,766
Home Furnishings-3.83%
Somnigroup International, Inc.(c)	31,985	1,953,004
Homebuilding-4.52%
Cavco Industries, Inc.(b)	2,183	1,078,075
Champion Homes, Inc.(b)	14,211	1,229,251
		2,307,326
Homefurnishing Retail-2.90%
Williams-Sonoma, Inc.	9,591	1,481,522
Hotels, Resorts & Cruise Lines-15.03%
Booking Holdings, Inc.	331	1,687,862
Expedia Group, Inc.	7,277	1,141,980
Hilton Worldwide Holdings, Inc.	6,461	1,456,826
Marriott International, Inc., Class A	5,871	1,400,703
Royal Caribbean Cruises Ltd.(c)	9,212	1,979,751
		7,667,122
	Shares	Value
Interactive Home Entertainment-2.75%
Take-Two Interactive Software, Inc.(b)	6,015	$1,403,420
Leisure Facilities-4.80%
Life Time Group Holdings, Inc.(b)(c)	37,089	1,137,149
Planet Fitness, Inc., Class A(b)	13,840	1,309,125
		2,446,274
Movies & Entertainment-9.15%
Liberty Media Corp.-Liberty Formula One(b)	17,404	1,543,213
Netflix, Inc.(b)	1,877	2,124,238
Warner Bros. Discovery, Inc.(b)	115,506	1,001,437
		4,668,888
Other Specialty Retail-3.27%
Chewy, Inc., Class A(b)	44,526	1,669,725
Restaurants-7.29%
Cheesecake Factory, Inc. (The)(c)	20,001	1,007,450
DoorDash, Inc., Class A(b)	9,802	1,890,708
Portillo’s, Inc., Class A(b)(c)	79,623	823,302
		3,721,460
Total Common Stocks & Other Equity Interests (Cost $49,371,174)		50,984,758
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $136,511)	136,511	136,511
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $49,507,685)		51,121,269
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.47%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,487,712	4,487,712
Invesco Private Prime Fund, 4.46%(d)(e)(f)	7,996,981	7,998,580
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,486,524)		12,486,292
TOTAL INVESTMENTS IN SECURITIES-124.68% (Cost $61,994,209)		63,607,561
OTHER ASSETS LESS LIABILITIES-(24.68)%		(12,591,081)
NET ASSETS-100.00%		$51,016,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$105,604	$937,970	$(907,063)	$-	$-	$136,511	$6,059
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,783,981	58,063,826	(57,360,095)	-	-	4,487,712	131,067 *
Invesco Private Prime Fund	9,731,710	109,346,427	(111,079,014)	225	(768)	7,998,580	345,870 *
Total	$13,621,295	$168,348,223	$(169,346,172)	$225	$(768)	$12,622,803	$482,996

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Agricultural Products & Services-3.26%
Fresh Del Monte Produce, Inc.	39,177	$1,332,410
Ingredion, Inc.	12,484	1,658,125
		2,990,535
Brewers-2.34%
Molson Coors Beverage Co., Class B(b)	37,323	2,147,192
Consumer Staples Merchandise Retail-7.15%
BJ’s Wholesale Club Holdings, Inc.(c)	26,756	3,145,435
Costco Wholesale Corp.	3,426	3,407,157
		6,552,592
Education Services-15.69%
Adtalem Global Education, Inc.(b)(c)	19,081	2,026,402
Bright Horizons Family Solutions, Inc.(c)	11,108	1,393,165
Grand Canyon Education, Inc.(c)	10,704	1,909,273
Laureate Education, Inc., Class A(c)	77,478	1,554,984
Perdoceo Education Corp.	60,358	1,516,193
Strategic Education, Inc.	14,785	1,206,160
Stride, Inc.(b)(c)	22,666	3,224,239
Universal Technical Institute, Inc.(b)(c)	55,204	1,549,024
		14,379,440
Food Distributors-9.38%
Andersons, Inc. (The)	29,905	1,127,718
Chefs’ Warehouse, Inc. (The)(b)(c)	37,103	2,113,758
Performance Food Group Co.(b)(c)	17,841	1,439,055
United Natural Foods, Inc.(c)	49,574	1,324,121
US Foods Holding Corp.(c)	39,432	2,589,105
		8,593,757
Food Retail-10.50%
Casey’s General Stores, Inc.	7,183	3,322,784
Kroger Co. (The)	42,446	3,065,026
Sprouts Farmers Market, Inc.(c)	18,902	3,232,242
		9,620,052
Household Products-8.69%
Church & Dwight Co., Inc.	29,728	2,953,179
Procter & Gamble Co. (The)	15,874	2,580,636
Spectrum Brands Holdings, Inc.(b)	18,837	1,188,615
WD-40 Co.	5,463	1,247,531
		7,969,961
Packaged Foods & Meats-13.19%
B&G Foods, Inc.(b)	163,286	1,125,041
Cal-Maine Foods, Inc.	17,255	1,611,099
Freshpet, Inc.(b)(c)	20,786	1,528,602
Lancaster Colony Corp.	7,418	1,207,502
Post Holdings, Inc.(c)	14,503	1,641,305
Tyson Foods, Inc., Class A	24,827	1,520,406
Vital Farms, Inc.(b)(c)	54,901	1,879,810
WK Kellogg Co.(b)	87,686	1,572,210
		12,085,975
	Shares	Value
Personal Care Products-3.27%
BellRing Brands, Inc.(b)(c)	22,988	$1,773,294
Herbalife Ltd.(b)(c)	170,645	1,228,644
		3,001,938
Soft Drinks & Non-alcoholic Beverages-13.96%
Celsius Holdings, Inc.(b)(c)	51,119	1,787,120
Coca-Cola Co. (The)	21,816	1,582,751
Coca-Cola Consolidated, Inc.	1,679	2,276,405
Keurig Dr Pepper, Inc.	77,917	2,695,149
Monster Beverage Corp.(c)	50,066	3,009,968
PepsiCo, Inc.	10,633	1,441,622
		12,793,015
Specialized Consumer Services-5.37%
H&R Block, Inc.	31,565	1,905,579
Service Corp. International(b)	37,729	3,014,547
		4,920,126
Tobacco-7.08%
Altria Group, Inc.	38,678	2,287,804
Philip Morris International, Inc.	16,452	2,819,215
Turning Point Brands, Inc.(b)	22,517	1,382,093
		6,489,112
Total Common Stocks & Other Equity Interests (Cost $75,144,875)		91,543,695
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $208,916)	208,916	208,916
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $75,353,791)		91,752,611
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.97%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,827,252	4,827,252
Invesco Private Prime Fund, 4.46%(d)(e)(f)	12,562,976	12,565,489
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,393,036)		17,392,741
TOTAL INVESTMENTS IN SECURITIES-119.08% (Cost $92,746,827)		109,145,352
OTHER ASSETS LESS LIABILITIES-(19.08)%		(17,489,241)
NET ASSETS-100.00%		$91,656,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,677	$1,577,413	$(1,500,174)	$-	$-	$208,916	$8,440
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,924,052	73,022,153	(72,118,953)	-	-	4,827,252	172,312 *
Invesco Private Prime Fund	10,090,933	170,114,656	(167,639,008)	372	(1,464)	12,565,489	461,877 *
Total	$14,146,662	$244,714,222	$(241,258,135)	$372	$(1,464)	$17,601,657	$642,629

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Energy Momentum ETF (PXI)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Coal & Consumable Fuels-1.97%
Centrus Energy Corp., Class A(b)(c)	13,097	$907,491
Integrated Oil & Gas-6.96%
Chevron Corp.	7,557	1,028,205
Exxon Mobil Corp.	12,012	1,268,828
Occidental Petroleum Corp.	23,056	908,637
		3,205,670
Oil & Gas Equipment & Services-14.33%
Archrock, Inc.	43,512	1,023,837
Baker Hughes Co., Class A	33,793	1,196,272
Helix Energy Solutions Group, Inc.(b)(c)	104,482	636,295
Innovex International, Inc.(b)(c)	45,566	688,047
Kodiak Gas Services, Inc.	26,491	900,959
Select Water Solutions, Inc., Class A	84,909	723,425
Weatherford International PLC	34,451	1,426,272
		6,595,107
Oil & Gas Exploration & Production-42.94%
Antero Resources Corp.(b)	36,381	1,267,150
CNX Resources Corp.(b)(c)	35,997	1,059,392
Comstock Resources, Inc.(b)(c)	64,442	1,177,355
ConocoPhillips	12,636	1,126,120
Coterra Energy, Inc.	35,453	870,726
Devon Energy Corp.	32,854	999,090
Diamondback Energy, Inc.	8,549	1,128,553
EOG Resources, Inc.	10,596	1,169,057
Expand Energy Corp.	10,000	1,039,000
Gulfport Energy Corp.(b)	7,167	1,236,308
Magnolia Oil & Gas Corp., Class A(c)	39,987	820,933
Northern Oil and Gas, Inc.(c)	35,315	858,155
Permian Resources Corp.	84,204	993,607
Range Resources Corp.	35,568	1,206,822
Texas Pacific Land Corp.(c)	2,999	3,865,321
Viper Energy, Inc.	23,642	953,482
		19,771,071
Oil & Gas Refining & Marketing-8.21%
CVR Energy, Inc.	42,207	796,024
Marathon Petroleum Corp.	8,817	1,211,544
Phillips 66	8,238	857,246
Valero Energy Corp.	7,886	915,486
		3,780,300
	Shares	Value
Oil & Gas Storage & Transportation-25.44%
Antero Midstream Corp.	66,447	$1,099,698
Cheniere Energy, Inc.	6,231	1,440,046
DT Midstream, Inc.	11,997	1,166,108
Kinder Morgan, Inc.	53,349	1,403,079
Kinetik Holdings, Inc., Class A	18,238	753,959
NextDecade Corp.(b)(c)	108,623	812,500
Targa Resources Corp.	20,029	3,422,956
Williams Cos., Inc. (The)	27,514	1,611,495
		11,709,841
Total Common Stocks & Other Equity Interests (Cost $46,963,889)		45,969,480
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $156,950)	156,950	156,950
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $47,120,839)		46,126,430
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.38%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,734,661	2,734,661
Invesco Private Prime Fund, 4.46%(d)(e)(f)	7,107,916	7,109,338
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,843,999)		9,843,999
TOTAL INVESTMENTS IN SECURITIES-121.57% (Cost $56,964,838)		55,970,429
OTHER ASSETS LESS LIABILITIES-(21.57)%		(9,930,836)
NET ASSETS-100.00%		$46,039,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$150,295	$2,248,286	$(2,241,631)	$-	$-	$156,950	$7,652
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,616,301	56,888,655	(57,770,295)	-	-	2,734,661	190,837 *
Invesco Private Prime Fund	9,291,389	119,947,992	(122,129,563)	788	(1,268)	7,109,338	506,548 *
Total	$13,057,985	$179,084,933	$(182,141,489)	$788	$(1,268)	$10,000,949	$705,037

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Financial Momentum ETF (PFI)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Asset Management & Custody Banks-8.66%
Ameriprise Financial, Inc.	6,681	$3,146,885
BlackRock, Inc.	1,319	1,205,909
Victory Capital Holdings, Inc., Class A(b)	16,670	955,024
		5,307,818
Commercial & Residential Mortgage Finance-5.13%
MGIC Investment Corp.	40,869	1,018,047
Mr. Cooper Group, Inc.(c)	17,880	2,127,899
		3,145,946
Consumer Finance-6.33%
American Express Co.	6,369	1,696,765
Capital One Financial Corp.	7,262	1,309,048
SLM Corp.	30,215	873,516
		3,879,329
Diversified Banks-6.86%
JPMorgan Chase & Co.	12,134	2,968,219
Wells Fargo & Co.	17,401	1,235,645
		4,203,864
Diversified Financial Services-2.15%
Equitable Holdings, Inc.	26,706	1,320,612
Financial Exchanges & Data-2.22%
Intercontinental Exchange, Inc.	8,088	1,358,541
Health Care REITs-2.15%
Welltower, Inc.	8,620	1,315,326
Insurance Brokers-4.14%
Brown & Brown, Inc.	15,737	1,740,512
Goosehead Insurance, Inc., Class A(b)	8,185	795,664
		2,536,176
Investment Banking & Brokerage-11.20%
Goldman Sachs Group, Inc. (The)	2,219	1,215,013
Houlihan Lokey, Inc.	7,452	1,207,820
PJT Partners, Inc., Class A(b)	6,653	942,797
Raymond James Financial, Inc.	11,400	1,562,256
Stifel Financial Corp.	9,187	787,234
StoneX Group, Inc.(c)	13,005	1,151,788
		6,866,908
Life & Health Insurance-5.79%
CNO Financial Group, Inc.	22,056	836,805
Primerica, Inc.	3,218	843,341
Unum Group	24,083	1,870,286
		3,550,432
Multi-Sector Holdings-1.98%
Berkshire Hathaway, Inc., Class B(c)	2,280	1,215,810
Office REITs-1.26%
Vornado Realty Trust	21,923	773,444
Property & Casualty Insurance-17.48%
AXIS Capital Holdings Ltd.	9,632	927,754
Fidelity National Financial, Inc.	12,949	829,383
HCI Group, Inc.	6,500	950,950
	Shares	Value
Property & Casualty Insurance-(continued)
Old Republic International Corp.	24,452	$919,395
Palomar Holdings, Inc.(c)	7,628	1,106,213
Progressive Corp. (The)	13,988	3,940,979
Root, Inc., Class A(b)(c)	8,806	1,229,934
Skyward Specialty Insurance Group, Inc.(c)	15,242	809,198
		10,713,806
Real Estate Services-2.04%
CBRE Group, Inc., Class A(c)	10,219	1,248,557
Regional Banks-6.83%
Berkshire Hills Bancorp, Inc.	26,937	668,846
Coastal Financial Corp.(b)(c)	8,851	727,110
Pathward Financial, Inc.(b)	10,470	831,003
Pinnacle Financial Partners, Inc.	10,427	1,045,202
ServisFirst Bancshares, Inc.(b)	12,837	914,251
		4,186,412
Retail REITs-3.48%
Simon Property Group, Inc.	7,959	1,252,587
Tanger, Inc.	28,021	882,942
		2,135,529
Transaction & Payment Processing Services-12.29%
Mastercard, Inc., Class A	7,451	4,083,595
Paymentus Holdings, Inc., Class A(b)(c)	29,687	963,640
Visa, Inc., Class A	7,194	2,485,527
		7,532,762
Total Common Stocks & Other Equity Interests (Cost $57,725,622)		61,291,272
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $111,055)	111,055	111,055
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $57,836,677)		61,402,327
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.44%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,434,044	1,434,044
Invesco Private Prime Fund, 4.46%(d)(e)(f)	3,739,644	3,740,392
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,174,526)		5,174,436
TOTAL INVESTMENTS IN SECURITIES-108.61% (Cost $63,011,203)		66,576,763
OTHER ASSETS LESS LIABILITIES-(8.61)%		(5,280,453)
NET ASSETS-100.00%		$61,296,310

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$118,992	$3,028,317	$(3,036,254)	$-	$-	$111,055	$6,875
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,722,539	45,231,013	(45,519,508)	-	-	1,434,044	94,106 *
Invesco Private Prime Fund	7,042,486	87,421,161	(90,723,694)	385	54	3,740,392	249,891 *
Total	$8,884,017	$135,680,491	$(139,279,456)	$385	$54	$5,285,491	$350,872

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Biotechnology-45.59%
AbbVie, Inc.	17,457	$3,405,861
Anavex Life Sciences Corp.(b)(c)	245,545	2,332,677
Arcutis Biotherapeutics, Inc.(b)(c)	176,977	2,638,727
BridgeBio Pharma, Inc.(b)(c)	98,763	3,788,549
Catalyst Pharmaceuticals, Inc.(b)	117,101	2,844,383
Exelixis, Inc.(b)	112,750	4,414,162
Halozyme Therapeutics, Inc.(b)	38,197	2,346,060
Insmed, Inc.(b)(c)	47,875	3,447,000
Krystal Biotech, Inc.(b)(c)	21,179	3,597,889
Madrigal Pharmaceuticals, Inc.(b)(c)	10,699	3,572,503
Mineralys Therapeutics, Inc.(b)(c)	140,029	1,989,812
Organogenesis Holdings, Inc.(b)(c)	446,741	2,193,498
Protagonist Therapeutics, Inc.(b)(c)	64,510	2,955,848
PTC Therapeutics, Inc.(b)	55,529	2,767,565
TG Therapeutics, Inc.(b)(c)	98,264	4,471,995
uniQure N.V. (Netherlands)(b)	190,447	2,810,998
		49,577,527
Electronic Equipment & Instruments-2.69%
908 Devices, Inc.(b)(c)	538,908	2,926,270
Health Care Distributors-4.28%
Cencora, Inc.	15,892	4,651,112
Health Care Equipment-11.66%
Axogen, Inc.(b)	156,421	2,544,970
Boston Scientific Corp.(b)	38,756	3,986,830
Masimo Corp.(b)(c)	16,211	2,609,322
ResMed, Inc.	14,971	3,541,989
		12,683,111
Health Care Services-5.61%
agilon health, inc.(b)(c)	551,528	2,349,509
Guardant Health, Inc.(b)	79,520	3,755,730
		6,105,239
Health Care Supplies-5.79%
Lantheus Holdings, Inc.(b)	30,140	3,144,808
Merit Medical Systems, Inc.(b)	33,351	3,150,002
		6,294,810
Health Care Technology-1.76%
Phreesia, Inc.(b)(c)	76,448	1,908,142
	Shares	Value
Managed Health Care-3.52%
Alignment Healthcare, Inc.(b)(c)	216,273	$3,832,358
Pharmaceuticals-19.02%
Amneal Pharmaceuticals, Inc.(b)	329,608	2,524,797
Axsome Therapeutics, Inc.(b)	32,050	3,598,894
Eli Lilly and Co.	5,160	4,638,582
Liquidia Corp.(b)(c)	145,098	2,027,019
Ocular Therapeutix, Inc.(b)(c)	335,069	2,781,073
Trevi Therapeutics, Inc.(b)(c)	431,965	2,984,878
Xeris Biopharma Holdings, Inc.(b)(c)	464,966	2,124,895
		20,680,138
Total Common Stocks & Other Equity Interests (Cost $104,470,241)		108,658,707
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $249,261)	249,261	249,261
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $104,719,502)		108,907,968
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.50%
Invesco Private Government Fund, 4.32%(d)(e)(f)	9,815,269	9,815,269
Invesco Private Prime Fund, 4.46%(d)(e)(f)	25,526,093	25,531,198
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,348,247)		35,346,467
TOTAL INVESTMENTS IN SECURITIES-132.65% (Cost $140,067,749)		144,254,435
OTHER ASSETS LESS LIABILITIES-(32.65)%		(35,503,544)
NET ASSETS-100.00%		$108,750,891

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$212,644	$2,888,965	$(2,852,348)	$-	$-	$249,261	$10,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,325,294	$113,389,358	$(114,899,383)	$-	$-	$9,815,269	$521,253 *
Invesco Private Prime Fund	29,079,720	227,039,627	(230,585,258)	547	(3,438)	25,531,198	1,393,017 *
Total	$40,617,658	$343,317,950	$(348,336,989)	$547	$(3,438)	$35,595,728	$1,925,192

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dorsey Wright Industrials Momentum ETF (PRN)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-20.79%
Curtiss-Wright Corp.	22,843	$7,878,322
General Electric Co.	46,802	9,432,475
HEICO Corp.(b)	51,694	12,962,788
Howmet Aerospace, Inc.	84,005	11,641,413
Kratos Defense & Security Solutions, Inc.(b)(c)	171,613	5,797,945
Leonardo DRS, Inc.(b)	179,009	6,616,173
TransDigm Group, Inc.(b)	8,549	12,080,335
		66,409,451
Building Products-10.93%
AZZ, Inc.(b)	42,603	3,696,236
Griffon Corp.	92,030	6,268,164
Lennox International, Inc.	12,351	6,752,909
Trane Technologies PLC	35,859	13,745,113
Zurn Elkay Water Solutions Corp.	130,971	4,447,775
		34,910,197
Cargo Ground Transportation-1.79%
Ryder System, Inc.	41,599	5,726,934
Construction & Engineering-1.20%
Tutor Perini Corp.(c)	178,833	3,837,756
Construction Machinery & Heavy Transportation Equipment-4.67%
Allison Transmission Holdings, Inc.	53,883	4,970,168
Cummins, Inc.	19,501	5,730,174
REV Group, Inc.(b)	129,038	4,219,542
		14,919,884
Data Processing & Outsourced Services-2.07%
ExlService Holdings, Inc.(c)	136,126	6,599,389
Diversified Support Services-3.14%
Liquidity Services, Inc.(b)(c)	116,618	3,706,120
VSE Corp.	55,287	6,331,467
		10,037,587
Electrical Components & Equipment-1.30%
Acuity, Inc.	17,022	4,146,730
Electronic Equipment & Instruments-3.18%
Badger Meter, Inc.	23,542	5,198,545
OSI Systems, Inc.(b)(c)	24,210	4,956,755
		10,155,300
Electronic Manufacturing Services-4.71%
Jabil, Inc.(b)	71,740	10,514,214
Sanmina Corp.(b)(c)	58,921	4,524,544
		15,038,758
Environmental & Facilities Services-3.09%
Republic Services, Inc.	39,338	9,864,004
Heavy Electrical Equipment-2.08%
Bloom Energy Corp., Class A(b)(c)	362,747	6,645,525
Industrial Machinery & Supplies & Components-15.30%
Crane Co.	28,812	4,638,156
Enerpac Tool Group Corp.(b)	82,879	3,345,825
Enpro, Inc.	21,906	3,272,756
ESAB Corp.	42,724	5,132,007
ESCO Technologies, Inc.(b)	22,323	3,492,433
	Shares	Value
Industrial Machinery & Supplies & Components-(continued)
ITT, Inc.(b)	37,926	$5,196,620
Kadant, Inc.(b)	15,984	4,715,280
Mueller Water Products, Inc., Class A	172,266	4,520,260
Parker-Hannifin Corp.	19,110	11,562,697
Standex International Corp.(b)	21,030	2,974,063
		48,850,097
Office Services & Supplies-1.63%
Pitney Bowes, Inc.	597,560	5,186,821
Oil & Gas Equipment & Services-1.69%
Aris Water Solutions, Inc., Class A(b)	216,676	5,408,233
Paper & Plastic Packaging Products & Materials-3.16%
Packaging Corp. of America	54,405	10,098,112
Research & Consulting Services-1.15%
Huron Consulting Group, Inc.(b)(c)	27,203	3,666,692
Trading Companies & Distributors-14.81%
Applied Industrial Technologies, Inc.	26,120	6,354,474
Core & Main, Inc., Class A(c)	95,602	5,036,313
Fastenal Co.	97,783	7,917,490
Rush Enterprises, Inc., Class A(b)	76,478	3,899,613
W.W. Grainger, Inc.	13,323	13,646,882
Watsco, Inc.	22,731	10,452,623
		47,307,395
Transaction & Payment Processing Services-3.23%
Fiserv, Inc.(c)	55,845	10,307,312
Total Common Stocks & Other Equity Interests (Cost $302,289,625)		319,116,177
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $576,679)	576,679	576,679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $302,866,304)		319,692,856
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.89%
Invesco Private Government Fund, 4.32%(d)(e)(f)	19,440,781	19,440,781
Invesco Private Prime Fund, 4.46%(d)(e)(f)	50,451,823	50,461,913
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,903,549)		69,902,694
TOTAL INVESTMENTS IN SECURITIES-121.99% (Cost $372,769,853)		389,595,550
OTHER ASSETS LESS LIABILITIES-(21.99)%		(70,219,389)
NET ASSETS-100.00%		$319,376,161
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$151,020	$5,515,891	$(5,090,232)	$-	$-	$576,679	$19,753
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,599,120	190,152,312	(173,310,651)	-	-	19,440,781	646,706 *
Invesco Private Prime Fund	7,188,530	401,155,627	(357,880,519)	(446)	(1,279)	50,461,913	1,741,829 *
Total	$9,938,670	$596,823,830	$(536,281,402)	$(446)	$(1,279)	$70,479,373	$2,408,288

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dorsey Wright Technology Momentum ETF (PTF)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Application Software-21.63%
ACI Worldwide, Inc.(b)	156,370	$8,343,903
Clear Secure, Inc., Class A(c)	284,896	7,031,233
Guidewire Software, Inc.(b)	63,952	13,095,451
Intapp, Inc.(b)(c)	159,181	8,637,161
InterDigital, Inc.(c)	45,763	9,198,363
NextNav, Inc.(b)(c)	546,295	6,784,984
Nutanix, Inc., Class A(b)	213,351	14,657,214
Porch Group, Inc.(b)(c)	1,534,937	8,902,635
		76,650,944
Communications Equipment-4.67%
ADTRAN Holdings, Inc.(b)	723,879	5,544,913
Motorola Solutions, Inc.	24,977	10,999,621
		16,544,534
Electronic Components-5.34%
Amphenol Corp., Class A	146,052	11,238,701
Belden, Inc.	74,582	7,690,150
		18,928,851
Electronic Equipment & Instruments-2.41%
Trimble, Inc.(b)	137,209	8,526,167
Health Care Technology-2.30%
Waystar Holding Corp.(b)(c)	219,611	8,162,941
Interactive Media & Services-6.99%
Alphabet, Inc., Class A	55,118	8,752,738
Meta Platforms, Inc., Class A	29,164	16,011,036
		24,763,774
IT Consulting & Other Services-5.14%
International Business Machines Corp.	41,563	10,050,765
Kyndryl Holdings, Inc.(b)	252,270	8,178,593
		18,229,358
Real Estate Services-2.90%
Zillow Group, Inc., Class C(b)	152,525	10,269,508
Semiconductor Materials & Equipment-1.63%
ACM Research, Inc., Class A(b)(c)	297,138	5,785,277
Semiconductors-2.81%
Semtech Corp.(b)(c)	318,082	9,940,063
Systems Software-23.26%
A10 Networks, Inc.	346,423	5,709,051
Adeia, Inc.	438,128	5,393,356
Commvault Systems, Inc.(b)	50,454	8,432,377
Fortinet, Inc.(b)	110,607	11,476,582
	Shares	Value
Systems Software-(continued)
Microsoft Corp.	30,994	$12,250,688
Palo Alto Networks, Inc.(b)	76,279	14,258,834
Rubrik, Inc., Class A(b)	190,125	13,409,516
Zscaler, Inc.(b)(c)	50,815	11,492,829
		82,423,233
Technology Hardware, Storage & Peripherals-10.91%
Apple, Inc.	148,469	31,549,663
CompoSecure, Inc., Class A(c)	645,761	7,096,913
		38,646,576
Transaction & Payment Processing Services-3.41%
Toast, Inc., Class A(b)(c)	340,084	12,100,189
Wireless Telecommunication Services-6.65%
Telephone and Data Systems, Inc.	338,585	12,693,552
T-Mobile US, Inc.	43,998	10,865,306
		23,558,858
Total Common Stocks & Other Equity Interests (Cost $355,171,377)		354,530,273
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $285,703)	285,703	285,703
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $355,457,080)		354,815,976
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.26%
Invesco Private Government Fund, 4.32%(d)(e)(f)	16,989,874	16,989,874
Invesco Private Prime Fund, 4.46%(d)(e)(f)	44,147,122	44,155,951
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,147,626)		61,145,825
TOTAL INVESTMENTS IN SECURITIES-117.39% (Cost $416,604,706)		415,961,801
OTHER ASSETS LESS LIABILITIES-(17.39)%		(61,618,217)
NET ASSETS-100.00%		$354,343,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$231,847	$15,369,884	$(15,316,028)	$-	$-	$285,703	$17,865
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,387,310	288,765,151	(281,162,587)	-	-	16,989,874	936,611 *
Invesco Private Prime Fund	23,150,857	572,654,730	(551,650,083)	(106)	553	44,155,951	2,516,487 *
Total	$32,770,014	$876,789,765	$(848,128,698)	$(106)	$553	$61,431,528	$3,470,963

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dorsey Wright Utilities Momentum ETF (PUI)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Electric Utilities-41.08%
Alliant Energy Corp.	31,094	$1,897,978
American Electric Power Co., Inc.	16,495	1,787,068
Duke Energy Corp.	22,046	2,690,053
Entergy Corp.	27,567	2,292,747
Evergy, Inc.	28,373	1,960,574
Eversource Energy	26,287	1,563,551
Exelon Corp.	36,976	1,734,174
NextEra Energy, Inc.	38,216	2,555,886
NRG Energy, Inc.	21,856	2,394,981
Otter Tail Corp.(b)	15,352	1,218,642
PG&E Corp.	102,192	1,688,212
Pinnacle West Capital Corp.(b)	19,051	1,813,274
Southern Co. (The)	31,333	2,879,189
Xcel Energy, Inc.(b)	33,315	2,355,371
		28,831,700
Gas Utilities-12.65%
Atmos Energy Corp.(b)	18,573	2,983,381
MDU Resources Group, Inc.(b)	81,231	1,392,299
National Fuel Gas Co.	22,865	1,755,575
New Jersey Resources Corp.(b)	28,181	1,379,178
UGI Corp.(b)	41,745	1,368,819
		8,879,252
Heavy Electrical Equipment-4.37%
GE Vernova, Inc.	8,264	3,064,456
Integrated Telecommunication Services-3.52%
AT&T, Inc.	89,266	2,472,668
Multi-Utilities-28.43%
Ameren Corp.	17,070	1,694,027
CenterPoint Energy, Inc.	52,096	2,020,283
CMS Energy Corp.	29,552	2,176,505
Consolidated Edison, Inc.	14,982	1,689,220
DTE Energy Co.	18,087	2,477,919
NiSource, Inc.	68,941	2,696,282
Public Service Enterprise Group, Inc.	27,844	2,225,571
Sempra	31,006	2,302,816
WEC Energy Group, Inc.	24,380	2,670,098
		19,952,721
	Shares	Value
Oil & Gas Exploration & Production-3.04%
EQT Corp.	43,198	$2,135,709
Oil & Gas Storage & Transportation-3.39%
ONEOK, Inc.	28,935	2,377,300
Water Utilities-3.49%
American Water Works Co., Inc.	16,681	2,452,274
Total Common Stocks & Other Equity Interests (Cost $64,605,021)		70,166,080
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $94,565)	94,565	94,565
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $64,699,586)		70,260,645
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.90%
Invesco Private Government Fund, 4.32%(c)(d)(e)	2,519,060	2,519,060
Invesco Private Prime Fund, 4.46%(c)(d)(e)	6,534,095	6,535,402
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,054,618)		9,054,462
TOTAL INVESTMENTS IN SECURITIES-113.01% (Cost $73,754,204)		79,315,107
OTHER ASSETS LESS LIABILITIES-(13.01)%		(9,130,891)
NET ASSETS-100.00%		$70,184,216

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$86,926	$2,221,103	$(2,213,464)	$-	$-	$94,565	$5,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$629,664	$35,759,569	$(33,870,173)	$-	$-	$2,519,060	$85,160 *
Invesco Private Prime Fund	1,619,545	79,175,581	(74,258,735)	-	(989)	6,535,402	229,484 *
Total	$2,336,135	$117,156,253	$(110,342,372)	$-	$(989)	$9,149,027	$319,737

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-0.05%
Criteo S.A., ADR (France)(b)	12,136	$413,352
Apparel Retail-0.02%
Lands’ End, Inc.(b)(c)	6,743	59,878
Stitch Fix, Inc., Class A(b)(c)	22,800	74,556
		134,434
Application Software-9.52%
Adobe, Inc.(b)	77,119	28,918,083
Alarm.com Holdings, Inc.(b)(c)	10,833	580,649
Box, Inc., Class A(b)(c)	31,343	978,528
Consensus Cloud Solutions, Inc.(b)(c)	4,268	84,763
DocuSign, Inc.(b)	44,069	3,602,641
Dropbox, Inc., Class A(b)(c)	49,039	1,400,063
Open Text Corp. (Canada)	57,582	1,560,472
PROS Holdings, Inc.(b)(c)	10,374	177,188
Salesforce, Inc.	113,554	30,513,095
SPS Commerce, Inc.(b)(c)	8,300	1,191,133
Unity Software, Inc.(b)(c)	89,358	1,882,773
Zoom Communications, Inc., Class A(b)	57,307	4,443,585
		75,332,973
Broadline Retail-15.90%
Alibaba Group Holding Ltd., ADR (China)(c)	159,599	19,060,909
Amazon.com, Inc.(b)	318,708	58,776,129
Coupang, Inc. (South Korea)(b)	359,403	8,399,248
eBay, Inc.	101,646	6,928,191
Etsy, Inc.(b)	23,362	1,015,780
Global-e Online Ltd. (Israel)(b)	36,420	1,307,842
JD.com, Inc., ADR (China)	104,377	3,404,778
MercadoLibre, Inc. (Brazil)(b)	11,046	25,746,569
Vipshop Holdings Ltd., ADR (China)	89,310	1,216,402
		125,855,848
Casinos & Gaming-0.45%
DraftKings, Inc., Class A(b)(c)	106,871	3,557,736
Commercial Printing-0.03%
Cimpress PLC (Ireland)(b)	5,416	227,580
Financial Exchanges & Data-1.17%
Coinbase Global, Inc., Class A(b)(c)	45,844	9,301,289
Health Care Technology-0.05%
GoodRx Holdings, Inc., Class A(b)(c)	23,289	107,828
Teladoc Health, Inc.(b)(c)	37,874	272,314
		380,142
Homefurnishing Retail-0.09%
Beyond, Inc.(b)(c)	11,584	47,147
Wayfair, Inc., Class A(b)(c)	22,296	672,447
		719,594
Hotels, Resorts & Cruise Lines-7.10%
Airbnb, Inc., Class A(b)(c)	94,418	11,511,443
Booking Holdings, Inc.	6,746	34,399,743
Expedia Group, Inc.	26,910	4,222,986
MakeMyTrip Ltd. (India)(b)(c)	15,288	1,602,488
Trip.com Group Ltd., ADR (China)(c)	76,548	4,515,567
		56,252,227
	Shares	Value
Human Resource & Employment Services-0.29%
Paylocity Holding Corp.(b)	12,189	$2,341,507
Interactive Home Entertainment-4.01%
Electronic Arts, Inc.	56,857	8,249,382
NetEase, Inc., ADR (China)	22,843	2,445,572
Roblox Corp., Class A(b)(c)	135,020	9,053,091
Sea Ltd., ADR (Singapore)(b)	89,404	11,984,606
		31,732,651
Interactive Media & Services-16.77%
Alphabet, Inc., Class C	392,851	63,205,797
Autohome, Inc., ADR (China)	14,743	402,189
Baidu, Inc., ADR (China)(b)(c)	30,954	2,718,380
Bilibili, Inc., ADR (China)(b)(c)	25,670	449,225
Bumble, Inc., Class A(b)(c)	23,025	97,165
Cars.com, Inc.(b)(c)	13,926	162,099
Meta Platforms, Inc., Class A	101,253	55,587,897
Pinterest, Inc., Class A(b)(c)	129,806	3,286,688
Reddit, Inc., Class A(b)(c)	27,373	3,190,871
Snap, Inc., Class A(b)(c)	314,593	2,504,160
TripAdvisor, Inc.(b)(c)	27,826	346,434
Yelp, Inc.(b)(c)	14,187	497,680
Ziff Davis, Inc.(b)(c)	9,353	276,194
		132,724,779
Internet Services & Infrastructure-5.77%
Akamai Technologies, Inc.(b)(c)	32,782	2,641,573
Fastly, Inc., Class A(b)(c)	31,033	178,440
GoDaddy, Inc., Class A(b)	30,824	5,805,084
Okta, Inc.(b)(c)	35,694	4,003,439
Shopify, Inc., Class A (Canada)(b)	264,963	25,171,485
VeriSign, Inc.(b)	20,630	5,820,136
Wix.com Ltd. (Israel)(b)	11,954	2,027,279
		45,647,436
Movies & Entertainment-12.05%
Netflix, Inc.(b)	34,502	39,046,603
Roku, Inc., Class A(b)(c)	28,082	1,914,631
Spotify Technology S.A. (Sweden)(b)	44,609	27,389,034
Walt Disney Co. (The)	297,193	27,029,703
		95,379,971
Other Specialty Retail-0.20%
1-800-Flowers.com, Inc., Class A(b)(c)	7,959	44,013
Chewy, Inc., Class A(b)	42,248	1,584,300
		1,628,313
Passenger Ground Transportation-5.22%
Grab Holdings Ltd., Class A (Singapore)(b)	852,662	4,160,991
Lyft, Inc., Class A(b)	89,317	1,107,531
Uber Technologies, Inc.(b)	444,950	36,045,399
		41,313,921
Real Estate Services-1.21%
CoStar Group, Inc.(b)(c)	89,460	6,635,248
Redfin Corp.(b)(c)	27,563	262,124
Zillow Group, Inc., Class C(b)(c)	39,693	2,672,530
		9,569,902
Restaurants-2.09%
DoorDash, Inc., Class A(b)	85,995	16,587,576
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)—(continued)
April 30, 2025
	Shares	Value
Systems Software-8.69%
GitLab, Inc., Class A(b)(c)	30,790	$1,436,969
Microsoft Corp.	170,422	67,361,000
		68,797,969
Technology Hardware, Storage & Peripherals-7.51%
Apple, Inc.	279,747	59,446,238
Transaction & Payment Processing Services-1.83%
Dlocal Ltd. (Uruguay)(b)(c)	32,880	290,988
PayPal Holdings, Inc.(b)	215,781	14,207,021
		14,498,009
Total Common Stocks & Other Equity Interests (Cost $638,128,596)		791,843,447
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $160,647)	160,647	160,647
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $638,289,243)		792,004,094
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.33%
Invesco Private Government Fund, 4.32%(d)(e)(f)	16,131,440	$16,131,440
Invesco Private Prime Fund, 4.46%(d)(e)(f)	41,861,817	41,870,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,001,980)		58,001,629
TOTAL INVESTMENTS IN SECURITIES-107.37% (Cost $696,291,223)		850,005,723
OTHER ASSETS LESS LIABILITIES-(7.37)%		(58,364,805)
NET ASSETS-100.00%		$791,640,918

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,286,901	$(4,126,254)	$-	$-	$160,647	$6,022
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,499,267	325,892,601	(320,260,428)	-	-	16,131,440	651,049 *
Invesco Private Prime Fund	26,136,829	681,302,826	(665,569,296)	1,867	(2,037)	41,870,189	1,725,940 *
Total	$36,636,096	$1,011,482,328	$(989,955,978)	$1,867	$(2,037)	$58,162,276	$2,383,011

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

23

Statements of Assets and Liabilities
April 30, 2025

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$46,311,236	$50,984,758	$91,543,695	$45,969,480
Affiliated investments in securities, at value	7,416,561	12,622,803	17,601,657	10,000,949
Receivable for:
Dividends	16,241	8,480	81,102	65,809
Securities lending	747	26,693	1,405	961
Investments sold	-	-	-	385,937
Expenses absorbed	6,661	8,003	7,714	6,178
Other assets	2,759	2,771	2,784	2,774
Total assets	53,754,205	63,653,508	109,238,357	56,432,088
Liabilities:
Payable for:
Collateral upon return of securities loaned	7,286,243	12,486,524	17,393,036	9,843,999
Fund shares repurchased	-	-	-	386,904
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	18,702	20,578	37,147	19,355
Accrued trustees’ and officer’s fees	70,813	67,121	72,908	79,105
Accrued expenses	62,672	62,805	79,155	63,132
Total liabilities	7,438,430	12,637,028	17,582,246	10,392,495
Net Assets	$46,315,775	$51,016,480	$91,656,111	$46,039,593
Net assets consist of:
Shares of beneficial interest	$147,681,107	$136,989,098	$196,714,224	$259,302,642
Distributable earnings (loss)	(101,365,332)	(85,972,618)	(105,058,113)	(213,263,049)
Net Assets	$46,315,775	$51,016,480	$91,656,111	$46,039,593
Shares outstanding (unlimited amount authorized, $0.01 par value)	560,000	590,000	840,000	1,190,000
Net asset value	$82.71	$86.47	$109.11	$38.69
Market price	$82.70	$86.35	$109.05	$38.65
Unaffiliated investments in securities, at cost	$42,749,237	$49,371,174	$75,144,875	$46,963,889
Affiliated investments in securities, at cost	$7,416,667	$12,623,035	$17,601,952	$10,000,949
(a)Includes securities on loan with an aggregate value of:	$7,043,555	$12,131,099	$17,174,864	$9,330,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$61,291,272	$108,658,707	$319,116,177	$354,530,273	$70,166,080	$791,843,447
5,285,491	35,595,728	70,479,373	61,431,528	9,149,027	58,162,276

29,678	30,099	74,864	1,695	61,322	334
578	22,301	4,081	8,941	954	4,081
-	-	-	1,174,746	-	-
7,306	10,748	28,147	33,452	7,835	-
2,759	2,854	2,960	3,180	2,749	-
66,617,084	144,320,437	389,705,602	417,183,815	79,387,967	850,010,138

5,174,526	35,348,247	69,903,549	61,147,626	9,054,618	58,001,980
-	-	-	1,175,275	-	-
-	-	-	-	-	367,240
24,710	42,331	129,556	149,441	25,387	-
64,224	81,571	73,690	73,941	67,813	-
57,314	97,397	222,646	293,948	55,933	-
5,320,774	35,569,546	70,329,441	62,840,231	9,203,751	58,369,220
$61,296,310	$108,750,891	$319,376,161	$354,343,584	$70,184,216	$791,640,918

$105,640,294	$435,895,310	$446,682,835	$678,516,358	$97,367,334	$829,043,521
(44,343,984)	(327,144,419)	(127,306,674)	(324,172,774)	(27,183,118)	(37,402,603)
$61,296,310	$108,750,891	$319,376,161	$354,343,584	$70,184,216	$791,640,918
1,170,000	2,710,000	2,330,000	6,030,000	1,720,000	17,560,000
$52.39	$40.13	$137.07	$58.76	$40.80	$45.08
$52.36	$40.08	$136.97	$58.72	$40.78	$45.01
$57,725,622	$104,470,241	$302,289,625	$355,171,377	$64,605,021	$638,128,596
$5,285,581	$35,597,508	$70,480,228	$61,433,329	$9,149,183	$58,162,627
$4,922,538	$35,121,502	$67,857,156	$58,661,529	$8,895,473	$55,817,936

25

Statements of Operations
For the year ended April 30, 2025

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$818,358	$326,034	$1,091,683	$1,501,722
Affiliated dividend income	7,405	6,059	8,440	7,652
Securities lending income, net	53,503	65,606	16,151	17,541
Foreign withholding tax	(83)	-	-	-
Total investment income	879,183	397,699	1,116,274	1,526,915
Expenses:
Unitary management fees	-	-	-	-
Advisory fees	288,875	336,632	446,645	326,748
Sub-licensing fees	86,663	100,990	133,994	98,024
Accounting & administration fees	13,095	16,565	16,766	14,645
Professional fees	32,206	32,571	32,733	32,427
Custodian & transfer agent fees	4,888	4,929	4,425	8,624
Trustees’ and officer’s fees	9,601	10,308	10,625	10,454
Other expenses	16,304	21,564	15,328	16,931
Total expenses	451,632	523,559	660,516	507,853
Less: Waivers	(105,123)	(119,716)	(124,703)	(115,902)
Net expenses	346,509	403,843	535,813	391,951
Net investment income (loss)	532,674	(6,144)	580,461	1,134,964
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,474,589)	(5,583,964)	(1,673,306)	(8,269,818)
Affiliated investment securities	(676)	(768)	(1,464)	(1,268)
In-kind redemptions	3,241,308	8,376,139	10,789,891	2,059,706
Net realized gain (loss)	1,766,043	2,791,407	9,115,121	(6,211,380)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,788,830)	(6,372,054)	4,323,943	(6,104,276)
Affiliated investment securities	331	225	372	788
Change in net unrealized appreciation (depreciation)	(3,788,499)	(6,371,829)	4,324,315	(6,103,488)
Net realized and unrealized gain (loss)	(2,022,456)	(3,580,422)	13,439,436	(12,314,868)
Net increase (decrease) in net assets resulting from operations	$(1,489,782)	$(3,586,566)	$14,019,897	$(11,179,904)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$941,231	$176,380	$2,355,871	$881,705	$1,415,169	$2,933,363
6,875	10,922	19,753	17,865	5,093	6,022
13,735	473,350	475,301	624,628	8,232	63,962
(4,081)	-	-	-	-	(10,589)
957,760	660,652	2,850,925	1,524,198	1,428,494	2,992,758

-	-	-	-	-	4,804,899
335,255	667,388	1,598,549	2,374,026	253,095	-
70,588	200,217	491,419	712,210	75,929	-
15,740	20,909	32,063	42,619	14,462	-
33,014	32,595	33,523	34,387	32,360	-
6,231	14,786	7,039	5,909	6,087	-
10,223	11,318	11,990	13,060	10,212	-
20,339	20,383	35,429	51,881	15,607	-
491,390	967,596	2,210,012	3,234,092	407,752	4,804,899
(89,215)	(166,942)	(292,139)	(385,597)	(104,135)	(115)
402,175	800,654	1,917,873	2,848,495	303,617	4,804,784
555,585	(140,002)	933,052	(1,324,297)	1,124,877	(1,812,026)

(1,047,012)	(2,165,833)	(24,961,998)	(90,158,777)	303,200	(8,184,280)
54	(3,438)	(1,279)	553	(989)	(2,037)
8,839,844	3,372,597	37,452,792	126,161,310	5,348,234	65,568,433
7,792,886	1,203,326	12,489,515	36,003,086	5,650,445	57,382,116

(1,032,942)	(1,676,921)	(20,277,692)	(23,129,484)	5,052,931	72,644,282
385	547	(446)	(106)	-	1,867
(1,032,557)	(1,676,374)	(20,278,138)	(23,129,590)	5,052,931	72,646,149
6,760,329	(473,048)	(7,788,623)	12,873,496	10,703,376	130,028,265
$7,315,914	$(613,050)	$(6,855,571)	$11,549,199	$11,828,253	$128,216,239

27

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)		Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$532,674	$1,279,281	$(6,144)	$126,374
Net realized gain (loss)	1,766,043	4,388,352	2,791,407	5,037,716
Change in net unrealized appreciation (depreciation)	(3,788,499)	(4,778,941)	(6,371,829)	6,164,517
Net increase (decrease) in net assets resulting from operations	(1,489,782)	888,692	(3,586,566)	11,328,607
Distributions to Shareholders from:
Distributable earnings	(636,031)	(1,272,105)	-	(166,069)
Shareholder Transactions:
Proceeds from shares sold	-	-	49,661,662	32,978,539
Value of shares repurchased	(15,471,384)	(92,240,073)	(53,670,659)	(8,294,058)
Net increase (decrease) in net assets resulting from share transactions	(15,471,384)	(92,240,073)	(4,008,997)	24,684,481
Net increase (decrease) in net assets	(17,597,197)	(92,623,486)	(7,595,563)	35,847,019
Net assets:
Beginning of year	63,912,972	156,536,458	58,612,043	22,765,024
End of year	$46,315,775	$63,912,972	$51,016,480	$58,612,043
Changes in Shares Outstanding:
Shares sold	-	-	490,000	430,000
Shares repurchased	(170,000)	(1,180,000)	(550,000)	(110,000)
Shares outstanding, beginning of year	730,000	1,910,000	650,000	330,000
Shares outstanding, end of year	560,000	730,000	590,000	650,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)		Invesco Dorsey Wright Energy Momentum ETF (PXI)		Invesco Dorsey Wright Financial Momentum ETF (PFI)		Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
2025	2024	2025	2024	2025	2024	2025	2024

$580,461	$969,281	$1,134,964	$1,323,085	$555,585	$420,713	$(140,002)	$(273,945)
9,115,121	4,877,350	(6,211,380)	9,027,004	7,792,886	1,563,816	1,203,326	15,140,112
4,324,315	(1,298,496)	(6,103,488)	3,459,808	(1,032,557)	3,331,339	(1,676,374)	(17,504,425)
14,019,897	4,548,135	(11,179,904)	13,809,897	7,315,914	5,315,868	(613,050)	(2,638,258)

(574,678)	(1,240,892)	(1,081,146)	(1,476,198)	(1,981,604)	(574,350)	(83,222)	-

26,510,276	1,768,846	8,667,258	44,693,219	48,860,970	26,570,956	5,603,971	14,846,691
(30,838,334)	(44,034,598)	(20,088,358)	(82,630,533)	(46,656,196)	(6,427,663)	(33,059,908)	(56,449,189)
(4,328,058)	(42,265,752)	(11,421,100)	(37,937,314)	2,204,774	20,143,293	(27,455,937)	(41,602,498)
9,117,161	(38,958,509)	(23,682,150)	(25,603,615)	7,539,084	24,884,811	(28,152,209)	(44,240,756)

82,538,950	121,497,459	69,721,743	95,325,358	53,757,226	28,872,415	136,903,100	181,143,856
$91,656,111	$82,538,950	$46,039,593	$69,721,743	$61,296,310	$53,757,226	$108,750,891	$136,903,100

260,000	20,000	180,000	980,000	880,000	590,000	120,000	360,000 (a)
(300,000)	(510,000)	(450,000)	(1,980,000)	(860,000)	(150,000)	(790,000)	(1,510,000)(a)
880,000	1,370,000	1,460,000	2,460,000	1,150,000	710,000	3,380,000	4,530,000 (a)
840,000	880,000	1,190,000	1,460,000	1,170,000	1,150,000	2,710,000	3,380,000 (a)

29

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco Dorsey Wright Industrials Momentum ETF (PRN)		Invesco Dorsey Wright Technology Momentum ETF (PTF)
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$933,052	$559,613	$(1,324,297)	$(419,523)
Net realized gain (loss)	12,489,515	26,874,047	36,003,086	78,183,467
Change in net unrealized appreciation (depreciation)	(20,278,138)	24,823,696	(23,129,590)	5,465,472
Net increase (decrease) in net assets resulting from operations	(6,855,571)	52,257,356	11,549,199	83,229,416
Distributions to Shareholders from:
Distributable earnings	(1,198,981)	(686,510)	(1,111,988)	(221,495)
Shareholder Transactions:
Proceeds from shares sold	303,167,388	148,235,572	432,528,386	421,158,134
Value of shares repurchased	(195,558,519)	(108,428,015)	(463,936,513)	(359,148,422)
Net increase (decrease) in net assets resulting from share transactions	107,608,869	39,807,557	(31,408,127)	62,009,712
Net increase (decrease) in net assets	99,554,317	91,378,403	(20,970,916)	145,017,633
Net assets:
Beginning of year	219,821,844	128,443,441	375,314,500	230,296,867
End of year	$319,376,161	$219,821,844	$354,343,584	$375,314,500
Changes in Shares Outstanding:
Shares sold	2,010,000	1,200,000	6,260,000	8,150,000 (a)
Shares repurchased	(1,350,000)	(890,000)	(7,200,000)	(6,910,000)(a)
Shares outstanding, beginning of year	1,670,000	1,360,000	6,970,000	5,730,000 (a)
Shares outstanding, end of year	2,330,000	1,670,000	6,030,000	6,970,000 (a)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dorsey Wright Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
2025	2024	2025	2024

$1,124,877	$933,967	$(1,812,026)	$(2,305,036)
5,650,445	(1,880,430)	57,382,116	41,353,450
5,052,931	2,145,336	72,646,149	148,852,755
11,828,253	1,198,873	128,216,239	187,901,169

(1,169,663)	(926,651)	-	-

49,271,895	4,036,574	94,449,331	173,209,510
(28,438,671)	(8,925,892)	(155,911,587)	(164,508,320)
20,833,224	(4,889,318)	(61,462,256)	8,701,190
31,491,814	(4,617,096)	66,753,983	196,602,359

38,692,402	43,309,498	724,886,935	528,284,576
$70,184,216	$38,692,402	$791,640,918	$724,886,935

1,310,000	130,000	2,040,000	4,840,000 (b)
(730,000)	(280,000)	(3,500,000)	(4,620,000)(b)
1,140,000	1,290,000	19,020,000	18,800,000 (b)
1,720,000	1,140,000	17,560,000	19,020,000 (b)

31

Financial Highlights
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$87.55	$81.96	$91.81	$85.67	$47.51
Net investment income(a)	0.83	0.95	1.00	0.35	0.47
Net realized and unrealized gain (loss) on investments	(4.67)	5.69 (b)	(9.87)	6.16	38.31
Total from investment operations	(3.84)	6.64	(8.87)	6.51	38.78
Distributions to shareholders from:
Net investment income	(1.00)	(1.05)	(0.98)	(0.37)	(0.62)
Net asset value at end of year	$82.71	$87.55	$81.96	$91.81	$85.67
Market price at end of year(c)	$82.70	$87.56	$81.92	$91.90	$85.68
Net Asset Value Total Return(d)	(4.47)%	8.16%	(9.61)%	7.61%	82.25%
Market Price Total Return(d)	(4.49)%	8.22%	(9.74)%	7.70%	81.80%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$46,316	$63,913	$156,536	$187,288	$114,802
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.78%	0.72%	0.73%	0.70%	0.82%
Net investment income	0.92%	1.16%	1.21%	0.38%	0.70%
Portfolio turnover rate(e)	69%	68%	86%	125%	132%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$90.17	$68.98	$70.40	$89.43	$41.64
Net investment income (loss)(a)	(0.01)	0.29	0.53	0.22	(0.00)(b)
Net realized and unrealized gain (loss) on investments	(3.69)	21.28	(1.46)	(19.05)	47.98
Total from investment operations	(3.70)	21.57	(0.93)	(18.83)	47.98
Distributions to shareholders from:
Net investment income	-	(0.38)	(0.49)	(0.20)	(0.19)
Net asset value at end of year	$86.47	$90.17	$68.98	$70.40	$89.43
Market price at end of year(c)	$86.35	$90.15	$69.03	$70.54	$89.37
Net Asset Value Total Return(d)	(4.10)%	31.40%	(1.27)%	(21.10)%	115.43%
Market Price Total Return(d)	(4.21)%	31.27%	(1.40)%	(20.90)%	115.13%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$51,016	$58,612	$22,765	$38,718	$126,992
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.78%	0.82%	1.01%	0.73%	0.80%
Net investment income (loss)	(0.01)%	0.37%	0.80%	0.25%	(0.00)%(e)
Portfolio turnover rate(f)	189%	186%	192%	227%	163%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$93.79	$88.68	$84.36	$94.26	$60.84
Net investment income(a)	0.67	0.90	1.68 (b)	1.21	0.73
Net realized and unrealized gain (loss) on investments	15.31	5.38	4.34	(9.89)	33.35
Total from investment operations	15.98	6.28	6.02	(8.68)	34.08
Distributions to shareholders from:
Net investment income	(0.66)	(1.17)	(1.70)	(1.22)	(0.66)
Net asset value at end of year	$109.11	$93.79	$88.68	$84.36	$94.26
Market price at end of year(c)	$109.05	$93.81	$88.68	$84.28	$94.31
Net Asset Value Total Return(d)	17.09%	7.16%	7.34%	(9.27)%	56.25%
Market Price Total Return(d)	17.00%	7.18%	7.44%	(9.41)%	56.42%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$91,656	$82,539	$121,497	$99,540	$111,221
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.74%	0.73%	0.73%	0.73%	0.75%
Net investment income	0.65%	1.03%	2.04%(b)	1.34%	0.93%
Portfolio turnover rate(e)	104%	102%	135%	94%	97%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.24 and 1.51%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dorsey Wright Energy Momentum ETF (PXI)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$47.75	$38.75	$42.01	$24.49	$15.20
Net investment income(a)	0.79	0.63	1.47	0.32	0.17
Net realized and unrealized gain (loss) on investments	(9.10)	9.03	(3.24)	17.47	9.33
Total from investment operations	(8.31)	9.66	(1.77)	17.79	9.50
Distributions to shareholders from:
Net investment income	(0.75)	(0.66)	(1.49)	(0.27)	(0.21)
Net asset value at end of year	$38.69	$47.75	$38.75	$42.01	$24.49
Market price at end of year(b)	$38.65	$47.77	$38.73	$42.02	$24.51
Net Asset Value Total Return(c)	(17.60)%	25.14%	(4.42)%	72.99%	63.39%
Market Price Total Return(c)	(17.72)%	25.26%	(4.50)%	72.89%	63.10%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$46,040	$69,722	$95,325	$240,703	$139,581
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.78%	0.75%	0.70%	0.70%	0.85%
Net investment income	1.74%	1.44%	3.37%	1.00%	0.86%
Portfolio turnover rate(d)	96%	171%	147%	115%	196%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$46.75	$40.67	$45.50	$51.11	$31.88
Net investment income(a)	0.45	0.56	0.60	0.75	0.47
Net realized and unrealized gain (loss) on investments	6.77	6.32	(4.74)	(5.61)	19.34
Total from investment operations	7.22	6.88	(4.14)	(4.86)	19.81
Distributions to shareholders from:
Net investment income	(1.58)	(0.80)	(0.69)	(0.75)	(0.58)
Net asset value at end of year	$52.39	$46.75	$40.67	$45.50	$51.11
Market price at end of year(b)	$52.36	$46.78	$40.63	$45.43	$51.16
Net Asset Value Total Return(c)	15.37%	17.05%	(9.05)%	(9.63)%	62.64%
Market Price Total Return(c)	15.24%	17.24%	(9.00)%	(9.85)%	62.90%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$61,296	$53,757	$28,872	$84,170	$55,708
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.73%	0.71%	0.79%	0.70%	0.82%
Net investment income	0.83%	1.26%	1.44%	1.44%	1.16%
Portfolio turnover rate(d)	127%	138%	144%	153%	167%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$40.50	$39.99	$40.53	$52.12	$32.77
Net investment income (loss)(b)	(0.05)	(0.07)	(0.01)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.29)	0.58 (c)	(0.53)	(11.35)	19.51
Total from investment operations	(0.34)	0.51	(0.54)	(11.59)	19.35
Distributions to shareholders from:
Net investment income	(0.03)	-	-	-	-
Net asset value at end of year	$40.13	$40.50	$39.99	$40.53	$52.12
Market price at end of year(d)	$40.08	$40.50	$39.97	$40.50	$52.05
Net Asset Value Total Return(e)	(0.86)%	1.28%	(1.34)%	(22.24)%	59.04%
Market Price Total Return(e)	(0.98)%	1.32%	(1.31)%	(22.18)%	58.54%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$108,751	$136,903	$181,144	$273,584	$558,234
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.72%	0.71%	0.71%	0.68%	0.67%
Net investment income (loss)	(0.10)%	(0.18)%	(0.02)%	(0.47)%	(0.32)%
Portfolio turnover rate(f)	221%	265%	219%	204%	217%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$131.63	$94.44	$90.58	$102.57	$61.51
Net investment income(a)	0.43	0.39	0.83	0.14	0.05
Net realized and unrealized gain (loss) on investments	5.54 (b)	37.29	3.91	(11.97)	41.11
Total from investment operations	5.97	37.68	4.74	(11.83)	41.16
Distributions to shareholders from:
Net investment income	(0.53)	(0.49)	(0.88)	(0.16)	(0.10)
Net asset value at end of year	$137.07	$131.63	$94.44	$90.58	$102.57
Market price at end of year(c)	$136.97	$131.74	$94.45	$90.42	$102.49
Net Asset Value Total Return(d)	4.49%	40.00%	5.32%	(11.56)%	66.98%
Market Price Total Return(d)	4.33%	40.11%	5.52%	(11.64)%	66.28%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$319,376	$219,822	$128,443	$173,908	$314,886
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.69%	0.61%	0.65%	0.63%	0.64%
Net investment income	0.29%	0.34%	0.92%	0.13%	0.06%
Portfolio turnover rate(e)	152%	78%	142%	152%	169%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$53.85	$40.19	$39.36	$47.63	$25.54
Net investment income (loss)(b)	(0.18)	(0.06)	(0.06)	(0.15)	(0.15)
Net realized and unrealized gain (loss) on investments	5.24	13.76	0.89	(8.12)	22.24
Total from investment operations	5.06	13.70	0.83	(8.27)	22.09
Distributions to shareholders from:
Net investment income	(0.15)	(0.04)	-	-	-
Net asset value at end of year	$58.76	$53.85	$40.19	$39.36	$47.63
Market price at end of year(c)	$58.72	$53.85	$40.18	$39.37	$47.62
Net Asset Value Total Return(d)	9.36%	34.09%	2.13%	(17.37)%	86.48%
Market Price Total Return(d)	9.29%	34.14%	2.05%	(17.33)%	86.28%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$354,344	$375,315	$230,297	$205,439	$297,237
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.68%	0.68%	0.71%	0.69%	0.69%
Net investment income (loss)	(0.28)%	(0.13)%	(0.16)%	(0.31)%	(0.37)%
Portfolio turnover rate(e)	222%	181%	158%	207%	172%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$33.94	$33.57	$35.29	$34.30	$30.19
Net investment income(a)	0.86	0.81	0.72	0.73	0.64
Net realized and unrealized gain (loss) on investments	6.91	0.36	(1.77)	0.98	4.27
Total from investment operations	7.77	1.17	(1.05)	1.71	4.91
Distributions to shareholders from:
Net investment income	(0.91)	(0.80)	(0.67)	(0.72)	(0.80)
Net asset value at end of year	$40.80	$33.94	$33.57	$35.29	$34.30
Market price at end of year(b)	$40.78	$33.94	$33.57	$35.27	$34.24
Net Asset Value Total Return(c)	23.05%	3.64%	(3.00)%	5.08%	16.63%
Market Price Total Return(c)	22.99%	3.64%	(2.95)%	5.20%	16.05%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$70,184	$38,692	$43,309	$55,762	$49,728
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.81%	0.84%	0.78%	0.81%	0.81%
Net investment income	2.22%	2.52%	2.09%	2.12%	2.06%
Portfolio turnover rate(d)	53%	49%	60%	61%	64%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco NASDAQ Internet ETF (PNQI)
	Years Ended April 30,
	2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$38.11	$28.10	$27.99	$48.83	$29.36
Net investment income (loss)(b)	(0.10)	(0.12)	(0.09)	(0.24)	(0.23)
Net realized and unrealized gain (loss) on investments	7.07	10.13	0.20	(20.60)	19.70
Total from investment operations	6.97	10.01	0.11	(20.84)	19.47
Net asset value at end of year	$45.08	$38.11	$28.10	$27.99	$48.83
Market price at end of year(c)	$45.01	$38.11	$28.10	$27.95	$48.87
Net Asset Value Total Return(d)	18.29%	35.61%	0.40%	(42.68)%	66.30%
Market Price Total Return(d)	18.11%	35.60%	0.54%	(42.81)%	66.50%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$791,641	$724,887	$528,285	$556,918	$1,069,442
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.23)%	(0.36)%	(0.36)%	(0.55)%	(0.54)%
Portfolio turnover rate(e)	15%	29%	21%	29%	27%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	"Dorsey Wright Basic Materials Momentum ETF"
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	"Dorsey Wright Consumer Cyclicals Momentum ETF"
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	"Dorsey Wright Consumer Staples Momentum ETF"
Invesco Dorsey Wright Energy Momentum ETF (PXI)	"Dorsey Wright Energy Momentum ETF"
Invesco Dorsey Wright Financial Momentum ETF (PFI)	"Dorsey Wright Financial Momentum ETF"
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	"Dorsey Wright Healthcare Momentum ETF"
Invesco Dorsey Wright Industrials Momentum ETF (PRN)	"Dorsey Wright Industrials Momentum ETF"
Invesco Dorsey Wright Technology Momentum ETF (PTF)	"Dorsey Wright Technology Momentum ETF"
Invesco Dorsey Wright Utilities Momentum ETF (PUI)	"Dorsey Wright Utilities Momentum ETF"
Invesco NASDAQ Internet ETF (PNQI)	"NASDAQ Internet ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical LeadersTM Index
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical LeadersTM Index
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical LeadersTM Index
Dorsey Wright Energy Momentum ETF	Dorsey Wright® Energy Technical LeadersTM Index
Dorsey Wright Financial Momentum ETF	Dorsey Wright® Financials Technical LeadersTM Index
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical LeadersTM Index
Dorsey Wright Industrials Momentum ETF	Dorsey Wright® Industrials Technical LeadersTM Index
Dorsey Wright Technology Momentum ETF	Dorsey Wright® Technology Technical LeadersTM Index
Dorsey Wright Utilities Momentum ETF	Dorsey Wright® Utilities Technical LeadersTM Index
NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

40

settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant

41

governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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F.
Expenses - Each Fund (except for NASDAQ Internet ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by

43

the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright Basic Material Momentum ETF	$5,891
Dorsey Wright Consumer Cyclicals Momentum ETF	7,006
Dorsey Wright Consumer Staples Momentum ETF	1,450
Dorsey Wright Energy Momentum ETF	1,514
Dorsey Wright Financial Momentum ETF	1,445
Dorsey Wright Healthcare Momentum ETF	44,299
Dorsey Wright Industrials Momentum ETF	44,618
Dorsey Wright Technology Momentum ETF	47,625
Dorsey Wright Utilities Momentum ETF	885
NASDAQ Internet ETF	5,248

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the

44

investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.

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During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of NASDAQ Internet ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

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For the fiscal year ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Dorsey Wright Basic Materials Momentum ETF	$105,123
Dorsey Wright Consumer Cyclicals Momentum ETF	119,716
Dorsey Wright Consumer Staples Momentum ETF	124,703
Dorsey Wright Energy Momentum ETF	115,902
Dorsey Wright Financial Momentum ETF	89,215
Dorsey Wright Healthcare Momentum ETF	166,942
Dorsey Wright Industrials Momentum ETF	292,139
Dorsey Wright Technology Momentum ETF	385,597
Dorsey Wright Utilities Momentum ETF	104,135
NASDAQ Internet ETF	115
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28
Dorsey Wright Basic Materials Momentum ETF	$433,405	$191,801	$136,622	$104,982
Dorsey Wright Consumer Cyclicals Momentum ETF	301,590	108,291	73,699	119,600
Dorsey Wright Consumer Staples Momentum ETF	407,789	160,546	122,702	124,541
Dorsey Wright Energy Momentum ETF	472,608	218,338	138,515	115,755
Dorsey Wright Financial Momentum ETF	230,720	103,352	38,285	89,083
Dorsey Wright Healthcare Momentum ETF	582,007	257,024	158,255	166,728
Dorsey Wright Industrials Momentum ETF	381,246	59,111	30,385	291,750
Dorsey Wright Technology Momentum ETF	882,689	232,413	265,022	385,254
Dorsey Wright Utilities Momentum ETF	305,092	110,535	90,519	104,038
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Energy Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Financial Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Industrials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Technology Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Utilities Momentum ETF	Dorsey Wright & Associates, LLC
NASDAQ Internet ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the fiscal year ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright Basic Materials Momentum ETF	$15,787
Dorsey Wright Consumer Cyclicals Momentum ETF	31,168
Dorsey Wright Consumer Staples Momentum ETF	23,000
Dorsey Wright Energy Momentum ETF	27,717
Dorsey Wright Financial Momentum ETF	21,554
Dorsey Wright Healthcare Momentum ETF	88,116
Dorsey Wright Industrials Momentum ETF	51,770
Dorsey Wright Technology Momentum ETF	155,643
Dorsey Wright Utilities Momentum ETF	11,532
NASDAQ Internet ETF	7,076
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$46,311,236	$-	$-	$46,311,236
Money Market Funds	130,424	7,286,137	-	7,416,561
Total Investments	$46,441,660	$7,286,137	$-	$53,727,797
Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,984,758	$-	$-	$50,984,758
Money Market Funds	136,511	12,486,292	-	12,622,803
Total Investments	$51,121,269	$12,486,292	$-	$63,607,561
Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$91,543,695	$-	$-	$91,543,695
Money Market Funds	208,916	17,392,741	-	17,601,657
Total Investments	$91,752,611	$17,392,741	$-	$109,145,352

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	Level 1	Level 2	Level 3	Total
Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$45,969,480	$-	$-	$45,969,480
Money Market Funds	156,950	9,843,999	-	10,000,949
Total Investments	$46,126,430	$9,843,999	$-	$55,970,429
Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,291,272	$-	$-	$61,291,272
Money Market Funds	111,055	5,174,436	-	5,285,491
Total Investments	$61,402,327	$5,174,436	$-	$66,576,763
Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,658,707	$-	$-	$108,658,707
Money Market Funds	249,261	35,346,467	-	35,595,728
Total Investments	$108,907,968	$35,346,467	$-	$144,254,435
Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$319,116,177	$-	$-	$319,116,177
Money Market Funds	576,679	69,902,694	-	70,479,373
Total Investments	$319,692,856	$69,902,694	$-	$389,595,550
Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$354,530,273	$-	$-	$354,530,273
Money Market Funds	285,703	61,145,825	-	61,431,528
Total Investments	$354,815,976	$61,145,825	$-	$415,961,801
Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$70,166,080	$-	$-	$70,166,080
Money Market Funds	94,565	9,054,462	-	9,149,027
Total Investments	$70,260,645	$9,054,462	$-	$79,315,107
NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$791,843,447	$-	$-	$791,843,447
Money Market Funds	160,647	58,001,629	-	58,162,276
Total Investments	$792,004,094	$58,001,629	$-	$850,005,723
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Dorsey Wright Basic Materials Momentum ETF	$636,031	$1,272,105
Dorsey Wright Consumer Cyclicals Momentum ETF	-	166,069
Dorsey Wright Consumer Staples Momentum ETF	574,678	1,240,892
Dorsey Wright Energy Momentum ETF	1,081,146	1,476,198
Dorsey Wright Financial Momentum ETF	1,981,604	574,350
Dorsey Wright Healthcare Momentum ETF	83,222	-
Dorsey Wright Industrials Momentum ETF	1,198,981	686,510
Dorsey Wright Technology Momentum ETF	1,111,988	221,495
Dorsey Wright Utilities Momentum ETF	1,169,663	926,651
NASDAQ Internet ETF	-	-

*	Includes short-term capital gain distributions, if any.

49

Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Dorsey Wright Basic Materials Momentum ETF	$-	$(70,685)	$3,447,110	$(104,741,757)	$-	$147,681,107	$46,315,775
Dorsey Wright Consumer Cyclicals Momentum ETF	-	(66,996)	1,590,363	(87,495,985)	-	136,989,098	51,016,480
Dorsey Wright Consumer Staples Momentum ETF	41,472	(72,784)	16,106,684	(121,133,485)	-	196,714,224	91,656,111
Dorsey Wright Energy Momentum ETF	58,791	(78,978)	(1,020,180)	(212,222,682)	-	259,302,642	46,039,593
Dorsey Wright Financial Momentum ETF	-	(64,110)	3,279,259	(47,559,133)	-	105,640,294	61,296,310
Dorsey Wright Healthcare Momentum ETF	-	(81,412)	4,181,999	(331,245,006)	-	435,895,310	108,750,891
Dorsey Wright Industrials Momentum ETF	-	(73,597)	16,466,880	(143,699,957)	-	446,682,835	319,376,161
Dorsey Wright Technology Momentum ETF	-	(73,898)	(2,553,401)	(321,545,475)	-	678,516,358	354,343,584
Dorsey Wright Utilities Momentum ETF	22,429	(67,678)	5,208,933	(32,346,802)	-	97,367,334	70,184,216
NASDAQ Internet ETF	-	-	137,742,415	(174,258,142)	(886,876)	829,043,521	791,640,918
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright Basic Materials Momentum ETF	$90,734,270	$14,007,487	$104,741,757
Dorsey Wright Consumer Cyclicals Momentum ETF	87,495,985	-	87,495,985
Dorsey Wright Consumer Staples Momentum ETF	116,383,593	4,749,892	121,133,485
Dorsey Wright Energy Momentum ETF	178,286,226	33,936,456	212,222,682
Dorsey Wright Financial Momentum ETF	47,559,133	-	47,559,133
Dorsey Wright Healthcare Momentum ETF	331,245,006	-	331,245,006
Dorsey Wright Industrials Momentum ETF	143,699,957	-	143,699,957
Dorsey Wright Technology Momentum ETF	321,545,475	-	321,545,475
Dorsey Wright Utilities Momentum ETF	27,861,033	4,485,769	32,346,802
NASDAQ Internet ETF	68,045,802	106,212,340	174,258,142

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright Basic Materials Momentum ETF	$39,923,513	$39,944,381
Dorsey Wright Consumer Cyclicals Momentum ETF	129,847,235	130,362,388
Dorsey Wright Consumer Staples Momentum ETF	94,438,380	94,425,464
Dorsey Wright Energy Momentum ETF	62,661,346	62,650,004
Dorsey Wright Financial Momentum ETF	87,994,919	87,874,352
Dorsey Wright Healthcare Momentum ETF	293,383,057	294,512,995
Dorsey Wright Industrials Momentum ETF	495,087,326	494,633,631
Dorsey Wright Technology Momentum ETF	1,084,595,928	1,083,694,389
Dorsey Wright Utilities Momentum ETF	26,770,680	26,755,261
NASDAQ Internet ETF	121,523,219	121,949,397

50

For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright Basic Materials Momentum ETF	$-	$15,461,011
Dorsey Wright Consumer Cyclicals Momentum ETF	49,770,636	53,320,806
Dorsey Wright Consumer Staples Momentum ETF	26,499,466	30,882,625
Dorsey Wright Energy Momentum ETF	8,666,588	20,059,344
Dorsey Wright Financial Momentum ETF	47,569,872	46,765,784
Dorsey Wright Healthcare Momentum ETF	5,605,648	31,893,303
Dorsey Wright Industrials Momentum ETF	303,010,179	196,162,557
Dorsey Wright Technology Momentum ETF	432,644,969	465,680,438
Dorsey Wright Utilities Momentum ETF	49,243,276	28,423,965
NASDAQ Internet ETF	94,656,871	156,112,411
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dorsey Wright Basic Materials Momentum ETF	$6,547,493	$(3,100,383)	$3,447,110	$50,280,687
Dorsey Wright Consumer Cyclicals Momentum ETF	3,438,477	(1,848,114)	1,590,363	62,017,198
Dorsey Wright Consumer Staples Momentum ETF	18,152,340	(2,045,656)	16,106,684	93,038,668
Dorsey Wright Energy Momentum ETF	5,089,418	(6,109,598)	(1,020,180)	56,990,609
Dorsey Wright Financial Momentum ETF	5,107,992	(1,828,733)	3,279,259	63,297,504
Dorsey Wright Healthcare Momentum ETF	7,834,478	(3,652,479)	4,181,999	140,072,436
Dorsey Wright Industrials Momentum ETF	24,340,847	(7,873,967)	16,466,880	373,128,670
Dorsey Wright Technology Momentum ETF	16,107,703	(18,661,104)	(2,553,401)	418,515,202
Dorsey Wright Utilities Momentum ETF	6,013,107	(804,174)	5,208,933	74,106,174
NASDAQ Internet ETF	226,097,759	(88,355,344)	137,742,415	712,263,308
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dorsey Wright Basic Materials Momentum ETF	$76,677	$(3,222,091)	$3,145,414
Dorsey Wright Consumer Cyclicals Momentum ETF	1,489	(8,310,168)	8,308,679
Dorsey Wright Consumer Staples Momentum ETF	-	(10,683,299)	10,683,299
Dorsey Wright Energy Momentum ETF	-	(1,981,944)	1,981,944
Dorsey Wright Financial Momentum ETF	1,502,267	(9,139,235)	7,636,968
Dorsey Wright Healthcare Momentum ETF	217,913	(3,551,560)	3,333,647
Dorsey Wright Industrials Momentum ETF	260,548	(36,963,302)	36,702,754
Dorsey Wright Technology Momentum ETF	2,787,361	(127,006,259)	124,218,898
Dorsey Wright Utilities Momentum ETF	-	(5,183,796)	5,183,796
NASDAQ Internet ETF	1,846,882	(56,520,463)	54,673,581
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. Interested Trustees do not receive any Trustees’ fees.

51

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

52

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF, Invesco Dorsey Wright Utilities Momentum ETF and Invesco NASDAQ Internet ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF, Invesco Dorsey Wright Utilities Momentum ETF and Invesco NASDAQ Internet ETF (ten of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

53

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Dorsey Wright Basic Materials Momentum ETF	0%	100%	100%	0%	0%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	0%	0%	0%	0%	0%
Invesco Dorsey Wright Consumer Staples Momentum ETF	0%	100%	100%	0%	0%
Invesco Dorsey Wright Energy Momentum ETF	0%	100%	100%	0%	0%
Invesco Dorsey Wright Financial Momentum ETF	6%	44%	44%	0%	0%
Invesco Dorsey Wright Healthcare Momentum ETF	0%	100%	100%	0%	0%
Invesco Dorsey Wright Industrials Momentum ETF	0%	100%	100%	0%	0%
Invesco Dorsey Wright Technology Momentum ETF	0%	0%	0%	0%	0%
Invesco Dorsey Wright Utilities Momentum ETF	0%	100%	100%	0%	0%
Invesco NASDAQ Internet ETF	0%	0%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

54

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays

55

Approval of Investment Advisory Contracts—(continued)
its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses
●
0.07% of the Fund’s average daily net assets for Invesco Dow Jones Industrial Average Dividend ETF;
●
0.20% of the Fund’s average daily net assets for each of Invesco S&P 500® Equal Weight ETF and Invesco S&P 500® Top 50 ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco S&P 500 BuyWrite ETF and Invesco Bloomberg MVP Multi-factor ETF;
●
0.35% of the Fund’s average daily net assets for each of Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® GARP ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF;
●
0.60% of the Fund’s average daily net assets for Invesco NASDAQ Internet ETF; and
●
0.40% of the Fund’s average daily net assets for each other Fund.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF	X		X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF	X		X
Invesco S&P 500® Equal Weight ETF	X		X
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF	X		X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF	X	X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF			X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X

56

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

57

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration

58

Approval of Investment Advisory Contracts—(continued)
statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
●
0.15% of the Fund’s average daily net assets for Invesco S&P 500® Quality ETF;
●
0.25% of the Fund’s average daily net assets for each of Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.40% of the Fund’s average daily net assets for each of Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF; and
●
0.50% of the Fund’s average daily net assets for each other Fund.
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund’s average daily net assets, at least until August 31, 2027, as set forth below:
●
0.15%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 500® Quality ETF;
●
0.25%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF;
●
0.60%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF and Invesco Dorsey Wright Utilities Momentum ETF; and
●
0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Aerospace & Defense ETF, Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco BuyBack AchieversTM ETF, Invesco Dorsey Wright Momentum ETF, Invesco Energy Exploration & Production ETF, Invesco Financial Preferred ETF, Invesco Food & Beverage ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco Leisure and Entertainment ETF, Invesco MSCI

59

Approval of Investment Advisory Contracts—(continued)
Sustainable Future ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF, Invesco Semiconductors ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X

60

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF		X	X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF		X	X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X

61

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.

62

Approval of Investment Advisory Contracts—(continued)
Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

63

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

64

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SEC-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2025
PPA	Invesco Aerospace & Defense ETF
UPGD	Invesco Bloomberg Analyst Rating Improvers ETF
PDP	Invesco Dorsey Wright Momentum ETF
PSP	Invesco Global Listed Private Equity ETF
PGJ	Invesco Golden Dragon China ETF
ERTH	Invesco MSCI Sustainable Future ETF
PBP	Invesco S&P 500 BuyWrite ETF
SPHQ	Invesco S&P 500® Quality ETF
CSD	Invesco S&P Spin-Off ETF
PHO	Invesco Water Resources ETF
PBW	Invesco WilderHill Clean Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aerospace & Defense-75.46%
AAR Corp.(b)	236,009	$12,617,041
AeroVironment, Inc.(b)(c)	185,434	28,096,960
Axon Enterprise, Inc.(b)	276,544	169,604,435
Boeing Co. (The)(b)	1,942,521	355,947,548
BWX Technologies, Inc.	478,836	52,250,584
Cadre Holdings, Inc.	213,488	6,223,175
CAE, Inc. (Canada)(b)	2,101,494	52,579,380
Curtiss-Wright Corp.	172,085	59,350,396
Ducommun, Inc.(b)	97,684	5,599,247
Elbit Systems Ltd. (Israel)	293,080	116,496,369
General Dynamics Corp.	799,109	217,453,541
General Electric Co.	1,694,945	341,599,215
HEICO Corp.(c)	321,527	80,626,111
Hexcel Corp.	495,833	24,033,026
Howmet Aerospace, Inc.	1,392,765	193,009,374
Huntington Ingalls Industries, Inc.(c)	246,213	56,712,702
Karman Holdings, Inc.(b)(c)	868,592	31,052,164
Kratos Defense & Security Solutions, Inc.(b)(c)	1,004,413	33,934,093
L3Harris Technologies, Inc.	876,200	192,781,524
Leonardo DRS, Inc.(c)	1,603,070	59,249,467
Loar Holdings, Inc.(b)(c)	317,148	29,995,858
Lockheed Martin Corp.	786,876	375,930,009
Mercury Systems, Inc.(b)(c)	392,204	19,610,200
Moog, Inc., Class A	139,605	23,348,936
Northrop Grumman Corp.	510,763	248,486,199
Rocket Lab USA, Inc.(b)(c)	1,601,021	34,886,248
RTX Corp.	2,613,850	329,684,900
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	770,608	27,741,888
StandardAero, Inc.(b)(c)	2,131,986	57,606,262
Textron, Inc.	881,351	62,020,670
TransDigm Group, Inc.(c)	135,372	191,290,112
Triumph Group, Inc.(b)	486,194	12,349,328
V2X, Inc.(b)	180,463	8,979,839
Woodward, Inc.(c)	249,361	46,772,643
		3,557,919,444
Communications Equipment-0.14%
Viasat, Inc.(b)(c)	708,599	6,568,713
Diversified Telecommunication Services-0.13%
Iridium Communications, Inc.(c)	264,650	6,386,004
Electrical Equipment-2.41%
Eaton Corp. PLC	386,161	113,674,214
Electronic Equipment, Instruments & Components-4.16%
Amphenol Corp., Class A	1,352,971	104,111,118
Keysight Technologies, Inc.(b)	182,844	26,585,518
OSI Systems, Inc.(b)(c)	79,687	16,315,116
Teledyne Technologies, Inc.(b)	92,330	43,028,550
TTM Technologies, Inc.(b)	307,202	6,150,184
		196,190,486
	Shares	Value
Industrial Conglomerates-4.36%
Honeywell International, Inc.	975,670	$205,378,535
Machinery-3.80%
Oshkosh Corp.	120,592	10,100,786
Parker-Hannifin Corp.	279,241	168,957,559
		179,058,345
Metals & Mining-0.87%
ATI, Inc.(b)	752,710	40,932,370
Professional Services-6.63%
Amentum Holdings, Inc.(b)	1,043,761	22,774,865
BlackSky Technology, Inc.(b)(c)	207,907	1,738,103
Booz Allen Hamilton Holding Corp.	553,164	66,390,743
CACI International, Inc., Class A(b)(c)	131,863	60,376,112
KBR, Inc.	660,020	34,855,656
Leidos Holdings, Inc.	520,919	76,668,858
Parsons Corp.(b)(c)	301,719	20,172,932
Science Applications International Corp.(c)	244,696	29,615,557
		312,592,826
Software-2.03%
C3.ai, Inc., Class A(b)(c)	208,922	4,598,373
Palantir Technologies, Inc., Class A(b)	770,113	91,212,184
		95,810,557
Total Common Stocks & Other Equity Interests (Cost $3,883,665,048)		4,714,511,494

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $2,020,998)	2,020,998	2,020,998
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $3,885,686,046)		4,716,532,492
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.28%
Invesco Private Government Fund, 4.32%(d)(e)(f)	96,657,557	96,657,557
Invesco Private Prime Fund, 4.46%(d)(e)(f)	246,324,910	246,374,175
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $343,049,449)		343,031,732
TOTAL INVESTMENTS IN SECURITIES-107.31% (Cost $4,228,735,495)		5,059,564,224
OTHER ASSETS LESS LIABILITIES-(7.31)%		(344,666,130)
NET ASSETS-100.00%		$4,714,898,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$48,194,790	$(46,173,792)	$-	$-	$2,020,998	$86,705
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,845,661	527,146,215	(468,334,319)	-	-	96,657,557	2,754,691 *
Invesco Private Prime Fund	97,337,606	964,354,620	(815,293,208)	242	(25,085)	246,374,175	7,352,834 *
Total	$135,183,267	$1,539,695,625	$(1,329,801,319)	$242	$(25,085)	$345,052,730	$10,194,230

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-2.23%
Verizon Communications, Inc.	52,490	$2,312,710
Consumer Discretionary-6.99%
Best Buy Co., Inc.	24,174	1,612,164
Carvana Co.(b)	7,814	1,909,351
Lowe’s Cos., Inc.	8,928	1,995,944
Tesla, Inc.(b)	6,107	1,723,151
		7,240,610
Consumer Staples-17.15%
Albertson’s Cos., Inc., Class A(c)	107,407	2,360,806
Clorox Co. (The)	14,597	2,077,153
Conagra Brands, Inc.	90,779	2,243,149
Hormel Foods Corp.(c)	77,208	2,308,519
Kimberly-Clark Corp.	15,988	2,106,899
Kroger Co. (The)	33,692	2,432,899
McCormick & Co., Inc.(c)	28,037	2,149,316
The Campbell’s Company(c)	57,071	2,080,809
		17,759,550
Energy-6.06%
Hess Corp.	14,775	1,906,714
Kinder Morgan, Inc.	82,013	2,156,942
Williams Cos., Inc. (The)	37,834	2,215,937
		6,279,593
Financials-1.79%
PayPal Holdings, Inc.(b)	28,104	1,850,367
Health Care-7.42%
Illumina, Inc.(b)(c)	21,381	1,659,165
Johnson & Johnson	13,967	2,183,182
Mettler-Toledo International, Inc.(b)	1,690	1,809,263
Waters Corp.(b)	5,827	2,026,223
		7,677,833
Industrials-27.23%
3M Co.	14,662	2,036,698
Automatic Data Processing, Inc.	7,041	2,116,525
C.H. Robinson Worldwide, Inc.	22,273	1,987,197
Cummins, Inc.	5,704	1,676,063
Expeditors International of Washington, Inc.	18,968	2,084,773
Graco, Inc.	25,258	2,061,305
Illinois Tool Works, Inc.(c)	8,339	2,000,609
Lockheed Martin Corp.	5,094	2,433,659
Northrop Grumman Corp.	5,087	2,474,826
Rockwell Automation, Inc.	7,357	1,822,182
RTX Corp.	17,584	2,217,870
Stanley Black & Decker, Inc.	24,944	1,497,139
United Parcel Service, Inc., Class B	19,150	1,824,995
United Rentals, Inc.	3,105	1,960,652
		28,194,493
	Shares	Value
Information Technology-16.00%
Cisco Systems, Inc.	33,964	$1,960,742
Fair Isaac Corp.(b)	1,256	2,499,038
Juniper Networks, Inc.	61,191	2,222,457
NetApp, Inc.	17,685	1,587,229
Okta, Inc.(b)	22,739	2,550,406
Seagate Technology Holdings PLC	21,381	1,946,312
Texas Instruments, Inc.	11,218	1,795,441
Zoom Communications, Inc., Class A(b)	25,857	2,004,952
		16,566,577
Materials-7.79%
Amcor PLC(c)	215,906	1,986,335
Ecolab, Inc.	8,272	2,079,829
RPM International, Inc.	17,900	1,910,825
Steel Dynamics, Inc.	16,103	2,088,720
		8,065,709
Utilities-7.11%
Consolidated Edison, Inc.	23,146	2,609,712
Exelon Corp.	51,701	2,424,777
WEC Energy Group, Inc.	21,289	2,331,571
		7,366,060
Total Common Stocks & Other Equity Interests (Cost $105,085,524)		103,313,502
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $99,437)	99,437	99,437
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $105,184,961)		103,412,939
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.61%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,821,775	2,821,775
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,058,732	5,059,744
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,881,519)		7,881,519
TOTAL INVESTMENTS IN SECURITIES-107.47% (Cost $113,066,480)		111,294,458
OTHER ASSETS LESS LIABILITIES-(7.47)%		(7,740,271)
NET ASSETS-100.00%		$103,554,187
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,987,161	$(2,887,724)	$-	$-	$99,437	$2,440
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	80,022,952	(77,201,177)	-	-	2,821,775	137,077 *
Invesco Private Prime Fund	-	163,123,542	(158,062,551)	-	(1,247)	5,059,744	364,363 *
Total	$-	$246,133,655	$(238,151,452)	$-	$(1,247)	$7,980,956	$503,880

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Momentum ETF (PDP)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.85%
Alphabet, Inc., Class A	75,167	$11,936,520
Meta Platforms, Inc., Class A	24,863	13,649,787
Netflix, Inc.(b)	14,580	16,500,478
T-Mobile US, Inc.	62,591	15,456,847
		57,543,632
Consumer Discretionary-13.72%
AutoZone, Inc.(b)	2,239	8,424,461
Booking Holdings, Inc.	1,584	8,077,260
DoorDash, Inc., Class A(b)	59,156	11,410,601
Garmin Ltd.	39,684	7,415,749
Hilton Worldwide Holdings, Inc.	30,972	6,983,567
Marriott International, Inc., Class A	29,004	6,919,774
O’Reilly Automotive, Inc.(b)	25,890	36,639,528
Planet Fitness, Inc., Class A(b)	68,182	6,449,335
Ralph Lauren Corp.	33,699	7,580,590
Royal Caribbean Cruises Ltd.(c)	70,244	15,096,138
Tapestry, Inc.	105,084	7,424,185
Taylor Morrison Home Corp., Class A(b)(c)	122,086	7,001,632
Texas Roadhouse, Inc.	49,798	8,264,476
TJX Cos., Inc. (The)	135,069	17,380,679
Williams-Sonoma, Inc.	48,864	7,548,022
		162,615,997
Consumer Staples-9.18%
BellRing Brands, Inc.(b)	132,048	10,186,183
BJ’s Wholesale Club Holdings, Inc.(b)	107,096	12,590,206
Casey’s General Stores, Inc.	19,067	8,820,204
Coca-Cola Consolidated, Inc.	9,936	13,471,328
Costco Wholesale Corp.	21,741	21,621,424
Performance Food Group Co.(b)	136,819	11,035,821
Sprouts Farmers Market, Inc.(b)	121,104	20,708,784
US Foods Holding Corp.(b)	157,114	10,316,105
		108,750,055
Energy-5.25%
Antero Midstream Corp.	754,392	12,485,188
Antero Resources Corp.(b)	166,222	5,789,512
Targa Resources Corp.	148,217	25,330,285
Texas Pacific Land Corp.(c)	6,895	8,886,759
Williams Cos., Inc. (The)	166,409	9,746,575
		62,238,319
Financials-22.26%
Aflac, Inc.	65,970	7,169,620
American Express Co.	25,161	6,703,142
American International Group, Inc.	85,209	6,946,238
Ameriprise Financial, Inc.	17,154	8,079,877
Aon PLC, Class A	35,491	12,591,852
Arthur J. Gallagher & Co.	39,999	12,827,279
Brown & Brown, Inc.	105,969	11,720,171
Equitable Holdings, Inc.	142,506	7,046,922
Fiserv, Inc.(b)	123,695	22,830,386
Goldman Sachs Group, Inc. (The)	12,375	6,775,931
Houlihan Lokey, Inc.	61,682	9,997,417
Intercontinental Exchange, Inc.	55,903	9,390,027
Mastercard, Inc., Class A	62,108	34,038,910
MGIC Investment Corp.	325,321	8,103,746
	Shares	Value
Financials-(continued)
Pinnacle Financial Partners, Inc.	64,467	$6,462,172
Primerica, Inc.	42,610	11,166,803
Progressive Corp. (The)	32,532	9,165,566
Raymond James Financial, Inc.	48,341	6,624,651
Ryan Specialty Holdings, Inc., Class A(c)	110,872	7,263,225
Stifel Financial Corp.	73,768	6,321,180
Toast, Inc., Class A(b)	212,905	7,575,160
Tradeweb Markets, Inc., Class A	49,025	6,780,157
Unum Group	148,113	11,502,456
Visa, Inc., Class A	50,165	17,332,007
Western Alliance Bancorporation	135,622	9,454,210
		263,869,105
Health Care-8.49%
Boston Scientific Corp.(b)	77,265	7,948,251
Cardinal Health, Inc.	62,097	8,773,685
Eli Lilly and Co.	19,833	17,828,875
Exelixis, Inc.(b)	185,602	7,266,318
Halozyme Therapeutics, Inc.(b)	106,576	6,545,898
Insmed, Inc.(b)(c)	162,728	11,716,416
Intuitive Surgical, Inc.(b)	28,803	14,856,587
Lantheus Holdings, Inc.(b)(c)	67,346	7,026,882
McKesson Corp.	16,302	11,619,903
Stryker Corp.	18,786	7,024,461
		100,607,276
Industrials-18.26%
AECOM	71,993	7,102,109
Applied Industrial Technologies, Inc.(c)	47,961	11,667,952
Automatic Data Processing, Inc.	26,475	7,958,385
Copart, Inc.(b)	569,629	34,764,458
Curtiss-Wright Corp.	25,302	8,726,407
Fastenal Co.	88,924	7,200,176
General Electric Co.	45,756	9,221,664
HEICO Corp.(c)	26,239	6,579,692
Howmet Aerospace, Inc.	134,200	18,597,436
Lennox International, Inc.	13,266	7,253,185
Parker-Hannifin Corp.	14,505	8,776,395
RBC Bearings, Inc.(b)	20,419	6,709,071
Republic Services, Inc.	36,956	9,266,717
Snap-on, Inc.	40,905	12,836,398
Trane Technologies PLC	55,980	21,457,694
W.W. Grainger, Inc.	24,148	24,735,038
Wabtec Corp.	39,412	7,280,973
Watsco, Inc.	13,795	6,343,493
		216,477,243
Information Technology-14.75%
Amphenol Corp., Class A	420,488	32,356,552
Apple, Inc.	168,071	35,715,087
AppLovin Corp., Class A(b)	107,595	28,976,409
Commvault Systems, Inc.(b)	54,472	9,103,905
Guidewire Software, Inc.(b)	44,710	9,155,267
International Business Machines Corp.	27,724	6,704,218
Jabil, Inc.	82,620	12,108,787
Microsoft Corp.	34,473	13,625,798
Motorola Solutions, Inc.	16,574	7,299,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
April 30, 2025
	Shares	Value
Information Technology-(continued)
Nutanix, Inc., Class A(b)	180,358	$12,390,595
Palo Alto Networks, Inc.(b)	39,407	7,366,350
		174,801,992
Materials-1.47%
Carpenter Technology Corp.	88,806	17,371,342
Real Estate-1.76%
CBRE Group, Inc., Class A(b)	54,813	6,697,052
Simon Property Group, Inc.	41,442	6,522,142
Welltower, Inc.	49,951	7,622,023
		20,841,217
Total Common Stocks & Other Equity Interests (Cost $1,022,609,979)		1,185,116,178
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $688,015)	688,015	688,015
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,023,297,994)		1,185,804,193
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.02%
Invesco Private Government Fund, 4.32%(d)(e)(f)	9,934,378	$9,934,378
Invesco Private Prime Fund, 4.46%(d)(e)(f)	25,837,298	25,842,465
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,777,183)		35,776,843
TOTAL INVESTMENTS IN SECURITIES-103.07% (Cost $1,059,075,177)		1,221,581,036
OTHER ASSETS LESS LIABILITIES-(3.07)%		(36,412,348)
NET ASSETS-100.00%		$1,185,168,688

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$876,359	$21,775,563	$(21,963,907)	$-	$-	$688,015	$58,408
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,239,550	259,068,452	(267,373,624)	-	-	9,934,378	503,779 *
Invesco Private Prime Fund	46,900,594	483,281,030	(504,339,950)	3,319	(2,528)	25,842,465	1,341,262 *
Total	$66,016,503	$764,125,045	$(793,677,481)	$3,319	$(2,528)	$36,464,858	$1,903,449

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-91.43%
Capital Markets-68.41%
3i Group PLC (United Kingdom)	244,266	$13,878,868
Alaris Equity Partners Income (Canada)	92,554	1,298,557
Ares Capital Corp.(b)	317,407	6,557,629
Bain Capital Specialty Finance, Inc., BDC(b)	34,659	530,283
Blackstone Secured Lending Fund(b)	73,173	2,143,969
Blackstone, Inc., Class A	79,667	10,492,940
Blue Owl Capital Corp., BDC(b)	203,018	2,844,282
Blue Owl Capital, Inc.	595,463	11,033,929
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,360,330	4,887,526
Capital Southwest Corp., BDC(b)	26,473	539,520
Carlyle Group, Inc. (The)(b)	169,849	6,562,965
Chrysalis Investments Ltd. (Guernsey)(d)	975,045	1,236,240
CVC Capital Partners PLC (Luxembourg)(b)(c)(d)	495,501	8,871,611
EQT AB (Sweden)(b)	373,966	10,829,777
Fairfax India Holdings Corp. (India)(c)(d)	133,032	2,268,196
FS KKR Capital Corp., BDC(b)	106,403	2,116,356
Gimv N.V. (Belgium)(b)	75,561	3,414,207
Goldman Sachs BDC, Inc., BDC(b)	49,083	520,771
Golub Capital BDC, Inc.(b)	80,995	1,159,848
Hamilton Lane, Inc., Class A(b)	37,531	5,798,164
Hercules Capital, Inc.(b)	64,404	1,152,832
Integral Corp. (Japan)(b)	55,840	1,068,491
IP Group PLC (United Kingdom)(d)	2,443,304	1,387,881
JAFCO Group Co. Ltd. (Japan)	124,057	2,093,980
Kayne Anderson BDC, Inc.(b)	37,135	589,332
KKR & Co., Inc., Class A	100,321	11,463,681
Main Street Capital Corp.(b)	20,760	1,111,906
Molten Ventures PLC (United Kingdom)(d)	344,384	1,224,152
Morgan Stanley Direct Lending Fund	30,072	585,802
Mutares SE & Co. KGaA (Germany)(b)	37,017	1,358,122
New Mountain Finance Corp., BDC(b)	53,482	531,611
Oaktree Specialty Lending Corp.(b)	37,779	544,018
Onex Corp. (Canada)	95,001	6,713,276
P10, Inc., Class A(b)	52,287	578,817
Partners Group Holding AG (Switzerland)	7,672	10,096,443
Patria Investments Ltd., Class A (Cayman Islands)(b)	53,764	563,447
Petershill Partners PLC (United Kingdom)(b)(c)	1,507,028	4,383,065
Ratos AB, Class B (Sweden)	506,724	1,733,039
Sixth Street Specialty Lending, Inc.(b)	26,905	558,548
SLR Investment Corp., BDC(b)	34,153	530,738
StepStone Group, Inc., Class A	93,171	4,659,482
TPG, Inc.(b)	223,212	10,368,197
Woori Technology Investment Co. Ltd. (South Korea)(d)	139,718	650,313
		160,932,811
Consumer Staples Distribution & Retail-1.20%
Sonae SGPS S.A. (Portugal)	2,213,105	2,820,176
Diversified Consumer Services-1.27%
Graham Holdings Co., Class B	3,258	2,997,523
Financial Services-17.51%
Cannae Holdings, Inc.(b)	34,210	605,859
Compass Diversified Holdings	91,936	1,580,380
Eurazeo SE (France)	129,771	9,521,466
	Shares	Value
Financial Services-(continued)
HAL Trust (Netherlands)(b)	71,900	$9,494,285
Kinnevik AB, Class B (Sweden)(b)(d)	546,467	4,383,129
Sofina S.A. (Belgium)(b)	40,958	11,482,746
Wendel SE (France)	41,720	4,116,290
		41,184,155
Industrial Conglomerates-1.28%
Brookfield Business Corp., Class A (Canada)	67,888	1,777,188
Italmobiliare S.p.A. (Italy)(b)	44,002	1,229,304
		3,006,492
Interactive Media & Services-0.96%
Angi, Inc.(b)(d)	28,994	332,272
IAC, Inc.(b)(d)	55,218	1,929,317
		2,261,589
IT Services-0.80%
Digital Garage, Inc. (Japan)	59,478	1,874,272
Total Common Stocks & Other Equity Interests (Cost $189,758,176)		215,077,018

Closed-End Funds-8.26%
Apax Global Alpha Ltd. (Guernsey)(b)(c)	1,063,885	1,682,011
Destiny Tech100, Inc.(b)(d)	18,826	698,256
HBM Healthcare Investments AG (Switzerland), Class A(d)	8,279	1,804,119
HgCapital Trust PLC (United Kingdom)(b)	979,282	6,656,934
NB Private Equity Partners Ltd. (Guernsey)(b)	59,993	1,140,094
Oakley Capital Investments Ltd. (Bermuda)	395,752	2,455,006
Pantheon International PLC (United Kingdom)(b)(d)	876,182	3,223,014
Partners Group Private Equity Ltd. (Guernsey)(b)	163,876	1,782,546
Total Closed-End Funds (Cost $18,997,178)		19,441,980
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $208,755,354)		234,518,998
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.30%
Invesco Private Government Fund, 4.32%(e)(f)(g)	19,792,924	19,792,924
Invesco Private Prime Fund, 4.46%(e)(f)(g)	51,470,117	51,480,411
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,276,043)		71,273,335
TOTAL INVESTMENTS IN SECURITIES-129.99% (Cost $280,031,397)		305,792,333
OTHER ASSETS LESS LIABILITIES-(29.99)%		(70,555,866)
NET ASSETS-100.00%		$235,236,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP)—(continued)
April 30, 2025
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $22,092,409, which represented 9.39% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,162,867	$39,494,471	$(41,657,338)	$-	$-	$-	$35,717
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,815,050	182,541,320	(177,563,446)	-	-	19,792,924	748,429 *
Invesco Private Prime Fund	38,101,734	353,232,053	(339,846,874)	2,743	(9,245)	51,480,411	2,008,321 *
Total	$55,079,651	$575,267,844	$(559,067,658)	$2,743	$(9,245)	$71,273,335	$2,792,467

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	15.15%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Golden Dragon China ETF (PGJ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%(b)
Communication Services-23.92%
Autohome, Inc., ADR	56,305	$1,536,001
Baidu, Inc., ADR(c)	115,537	10,146,459
Bilibili, Inc., ADR(c)(d)	98,120	1,717,100
DouYu International Holdings Ltd., ADR	11,195	83,403
Hello Group, Inc., ADR	144,665	826,037
HUYA, Inc., ADR	78,736	296,047
iQIYI, Inc., ADR(c)(d)	437,255	804,549
Kanzhun Ltd., ADR(c)	285,037	4,361,066
NetEase, Inc., ADR	63,555	6,804,198
Sohu.com Ltd., ADR(c)	25,657	281,971
Tencent Music Entertainment Group, ADR	467,177	6,269,515
Weibo Corp., ADR	84,495	684,410
Zhihu, Inc., ADR(c)	34,924	134,807
		33,945,563
Consumer Discretionary-46.91%
Alibaba Group Holding Ltd., ADR(d)	95,674	11,426,346
Atour Lifestyle Holdings Ltd., ADR	78,648	1,922,157
ATRenew, Inc., ADR(c)	108,565	268,156
Baozun, Inc., ADR(c)	38,288	99,932
Cango, Inc., ADR(c)(d)	90,373	366,011
Dogness (International) Corp., Class A (Virgin Islands (British))(c)(d)	3,030	48,389
ECARX Holdings, Inc.(c)(d)	270,596	351,775
Gaotu Techedu, Inc., ADR(c)	126,081	392,112
H World Group Ltd., ADR	129,039	4,418,295
Hesai Group, ADR(c)(d)	8,380	157,628
JD.com, Inc., ADR	302,574	9,869,964
Li Auto, Inc., ADR(c)(d)	171,344	4,179,080
MINISO Group Holding Ltd., ADR(d)	27,918	503,362
New Oriental Education & Technology Group, Inc., ADR(d)	85,895	4,195,971
NIO, Inc., ADR(c)(d)	1,090,026	4,414,605
Niu Technologies, ADR(c)	42,023	141,197
SunCar Technology Group, Inc., Class A (Hong Kong)(c)(d)	48,822	133,772
TAL Education Group, ADR(c)(d)	341,391	2,987,171
Vipshop Holdings Ltd., ADR	341,281	4,648,247
XPeng, Inc., ADR(c)(d)	210,452	3,914,407
Youdao, Inc., ADR(c)(d)	31,108	276,550
Yum China Holdings, Inc.	256,595	11,113,129
ZEEKR Intelligent Technology Holding Ltd., ADR(c)(d)	34,349	738,504
		66,566,760
Consumer Staples-1.28%
Dada Nexus Ltd., ADR(c)	97,007	185,283
DingDong (Cayman) Ltd., ADR(c)	116,749	290,705
RLX Technology, Inc., ADR	586,875	1,091,588
Yatsen Holding Ltd., ADR(c)	59,729	255,640
		1,823,216
Financials-6.42%
FinVolution Group, ADR	161,299	1,275,875
Jiayin Group, Inc., ADR(d)	12,131	133,926
LexinFintech Holdings Ltd., ADR	119,373	937,078
Lufax Holding Ltd., ADR	212,600	616,540
Noah Holdings Ltd., ADR	30,840	283,420
	Shares	Value
Financials-(continued)
Qifu Technology, Inc., ADR	106,652	$4,375,931
Qudian, Inc., ADR(c)	166,443	452,725
Up Fintech Holding Ltd., ADR(c)	113,120	933,240
Yiren Digital Ltd., ADR	15,055	98,460
		9,107,195
Health Care-1.75%
BGM Group Ltd.(c)(d)	64,365	715,739
Jin Medical International Ltd.(c)(d)	129,570	117,908
Zai Lab Ltd., ADR(c)	52,126	1,651,873
		2,485,520
Industrials-7.73%
EHang Holdings Ltd., ADR(c)(d)	41,420	693,785
Full Truck Alliance Co. Ltd., ADR	539,842	6,132,605
Jayud Global Logistics Ltd.(c)	69,498	14,998
ZJK Industrial Co. Ltd.(c)(d)	50,758	212,676
ZTO Express (Cayman), Inc., ADR	211,693	3,916,320
		10,970,384
Information Technology-4.46%
Agora, Inc., ADR(c)	58,243	191,037
Canadian Solar, Inc. (Canada)(c)(d)	55,022	496,298
Daqo New Energy Corp., ADR(c)	61,675	785,740
GDS Holdings Ltd., ADR(c)	90,609	2,284,253
JinkoSolar Holding Co. Ltd., ADR(d)	32,402	556,018
Kingsoft Cloud Holdings Ltd., ADR(c)(d)	32,230	438,006
Mercurity Fintech Holding, Inc.(c)(d)	50,513	363,188
Tuya, Inc., ADR	115,939	272,457
Vnet Group, Inc., ADR(c)	119,378	750,888
Xunlei Ltd., ADR(c)	43,652	184,211
		6,322,096
Real Estate-7.49%
KE Holdings, Inc., ADR	523,289	10,622,767
Total Common Stocks & Other Equity Interests (Cost $197,903,433)		141,843,501

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $106,162)	106,162	106,162
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $198,009,595)		141,949,663
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.62%
Invesco Private Government Fund, 4.32%(e)(f)(g)	3,756,612	3,756,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)—(continued)
April 30, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	9,891,233	$9,893,211
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,649,823)		13,649,823
TOTAL INVESTMENTS IN SECURITIES-109.65% (Cost $211,659,418)		155,599,486
OTHER ASSETS LESS LIABILITIES-(9.65)%		(13,692,169)
NET ASSETS-100.00%		$141,907,317

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at April 30, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$119,141	$9,346,421	$(9,359,400)	$-	$-	$106,162	$12,014
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,882,289	79,623,867	(89,749,544)	-	-	3,756,612	478,140 *
Invesco Private Prime Fund	36,215,873	141,040,612	(167,360,483)	3,303	(6,094)	9,893,211	1,279,138 *
Total	$50,217,303	$230,010,900	$(266,469,427)	$3,303	$(6,094)	$13,755,985	$1,769,292

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI Sustainable Future ETF (ERTH)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Automobile Components-0.06%
TYC Brother Industrial Co. Ltd. (Taiwan)	50,000	$75,693
Automobiles-23.59%
BYD Co. Ltd., A Shares (China)	34,400	1,674,199
BYD Co. Ltd., H Shares (China)	181,417	8,617,627
Li Auto, Inc., A Shares (China)(b)(c)	392,551	4,783,662
Lucid Group, Inc.(b)(c)	382,121	959,124
NIO, Inc., A shares (China)(b)	495,263	1,983,978
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	132,131	137,416
Rivian Automotive, Inc., Class A(b)(c)	241,024	3,292,388
Seres Group Co. Ltd. (China)	28,800	517,669
Tesla, Inc.(b)	20,434	5,765,657
XPeng, Inc. (China)(b)(c)	394,161	3,669,677
Zhejiang Leapmotor Technology Co. Ltd. (China)(b)(d)	158,986	1,137,883
		32,539,280
Building Products-6.04%
Advanced Drainage Systems, Inc.	23,362	2,651,353
Kingspan Group PLC (Ireland)	49,067	4,154,748
Recticel S.A. (Belgium)(c)	13,613	165,410
Rockwool A/S (Denmark)	29,755	1,363,193
		8,334,704
Chemicals-0.53%
Finolex Industries Ltd. (India)	79,579	164,176
Umicore S.A. (Belgium)(c)	62,527	570,330
		734,506
Commercial Services & Supplies-0.46%
China Everbright Environment Group Ltd. (China)	1,168,514	539,985
Zhejiang Weiming Environment Protection Co. Ltd. (China)	32,700	87,670
		627,655
Construction & Engineering-0.59%
China Conch Venture Holdings Ltd. (China)	454,542	466,582
Inox Green Energy Services Ltd. (India)(b)	35,304	58,171
Sterling and Wilson Renewable Energy Ltd. (India)(b)(d)	37,433	120,557
Waaree Renewable Technologies Ltd. (India)	8,358	94,889
West Holdings Corp. (Japan)(c)	6,663	73,950
		814,149
Diversified REITs-1.78%
American Assets Trust, Inc.(c)	15,402	288,480
Merlin Properties SOCIMI S.A. (Spain)(c)	125,192	1,424,600
Sekisui House Reit, Inc. (Japan)(c)	1,384	748,419
		2,461,499
Electrical Equipment-12.03%
Array Technologies, Inc.(b)(c)	48,719	232,877
ChargePoint Holdings, Inc.(b)(c)	120,556	75,082
Contemporary Amperex Technology Co. Ltd., A Shares (China)	83,800	2,679,389
CS Wind Corp. (South Korea)	8,113	221,468
Energiekontor AG (Germany)	2,242	108,373
	Shares	Value
Electrical Equipment-(continued)
Goldwind Science & Technology Co. Ltd., A Shares (China)	66,500	$80,119
Inox Wind Energy Ltd. (India)(b)	773	89,736
Inox Wind Ltd. (India)(b)	185,698	371,523
Kempower OYJ (Finland)(b)(c)	7,123	88,842
LG Energy Solution Ltd. (South Korea)(b)	14,850	3,388,046
Nextracker, Inc., Class A(b)	45,545	1,849,582
Nordex SE (Germany)(b)(c)	37,500	704,542
Olectra Greentech Ltd. (India)	13,159	181,108
Plug Power, Inc.(b)(c)	245,674	214,375
PNE AG (Germany)	9,826	172,444
Shoals Technologies Group, Inc., Class A(b)(c)	53,449	192,951
Signify N.V.(c)	40,559	843,645
Sungrow Power Supply Co. Ltd., A Shares (China)	39,320	328,280
Sunrun, Inc.(b)(c)	71,159	490,286
Vestas Wind Systems A/S (Denmark)(c)	320,558	4,289,076
		16,601,744
Electronic Equipment, Instruments & Components-1.49%
Badger Meter, Inc.	9,323	2,058,705
Food Products-2.15%
Darling Ingredients, Inc.(b)(c)	50,452	1,624,050
Grieg Seafood ASA (Norway)(c)	16,369	103,619
SalMar ASA (Norway)	20,900	1,036,107
SLC Agricola S.A. (Brazil)	56,890	198,865
		2,962,641
Ground Transportation-1.77%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	931,300	744,189
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
MTR Corp. Ltd. (Hong Kong)(c)	493,449	1,703,746
		2,447,935
Household Durables-3.47%
Beazer Homes USA, Inc.(b)	9,504	185,898
Berkeley Group Holdings PLC (The) (United Kingdom)	31,995	1,787,522
KB Home	23,210	1,254,036
Meritage Homes Corp.(c)	22,939	1,563,064
		4,790,520
Independent Power and Renewable Electricity Producers-5.33%
ACEN Corp. (Philippines)	3,181,100	152,064
Akfen Yenilenebilir Enerji A.S. (Turkey)(b)	115,137	53,874
Audax Renovables S.A. (Spain)	50,885	87,712
BCPG PCL, NVDR (Thailand)	432,264	88,633
Boralex, Inc., Class A (Canada)(c)	27,708	614,218
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	156,457	95,954
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	722,243	201,852
China Longyuan Power Group Corp. Ltd., H Shares (China)	994,792	785,956
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	542,300	318,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
April 30, 2025
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Concord New Energy Group Ltd. (Hong Kong)	1,670,929	$101,208
EDP Renovaveis S.A. (Spain)(c)	98,587	926,422
EDP Renovaveis S.A., Rts., expiring 05/05/2025 (Spain)(b)(c)	99,995	10,230
Energix-Renewable Energies Ltd. (Israel)	88,092	260,894
Enlight Renewable Energy Ltd. (Israel)(b)	37,610	609,156
Grenergy Renovables S.A. (Spain)(b)	4,228	243,725
HD Renewable Energy Co. Ltd. (Taiwan)	21,000	131,559
KPI Green Energy Ltd. (India)(d)	28,409	128,201
Montauk Renewables, Inc.(b)(c)	16,089	33,787
Ormat Technologies, Inc.(c)	18,235	1,323,861
Scatec ASA (South Africa)(b)(d)	40,173	307,575
Serena Energia S.A. (Brazil)(b)	89,791	155,430
Shinfox Energy Co. Ltd., Class C (Taiwan)	41,410	112,421
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	24,039	181,819
Voltalia S.A. (France)(b)(c)	12,633	105,054
Xinyi Energy Holdings Ltd. (China)(c)	670,548	79,415
XPLR Infrastructure L.P.	29,512	243,179
		7,352,318
Industrial REITs-2.25%
CRE Logistics REIT, Inc. (Japan)	181	182,104
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	454	371,569
Nippon Prologis REIT, Inc. (Japan)	718	1,190,277
Tritax Big Box REIT PLC (United Kingdom)	706,821	1,355,113
		3,099,063
IT Services-1.21%
GDS Holdings Ltd., A Shares (China)(b)	335,014	1,062,824
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	659,502	609,840
		1,672,664
Machinery-2.47%
Alstom S.A. (France)(b)	109,812	2,660,999
Energy Recovery, Inc.(b)	18,294	282,642
Stadler Rail AG (Switzerland)(c)	17,446	462,189
		3,405,830
Metals & Mining-0.57%
Sigma Lithium Corp. (Brazil)(b)(c)	19,720	158,549
Sims Ltd.	52,092	485,695
Vulcan Energy Resources Ltd. (Australia)(b)	45,061	140,336
		784,580
Office REITs-7.62%
Brandywine Realty Trust(c)	55,363	219,237
Centuria Office REIT (Australia)	124,494	97,738
Cousins Properties, Inc.	53,101	1,462,402
Covivio S.A. (France)	17,653	993,298
Douglas Emmett, Inc.(c)	52,845	730,846
Embassy Office Parks REIT (India)	270,615	1,222,582
Gecina S.A. (France)	14,608	1,504,800
Global One Real Estate Investment Corp. (Japan)	322	269,511
Inmobiliaria Colonial SOCIMI S.A. (Spain)	99,496	647,064
Japan Excellent, Inc. (Japan)(c)	382	345,964
Keppel REIT (Singapore)	792,523	519,348
Mori Hills REIT Investment Corp. (Japan)	487	449,342
	Shares	Value
Office REITs-(continued)
Paramount Group, Inc.(c)	54,817	$235,165
Vornado Realty Trust(c)	51,365	1,812,157
		10,509,454
Oil, Gas & Consumable Fuels-0.21%
REX American Resources Corp.(b)(c)	5,070	201,380
Verbio SE (Germany)(c)	7,150	84,678
		286,058
Paper & Forest Products-2.48%
Canfor Corp. (Canada)(b)	18,983	180,993
Suzano S.A. (Brazil)	220,500	1,950,514
West Fraser Timber Co. Ltd. (Canada)	17,357	1,282,581
		3,414,088
Real Estate Management & Development-0.10%
Platzer Fastigheter Holding AB, Class B (Sweden)(c)	17,623	138,791
Retail REITs-7.86%
AEON REIT Investment Corp. (Japan)	539	472,847
CapitaLand Integrated Commercial Trust (Singapore)	1,852,250	3,049,183
Eurocommercial Properties N.V. (Netherlands)	13,809	400,404
First Capital REIT (Canada)	32,930	407,185
Frasers Centrepoint Trust (Singapore)	425,309	737,032
Japan Metropolitan Fund Investment Corp. (Japan)	2,287	1,527,414
Klepierre S.A. (France)	68,226	2,505,886
Lendlease Global Commercial REIT (Singapore)	543,791	214,603
Mapletree Pan Asia Commercial Trust (Singapore)	751,376	703,894
Mercialys S.A. (France)	29,702	398,993
SmartCentres REIT (Canada)(c)	22,944	423,400
		10,840,841
Semiconductors & Semiconductor Equipment-9.82%
Duk San Neolux Co. Ltd. (South Korea)(b)	4,379	91,757
Enphase Energy, Inc.(b)(c)	42,856	1,910,949
First Solar, Inc.(b)(c)	32,279	4,061,344
Flat Glass Group Co. Ltd., A Shares (China)	36,600	75,748
JA Solar Technology Co. Ltd., A Shares (China)	63,708	83,797
Jinko Solar Co. Ltd., A Shares (China)	192,400	145,235
JinkoSolar Holding Co. Ltd., ADR (China)(c)	11,078	190,098
LONGi Green Energy Technology Co. Ltd., A Shares (China)	143,872	291,306
NVIDIA Corp.	51,911	5,654,146
SMA Solar Technology AG (Germany)(c)	5,006	87,119
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Tic (Turkey)(b)	58,280	46,229
SolarEdge Technologies, Inc.(b)(c)	18,276	223,607
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)	77,800	82,080
United Renewable Energy Co. Ltd. (Taiwan)(b)	444,075	119,445
Xinyi Solar Holdings Ltd. (China)(c)	1,441,650	479,492
		13,542,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
April 30, 2025
	Shares	Value
Software-0.12%
Tuya, Inc., ADR (China)	70,651	$166,030
Specialized REITs-5.08%
Digital Realty Trust, Inc.	43,682	7,012,708
Specialty Retail-0.08%
EVgo, Inc.(b)(c)	39,809	109,873
Transportation Infrastructure-0.38%
Taiwan High Speed Rail Corp. (Taiwan)	625,000	530,602
Water Utilities-0.29%
Beijing Enterprises Water Group Ltd. (China)	1,276,060	403,091
Total Common Stocks & Other Equity Interests (Cost $184,379,597)		137,717,374

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $201,797)	201,797	201,797
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $184,581,394)		137,919,171
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.52%
Invesco Private Government Fund, 4.32%(e)(f)(g)	8,622,213	$8,622,213
Invesco Private Prime Fund, 4.46%(e)(f)(g)	22,446,583	22,451,072
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,074,886)		31,073,285
TOTAL INVESTMENTS IN SECURITIES-122.50% (Cost $215,656,280)		168,992,456
OTHER ASSETS LESS LIABILITIES-(22.50)%		(31,039,183)
NET ASSETS-100.00%		$137,953,273

Investment Abbreviations:
ADR	-American Depositary Receipt
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Rts.	-Rights
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $1,790,170, which represented 1.30% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,389	$13,228,864	$(13,093,456)	$-	$-	$201,797	$10,242
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,149,603	75,988,033	(77,515,423)	-	-	8,622,213	437,252 *
Invesco Private Prime Fund	26,746,528	148,570,486	(152,863,838)	2,930	(5,034)	22,451,072	1,169,920 *
Total	$36,962,520	$237,787,383	$(243,472,717)	$2,930	$(5,034)	$31,275,082	$1,617,414

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
April 30, 2025
(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
China	23.40%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500 BuyWrite ETF (PBP)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-106.14%
Communication Services-9.90%
Alphabet, Inc., Class A	17,580	$2,791,704
Alphabet, Inc., Class C	14,249	2,292,522
AT&T, Inc.	21,636	599,317
Charter Communications, Inc., Class A(b)	291	114,031
Comcast Corp., Class A	11,367	388,751
Electronic Arts, Inc.	714	103,594
Fox Corp., Class A	657	32,712
Fox Corp., Class B	398	18,403
Interpublic Group of Cos., Inc. (The)	1,122	28,185
Live Nation Entertainment, Inc.(b)	473	62,649
Match Group, Inc.	757	22,453
Meta Platforms, Inc., Class A	6,601	3,623,949
Netflix, Inc.(b)	1,290	1,459,919
News Corp., Class A	1,139	30,890
News Corp., Class B	336	10,557
Omnicom Group, Inc.	591	45,011
Paramount Global, Class B	1,794	21,062
Take-Two Interactive Software, Inc.(b)	494	115,260
TKO Group Holdings, Inc.	200	32,582
T-Mobile US, Inc.	1,445	356,843
Verizon Communications, Inc.	12,689	559,077
Walt Disney Co. (The)	5,449	495,586
Warner Bros. Discovery, Inc.(b)	6,729	58,340
		13,263,397
Consumer Discretionary-10.99%
Airbnb, Inc., Class A(b)	1,305	159,106
Amazon.com, Inc.(b)	28,430	5,243,061
Aptiv PLC (Jersey)(b)	691	39,428
AutoZone, Inc.(b)	52	195,655
Best Buy Co., Inc.	586	39,080
Booking Holdings, Inc.	100	509,928
Caesars Entertainment, Inc.(b)	641	17,345
CarMax, Inc.(b)	463	29,942
Carnival Corp.(b)	3,158	57,918
Chipotle Mexican Grill, Inc.(b)	4,085	206,374
D.R. Horton, Inc.	854	107,894
Darden Restaurants, Inc.	354	71,027
Deckers Outdoor Corp.(b)	457	50,649
Domino’s Pizza, Inc.	104	50,998
DoorDash, Inc., Class A(b)	1,022	197,134
eBay, Inc.	1,442	98,287
Expedia Group, Inc.	372	58,378
Ford Motor Co.	11,732	117,437
Garmin Ltd.	462	86,334
General Motors Co.	2,999	135,675
Genuine Parts Co.	420	49,371
Hasbro, Inc.	395	24,450
Hilton Worldwide Holdings, Inc.	724	163,248
Home Depot, Inc. (The)	2,994	1,079,307
Las Vegas Sands Corp.	1,036	37,990
Lennar Corp., Class A	703	76,353
LKQ Corp.	785	29,995
Lowe’s Cos., Inc.	1,702	380,499
lululemon athletica, inc.(b)	337	91,249
Marriott International, Inc., Class A	690	164,620
McDonald’s Corp.	2,160	690,444
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International(b)	676	$21,267
Mohawk Industries, Inc.(b)	159	16,910
NIKE, Inc., Class B	3,559	200,728
Norwegian Cruise Line Holdings Ltd.(b)	1,325	21,240
NVR, Inc.(b)	10	71,257
O’Reilly Automotive, Inc.(b)	174	246,245
Pool Corp.	115	33,711
PulteGroup, Inc.	609	62,471
Ralph Lauren Corp.	121	27,219
Ross Stores, Inc.	994	138,166
Royal Caribbean Cruises Ltd.	746	160,323
Starbucks Corp.	3,422	273,931
Tapestry, Inc.	624	44,086
Tesla, Inc.(b)	8,435	2,380,020
TJX Cos., Inc. (The)	3,388	435,968
Tractor Supply Co.	1,610	81,498
Ulta Beauty, Inc.(b)	140	55,390
Williams-Sonoma, Inc.	371	57,308
Wynn Resorts Ltd.	270	21,684
Yum! Brands, Inc.	840	126,370
		14,734,968
Consumer Staples-6.54%
Altria Group, Inc.	5,109	302,197
Archer-Daniels-Midland Co.	1,441	68,808
Brown-Forman Corp., Class B	550	19,162
Bunge Global S.A.	402	31,645
Church & Dwight Co., Inc.	741	73,611
Clorox Co. (The)	372	52,936
Coca-Cola Co. (The)	11,669	846,586
Colgate-Palmolive Co.	2,445	225,404
Conagra Brands, Inc.	1,437	35,508
Constellation Brands, Inc., Class A	469	87,956
Costco Wholesale Corp.	1,336	1,328,652
Dollar General Corp.	664	62,210
Dollar Tree, Inc.(b)	608	49,716
Estee Lauder Cos., Inc. (The), Class A	705	42,272
General Mills, Inc.	1,662	94,302
Hershey Co. (The)	445	74,399
Hormel Foods Corp.	877	26,222
J.M. Smucker Co. (The)	321	37,323
Kellanova	809	66,961
Kenvue, Inc.	5,779	136,384
Keurig Dr Pepper, Inc.	3,598	124,455
Kimberly-Clark Corp.	1,000	131,780
Kraft Heinz Co. (The)	2,629	76,504
Kroger Co. (The)	2,006	144,853
Lamb Weston Holdings, Inc.	431	22,761
McCormick & Co., Inc.	761	58,338
Molson Coors Beverage Co., Class B	520	29,916
Mondelez International, Inc., Class A	3,899	265,639
Monster Beverage Corp.(b)	2,110	126,853
PepsiCo, Inc.	4,134	560,488
Philip Morris International, Inc.	4,685	802,822
Procter & Gamble Co. (The)	7,066	1,148,720
Sysco Corp.	1,474	105,244
Target Corp.	1,381	133,543
The Campbell’s Company	592	21,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2025
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	862	$52,789
Walgreens Boots Alliance, Inc.	2,163	23,728
Walmart, Inc.	13,075	1,271,544
		8,763,815
Energy-3.38%
APA Corp.	1,115	17,327
Baker Hughes Co., Class A	2,984	105,634
Chevron Corp.	5,037	685,334
ConocoPhillips	3,846	342,755
Coterra Energy, Inc.	2,219	54,499
Devon Energy Corp.	1,979	60,181
Diamondback Energy, Inc.	563	74,322
EOG Resources, Inc.	1,694	186,899
EQT Corp.	1,799	88,943
Expand Energy Corp.	633	65,769
Exxon Mobil Corp.	13,118	1,385,654
Halliburton Co.	2,616	51,849
Hess Corp.	832	107,370
Kinder Morgan, Inc.	5,826	153,224
Marathon Petroleum Corp.	952	130,814
Occidental Petroleum Corp.	2,037	80,278
ONEOK, Inc.	1,869	153,557
Phillips 66	1,244	129,451
Schlumberger N.V.	4,222	140,381
Targa Resources Corp.	658	112,452
Texas Pacific Land Corp.	57	73,466
Valero Energy Corp.	954	110,750
Williams Cos., Inc. (The)	3,672	215,069
		4,525,978
Financials-15.35%
Aflac, Inc.	1,492	162,151
Allstate Corp. (The)	799	158,514
American Express Co.	1,674	445,970
American International Group, Inc.	1,788	145,758
Ameriprise Financial, Inc.	290	136,596
Aon PLC, Class A	652	231,323
Apollo Global Management, Inc.	1,347	183,839
Arch Capital Group Ltd.	1,130	102,468
Arthur J. Gallagher & Co.	767	245,969
Assurant, Inc.	156	30,067
Bank of America Corp.	19,957	795,885
Bank of New York Mellon Corp. (The)	2,164	174,007
Berkshire Hathaway, Inc., Class B(b)	5,523	2,945,140
BlackRock, Inc.	438	400,446
Blackstone, Inc., Class A	2,206	290,552
Brown & Brown, Inc.	714	78,968
Capital One Financial Corp.	1,148	206,939
Cboe Global Markets, Inc.	314	69,645
Charles Schwab Corp. (The)	5,138	418,233
Chubb Ltd.	1,123	321,268
Cincinnati Financial Corp.	472	65,707
Citigroup, Inc.	5,658	386,894
Citizens Financial Group, Inc.	1,317	48,584
CME Group, Inc., Class A	1,085	300,632
Corpay, Inc.(b)	210	68,328
Discover Financial Services	757	138,281
Erie Indemnity Co., Class A	74	26,538
Everest Group Ltd.	130	46,648
FactSet Research Systems, Inc.	114	49,273
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	1,595	$125,814
Fifth Third Bancorp	2,019	72,563
Fiserv, Inc.(b)	1,715	316,538
Franklin Resources, Inc.	933	17,503
Global Payments, Inc.	746	56,927
Globe Life, Inc.	253	31,205
Goldman Sachs Group, Inc. (The)	940	514,697
Hartford Insurance Group, Inc. (The)	866	106,232
Huntington Bancshares, Inc.	4,383	63,685
Intercontinental Exchange, Inc.	1,731	290,756
Invesco Ltd.(c)	1,350	18,806
Jack Henry & Associates, Inc.	220	38,155
JPMorgan Chase & Co.	8,428	2,061,657
KeyCorp	3,002	44,550
KKR & Co., Inc., Class A	2,035	232,539
Loews Corp.	533	46,280
M&T Bank Corp.	500	84,880
MarketAxess Holdings, Inc.	113	25,040
Marsh & McLennan Cos., Inc.	1,479	333,470
Mastercard, Inc., Class A	2,454	1,344,939
MetLife, Inc.	1,745	131,521
Moody’s Corp.	466	211,154
Morgan Stanley	3,730	430,517
MSCI, Inc.	235	128,101
Nasdaq, Inc.	1,247	95,034
Northern Trust Corp.	590	55,448
PayPal Holdings, Inc.(b)	2,982	196,335
PNC Financial Services Group, Inc. (The)	1,193	191,703
Principal Financial Group, Inc.	635	47,085
Progressive Corp. (The)	1,765	497,271
Prudential Financial, Inc.	1,066	109,489
Raymond James Financial, Inc.	557	76,331
Regions Financial Corp.	2,739	55,903
S&P Global, Inc.	949	474,547
State Street Corp.	869	76,559
Synchrony Financial	1,173	60,937
T. Rowe Price Group, Inc.	672	59,506
Travelers Cos., Inc. (The)	683	180,401
Truist Financial Corp.	3,966	152,056
U.S. Bancorp	4,702	189,679
Visa, Inc., Class A	5,194	1,794,527
W.R. Berkley Corp.	905	64,879
Wells Fargo & Co.	9,913	703,922
Willis Towers Watson PLC	302	92,956
		20,576,720
Health Care-11.49%
Abbott Laboratories	5,228	683,561
AbbVie, Inc.	5,320	1,037,932
Agilent Technologies, Inc.	859	92,428
Align Technology, Inc.(b)	211	36,566
Amgen, Inc.	1,619	470,999
Baxter International, Inc.	1,540	48,002
Becton, Dickinson and Co.	865	179,133
Biogen, Inc.(b)	441	53,396
Bio-Techne Corp.	477	24,017
Boston Scientific Corp.(b)	4,442	456,949
Bristol-Myers Squibb Co.	6,116	307,023
Cardinal Health, Inc.	727	102,718
Cencora, Inc.	521	152,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2025
	Shares	Value
Health Care-(continued)
Centene Corp.(b)	1,495	$89,476
Charles River Laboratories International, Inc.(b)	156	18,505
Cigna Group (The)	824	280,193
Cooper Cos., Inc. (The)(b)	601	49,084
CVS Health Corp.	3,799	253,431
Danaher Corp.	1,929	384,508
DaVita, Inc.(b)	133	18,826
DexCom, Inc.(b)	1,179	84,157
Edwards Lifesciences Corp.(b)	1,778	134,221
Elevance Health, Inc.	698	293,565
Eli Lilly and Co.	2,375	2,135,006
GE HealthCare Technologies, Inc.	1,378	96,915
Gilead Sciences, Inc.	3,757	400,271
HCA Healthcare, Inc.	540	186,343
Henry Schein, Inc.(b)	375	24,364
Hologic, Inc.(b)	678	39,460
Humana, Inc.	364	95,455
IDEXX Laboratories, Inc.(b)	247	106,865
Incyte Corp.(b)	483	30,265
Insulet Corp.(b)	211	53,233
Intuitive Surgical, Inc.(b)	1,074	553,969
IQVIA Holdings, Inc.(b)	504	78,155
Johnson & Johnson	7,256	1,134,185
Labcorp Holdings, Inc.	252	60,735
McKesson Corp.	377	268,722
Medtronic PLC	3,866	327,682
Merck & Co., Inc.	7,625	649,650
Mettler-Toledo International, Inc.(b)	62	66,375
Moderna, Inc.(b)	1,020	29,111
Molina Healthcare, Inc.(b)	168	54,938
Pfizer, Inc.	17,079	416,898
Quest Diagnostics, Inc.	334	59,525
Regeneron Pharmaceuticals, Inc.	316	189,208
ResMed, Inc.	442	104,573
Revvity, Inc.	367	34,289
Solventum Corp.(b)	417	27,572
STERIS PLC	297	66,748
Stryker Corp.	1,036	387,381
Thermo Fisher Scientific, Inc.	1,153	494,637
UnitedHealth Group, Inc.	2,774	1,141,335
Universal Health Services, Inc., Class B	178	31,518
Vertex Pharmaceuticals, Inc.(b)	775	394,862
Viatris, Inc.	3,597	30,287
Waters Corp.(b)	180	62,591
West Pharmaceutical Services, Inc.	218	46,061
Zimmer Biomet Holdings, Inc.	599	61,727
Zoetis, Inc.	1,349	210,984
		15,403,066
Industrials-9.07%
3M Co.	1,637	227,396
A.O. Smith Corp.	356	24,158
Allegion PLC	262	36,470
AMETEK, Inc.	696	118,028
Automatic Data Processing, Inc.	1,225	368,235
Axon Enterprise, Inc.(b)	218	133,699
Boeing Co. (The)(b)	2,261	414,306
Broadridge Financial Solutions, Inc.	353	85,567
Builders FirstSource, Inc.(b)	346	41,392
C.H. Robinson Worldwide, Inc.	358	31,941
	Shares	Value
Industrials-(continued)
Carrier Global Corp.	2,433	$152,160
Caterpillar, Inc.	1,439	445,040
Cintas Corp.	1,034	218,877
Copart, Inc.(b)	2,643	161,302
CSX Corp.	5,812	163,143
Cummins, Inc.	415	121,944
Dayforce, Inc.(b)	478	27,662
Deere & Co.	764	354,160
Delta Air Lines, Inc.	1,932	80,429
Dover Corp.	414	70,649
Eaton Corp. PLC	1,190	350,300
Emerson Electric Co.	1,700	178,687
Equifax, Inc.	373	97,029
Expeditors International of Washington, Inc.	423	46,492
Fastenal Co.	1,728	139,916
FedEx Corp.	669	140,711
Fortive Corp.	1,028	71,641
GE Vernova, Inc.	830	307,781
Generac Holdings, Inc.(b)	181	20,703
General Dynamics Corp.	765	208,172
General Electric Co.	3,235	651,982
Honeywell International, Inc.	1,960	412,580
Howmet Aerospace, Inc.	1,220	169,068
Hubbell, Inc.	162	58,835
Huntington Ingalls Industries, Inc.	119	27,410
IDEX Corp.	228	39,665
Illinois Tool Works, Inc.	806	193,367
Ingersoll Rand, Inc.	1,214	91,572
J.B. Hunt Transport Services, Inc.	240	31,339
Jacobs Solutions, Inc.	370	45,806
Johnson Controls International PLC	1,989	166,877
L3Harris Technologies, Inc.	567	124,751
Leidos Holdings, Inc.	395	58,136
Lennox International, Inc.	97	53,035
Lockheed Martin Corp.	631	301,460
Masco Corp.	640	38,790
Nordson Corp.	164	31,089
Norfolk Southern Corp.	682	152,802
Northrop Grumman Corp.	411	199,952
Old Dominion Freight Line, Inc.	566	86,756
Otis Worldwide Corp.	1,195	115,043
PACCAR, Inc.	1,580	142,532
Parker-Hannifin Corp.	388	234,763
Paychex, Inc.	965	141,971
Paycom Software, Inc.	142	32,147
Pentair PLC	498	45,184
Quanta Services, Inc.	444	129,954
Republic Services, Inc.	611	153,208
Rockwell Automation, Inc.	340	84,211
Rollins, Inc.	846	48,332
RTX Corp.	4,016	506,538
Snap-on, Inc.	159	49,896
Southwest Airlines Co.	1,786	49,937
Stanley Black & Decker, Inc.	464	27,849
Textron, Inc.	552	38,844
Trane Technologies PLC	677	259,501
TransDigm Group, Inc.	169	238,809
Uber Technologies, Inc.(b)	6,296	510,039
Union Pacific Corp.	1,821	392,717
United Airlines Holdings, Inc.(b)	991	68,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2025
	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	2,204	$210,041
United Rentals, Inc.	196	123,764
Veralto Corp.	745	71,446
Verisk Analytics, Inc.	426	126,279
W.W. Grainger, Inc.	134	137,258
Wabtec Corp.	515	95,141
Waste Management, Inc.	1,101	256,929
Xylem, Inc.	732	88,257
		12,152,053
Information Technology-32.18%
Accenture PLC, Class A (Ireland)	1,885	563,898
Adobe, Inc.(b)	1,312	491,974
Advanced Micro Devices, Inc.(b)	4,885	475,555
Akamai Technologies, Inc.(b)	452	36,422
Amphenol Corp., Class A	3,652	281,021
Analog Devices, Inc.	1,495	291,405
ANSYS, Inc.(b)	265	85,298
Apple, Inc.	45,277	9,621,362
Applied Materials, Inc.	2,449	369,089
Arista Networks, Inc.(b)	3,114	256,189
Autodesk, Inc.(b)	649	177,988
Broadcom, Inc.	14,128	2,719,216
Cadence Design Systems, Inc.(b)	825	245,635
CDW Corp.	402	64,545
Cisco Systems, Inc.	12,003	692,933
Cognizant Technology Solutions Corp., Class A	1,491	109,693
Corning, Inc.	2,323	103,095
CrowdStrike Holdings, Inc., Class A(b)	742	318,222
Dell Technologies, Inc., Class C	940	86,254
Enphase Energy, Inc.(b)	399	17,791
EPAM Systems, Inc.(b)	171	26,832
F5, Inc.(b)	174	46,065
Fair Isaac Corp.(b)	73	145,247
First Solar, Inc.(b)	322	40,514
Fortinet, Inc.(b)	1,918	199,012
Gartner, Inc.(b)	231	97,269
Gen Digital, Inc.	1,635	42,297
GoDaddy, Inc., Class A(b)	426	80,229
Hewlett Packard Enterprise Co.	3,959	64,215
HP, Inc.	2,826	72,261
Intel Corp.	13,051	262,325
International Business Machines Corp.	2,788	674,194
Intuit, Inc.	843	528,957
Jabil, Inc.	330	48,365
Juniper Networks, Inc.	998	36,247
Keysight Technologies, Inc.(b)	522	75,899
KLA Corp.	401	281,779
Lam Research Corp.	3,870	277,363
Microchip Technology, Inc.	1,621	74,696
Micron Technology, Inc.	3,358	258,398
Microsoft Corp.	22,406	8,856,196
Monolithic Power Systems, Inc.	145	85,999
Motorola Solutions, Inc.	504	221,957
NetApp, Inc.	612	54,927
NVIDIA Corp.	73,815	8,039,930
NXP Semiconductors N.V. (Netherlands)	766	141,181
ON Semiconductor Corp.(b)	1,270	50,419
Oracle Corp.	4,890	688,121
Palantir Technologies, Inc., Class A(b)	6,178	731,722
	Shares	Value
Information Technology-(continued)
Palo Alto Networks, Inc.(b)	1,996	$373,112
PTC, Inc.(b)	363	56,254
QUALCOMM, Inc.	3,334	494,966
Roper Technologies, Inc.	323	180,906
Salesforce, Inc.	2,884	774,960
Seagate Technology Holdings PLC	639	58,168
ServiceNow, Inc.(b)	621	593,061
Skyworks Solutions, Inc.	484	31,112
Super Micro Computer, Inc.(b)	1,519	48,395
Synopsys, Inc.(b)	465	213,440
TE Connectivity PLC (Switzerland)	900	131,742
Teledyne Technologies, Inc.(b)	141	65,710
Teradyne, Inc.	490	36,363
Texas Instruments, Inc.	2,743	439,017
Trimble, Inc.(b)	740	45,984
Tyler Technologies, Inc.(b)	130	70,629
VeriSign, Inc.(b)	246	69,401
Western Digital Corp.(b)	1,049	46,009
Workday, Inc., Class A(b)	646	158,270
Zebra Technologies Corp., Class A(b)	156	39,050
		43,136,750
Materials-2.13%
Air Products and Chemicals, Inc.	672	182,173
Albemarle Corp.	355	20,785
Amcor PLC	6,872	63,222
Avery Dennison Corp.	243	41,580
Ball Corp.	900	46,746
CF Industries Holdings, Inc.	525	41,144
Corteva, Inc.	2,067	128,133
Dow, Inc.	2,121	64,881
DuPont de Nemours, Inc.	1,259	83,082
Eastman Chemical Co.	347	26,719
Ecolab, Inc.	760	191,087
Freeport-McMoRan, Inc.	4,331	156,046
International Flavors & Fragrances, Inc.	771	60,493
International Paper Co.	1,589	72,586
Linde PLC	1,434	649,932
LyondellBasell Industries N.V., Class A	782	45,520
Martin Marietta Materials, Inc.	185	96,936
Mosaic Co. (The)	957	29,093
Newmont Corp.	3,431	180,745
Nucor Corp.	707	84,395
Packaging Corp. of America	269	49,929
PPG Industries, Inc.	698	75,984
Sherwin-Williams Co. (The)	697	245,985
Smurfit WestRock PLC	1,490	62,610
Steel Dynamics, Inc.	427	55,386
Vulcan Materials Co.	398	104,407
		2,859,599
Real Estate-2.39%
Alexandria Real Estate Equities, Inc.	464	33,714
American Tower Corp.	1,409	317,603
AvalonBay Communities, Inc.	429	90,081
BXP, Inc.	438	27,914
Camden Property Trust	320	36,416
CBRE Group, Inc., Class A(b)	891	108,862
CoStar Group, Inc.(b)	1,270	94,196
Crown Castle, Inc.	1,310	138,546
Digital Realty Trust, Inc.	953	152,995
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2025
	Shares	Value
Real Estate-(continued)
Equinix, Inc.	294	$253,060
Equity Residential	1,031	72,438
Essex Property Trust, Inc.	193	53,876
Extra Space Storage, Inc.	640	93,773
Federal Realty Investment Trust	232	21,813
Healthpeak Properties, Inc.	2,108	37,607
Host Hotels & Resorts, Inc.	2,107	29,751
Invitation Homes, Inc.	1,717	58,704
Iron Mountain, Inc.	885	79,358
Kimco Realty Corp.	2,046	40,879
Mid-America Apartment Communities, Inc.	353	56,356
Prologis, Inc.	2,793	285,445
Public Storage	475	142,704
Realty Income Corp.	2,637	152,577
Regency Centers Corp.	491	35,440
SBA Communications Corp., Class A	324	78,862
Simon Property Group, Inc.	925	145,577
UDR, Inc.	907	37,985
Ventas, Inc.	1,317	92,295
VICI Properties, Inc.	3,176	101,696
Welltower, Inc.	1,836	280,155
Weyerhaeuser Co.	2,186	56,639
		3,207,317
Utilities-2.72%
AES Corp. (The)	2,144	21,440
Alliant Energy Corp.	775	47,306
Ameren Corp.	812	80,583
American Electric Power Co., Inc.	1,607	174,102
American Water Works Co., Inc.	587	86,295
Atmos Energy Corp.	478	76,781
CenterPoint Energy, Inc.	1,965	76,203
CMS Energy Corp.	902	66,432
Consolidated Edison, Inc.	1,045	117,824
Constellation Energy Corp.	942	210,480
Dominion Energy, Inc.	2,532	137,690
	Shares	Value
Utilities-(continued)
DTE Energy Co.	624	$85,488
Duke Energy Corp.	2,338	285,283
Edison International	1,168	62,500
Entergy Corp.	1,293	107,539
Evergy, Inc.	692	47,817
Eversource Energy	1,105	65,725
Exelon Corp.	3,029	142,060
FirstEnergy Corp.	1,546	66,292
NextEra Energy, Inc.	6,198	414,522
NiSource, Inc.	1,417	55,419
NRG Energy, Inc.	609	66,734
PG&E Corp.	6,612	109,230
Pinnacle West Capital Corp.	342	32,552
PPL Corp.	2,225	81,213
Public Service Enterprise Group, Inc.	1,502	120,055
Sempra	1,910	141,856
Southern Co. (The)	3,301	303,329
Vistra Corp.	1,026	133,000
WEC Energy Group, Inc.	957	104,811
Xcel Energy, Inc.	1,730	122,311
		3,642,872
Total Common Stocks & Other Equity Interests (Cost $123,938,062)		142,266,535
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $80,166)	80,166	80,166
TOTAL INVESTMENTS IN SECURITIES-106.20% (Cost $124,018,228)		142,346,701
OTHER ASSETS LESS LIABILITIES-(6.20)%		(8,305,226)
NET ASSETS-100.00%		$134,041,475

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$14,864	$10,776	$(5,497)	$1,103	$(2,440)	$18,806	$822
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,284	11,088,534	(11,020,652)	-	-	80,166	5,369
Total	$27,148	$11,099,310	$(11,026,149)	$1,103	$(2,440)	$98,972	$6,191

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2025
Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value**	Value
Equity Risk
S&P 500 Index	Call	05/16/2025	255	$5,270	$(134,385,000)	$(8,330,850)

**	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Quality ETF (SPHQ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-10.62%
Electronic Arts, Inc.	302,420	$43,878,118
Meta Platforms, Inc., Class A	1,035,434	568,453,266
Netflix, Inc.(b)	622,923	704,974,417
		1,317,305,801
Consumer Discretionary-5.10%
Deckers Outdoor Corp.(b)(c)	260,311	28,850,268
eBay, Inc.(c)	591,580	40,322,093
Expedia Group, Inc.	166,642	26,151,129
Lennar Corp., Class A	330,859	35,934,596
lululemon athletica, inc.(b)(c)	117,107	31,709,062
Mohawk Industries, Inc.(b)	70,380	7,484,913
NIKE, Inc., Class B	1,970,159	111,116,968
NVR, Inc.(b)	3,799	27,070,724
Pool Corp.(c)	61,235	17,950,428
Ralph Lauren Corp.	57,531	12,941,599
Ross Stores, Inc.	429,353	59,680,067
TJX Cos., Inc. (The)	1,635,821	210,497,446
Ulta Beauty, Inc.(b)	56,667	22,419,732
		632,129,025
Consumer Staples-13.38%
Archer-Daniels-Midland Co.(c)	561,221	26,798,303
Costco Wholesale Corp.	547,374	544,363,443
Kellanova(c)	409,047	33,856,820
Kenvue, Inc.	2,319,068	54,730,005
Kimberly-Clark Corp.	650,230	85,687,309
Mondelez International, Inc., Class A(c)	1,664,345	113,391,825
Monster Beverage Corp.(b)	925,733	55,655,068
PepsiCo, Inc.	1,671,098	226,567,467
Procter & Gamble Co. (The)	3,187,350	518,167,489
		1,659,217,729
Energy-0.35%
Texas Pacific Land Corp.(c)	34,261	44,157,975
Financials-16.07%
Ameriprise Financial, Inc.	160,409	75,555,847
Arch Capital Group Ltd.	532,400	48,278,032
Cincinnati Financial Corp.	208,313	28,999,253
Erie Indemnity Co., Class A(c)	39,863	14,295,669
Everest Group Ltd.	53,013	19,022,655
FactSet Research Systems, Inc.(c)	44,358	19,172,415
Jack Henry & Associates, Inc.(c)	88,587	15,363,643
MarketAxess Holdings, Inc.(c)	51,429	11,396,152
Mastercard, Inc., Class A	1,226,464	672,175,860
Moody’s Corp.	206,982	93,787,684
Progressive Corp. (The)	886,461	249,751,522
T. Rowe Price Group, Inc.(c)	278,061	24,622,302
Visa, Inc., Class A	2,088,053	721,422,311
		1,993,843,345
Health Care-11.68%
Agilent Technologies, Inc.	359,891	38,724,272
Cencora, Inc.	258,757	75,730,411
Centene Corp.(b)	770,092	46,090,006
Edwards Lifesciences Corp.(b)	767,579	57,944,539
GE HealthCare Technologies, Inc.	638,300	44,891,639
Hologic, Inc.(b)	305,999	17,809,142
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	113,819	$49,243,790
Johnson & Johnson	4,469,889	698,688,349
Labcorp Holdings, Inc.(c)	132,882	32,025,891
Merck & Co., Inc.	3,046,193	259,535,644
ResMed, Inc.	190,247	45,010,538
Zoetis, Inc.	529,835	82,866,194
		1,448,560,415
Industrials-17.41%
3M Co.	1,319,854	183,340,919
A.O. Smith Corp.	183,069	12,423,062
Automatic Data Processing, Inc.	685,271	205,992,463
Broadridge Financial Solutions, Inc.	146,301	35,463,362
Builders FirstSource, Inc.(b)	153,006	18,304,108
C.H. Robinson Worldwide, Inc.	150,201	13,400,933
Carrier Global Corp.	1,099,011	68,732,148
Caterpillar, Inc.	596,092	184,353,373
Cintas Corp.	486,717	103,028,255
Cummins, Inc.	192,324	56,512,484
Expeditors International of Washington, Inc.	224,129	24,634,018
Fastenal Co.	919,920	74,485,922
GE Vernova, Inc.	391,257	145,085,921
General Electric Co.	1,753,918	353,484,634
Illinois Tool Works, Inc.(c)	538,649	129,227,282
Leidos Holdings, Inc.	203,177	29,903,591
Lockheed Martin Corp.	362,938	173,393,630
Parker-Hannifin Corp.	162,057	98,054,208
Paychex, Inc.(c)	517,383	76,117,387
Paycom Software, Inc.(c)	55,481	12,560,344
Veralto Corp.	329,120	31,562,608
Verisk Analytics, Inc.	224,963	66,685,782
W.W. Grainger, Inc.	61,462	62,956,141
		2,159,702,575
Information Technology-22.92%
Adobe, Inc.(b)	667,845	250,428,518
Apple, Inc.	2,659,006	565,038,775
Applied Materials, Inc.	1,241,458	187,100,135
CDW Corp.	163,130	26,192,153
Cognizant Technology Solutions Corp., Class A	564,445	41,526,219
F5, Inc.(b)	69,875	18,498,708
Fortinet, Inc.(b)	1,427,378	148,104,741
Gartner, Inc.(b)	154,547	65,076,651
Intuit, Inc.	305,411	191,636,240
Jabil, Inc.(c)	230,557	33,790,434
Keysight Technologies, Inc.(b)	205,888	29,936,115
KLA Corp.	194,469	136,651,422
Lam Research Corp.	1,977,833	141,751,291
Microchip Technology, Inc.	667,360	30,751,949
Motorola Solutions, Inc.	283,998	125,069,879
NetApp, Inc.	387,156	34,747,251
NVIDIA Corp.	4,704,023	512,362,185
Salesforce, Inc.	1,075,406	288,972,346
Skyworks Solutions, Inc.(c)	235,693	15,150,346
		2,842,785,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
April 30, 2025
	Shares	Value
Materials-2.38%
Ball Corp.	567,454	$29,473,561
DuPont de Nemours, Inc.	493,807	32,586,324
LyondellBasell Industries N.V., Class A	344,691	20,064,463
Martin Marietta Materials, Inc.	95,475	50,026,990
Sherwin-Williams Co. (The)	338,794	119,567,178
Vulcan Materials Co.	164,426	43,133,873
		294,852,389
Total Common Stocks & Other Equity Interests (Cost $11,717,505,489)		12,392,554,612
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $9,446,281)	9,446,281	9,446,281
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $11,726,951,770)		12,402,000,893
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 4.32%(d)(e)(f)	50,597,862	$50,597,862
Invesco Private Prime Fund, 4.46%(d)(e)(f)	131,291,762	131,318,020
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,920,208)		181,915,882
TOTAL INVESTMENTS IN SECURITIES-101.45% (Cost $11,908,871,978)		12,583,916,775
OTHER ASSETS LESS LIABILITIES-(1.45)%		(179,923,167)
NET ASSETS-100.00%		$12,403,993,608

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,644,731	$217,484,976	$(211,683,426)	$-	$-	$9,446,281	$328,450
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,394,960	876,216,221	(894,013,319)	-	-	50,597,862	2,112,772 *
Invesco Private Prime Fund	175,871,563	1,991,450,446	(2,035,993,901)	28,923	(39,011)	131,318,020	5,705,762 *
Total	$247,911,254	$3,085,151,643	$(3,141,690,646)	$28,923	$(39,011)	$191,362,163	$8,146,984

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P Spin-Off ETF (CSD)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-3.99%
Liberty Media Corp.-Liberty Live, Series C(b)(c)	28,489	$2,037,249
Vimeo, Inc.(b)(c)	84,630	426,535
		2,463,784
Consumer Discretionary-2.88%
PHINIA, Inc.(c)	23,338	937,021
Victoria’s Secret & Co.(b)(c)	44,725	840,830
		1,777,851
Energy-6.26%
DT Midstream, Inc.	39,706	3,859,423
Financials-2.10%
NCR Atleos Corp.(b)(c)	46,510	1,298,559
Health Care-16.45%
Embecta Corp.(c)	34,271	417,763
Enhabit, Inc.(b)(c)	25,187	201,244
Fortrea Holdings, Inc.(b)(c)	45,239	281,839
GE HealthCare Technologies, Inc.	68,917	4,846,933
Organon & Co.(c)	139,895	1,808,842
Solventum Corp.(b)	39,180	2,590,582
		10,147,203
Industrials-42.55%
Amentum Holdings, Inc.(b)	78,465	1,712,106
Crane Co.	18,157	2,922,914
ESAB Corp.	22,852	2,744,982
Everus Construction Group, Inc.(b)(c)	31,635	1,272,992
GE Vernova, Inc.	13,703	5,081,347
GXO Logistics, Inc.(b)(c)	65,541	2,375,206
MasterBrand, Inc.(b)(c)	79,803	969,606
RXO, Inc.(b)(c)	83,650	1,178,629
U-Haul Holding Co., Series N(c)	46,941	2,572,367
Veralto Corp.	49,140	4,712,526
Vestis Corp.(c)	81,197	711,286
		26,253,961
Information Technology-8.73%
Consensus Cloud Solutions, Inc.(b)	9,503	188,729
Kyndryl Holdings, Inc.(b)	93,066	3,017,200
Sandisk Corp.(b)(c)	67,902	2,180,333
		5,386,262
	Shares	Value
Materials-4.43%
Knife River Corp.(b)	29,261	$2,732,392
Real Estate-5.11%
Curbline Properties Corp.	57,269	1,310,887
Millrose Properties, Inc.(b)(c)	71,848	1,799,074
Orion Properties, Inc.(c)	24,621	45,057
		3,155,018
Utilities-7.53%
Constellation Energy Corp.	20,786	4,644,424
Total Common Stocks & Other Equity Interests (Cost $53,824,272)		61,718,877
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $18,848)	18,848	18,848
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $53,843,120)		61,737,725
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.37%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,518,892	4,518,892
Invesco Private Prime Fund, 4.46%(d)(e)(f)	11,748,355	11,750,705
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,269,989)		16,269,597
TOTAL INVESTMENTS IN SECURITIES-126.43% (Cost $70,113,109)		78,007,322
OTHER ASSETS LESS LIABILITIES-(26.43)%		(16,306,399)
NET ASSETS-100.00%		$61,700,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P Spin-Off ETF (CSD)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,755	$683,202	$(735,109)	$-	$-	$18,848	$1,458
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,165,401	40,197,611	(36,844,120)	-	-	4,518,892	116,951 *
Invesco Private Prime Fund	2,997,649	91,289,610	(82,536,017)	(197)	(340)	11,750,705	318,540 *
Total	$4,233,805	$132,170,423	$(120,115,246)	$(197)	$(340)	$16,288,445	$436,949

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Water Resources ETF (PHO)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%(a)
Building Products-9.67%
A.O. Smith Corp.	1,273,004	$86,386,052
Advanced Drainage Systems, Inc.	688,713	78,162,038
Zurn Elkay Water Solutions Corp.(b)	1,011,570	34,352,917
		198,901,007
Chemicals-7.69%
Ecolab, Inc.	629,204	158,200,762
Commercial Services & Supplies-8.35%
Tetra Tech, Inc.(b)	2,899,287	90,428,761
Veralto Corp.	848,321	81,353,984
		171,782,745
Construction & Engineering-6.42%
AECOM	845,879	83,445,964
Northwest Pipe Co.(b)(c)	79,003	3,346,567
Stantec, Inc. (Canada)(b)	125,095	10,983,341
Valmont Industries, Inc.	117,278	34,388,255
		132,164,127
Electronic Equipment, Instruments & Components-5.16%
Badger Meter, Inc.	212,677	46,963,335
Itron, Inc.(b)(c)	532,394	59,250,128
		106,213,463
Life Sciences Tools & Services-6.57%
Waters Corp.(c)	389,058	135,287,138
Machinery-25.04%
Energy Recovery, Inc.(c)	314,607	4,860,678
Franklin Electric Co., Inc.	188,367	16,003,660
Gorman-Rupp Co. (The)	65,540	2,350,264
IDEX Corp.(b)	435,533	75,769,676
Lindsay Corp.	72,692	9,381,630
Mueller Industries, Inc.	880,063	64,737,434
Mueller Water Products, Inc., Class A(b)	1,194,239	31,336,831
Pentair PLC	898,386	81,510,562
Toro Co. (The)	962,077	65,690,618
Watts Water Technologies, Inc., Class A	163,113	33,886,726
Xylem, Inc.	1,077,050	129,859,919
		515,387,998
Software-7.88%
Roper Technologies, Inc.	289,588	162,192,447
Trading Companies & Distributors-12.11%
Core & Main, Inc., Class A(b)(c)	1,659,135	87,403,232
Ferguson Enterprises, Inc.	953,600	161,787,776
		249,191,008
	Shares	Value
Water Utilities-11.09%
American States Water Co.	199,885	$16,212,672
American Water Works Co., Inc.	622,413	91,500,935
Artesian Resources Corp., Class A	40,624	1,442,964
California Water Service Group	356,347	18,048,976
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)(c)	788,801	16,036,324
Consolidated Water Co. Ltd.(b)	84,649	1,967,243
Essential Utilities, Inc.	1,381,776	56,832,447
Global Water Resources, Inc.	32,602	340,039
Middlesex Water Co.	136,516	8,616,890
SJW Group	261,121	14,816,006
York Water Co. (The)	66,296	2,333,619
		228,148,115
Total Common Stocks & Other Equity Interests (Cost $1,693,729,419)		2,057,468,810

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $1,261,782)	1,261,782	1,261,782
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,694,991,201)		2,058,730,592
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.34%
Invesco Private Government Fund, 4.32%(d)(e)(f)	13,670,601	13,670,601
Invesco Private Prime Fund, 4.46%(d)(e)(f)	34,431,108	34,437,994
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,110,460)		48,108,595
TOTAL INVESTMENTS IN SECURITIES-102.38% (Cost $1,743,101,661)		2,106,839,187
OTHER ASSETS LESS LIABILITIES-(2.38)%		(48,939,434)
NET ASSETS-100.00%		$2,057,899,753

Investment Abbreviations:
ADR	-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Water Resources ETF (PHO)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,231,808	$29,354,436	$(29,324,462)	$-	$-	$1,261,782	$80,256
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,367,978	359,080,831	(359,778,208)	-	-	13,670,601	878,597 *
Invesco Private Prime Fund	36,957,371	677,575,567	(680,091,449)	1,154	(4,649)	34,437,994	2,349,414 *
Total	$52,557,157	$1,066,010,834	$(1,069,194,119)	$1,154	$(4,649)	$49,370,377	$3,308,267

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco WilderHill Clean Energy ETF (PBW)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Aerospace & Defense-1.78%
Archer Aviation, Inc., Class A(b)(c)	471,602	$3,928,445
Automobile Components-4.79%
Gentherm, Inc.(b)	136,746	3,556,764
QuantumScape Corp.(b)(c)	838,553	3,278,742
Solid Power, Inc.(b)(c)	3,429,744	3,738,421
		10,573,927
Automobiles-7.01%
NIO, Inc., ADR (China)(b)(c)	846,056	3,426,527
Rivian Automotive, Inc., Class A(b)	328,212	4,483,376
Tesla, Inc.(b)	15,324	4,323,820
XPeng, Inc., ADR (China)(b)(c)	174,615	3,247,839
		15,481,562
Chemicals-4.49%
Albemarle Corp.	49,108	2,875,273
Corteva, Inc.	65,597	4,066,358
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(c)	86,799	2,968,526
		9,910,157
Commercial Services & Supplies-0.34%
LanzaTech Global, Inc.(b)(c)	3,057,385	748,448
Construction & Engineering-6.14%
Ameresco, Inc., Class A(b)	317,124	3,371,028
Emeren Group Ltd., ADR (China)(b)(c)	731,952	988,135
MYR Group, Inc.(b)	33,500	4,097,720
Quanta Services, Inc.	17,449	5,107,148
		13,564,031
Electrical Equipment-27.03%
American Superconductor Corp.(b)	236,230	4,689,166
Amprius Technologies, Inc.(b)(c)	1,224,179	2,644,227
Array Technologies, Inc.(b)	747,394	3,572,543
Ballard Power Systems, Inc. (Canada)(b)(c)	3,163,387	3,859,332
Blink Charging Co.(b)(c)	1,227,083	898,348
Bloom Energy Corp., Class A(b)	171,689	3,145,343
Energy Vault Holdings, Inc.(b)(c)	1,274,543	953,613
Enovix Corp.(b)(c)	450,532	3,018,564
Eos Energy Enterprises, Inc.(b)(c)	1,067,555	5,572,637
Fluence Energy, Inc.(b)(c)	871,092	3,562,766
FuelCell Energy, Inc.(b)(c)	236,390	969,199
Hyliion Holdings Corp.(b)	2,531,334	3,822,314
Nextracker, Inc., Class A(b)	96,071	3,901,443
Plug Power, Inc.(b)(c)	2,687,834	2,345,404
Preformed Line Products Co.	29,966	4,116,429
Shoals Technologies Group, Inc., Class A(b)	1,284,752	4,637,955
Sunrun, Inc.(b)(c)	711,144	4,899,782
T1 Energy, Inc. (Norway)(b)(c)	2,555,132	3,091,710
		59,700,775
Electronic Equipment, Instruments & Components-5.42%
Advanced Energy Industries, Inc.	39,097	3,808,439
Bel Fuse, Inc., Class B	56,020	3,684,435
Itron, Inc.(b)	40,183	4,471,966
		11,964,840
Food Products-1.98%
Darling Ingredients, Inc.(b)	135,824	4,372,175
	Shares	Value
Independent Power and Renewable Electricity Producers-6.20%
Brookfield Renewable Corp. (Canada)	159,590	$4,541,931
Ormat Technologies, Inc.	59,366	4,309,972
ReNew Energy Global PLC, Class A (India)(b)	758,369	4,838,394
		13,690,297
Machinery-1.83%
ESCO Technologies, Inc.	25,779	4,033,125
Metals & Mining-10.00%
Atlas Lithium Corp. (Poland)(b)(c)	213,195	918,871
Lifezone Metals Ltd. (Isle of Man)(b)(c)	941,082	3,369,074
Lithium Americas Corp. (Canada)(b)(c)	1,264,799	3,629,973
Lithium Argentina AG (Canada)(b)(c)	1,626,964	3,335,276
MP Materials Corp.(b)(c)	158,772	3,883,563
Sigma Lithium Corp. (Brazil)(b)(c)	325,936	2,620,525
Standard Lithium Ltd. (Canada)(b)(c)	2,928,521	4,334,211
		22,091,493
Oil, Gas & Consumable Fuels-5.19%
Gevo, Inc.(b)(c)	3,091,718	3,400,890
OPAL Fuels, Inc., Class A(b)(c)	2,131,671	3,687,791
REX American Resources Corp.(b)	110,333	4,382,426
		11,471,107
Passenger Airlines-1.77%
Joby Aviation, Inc.(b)(c)	619,313	3,901,672
Semiconductors & Semiconductor Equipment-13.98%
Canadian Solar, Inc. (Canada)(b)(c)	426,999	3,851,531
Enphase Energy, Inc.(b)	66,812	2,979,147
First Solar, Inc.(b)	32,392	4,075,562
JinkoSolar Holding Co. Ltd., ADR (China)	188,414	3,233,184
Monolithic Power Systems, Inc.	7,190	4,264,389
Navitas Semiconductor Corp.(b)	1,825,155	3,522,549
SolarEdge Technologies, Inc.(b)(c)	241,512	2,954,899
Universal Display Corp.	28,622	3,595,782
Wolfspeed, Inc.(b)(c)	675,968	2,399,686
		30,876,729
Specialty Retail-1.93%
EVgo, Inc.(b)	1,540,790	4,252,580
Total Common Stocks & Other Equity Interests (Cost $386,188,324)		220,561,363

Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $453,923)	453,923	453,923
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $386,642,247)		221,015,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.42%
Invesco Private Government Fund, 4.32%(d)(e)(f)	17,006,372	17,006,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
April 30, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	43,532,567	$43,541,274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,550,178)		60,547,646
TOTAL INVESTMENTS IN SECURITIES-127.50% (Cost $447,192,425)		281,562,932
OTHER ASSETS LESS LIABILITIES-(27.50)%		(60,737,649)
NET ASSETS-100.00%		$220,825,283

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,482	$12,124,479	$(11,802,038)	$-	$-	$453,923	$17,961
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,307,573	152,854,606	(161,155,807)	-	-	17,006,372	974,265 *
Invesco Private Prime Fund	64,624,886	289,459,364	(310,537,955)	11,163	(16,184)	43,541,274	2,582,165 *
Investments in Other Affiliates:
American Superconductor Corp.**	4,275,311	6,192,314	(9,121,191)	(1,500,728)	4,843,460	4,689,166	-
Total	$94,339,252	$460,630,763	$(492,616,991)	$(1,489,565)	$4,827,276	$65,690,735	$3,574,391

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of April 30, 2025, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	10.66%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

31

Statements of Assets and Liabilities
April 30, 2025

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Assets:
Unaffiliated investments in securities, at value(a)	$4,714,511,494	$103,313,502	$1,185,116,178	$234,518,998
Affiliated investments in securities, at value	345,052,730	7,980,956	36,464,858	71,273,335
Cash	-	-	1,064	-
Foreign currencies, at value	-	-	-	332,282
Receivable for:
Dividends	1,341,539	180,309	582,506	497,774
Securities lending	57,611	1,020	1,810	15,370
Investments sold	-	-	1,996,383	-
Fund shares sold	-	-	-	27,199
Expenses absorbed	-	-	-	-
Foreign tax reclaims	-	754	-	302,816
Other assets	11,715	-	348,477	4,547
Total assets	5,060,975,089	111,476,541	1,224,511,276	306,972,321
Liabilities:
Other investments:
Open written options, at value	-	-	-	-
Due to custodian	-	7,664	-	109,387
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	-	-	-	21
Collateral upon return of securities loaned	343,049,449	7,881,519	35,777,183	71,276,043
Fund shares repurchased	-	-	2,003,667	-
Expenses recaptured	-	-	-	172
Accrued unitary management fees	-	33,171	-	-
Accrued advisory fees	1,835,749	-	475,763	94,148
Accrued trustees’ and officer’s fees	117,232	-	226,958	115,317
Accrued expenses	1,074,565	-	859,017	140,766
Total liabilities	346,076,995	7,922,354	39,342,588	71,735,854
Net Assets	$4,714,898,094	$103,554,187	$1,185,168,688	$235,236,467
Net assets consist of:
Shares of beneficial interest	$4,016,385,522	$178,042,776	$2,027,087,902	$358,414,759
Distributable earnings (loss)	698,512,572	(74,488,589)	(841,919,214)	(123,178,292)
Net Assets	$4,714,898,094	$103,554,187	$1,185,168,688	$235,236,467
Shares outstanding (unlimited amount authorized, $0.01 par value)	38,730,000	1,522,822	11,830,000	3,689,963
Net asset value	$121.74	$68.00	$100.18	$63.75
Market price	$121.74	$67.94	$100.02	$63.54
Unaffiliated investments in securities, at cost	$3,883,665,048	$105,085,524	$1,022,609,979	$208,755,354
Affiliated investments in securities, at cost	$345,070,447	$7,980,956	$36,465,198	$71,276,043
Foreign currencies (due to foreign custodian), at cost	$-	$-	$-	$321,087
Premium received on written options	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$334,113,724	$7,657,046	$34,771,494	$68,743,729
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$141,843,501	$137,717,374	$142,247,729	$12,392,554,612	$61,718,877	$2,057,468,810	$220,561,363
13,755,985	31,275,082	98,972	191,362,163	16,288,445	49,370,377	61,001,569
-	225	-	-	-	-	-
-	-	-	-	-	-	-

195,403	241,996	80,584	6,106,565	6,509	1,372,109	4,762
55,198	16,082	-	19,057	1,115	4,938	219,773
-	25	-	-	-	654,163	-
-	-	-	-	-	-	5,926,893
17,568	9,312	-	685,435	9,711	-	-
-	12,635	-	-	-	-	-
2,828	4,458	-	24,599	4,320	5,319	4,656
155,870,483	169,277,189	142,427,285	12,590,752,431	78,028,977	2,108,875,716	287,719,016

-	-	8,330,850	-	-	-	-
2,272	-	-	12,512	-	-	-
-	21,839	-	-	-	-	-

-	2	23,154	-	-	-	5,916,379
13,649,823	31,074,886	-	181,920,208	16,269,989	48,110,460	60,550,178
-	-	-	-	-	654,133	-
-	-	-	-	-	-	25,957
-	-	31,806	-	-	-	-
57,249	55,218	-	1,432,602	24,463	814,877	80,537
121,786	81,475	-	173,755	11,680	298,664	157,424
132,036	90,496	-	3,219,746	21,922	1,097,829	163,258
13,963,166	31,323,916	8,385,810	186,758,823	16,328,054	50,975,963	66,893,733
$141,907,317	$137,953,273	$134,041,475	$12,403,993,608	$61,700,923	$2,057,899,753	$220,825,283

$539,373,321	$272,311,082	$135,769,007	$12,464,427,101	$212,678,671	$2,045,363,265	$2,068,968,443
(397,466,004)	(134,357,809)	(1,727,532)	(60,433,493)	(150,977,748)	12,536,488	(1,848,143,160)
$141,907,317	$137,953,273	$134,041,475	$12,403,993,608	$61,700,923	$2,057,899,753	$220,825,283
5,270,000	3,500,000	6,200,000	187,360,000	840,000	31,460,000	14,158,273
$26.93	$39.42	$21.62	$66.20	$73.45	$65.41	$15.60
$26.93	$39.24	$21.59	$66.12	$73.45	$65.39	$15.58
$197,903,433	$184,379,597	$123,905,581	$11,717,505,489	$53,824,272	$1,693,729,419	$386,188,324
$13,755,985	$31,276,683	$112,647	$191,366,489	$16,288,837	$49,372,242	$61,004,101
$-	$(21,843)	$-	$-	$-	$-	$-
$-	$-	$4,675,397	$-	$-	$-	$-
$13,046,049	$29,133,429	$-	$179,020,602	$15,800,453	$46,968,081	$56,454,931

33

Statements of Operations
For the year ended April 30, 2025

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Investment income:
Unaffiliated dividend income	$46,554,779	$2,764,708	$8,884,644	$7,896,641
Affiliated dividend income	86,705	2,440	58,408	35,717
Securities lending income, net	328,499	719,740	44,265	410,588
Foreign withholding tax	(97,739)	-	-	(264,083)
Total investment income	46,872,244	3,486,888	8,987,317	8,078,863
Expenses:
Unitary management fees	-	442,871	-	-
Advisory fees	20,769,905	-	6,455,865	1,300,508
Sub-licensing fees	2,490,796	-	1,291,173	260,101
Accounting & administration fees	297,531	-	97,721	29,742
Professional fees	48,300	-	37,393	39,472
Custodian & transfer agent fees	93,372	-	9,055	7,906
Trustees’ and officer’s fees	37,667	-	23,233	13,060
Recapture (Note 3)	-	-	-	-
Other expenses	309,933	-	55,197	45,712
Total expenses	24,047,504	442,871	7,969,637	1,696,501
Less: Waivers	(1,696)	(49)	(1,149)	(651)
Net expenses	24,045,808	442,822	7,968,488	1,695,850
Net investment income	22,826,436	3,044,066	1,018,829	6,383,013
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(64,570,465)	(8,987,319)	(133,579,743)	(12,069,637)
Affiliated investment securities	(25,085)	(1,247)	(2,528)	(9,245)
Unaffiliated in-kind redemptions	502,673,657	12,842,299	323,847,363	8,193,168
Affiliated in-kind redemptions	-	-	-	-
Short Sales	-	-	-	-
Foreign currencies	-	-	-	(20,398)
Swap agreements	-	-	-	(122,364)
Written options	-	-	-	-
Net realized gain (loss)	438,078,107	3,853,733	190,265,092	(4,028,476)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	278,870,777	508,621	(102,701,835)	16,872,047
Affiliated investment securities	242	-	3,319	2,743
Foreign currencies	-	-	-	44,426
Swap agreements	-	-	-	25,344
Written options	-	-	-	-
Change in net unrealized appreciation (depreciation)	278,871,019	508,621	(102,698,516)	16,944,560
Net realized and unrealized gain (loss)	716,949,126	4,362,354	87,566,576	12,916,084
Net increase (decrease) in net assets resulting from operations	$739,775,562	$7,406,420	$88,585,405	$19,299,097
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$3,292,445	$2,846,829	$1,431,336	$143,983,965	$546,513	$23,363,680	$869,556
12,014	10,242	6,191	328,450	1,458	80,256	17,961
1,226,663	234,045	-	192,062	10,820	80,707	5,660,648
-	(232,986)	-	-	-	(12,926)	(31,388)
4,531,122	2,858,130	1,437,527	144,504,477	558,791	23,511,717	6,516,777

-	-	305,378	-	-	-	-
726,710	815,207	-	16,700,170	332,135	10,911,448	1,467,784
145,343	88,549	-	4,447,181	32,748	1,636,718	293,556
21,101	23,163	-	765,988	15,392	162,727	27,625
38,840	43,921	-	78,188	32,434	40,360	32,886
(37,791)	34,978	-	125,676	5,609	19,887	(24,087)
13,129	11,224	-	81,360	8,364	30,906	14,440
84,779	-	-	-	-	-	-
25,286	76,330	-	843,993	20,236	137,201	63,470
1,017,397	1,093,372	305,378	23,042,556	446,918	12,939,247	1,875,674
(228)	(26,796)	(107)	(6,348,668)	(15,634)	(1,545)	(350)
1,017,169	1,066,576	305,271	16,693,888	431,284	12,937,702	1,875,324
3,513,953	1,791,554	1,132,256	127,810,589	127,507	10,574,015	4,641,453

(11,423,263)	(27,273,967)	(287,400)	(81,337,972)	(437,162)	(1,977,833)	(301,016,975)
(6,094)	(5,034)	(2,457)	(39,011)	(340)	(4,649)	4,827,276
5,429,478	(2,004,882)	9,068,525	2,015,489,798	7,057,850	129,440,727	18,060,132
-	-	17	-	-	-	-
-	-	19,013	-	-	-	-
-	(3,236)	-	-	-	-	-
-	-	-	-	-	-	-
-	-	993,490	-	-	-	-
(5,999,879)	(29,287,119)	9,791,188	1,934,112,815	6,620,348	127,458,245	(278,129,567)

13,884,179	25,459,723	(1,230,606)	(692,858,914)	(3,729,457)	(92,149,497)	203,790,683
3,303	2,930	1,103	28,923	(197)	1,154	11,163
-	11,547	-	-	-	-	-
-	-	-	-	-	-	-
-	-	(3,654,437)	-	-	-	-
13,887,482	25,474,200	(4,883,940)	(692,829,991)	(3,729,654)	(92,148,343)	203,801,846
7,887,603	(3,812,919)	4,907,248	1,241,282,824	2,890,694	35,309,902	(74,327,721)
$11,401,556	$(2,021,365)	$6,039,504	$1,369,093,413	$3,018,201	$45,883,917	$(69,686,268)

35

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco Aerospace & Defense ETF (PPA)		Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
	2025	2024	2025	2024
Operations:
Net investment income	$22,826,436	$16,108,168	$3,044,066	$1,495,114
Net realized gain (loss)	438,078,107	155,729,081	3,853,733	32,189,053
Change in net unrealized appreciation (depreciation)	278,871,019	429,450,572	508,621	(13,842,971)
Net increase (decrease) in net assets resulting from operations	739,775,562	601,287,821	7,406,420	19,841,196
Distributions to Shareholders from:
Distributable earnings	(23,576,409)	(16,570,318)	(1,377,581)	(1,727,464)
Shareholder Transactions:
Proceeds from shares sold	1,855,830,446	1,044,684,980	72,437,051	35,561,227
Value of shares repurchased	(976,292,704)	(389,737,176)	(85,617,012)	(61,878,320)
Net increase (decrease) in net assets resulting from share transactions	879,537,742	654,947,804	(13,179,961)	(26,317,093)
Net increase (decrease) in net assets	1,595,736,895	1,239,665,307	(7,151,122)	(8,203,361)
Net assets:
Beginning of year	3,119,161,199	1,879,495,892	110,705,309	118,908,670
End of year	$4,714,898,094	$3,119,161,199	$103,554,187	$110,705,309
Changes in Shares Outstanding:
Shares sold	16,370,000	11,680,000	1,010,000	540,000
Shares repurchased	(8,480,000)	(4,250,000)	(1,210,000)	(970,000)
Shares outstanding, beginning of year	30,840,000	23,410,000	1,722,822	2,152,822
Shares outstanding, end of year	38,730,000	30,840,000	1,522,822	1,722,822

(a)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Dorsey Wright Momentum ETF (PDP)		Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)		Invesco MSCI Sustainable Future ETF (ERTH)
2025	2024	2025	2024	2025	2024	2025	2024

$1,018,829	$2,191,454	$6,383,013	$5,239,606	$3,513,953	$2,828,476	$1,791,554	$2,189,018
190,265,092	69,254,449	(4,028,476)	(4,051,021)	(5,999,879)	(34,629,646)	(29,287,119)	(31,514,183)
(102,698,516)	161,970,417	16,944,560	43,198,842	13,887,482	21,465,336	25,474,200	2,589,427
88,585,405	233,416,320	19,299,097	44,387,427	11,401,556	(10,335,834)	(2,021,365)	(26,735,738)

(2,211,301)	(3,447,778)	(21,054,416)	(11,291,655)	(7,683,520)	(3,918,490)	(1,537,286)	(2,570,872)

1,091,754,696	265,213,270	50,922,891	115,324,485	47,731,342	33,818,214	-	9,198,702
(1,180,877,913)	(322,074,156)	(50,901,124)	(84,597,744)	(56,944,540)	(72,701,971)	(39,293,300)	(78,366,640)
(89,123,217)	(56,860,886)	21,767	30,726,741	(9,213,198)	(38,883,757)	(39,293,300)	(69,167,938)
(2,749,113)	173,107,656	(1,733,552)	63,822,513	(5,495,162)	(53,138,081)	(42,851,951)	(98,474,548)

1,187,917,801	1,014,810,145	236,970,019	173,147,506	147,402,479	200,540,560	180,805,224	279,279,772
$1,185,168,688	$1,187,917,801	$235,236,467	$236,970,019	$141,907,317	$147,402,479	$137,953,273	$180,805,224

10,590,000	2,930,000	750,000	2,040,000 (a)	1,650,000	1,280,000	-	200,000
(11,580,000)	(3,600,000)	(800,000)	(1,620,037)(a)	(2,300,000)	(2,840,000)	(950,000)	(1,750,000)
12,820,000	13,490,000	3,739,963	3,320,000 (a)	5,920,000	7,480,000	4,450,000	6,000,000
11,830,000	12,820,000	3,689,963	3,739,963 (a)	5,270,000	5,920,000	3,500,000	4,450,000

37

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)
	2025	2024	2025	2024
Operations:
Net investment income	$1,132,256	$1,083,073	$127,810,589	$98,048,452
Net realized gain (loss)	9,791,188	(5,292,200)	1,934,112,815	395,298,231
Change in net unrealized appreciation (depreciation)	(4,883,940)	11,826,830	(692,829,991)	874,871,039
Net increase (decrease) in net assets resulting from operations	6,039,504	7,617,703	1,369,093,413	1,368,217,722
Distributions to Shareholders from:
Distributable earnings	(4,755,594)	(1,120,086)	(129,366,396)	(95,208,287)
Return of capital	(6,116,501)	(4,625,989)	-	-
Total distributions to shareholders	(10,872,095)	(5,746,075)	(129,366,396)	(95,208,287)
Shareholder Transactions:
Proceeds from shares sold	62,227,637	20,747,528	9,296,703,199	4,366,337,306
Value of shares repurchased	(21,053,983)	(18,338,204)	(6,750,762,992)	(1,838,511,150)
Net increase (decrease) in net assets resulting from share transactions	41,173,654	2,409,324	2,545,940,207	2,527,826,156
Net increase (decrease) in net assets	36,341,063	4,280,952	3,785,667,224	3,800,835,591
Net assets:
Beginning of year	97,700,412	93,419,460	8,618,326,384	4,817,490,793
End of year	$134,041,475	$97,700,412	$12,403,993,608	$8,618,326,384
Changes in Shares Outstanding:
Shares sold	2,700,000	950,000	141,210,000	84,130,000
Shares repurchased	(950,000)	(850,000)	(101,660,000)	(36,460,000)
Shares outstanding, beginning of year	4,450,000	4,350,000	147,810,000	100,140,000
Shares outstanding, end of year	6,200,000	4,450,000	187,360,000	147,810,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)
2025	2024	2025	2024	2025	2024

$127,507	$272,395	$10,574,015	$11,061,029	$4,641,453	$13,408,948
6,620,348	6,543,431	127,458,245	159,080,768	(278,129,567)	(419,940,359)
(3,729,654)	4,441,384	(92,148,343)	215,259,312	203,801,846	181,289,926
3,018,201	11,257,210	45,883,917	385,401,109	(69,686,268)	(225,241,485)

(130,426)	(285,236)	(10,778,801)	(11,212,867)	(6,224,546)	(13,076,618)
-	-	-	-	-	-
(130,426)	(285,236)	(10,778,801)	(11,212,867)	(6,224,546)	(13,076,618)

23,452,998	8,769,967	408,693,901	419,529,569	284,162,773	310,339,087
(20,653,272)	(16,472,175)	(445,952,061)	(475,855,488)	(289,149,886)	(421,131,551)
2,799,726	(7,702,208)	(37,258,160)	(56,325,919)	(4,987,113)	(110,792,464)
5,687,501	3,269,766	(2,153,044)	317,862,323	(80,897,927)	(349,110,567)

56,013,422	52,743,656	2,060,052,797	1,742,190,474	301,723,210	650,833,777
$61,700,923	$56,013,422	$2,057,899,753	$2,060,052,797	$220,825,283	$301,723,210

290,000	130,000	6,060,000	7,170,000	14,280,000	10,250,000
(270,000)	(260,000)	(6,680,000)	(8,210,000)	(14,950,000)	(13,790,000)
820,000	950,000	32,080,000	33,120,000	14,828,273	18,368,273
840,000	820,000	31,460,000	32,080,000	14,158,273	14,828,273

39

Financial Highlights
Invesco Aerospace & Defense ETF (PPA)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$101.14	$80.29	$72.68	$75.01	$53.88
Net investment income(a)	0.62	0.61	0.61	0.44	0.44
Net realized and unrealized gain (loss) on investments	20.61	20.86	7.66	(2.38)	21.13
Total from investment operations	21.23	21.47	8.27	(1.94)	21.57
Distributions to shareholders from:
Net investment income	(0.63)	(0.62)	(0.66)	(0.39)	(0.44)
Net asset value at end of year	$121.74	$101.14	$80.29	$72.68	$75.01
Market price at end of year(b)	$121.74	$101.16	$80.29	$72.65	$74.97
Net Asset Value Total Return(c)	21.03%	26.87%	11.51%	(2.59)%	40.21%
Market Price Total Return(c)	21.01%	26.90%	11.55%	(2.58)%	39.87%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,714,898	$3,119,161	$1,879,496	$1,456,410	$743,395
Ratio to average net assets of:
Expenses	0.58%	0.57%	0.58%	0.58%	0.61%
Net investment income	0.55%	0.70%	0.80%	0.59%	0.71%
Portfolio turnover rate(d)	15%	18%	19%	26%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$64.26	$55.23	$56.37	$60.80	$34.18
Net investment income(a)	1.91	0.74	0.58	0.38	0.23
Net realized and unrealized gain (loss) on investments	2.71	9.15	(1.33)	(4.48)	26.53
Total from investment operations	4.62	9.89	(0.75)	(4.10)	26.76
Distributions to shareholders from:
Net investment income	(0.88)	(0.86)	(0.39)	(0.33)	(0.14)
Net asset value at end of year	$68.00	$64.26	$55.23	$56.37	$60.80
Market price at end of year(b)	$67.94	$64.23	$55.22	$56.30	$60.81
Net Asset Value Total Return(c)	7.15%	18.01%	(1.30)%	(6.78)%	78.39%
Market Price Total Return(c)	7.11%	17.97%	(1.19)%	(6.90)%	78.21%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$103,554	$110,705	$118,909	$121,354	$141,230
Ratio to average net assets of:
Expenses	0.40%	0.72%	0.75%(d)	0.75%	0.75%(d)
Net investment income	2.75%	1.26%	1.05%	0.62%	0.49%
Portfolio turnover rate(e)	191%	196%	104%	92%	110%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco Dorsey Wright Momentum ETF (PDP)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$92.66	$75.23	$74.56	$87.48	$60.60
Net investment income (loss)(a)	0.08	0.16	0.51	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments	7.62	17.53	0.61	(12.80)	27.05
Total from investment operations	7.70	17.69	1.12	(12.92)	26.90
Distributions to shareholders from:
Net investment income	(0.18)	(0.26)	(0.45)	-	(0.02)
Net asset value at end of year	$100.18	$92.66	$75.23	$74.56	$87.48
Market price at end of year(b)	$100.02	$92.63	$75.20	$74.53	$87.44
Net Asset Value Total Return(c)	8.29%	23.56%	1.52%	(14.77)%	44.41%
Market Price Total Return(c)	8.16%	23.57%	1.52%	(14.77)%	44.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,185,169	$1,187,918	$1,014,810	$1,226,528	$1,789,037
Ratio to average net assets of:
Expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	0.08%	0.20%	0.69%	(0.14)%	(0.18)%
Portfolio turnover rate(d)	109%	97%	140%	173%	124%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco Global Listed Private Equity ETF (PSP)
	Years Ended April 30,
	2025	2024	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$63.36	$52.15	$56.25	$78.10	$46.55
Net investment income(b)	1.62	1.45	1.40	2.05	1.50
Net realized and unrealized gain (loss) on investments	4.21	12.76	(4.65)	(15.85)	32.65
Total from investment operations	5.83	14.21	(3.25)	(13.80)	34.15
Distributions to shareholders from:
Net investment income	(5.44)	(3.00)	(0.85)	(8.05)	(2.60)
Net asset value at end of year	$63.75	$63.36	$52.15	$56.25	$78.10
Market price at end of year(c)	$63.54	$63.19	$52.20	$56.35	$78.00
Net Asset Value Total Return(d)	9.46%	28.08%	(5.65)%	(19.85)%	75.17%
Market Price Total Return(d)	9.37%	27.62%	(5.73)%	(19.61)%	74.76%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$235,236	$236,970	$173,148	$195,125	$234,353
Ratio to average net assets of:
Expenses, after Waivers(e)	0.65%	0.68%	0.67%	0.65%	0.68%
Expenses, prior to Waivers(e)	0.65%	0.69%	0.67%	0.65%	0.69%
Net investment income	2.45%	2.56%	2.81%	2.73%	2.42%
Portfolio turnover rate(f)	39%	40%	38%	62%	47%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco Golden Dragon China ETF (PGJ)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.90	$26.81	$27.54	$63.49	$40.36
Net investment income (loss)(a)	0.63	0.45	0.19	0.14	(0.12)
Net realized and unrealized gain (loss) on investments	2.70	(1.73)	(0.67)	(36.09)	23.36
Total from investment operations	3.33	(1.28)	(0.48)	(35.95)	23.24
Distributions to shareholders from:
Net investment income	(1.30)	(0.63)	(0.25)	-	(0.11)
Net asset value at end of year	$26.93	$24.90	$26.81	$27.54	$63.49
Market price at end of year(b)	$26.93	$24.92	$26.82	$27.57	$63.52
Net Asset Value Total Return(c)	14.17%	(4.85)%	(1.80)%	(56.62)%	57.61%
Market Price Total Return(c)	14.08%	(4.81)%	(1.88)%	(56.60)%	57.84%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$141,907	$147,402	$200,541	$239,006	$274,295
Ratio to average net assets of:
Expenses, after Waivers	0.70%	0.71%	0.70%	0.70%	0.69%
Expenses, prior to Waivers	0.70%	0.71%	0.74%	0.71%	0.69%
Net investment income (loss)	2.42%	1.71%	0.69%	0.35%	(0.20)%
Portfolio turnover rate(d)	25%	38%	24%	42%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco MSCI Sustainable Future ETF (ERTH)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$40.63	$46.55	$54.86	$74.89	$42.68
Net investment income(a)	0.46	0.42	0.53	0.54	0.10
Net realized and unrealized gain (loss) on investments	(1.29)	(5.88)	(8.25)	(10.40)	32.29
Total from investment operations	(0.83)	(5.46)	(7.72)	(9.86)	32.39
Distributions to shareholders from:
Net investment income	(0.38)	(0.46)	(0.59)	(0.52)	(0.18)
Net realized gains	-	-	-	(9.65)	-
Total distributions	(0.38)	(0.46)	(0.59)	(10.17)	(0.18)
Net asset value at end of year	$39.42	$40.63	$46.55	$54.86	$74.89
Market price at end of year(b)	$39.24	$40.36	$46.53	$54.67	$74.75
Net Asset Value Total Return(c)	(2.08)%	(11.86)%	(14.22)%	(15.38)%	75.99%
Market Price Total Return(c)	(1.88)%	(12.40)%	(13.95)%	(15.57)%	75.42%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$137,953	$180,805	$279,280	$386,737	$486,807
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.66%	0.61%(d)	0.55%	0.61%
Expenses, prior to Waivers	0.67%	0.66%	0.62%(d)	0.55%	0.61%
Net investment income	1.10%	0.92%	1.02%	0.83%	0.16%
Portfolio turnover rate(e)	31%	29%	37%	30%	140%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco S&P 500 BuyWrite ETF (PBP)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$21.96	$21.48	$22.09	$21.79	$17.45
Net investment income(a)	0.24	0.25	0.26	0.21	0.23
Net realized and unrealized gain (loss) on investments	1.75	1.56	(0.60)	1.57	4.35
Total from investment operations	1.99	1.81	(0.34)	1.78	4.58
Distributions to shareholders from:
Net investment income	(1.02)	(0.26)	(0.27)	(0.24)	(0.24)
Net realized gains	-	-	-	(1.24)	-
Return of capital	(1.31)	(1.07)	-	-	-
Total distributions	(2.33)	(1.33)	(0.27)	(1.48)	(0.24)
Net asset value at end of year	$21.62	$21.96	$21.48	$22.09	$21.79
Market price at end of year(b)	$21.59	$21.96	$21.47	$22.02	$21.76
Net Asset Value Total Return(c)	9.09%	8.70%	(1.47)%	8.06%	26.40%
Market Price Total Return(c)	8.94%	8.75%	(1.21)%	7.86%	26.59%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$134,041	$97,700	$93,419	$138,047	$167,818
Ratio to average net assets of:
Expenses	0.29%	0.43%	0.49%	0.49%	0.49%
Net investment income	1.08%	1.15%	1.26%	0.92%	1.19%
Portfolio turnover rate(d)	41%	12%	38%	33%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco S&P 500® Quality ETF (SPHQ)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$58.31	$48.11	$46.37	$45.73	$33.61
Net investment income(a)	0.76	0.80	0.82	0.70	0.63
Net realized and unrealized gain on investments	7.90	10.18	1.76	0.60	12.11
Total from investment operations	8.66	10.98	2.58	1.30	12.74
Distributions to shareholders from:
Net investment income	(0.77)	(0.78)	(0.84)	(0.66)	(0.62)
Net asset value at end of year	$66.20	$58.31	$48.11	$46.37	$45.73
Market price at end of year(b)	$66.12	$58.30	$48.11	$46.36	$45.75
Net Asset Value Total Return(c)	14.84%	22.97%	5.78%	2.76%	38.23%
Market Price Total Return(c)	14.72%	22.95%	5.80%	2.70%	38.26%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$12,403,994	$8,618,326	$4,817,491	$3,657,788	$2,670,218
Ratio to average net assets of:
Expenses, after Waivers	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, prior to Waivers	0.21%	0.23%	0.19%	0.19%	0.19%
Net investment income	1.15%	1.50%	1.82%	1.40%	1.59%
Portfolio turnover rate(d)	57%	47%	65%	48%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P Spin-Off ETF (CSD)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$68.31	$55.52	$56.87	$64.57	$34.38
Net investment income(a)	0.15	0.31	0.50	0.38	0.33
Net realized and unrealized gain (loss) on investments	5.13	12.81	(1.40)	(7.63)	30.41
Total from investment operations	5.28	13.12	(0.90)	(7.25)	30.74
Distributions to shareholders from:
Net investment income	(0.14)	(0.33)	(0.45)	(0.45)	(0.55)
Net asset value at end of year	$73.45	$68.31	$55.52	$56.87	$64.57
Market price at end of year(b)	$73.45	$68.35	$55.50	$56.92	$64.57
Net Asset Value Total Return(c)	7.70%	23.69%	(1.53)%	(11.24)%	89.69%
Market Price Total Return(c)	7.64%	23.80%	(1.65)%	(11.16)%	89.53%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$61,701	$56,013	$52,744	$64,836	$75,548
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.64%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.67%	0.64%	0.71%	0.65%	0.68%
Net investment income	0.19%	0.51%	0.93%	0.60%	0.68%
Portfolio turnover rate(d)	74%	84%	106%	68%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)
Invesco Water Resources ETF (PHO)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$64.22	$52.60	$48.78	$52.18	$34.44
Net investment income(a)	0.33	0.34	0.29	0.14	0.17
Net realized and unrealized gain (loss) on investments	1.19	11.62	3.82	(3.41)	17.74
Total from investment operations	1.52	11.96	4.11	(3.27)	17.91
Distributions to shareholders from:
Net investment income	(0.33)	(0.34)	(0.29)	(0.13)	(0.17)
Net asset value at end of year	$65.41	$64.22	$52.60	$48.78	$52.18
Market price at end of year(b)	$65.39	$64.23	$52.58	$48.78	$52.17
Net Asset Value Total Return(c)	2.36%	22.82%	8.46%	(6.29)%	52.15%
Market Price Total Return(c)	2.32%	22.89%	8.42%	(6.27)%	51.90%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,057,900	$2,060,053	$1,742,190	$1,658,077	$1,604,412
Ratio to average net assets of:
Expenses	0.59%	0.59%	0.60%	0.59%	0.60%
Net investment income	0.48%	0.59%	0.58%	0.25%	0.39%
Portfolio turnover rate(d)	25%	39%	32%	29%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco WilderHill Clean Energy ETF (PBW)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$20.35	$35.43	$50.99	$87.86	$31.91
Net investment income(a)	0.31	0.81	1.77	0.93	0.61
Net realized and unrealized gain (loss) on investments	(4.64)(b)	(15.10)	(15.53)	(36.46)	55.82
Total from investment operations	(4.33)	(14.29)	(13.76)	(35.53)	56.43
Distributions to shareholders from:
Net investment income	(0.42)	(0.79)	(1.80)	(1.34)	(0.48)
Net asset value at end of year	$15.60	$20.35	$35.43	$50.99	$87.86
Market price at end of year(c)	$15.58	$20.34	$35.41	$50.92	$87.72
Net Asset Value Total Return(d)	(21.73)%(b)	(41.06)%	(27.59)%	(40.88)%	176.87%
Market Price Total Return(d)	(21.79)%(b)	(41.06)%	(27.52)%	(40.86)%	176.26%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$220,825	$301,723	$650,834	$1,070,268	$2,196,396
Ratio to average net assets of:
Expenses	0.64%	0.65%	0.66%	0.62%	0.61%
Net investment income	1.58%	2.64%	3.78%	1.23%	0.71%
Portfolio turnover rate(e)	62%	53%	55%	60%	81%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $(4.70). Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Aerospace & Defense ETF (PPA)	"Aerospace & Defense ETF"
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	"Bloomberg Analyst Rating Improvers ETF"
Invesco Dorsey Wright Momentum ETF (PDP)	"Dorsey Wright Momentum ETF"
Invesco Global Listed Private Equity ETF (PSP)	"Global Listed Private Equity ETF"
Invesco Golden Dragon China ETF (PGJ)	"Golden Dragon China ETF"
Invesco MSCI Sustainable Future ETF (ERTH)	"MSCI Sustainable Future ETF"
Invesco S&P 500 BuyWrite ETF (PBP)	"S&P 500 BuyWrite ETF"
Invesco S&P 500® Quality ETF (SPHQ)	"S&P 500® Quality ETF"
Invesco S&P Spin-Off ETF (CSD)	"S&P Spin-Off ETF"
Invesco Water Resources ETF (PHO)	"Water Resources ETF"
Invesco WilderHill Clean Energy ETF (PBW)	"WilderHill Clean Energy ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
Aerospace & Defense ETF	NYSE Arca, Inc.
Bloomberg Analyst Rating Improvers ETF	NYSE Arca, Inc.
Dorsey Wright Momentum ETF	The Nasdaq Stock Market LLC
Global Listed Private Equity ETF	NYSE Arca, Inc.
Golden Dragon China ETF	The Nasdaq Stock Market LLC
MSCI Sustainable Future ETF	NYSE Arca, Inc.
S&P 500 BuyWrite ETF	Cboe BZX Exchange, Inc.
S&P 500® Quality ETF	NYSE Arca, Inc.
S&P Spin-Off ETF	NYSE Arca, Inc.
Water Resources ETF	The Nasdaq Stock Market LLC
WilderHill Clean Energy ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

49

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Aerospace & Defense ETF	SPADE® Defense Index
Bloomberg Analyst Rating Improvers ETF	Bloomberg ANR Improvers Index
Dorsey Wright Momentum ETF	Dorsey Wright® Technical Leaders Index
Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index
Golden Dragon China ETF	NASDAQ Golden Dragon China Index
MSCI Sustainable Future ETF	MSCI Global Environment Select Index
S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM
S&P 500® Quality ETF	S&P 500® Quality Index
S&P Spin-Off ETF	S&P U.S. Spin-Off Index
Water Resources ETF	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy ETF	WilderHill Clean Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the

50

indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

51

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Bloomberg Analyst Rating Improvers ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. S&P 500 BuyWrite ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, partnerships and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2025, the Funds did not enter into any closing agreements.

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G.
Expenses - Each Fund (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) is responsible for all of its own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by

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the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund (except for S&P 500 BuyWrite ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Aerospace & Defense ETF	$14,215
Bloomberg Analyst Rating Improvers ETF	86,947
Dorsey Wright Momentum ETF	2,936
Global Listed Private Equity ETF	36,408
Golden Dragon China ETF	115,088
MSCI Sustainable Future ETF	9,601
S&P 500® Quality ETF	13,453
S&P Spin-Off ETF	1,132
Water Resources ETF	4,798
WilderHill Clean Energy ETF	496,438

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the

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investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Call Options Written - Certain Funds may write call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
N.
Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant ("FCM")) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the

55

event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.
O.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Clean Energy Industry Risk. For certain Funds, the risks of investing in the clean energy industry include the risks of focusing investments in the water, energy and environmental sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Securities of companies in the clean energy industry are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for clean energy products and services in general, may adversely affect a Fund’s performance. Obsolescence of existing technology, short product cycles, falling prices and profits, the supply of, and demand for, oil and gas, the price of oil and gas, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. The clean energy industry is an emerging growth industry, and therefore shares of such companies may be more volatile and, historically, have been more volatile than shares of companies operating in other, more established industries. In addition, certain methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet

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traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each

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Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Non-Diversified Fund Risk. Because Aerospace & Defense ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Thematic Investing Risk. Certain Funds rely on the index provider for its Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology.  The Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that the index provider evaluates environmental, social and governance ("ESG") factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact the Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect complete exposure to any particular environmental theme.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.40% and 0.29%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average

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daily net assets per year through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, Dorsey Wright Momentum ETF, Global Listed Private Equity ETF, Golden Dragon China ETF, Water Resources ETF and WilderHill Clean Energy ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Aerospace & Defense ETF	$1,696
Bloomberg Analyst Rating Improvers ETF	49
Dorsey Wright Momentum ETF	1,149
Global Listed Private Equity ETF	651
Golden Dragon China ETF	228
MSCI Sustainable Future ETF	26,796
S&P 500 BuyWrite ETF	107
S&P 500® Quality ETF	6,348,668
S&P Spin-Off ETF	15,634
Water Resources ETF	1,545
WilderHill Clean Energy ETF	350
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28
Golden Dragon China ETF	$15,075	$13,900	$1,175	$-
MSCI Sustainable Future ETF	26,573	-	-	26,573
S&P 500® Quality ETF	13,153,982	1,633,585	5,177,966	6,342,431
S&P Spin-Off ETF	29,261	409	13,246	15,606
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Aerospace & Defense ETF	SPADE Indexes
Bloomberg Analyst Rating Improvers ETF	Bloomberg Index Services Limited
Dorsey Wright Momentum ETF	Dorsey Wright & Associates, LLC
Global Listed Private Equity ETF	Red Rocks Capital, LLC
Golden Dragon China ETF	Nasdaq, Inc.
MSCI Sustainable Future ETF	MSCI, Inc.
S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC
S&P 500® Quality ETF	S&P Dow Jones Indices LLC
S&P Spin-Off ETF	S&P Dow Jones Indices LLC
Water Resources ETF	Nasdaq, Inc.
WilderHill Clean Energy ETF	WilderHill

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Aerospace & Defense ETF	$47,938
Bloomberg Analyst Rating Improvers ETF	28,633
Dorsey Wright Momentum ETF	116,275
Global Listed Private Equity ETF	17,326
Golden Dragon China ETF	21,202
MSCI Sustainable Future ETF	13,320
S&P 500 BuyWrite ETF	29
S&P 500® Quality ETF	211,819
S&P Spin-Off ETF	14,391
Water Resources ETF	7,161
WilderHill Clean Energy ETF	278,182
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended April 30, 2025, the following Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
S&P 500 BuyWrite ETF	$63,022	$-	$-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of April 30, 2025, for each Fund (except for S&P 500 BuyWrite ETF). As of April 30, 2025, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,714,511,494	$-	$-	$4,714,511,494
Money Market Funds	2,020,998	343,031,732	-	345,052,730
Total Investments	$4,716,532,492	$343,031,732	$-	$5,059,564,224
Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$103,313,502	$-	$-	$103,313,502
Money Market Funds	99,437	7,881,519	-	7,980,956
Total Investments	$103,412,939	$7,881,519	$-	$111,294,458
Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,185,116,178	$-	$-	$1,185,116,178
Money Market Funds	688,015	35,776,843	-	36,464,858
Total Investments	$1,185,804,193	$35,776,843	$-	$1,221,581,036
Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$103,041,635	$112,035,383	$-	$215,077,018
Closed-End Funds	698,256	18,743,724	-	19,441,980
Money Market Funds	-	71,273,335	-	71,273,335
Total Investments	$103,739,891	$202,052,442	$-	$305,792,333
Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$141,843,501	$-	$-	$141,843,501
Money Market Funds	106,162	13,649,823	-	13,755,985
Total Investments	$141,949,663	$13,649,823	$-	$155,599,486
MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,090,700	$83,626,674	$-	$137,717,374
Money Market Funds	201,797	31,073,285	-	31,275,082
Total Investments	$54,292,497	$114,699,959	$-	$168,992,456
S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,392,554,612	$-	$-	$12,392,554,612
Money Market Funds	9,446,281	181,915,882	-	191,362,163
Total Investments	$12,402,000,893	$181,915,882	$-	$12,583,916,775
S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,718,877	$-	$-	$61,718,877
Money Market Funds	18,848	16,269,597	-	16,288,445
Total Investments	$61,737,725	$16,269,597	$-	$78,007,322
Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,057,468,810	$-	$-	$2,057,468,810
Money Market Funds	1,261,782	48,108,595	-	49,370,377
Total Investments	$2,058,730,592	$48,108,595	$-	$2,106,839,187

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	Level 1	Level 2	Level 3	Total
WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$220,561,363	$-	$-	$220,561,363
Money Market Funds	453,923	60,547,646	-	61,001,569
Total Investments	$221,015,286	$60,547,646	$-	$281,562,932
NOTE 6—Derivative Investments
The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Derivative Liabilities	Equity Risk
Options written, at value - Exchange-Traded	$(8,330,850)
Derivatives not subject to master netting agreements	8,330,850
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Fiscal Year Ended April 30, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
	Equity Risk
Realized Gain (Loss):
Options written	$-	$993,490
Swap agreements	(122,364)	-
Change in Net Unrealized Appreciation (Depreciation):
Options written	-	(3,654,437)
Swap agreements	25,344	-
Total	$(97,020)	$(2,660,947)
The table below summarizes the average notional value of derivatives held during the period.
	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Options written	$-	$107,505,115
Swap agreements	544,673	-

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NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025		2024
	Ordinary Income*	Return of Capital	Ordinary Income*	Return of Capital
Aerospace & Defense ETF	$23,576,409	$-	$16,570,318	$-
Bloomberg Analyst Rating Improvers ETF	1,377,581	-	1,727,464	-
Dorsey Wright Momentum ETF	2,211,301	-	3,447,778	-
Global Listed Private Equity ETF	21,054,416	-	11,291,655	-
Golden Dragon China ETF	7,683,520	-	3,918,490	-
MSCI Sustainable Future ETF	1,537,286	-	2,570,872	-
S&P 500 BuyWrite ETF	4,755,594	6,116,501	1,120,086	4,625,989
S&P 500® Quality ETF	129,366,396	-	95,208,287	-
S&P Spin-Off ETF	130,426	-	285,236	-
Water Resources ETF	10,778,801	-	11,212,867	-
WilderHill Clean Energy ETF	6,224,546	-	13,076,618	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Post-October Capital Losses Deferrals	Shares of Beneficial Interest	Total Net Assets
Aerospace & Defense ETF	$-	$(116,731)	$746,997,891	$-	$-	$(48,368,588)	$-	$4,016,385,522	$4,714,898,094
Bloomberg Analyst Rating Improvers ETF	1,673,847	-	(1,947,491)	-	-	(74,214,945)	-	178,042,776	103,554,187
Dorsey Wright Momentum ETF	-	(226,771)	159,424,629	-	-	(1,001,117,072)	-	2,027,087,902	1,185,168,688
Global Listed Private Equity ETF	7,218,492	(115,205)	(901,800)	-	22,122	(129,401,901)	-	358,414,759	235,236,467
Golden Dragon China ETF	2,373,986	(121,612)	(70,060,108)	-	-	(329,658,270)	-	539,373,321	141,907,317
MSCI Sustainable Future ETF	774,412	(788,715)	(51,864,771)	-	4,159	(82,482,894)	-	272,311,082	137,953,273
S&P 500 BuyWrite ETF	-	-	3,655,453	(3,655,452)	-	-	(1,727,533)	135,769,007	134,041,475
S&P 500® Quality ETF	4,746,004	(172,435)	552,102,755	-	-	(617,109,817)	-	12,464,427,101	12,403,993,608
S&P Spin- Off ETF	88,761	(11,579)	2,708,886	-	-	(153,763,816)	-	212,678,671	61,700,923

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	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Post-October Capital Losses Deferrals	Shares of Beneficial Interest	Total Net Assets
Water Resources ETF	$194,483	$(298,128)	$345,376,033	$-	$-	$(332,735,900)	$-	$2,045,363,265	$2,057,899,753
WilderHill Clean Energy ETF	-	(157,263)	(220,895,337)	-	-	(1,627,090,560)	-	2,068,968,443	220,825,283
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Aerospace & Defense ETF	$28,695,986	$19,672,602	$48,368,588
Bloomberg Analyst Rating Improvers ETF	42,610,692	31,604,253	74,214,945
Dorsey Wright Momentum ETF	1,001,117,072	-	1,001,117,072
Global Listed Private Equity ETF	37,820,659	91,581,242	129,401,901
Golden Dragon China ETF	57,491,337	272,166,933	329,658,270
MSCI Sustainable Future ETF	12,250,459	70,232,435	82,482,894
S&P 500 BuyWrite ETF	-	-	-
S&P 500® Quality ETF	490,918,815	126,191,002	617,109,817
S&P Spin-Off ETF	57,946,273	95,817,543	153,763,816
Water Resources ETF	189,728,509	143,007,391	332,735,900
WilderHill Clean Energy ETF	544,905,493	1,082,185,067	1,627,090,560

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Aerospace & Defense ETF	$639,101,058	$632,795,498
Bloomberg Analyst Rating Improvers ETF	212,692,688	210,086,803
Dorsey Wright Momentum ETF	1,474,582,784	1,470,322,267
Global Listed Private Equity ETF	100,139,663	112,084,061
Golden Dragon China ETF	35,875,287	40,159,884
MSCI Sustainable Future ETF	50,715,652	57,279,392
S&P 500 BuyWrite ETF	43,987,129	50,192,048
S&P 500® Quality ETF	6,268,209,788	6,270,432,930
S&P Spin-Off ETF	49,661,995	49,529,226
Water Resources ETF	556,484,261	552,531,716
WilderHill Clean Energy ETF	181,542,820	182,254,916

65

For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Aerospace & Defense ETF	$1,852,424,437	$975,988,986
Bloomberg Analyst Rating Improvers ETF	72,200,148	86,391,344
Dorsey Wright Momentum ETF	1,090,382,825	1,183,620,828
Global Listed Private Equity ETF	42,993,933	41,027,197
Golden Dragon China ETF	47,746,193	56,918,191
MSCI Sustainable Future ETF	-	32,024,601
S&P 500 BuyWrite ETF	62,767,389	21,220,653
S&P 500® Quality ETF	9,250,550,273	6,708,402,834
S&P Spin-Off ETF	23,436,209	20,656,680
Water Resources ETF	408,596,619	449,643,458
WilderHill Clean Energy ETF	283,745,699	288,607,676
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense ETF	$852,469,124	$(105,471,233)	$746,997,891	$4,312,566,333
Bloomberg Analyst Rating Improvers ETF	3,860,008	(5,807,499)	(1,947,491)	113,241,949
Dorsey Wright Momentum ETF	185,108,753	(25,684,124)	159,424,629	1,062,156,407
Global Listed Private Equity ETF	34,305,689	(35,207,489)	(901,800)	306,694,133
Golden Dragon China ETF	7,807,060	(77,867,168)	(70,060,108)	225,659,594
MSCI Sustainable Future ETF	14,522,939	(66,387,710)	(51,864,771)	220,857,227
S&P 500 BuyWrite ETF	23,433,939	(23,433,939)	-	134,015,851
S&P 500® Quality ETF	1,390,281,647	(838,178,892)	552,102,755	12,031,814,020
S&P Spin-Off ETF	13,361,468	(10,652,582)	2,708,886	75,298,436
Water Resources ETF	394,493,464	(49,117,431)	345,376,033	1,761,463,154
WilderHill Clean Energy ETF	6,613,706	(227,509,043)	(220,895,337)	502,458,269
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, passive foreign investment companies and return of capital, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Aerospace & Defense ETF	$736,184	$(490,259,807)	$489,523,623
Bloomberg Analyst Rating Improvers ETF	-	(12,778,157)	12,778,157
Dorsey Wright Momentum ETF	1,180,824	(322,610,817)	321,429,993
Global Listed Private Equity ETF	6,652,089	(11,165,057)	4,512,968
Golden Dragon China ETF	2,659,445	2,094,585	(4,754,030)
MSCI Sustainable Future ETF	96,638	3,847,030	(3,943,668)
S&P 500 BuyWrite ETF	3,623,338	(3,623,338)	-
S&P 500® Quality ETF	-	(1,960,549,108)	1,960,549,108
S&P Spin-Off ETF	2	(6,029,455)	6,029,453
Water Resources ETF	45	(124,507,226)	124,507,181
WilderHill Clean Energy ETF	3,052,145	28,912,375	(31,964,520)

66

NOTE 10—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 11—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

67

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Aerospace & Defense ETF, Invesco Bloomberg Analyst Rating Improvers ETF, Invesco Dorsey Wright Momentum ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco MSCI Sustainable Future ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500 Quality ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF and Invesco WilderHill Clean Energy ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Aerospace & Defense ETF, Invesco Bloomberg Analyst Rating Improvers ETF, Invesco Dorsey Wright Momentum ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco MSCI Sustainable Future ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500 Quality ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF and Invesco WilderHill Clean Energy ETF (eleven of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

68

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Short Term Gains
Invesco Aerospace & Defense ETF	0%	100%	100%	0%	0%	$-
Invesco Bloomberg Analyst Rating Improvers ETF	0%	83%	82%	0%	0%	-
Invesco Dorsey Wright Momentum ETF	0%	100%	100%	0%	0%	-
Invesco Global Listed Private Equity ETF	0%	13%	8%	0%	0%	-
Invesco Golden Dragon China ETF	0%	24%	2%	0%	0%	-
Invesco MSCI Sustainable Future ETF	8%	43%	4%	0%	0%	-
Invesco S&P 500 BuyWrite ETF	0%	0%	0%	0%	0%	3,623,256
Invesco S&P 500® Quality ETF	0%	100%	100%	0%	0%	-
Invesco S&P Spin-Off ETF	0%	100%	100%	0%	0%	-
Invesco Water Resources ETF	0%	100%	100%	0%	0%	-
Invesco WilderHill Clean Energy ETF	0%	11%	4%	0%	0%	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco Global Listed Private Equity ETF	$0.0307	$1.4460
Invesco MSCI Sustainable Future ETF	0.0393	0.6892

69

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays

70

Approval of Investment Advisory Contracts—(continued)
its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses
●
0.07% of the Fund’s average daily net assets for Invesco Dow Jones Industrial Average Dividend ETF;
●
0.20% of the Fund’s average daily net assets for each of Invesco S&P 500® Equal Weight ETF and Invesco S&P 500® Top 50 ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco S&P 500 BuyWrite ETF and Invesco Bloomberg MVP Multi-factor ETF;
●
0.35% of the Fund’s average daily net assets for each of Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® GARP ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF;
●
0.60% of the Fund’s average daily net assets for Invesco NASDAQ Internet ETF; and
●
0.40% of the Fund’s average daily net assets for each other Fund.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF	X		X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF	X		X
Invesco S&P 500® Equal Weight ETF	X		X
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF	X		X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF	X	X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF			X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X

71

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

72

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration

73

Approval of Investment Advisory Contracts—(continued)
statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
●
0.15% of the Fund’s average daily net assets for Invesco S&P 500® Quality ETF;
●
0.25% of the Fund’s average daily net assets for each of Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.40% of the Fund’s average daily net assets for each of Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF; and
●
0.50% of the Fund’s average daily net assets for each other Fund.
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund’s average daily net assets, at least until August 31, 2027, as set forth below:
●
0.15%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 500® Quality ETF;
●
0.25%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF;
●
0.60%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF and Invesco Dorsey Wright Utilities Momentum ETF; and
●
0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Aerospace & Defense ETF, Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco BuyBack AchieversTM ETF, Invesco Dorsey Wright Momentum ETF, Invesco Energy Exploration & Production ETF, Invesco Financial Preferred ETF, Invesco Food & Beverage ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco Leisure and Entertainment ETF, Invesco MSCI

74

Approval of Investment Advisory Contracts—(continued)
Sustainable Future ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF, Invesco Semiconductors ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X

75

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF		X	X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF		X	X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X

76

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.

77

Approval of Investment Advisory Contracts—(continued)
Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

78

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

79

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPEC-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2025
PWB	Invesco Large Cap Growth ETF
PWV	Invesco Large Cap Value ETF
EQWL	Invesco S&P 100 Equal Weight ETF
SPGP	Invesco S&P 500 GARP ETF
SPVM	Invesco S&P 500 Value with Momentum ETF
XMMO	Invesco S&P MidCap Momentum ETF
XMHQ	Invesco S&P MidCap Quality ETF
XMVM	Invesco S&P MidCap Value with Momentum ETF
XSMO	Invesco S&P SmallCap Momentum ETF
XSVM	Invesco S&P SmallCap Value with Momentum ETF
CZA	Invesco Zacks Mid-Cap ETF
CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Large Cap Growth ETF (PWB)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-11.65%
Alphabet, Inc., Class A	193,751	$30,767,659
Meta Platforms, Inc., Class A	51,695	28,380,555
Netflix, Inc.(b)	34,787	39,369,144
Spotify Technology S.A. (Sweden)(b)	24,744	15,192,321
		113,709,679
Consumer Discretionary-14.82%
Amazon.com, Inc.(b)(c)	159,714	29,454,456
AutoZone, Inc.(b)	4,247	15,979,762
Booking Holdings, Inc.	2,895	14,762,416
Coupang, Inc. (South Korea)(b)	602,659	14,084,141
DoorDash, Inc., Class A(b)	76,158	14,690,117
Garmin Ltd.	64,443	12,042,463
Hilton Worldwide Holdings, Inc.	56,473	12,733,532
MercadoLibre, Inc. (Brazil)(b)	6,718	15,658,650
TJX Cos., Inc. (The)	118,710	15,275,603
		144,681,140
Consumer Staples-6.75%
Costco Wholesale Corp.	32,197	32,019,916
Walmart, Inc.	347,923	33,835,512
		65,855,428
Energy-1.31%
Targa Resources Corp.	74,724	12,770,332
Financials-20.00%
American Express Co.	115,859	30,865,996
Charles Schwab Corp. (The)	184,392	15,009,509
Fiserv, Inc.(b)	62,681	11,569,032
Intercontinental Exchange, Inc.(c)	85,078	14,290,552
Mastercard, Inc., Class A	60,266	33,029,384
Moody’s Corp.	29,027	13,152,714
Progressive Corp. (The)	52,293	14,733,030
Robinhood Markets, Inc., Class A(b)	317,207	15,578,036
S&P Global, Inc.	27,311	13,656,865
Visa, Inc., Class A	96,538	33,353,879
		195,238,997
Health Care-2.87%
Boston Scientific Corp.(b)	144,624	14,877,471
Intuitive Surgical, Inc.(b)	25,389	13,095,646
		27,973,117
Industrials-12.93%
Cintas Corp.	70,767	14,979,959
General Electric Co.(c)	170,557	34,374,058
Howmet Aerospace, Inc.	111,845	15,499,480
Quanta Services, Inc.	55,089	16,123,999
Trane Technologies PLC	41,768	16,010,092
Uber Technologies, Inc.(b)(c)	194,351	15,744,374
Vertiv Holdings Co., Class A	158,502	13,532,901
		126,264,863
	Shares	Value
Information Technology-25.59%
Adobe, Inc.(b)	32,857	$12,320,718
Amphenol Corp., Class A(c)	224,061	17,241,494
Apple, Inc.	137,586	29,237,025
AppLovin Corp., Class A(b)	38,618	10,400,214
Arista Networks, Inc.(b)	156,825	12,901,993
Broadcom, Inc.	167,816	32,299,545
Fair Isaac Corp.(b)	8,015	15,947,285
Fortinet, Inc.(b)	134,801	13,986,952
KLA Corp.	20,099	14,123,366
Microsoft Corp.	85,414	33,760,738
NVIDIA Corp.	268,399	29,234,019
Oracle Corp.	201,659	28,377,454
		249,830,803
Materials-1.41%
Ecolab, Inc.	54,824	13,784,398
Utilities-2.66%
Constellation Energy Corp.(c)	55,106	12,312,884
Vistra Corp.(c)	105,614	13,690,743
		26,003,627
Total Common Stocks & Other Equity Interests (Cost $815,705,646)		976,112,384
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $582,888)	582,888	582,888
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $816,288,534)		976,695,272
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.33%
Invesco Private Government Fund, 4.32%(d)(e)(f)	9,023,694	9,023,694
Invesco Private Prime Fund, 4.46%(d)(e)(f)	23,478,814	23,483,510
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,507,324)		32,507,204
TOTAL INVESTMENTS IN SECURITIES-103.38% (Cost $848,795,858)		1,009,202,476
OTHER ASSETS LESS LIABILITIES-(3.38)%		(32,949,642)
NET ASSETS-100.00%		$976,252,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Large Cap Growth ETF (PWB)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$471,270	$9,208,497	$(9,096,879)	$-	$-	$582,888	$24,969
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,632,833	241,683,429	(240,292,568)	-	-	9,023,694	262,881 *
Invesco Private Prime Fund	19,628,040	579,163,344	(575,302,232)	820	(6,462)	23,483,510	700,538 *
Total	$27,732,143	$830,055,270	$(824,691,679)	$820	$(6,462)	$33,090,092	$988,388

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Large Cap Value ETF (PWV)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-3.22%
AT&T, Inc.	568,009	$15,733,849
Charter Communications, Inc., Class A(b)	42,195	16,534,533
		32,268,382
Consumer Discretionary-6.10%
General Motors Co.	324,068	14,660,837
Home Depot, Inc. (The)	89,919	32,414,900
Lowe’s Cos., Inc.	62,454	13,962,216
		61,037,953
Consumer Staples-10.44%
Altria Group, Inc.(c)	270,315	15,989,132
Kroger Co. (The)	231,208	16,695,530
Philip Morris International, Inc.	224,659	38,497,566
Procter & Gamble Co. (The)	204,851	33,302,627
		104,484,855
Energy-17.78%
Cheniere Energy, Inc.	70,066	16,192,953
Chevron Corp.(c)	226,118	30,765,615
Energy Transfer L.P.	800,066	13,233,092
EOG Resources, Inc.	115,271	12,717,849
Exxon Mobil Corp.	322,302	34,044,760
Kinder Morgan, Inc.	579,980	15,253,474
Marathon Petroleum Corp.	100,515	13,811,766
ONEOK, Inc.	158,055	12,985,799
Valero Energy Corp.(c)	113,255	13,147,773
Williams Cos., Inc. (The)	269,443	15,781,277
		177,934,358
Financials-31.54%
Aflac, Inc.(c)	141,827	15,413,758
Bank of America Corp.	804,725	32,092,433
Bank of New York Mellon Corp. (The)(c)	174,497	14,031,304
Capital One Financial Corp.	78,067	14,072,357
Citigroup, Inc.	193,723	13,246,779
CME Group, Inc., Class A	60,357	16,723,718
Goldman Sachs Group, Inc. (The)	57,442	31,452,367
JPMorgan Chase & Co.	137,385	33,607,119
MetLife, Inc.	184,149	13,879,310
Morgan Stanley	272,537	31,456,221
PayPal Holdings, Inc.(b)	204,367	13,455,523
PNC Financial Services Group, Inc. (The)	81,174	13,043,850
Prudential Financial, Inc.	136,250	13,994,237
Truist Financial Corp.	335,271	12,854,290
U.S. Bancorp	329,723	13,301,026
Wells Fargo & Co.	465,265	33,038,468
		315,662,760
Health Care-14.49%
AbbVie, Inc.	173,238	33,798,734
	Shares	Value
Health Care-(continued)
Cencora, Inc.	60,426	$17,684,877
CVS Health Corp.	237,784	15,862,571
Gilead Sciences, Inc.(c)	135,729	14,460,568
HCA Healthcare, Inc.(c)	45,447	15,682,851
Johnson & Johnson	212,937	33,284,182
Medtronic PLC	167,304	14,180,687
		144,954,470
Industrials-5.20%
3M Co.	103,298	14,349,125
Cummins, Inc.	41,927	12,319,830
Delta Air Lines, Inc.	244,979	10,198,476
Johnson Controls International PLC	180,418	15,137,070
		52,004,501
Information Technology-9.74%
Cisco Systems, Inc.	549,563	31,726,272
International Business Machines Corp.	137,206	33,179,155
QUALCOMM, Inc.	219,386	32,570,045
		97,475,472
Real Estate-1.33%
CBRE Group, Inc., Class A(b)	109,133	13,333,870
Total Common Stocks & Other Equity Interests (Cost $930,166,172)		999,156,621
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $785,842)	785,842	785,842
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $930,952,014)		999,942,463
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.45%
Invesco Private Government Fund, 4.32%(d)(e)(f)	12,347,453	12,347,453
Invesco Private Prime Fund, 4.46%(d)(e)(f)	32,172,959	32,179,394
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,526,847)		44,526,847
TOTAL INVESTMENTS IN SECURITIES-104.37% (Cost $975,478,861)		1,044,469,310
OTHER ASSETS LESS LIABILITIES-(4.37)%		(43,734,467)
NET ASSETS-100.00%		$1,000,734,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Large Cap Value ETF (PWV)—(continued)
April 30, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$342,537	$36,150,765	$(35,707,460)	$-	$-	$785,842	$27,086
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,875,620	340,487,592	(331,015,759)	-	-	12,347,453	324,237 *
Invesco Private Prime Fund	7,391,824	782,942,885	(758,153,084)	733	(2,964)	32,179,394	880,353 *
Total	$10,609,981	$1,159,581,242	$(1,124,876,303)	$733	$(2,964)	$45,312,689	$1,231,676

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-9.22%
Alphabet, Inc., Class A	39,196	$6,224,325
Alphabet, Inc., Class C	31,791	5,114,854
AT&T, Inc.	463,866	12,849,088
Charter Communications, Inc., Class A(b)(c)	34,107	13,365,169
Comcast Corp., Class A	339,061	11,595,886
Meta Platforms, Inc., Class A	19,219	10,551,231
Netflix, Inc.(b)	12,968	14,676,145
T-Mobile US, Inc.	46,609	11,510,093
Verizon Communications, Inc.	280,169	12,344,246
Walt Disney Co. (The)	120,816	10,988,215
		109,219,252
Consumer Discretionary-8.84%
Amazon.com, Inc.(b)	59,978	11,061,143
Booking Holdings, Inc.	2,690	13,717,063
General Motors Co.	249,063	11,267,610
Home Depot, Inc. (The)	32,724	11,796,675
Lowe’s Cos., Inc.	52,299	11,691,964
McDonald’s Corp.	39,855	12,739,651
NIKE, Inc., Class B	162,137	9,144,527
Starbucks Corp.	120,895	9,677,645
Tesla, Inc.(b)	48,094	13,570,203
		104,666,481
Consumer Staples-10.33%
Altria Group, Inc.	206,410	12,209,152
Coca-Cola Co. (The)	170,221	12,349,534
Colgate-Palmolive Co.	131,378	12,111,738
Costco Wholesale Corp.	12,873	12,802,198
Mondelez International, Inc., Class A(c)	183,665	12,513,096
PepsiCo, Inc.	80,561	10,922,460
Philip Morris International, Inc.	78,830	13,508,309
Procter & Gamble Co. (The)	70,827	11,514,345
Target Corp.	111,238	10,756,715
Walmart, Inc.	140,007	13,615,681
		122,303,228
Energy-2.79%
Chevron Corp.(c)	77,953	10,606,285
ConocoPhillips	122,058	10,877,809
Exxon Mobil Corp.	109,315	11,546,944
		33,031,038
Financials-18.50%
American Express Co.	45,758	12,190,389
American International Group, Inc.	148,164	12,078,329
Bank of America Corp.	298,978	11,923,243
Bank of New York Mellon Corp. (The)	147,748	11,880,417
Berkshire Hathaway, Inc., Class B(b)	23,991	12,793,201
BlackRock, Inc.	13,094	11,971,320
Capital One Financial Corp.(c)	70,032	12,623,968
Charles Schwab Corp. (The)	160,757	13,085,620
Citigroup, Inc.	175,625	12,009,237
Goldman Sachs Group, Inc. (The)	22,274	12,196,129
JPMorgan Chase & Co.	52,390	12,815,642
Mastercard, Inc., Class A	22,706	12,444,250
MetLife, Inc.	150,647	11,354,264
Morgan Stanley	104,643	12,077,895
	Shares	Value
Financials-(continued)
PayPal Holdings, Inc.(b)	173,859	$11,446,877
U.S. Bancorp	286,265	11,547,930
Visa, Inc., Class A	35,890	12,399,995
Wells Fargo & Co.	173,140	12,294,671
		219,133,377
Health Care-14.30%
Abbott Laboratories	91,434	11,954,996
AbbVie, Inc.	56,157	10,956,231
Amgen, Inc.	38,092	11,081,725
Bristol-Myers Squibb Co.	199,487	10,014,247
CVS Health Corp.	183,679	12,253,226
Danaher Corp.	58,250	11,610,973
Eli Lilly and Co.	14,482	13,018,594
Gilead Sciences, Inc.	104,663	11,150,796
Intuitive Surgical, Inc.(b)	23,950	12,353,410
Johnson & Johnson	73,224	11,445,643
Medtronic PLC	130,372	11,050,331
Merck & Co., Inc.	127,820	10,890,264
Pfizer, Inc.	464,123	11,329,242
Thermo Fisher Scientific, Inc.	23,290	9,991,410
UnitedHealth Group, Inc.	24,787	10,198,363
		169,299,451
Industrials-12.73%
3M Co.	79,450	11,036,399
Boeing Co. (The)(b)	74,998	13,742,634
Caterpillar, Inc.	35,280	10,911,046
Deere & Co.	25,353	11,752,637
Emerson Electric Co.	107,670	11,317,194
FedEx Corp.	49,021	10,310,587
General Dynamics Corp.	45,878	12,484,321
General Electric Co.	61,045	12,303,009
Honeywell International, Inc.	57,795	12,165,847
Lockheed Martin Corp.	25,850	12,349,837
RTX Corp.	93,024	11,733,117
Union Pacific Corp.	50,257	10,838,425
United Parcel Service, Inc., Class B	103,496	9,863,169
		150,808,222
Information Technology-17.07%
Accenture PLC, Class A (Ireland)	36,754	10,994,959
Adobe, Inc.(b)	27,186	10,194,206
Advanced Micro Devices, Inc.(b)	118,073	11,494,407
Apple, Inc.	55,001	11,687,712
Broadcom, Inc.	61,396	11,816,888
Cisco Systems, Inc.	197,326	11,391,630
Intel Corp.	575,971	11,577,017
International Business Machines Corp.	47,822	11,564,316
Intuit, Inc.	20,165	12,652,933
Microsoft Corp.	31,175	12,322,230
NVIDIA Corp.	103,102	11,229,870
Oracle Corp.	79,037	11,122,087
Palantir Technologies, Inc., Class A(b)	142,327	16,857,210
QUALCOMM, Inc.	78,128	11,598,883
Salesforce, Inc.	41,952	11,272,922
ServiceNow, Inc.(b)	14,145	13,508,616
Texas Instruments, Inc.	67,920	10,870,596
		202,156,482
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
April 30, 2025
	Shares	Value
Materials-1.01%
Linde PLC	26,489	$12,005,609
Real Estate-2.05%
American Tower Corp.	57,707	13,007,735
Simon Property Group, Inc.	71,919	11,318,612
		24,326,347
Utilities-3.02%
Duke Energy Corp.	102,276	12,479,717
NextEra Energy, Inc.	163,581	10,940,297
Southern Co. (The)	134,576	12,366,189
		35,786,203
Total Common Stocks & Other Equity Interests (Cost $1,131,535,451)		1,182,735,690
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $660,360)	660,360	660,360
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,132,195,811)		1,183,396,050
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.97%
Invesco Private Government Fund, 4.32%(d)(e)(f)	9,777,174	$9,777,174
Invesco Private Prime Fund, 4.46%(d)(e)(f)	25,437,550	25,442,638
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,219,812)		35,219,812
TOTAL INVESTMENTS IN SECURITIES-102.89% (Cost $1,167,415,623)		1,218,615,862
OTHER ASSETS LESS LIABILITIES-(2.89)%		(34,263,905)
NET ASSETS-100.00%		$1,184,351,957

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,455,743	$(19,795,383)	$-	$-	$660,360	$17,272
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,551,231	228,256,392	(223,030,449)	-	-	9,777,174	215,605 *
Invesco Private Prime Fund	11,704,960	515,628,826	(501,886,723)	225	(4,650)	25,442,638	585,259 *
Total	$16,256,191	$764,340,961	$(744,712,555)	$225	$(4,650)	$35,880,172	$818,136

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500 GARP ETF (SPGP)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.04%
Alphabet, Inc., Class C	183,196	$29,474,404
Meta Platforms, Inc., Class A	49,717	27,294,633
		56,769,037
Consumer Discretionary-15.57%
Darden Restaurants, Inc.(b)	194,213	38,966,896
Deckers Outdoor Corp.(c)	180,312	19,983,979
Genuine Parts Co.	423,535	49,786,539
Lennar Corp., Class A	195,320	21,213,705
lululemon athletica, inc.(c)	121,964	33,024,192
NVR, Inc.(c)	3,033	21,612,400
PulteGroup, Inc.	297,842	30,552,633
Ralph Lauren Corp.	214,455	48,241,652
Ross Stores, Inc.	386,638	53,742,682
TJX Cos., Inc. (The)	480,350	61,811,438
Ulta Beauty, Inc.(c)	136,859	54,146,895
		433,083,011
Consumer Staples-2.99%
Archer-Daniels-Midland Co.	534,227	25,509,339
Lamb Weston Holdings, Inc.	485,750	25,652,458
Sysco Corp.	449,972	32,128,001
		83,289,798
Energy-22.91%
APA Corp.(b)	2,191,799	34,060,556
Chevron Corp.	342,769	46,637,150
ConocoPhillips	645,958	57,567,777
Coterra Energy, Inc.	2,018,812	49,582,023
Devon Energy Corp.	1,133,512	34,470,100
Diamondback Energy, Inc.	330,741	43,661,119
EOG Resources, Inc.	572,184	63,129,061
Exxon Mobil Corp.	412,009	43,520,511
Halliburton Co.(b)	1,126,268	22,322,632
Marathon Petroleum Corp.	456,618	62,743,879
Occidental Petroleum Corp.(b)	673,054	26,525,058
Phillips 66	414,596	43,142,860
Texas Pacific Land Corp.(b)	36,680	47,275,752
Valero Energy Corp.(b)	540,939	62,797,608
		637,436,086
Financials-18.22%
American Express Co.	141,705	37,751,629
Ameriprise Financial, Inc.	53,912	25,393,630
Arch Capital Group Ltd.(b)	424,602	38,502,909
Berkshire Hathaway, Inc., Class B(c)	72,373	38,592,902
Capital One Financial Corp.	188,797	34,032,547
Chubb Ltd.	111,886	32,008,347
Discover Financial Services	250,624	45,781,486
Everest Group Ltd.(b)	99,532	35,715,068
Loews Corp.	425,206	36,920,637
Mastercard, Inc., Class A	63,001	34,528,328
Prudential Financial, Inc.	250,629	25,742,105
Regions Financial Corp.	1,045,811	21,345,003
Synchrony Financial	548,376	28,488,133
Visa, Inc., Class A	99,975	34,541,363
W.R. Berkley Corp.	525,328	37,660,764
		507,004,851
	Shares	Value
Health Care-2.30%
Molina Healthcare, Inc.(c)	116,330	$38,041,073
ResMed, Inc.	109,208	25,837,521
		63,878,594
Industrials-12.47%
Builders FirstSource, Inc.(c)	259,940	31,096,622
Caterpillar, Inc.	101,611	31,425,234
CSX Corp.	827,660	23,232,416
Delta Air Lines, Inc.	1,027,126	42,759,256
Old Dominion Freight Line, Inc.(b)	145,476	22,298,561
PACCAR, Inc.	368,311	33,225,335
Paycom Software, Inc.(b)	175,811	39,801,852
Textron, Inc.	345,332	24,301,013
Trane Technologies PLC	74,168	28,429,336
United Airlines Holdings, Inc.(c)	620,492	42,702,260
W.W. Grainger, Inc.	26,881	27,534,477
		346,806,362
Information Technology-13.93%
Arista Networks, Inc.(c)	518,661	42,670,240
Fortinet, Inc.(c)	469,383	48,703,180
Gartner, Inc.(c)	72,364	30,471,033
GoDaddy, Inc., Class A(c)	175,721	33,093,536
Hewlett Packard Enterprise Co.	1,402,427	22,747,366
KLA Corp.	43,898	30,846,686
NVIDIA Corp.	556,099	60,570,303
NXP Semiconductors N.V. (Netherlands)	265,864	49,001,394
ON Semiconductor Corp.(c)	663,016	26,321,735
Palo Alto Networks, Inc.(b)(c)	230,291	43,048,297
		387,473,770
Materials-7.76%
CF Industries Holdings, Inc.	509,918	39,962,274
Martin Marietta Materials, Inc.	48,467	25,395,739
Mosaic Co. (The)	1,337,828	40,669,971
Nucor Corp.	416,715	49,743,270
Steel Dynamics, Inc.	463,357	60,102,036
		215,873,290
Real Estate-1.81%
Host Hotels & Resorts, Inc.(b)	3,568,711	50,390,199
Total Common Stocks & Other Equity Interests (Cost $2,984,305,035)		2,782,004,998
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $371,281)	371,281	371,281
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,984,676,316)		2,782,376,279
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.44%
Invesco Private Government Fund, 4.32%(d)(e)(f)	26,556,829	26,556,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)—(continued)
April 30, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	69,156,139	$69,169,970
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,729,794)		95,726,799
TOTAL INVESTMENTS IN SECURITIES-103.45% (Cost $3,080,406,110)		2,878,103,078
OTHER ASSETS LESS LIABILITIES-(3.45)%		(96,026,837)
NET ASSETS-100.00%		$2,782,076,241

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$816,383	$94,024,572	$(94,469,674)	$-	$-	$371,281	$128,923
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,700,379	914,554,424	(978,697,974)	-	-	26,556,829	1,583,497 *
Invesco Private Prime Fund	204,571,930	2,016,531,400	(2,151,917,861)	17,441	(32,940)	69,169,970	4,320,501 *
Total	$296,088,692	$3,025,110,396	$(3,225,085,509)	$17,441	$(32,940)	$96,098,080	$6,032,921

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 Value with Momentum ETF (SPVM)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-5.37%
AT&T, Inc.	24,633	$682,335
Fox Corp., Class A(b)	14,093	701,691
News Corp., Class A	12,882	349,360
Omnicom Group, Inc.(b)	4,984	379,581
Verizon Communications, Inc.	12,545	552,733
		2,665,700
Consumer Discretionary-10.40%
Best Buy Co., Inc.	8,168	544,724
Carnival Corp.(c)	15,259	279,850
D.R. Horton, Inc.	4,069	514,077
eBay, Inc.(b)	5,360	365,338
General Motors Co.	25,444	1,151,086
Lennar Corp., Class A	4,404	478,318
Mohawk Industries, Inc.(b)(c)	6,420	682,767
Norwegian Cruise Line Holdings Ltd.(c)	12,263	196,576
PulteGroup, Inc.	5,310	544,700
Tapestry, Inc.	5,644	398,749
		5,156,185
Consumer Staples-4.63%
Altria Group, Inc.(b)	6,856	405,532
Kroger Co. (The)	13,696	988,988
Tyson Foods, Inc., Class A	14,712	900,963
		2,295,483
Energy-2.99%
Diamondback Energy, Inc.	4,307	568,567
Exxon Mobil Corp.	5,223	551,705
Kinder Morgan, Inc.	13,745	361,494
		1,481,766
Financials-35.56%
Aflac, Inc.(b)	3,889	422,657
Allstate Corp. (The)	3,226	640,006
American International Group, Inc.	5,031	410,127
Assurant, Inc.	2,718	523,867
Bank of America Corp.	12,068	481,272
Bank of New York Mellon Corp. (The)(b)	6,269	504,090
Berkshire Hathaway, Inc., Class B(c)	1,494	796,676
Capital One Financial Corp.(b)	3,166	570,703
Chubb Ltd.	2,263	647,399
Cincinnati Financial Corp.	4,769	663,893
Citigroup, Inc.	9,313	636,823
Citizens Financial Group, Inc.	13,961	515,021
Fifth Third Bancorp	10,860	390,308
Goldman Sachs Group, Inc. (The)	773	423,256
Hartford Insurance Group, Inc. (The)	5,438	667,080
Huntington Bancshares, Inc.	30,668	445,606
Invesco Ltd.(d)	19,072	265,673
JPMorgan Chase & Co.	1,979	484,103
KeyCorp	18,282	271,305
Loews Corp.	10,311	895,304
M&T Bank Corp.	2,760	468,538
MetLife, Inc.	7,689	579,520
Morgan Stanley	3,114	359,418
Northern Trust Corp.(b)	5,129	482,023
PNC Financial Services Group, Inc. (The)	2,312	371,515
	Shares	Value
Financials-(continued)
Prudential Financial, Inc.	7,482	$768,476
Raymond James Financial, Inc.	2,275	311,766
Regions Financial Corp.	22,017	449,367
State Street Corp.	6,408	564,545
Synchrony Financial	10,138	526,669
Travelers Cos., Inc. (The)	2,408	636,025
U.S. Bancorp	10,249	413,445
W.R. Berkley Corp.(b)	7,234	518,605
Wells Fargo & Co.	7,546	535,841
		17,640,922
Health Care-7.99%
Cardinal Health, Inc.	5,254	742,338
Cencora, Inc.	2,679	784,063
DaVita, Inc.(b)(c)	2,292	324,433
HCA Healthcare, Inc.(b)	1,169	403,398
Labcorp Holdings, Inc.(b)	1,480	356,695
Quest Diagnostics, Inc.(b)	2,575	458,916
Universal Health Services, Inc., Class B	3,553	629,130
Viatris, Inc.	31,438	264,708
		3,963,681
Industrials-5.94%
Builders FirstSource, Inc.(c)	2,363	282,686
Delta Air Lines, Inc.	12,975	540,149
General Dynamics Corp.	1,434	390,220
Jacobs Solutions, Inc.	3,328	412,006
Leidos Holdings, Inc.	2,576	379,136
PACCAR, Inc.	4,291	387,091
United Airlines Holdings, Inc.(c)	8,050	554,001
		2,945,289
Information Technology-3.56%
Cognizant Technology Solutions Corp., Class A	5,261	387,052
Hewlett Packard Enterprise Co.(b)	35,326	572,988
HP, Inc.	15,987	408,788
TE Connectivity PLC (Switzerland)	2,717	397,714
		1,766,542
Materials-5.53%
Amcor PLC(b)	43,584	400,973
Ball Corp.	11,874	616,735
Eastman Chemical Co.	5,914	455,378
International Paper Co.	7,345	335,520
Smurfit WestRock PLC	8,699	365,532
Steel Dynamics, Inc.	4,393	569,816
		2,743,954
Real Estate-1.53%
Host Hotels & Resorts, Inc.	25,631	361,910
Realty Income Corp.	6,849	396,283
		758,193
Utilities-16.37%
Alliant Energy Corp.	5,786	353,177
American Electric Power Co., Inc.(b)	4,714	510,715
Atmos Energy Corp.(b)	2,802	450,085
CMS Energy Corp.	5,795	426,802
Consolidated Edison, Inc.	5,638	635,684
Dominion Energy, Inc.	8,000	435,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
April 30, 2025
	Shares	Value
Utilities-(continued)
DTE Energy Co.	3,905	$534,985
Duke Energy Corp.(b)	3,964	483,687
Edison International	4,766	255,029
Entergy Corp.	5,764	479,392
Evergy, Inc.	8,838	610,706
FirstEnergy Corp.	10,630	455,814
NiSource, Inc.	10,609	414,918
NRG Energy, Inc.	4,344	476,016
PG&E Corp.	27,573	455,506
PPL Corp.	11,668	425,882
Sempra	4,564	338,968
Southern Co. (The)	4,136	380,057
		8,122,463
Total Common Stocks & Other Equity Interests (Cost $47,069,257)		49,540,178
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $110,016)	110,016	110,016
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $47,179,273)		49,650,194
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.76%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,893,177	$1,893,177
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,929,100	4,930,086
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,823,392)		6,823,263
TOTAL INVESTMENTS IN SECURITIES-113.85% (Cost $54,002,665)		56,473,457
OTHER ASSETS LESS LIABILITIES-(13.85)%		(6,869,965)
NET ASSETS-100.00%		$49,603,492

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$-	$328,363	$(490)	$(62,075)	$(125)	$265,673	$3,167
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	80,646	1,495,952	(1,466,582)	-	-	110,016	4,196
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,035,749	34,928,181	(35,070,753)	-	-	1,893,177	62,559 *
Invesco Private Prime Fund	5,584,893	64,748,530	(65,403,269)	396	(464)	4,930,086	165,939 *
Total	$7,701,288	$101,501,026	$(101,941,094)	$(61,679)	$(589)	$7,198,952	$235,861

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap Momentum ETF (XMMO)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-7.50%
Chewy, Inc., Class A(b)	766,097	$28,728,638
Dick’s Sporting Goods, Inc.(c)	224,442	42,136,741
Duolingo, Inc.(b)	168,296	65,547,926
Murphy USA, Inc.(c)	74,466	37,126,514
Planet Fitness, Inc., Class A(b)(c)	378,450	35,797,585
Texas Roadhouse, Inc.	284,275	47,178,279
		256,515,683
Consumer Staples-13.97%
BellRing Brands, Inc.(b)	466,757	36,005,635
BJ’s Wholesale Club Holdings, Inc.(b)(c)	592,004	69,595,990
Casey’s General Stores, Inc.	165,026	76,339,377
Coca-Cola Consolidated, Inc.	24,690	33,474,949
Maplebear, Inc.(b)(c)	869,312	34,676,856
Pilgrim’s Pride Corp.(c)	223,316	12,188,587
Sprouts Farmers Market, Inc.(b)(c)	793,866	135,751,086
US Foods Holding Corp.(b)(c)	1,213,966	79,709,008
		477,741,488
Energy-4.84%
Antero Midstream Corp.(c)	1,408,430	23,309,516
Antero Resources Corp.(b)	1,157,824	40,327,010
DT Midstream, Inc.(c)	804,478	78,195,262
Viper Energy, Inc.(c)	584,486	23,572,320
		165,404,108
Financials-26.48%
CNO Financial Group, Inc.(c)	437,208	16,587,672
Commerce Bancshares, Inc.(c)	473,791	28,778,065
East West Bancorp, Inc.	514,966	44,055,341
Equitable Holdings, Inc.	1,778,029	87,923,534
Evercore, Inc., Class A	177,698	36,479,622
First Horizon Corp.(c)	2,275,551	41,141,962
Houlihan Lokey, Inc.(c)	271,570	44,016,066
Interactive Brokers Group, Inc., Class A	864,436	148,553,327
Janus Henderson Group PLC	761,849	25,301,005
Jefferies Financial Group, Inc.	1,137,385	53,150,001
Old National Bancorp(c)	1,195,604	24,617,486
Old Republic International Corp.	1,254,322	47,162,507
Reinsurance Group of America, Inc.	232,407	43,532,155
Ryan Specialty Holdings, Inc., Class A(c)	483,100	31,647,881
SEI Investments Co.(c)	445,057	34,843,513
SLM Corp.(c)	738,942	21,362,813
Stifel Financial Corp.(c)	544,562	46,663,518
Synovus Financial Corp.(c)	527,883	22,867,892
UMB Financial Corp.	237,988	22,506,525
Unum Group(c)	1,084,989	84,260,246
		905,451,131
Health Care-9.52%
Doximity, Inc., Class A(b)(c)	567,468	32,277,580
Encompass Health Corp.	453,413	53,044,787
Exelixis, Inc.(b)	1,039,189	40,684,249
Globus Medical, Inc., Class A(b)(c)	603,453	43,309,822
Halozyme Therapeutics, Inc.(b)(c)	498,714	30,631,014
Tenet Healthcare Corp.(b)(c)	405,826	58,012,827
United Therapeutics Corp.(b)	222,906	67,560,579
		325,520,858
	Shares	Value
Industrials-18.95%
AAON, Inc.(c)	249,356	$22,758,722
Acuity, Inc.	109,019	26,558,119
Applied Industrial Technologies, Inc.(c)	154,212	37,516,695
Chart Industries, Inc.(b)	166,903	22,528,567
Clean Harbors, Inc.(b)(c)	176,610	37,783,944
Comfort Systems USA, Inc.	157,496	62,612,535
Curtiss-Wright Corp.	178,270	61,483,540
EMCOR Group, Inc.	260,673	104,451,671
ESAB Corp.(c)	203,444	24,437,693
ExlService Holdings, Inc.(b)(c)	859,309	41,659,300
Flowserve Corp.	678,031	30,667,342
MasTec, Inc.(b)	377,645	48,081,762
Mueller Industries, Inc.(c)	504,237	37,091,674
RB Global, Inc. (Canada)	683,780	68,856,646
Ryder System, Inc.(c)	155,045	21,345,045
		647,833,255
Information Technology-7.71%
Belden, Inc.(c)	158,129	16,304,681
Commvault Systems, Inc.(b)(c)	165,954	27,735,892
Flex Ltd.(b)	1,710,886	58,751,825
Guidewire Software, Inc.(b)(c)	466,516	95,528,481
Kyndryl Holdings, Inc.(b)(c)	994,954	32,256,409
TD SYNNEX Corp.(c)	299,295	33,161,886
		263,739,174
Materials-3.66%
Carpenter Technology Corp.	396,625	77,583,817
Knife River Corp.(b)(c)	222,869	20,811,507
Louisiana-Pacific Corp.	308,481	26,624,995
		125,020,319
Real Estate-4.38%
Cousins Properties, Inc.(c)	618,064	17,021,483
Jones Lang LaSalle, Inc.(b)(c)	204,147	46,425,069
Omega Healthcare Investors, Inc.(c)	1,257,187	49,093,152
Sabra Health Care REIT, Inc.(c)	869,990	15,529,321
Vornado Realty Trust(c)	613,921	21,659,133
		149,728,158
Utilities-2.97%
National Fuel Gas Co.(c)	516,415	39,650,344
OGE Energy Corp.(c)	865,697	39,285,330
TXNM Energy, Inc.(c)	424,892	22,604,254
		101,539,928
Total Common Stocks & Other Equity Interests (Cost $3,437,828,180)		3,418,494,102
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $1,485,367)	1,485,367	1,485,367
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $3,439,313,547)		3,419,979,469
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
April 30, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.46%
Invesco Private Government Fund, 4.32%(d)(e)(f)	60,869,742	$60,869,742
Invesco Private Prime Fund, 4.46%(d)(e)(f)	159,930,641	159,962,627
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $220,839,148)		220,832,369
TOTAL INVESTMENTS IN SECURITIES-106.48% (Cost $3,660,152,695)		3,640,811,838
OTHER ASSETS LESS LIABILITIES-(6.48)%		(221,467,878)
NET ASSETS-100.00%		$3,419,343,960

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,397,451	$43,179,943	$(43,092,027)	$-	$-	$1,485,367	$74,014
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,506,254	934,643,283	(906,279,795)	-	-	60,869,742	2,584,113 *
Invesco Private Prime Fund	83,604,743	1,829,406,936	(1,753,028,742)	1,553	(21,863)	159,962,627	6,923,224 *
Total	$117,508,448	$2,807,230,162	$(2,702,400,564)	$1,553	$(21,863)	$222,317,736	$9,581,351

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap Quality ETF (XMHQ)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Consumer Discretionary-16.51%
Abercrombie & Fitch Co., Class A(b)(c)	548,958	$38,108,664
Chewy, Inc., Class A(b)	1,552,877	58,232,887
Crocs, Inc.(b)(c)	477,777	46,067,258
Dick’s Sporting Goods, Inc.	363,950	68,327,973
Duolingo, Inc.(b)(c)	260,080	101,295,958
Gap, Inc. (The)(c)	1,431,703	31,354,296
Grand Canyon Education, Inc.(b)(c)	192,970	34,420,059
Hyatt Hotels Corp., Class A(c)	345,235	38,901,080
KB Home	584,092	31,558,491
Mattel, Inc.(b)(c)	2,446,313	38,871,914
Murphy USA, Inc.(c)	132,784	66,202,119
Toll Brothers, Inc.(c)	765,196	77,185,320
TopBuild Corp.(b)(c)	232,414	68,738,765
Valvoline, Inc.(b)(c)	1,083,143	37,108,479
Visteon Corp.(b)(c)	204,945	16,229,595
Wendy’s Co. (The)(c)	1,234,030	15,425,375
YETI Holdings, Inc.(b)(c)	588,582	16,804,016
		784,832,249
Consumer Staples-4.35%
Boston Beer Co., Inc. (The), Class A(b)(c)	66,014	16,226,241
Celsius Holdings, Inc.(b)(c)	1,293,649	45,225,969
Coca-Cola Consolidated, Inc.	48,783	66,140,479
Ingredion, Inc.(c)	439,897	58,427,120
Lancaster Colony Corp.(c)	126,626	20,612,180
		206,631,989
Energy-1.21%
ChampionX Corp.	1,404,263	33,884,866
Weatherford International PLC	572,858	23,716,321
		57,601,187
Financials-13.52%
American Financial Group, Inc.(c)	508,282	64,378,998
Essent Group Ltd.(c)	702,375	39,986,209
Federated Hermes, Inc., Class B	569,475	23,126,380
Hamilton Lane, Inc., Class A(c)	384,228	59,359,384
Houlihan Lokey, Inc.	379,878	61,570,626
Kinsale Capital Group, Inc.(c)	193,020	84,013,885
MGIC Investment Corp.	1,753,219	43,672,685
RenaissanceRe Holdings Ltd. (Bermuda)(c)	528,995	127,979,761
RLI Corp.(c)	710,711	52,599,721
SEI Investments Co.(c)	769,444	60,239,771
Western Union Co. (The)(c)	2,636,775	26,130,440
		643,057,860
Health Care-12.35%
Chemed Corp.(c)	120,354	69,987,054
Doximity, Inc., Class A(b)(c)	913,334	51,950,438
Exelixis, Inc.(b)	2,116,811	82,873,151
Halozyme Therapeutics, Inc.(b)(c)	1,052,890	64,668,504
Lantheus Holdings, Inc.(b)(c)	492,655	51,403,623
Medpace Holdings, Inc.(b)(c)	264,879	81,686,035
Roivant Sciences Ltd.(b)(c)	6,099,712	70,878,653
Tenet Healthcare Corp.(b)	797,206	113,960,598
		587,408,056
	Shares	Value
Industrials-34.06%
Acuity, Inc.	223,808	$54,521,867
Advanced Drainage Systems, Inc.(c)	511,339	58,031,863
Applied Industrial Technologies, Inc.	251,409	61,162,781
Carlisle Cos., Inc.(c)	536,217	203,483,627
Comfort Systems USA, Inc.	306,176	121,720,269
Core & Main, Inc., Class A(b)(c)	1,155,892	60,892,391
Crane Co.	445,301	71,684,555
Curtiss-Wright Corp.	249,404	86,016,945
Donaldson Co., Inc.(c)	994,019	65,336,869
EMCOR Group, Inc.	435,879	174,656,715
EnerSys(c)	257,166	22,270,576
Exponent, Inc.(c)	383,170	30,147,816
Graco, Inc.(c)	1,160,953	94,745,374
Insperity, Inc.(c)	262,352	17,055,503
Landstar System, Inc.(c)	291,258	39,072,261
Lincoln Electric Holdings, Inc.	461,882	81,383,608
MSA Safety, Inc.(c)	248,152	39,064,088
MSC Industrial Direct Co., Inc., Class A	317,358	24,271,540
Mueller Industries, Inc.	949,269	69,828,228
Nextracker, Inc., Class A(b)(c)	1,282,775	52,093,493
Paylocity Holding Corp.(b)(c)	297,779	57,203,346
Simpson Manufacturing Co., Inc.(c)	268,980	41,339,536
Trex Co., Inc.(b)(c)	847,025	48,974,985
UFP Industries, Inc.(c)	449,915	44,474,098
		1,619,432,334
Information Technology-11.37%
Commvault Systems, Inc.(b)	465,759	77,842,302
DocuSign, Inc.(b)(c)	2,112,022	172,657,798
Manhattan Associates, Inc.(b)(c)	734,978	130,377,747
Pure Storage, Inc., Class A(b)(c)	1,932,985	87,680,200
Qualys, Inc.(b)(c)	310,055	38,977,014
Vontier Corp.(c)	1,039,142	33,055,107
		540,590,168
Materials-6.57%
Cabot Corp.(c)	399,241	31,356,388
Eagle Materials, Inc.(c)	268,810	60,855,896
NewMarket Corp.(c)	61,978	38,135,063
Royal Gold, Inc.(c)	444,832	81,275,255
RPM International, Inc.(c)	945,649	100,948,031
		312,570,633
Total Common Stocks & Other Equity Interests (Cost $5,004,685,242)		4,752,124,476
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $4,341,548)	4,341,548	4,341,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $5,009,026,790)		4,756,466,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
April 30, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.46%
Invesco Private Government Fund, 4.32%(d)(e)(f)	151,004,116	$151,004,116
Invesco Private Prime Fund, 4.46%(d)(e)(f)	393,920,810	393,999,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $545,027,436)		545,003,710
TOTAL INVESTMENTS IN SECURITIES-111.49% (Cost $5,554,054,226)		5,301,469,734
OTHER ASSETS LESS LIABILITIES-(11.49)%		(546,570,405)
NET ASSETS-100.00%		$4,754,899,329

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,553,691	$284,520,778	$(282,732,921)	$-	$-	$4,341,548	$239,390
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,682,067	1,187,410,365	(1,157,088,316)	-	-	151,004,116	6,049,158 *
Invesco Private Prime Fund	310,409,230	2,445,481,579	(2,361,851,395)	28,031	(67,851)	393,999,594	16,188,092 *
Total	$433,644,988	$3,917,412,722	$(3,801,672,632)	$28,031	$(67,851)	$549,345,258	$22,476,640

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Value with Momentum ETF (XMVM)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Consumer Discretionary-17.06%
Aramark(b)	66,988	$2,239,409
AutoNation, Inc.(c)	31,623	5,507,145
Gap, Inc. (The)	142,331	3,117,049
Graham Holdings Co., Class B	4,443	4,087,782
Hyatt Hotels Corp., Class A	14,272	1,608,169
KB Home	54,627	2,951,497
Lithia Motors, Inc., Class A	14,845	4,346,022
Nordstrom, Inc.(b)	234,260	5,655,036
PVH Corp.(b)	47,925	3,305,867
Taylor Morrison Home Corp., Class A(b)(c)	64,832	3,718,115
Toll Brothers, Inc.	21,287	2,147,220
Travel + Leisure Co.	47,352	2,080,173
		40,763,484
Consumer Staples-6.85%
Ingredion, Inc.	19,301	2,563,559
Performance Food Group Co.(c)	52,902	4,267,075
Pilgrim’s Pride Corp.	68,604	3,744,406
Post Holdings, Inc.(b)(c)	25,799	2,919,673
US Foods Holding Corp.(c)	43,794	2,875,514
		16,370,227
Energy-1.01%
CNX Resources Corp.(b)(c)	81,855	2,408,993
Financials-46.27%
Affiliated Managers Group, Inc.(b)	16,259	2,692,978
Ally Financial, Inc.	102,110	3,334,913
American Financial Group, Inc.	18,846	2,387,034
Associated Banc-Corp(b)	120,921	2,667,517
Bank OZK(b)	94,761	4,036,819
Cadence Bank(b)	94,944	2,778,061
CNO Financial Group, Inc.	90,452	3,431,749
Columbia Banking System, Inc.	113,621	2,547,383
East West Bancorp, Inc.	23,754	2,032,155
Essent Group Ltd.	78,982	4,496,445
Euronet Worldwide, Inc.(b)(c)	23,369	2,315,868
F.N.B. Corp.(b)	224,303	2,936,126
Federated Hermes, Inc., Class B	55,494	2,253,611
Fidelity National Financial, Inc.	40,852	2,616,571
First American Financial Corp.	37,952	2,307,861
First Horizon Corp.	150,369	2,718,672
Hancock Whitney Corp.(b)	58,338	3,038,826
Hanover Insurance Group, Inc. (The)	19,405	3,223,171
Home BancShares, Inc.(b)	84,391	2,341,850
International Bancshares Corp.(b)	42,792	2,612,024
Janus Henderson Group PLC	60,828	2,020,098
Kemper Corp.	48,019	2,838,883
MGIC Investment Corp.	154,820	3,856,566
Old National Bancorp(b)	145,428	2,994,363
Old Republic International Corp.	102,483	3,853,361
Pinnacle Financial Partners, Inc.	18,588	1,863,261
Prosperity Bancshares, Inc.	39,267	2,666,229
Reinsurance Group of America, Inc.	17,917	3,356,033
SLM Corp.	104,895	3,032,514
SouthState Corp.	25,116	2,179,567
Starwood Property Trust, Inc.(b)	161,444	3,098,110
UMB Financial Corp.	20,838	1,970,650
	Shares	Value
Financials-(continued)
United Bankshares, Inc.(b)	78,062	$2,676,746
Unum Group	63,447	4,927,294
Voya Financial, Inc.(b)	48,403	2,865,458
Webster Financial Corp.	56,448	2,669,990
Western Alliance Bancorporation	31,310	2,182,620
Wintrust Financial Corp.	21,564	2,397,270
Zions Bancorporation N.A.	51,813	2,330,031
		110,548,678
Health Care-1.80%
Tenet Healthcare Corp.(c)	30,052	4,295,933
Industrials-7.43%
Fluor Corp.(c)	42,000	1,465,380
Oshkosh Corp.	39,668	3,322,592
Ryder System, Inc.	21,432	2,950,543
Science Applications International Corp.	20,049	2,426,530
Timken Co. (The)(b)	39,011	2,506,457
UFP Industries, Inc.	18,687	1,847,210
WESCO International, Inc.	19,863	3,236,875
		17,755,587
Information Technology-6.24%
Avnet, Inc.(b)	133,003	6,249,811
Flex Ltd.(c)	80,517	2,764,953
TD SYNNEX Corp.(b)	53,196	5,894,117
		14,908,881
Materials-3.77%
Cabot Corp.	22,278	1,749,714
Commercial Metals Co.	56,780	2,528,982
Graphic Packaging Holding Co.(b)	99,220	2,511,258
Silgan Holdings, Inc.(b)	42,717	2,206,333
		8,996,287
Real Estate-4.51%
Cousins Properties, Inc.	79,134	2,179,350
Jones Lang LaSalle, Inc.(c)	11,498	2,614,760
Kilroy Realty Corp.(b)	83,717	2,637,923
Park Hotels & Resorts, Inc.(b)	335,453	3,334,403
		10,766,436
Utilities-5.00%
Black Hills Corp.	51,222	3,119,420
National Fuel Gas Co.	38,885	2,985,590
Portland General Electric Co.	76,249	3,211,608
Southwest Gas Holdings, Inc.(b)	36,357	2,625,339
		11,941,957
Total Common Stocks & Other Equity Interests (Cost $226,184,999)		238,756,463
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $329,198)	329,198	329,198
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $226,514,197)		239,085,661
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
April 30, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.51%
Invesco Private Government Fund, 4.32%(d)(e)(f)	14,218,409	$14,218,409
Invesco Private Prime Fund, 4.46%(d)(e)(f)	34,781,931	34,788,887
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,008,285)		49,007,296
TOTAL INVESTMENTS IN SECURITIES-120.59% (Cost $275,522,482)		288,092,957
OTHER ASSETS LESS LIABILITIES-(20.59)%		(49,187,077)
NET ASSETS-100.00%		$238,905,880

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,310	$8,125,634	$(7,951,746)	$-	$-	$329,198	$10,887
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,034,436	137,590,469	(130,406,496)	-	-	14,218,409	444,497 *
Invesco Private Prime Fund	18,094,045	266,779,556	(250,082,711)	1,092	(3,095)	34,788,887	1,172,561 *
Total	$25,283,791	$412,495,659	$(388,440,953)	$1,092	$(3,095)	$49,336,494	$1,627,945

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Momentum ETF (XSMO)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.23%
CarGurus, Inc.(b)	318,106	$8,894,244
Cinemark Holdings, Inc.(c)	639,030	19,113,387
Lumen Technologies, Inc.(b)	4,432,792	15,692,084
QuinStreet, Inc.(b)	207,753	3,639,832
Telephone and Data Systems, Inc.	298,638	11,195,939
		58,535,486
Consumer Discretionary-16.14%
Adtalem Global Education, Inc.(b)	213,532	22,677,099
Boot Barn Holdings, Inc.(b)	152,689	15,931,570
Brinker International, Inc.(b)	280,600	37,684,580
Buckle, Inc. (The)	83,223	2,892,832
Cavco Industries, Inc.(b)	25,305	12,496,874
Cheesecake Factory, Inc. (The)(c)	176,382	8,884,361
Dorman Products, Inc.(b)	101,674	11,519,664
Frontdoor, Inc.(b)	365,800	15,038,038
Group 1 Automotive, Inc.(c)	60,648	24,479,352
Hanesbrands, Inc.(b)	1,102,386	5,059,952
Kontoor Brands, Inc.	183,069	11,011,600
Patrick Industries, Inc.(c)	101,556	7,817,781
Perdoceo Education Corp.	188,284	4,729,694
PHINIA, Inc.	162,269	6,515,100
Sonic Automotive, Inc., Class A	42,508	2,581,086
Stride, Inc.(b)(c)	201,211	28,622,265
Wolverine World Wide, Inc.(c)	438,654	5,724,435
		223,666,283
Consumer Staples-2.70%
Cal-Maine Foods, Inc.	257,148	24,009,909
Chefs’ Warehouse, Inc. (The)(b)	144,257	8,218,321
United Natural Foods, Inc.(b)	195,557	5,223,328
		37,451,558
Energy-1.79%
Archrock, Inc.	697,351	16,408,669
Comstock Resources, Inc.(b)(c)	460,933	8,421,246
		24,829,915
Financials-19.14%
Ameris Bancorp	158,881	9,310,427
BankUnited, Inc.	217,367	7,110,075
Banner Corp.(c)	120,445	7,364,007
Bread Financial Holdings, Inc.	169,062	8,021,992
Central Pacific Financial Corp.	100,005	2,569,128
Community Financial System, Inc.	158,896	8,674,133
Enova International, Inc.(b)	150,301	13,796,129
EZCORP, Inc., Class A(b)(c)	154,028	2,521,438
FB Financial Corp.	97,958	4,169,092
Fulton Financial Corp.	448,898	7,487,619
Hanmi Financial Corp.	88,724	2,029,118
Jackson Financial, Inc., Class A	330,544	25,752,683
Moelis & Co., Class A	202,874	10,869,989
Mr. Cooper Group, Inc.(b)	244,078	29,047,723
Palomar Holdings, Inc.(b)	107,098	15,531,352
Pathward Financial, Inc.	89,215	7,080,994
Payoneer Global, Inc.(b)	1,216,147	8,549,513
Piper Sandler Cos.	74,889	18,057,236
PJT Partners, Inc., Class A(c)	103,696	14,694,760
	Shares	Value
Financials-(continued)
StepStone Group, Inc., Class A	319,086	$15,957,491
StoneX Group, Inc.(b)	195,933	17,352,806
Trustmark Corp.	182,307	6,116,400
Virtu Financial, Inc., Class A	510,553	19,988,150
WisdomTree, Inc.(c)	364,212	3,168,644
		265,220,899
Health Care-16.33%
Addus HomeCare Corp.(b)	58,062	6,070,382
ADMA Biologics, Inc.(b)	1,355,099	32,251,356
Artivion, Inc.(b)(c)	189,028	4,478,073
Catalyst Pharmaceuticals, Inc.(b)	327,047	7,943,972
Corcept Therapeutics, Inc.(b)(c)	589,242	42,354,715
CorVel Corp.(b)(c)	84,299	9,168,359
Glaukos Corp.(b)(c)	244,490	23,043,183
ICU Medical, Inc.(b)	90,370	12,343,638
Integer Holdings Corp.(b)(c)	103,352	13,054,391
LeMaitre Vascular, Inc.(c)	79,392	7,204,030
Ligand Pharmaceuticals, Inc.(b)(c)	53,062	5,829,391
Merit Medical Systems, Inc.(b)	213,438	20,159,219
Phibro Animal Health Corp., Class A	83,245	1,549,190
Protagonist Therapeutics, Inc.(b)(c)	145,623	6,672,446
RadNet, Inc.(b)(c)	225,022	11,786,653
TG Therapeutics, Inc.(b)(c)	402,873	18,334,750
UFP Technologies, Inc.(b)(c)	19,281	4,020,860
		226,264,608
Industrials-18.01%
ABM Industries, Inc.	175,026	8,530,767
Armstrong World Industries, Inc.	182,941	26,530,104
Brady Corp., Class A	111,063	7,806,618
CSW Industrials, Inc.	58,784	18,368,824
DXP Enterprises, Inc.(b)	80,329	7,105,903
Dycom Industries, Inc.(b)	106,262	17,804,198
Enerpac Tool Group Corp.	197,745	7,982,966
Gates Industrial Corp. PLC(b)(c)	902,093	17,067,600
GEO Group, Inc. (The)(b)	715,873	22,392,508
Granite Construction, Inc.(c)	274,460	22,310,853
Greenbrier Cos., Inc. (The)	93,195	3,953,332
Heidrick & Struggles International, Inc.	62,655	2,444,798
Interface, Inc.	224,308	4,216,990
Liquidity Services, Inc.(b)	95,076	3,021,515
National Presto Industries, Inc.	13,928	1,174,827
OPENLANE, Inc.(b)(c)	356,407	6,597,094
Pitney Bowes, Inc.	684,375	5,940,375
Powell Industries, Inc.(c)	25,641	4,695,124
SkyWest, Inc.(b)	254,781	22,718,822
SPX Technologies, Inc.(b)	133,060	17,849,999
Trinity Industries, Inc.	270,604	6,792,160
Zurn Elkay Water Solutions Corp.	420,448	14,278,414
		249,583,791
Information Technology-11.78%
A10 Networks, Inc.	224,527	3,700,205
ACI Worldwide, Inc.(b)	510,078	27,217,762
Badger Meter, Inc.	97,334	21,493,294
Benchmark Electronics, Inc.	106,277	3,457,191
CEVA, Inc.(b)	65,165	1,707,975
Grid Dynamics Holdings, Inc.(b)	212,791	3,013,121
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
April 30, 2025
	Shares	Value
Information Technology-(continued)
InterDigital, Inc.(c)	120,913	$24,303,513
Itron, Inc.(b)	125,645	13,983,032
OSI Systems, Inc.(b)(c)	51,087	10,459,552
Plexus Corp.(b)	85,669	10,488,456
Sanmina Corp.(b)	147,304	11,311,474
Semtech Corp.(b)	525,950	16,435,937
SiTime Corp.(b)	54,083	7,942,629
TTM Technologies, Inc.(b)	381,646	7,640,553
		163,154,694
Materials-1.04%
Hawkins, Inc.	58,816	7,162,613
Sylvamo Corp.	120,683	7,195,120
		14,357,733
Real Estate-6.75%
Acadia Realty Trust	436,765	8,342,212
CareTrust REIT, Inc.	606,505	17,752,401
Essential Properties Realty Trust, Inc.	637,519	20,508,986
Four Corners Property Trust, Inc.(c)	274,535	7,673,253
Highwoods Properties, Inc.(c)	319,180	9,077,479
NexPoint Residential Trust, Inc.	63,208	2,356,394
Outfront Media, Inc.(c)	444,458	6,724,650
SL Green Realty Corp.	224,619	11,817,206
Tanger, Inc.	293,836	9,258,772
		93,511,353
Utilities-1.96%
MDU Resources Group, Inc.	1,021,461	17,507,841
MGE Energy, Inc.	106,195	9,602,152
		27,109,993
Total Common Stocks & Other Equity Interests (Cost $1,378,627,839)		1,383,686,313
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $1,367,282)	1,367,282	$1,367,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,379,995,121)		1,385,053,595
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.34%
Invesco Private Government Fund, 4.32%(d)(e)(f)	66,856,725	66,856,725
Invesco Private Prime Fund, 4.46%(d)(e)(f)	173,375,846	173,410,521
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $240,278,547)		240,267,246
TOTAL INVESTMENTS IN SECURITIES-117.31% (Cost $1,620,273,668)		1,625,320,841
OTHER ASSETS LESS LIABILITIES-(17.31)%		(239,775,719)
NET ASSETS-100.00%		$1,385,545,122

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,664	$27,766,646	$(26,509,028)	$-	$-	$1,367,282	$33,806
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,941,462	$516,594,587	$(469,679,324)	$-	$-	$66,856,725	$2,121,373 *
Invesco Private Prime Fund	53,857,089	962,289,497	(842,719,459)	(5,126)	(11,480)	173,410,521	5,662,581 *
Total	$73,908,215	$1,506,650,730	$(1,338,907,811)	$(5,126)	$(11,480)	$241,634,528	$7,817,760

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Value with Momentum ETF (XSVM)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Consumer Discretionary-16.90%
Asbury Automotive Group, Inc.(b)	32,271	$7,039,596
BJ’s Restaurants, Inc.(b)(c)	127,786	4,253,996
Caleres, Inc.(c)	323,381	4,928,326
Century Communities, Inc.	88,658	4,835,407
Dream Finders Homes, Inc., Class A(b)(c)	166,825	3,780,255
Ethan Allen Interiors, Inc.(c)	166,363	4,729,700
G-III Apparel Group Ltd.(b)	282,423	7,122,708
Green Brick Partners, Inc.(b)	70,448	4,155,728
Group 1 Automotive, Inc.(c)	19,819	7,999,543
La-Z-Boy, Inc.(c)	107,655	4,252,373
M/I Homes, Inc.(b)	37,138	3,961,882
Meritage Homes Corp.	68,662	4,678,629
Patrick Industries, Inc.(c)	49,028	3,774,175
PHINIA, Inc.	105,463	4,234,339
Sally Beauty Holdings, Inc.(b)(c)	566,994	4,615,331
Shoe Carnival, Inc.(c)	170,557	2,964,281
Signet Jewelers Ltd.(c)	67,674	4,013,068
Sonic Automotive, Inc., Class A	143,025	8,684,478
Tri Pointe Homes, Inc.(b)	162,558	4,998,658
Victoria’s Secret & Co.(b)(c)	96,954	1,822,735
		96,845,208
Consumer Staples-4.99%
Chefs’ Warehouse, Inc. (The)(b)	101,314	5,771,859
Fresh Del Monte Produce, Inc.(c)	258,233	8,782,504
PriceSmart, Inc.	55,057	5,587,735
Universal Corp.	145,558	8,481,665
		28,623,763
Energy-2.71%
Bristow Group, Inc.(b)	163,951	4,761,137
World Kinect Corp.	429,655	10,780,044
		15,541,181
Financials-47.67%
Ameris Bancorp	68,823	4,033,028
Arbor Realty Trust, Inc.(c)	376,759	4,344,031
ARMOUR Residential REIT, Inc.(c)	372,595	6,136,640
Assured Guaranty Ltd.	79,768	6,998,047
Atlantic Union Bankshares Corp., Class B	112,541	3,117,386
BankUnited, Inc.	122,359	4,002,363
Berkshire Hills Bancorp, Inc.	142,978	3,550,144
Bread Financial Holdings, Inc.	107,356	5,094,042
Brookline Bancorp, Inc.	462,097	4,824,293
Cathay General Bancorp	91,828	3,828,309
Dime Community Bancshares, Inc., Class B	126,809	3,257,723
Eagle Bancorp, Inc.	175,829	3,156,131
Ellington Financial, Inc.	534,248	6,961,251
Employers Holdings, Inc.	113,152	5,498,056
EZCORP, Inc., Class A(b)(c)	672,184	11,003,652
First Commonwealth Financial Corp.	253,541	3,884,248
First Financial Bancorp	178,610	4,134,822
First Hawaiian, Inc.(c)	166,326	3,802,212
Franklin BSP Realty Trust, Inc.	448,434	5,103,179
Fulton Financial Corp.	227,911	3,801,555
Hanmi Financial Corp.	207,386	4,742,918
Heritage Financial Corp.	188,376	4,298,740
Hope Bancorp, Inc.	490,000	4,885,300
	Shares	Value
Financials-(continued)
Horace Mann Educators Corp.	130,675	$5,428,239
Independent Bank Corp.	73,951	4,369,765
Lincoln National Corp.	275,113	8,767,851
Mercury General Corp.	78,598	4,355,901
Mr. Cooper Group, Inc.(b)	50,066	5,958,355
National Bank Holdings Corp., Class A	94,816	3,428,547
NMI Holdings, Inc., Class A(b)(c)	128,825	4,659,600
Northwest Bancshares, Inc.	329,554	4,069,992
OFG Bancorp	103,591	4,076,306
Pacific Premier Bancorp, Inc.	162,387	3,302,952
PennyMac Mortgage Investment Trust	543,857	6,983,124
PRA Group, Inc.(b)	387,760	7,096,008
Preferred Bank(c)	48,348	3,861,071
PROG Holdings, Inc.	90,901	2,396,150
Provident Financial Services, Inc.(c)	244,467	4,001,925
Radian Group, Inc.	166,878	5,330,083
Redwood Trust, Inc.	929,581	5,772,698
Renasant Corp.(c)	167,499	5,371,693
S&T Bancorp, Inc.	118,598	4,321,711
Seacoast Banking Corp. of Florida(c)	155,695	3,691,528
Simmons First National Corp., Class A	232,198	4,332,815
SiriusPoint Ltd. (Sweden)(b)	451,728	7,589,030
Southside Bancshares, Inc.	134,718	3,797,700
Stellar Bancorp, Inc.	177,466	4,429,551
Stewart Information Services Corp.	68,133	4,461,349
StoneX Group, Inc.(b)	140,562	12,448,874
TrustCo Bank Corp.	144,110	4,388,150
Trustmark Corp.	133,810	4,489,325
United Community Banks, Inc.	131,737	3,637,259
Veritex Holdings, Inc.	171,068	3,982,463
WaFd, Inc.	143,434	4,092,172
Westamerica Bancorporation	77,925	3,773,908
WSFS Financial Corp.	80,315	4,140,238
		273,264,403
Health Care-2.12%
Organon & Co.(c)	345,461	4,466,811
Select Medical Holdings Corp.	420,846	7,676,231
		12,143,042
Industrials-11.65%
ABM Industries, Inc.	108,346	5,280,784
Air Lease Corp., Class A	146,967	6,872,177
American Woodmark Corp.(b)	66,770	3,939,430
Boise Cascade Co.	32,008	2,985,706
Deluxe Corp.	267,289	3,902,420
DXP Enterprises, Inc.(b)	57,622	5,097,242
Enviri Corp.(b)	760,839	5,226,964
GMS, Inc.(b)	49,980	3,661,535
Greenbrier Cos., Inc. (The)	92,802	3,936,661
Heidrick & Struggles International, Inc.	100,048	3,903,873
Hub Group, Inc., Class A	92,870	2,933,763
JetBlue Airways Corp.(b)(c)	841,165	3,667,479
MasterBrand, Inc.(b)	323,780	3,933,927
Matson, Inc.	30,677	3,346,554
Resideo Technologies, Inc.(b)	223,555	3,751,253
Rush Enterprises, Inc., Class A	84,693	4,318,496
		66,758,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
April 30, 2025
	Shares	Value
Information Technology-3.74%
Benchmark Electronics, Inc.	112,740	$3,667,432
PC Connection, Inc.	67,295	4,174,982
Sanmina Corp.(b)	67,949	5,217,804
ScanSource, Inc.(b)	144,984	4,783,022
TTM Technologies, Inc.(b)	179,968	3,602,959
		21,446,199
Materials-2.72%
Century Aluminum Co.(b)	238,006	3,905,679
Kaiser Aluminum Corp.	76,748	4,947,176
Minerals Technologies, Inc.	61,353	3,165,201
Warrior Met Coal, Inc.	74,649	3,569,715
		15,587,771
Real Estate-5.37%
Cushman & Wakefield PLC(b)(c)	415,230	3,890,705
Easterly Government Properties, Inc.(c)	160,391	3,235,086
JBG SMITH Properties, (Acquired 12/20/2024 - 03/21/2025; Cost $4,335,937)(c)(d)	282,107	3,943,856
Safehold, Inc.(c)	364,235	5,736,701
SITE Centers Corp.	623,656	7,384,087
Sunstone Hotel Investors, Inc.	429,622	3,583,048
Xenia Hotels & Resorts, Inc.	282,410	3,016,139
		30,789,622
Utilities-2.04%
Avista Corp.	147,346	6,110,439
MDU Resources Group, Inc.	325,268	5,575,093
		11,685,532
Total Common Stocks & Other Equity Interests (Cost $599,702,129)		572,684,985
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $541,147)	541,147	$541,147
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $600,243,276)		573,226,132
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.07%
Invesco Private Government Fund, 4.32%(e)(f)(g)	20,800,227	20,800,227
Invesco Private Prime Fund, 4.46%(e)(f)(g)	54,097,561	54,108,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,911,621)		74,908,608
TOTAL INVESTMENTS IN SECURITIES-113.07% (Cost $675,154,897)		648,134,740
OTHER ASSETS LESS LIABILITIES-(13.07)%		(74,910,968)
NET ASSETS-100.00%		$573,223,772

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Restricted security. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,691,904	$(24,150,757)	$-	$-	$541,147	$14,703
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
April 30, 2025
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$52,720,268	$250,207,747	$(282,127,788)	$-	$-	$20,800,227	$1,660,608 *
Invesco Private Prime Fund	143,596,195	520,157,259	(609,639,336)	20,502	(26,239)	54,108,381	4,444,890 *
Total	$196,316,463	$795,056,910	$(915,917,881)	$20,502	$(26,239)	$75,449,755	$6,120,201

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Zacks Mid-Cap ETF (CZA)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.34%
Fox Corp., Class B	51,871	$2,398,515
Consumer Discretionary-3.61%
Churchill Downs, Inc.(b)	8,504	768,846
Grand Canyon Education, Inc.(c)	3,286	586,124
Levi Strauss & Co., Class A(b)	46,079	737,725
Mohawk Industries, Inc.(c)	7,038	748,491
Penske Automotive Group, Inc.(b)	7,558	1,176,554
Restaurant Brands International, Inc. (Canada)(b)	38,285	2,465,554
		6,483,294
Consumer Staples-3.59%
Brown-Forman Corp., Class B(b)	56,708	1,975,707
Constellation Brands, Inc., Class A	21,032	3,944,341
Coty, Inc., Class A(b)(c)	103,235	521,337
		6,441,385
Financials-20.12%
AXIS Capital Holdings Ltd.	9,080	874,585
Brown & Brown, Inc.	32,655	3,611,643
Cincinnati Financial Corp.	18,304	2,548,100
Commerce Bancshares, Inc.	15,243	925,860
Corebridge Financial, Inc.	63,238	1,873,742
Credicorp Ltd. (Peru)	9,098	1,839,525
Enact Holdings, Inc.(b)	17,366	621,529
Essent Group Ltd.	11,761	669,554
Hartford Insurance Group, Inc. (The)	32,774	4,020,386
Invesco Ltd.(d)	50,104	697,949
Northern Trust Corp.	22,199	2,086,262
Popular, Inc.	7,969	760,402
Principal Financial Group, Inc.	25,580	1,896,757
Prosperity Bancshares, Inc.(b)	10,883	738,956
SEI Investments Co.	14,353	1,123,696
State Street Corp.	33,045	2,911,264
Unum Group	20,204	1,569,043
Virtu Financial, Inc., Class A	17,058	667,821
W.R. Berkley Corp.	43,559	3,122,745
Willis Towers Watson PLC	11,482	3,534,159
		36,093,978
Health Care-8.01%
Centene Corp.(c)	57,999	3,471,240
Encompass Health Corp.	11,311	1,323,274
Globus Medical, Inc., Class A(c)	15,412	1,106,119
ICON PLC(c)	9,725	1,472,754
IQVIA Holdings, Inc.(c)	21,143	3,278,645
Mettler-Toledo International, Inc.(c)	2,440	2,612,191
QIAGEN N.V.(c)	25,882	1,106,456
		14,370,679
Industrials-21.78%
AECOM	15,370	1,516,251
AerCap Holdings N.V. (Ireland)	21,640	2,293,840
Armstrong World Industries, Inc.	4,899	710,453
BWX Technologies, Inc.	10,118	1,104,076
Crane Co.	6,377	1,026,569
Curtiss-Wright Corp.	4,210	1,451,987
Dover Corp.	15,520	2,648,488
	Shares	Value
Industrials-(continued)
ESAB Corp.	6,845	$822,221
Flowserve Corp.	14,825	670,535
Fortive Corp.	39,214	2,732,824
Graco, Inc.	19,135	1,561,607
IDEX Corp.	8,725	1,517,888
ITT, Inc.	9,197	1,260,173
Jacobs Solutions, Inc.	14,025	1,736,295
Lincoln Electric Holdings, Inc.	6,394	1,126,623
Oshkosh Corp.	7,275	609,354
Owens Corning	9,657	1,404,224
Pentair PLC	18,434	1,672,517
Regal Rexnord Corp.	7,476	791,260
SPX Technologies, Inc.(c)	5,209	698,787
Veralto Corp.	28,979	2,779,086
Wabtec Corp.	19,486	3,599,844
Watts Water Technologies, Inc., Class A	3,806	790,697
Woodward, Inc.	6,651	1,247,528
Xylem, Inc.	27,370	3,300,001
		39,073,128
Information Technology-8.32%
CDW Corp.	15,190	2,438,906
F5, Inc.(c)	6,564	1,737,753
Informatica, Inc., Class A(c)	34,015	640,502
Keysight Technologies, Inc.(c)	19,729	2,868,597
Littelfuse, Inc.	2,794	509,374
Logitech International S.A., Class R (Switzerland)(b)	17,958	1,353,854
TD SYNNEX Corp.(b)	9,932	1,100,466
Teledyne Technologies, Inc.(c)	5,372	2,503,513
Trimble, Inc.(c)	28,705	1,783,729
		14,936,694
Materials-13.62%
AptarGroup, Inc.	7,633	1,144,568
Avery Dennison Corp.	9,157	1,566,854
Axalta Coating Systems Ltd.(c)	25,180	818,350
Ball Corp.	33,153	1,721,967
DuPont de Nemours, Inc.	48,087	3,173,261
Eastman Chemical Co.	13,341	1,027,257
Element Solutions, Inc.	28,844	588,706
International Flavors & Fragrances, Inc.	30,197	2,369,257
LyondellBasell Industries N.V., Class A	38,661	2,250,457
Nutrien Ltd. (Canada)	59,920	3,418,436
Packaging Corp. of America	10,248	1,902,131
PPG Industries, Inc.	26,325	2,865,740
RPM International, Inc.	14,808	1,580,754
		24,427,738
Real Estate-12.61%
Alexandria Real Estate Equities, Inc.	20,258	1,471,946
AvalonBay Communities, Inc.	16,404	3,444,512
Camden Property Trust	12,249	1,393,936
Equity LifeStyle Properties, Inc.	22,845	1,479,899
Equity Residential	43,667	3,068,044
Essex Property Trust, Inc.	7,432	2,074,643
Extra Space Storage, Inc.	24,668	3,614,355
Gaming and Leisure Properties, Inc.	31,741	1,519,124
Healthpeak Properties, Inc.	81,102	1,446,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
April 30, 2025
	Shares	Value
Real Estate-(continued)
Regency Centers Corp.	20,963	$1,513,109
UDR, Inc.	38,007	1,591,733
		22,618,161
Utilities-6.93%
Ameren Corp.	32,145	3,190,070
DTE Energy Co.	24,755	3,391,435
Edison International	45,792	2,450,330
Eversource Energy(b)	44,354	2,638,176
IDACORP, Inc.(b)	6,406	756,484
		12,426,495
Total Common Stocks & Other Equity Interests (Cost $177,398,612)		179,270,067
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $271,525)	271,525	271,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $177,670,137)		179,541,592
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.38%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,187,176	$2,187,176
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,675,332	5,676,467
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,863,753)		7,863,643
TOTAL INVESTMENTS IN SECURITIES-104.46% (Cost $185,533,890)		187,405,235
OTHER ASSETS LESS LIABILITIES-(4.46)%		(7,999,241)
NET ASSETS-100.00%		$179,405,994

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$946,910	$345,234	$(627,560)	$25,757	$7,608	$697,949	$50,323
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	132,979	5,651,657	(5,513,111)	-	-	271,525	6,881
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	73,714,349	(71,527,173)	-	-	2,187,176	151,549 *
Invesco Private Prime Fund	3,715,240	130,514,543	(128,552,953)	42	(405)	5,676,467	404,769 *
Total	$4,795,129	$210,225,783	$(206,220,797)	$25,799	$7,203	$8,833,117	$613,522

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Zacks Multi-Asset Income ETF (CVY)
April 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-79.75%
Communication Services-1.67%
Match Group, Inc.	34,811	$1,032,494
SK Telecom Co. Ltd., ADR (South Korea)(b)	34,513	745,136
		1,777,630
Consumer Discretionary-5.00%
Harley-Davidson, Inc.(b)	28,661	642,580
La-Z-Boy, Inc.(b)	8,272	326,744
Lear Corp.(b)	7,689	659,332
Leggett & Platt, Inc.(b)	39,515	380,134
Meritage Homes Corp.	10,022	682,899
Penske Automotive Group, Inc.(b)	2,258	351,503
Perdoceo Education Corp.	14,929	375,016
PHINIA, Inc.	7,617	305,822
Shoe Carnival, Inc.(b)	16,957	294,713
Signet Jewelers Ltd.	22,054	1,307,802
		5,326,545
Consumer Staples-2.65%
Bunge Global S.A.	15,300	1,204,416
Edgewell Personal Care Co.(b)	11,911	363,881
Kroger Co. (The)	17,355	1,253,205
		2,821,502
Energy-22.88%
Alliance Resource Partners L.P.	50,645	1,339,560
Black Stone Minerals L.P.	84,689	1,194,962
Cenovus Energy, Inc. (Canada)	80,407	946,390
Devon Energy Corp.	31,672	963,146
Dorchester Minerals L.P.	39,063	1,119,546
Energy Transfer L.P.	44,502	736,063
Eni S.p.A., ADR (Italy)(b)	28,844	819,458
Enterprise Products Partners L.P.	24,742	739,786
EOG Resources, Inc.	8,607	949,610
Equinor ASA, ADR (Norway)	38,422	856,426
Genesis Energy L.P.	57,096	784,499
Global Partners L.P.	11,085	568,439
Halliburton Co.	43,104	854,321
Imperial Oil Ltd. (Canada)	11,021	742,595
Liberty Energy, Inc., Class A(b)	43,617	501,596
Magnolia Oil & Gas Corp., Class A(b)	32,363	664,412
Marathon Petroleum Corp.	7,508	1,031,674
MPLX L.P.	17,361	884,196
NOV, Inc.(b)	50,350	584,563
PBF Energy, Inc., Class A(b)	33,267	571,527
Peabody Energy Corp.(b)	52,414	646,789
Permian Resources Corp.	83,142	981,076
Petroleo Brasileiro S.A., ADR (Brazil)(b)	78,708	888,613
Plains All American Pipeline L.P.	47,343	826,609
Scorpio Tankers, Inc. (Monaco)	18,311	690,142
Shell PLC, ADR (United Kingdom)(b)	11,022	710,699
SM Energy Co.(b)	23,006	524,307
Sunoco L.P.	13,708	797,120
Tenaris S.A., ADR(b)	13,403	446,186
Western Midstream Partners L.P.	27,084	1,018,358
		24,382,668
Financials-25.94%
Allstate Corp. (The)	5,962	1,182,801
	Shares	Value
Financials-(continued)
Annaly Capital Management, Inc.(b)	52,197	$1,023,061
AXIS Capital Holdings Ltd.	7,937	764,492
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(b)	40,215	550,945
Banco de Chile, ADR (Chile)	22,976	678,251
Bancolombia S.A., ADR (Colombia)	22,314	899,700
Bank OZK	15,852	675,295
BOK Financial Corp.	3,566	332,244
Corebridge Financial, Inc.	34,767	1,030,146
Dynex Capital, Inc.	28,635	353,070
East West Bancorp, Inc.	12,108	1,035,839
Equitable Holdings, Inc.	21,182	1,047,450
Essent Group Ltd.	13,270	755,461
Everest Group Ltd.	3,308	1,187,010
First Bancorp	19,831	389,481
Hancock Whitney Corp.	6,760	352,128
Hanover Insurance Group, Inc. (The)	2,354	390,999
Hartford Insurance Group, Inc. (The)	9,762	1,197,505
ING Groep N.V., ADR (Netherlands)	28,569	553,382
Itau Unibanco Holding S.A., ADR (Brazil)	218,874	1,381,095
Jackson Financial, Inc., Class A	8,883	692,075
JPMorgan Chase & Co.	4,392	1,074,371
Kemper Corp.	5,787	342,127
Lincoln National Corp.	20,192	643,519
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	121,435	479,668
Mercury General Corp.	6,997	387,774
MetLife, Inc.	13,826	1,042,066
MGIC Investment Corp.	31,291	779,459
OFG Bancorp	9,109	358,439
Old National Bancorp(b)	32,664	672,552
Popular, Inc.	7,586	723,856
Qifu Technology, Inc., ADR (China)(b)	9,189	377,025
Radian Group, Inc.(b)	11,725	374,496
Reinsurance Group of America, Inc.	5,689	1,065,607
Unum Group	14,877	1,155,348
Voya Financial, Inc.	10,688	632,730
Wells Fargo & Co.	14,876	1,056,345
		27,637,812
Health Care-3.44%
Cigna Group (The)	3,621	1,231,285
Organon & Co.(b)	46,728	604,193
Royalty Pharma PLC, Class A	33,556	1,101,308
Takeda Pharmaceutical Co. Ltd., ADR (Japan)(b)	47,725	729,715
		3,666,501
Industrials-4.68%
ABM Industries, Inc.	7,037	342,983
Apogee Enterprises, Inc.	7,842	311,092
Atkore, Inc.(b)	11,827	755,391
Concentrix Corp.(b)	8,279	422,726
Greenbrier Cos., Inc. (The)(b)	6,844	290,322
Hillenbrand, Inc.(b)	12,539	253,664
Korn Ferry	5,854	361,192
Maximus, Inc.(b)	11,129	745,198
Oshkosh Corp.	7,399	619,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
April 30, 2025
	Shares	Value
Industrials-(continued)
Ryder System, Inc.	4,736	$652,005
Wabash National Corp.(b)	32,804	226,676
		4,980,989
Information Technology-1.00%
Gen Digital, Inc.	41,035	1,061,575
Materials-2.08%
Cabot Corp.	4,373	343,455
CF Industries Holdings, Inc.	14,495	1,135,973
NewMarket Corp.	674	414,712
Sylvamo Corp.	5,475	326,420
		2,220,560
Real Estate-8.62%
AvalonBay Communities, Inc.	5,053	1,061,029
Cousins Properties, Inc.	20,438	562,863
Digital Realty Trust, Inc.	7,150	1,147,861
Essential Properties Realty Trust, Inc.	16,858	542,322
Macerich Co. (The)(b)	32,659	478,781
Omega Healthcare Investors, Inc.	28,565	1,115,463
Outfront Media, Inc.(b)	25,796	390,294
Sabra Health Care REIT, Inc.	30,018	535,821
Simon Property Group, Inc.	6,151	968,044
SL Green Realty Corp.	14,949	786,467
Tanger, Inc.	9,808	309,050
Ventas, Inc.	16,677	1,168,724
Xenia Hotels & Resorts, Inc.(b)	11,379	121,528
		9,188,247
Utilities-1.79%
Cia Energetica de Minas Gerais, ADR (Brazil)	622,729	1,176,958
Suburban Propane Partners L.P.	36,600	730,902
		1,907,860
Total Common Stocks & Other Equity Interests (Cost $80,022,380)		84,971,889

Closed-End Funds-10.10%
abrdn Income Credit Strategies Fund	192,197	1,078,225
Allspring Income Opportunities Fund	30,076	202,712
Barings Global Short Duration High Yield Fund	11,749	168,011
Blackstone Strategic Credit 2027 Term Fund(b)	36,610	431,266
DoubleLine Yield Opportunities Fund(b)	29,649	450,961
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	24,972	380,323
FS Credit Opportunities Corp.(b)	157,584	1,096,785
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	47,023	226,651
Nuveen Credit Strategies Income Fund(b)	130,300	686,681
Nuveen Floating Rate Income Fund	146,947	1,202,026
Nuveen Preferred & Income Opportunities Fund(b)	156,587	1,213,549
Nuveen Taxable Municipal Income Fund	16,073	252,668
PGIM High Yield Bond Fund, Inc.	20,966	287,024
Saba Capital Income & Opportunities Fund	45,469	349,202
Tortoise Energy Infrastructure Corp.	17,867	710,571
Western Asset Diversified Income Fund(b)	38,846	547,340
	Shares	Value

Western Asset Emerging Markets Debt Fund, Inc.	40,392	$379,281
Western Asset High Income Fund II, Inc.	93,697	382,284
Western Asset High Income Opportunity Fund, Inc.	90,683	347,316
Western Asset Inflation-Linked Opportunities & Income Fund(b)	42,804	370,255
Total Closed-End Funds (Cost $10,948,304)		10,763,131
Preferred Stocks-9.96%
Communication Services-1.12%
AT&T, Inc., Series C, Pfd., 4.75%	62,864	1,198,188
Financials-8.84%
Bank of America Corp., Series QQ, Pfd., 4.25%	66,906	1,150,783
Citizens Financial Group, Inc., Pfd., 7.38%(b)	14,533	381,782
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%(b)	61,089	1,169,243
JPMorgan Chase & Co., Series LL, Pfd., 4.63%(b)	60,465	1,179,067
M&T Bank Corp., Series J, Pfd., 7.50%(b)	22,628	603,941
Morgan Stanley, Series K, Pfd., 5.85%	36,703	833,158
Morgan Stanley, Series P, Pfd., 6.50%	21,442	537,980
Regions Financial Corp., Pfd., 6.95%(c)	28,181	704,525
Wells Fargo & Co., Series Z, Pfd., 4.75%	59,919	1,136,064
Wells Fargo & Co., Series AA, Pfd., 4.70%	47,001	877,039
Wells Fargo & Co., Series CC, Pfd., 4.38%	48,199	843,483
		9,417,065
Total Preferred Stocks (Cost $11,115,812)		10,615,253
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $41,902)	41,902	41,902
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $102,128,398)		106,392,175
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.02%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,331,054	5,331,054
Invesco Private Prime Fund, 4.46%(d)(e)(f)	13,867,359	13,870,132
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,201,943)		19,201,186
TOTAL INVESTMENTS IN SECURITIES-117.87% (Cost $121,330,341)		125,593,361
OTHER ASSETS LESS LIABILITIES-(17.87)%		(19,040,187)
NET ASSETS-100.00%		$106,553,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
April 30, 2025
Investment Abbreviations:
ADR	-American Depositary Receipt
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$240,638	$(222,181)	$-	$(18,457)	$-	$17,007
Invesco Senior Income Trust	540,935	117,812	(624,763)	(37,821)	3,837	-	37,350
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	272,894	7,888,581	(8,119,573)	-	-	41,902	5,255
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,023,785	52,751,510	(51,444,241)	-	-	5,331,054	220,924 *
Invesco Private Prime Fund	10,435,602	111,995,166	(108,558,949)	400	(2,087)	13,870,132	585,562 *
Total	$15,273,216	$172,993,707	$(168,969,707)	$(37,421)	$(16,707)	$19,243,088	$866,098

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities
April 30, 2025

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$976,112,384	$999,156,621	$1,182,735,690	$2,782,004,998
Affiliated investments in securities, at value	33,090,092	45,312,689	35,880,172	96,098,080
Receivable for:
Dividends	215,457	1,524,973	1,384,307	1,539,304
Securities lending	2,829	2,907	3,291	12,458
Investments sold	-	-	-	-
Fund shares sold	-	796	11,106,455	-
Expenses absorbed	-	-	66,177	-
Foreign tax reclaims	-	-	-	-
Other assets	5,282	5,386	5,092	12,348
Total assets	1,009,426,044	1,046,003,372	1,231,181,184	2,879,667,188
Liabilities:
Due to custodian	-	1,945	-	255
Payable for:
Investments purchased	-	-	11,061,326	-
Collateral upon return of securities loaned	32,507,324	44,526,847	35,219,812	95,729,794
Fund shares repurchased	-	-	-	-
Expenses recaptured	-	-	-	-
Accrued advisory fees	371,012	399,244	224,410	674,912
Accrued trustees’ and officer’s fees	130,474	177,331	67,726	77,503
Accrued expenses	164,400	163,162	255,953	1,108,483
Accrued tax expenses	-	-	-	-
Total liabilities	33,173,210	45,268,529	46,829,227	97,590,947
Net Assets	$976,252,834	$1,000,734,843	$1,184,351,957	$2,782,076,241
Net assets consist of:
Shares of beneficial interest	$1,117,315,544	$1,460,973,262	$1,159,864,752	$3,445,112,798
Distributable earnings (loss)	(141,062,710)	(460,238,419)	24,487,205	(663,036,557)
Net Assets	$976,252,834	$1,000,734,843	$1,184,351,957	$2,782,076,241
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,780,000	17,490,000	11,730,000	28,850,000
Net asset value	$99.82	$57.22	$100.97	$96.43
Market price	$99.69	$57.18	$101.23	$96.34
Unaffiliated investments in securities, at cost	$815,705,646	$930,166,172	$1,131,535,451	$2,984,305,035
Affiliated investments in securities, at cost	$33,090,212	$45,312,689	$35,880,172	$96,101,075
(a)Includes securities on loan with an aggregate value of:	$31,570,014	$43,654,797	$34,929,226	$91,773,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$49,274,505	$3,418,494,102	$4,752,124,476	$238,756,463	$1,383,686,313	$572,684,985	$178,572,118	$106,350,273
7,198,952	222,317,736	549,345,258	49,336,494	241,634,528	75,449,755	8,833,117	19,243,088

45,111	1,117,696	512,473	35,240	1,222,789	457,520	46,456	259,136
543	18,833	44,704	3,867	21,427	13,041	1,580	7,057
-	-	923,793	-	-	954,701	-	22,658
-	-	-	-	7,406,092	-	-	-
2,333	-	362,493	-	-	-	9,050	8,866
-	-	-	-	-	-	13,410	2,619
4,295	12,698	12,928	4,548	5,648	4,553	4,484	4,389
56,525,739	3,641,961,065	5,303,326,125	288,136,612	1,633,976,797	649,564,555	187,480,215	125,898,086

-	-	-	-	-	1,606	-	-

-	-	-	-	7,390,735	-	-	-
6,823,392	220,839,148	545,027,436	49,008,285	240,278,547	74,911,621	7,863,753	19,201,943
-	-	924,183	-	-	968,291	-	-
-	-	-	83	-	2,067	-	-
11,405	782,423	997,470	55,528	315,412	135,466	71,763	43,467
51,130	99,569	78,546	69,245	68,957	76,454	13,531	12,507
36,320	895,965	1,399,161	95,739	378,024	245,278	125,174	86,995
-	-	-	1,852	-	-	-	-
6,922,247	222,617,105	548,426,796	49,230,732	248,431,675	76,340,783	8,074,221	19,344,912
$49,603,492	$3,419,343,960	$4,754,899,329	$238,905,880	$1,385,545,122	$573,223,772	$179,405,994	$106,553,174

$70,688,343	$4,047,529,187	$5,234,434,466	$294,763,051	$1,621,523,501	$899,740,083	$312,866,575	$548,071,179
(21,084,851)	(628,185,227)	(479,535,137)	(55,857,171)	(235,978,379)	(326,516,311)	(133,460,581)	(441,518,005)
$49,603,492	$3,419,343,960	$4,754,899,329	$238,905,880	$1,385,545,122	$573,223,772	$179,405,994	$106,553,174
890,000	29,620,000	51,450,000	4,650,000	22,450,000	11,840,000	1,780,000	4,380,800
$55.73	$115.44	$92.42	$51.38	$61.72	$48.41	$100.79	$24.32
$55.71	$115.29	$92.32	$51.30	$61.71	$48.37	$100.74	$24.33
$46,741,509	$3,437,828,180	$5,004,685,242	$226,184,999	$1,378,627,839	$599,702,129	$176,572,948	$102,086,496
$7,261,156	$222,324,515	$549,368,984	$49,337,483	$241,645,829	$75,452,768	$8,960,942	$19,243,845
$6,680,122	$216,273,073	$533,285,382	$47,117,109	$234,949,625	$73,017,209	$7,682,052	$18,372,316

31

Statements of Operations
For the year ended April 30, 2025

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Investment income:
Unaffiliated dividend income	$5,642,263	$27,048,769	$19,996,112	$74,700,392
Affiliated dividend income	24,969	27,086	17,272	128,923
Securities lending income, net	28,366	33,010	21,491	142,589
Foreign withholding tax	-	(7,029)	-	(180,231)
Total investment income	5,695,598	27,101,836	20,034,875	74,791,673
Expenses:
Advisory fees	4,687,207	4,897,939	2,192,468	12,104,840
Sub-licensing fees	280,510	293,046	223,464	1,356,767
Accounting & administration fees	75,306	76,470	68,222	328,795
Professional fees	35,953	35,714	35,882	51,743
Custodian & transfer agent fees	12,296	25,834	19,325	77,544
Trustees’ and officer’s fees	17,816	19,460	15,125	40,264
Recapture (Note 3)	-	-	-	-
Tax expenses	-	-	-	-
Other expenses	48,081	44,260	94,970	476,757
Total expenses	5,157,169	5,392,723	2,649,456	14,436,710
Less: Waivers	(499)	(526)	(457,313)	(2,405)
Net expenses	5,156,670	5,392,197	2,192,143	14,434,305
Net investment income	538,928	21,709,639	17,842,732	60,357,368
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(55,380,987)	(20,658,054)	(14,685,103)	(209,334,527)
Affiliated investment securities	(6,462)	(2,964)	(4,650)	(32,940)
Unaffiliated in-kind redemptions	176,855,842	103,947,186	70,690,443	788,511,996
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	-
Net realized gain (loss)	121,468,393	83,286,168	56,000,690	579,144,529
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,582,243	(43,820,874)	8,888,294	(664,060,665)
Affiliated investment securities	820	733	225	17,441
Foreign currencies	-	-	-	-
Change in net unrealized appreciation (depreciation)	7,583,063	(43,820,141)	8,888,519	(664,043,224)
Net realized and unrealized gain (loss)	129,051,456	39,466,027	64,889,209	(84,898,695)
Net increase (decrease) in net assets resulting from operations	$129,590,384	$61,175,666	$82,731,941	$(24,541,327)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$1,003,112	$29,915,592	$53,336,167	$5,993,434	$14,585,753	$16,800,156	$3,843,465	$4,833,578
7,363	74,014	239,390	10,887	33,806	14,703	57,204	59,612
5,500	231,920	587,921	39,524	186,686	356,153	33,420	169,364
-	-	-	-	(62,172)	(19,745)	(44,792)	(86,271)
1,015,975	30,221,526	54,163,478	6,043,845	14,744,073	17,151,267	3,889,297	4,976,283

118,376	9,204,114	13,724,571	722,769	3,249,227	2,226,056	988,170	578,162
(16,919)	651,337	1,690,414	61,573	388,329	261,979	271,452	148,449
13,776	189,640	422,513	28,106	78,252	66,494	25,513	21,011
32,378	44,902	59,693	33,223	36,629	35,358	33,351	33,470
6,289	45,813	24,722	5,461	13,636	49,286	8,310	12,453
9,593	28,460	46,997	11,358	15,990	14,900	9,255	8,727
-	-	-	65,188	68,044	-	-	1,123
-	-	-	1,852	-	-	-	-
18,459	253,959	746,540	31,308	113,448	74,577	24,702	26,836
181,952	10,418,225	16,715,450	960,838	3,963,555	2,728,650	1,360,753	830,231
(22,837)	(1,490)	(2,995,218)	(210)	(661)	(285)	(136)	(4,408)
159,115	10,416,735	13,720,232	960,628	3,962,894	2,728,365	1,360,617	825,823
856,860	19,804,791	40,443,246	5,083,217	10,781,179	14,422,902	2,528,680	4,150,460

125,739	(329,541,915)	(233,943,829)	1,261,871	(149,838,627)	(59,436,215)	5,113,332	3,165,660
(589)	(21,863)	(67,851)	(3,095)	(11,480)	(26,239)	2,084	(16,712)
1,563,098	368,311,433	455,832,680	3,838,512	90,863,418	93,817,658	12,373,859	618,088
-	-	-	-	-	-	5,119	5
-	-	-	-	-	-	114	(70)
1,688,248	38,747,655	221,821,000	5,097,288	(58,986,689)	34,355,204	17,494,508	3,766,971

(429,059)	(150,558,296)	(675,357,492)	(5,257,754)	(23,348,936)	(103,836,258)	(8,898,658)	(5,443,008)
(61,679)	1,553	28,031	1,092	(5,126)	20,502	25,799	(37,421)
-	-	-	-	-	-	797	-
(490,738)	(150,556,743)	(675,329,461)	(5,256,662)	(23,354,062)	(103,815,756)	(8,872,062)	(5,480,429)
1,197,510	(111,809,088)	(453,508,461)	(159,374)	(82,340,751)	(69,460,552)	8,622,446	(1,713,458)
$2,054,370	$(92,004,297)	$(413,065,215)	$4,923,843	$(71,559,572)	$(55,037,650)	$11,151,126	$2,437,002

33

Statements of Changes in Net Assets
For the years ended April 30, 2025 and 2024

	Invesco Large Cap Growth ETF (PWB)		Invesco Large Cap Value ETF (PWV)
	2025	2024	2025	2024
Operations:
Net investment income	$538,928	$1,801,550	$21,709,639	$18,273,969
Net realized gain (loss)	121,468,393	68,007,714	83,286,168	28,791,505
Change in net unrealized appreciation (depreciation)	7,583,063	112,177,183	(43,820,141)	107,044,000
Net increase (decrease) in net assets resulting from operations	129,590,384	181,986,447	61,175,666	154,109,474
Distributions to Shareholders from:
Distributable earnings	(688,790)	(1,971,234)	(22,503,866)	(17,879,261)
Shareholder Transactions:
Proceeds from shares sold	786,726,074	391,738,403	661,899,690	223,447,470
Value of shares repurchased	(742,488,043)	(372,580,941)	(572,573,337)	(261,678,653)
Net increase (decrease) in net assets resulting from share transactions	44,238,031	19,157,462	89,326,353	(38,231,183)
Net increase (decrease) in net assets	173,139,625	199,172,675	127,998,153	97,999,030
Net assets:
Beginning of year	803,113,209	603,940,534	872,736,690	774,737,660
End of year	$976,252,834	$803,113,209	$1,000,734,843	$872,736,690
Changes in Shares Outstanding:
Shares sold	7,970,000	4,880,000	11,270,000	4,630,000
Shares repurchased	(7,640,000)	(4,650,000)	(9,880,000)	(5,460,000)
Shares outstanding, beginning of year	9,450,000	9,220,000	16,100,000	16,930,000
Shares outstanding, end of year	9,780,000	9,450,000	17,490,000	16,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)
2025	2024	2025	2024	2025	2024

$17,842,732	$8,674,165	$60,357,368	$52,673,258	$856,860	$822,410
56,000,690	25,291,056	579,144,529	202,161,617	1,688,248	(1,841,286)
8,888,519	32,654,418	(664,043,224)	372,226,888	(490,738)	5,770,482
82,731,941	66,619,639	(24,541,327)	627,061,763	2,054,370	4,751,606

(17,310,552)	(8,229,000)	(59,282,455)	(54,704,523)	(848,603)	(864,291)

716,329,652	426,196,189	2,338,779,177	2,666,863,759	15,627,160	8,017,292
(211,133,344)	(89,020,776)	(4,228,738,261)	(1,350,566,966)	(9,932,976)	(11,199,265)
505,196,308	337,175,413	(1,889,959,084)	1,316,296,793	5,694,184	(3,181,973)
570,617,697	395,566,052	(1,973,782,866)	1,888,654,033	6,899,951	705,342

613,734,260	218,168,208	4,755,859,107	2,867,205,074	42,703,541	41,998,199
$1,184,351,957	$613,734,260	$2,782,076,241	$4,755,859,107	$49,603,492	$42,703,541

7,070,000	5,000,000	22,570,000	28,820,000	270,000	150,000
(2,070,000)	(1,040,000)	(41,060,000)	(14,790,000)	(180,000)	(230,000)
6,730,000	2,770,000	47,340,000	33,310,000	800,000	880,000
11,730,000	6,730,000	28,850,000	47,340,000	890,000	800,000

35

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)
	2025	2024	2025	2024
Operations:
Net investment income	$19,804,791	$7,491,347	$40,443,246	$18,119,889
Net realized gain (loss)	38,747,655	356,674,427	221,821,000	386,030,054
Change in net unrealized appreciation (depreciation)	(150,556,743)	65,402,253	(675,329,461)	380,997,033
Net increase (decrease) in net assets resulting from operations	(92,004,297)	429,568,027	(413,065,215)	785,146,976
Distributions to Shareholders from:
Distributable earnings	(17,116,434)	(7,039,973)	(242,654,316)	(16,138,808)
Shareholder Transactions:
Proceeds from shares sold	3,961,804,723	1,900,707,861	3,251,481,196	3,852,016,457
Value of shares repurchased	(2,568,278,012)	(1,241,351,700)	(2,472,689,264)	(704,066,329)
Net increase (decrease) in net assets resulting from share transactions	1,393,526,711	659,356,161	778,791,932	3,147,950,128
Net increase (decrease) in net assets	1,284,405,980	1,081,884,215	123,072,401	3,916,958,296
Net assets:
Beginning of year	2,134,937,980	1,053,053,765	4,631,826,928	714,868,632
End of year	$3,419,343,960	$2,134,937,980	$4,754,899,329	$4,631,826,928
Changes in Shares Outstanding:
Shares sold	31,900,000	18,720,000	32,050,000	43,530,000
Shares repurchased	(21,930,000)	(13,100,000)	(25,700,000)	(8,100,000)
Shares outstanding, beginning of year	19,650,000	14,030,000	45,100,000	9,670,000
Shares outstanding, end of year	29,620,000	19,650,000	51,450,000	45,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)
2025	2024	2025	2024	2025	2024

$5,083,217	$2,712,990	$10,781,179	$1,600,283	$14,422,902	$11,810,410
5,097,288	12,628,114	(58,986,689)	28,394,232	34,355,204	38,187,731
(5,256,662)	20,247,872	(23,354,062)	21,553,132	(103,815,756)	87,524,899
4,923,843	35,588,976	(71,559,572)	51,547,647	(55,037,650)	137,523,040

(4,661,050)	(2,931,021)	(10,398,630)	(1,713,095)	(15,212,956)	(10,627,662)

45,082,797	137,196,617	1,916,290,502	385,643,667	298,288,658	363,699,068
(21,756,531)	(124,766,194)	(855,312,470)	(206,874,982)	(418,178,959)	(339,560,914)
23,326,266	12,430,423	1,060,978,032	178,768,685	(119,890,301)	24,138,154
23,589,059	45,088,378	979,019,830	228,603,237	(190,140,907)	151,033,532

215,316,821	170,228,443	406,525,292	177,922,055	763,364,679	612,331,147
$238,905,880	$215,316,821	$1,385,545,122	$406,525,292	$573,223,772	$763,364,679

820,000	2,900,000	29,200,000	6,990,000	5,420,000	7,280,000
(400,000)	(2,670,000)	(13,810,000)	(3,900,000)	(7,780,000)	(6,970,000)
4,230,000	4,000,000	7,060,000	3,970,000	14,200,000	13,890,000
4,650,000	4,230,000	22,450,000	7,060,000	11,840,000	14,200,000

37

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2025 and 2024

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)
	2025	2024	2025	2024
Operations:
Net investment income	$2,528,680	$2,977,570	$4,150,460	$3,946,171
Net realized gain (loss)	17,494,508	8,625,579	3,766,971	(112,349)
Change in net unrealized appreciation (depreciation)	(8,872,062)	10,865,024	(5,480,429)	15,307,558
Net increase in net assets resulting from operations	11,151,126	22,468,173	2,437,002	19,141,380
Distributions to Shareholders from:
Distributable earnings	(2,455,516)	(2,662,587)	(4,591,729)	(4,393,774)
Shareholder Transactions:
Proceeds from shares sold	66,647,302	95,945,433	785,936	7,746,013
Value of shares repurchased	(89,255,552)	(121,327,875)	(5,017,005)	(5,729,997)
Net increase (decrease) in net assets resulting from share transactions	(22,608,250)	(25,382,442)	(4,231,069)	2,016,016
Net increase (decrease) in net assets	(13,912,640)	(5,576,856)	(6,385,796)	16,763,622
Net assets:
Beginning of year	193,318,634	198,895,490	112,938,970	96,175,348
End of year	$179,405,994	$193,318,634	$106,553,174	$112,938,970
Changes in Shares Outstanding:
Shares sold	630,000	990,000	30,000	330,000
Shares repurchased	(850,000)	(1,290,000)	(200,000)	(260,000)
Shares outstanding, beginning of year	2,000,000	2,300,000	4,550,800	4,480,800
Shares outstanding, end of year	1,780,000	2,000,000	4,380,800	4,550,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights
Invesco Large Cap Growth ETF (PWB)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$84.99	$65.50	$63.70	$71.25	$48.91
Net investment income(a)	0.06	0.19	0.25	0.04	0.08
Net realized and unrealized gain (loss) on investments	14.84	19.51	1.81	(7.55)	22.34
Total from investment operations	14.90	19.70	2.06	(7.51)	22.42
Distributions to shareholders from:
Net investment income	(0.07)	(0.21)	(0.26)	(0.04)	(0.08)
Net asset value at end of year	$99.82	$84.99	$65.50	$63.70	$71.25
Market price at end of year(b)	$99.69	$84.99	$65.48	$63.74	$71.25
Net Asset Value Total Return(c)	17.53%	30.13%	3.27%	(10.55)%	45.89%
Market Price Total Return(c)	17.38%	30.17%	3.18%	(10.50)%	45.83%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$976,253	$803,113	$603,941	$613,418	$753,157
Ratio to average net assets of:
Expenses	0.55%	0.56%	0.56%	0.55%	0.56%
Net investment income	0.06%	0.26%	0.40%	0.05%	0.13%
Portfolio turnover rate(d)	92%	101%	123%	129%	118%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Large Cap Value ETF (PWV)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$54.21	$45.76	$46.66	$44.21	$33.19
Net investment income(a)	1.28	1.13	1.07	0.99	0.91
Net realized and unrealized gain (loss) on investments	3.06	8.42	(0.85)	2.40	11.05
Total from investment operations	4.34	9.55	0.22	3.39	11.96
Distributions to shareholders from:
Net investment income	(1.33)	(1.10)	(1.12)	(0.94)	(0.94)
Net asset value at end of year	$57.22	$54.21	$45.76	$46.66	$44.21
Market price at end of year(b)	$57.18	$54.23	$45.75	$46.66	$44.20
Net Asset Value Total Return(c)	8.00%	21.14%	0.53%	7.72%	36.68%
Market Price Total Return(c)	7.89%	21.21%	0.52%	7.75%	36.50%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,000,735	$872,737	$774,738	$802,083	$736,477
Ratio to average net assets of:
Expenses	0.55%	0.53%	0.55%	0.55%	0.58%
Net investment income	2.22%	2.30%	2.32%	2.12%	2.47%
Portfolio turnover rate(d)	103%	101%	104%	113%	149%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco S&P 100 Equal Weight ETF (EQWL)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$91.19	$78.76	$76.86	$77.93	$53.60
Net investment income(a)	2.05	1.88	1.66	1.57	1.34
Net realized and unrealized gain (loss) on investments	9.70	12.31	1.85	(1.14)	24.35
Total from investment operations	11.75	14.19	3.51	0.43	25.69
Distributions to shareholders from:
Net investment income	(1.97)	(1.76)	(1.61)	(1.50)	(1.36)
Net asset value at end of year	$100.97	$91.19	$78.76	$76.86	$77.93
Market price at end of year(b)	$101.23	$91.26	$78.76	$76.71	$77.98
Net Asset Value Total Return(c)	12.89%	18.19%	4.75%	0.46%	48.53%
Market Price Total Return(c)	13.10%	18.28%	4.95%	0.20%	48.79%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,184,352	$613,734	$218,168	$117,593	$89,618
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.30%	0.33%	0.36%	0.35%	0.40%
Net investment income	2.03%	2.21%	2.21%	1.90%	2.08%
Portfolio turnover rate(d)	20%	18%	17%	15%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500 GARP ETF (SPGP)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$100.46	$86.08	$85.51	$85.25	$51.39
Net investment income(a)	1.50	1.31	1.10	0.75	0.71
Net realized and unrealized gain (loss) on investments	(4.00)	14.41	0.50	0.17 (b)	33.95
Total from investment operations	(2.50)	15.72	1.60	0.92	34.66
Distributions to shareholders from:
Net investment income	(1.53)	(1.34)	(1.03)	(0.66)	(0.80)
Net asset value at end of year	$96.43	$100.46	$86.08	$85.51	$85.25
Market price at end of year(c)	$96.34	$100.46	$86.07	$85.51	$85.34
Net Asset Value Total Return(d)	(2.60)%	18.34%	1.96%	1.04%	67.94%
Market Price Total Return(d)	(2.69)%	18.35%	1.95%	0.94%	67.99%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,782,076	$4,755,859	$2,867,205	$833,750	$411,737
Ratio to average net assets of:
Expenses	0.35%	0.36%	0.34%	0.33%	0.36%
Net investment income	1.45%	1.38%	1.30%	0.83%	1.07%
Portfolio turnover rate(e)	69%	51%	49%	50%	68%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco S&P 500 Value with Momentum ETF (SPVM)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$53.38	$47.73	$51.04	$48.45	$31.56
Net investment income(a)	1.20	1.08	1.22	0.84	0.78
Net realized and unrealized gain (loss) on investments	2.31	5.71	(3.22)	2.50 (b)	16.94
Total from investment operations	3.51	6.79	(2.00)	3.34	17.72
Distributions to shareholders from:
Net investment income	(1.16)	(1.14)	(1.31)	(0.75)	(0.83)
Net asset value at end of year	$55.73	$53.38	$47.73	$51.04	$48.45
Market price at end of year(c)	$55.71	$53.41	$47.71	$50.98	$48.46
Net Asset Value Total Return(d)	6.54%	14.43%	(3.87)%	6.94%	56.93%
Market Price Total Return(d)	6.44%	14.54%	(3.80)%	6.80%	56.68%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$49,603	$42,704	$41,998	$57,681	$35,372
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.45%	0.58%	0.52%	0.48%	0.57%
Net investment income	2.10%	2.18%	2.50%	1.64%	2.07%
Portfolio turnover rate(e)	69%	73%	77%	71%	83%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco S&P MidCap Momentum ETF (XMMO)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$108.65	$75.06	$81.98	$85.50	$54.07
Net investment income(a)	0.75	0.52	1.15	0.58	0.32
Net realized and unrealized gain (loss) on investments	6.65 (b)	33.57	(6.89)	(3.56)	31.45
Total from investment operations	7.40	34.09	(5.74)	(2.98)	31.77
Distributions to shareholders from:
Net investment income	(0.61)	(0.50)	(1.18)	(0.54)	(0.34)
Net asset value at end of year	$115.44	$108.65	$75.06	$81.98	$85.50
Market price at end of year(c)	$115.29	$108.67	$75.05	$82.00	$85.51
Net Asset Value Total Return(d)	6.78%	45.60%	(6.97)%	(3.50)%	58.94%
Market Price Total Return(d)	6.62%	45.63%	(7.01)%	(3.49)%	58.66%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,419,344	$2,134,938	$1,053,054	$894,410	$943,934
Ratio to average net assets of:
Expenses	0.33%	0.39%	0.34%	0.33%	0.33%
Net investment income	0.62%	0.58%	1.50%	0.67%	0.44%
Portfolio turnover rate(e)	104%	132%	129%	135%	100%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco S&P MidCap Quality ETF (XMHQ)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$102.70	$73.93	$70.03	$78.05	$47.16
Net investment income(a)	0.73	0.76	1.03	1.00	0.77
Net realized and unrealized gain (loss) on investments	(5.90)	28.65	3.98	(8.07)	30.84
Total from investment operations	(5.17)	29.41	5.01	(7.07)	31.61
Distributions to shareholders from:
Net investment income	(0.74)	(0.64)	(1.11)	(0.95)	(0.72)
Net realized gains	(4.37)	-	-	-	-
Total distributions	(5.11)	(0.64)	(1.11)	(0.95)	(0.72)
Net asset value at end of year	$92.42	$102.70	$73.93	$70.03	$78.05
Market price at end of year(b)	$92.32	$102.75	$73.92	$70.16	$78.13
Net Asset Value Total Return(c)	(5.32)%	39.91%	7.33%	(9.16)%	67.43%
Market Price Total Return(c)	(5.47)%	40.00%	7.11%	(9.07)%	67.00%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,754,899	$4,631,827	$714,869	$329,824	$245,868
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.30%	0.31%	0.33%	0.31%	0.37%
Net investment income	0.74%	0.84%	1.46%	1.30%	1.17%
Portfolio turnover rate(d)	58%	62%	79%	83%	56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$50.90	$42.56	$44.63	$46.41	$25.75
Net investment income(a)	1.12	0.68	0.83	0.64	0.38
Net realized and unrealized gain (loss) on investments	0.38 (b)	8.41	(2.10)	(1.79)	20.73
Total from investment operations	1.50	9.09	(1.27)	(1.15)	21.11
Distributions to shareholders from:
Net investment income	(1.02)	(0.75)	(0.80)	(0.63)	(0.45)
Net asset value at end of year	$51.38	$50.90	$42.56	$44.63	$46.41
Market price at end of year(c)	$51.30	$50.96	$42.50	$44.65	$46.51
Net Asset Value Total Return(d)	2.84%	21.48%	(2.78)%	(2.51)%	82.77%
Market Price Total Return(d)	2.56%	21.79%	(2.97)%	(2.67)%	82.75%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$238,906	$215,317	$170,228	$257,070	$132,722
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39%	0.41%	0.40%	0.39%	0.46%
Net investment income	2.04%	1.44%	1.88%	1.38%	1.09%
Portfolio turnover rate(e)	73%	82%	76%	76%	78%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco S&P SmallCap Momentum ETF (XSMO)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$57.58	$44.82	$48.07	$51.21	$32.48
Net investment income(a)	0.62	0.37	0.66	0.26	0.24
Net realized and unrealized gain (loss) on investments	4.07 (b)	12.80	(3.25)	(3.20)	18.77
Total from investment operations	4.69	13.17	(2.59)	(2.94)	19.01
Distributions to shareholders from:
Net investment income	(0.55)	(0.41)	(0.66)	(0.20)	(0.28)
Net asset value at end of year	$61.72	$57.58	$44.82	$48.07	$51.21
Market price at end of year(c)	$61.71	$57.64	$44.77	$48.05	$51.16
Net Asset Value Total Return(d)	8.11%	29.51%	(5.38)%	(5.78)%	58.74%
Market Price Total Return(d)	7.98%	29.79%	(5.45)%	(5.72)%	58.20%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,385,545	$406,525	$177,922	$145,652	$171,548
Ratio to average net assets of:
Expenses, after Waivers	0.35%	0.39%	0.39%	0.37%	0.39%
Expenses, prior to Waivers	0.35%	0.40%	0.42%	0.37%	0.40%
Net investment income	0.96%	0.70%	1.40%	0.48%	0.53%
Portfolio turnover rate(e)	115%	107%	125%	147%	132%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$53.76	$44.08	$50.04	$49.21	$22.95
Net investment income(a)	1.02	0.89	0.68	0.74	0.38
Net realized and unrealized gain (loss) on investments	(5.27)	9.60	(5.91)	0.84 (b)	26.23
Total from investment operations	(4.25)	10.49	(5.23)	1.58	26.61
Distributions to shareholders from:
Net investment income	(1.10)	(0.81)	(0.73)	(0.75)	(0.35)
Net asset value at end of year	$48.41	$53.76	$44.08	$50.04	$49.21
Market price at end of year(c)	$48.37	$53.82	$44.07	$50.03	$49.27
Net Asset Value Total Return(d)	(8.07)%	23.95%	(10.46)%	3.18%	116.75%
Market Price Total Return(d)	(8.25)%	24.11%	(10.47)%	3.04%	117.30%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$573,224	$763,365	$612,331	$711,075	$259,319
Ratio to average net assets of:
Expenses, after Waivers	0.36%	0.37%	0.36%	0.36%	0.39%
Expenses, prior to Waivers	0.36%	0.37%	0.36%	0.36%	0.41%
Net investment income	1.88%	1.79%	1.44%	1.41%	1.11%
Portfolio turnover rate(e)	87%	77%	86%	73%	75%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Zacks Mid-Cap ETF (CZA)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$96.66	$86.48	$89.72	$88.94	$57.49
Net investment income(a)	1.33	1.39	1.06	1.06	0.83
Net realized and unrealized gain (loss) on investments	4.12	10.07	(2.78)	0.57	31.70
Total from investment operations	5.45	11.46	(1.72)	1.63	32.53
Distributions to shareholders from:
Net investment income	(1.32)	(1.28)	(1.52)	(0.85)	(1.08)
Net asset value at end of year	$100.79	$96.66	$86.48	$89.72	$88.94
Market price at end of year(b)	$100.74	$96.66	$86.48	$89.97	$88.93
Net Asset Value Total Return(c)	5.60%	13.31%	(1.93)%	1.82%	56.93%
Market Price Total Return(c)	5.55%	13.31%	(2.20)%	2.12%	56.65%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$179,406	$193,319	$198,895	$211,735	$226,798
Ratio to average net assets of:
Expenses	0.69%	0.69%	0.72%	0.74%	0.69%
Net investment income	1.28%	1.54%	1.20%	1.16%	1.18%
Portfolio turnover rate(d)	112%	118%	122%	121%	162%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco Zacks Multi-Asset Income ETF (CVY)
	Years Ended April 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.82	$21.46	$22.65	$24.06	$15.82
Net investment income(a)(b)	0.92	0.90	0.95	0.67	0.65
Net realized and unrealized gain (loss) on investments	(0.40)	3.46	(0.94)	(1.44)	8.20
Total from investment operations	0.52	4.36	0.01	(0.77)	8.85
Distributions to shareholders from:
Net investment income	(1.02)	(1.00)	(1.20)	(0.64)	(0.61)
Net asset value at end of year	$24.32	$24.82	$21.46	$22.65	$24.06
Market price at end of year(c)	$24.33	$24.86	$21.48	$22.61	$24.08
Net Asset Value Total Return(d)	1.97%	20.83%	0.28%	(3.30)%	57.19%
Market Price Total Return(d)	1.85%	20.91%	0.56%	(3.54)%	57.13%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$106,553	$112,939	$96,175	$114,150	$133,536
Ratio to average net assets of:
Expenses, after Waivers(e)	0.71%	0.64%	0.73%	0.73%	0.73%
Expenses, prior to Waivers(e)	0.72%	0.65%	0.73%	0.74%	0.73%
Net investment income(b)	3.59%	3.94%	4.37%	2.77%	3.48%
Portfolio turnover rate(f)	115%	117%	142%	161%	176%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Large Cap Growth ETF (PWB)	"Large Cap Growth ETF"
Invesco Large Cap Value ETF (PWV)	"Large Cap Value ETF"
Invesco S&P 100 Equal Weight ETF (EQWL)	"S&P 100 Equal Weight ETF"
Invesco S&P 500 GARP ETF (SPGP)	"S&P 500 GARP ETF"
Invesco S&P 500 Value with Momentum ETF (SPVM)	"S&P 500 Value with Momentum ETF"
Invesco S&P MidCap Momentum ETF (XMMO)	"S&P MidCap Momentum ETF"
Invesco S&P MidCap Quality ETF (XMHQ)	"S&P MidCap Quality ETF"
Invesco S&P MidCap Value with Momentum ETF (XMVM)	"S&P MidCap Value with Momentum ETF"
Invesco S&P SmallCap Momentum ETF (XSMO)	"S&P SmallCap Momentum ETF"
Invesco S&P SmallCap Value with Momentum ETF (XSVM)	"S&P SmallCap Value with Momentum ETF"
Invesco Zacks Mid-Cap ETF (CZA)	"Zacks Mid-Cap ETF"
Invesco Zacks Multi-Asset Income ETF (CVY)	"Zacks Multi-Asset Income ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index
Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index
S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index
S&P 500 GARP ETF	S&P 500® GARP Index
S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index
S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index
S&P MidCap Quality ETF	S&P MidCap 400® Quality Index
S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index
S&P SmallCap Momentum ETF	S&P SmallCap 600® Momentum Index
S&P SmallCap Value with Momentum ETF	S&P SmallCap 600® High Momentum Value Index
Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index
Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

48

A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

49

to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

50

taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Large Cap Growth ETF	$3,060
Large Cap Value ETF	2,993
S&P 100 Equal Weight ETF	2,345
S&P 500 GARP ETF	8,879
S&P 500 Value with Momentum ETF	604
S&P MidCap Momentum ETF	14,879
S&P MidCap Quality ETF	39,935
S&P MidCap Value with Momentum ETF	3,576
S&P SmallCap Momentum ETF	13,188
S&P SmallCap Value with Momentum ETF	28,729
Zacks Mid-Cap ETF	2,526
Zacks Multi-Asset Income ETF	14,327

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are

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translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds ("ETFs") and closed-end funds, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Master Limited Partnership Risk. Certain Funds may invest in master limited partnerships (“MLPs”). An MLP is an entity that is classified as a partnership under the Internal Revenue Code and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in a partnership structure, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Securities issued by MLPs may experience limited trading volumes and may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) than corporations under state laws, and may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

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Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF,

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S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2027. The Expense Cap for each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year through at least August 31, 2027, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the fiscal year ended April 30, 2025 under this Expense Cap for Large Cap Growth ETF, Large Cap Value ETF, S&P 500 GARP ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF, S&P SmallCap Value with Momentum ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Large Cap Growth ETF	$499
Large Cap Value ETF	526
S&P 100 Equal Weight ETF	457,313
S&P 500 GARP ETF	2,405
S&P 500 Value with Momentum ETF	22,837
S&P MidCap Momentum ETF	1,490
S&P MidCap Quality ETF	2,995,218
S&P MidCap Value with Momentum ETF	210
S&P SmallCap Momentum ETF	661
S&P SmallCap Value with Momentum ETF	285
Zacks Mid-Cap ETF	136
Zacks Multi-Asset Income ETF	4,408
The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of April 30, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28
S&P 100 Equal Weight ETF	$934,949	$159,032	$318,934	$456,983
S&P 500 Value with Momentum ETF	169,625	64,754	73,164	31,707
S&P MidCap Quality ETF	4,536,810	288,036	1,257,926	2,990,848
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Large Cap Growth ETF	ICE Data Indices, LLC
Large Cap Value ETF	ICE Data Indices, LLC
S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC
S&P 500 GARP ETF	S&P Dow Jones Indices LLC
S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Quality ETF	S&P Dow Jones Indices LLC
S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC
Zacks Mid-Cap ETF	Zacks Investment Research, Inc.
Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Large Cap Growth ETF	$2,703
Large Cap Value ETF	112,617
S&P 100 Equal Weight ETF	29,843
S&P 500 GARP ETF	124,332
S&P 500 Value with Momentum ETF	3,498
S&P MidCap Momentum ETF	72,715
S&P MidCap Quality ETF	47,668
S&P MidCap Value with Momentum ETF	53,325
S&P SmallCap Momentum ETF	58,588
S&P SmallCap Value with Momentum ETF	77,274
Zacks Mid-Cap ETF	32,625
Zacks Multi-Asset Income ETF	68,805
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended April 30, 2025, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
S&P MidCap Momentum ETF	$-	$128,050,778	$28,243,722
S&P MidCap Value with Momentum ETF	-	3,707,808	1,853,254

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

57

NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$976,112,384	$-	$-	$976,112,384
Money Market Funds	582,888	32,507,204	-	33,090,092
Total Investments	$976,695,272	$32,507,204	$-	$1,009,202,476
Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$999,156,621	$-	$-	$999,156,621
Money Market Funds	785,842	44,526,847	-	45,312,689
Total Investments	$999,942,463	$44,526,847	$-	$1,044,469,310
S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,182,735,690	$-	$-	$1,182,735,690
Money Market Funds	660,360	35,219,812	-	35,880,172
Total Investments	$1,183,396,050	$35,219,812	$-	$1,218,615,862
S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,782,004,998	$-	$-	$2,782,004,998
Money Market Funds	371,281	95,726,799	-	96,098,080
Total Investments	$2,782,376,279	$95,726,799	$-	$2,878,103,078
S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$49,540,178	$-	$-	$49,540,178
Money Market Funds	110,016	6,823,263	-	6,933,279
Total Investments	$49,650,194	$6,823,263	$-	$56,473,457
S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,418,494,102	$-	$-	$3,418,494,102
Money Market Funds	1,485,367	220,832,369	-	222,317,736
Total Investments	$3,419,979,469	$220,832,369	$-	$3,640,811,838

58

	Level 1	Level 2	Level 3	Total
S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,752,124,476	$-	$-	$4,752,124,476
Money Market Funds	4,341,548	545,003,710	-	549,345,258
Total Investments	$4,756,466,024	$545,003,710	$-	$5,301,469,734
S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,756,463	$-	$-	$238,756,463
Money Market Funds	329,198	49,007,296	-	49,336,494
Total Investments	$239,085,661	$49,007,296	$-	$288,092,957
S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,383,686,313	$-	$-	$1,383,686,313
Money Market Funds	1,367,282	240,267,246	-	241,634,528
Total Investments	$1,385,053,595	$240,267,246	$-	$1,625,320,841
S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$572,684,985	$-	$-	$572,684,985
Money Market Funds	541,147	74,908,608	-	75,449,755
Total Investments	$573,226,132	$74,908,608	$-	$648,134,740
Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$179,270,067	$-	$-	$179,270,067
Money Market Funds	271,525	7,863,643	-	8,135,168
Total Investments	$179,541,592	$7,863,643	$-	$187,405,235
Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,971,889	$-	$-	$84,971,889
Closed-End Funds	10,763,131	-	-	10,763,131
Preferred Stocks	10,615,253	-	-	10,615,253
Money Market Funds	41,902	19,201,186	-	19,243,088
Total Investments	$106,392,175	$19,201,186	$-	$125,593,361
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025		2024
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*
Large Cap Growth ETF	$688,790	$-	$1,971,234
Large Cap Value ETF	22,503,866	-	17,879,261
S&P 100 Equal Weight ETF	17,310,552	-	8,229,000
S&P 500 GARP ETF	59,282,455	-	54,704,523
S&P 500 Value with Momentum ETF	848,603	-	864,291
S&P MidCap Momentum ETF	17,116,434	-	7,039,973
S&P MidCap Quality ETF	242,039,818	614,498	16,138,808
S&P MidCap Value with Momentum ETF	4,661,050	-	2,931,021
S&P SmallCap Momentum ETF	10,398,630	-	1,713,095
S&P SmallCap Value with Momentum ETF	15,212,956	-	10,627,662
Zacks Mid-Cap ETF	2,455,516	-	2,662,587
Zacks Multi-Asset Income ETF	4,591,729	-	4,393,774

*	Includes short-term capital gain distributions, if any.

59

Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Large Cap Growth ETF	$-	$(130,287)	$154,505,482	$-	$(295,437,905)	$1,117,315,544	$976,252,834
Large Cap Value ETF	3,641,643	(1,925,164)	64,654,123	-	(526,609,021)	1,460,973,262	1,000,734,843
S&P 100 Equal Weight ETF	1,281,392	(67,626)	37,280,712	-	(14,007,273)	1,159,864,752	1,184,351,957
S&P 500 GARP ETF	1,087,170	(76,587)	(246,460,937)	-	(417,586,203)	3,445,112,798	2,782,076,241
S&P 500 Value with Momentum ETF	17,129	(51,012)	2,439,196	-	(23,490,164)	70,688,343	49,603,492
S&P MidCap Momentum ETF	3,198,619	(101,191)	(22,715,266)	-	(608,567,389)	4,047,529,187	3,419,343,960
S&P MidCap Quality ETF	2,014,215	(78,003)	(299,677,456)	-	(181,793,893)	5,234,434,466	4,754,899,329
S&P MidCap Value with Momentum ETF	429,103	(69,105)	11,930,131	-	(68,147,300)	294,763,051	238,905,880
S&P SmallCap Momentum ETF	419,901	(69,101)	2,509,907	-	(238,839,086)	1,621,523,501	1,385,545,122
S&P SmallCap Value with Momentum ETF	415,698	(76,201)	(29,903,139)	-	(296,952,669)	899,740,083	573,223,772
Zacks Mid-Cap ETF	589,972	(13,372)	1,095,800	671	(135,133,652)	312,866,575	179,405,994
Zacks Multi-Asset Income ETF	1,075,629	(1,039,384)	4,629,649	-	(446,183,899)	548,071,179	106,553,174
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Large Cap Growth ETF	$295,437,905	$-	$295,437,905
Large Cap Value ETF	445,982,224	80,626,797	526,609,021
S&P 100 Equal Weight ETF	4,466,509	9,540,764	14,007,273
S&P 500 GARP ETF	272,313,806	145,272,397	417,586,203
S&P 500 Value with Momentum ETF	16,331,841	7,158,323	23,490,164
S&P MidCap Momentum ETF	596,228,529	12,338,860	608,567,389
S&P MidCap Quality ETF	163,271,649	18,522,244	181,793,893
S&P MidCap Value with Momentum ETF	46,571,905	21,575,395	68,147,300
S&P SmallCap Momentum ETF	231,232,085	7,607,001	238,839,086
S&P SmallCap Value with Momentum ETF	207,683,248	89,269,421	296,952,669
Zacks Mid-Cap ETF	127,733,444	7,400,208	135,133,652
Zacks Multi-Asset Income ETF	365,714,816	80,469,083	446,183,899

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Large Cap Growth ETF	$864,309,524	$860,589,088
Large Cap Value ETF	1,011,088,259	1,006,156,102
S&P 100 Equal Weight ETF	175,192,220	177,405,293
S&P 500 GARP ETF	2,858,739,443	2,856,019,078
S&P 500 Value with Momentum ETF	28,879,483	28,940,878
S&P MidCap Momentum ETF	3,377,826,166	3,373,513,738
S&P MidCap Quality ETF	3,154,063,534	3,360,568,947
S&P MidCap Value with Momentum ETF	181,599,388	181,181,165
S&P SmallCap Momentum ETF	1,308,078,620	1,307,772,052

60

	Purchases	Sales
S&P SmallCap Value with Momentum ETF	$665,894,724	$667,511,345
Zacks Mid-Cap ETF	221,799,855	221,278,932
Zacks Multi-Asset Income ETF	133,364,028	132,789,055
For the fiscal year ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Large Cap Growth ETF	$786,875,351	$746,379,145
Large Cap Value ETF	661,310,872	576,414,686
S&P 100 Equal Weight ETF	716,127,883	209,393,042
S&P 500 GARP ETF	2,337,816,158	4,227,384,555
S&P 500 Value with Momentum ETF	15,615,466	9,866,989
S&P MidCap Momentum ETF	3,960,328,112	2,567,690,537
S&P MidCap Quality ETF	3,249,209,007	2,466,559,887
S&P MidCap Value with Momentum ETF	45,103,077	21,755,593
S&P SmallCap Momentum ETF	1,915,723,045	855,812,466
S&P SmallCap Value with Momentum ETF	297,858,741	416,187,812
Zacks Mid-Cap ETF	66,438,990	89,291,747
Zacks Multi-Asset Income ETF	706,703	4,506,096
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Large Cap Growth ETF	$178,319,018	$(23,813,536)	$154,505,482	$854,696,994
Large Cap Value ETF	107,502,919	(42,848,796)	64,654,123	979,815,187
S&P 100 Equal Weight ETF	104,708,120	(67,427,408)	37,280,712	1,181,335,150
S&P 500 GARP ETF	162,170,190	(408,631,127)	(246,460,937)	3,124,564,015
S&P 500 Value with Momentum ETF	4,588,797	(2,149,601)	2,439,196	54,034,261
S&P MidCap Momentum ETF	144,307,854	(167,023,120)	(22,715,266)	3,663,527,104
S&P MidCap Quality ETF	258,664,603	(558,342,059)	(299,677,456)	5,601,147,190
S&P MidCap Value with Momentum ETF	24,794,986	(12,864,855)	11,930,131	276,162,826
S&P SmallCap Momentum ETF	88,964,293	(86,454,386)	2,509,907	1,622,810,934
S&P SmallCap Value with Momentum ETF	39,070,865	(68,974,004)	(29,903,139)	678,037,879
Zacks Mid-Cap ETF	12,142,228	(11,046,428)	1,095,800	186,309,435
Zacks Multi-Asset Income ETF	12,800,681	(8,171,032)	4,629,649	120,963,712
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of partnerships and in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Large Cap Growth ETF	$141,724	$(173,621,940)	$173,480,216
Large Cap Value ETF	1,145,099	(103,504,414)	102,359,315
S&P 100 Equal Weight ETF	-	(68,828,200)	68,828,200
S&P 500 GARP ETF	-	(751,426,062)	751,426,062
S&P 500 Value with Momentum ETF	-	(1,557,084)	1,557,084
S&P MidCap Momentum ETF	-	(365,614,716)	365,614,716
S&P MidCap Quality ETF	(5,362)	(429,140,378)	429,145,740

61

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P MidCap Value with Momentum ETF	$1,852	$(3,732,783)	$3,730,931
S&P SmallCap Momentum ETF	11,231	(87,162,417)	87,151,186
S&P SmallCap Value with Momentum ETF	-	(92,761,814)	92,761,814
Zacks Mid-Cap ETF	(95,183)	(11,263,875)	11,359,058
Zacks Multi-Asset Income ETF	470,559	(1,074,509)	603,950
NOTE 9—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

62

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco S&P 100 Equal Weight ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Quality ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF, Invesco S&P SmallCap Value with Momentum ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco S&P 100 Equal Weight ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Quality ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF, Invesco S&P SmallCap Value with Momentum ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF (twelve of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 26, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

63

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Long Term Capital Gains	Qualified Short Term Gains
Invesco Large Cap Growth ETF	0%	100%	100%	0%	0%	$-	$-
Invesco Large Cap Value ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P 100 Equal Weight ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P 500 GARP ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P 500 Value with Momentum ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P MidCap Momentum ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P MidCap Quality ETF	0%	24%	24%	0%	0%	614,498	201,593,693
Invesco S&P MidCap Value with Momentum ETF	0%	100%	99%	0%	0%	-	-
Invesco S&P SmallCap Momentum ETF	7%	93%	100%	0%	0%	-	-
Invesco S&P SmallCap Value with Momentum ETF	12%	86%	84%	0%	0%	-	-
Invesco Zacks Mid-Cap ETF	0%	100%	97%	0%	0%	-	-
Invesco Zacks Multi-Asset Income ETF	7%	57%	40%	0%	0%	-	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

64

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration

65

Approval of Investment Advisory Contracts—(continued)
statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
●
0.15% of the Fund’s average daily net assets for Invesco S&P 500® Quality ETF;
●
0.25% of the Fund’s average daily net assets for each of Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.29% of the Fund’s average daily net assets for each of Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.40% of the Fund’s average daily net assets for each of Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF; and
●
0.50% of the Fund’s average daily net assets for each other Fund.
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund’s average daily net assets, at least until August 31, 2027, as set forth below:
●
0.15%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 500® Quality ETF;
●
0.25%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco S&P 100 Equal Weight ETF and Invesco S&P MidCap Quality ETF;
●
0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco RAFI US 1000 ETF, Invesco RAFI US 1500 Small-Mid ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF;
●
0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dividend Achievers™ ETF, Invesco High Yield Equity Dividend Achievers™ ETF and Invesco International Dividend Achievers™ ETF;
●
0.60%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF and Invesco Dorsey Wright Utilities Momentum ETF; and
●
0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses, for Invesco Aerospace & Defense ETF, Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco BuyBack AchieversTM ETF, Invesco Dorsey Wright Momentum ETF, Invesco Energy Exploration & Production ETF, Invesco Financial Preferred ETF, Invesco Food & Beverage ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco Leisure and Entertainment ETF, Invesco MSCI

66

Approval of Investment Advisory Contracts—(continued)
Sustainable Future ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF, Invesco Semiconductors ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X

67

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF		X	X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF		X	X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X

68

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF			X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF			X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF			X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.

69

Approval of Investment Advisory Contracts—(continued)
Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

70

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

71

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SF-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 3, 2025